UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


 Investment Company Act file number                         811-07572
                                                    --------------------------

                         Principal Investors Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                    -------------------

Date of fiscal year end:       October 31, 2004
                       ---------------------------

Date of reporting period:      October 31, 2004
                       ---------------------------

ITEM 1 - REPORT TO STOCKHOLDERS

                               TABLE OF CONTENTS
                                                                      PAGE
Portfolio Managers' Comments............................................3
Shareholder Expense Example.............................................51
Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 66
 Statements of Operations ............................................... 83
 Statements of Changes in Net Assets.................................... 100
 Notes to Financial Statements.......................................... 125
 Schedules of Investments
  Bond & Mortgage Securities Fund.......................................171
  Capital Preservation Fund.............................................186
  Government Securities Fund............................................189
  High Quality Intermediate-Term Bond Fund..............................191
  High Quality Long-Term Bond Fund......................................200
  High Quality Short-Term Bond Fund.....................................208
  International Emerging Markets Fund...................................216
  International Fund I..................................................220
  International Fund II .................................................228
  LargeCap Blend Fund I.................................................232
  LargeCap Growth Fund..................................................237
  LargeCap S&P 500 Index Fund...........................................239
  LargeCap Value Fund...................................................248
  MidCap Blend Fund.....................................................251
  MidCap Growth Fund....................................................254
  MidCap S&P 400 Index Fund.............................................257
  MidCap Value Fund.....................................................265
  Money Market Fund.....................................................268
  Partners International Fund...........................................272
  Partners LargeCap Blend Fund..........................................278
  Partners LargeCap Blend Fund I........................................284
  Partners LargeCap Growth Fund.........................................288
  Partners LargeCap Growth Fund I.......................................292
  Partners LargeCap Growth Fund II......................................294
  Partners LargeCap Value Fund..........................................296
  Partners LargeCap Value Fund I........................................300
  Partners MidCap Growth Fund...........................................302
  Partners MidCap Growth Fund I.........................................305
  Partners MidCap Value Fund............................................309
  Partners MidCap Value Fund I..........................................311
  Partners SmallCap Blend Fund...........................................313
  Partners SmallCap Growth Fund I.......................................318
  Partners SmallCap Growth Fund II......................................321
  Partners SmallCap Growth Fund III.....................................326
  Partners SmallCap Value Fund..........................................329
  Partners SmallCap Value Fund I........................................337
  Partners SmallCap Value Fund II.......................................346
  Preferred Securities Fund.............................................355
  Principal LifeTime 2010 Fund..........................................359
  Principal LifeTime 2020 Fund..........................................360
  Principal LifeTime 2030 Fund..........................................361
  Principal LifeTime 2040 Fund..........................................362
  Principal LifeTime 2050 Fund..........................................363
  Principal LifeTime Strategic Income Fund..............................364
  Real Estate Securities Fund...........................................365
  SmallCap Blend Fund...................................................366
  SmallCap Growth Fund..................................................372
  SmallCap S&P 600 Index Fund...........................................376
  SmallCap Value Fund...................................................386
 Financial Highlights................................................... 390
Report of Independent Registered Public Accounting Firm.................537
Fund Directors..........................................................538
Proxy Voting Policies...................................................539
Schedules of Investments................................................539
Federal Income Tax Information..........................................540

PORTFOLIO MANAGERS' COMMENTS


IMPORTANT FUND INFORMATION

The following disclosure applies to the Principal Investors Fund, Inc.:


The line graphs on the following pages represent hypothetical $10,000 investments in Advisors Select Class shares of each Fund included in Principal Investors Fund except the following Funds, where the line graphs represent hypothetical $10,000 investments in Institutional Class shares, the oldest class of these particular Funds:

 Partners International Fund
 Partners MidCap Growth Fund I
 Partners MidCap Value Fund I
 Preferred Securities Fund



Growth of a $10,000 investment in a different share class will vary from the results illustrated due to differences in the expenses charged to these share classes. Past performance does not guarantee future results.


Advisors Signature Class was established September 27, 2004, but since operations did not begin until November 1, 2004, no investment results for this share class are shown in the tables.


Principal Investors Fund does not collect a front-end sales charge; however, the Average Annual Total Returns of Class J reflect a contingent deferred sales charge (CDSC), which is imposed on redemptions within 18 months of purchase.


The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares if the shares are held outside of a qualified plan.


Performance information may reflect historical or current expense waivers/reimbursement without which performance would have been lower. For information on current expense waivers/reimbursements, please see the financial highlights or the prospectus.


The Morningstar Mutual Fund Category Averages shown in the tables are calculated by Morningstar. The Averages do not reflect sales charges but do reflect transaction costs and operating expenses. Each index is unmanaged and therefore performance information does not reflect sales charges, transaction costs or operating expenses.


The inception dates given in the tables for each share class are the dates operations began.


Fund shares are neither deposits nor obligations of any bank or other insured depository institution, nor are they endorsed or guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in the Funds involves risks, including possible loss of the principal amount invested. The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost.


The Comments on the following pages were supplied by the Portfolio Managers, except where noted. Portfolio managers commonly classify investments by economic sector-technology, financials, retail, and so on. These sector classifications may differ among portfolio managers. They also may differ from the Fund's sector classifications. Therefore, sector names and percentages discussed in the commentaries may differ from those in the Schedule of Investments. Specific security holdings referred to in the commentaries may have been liquidated during the reporting period. For a listing of securities held at the end of the reporting period, please refer to the Schedules of Investments. Comments cover the Funds' fiscal year, which runs from November 1, 2003 through October 31, 2004. Partners LargeCap Value Fund I, Partners SmallCap Growth Fund III and Partners SmallCap Value Fund II began operations June 1, 2004; because they were in existence for only a short time-less than six months of the fiscal year-we have not included commentary regarding these funds.

BOND AND MORTGAGE SECURITIES FUND

WILLIAM C. ARMSTRONG AND TIMOTHY R. WARRICK (PRINCIPAL GLOBAL INVESTORS, LLC)


LOGO
                         GROWTH OF A $10,000 INVESTMENT
                           IN ADVISORS SELECT SHARES

                              Morningstar
        Lehman Brothers    Intermediate-Term      Bond & Mortgage
        Aggregate Bond       Bond Category        Securities Fund,
            Index              Average            Advisors Select
12/6/00     10                  10                   10
10/01       11.241              11.148               10.932
10/02       11.903              11.761               11.347
10/03       12.487              12.477               11.775
10/04       13.178              13.095               12.374

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   5.17%   6.18%
Advisors Select     12/6/2000   5.09%   5.95%
J                    3/1/2001   4.94%   5.16%
J**                  3/1/2001   3.94%   5.16%
Institutional        3/1/2001   5.74%   6.02%
Preferred           12/6/2000   5.48%   6.52%
Select              12/6/2000   5.39%   6.68%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


Bond & Mortgage Securities Fund underperformed the Lehman Aggregate Bond Index for the one-year period ended October 31, 2004, returning 5.09% compared to 5.53% for the index.


The Fund's underperformance came from the portfolio's underweight position to Mortgage-Backed Securities (MBS). Throughout much of the year we expected volatility within the fixed-income market to increase along with intermediate-term interest rates. The MBS sector tends to be less attractive, relative to alternate sectors, when fixed-income markets are less volatile and more attractive when volatility and interest rates increase. However, volatility and intermediate-term interest rates fell over the past twelve months making MBS less attractive.


Good performance resulted from the Fund's allocation to below investment grade corporate bonds. This sector is not included in the Lehman Aggregate Bond Index. The Fund's overweight position to investment-grade corporate bonds and asset-backed securities also enhanced performance, as these were the two top-performing fixed-income sectors during the past 12 months. The Fund also benefited from an underweighted position in shorter duration U.S Treasury bonds, which experienced larger price declines as interest rates rose. Additionally, the Fund's underweight position in U.S. Treasuries and agencies enhanced returns, with those sectors being the worst performing sectors over the past 12 months.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

CAPITAL PRESERVATION FUND

Effective July 29, 2004, Michael R. Johnson, Tracy Reeg and Alice Robertson became responsible for day-to-day Fund management replacing Martin J. Schafer.


MICHAEL R. JOHNSON, TRACY REEG AND ALICE ROBERTSON (PRINCIPAL GLOBAL INVESTORS,
LLC)

While maintaining its objective of high current income and a stable value per share, the Capital Preservation Fund changed its investment strategy as of July 30, 2004. The Fund now invests its assets in a portfolio of high-quality, short-term money market instruments, primarily asset-backed commercial paper.


The average maturity of the money fund industry over the course of fiscal year 2004 was in the 41-59 day range. The industry average continually declined in order to be better positioned for the widely-anticipated Federal Reserve rate increases. The Fund strives to stay in line with the money fund industry average in both yield and maturity. The Fund managers choose from a list of high-quality investments that is actively monitored by our fixed-income analytical staff.


The Fed Funds rate, the overnight lending rate between banks, started fiscal year 2004 at 1.00%. At its May meeting, the Federal Reserve changed its policy from accommodation to tightening. The Federal Reserve began to remove this accommodation by raising the Fed Funds rate by 0.25% at its June meeting. Two more rate increases of 0.25% each at the August and September meetings brought the Fed Funds rate to 1.75%.


Investment in the Fund is neither insured nor guaranteed by the U.S. Government. While the Fund strives to maintain a $1.00 per share net asset value, it is possible to lose money by investing in the Fund.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

GOVERNMENT SECURITIES FUND

MARK KARSTROM AND MARTIN J. SCHAFER (PRINCIPAL GLOBAL INVESTORS, LLC)


LOGO

                         GROWTH OF A $10,000 INVESTMENT
                           IN ADVISORS SELECT SHARES

        Lehman Brothers    Lehman Brothers           Morningstar            Government
        Mortgage Backed   Government/Mortgage   Intermediate Government   Securities Fund,
        Securities Index        Index*            Category Average        Advisors Select
12/6/00     10                  10                   10                       10
10/01       11.106              11.129               11.116                   10.81
10/02       11.806              11.833               11.262                   11.351
10/03       12.131              12.168               11.535                   11.469
10/04       12.807              12.801               12.008                   11.894

* This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

                Average Annual Total Returns
                   as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   3.89%   4.98%
Advisors Select     12/6/2000   3.71%   4.80%
J                    3/1/2001   3.59%   4.20%
J**                  3/1/2001   2.59%   4.20%
Institutional        3/1/2001   4.47%   5.10%
Preferred           12/6/2000   4.11%   5.34%
Select              12/6/2000   4.08%   5.22%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


Government Securities Fund underperformed the Lehman Government/Mortgage Index for the one-year period ending October 31, 2004, returning 3.71% compared to 5.20% for the index.


The pace of economic growth moderated in recent quarters, due to higher oil prices that cut into consumer disposable incomes, and uncertainty over the outcome of the U.S. presidential election, which delayed business investment. While the pace of economic growth was strong, higher productivity and cost-conscious corporations dampened the employment growth that typically occurs early in the business cycle. As a result, interest rates stayed in a narrow trading range over the past year even with the Federal Reserve beginning to tighten interest rates. In light of higher mortgage rates, the consumer slowed the pace of mortgage refinancing and utilized more adjustable-rate mortgages to finance a strong housing market.


The Fund's performance is driven mainly by its emphasis on mortgage securities, which contributed positively to performance relative to the index. As interest rates fell in the third quarter, Fund performance relative to the index was negatively affected by the shorter duration of the Fund's portfolio. In general, mortgage securities experienced good performance in the past year as risk premiums fell while volatility of interest rates declined and the risk of mortgage refinancing fell.


Government agency securities also contributed to the Fund's performance relative to the index. In spite of many questions surrounding the financial performance of Freddie Mac and Fannie Mae, the risk premium on those securities also fell over the past year. The Fund invested about 20% in agencies, such as Freddie Mac.


We believe that effectively managing duration and opportunistically investing in government mortgage and agency securities leads to superior risk-adjusted returns. This strategy is intended to provide a high-quality, low-volatility portfolio with a higher yield than similar-duration Treasuries.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

WILLIAM C. ARMSTRONG AND TIMOTHY R. WARRICK (PRINCIPAL GLOBAL INVESTORS, LLC)

                         GROWTH OF A $10,000 INVESTMENT
                           IN ADVISORS SELECT SHARES

                           Morningstar         High Quality
        Lehman Brothers  Intermediate-Term   Intermediate-Term
        Aggregate Bond    Bond Category         Bond Fund,
            Index            Average          Advisors Select
12/6/00     10                10                 10
10/01       11.241            11.148             10.945
10/02       11.903            11.761             11.43
10/03       12.487            12.477             11.852
10/04       13.178            13.095             12.385


        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   4.68%   6.18%
Advisors Select     12/6/2000   4.50%   5.98%
J                    3/1/2001   4.42%   5.14%
J**                  3/1/2001   3.42%   5.14%
Institutional        3/1/2001   5.23%   6.21%
Preferred           12/6/2000   4.99%   6.54%
Select              12/6/2000   4.88%   6.38%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.



LOGO
High Quality Intermediate-Term Bond Fund underperformed the Lehman Aggregate Bond Index for the one-year period ended October 31, 2004, returning 4.50% compared to 5.53% for the index.


The Fund's under-performance came from the portfolio's under-weight position to Mortgage-Backed Securities (MBS). Throughout much of the year we expected volatility within the fixed-income market to increase along with intermediate-term interest rates. The MBS sector tends to be less attractive, relative to alternate sectors, when fixed-income markets are less volatile and more attractive when volatility and interest rates increase. However, volatility and intermediate-term interest rates actually fell over the past twelve months, making MBS less attractive.


Good performance resulted from the Fund's allocation to below investment grade corporate bonds. This sector is not included in the Lehman Aggregate Bond Index. The Fund's overweight position to investment-grade corporate bonds and asset-backed securities also enhanced performance, as these were the two top-performing fixed-income sectors during the past 12 months. The Fund also benefited from an underweighted position in shorter duration U.S Treasury bonds, which experienced larger price declines as interest rates rose. Additionally, the Fund's underweight position in U.S. Treasuries and agencies enhanced returns, with those sectors being the worst performing sectors over the past 12 months.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

HIGH QUALITY LONG-TERM BOND FUND

MARTIN J. SCHAFER (PRINCIPAL GLOBAL INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


        Lehman Brothers      Morningstar         High Quality
       Gov't/Credit Bond   Long-Term Bond    Long-Term Bond Fund,
            Index         Category Average     Advisors Select
12/6/00     10               10                   10
10/01       11.311           11.906               10.892
10/02       11.818           11.031               11.344
10/03       12.547           12.155               11.9
10/04       13.246           13.018               12.547

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   5.53%   6.60%
Advisors Select     12/6/2000   5.44%   6.44%
J                    3/1/2001   5.31%   5.63%
J**                  3/1/2001   4.31%   5.63%
Institutional        3/1/2001   6.19%   6.82%
Preferred           12/6/2000   5.96%   6.90%
Select              12/6/2000   5.73%   6.82%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.



LOGO
High Quality Long-Term Bond Fund slightly underperformed the Lehman Government/Credit Index for the one-year period ended October 31, 2004. The Fund returned 5.44% versus 5.57% for the index.


Performance was enhanced by broad corporate diversification and over-weighted sector allocations to asset-backed securities, commercial mortgage-backed securities, agencies (securities issued by U.S. government agencies), and mortgage-backed securities, which provided positive returns relative to comparable maturity Treasuries.


The portfolio had a longer duration relative to the index throughout much of the year, which was also a positive contributor to performance. Duration is a measure of bond price sensitivity to changes in interest rates.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

HIGH QUALITY SHORT-TERM BOND FUND

MARTIN J. SCHAFER (PRINCIPAL GLOBAL INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        Lehman Brothers        Morningstar          High Quality
        Mutual Fund 1-5       Short-Term Bond   Short-Term Bond Fund,
       Gov't/Credit Index     Category Average     Advisors Select
12/6/00     10                   10                    10
10/01       11.129               10.97                 10.844
10/02       11.763               8.275                 11.247
10/03       12.241               8.512                 11.556
10/04       12.602               8.697                 11.695


        Average Annual Total Returns
        as of October 31, 2004
                     Inception           Since
        Class*         Date    1 Year  Inception
Advisors Preferred   12/6/2000  1.87%   4.76%
Advisors Select      12/6/2000  1.20%   4.38%
J                     3/1/2001  1.27%   3.60%
J**                   3/1/2001  0.28%   3.60%
Institutional         3/1/2001  2.06%   4.53%
Preferred            12/6/2000  1.80%   4.92%
Select               12/6/2000  1.69%   4.61%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
High Quality Short-Term Bond Fund underperformed the Lehman Mutual Fund 1-5 Year Government/Credit Index for the one-year period ended October 31, 2004. The Fund returned 1.20% versus 2.95% for the index.


The duration of the Fund was shorter than the index, hindering performance as interest rates fell. Duration is a measure of bond price sensitivity to changes in interest rates. As interest rates fall, shorter-duration investments tend to rise less than longer-duration investments.


Fund performance was enhanced by broad, corporate diversification and our overweighted section allocations to asset-backed securities, commercial mortgage-backed securities, securities issued by U.S. government agencies, and mortgage-backed securities-all of which provided positive returns relative to the index.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

INTERNATIONAL EMERGING MARKETS FUND

MICHAEL A. MARUSIAK AND MICHAEL L. REYNAL (PRINCIPAL GLOBAL INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                              Morningstar
        MSCI Emerging     Diversified Emerging       International
      Markets Free (EMF)    Markets Category     Emerging Markets Fund,
          Index-ID              Average             Advisors Select
12/6/00   10                     10                    10
10/01     8.377                  8.472                 8.155
10/02     9.084                  6.867                 8.59
10/03     13.512                 10.084                12.752
10/04     16.133                 11.994                14.875

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   16.80%  10.58%
Advisors Select     12/6/2000   16.65%  10.41%
J                    3/1/2001   16.26%  10.77%
J**                  3/1/2001   15.26%  10.77%
Institutional        3/1/2001   17.46%  11.93%
Preferred           12/6/2000   17.14%  10.88%
Select              12/6/2000   17.11%  10.82%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.



LOGO
International Emerging Markets Fund underperformed its benchmark, the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index by 2.75%. For the one-year period ending October 31, 2004, the Fund returned 16.65%, compared to the index return of 19.40%.


The Fund's under-performance was primarily due to poor stock selection in the Czech Republic and India. Poor performance in the utilities sector was also due to poor stock selection, especially in Indonesia, China and Brazil. Stock selection in the financials and telecommunication services sectors provided outperformance relative to the index. The Fund benefited from stock selection in South Africa and South Korea.


The MSCI EMF Index outpaced the gains of most developed markets. The year was characterized by a strong upward movement in both commodity and oil prices. Commodity prices worldwide rose strongly on optimism about growth in China. Meanwhile, oil prices were further buoyed by very tight supplies, with the continued conflict in Iraq and terrorism concerns keeping prices high.


Asian markets had an eventful year, with the first few months characterized by excessive optimism on Chinese growth, followed by a period in the middle of the year where the market was concerned about the viability of that growth. By the end of the year the market was relatively positive about China's equity market prospects, based on a belief in the soft-landing outlook for the Chinese economy. This shifting sentiment toward the Chinese economy had implications for the outlook on the global economy, given China's large appetite for resources, and the Asian markets in particular. Because there was uncertainty on the main growth driver for the Asian markets, Asia underperformed the Latin American and Eastern Europe, Middle East and African (EEMEA) markets.


The Asian markets were also characterized by several elections and transitions of power. In the summer, we saw the final relinquishment by Jiang Zemin of any position of outright authority in China and the final transfer of power to his replacement, Hu Jintao. Despite initial concerns about how Taiwanese-Chinese relations would be affected, the market took this in stride. There was a controversial election in Taiwan, where the incumbent, who was struggling in the polls at the time, was shot two days before the election and managed to pull out a victory. President Chen Shui-Ban's leanings towards independence for Taiwan will necessitate close scrutiny due to the new leadership in China. In Indonesia, President Megawati was removed from power and replaced by Susilo Bambang Yudhoyono (SBY), as voters grew weary of the lack of change during Megawati's regime.


Latin America benefited from optimism about the U.S. economy and the strong commodities prices, as Brazil in particular is a large exporter of raw materials. The relative strength in the U.S. economy benefited Mexico, with its strong ties to its northern neighbor. Argentina, Brazil and Mexico all performed extremely well. The Argentine economy is booming on strong commodity prices and high liquidity. Continuing debt-restructuring discussions have also upheld sentiment. In Brazil, President Lula da Silva has implemented market friendly reforms, which, added to strong iron ore, grain, and steel prices, have been very positive. In Mexico, steady economic convergence with the United States, high oil prices, and a positive employment scenario have offset a deteriorating political outlook.


The EEMEA region was driven by several themes over the course of the year. Within Central Europe, its continued convergence with Western Europe and its effects on interest rates supported a strong market. The Central European markets have continued to out-perform, led by Hungary and the Czech Republic. Turkey has also been a tremendous beneficiary of European Union (EU) convergence, with the continuing discussions of ultimate entry into the EU driving asset prices higher. The high oil price and strong domestic liquidity in Russia led to a strong performance by the Russian equity market, notwithstanding the Kremlin's attack on Russia's largest oil company, Yukos. South Africa also performed well, as optimism on the local economy was fueled by several rate cuts, which boosted performance of the local economy-related stocks. This, combined with strong materials prices, led to another strong year for the South African rand.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

INTERNATIONAL FUND I


Effective June 14, 2004, Juliet Cohn was added to those individuals responsible for day-to-day Fund management, replacing Phyllis Vance.

PAUL BLANKENHAGEN AND JULIET COHN (PRINCIPAL GLOBAL INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

          MSCI EAFE          Morningstar Foreign
       (Europe, Australia,      Large Blend          International Fund I,
        Far East) Index-ND     Category Average        Advisors Select
12/6/00        10                 10                       10
10/01          7.782              7.503                    7.029
10/02          6.754              6.512                    6.162
10/03          8.58               7.977                    7.598
10/04          10.196             9.263                    8.831

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   16.59%  -1.99%
Advisors Select     12/6/2000   16.23%  -2.23%
J                    3/1/2001   16.17%  -0.77%
J**                  3/1/2001   15.17%  -0.77%
Institutional        3/1/2001   17.24%  0.15%
Preferred           12/6/2000   16.93%  -1.65%
Select              12/6/2000   17.14%  -1.48%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
International equity markets continued higher in the last year due to strong corporate earnings, good economic growth and continued low interest rates. Despite worries about another terrorist attack around the U.S. election, the war in Iraq and high oil prices, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index rose 18.84% during the fiscal year ending October 31, 2004. The International Fund I rose 16.23%, underperforming the index.


In developed markets, small companies continued to outperform large companies. When examining returns by region, Europe and Australia performed better than Japan. The energy, basic materials and utility sectors were the best performers, while consumer staples and information technology lagged. Emerging market returns were similar to those produced by developed markets during the year, with the Latin American and Eastern European regions producing the strongest returns. The weak U.S. dollar continued to benefit international investors.


The primary reason for the Fund's underperformance versus the MSCI EAFE Index was sector allocation and stock selection. Performance suffered in the information technology sector due to an overweighted position in semiconductor related companies. A slightly overweighted position during the year in the information technology sector overall also hurt performance. Too much exposure to alternative carriers hurt stock selection in the telecommunication services sector. Underperformance in these two sectors was partially offset by strong stock selection in the energy, financials and utilities sectors. An overweighted position in the energy sector also helped performance. Stock selection was strong in Europe, but weak in Japan.


As we progressed through the last year, our philosophy of investing in companies experiencing improvements in their business and paying reasonable prices for these investments began to gain more traction. The market began to reward these types of companies in the latter part of the fiscal year.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

INTERNATIONAL FUND II

MUSTAFA SAGUN AND STEVE LARSON (PRINCIPAL GLOBAL INVESTORS, LLC)

                         GROWTH OF A $10,000 INVESTMENT
                           IN ADVISORS SELECT SHARES

           MSCI EAFE           Morningstar Foreign
       (Europe, Australia,        Large Growth       International Fund II,
        Far East) Index-ND      Category Average        Advisors Select
12/6/00        10                   10                      10
10/01          7.782                7.093                   7.433
10/02          6.754                6.09                    6.517
10/03          8.58                 7.486                   8.171
10/04          10.196               8.425                   9.855

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   20.81%  0.62%
Advisors Select     12/6/2000   20.61%  -0.47%
J                    3/1/2001   20.30%  1.89%
J**                  3/1/2001   19.30%  1.89%
Institutional       12/6/2000   21.54%  0.32%
Preferred           12/6/2000   21.21%  0.06%
Select              12/6/2000   21.26%  -0.05%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
International equity markets continued higher in the last year due to strong corporate earnings, good economic growth and continued low interest rates. Despite worries about another terrorist attack, the U.S. election, the war in Iraq and high oil prices, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index rose 18.84% during the fiscal year ending October 31, 2004. International Fund II rose 20.61%, outperforming the index.


In developed markets, small companies continued to outperform large companies. When examining returns by region, Europe and Australia performed better than Japan. The energy, basic materials and utility sectors were the best performers, while consumer staples and information technology lagged. The weak U.S. dollar continued to benefit international investors. MSCI EAFE performance benefited by 7.53% due to the strength of international currencies versus the U.S. dollar. Because the Fund did not hedge its exposure to international currencies, shareholders benefited from the weak U.S. dollar.


The Fund's outperformance relative to the MSCI EAFE Index stemmed primarily from stock selection within the energy, industrials and consumer staples sectors. Specifically, our industry exposures in oil and gas, marine transportation, food and staples retailing, health care equipment and supplies, as well as commercial banks, contributed positively to performance. Alternatively, stock selection within the information technology and telecommunication services sectors contributed negatively to returns. In particular, our industry exposures in semiconductors, software and diversified telecommunications services detracted from performance.


From a country perspective, stock selection within Japan was the greatest contributor to performance, while stock selection within the United Kingdom had the most negative impact on performance. Since the Fund is managed with a focus on active, fundamental stock selection as the primary driver of excess returns relative to the index, it is not impacted significantly by active sector or country weightings.


Our equity investment philosophy is based on the belief that superior stock selection is the key to consistent and repeatable out-performance over the long horizon. Specifically, our strategy emphasizes investing in companies with growth characteristics that have the following attributes: 1) improving business fundamentals such as revenue growth, margin expansion or earnings growth, 2) rising investor expectations such as improvements in earnings estimates or recommendations, and 3) attractive relative valuation.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

LARGECAP BLEND FUND I

MUSTAFA SAGUN AND JEFFREY SCHWARTE (PRINCIPAL GLOBAL INVESTORS, LLC)

LOGO

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                              Morningstar Large
        Standard & Poor's      Blend Category      LargeCap Blend Fund I,
         500 Stock Index           Average            Advisors Select
12/30/02      10                    10                   10
10/03         12.128                12.061               12.05
10/04         13.269                13.013               13.179

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred 12/30/2002   9.55%   16.44%
Advisors Select    12/30/2002   9.37%   16.23%
Institutional      12/30/2002   10.22%  17.09%
Preferred          12/30/2002   9.94%   16.82%
Select             12/30/2002   9.83%   16.65%

*    The Fund does not collect a front-end sales charge.

Past performance is not predictive of future performance.


During the year ending October 31, 2004, LargeCap Blend Fund I returned 9.37%, nearly matching the 9.41% performance of the S&P 500 Index.


The performance of the domestic equity market was fueled by oil, stock dividends, corporate earnings, and value-oriented stocks. Energy stocks led the performance parade for the year as the sector rose 43.9%. Returns for the utilities and telecommunication services sectors each topped 20%, the atypically high returns resulting from their attractive dividend yields and their historically-defensive characteristics. As economic and consumer spending growth slowed during the summer, investors lightened their holdings of tech stocks and stocks of companies that sell retail and everyday products to consumers.


Overall, stock selection drove the returns for the Fund over the last 12 months. The Fund had strong stock selection within healthcare, specifically healthcare providers and pharmaceutical stocks. Healthcare providers continue to demonstrate enrollment growth while pharmaceutical stocks struggle with patent expiration and political uncertainty. The Fund underperformed in information technology stocks, specifically within semiconductors and hardware. The semiconductor industry is experiencing excess inventory levels in the face of weak consumer demand. Hardware stocks continue to rise as investors expect strong corporate spending over the next year.


Our stock selection strategies capture rising investor expectations and improving business fundamentals with attractive relative valuations. Our disciplined portfolio construction strategies focus on stock selection as the major driver of the Fund's performance.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

LARGECAP GROWTH FUND

Effective October 15, 2004, day-to-day Fund management responsibility was transferred from Mary Sunderland to Paul A. Dow.


PAUL A. DOW (PRINCIPAL GLOBAL INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                       Morningstar Large
        Russell 1000   Growth Category     LargeCap Growth Fund,
        Growth Index       Average           Advisors Select
12/6/00    10               10                   10
10/01      7.044            6.661                6.859
10/02      5.662            6.453                5.616
10/03      6.897            7.791                6.423
10/04      7.13             8.036                6.641

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred 12/6/2000   3.59%   -10.62%
Advisors Select    12/6/2000   3.40%   -11.54%
J                   3/1/2001   2.97%   -6.98%
J**                 3/1/2001   1.97%   -6.98%
Institutional       3/1/2001   4.05%   -6.08%
Preferred          12/6/2000   3.87%   -11.20%
Select             12/6/2000   3.64%   -10.87%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
Over the past year, the LargeCap Growth Fund rose 3.40%, just beating the return of the Russell 1000 Growth Index at 3.38%.


During early 2004, we again saw a surge in low-quality stocks. Low-quality stocks are exemplified by low price, lack of earnings, volatility and extremely high valuations. In the early part of a market recovery, these types of stocks often have significant moves as the threat of insolvency fades.The Fund's performance was hindered by this trend, as our strategy is to invest in stocks we consider to have characteristics associated with high quality.


The Fund benefited from strong stock selection in the health care, financials, industrials and utilities sectors. However, strong stock selection results in these sectors were offset by poor stock selection in the information technology, telecommunications and energy sectors.


Over the past year, growth stock returns slightly lagged those of value stocks.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

LARGECAP S&P 500 INDEX FUND

DIRK LASCHANZKY (PRINCIPAL GLOBAL INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                             Morningstar Large    LargeCap S&P 500
        Standard & Poor's    Blend Category         Index Fund,
         500 Stock Index         Average           Advisors Select
12/6/00       10                  10                  10
10/01         8.152               8.099               8.076
10/02         6.92                8.296               6.772
10/03         8.359               9.905               8.097
10/04         9.146               10.687              8.766

        Average Annual Total Returns
        as of October 31, 2004
                     Inception           Since
        Class*         Date    1 Year  Inception
Advisors Preferred   12/6/2000  8.58%   -3.73%
Advisors Select      12/6/2000  8.26%   -3.89%
J                     3/1/2001  8.19%   -2.13%
J**                   3/1/2001  7.19%   -2.13%
Institutional         3/1/2001  9.10%   -1.23%
Preferred            12/6/2000  8.72%   -3.37%
Select               12/6/2000  8.77%   -3.54%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
LargeCap S&P 500 Index Fund underperformed the S&P 500 Index for the year, primarily due to the Fund's operating expenses. For the one-year period ended October 31, 2004, the Fund returned 8.26% compared to 9.41% for the index. The Fund maintains exposures near the index with a goal of replicating index performance less Fund operating expenses. The index return is calculated without regard to operating expenses. The Fund maintains positions in the underlying securities and uses other replicating securities for short-term investments and liquidity.

The equity market advanced during the period as improved corporate earnings and overall economic advancement supported the markets. Investor confidence was mixed during the first half of 2004 as the markets maintained the increases from the last few months of 2003.


Economic activity improved during the year as business and consumer confidence remained solid. Investors were cautious throughout much of the year as they waited for confirmation from higher corporate earnings and forecasts. Investors were also waiting for the uncertainty surrounding the U.S. presidential election and terrorist threats to subside. There is still uncertainty over the impact military activity in Iraq and increased oil prices will have on economic expansion.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

LARGECAP VALUE FUND

JOHN PIHLBLAD (PRINCIPAL GLOBAL INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                        Morningstar Large
        Russell 1000     Value Category     LargeCap Value Fund,
        Value Index         Average           Advisors Select
12/6/00    10                10                   10
10/01      9.025             9.52                 8.674
10/02      8.121             9.272                7.871
10/03      9.979             11.245               9.42
10/04      11.521            12.61                10.292

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   9.71%   1.64%
Advisors Select     12/6/2000   9.26%   1.55%
J                    3/1/2001   9.07%   1.42%
J**                  3/1/2001   8.07%   1.42%
Institutional        3/1/2001   9.97%   2.37%
Preferred           12/6/2000   9.78%   1.98%
Select              12/6/2000   9.58%   1.76%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
During the year ended October 31, 2004, the LargeCap Value Fund underperformed the Russell 1000 Value Index, posting a 9.26% total return compared to 15.45% for the index.


The performance of the domestic equity market was fueled by oil, stock dividends, corporate earnings, and value-oriented stocks. Energy stocks led performance for the year as the sector rose 43.9%. Returns for the utilities and telecommunication services sectors each topped 20%, the atypically high returns resulting from their attractive dividend yields and their historically-defensive characteristics. As economic and consumer spending growth slowed during the summer, investors lightened their holdings of tech stocks and stocks of companies that sell retail and everyday products to consumers.


The Fund's underperformance relative to the index was driven by poor stock selection, particularly in the financials, information technology and consumer staples sectors. Many of these areas were impacted by unexpected interest rate changes.


In managing equity portfolios, our investment philosophy is based on the belief that superior stock selection is the key to consistent and repeatable outperformance. Further, we believe that the key to superior stock selection lies in the identification of companies with the following attributes: 1) improving business fundamentals, 2) sustainability of the improvement, 3) rising investor expectations and 4) attractive relative valuation.


Our equity portfolio construction process reflects an active, bottom-up style of management where security selection is the key driver of excess returns relative to the designated index. This process is maintained while neutralizing unintended risks.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MIDCAP BLEND FUND

K. WILLIAM NOLIN (PRINCIPAL GLOBAL INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                           Morningstar Mid-Cap
        Russell Midcap       Blend Category      MidCap Blend Fund,
            Index               Average          Advisors Select
12/6/00     10                   10                 10
10/01       9.008                9.709              8.824
10/02       8.286                9.327              8.564
10/03       11.26                12.23              10.754
10/04       12.961               13.662             12.302

        Average Annual Total Returns
        as of October 31, 2004
                      Inception           Since
        Class*          Date    1 Year  Inception
Advisors Preferred    12/6/2000 14.83%  6.82%
Advisors Select       12/6/2000 14.39%  6.57%
J                      3/1/2001 14.32%  7.07%
J**                    3/1/2001 13.32%  7.07%
Institutional          3/1/2001 15.89%  8.19%
Preferred             12/6/2000 14.95%  7.11%
Select                12/6/2000 16.07%  7.26%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
MidCap Blend Fund under-performed the Russell Midcap Index for the one-year period ended October 31, 2004, returning 14.39% versus the index return of 15.11%.


After a period of strong equity performance in 2003, stock prices continued upward in early 2004, then trended lower as the year progressed. Concerns about the duration of the economic recovery as well as negative views regarding the war in Iraq and rising oil prices weighed on investors.


Fund performance as a whole was relatively balanced, with no particular large sector out-performance or under-performance. The Fund lagged the Russell MidCap Index primarily in the health services sector. The largest individual negative stock in this sector was IMS Health, which stock price was down almost 10%. IMS Health is the number-one worldwide provider of health care information and operates in more than 100 countries. We believe the prospects for IMS Health are bright and have added to the Fund's position on the most-recent pullback.


We focus on high-quality companies we belive have sustainable competitive advantages that can be purchased at reasonable prices.The Fund's strategy is to hold companies with higher return on equity, return on assets and profit margins than the index, and lower price/earnings multiple than that of the index.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MIDCAP GROWTH FUND

MARK M. MCGREW (PRINCIPAL GLOBAL INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                          Morningstar Mid-Cap
        Russell Midcap     Growth Category     MidCap Growth Fund,
         Growth Index           Average          Advisors Select
12/6/00     10                   10                 10
10/01       7.31                 7.415              6.317
10/02       6.023                6.886              4.381
10/03       8.391                9.012              5.662
10/04       9.127                9.524              5.8

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   2.60%   -13.70%
Advisors Select     12/6/2000   2.43%   -13.88%
J                    3/1/2001   2.17%   -10.76%
J**                  3/1/2001   1.17%   -10.76%
Institutional        3/1/2001   3.07%   -9.83%
Preferred           12/6/2000   2.95%   -13.44%
Select              12/6/2000   2.77%   -13.56%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
For the 12 months ending October 31, 2004, MidCap Growth Fund returned 2.43%, compared to an 8.77% return posted by the Russell Midcap Growth Index. The Fund's underperformance versus the index was primarily a result of a moderate cash drag and inferior stock selection in the health care, technology and consumer staples sectors.


After a period of strong equity performance in 2003, stock prices continued upward in early 2004, then trended lower as the year progressed. Concerns about the duration of the economic recovery as well as negative news regarding the war in Iraq and rising oil prices weighed on investors, resulting in profit-taking among 2003's winning stocks. After a nine-month reign of lower-quality stocks, rotation occurred once again, this time favoring established companies, as the prospect of slowing growth began to emerge. The business momentum established in 2003 by many of the Fund's holdings eroded in this changing environment and resulted in relative underperformance versus the index. This was especially evident in the higher-growth sectors such as technology and health care. Additionally, the lack of conviction among investors has resulted in a predominately "sideways" market, with few companies showing signs of fundamental stability. With the success of our investment process contingent on identifying fundamental change, this environment has been truly challenging.


Within the Fund, the sectors providing the largest positive contribution during the past year were telecommunications, with good stock selection in wireless companies and energy. Companies in the pharmaceutical and biotechnology industries within the health care sector underperformed significantly, accounting for a majority of the portfolio's performance shortfall during the year.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MIDCAP S&P 400 INDEX FUND

DIRK LASCHANZKY (PRINCIPAL GLOBAL INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                            Morningstar Mid-Cap    MidCap S&P 400
        Standard & Poor's     Blend Category         Index Fund,
        MidCap 400 Index          Average          Advisors Select
12/6/00     10                    10                   10
10/01       9.47                  9.709                8.739
10/02       9.015                 9.327                8.193
10/03       11.787                12.23                10.594
10/04       13.088                13.662               11.634

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   10.09%   5.01%
Advisors Select     12/6/2000    9.82%   4.82%
J                    3/1/2001    9.72%   5.18%
J**                  3/1/2001    8.72%   5.18%
Institutional        3/1/2001    10.74%  6.25%
Preferred           12/6/2000    10.39%  5.31%
Select              12/6/2000    10.29%  5.18%

*               The Fund does not collect a front-end sales charge.
**      Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
MidCap S&P 400 Stock Index Fund underperformed the S&P MidCap 400 Index for the year, primarily due to the Fund's operating expenses. For the one-year period ended October 31, 2004, the Fund returned 9.82% compared to 11.04% for the index. The Fund seeks investment performance that corresponds to the results for the S&P 400 Index les operating expenses. Within the Fund, the percentage exposure to securities is closely aligned to the stocks within the index.


The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the markets. Investor confidence was mixed during the first half of 2004 as the markets maintained the increases from the last few months of 2003.


Economic activity continued to improve during the year as business and consumer confidence remained solid. Investors were cautious throughout much of the year as they waited for confirmation from higher corporate earnings and forecasts. Investors were also waiting for the uncertainty surrounding the U.S. presidential election and terrorist threats to subside before increasing their stock market exposure. There is still uncertainty over the impact military activity in Iraq and increased oil prices will have on economic expansion.


The Fund's strategy is to maintain exposures near the index with a goal of replicating index performance. The Fund maintains positions in the underlying securities and uses other replicating securities for short-term investments and liquidity.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MIDCAP VALUE FUND

CATHERINE A. ZAHARIS (PRINCIPAL GLOBAL INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                          Morningstar Mid-Cap
        Russell Midcap      Value Category     MidCap Value Fund,
          Value Index          Average          Advisors Select
12/6/00     10                 10                  10
10/01       9.993              10.228              9.316
10/02       9.695              8.354               9.357
10/03       12.939             10.765              11.402
10/04       15.492             12.378              12.565

        Average Annual Total Returns
        as of October 31, 2004
                      Inception           Since
        Class*          Date    1 Year  Inception
Advisors Preferred    12/6/2000  10.35%  7.56%
Advisors Select       12/6/2000  10.20%  7.49%
J                      3/1/2001  10.15%  6.63%
J**                    3/1/2001  9.15%   6.63%
Institutional          3/1/2001  10.98%  7.62%
Preferred             12/6/2000  10.72%  7.74%
Select                12/6/2000  10.54%  7.52%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
MidCap Value Fund earned 10.20% for the period, underperforming the Russell Midcap Value Index, which returned 19.73%.


All sectors of the Fund except information technology exhibited positive absolute returns. The Utility sector was the strongest sector with a return of over 30% in the Fund. Utilities companies benefited from consistent improvement in earnings in a fairly high-quality fashion. Energy was also a strong sector for the past year given the strength of the underlying crude oil and natural gas prices.


The weakness in the Fund's returns relative to the index was derived from the financial, technology and consumer discretionary sectors. Many of these areas were impacted by the sudden spike in interest rates as economic data improved in the spring. Interest rates fell off as the data failed to continue such upward strong momentum, particularly in the jobs report. Although the Federal Reserve raised rates during the summer, interest rates to end-users, such as mortgages, fell off, creating an unusual situation for companies with fortunes tied directly to the impact of interest rates.


In managing equity portfolios, our investment philosophy is based on the belief that superior stock selection is the key to consistent and repeatable out-performance. Further, we believe that the key to superior stock selection lies in the identification of companies with the following attributes: 1) improving business fundamentals, 2) sustainability of the improvement, 3) rising investor expectations and 4) attractive relative valuation.


Our equity portfolio construction process reflects an active, bottom-up style of management where security selection is the key driver of excess returns relative to the designated index. This process is maintained while neutralizing unintended risks.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MONEY MARKET FUND

Effective July 29, 2004, Tracy Reeg was added to those individuals responsible for day-to-day Fund management.


MICHAEL R. JOHNSON, TRACY REEG AND ALICE ROBERTSON (PRINCIPAL GLOBAL INVESTORS,
LLC)

The average maturity of the money fund industry over the course of fiscal year 2004 was in the 41-59 day range. The industry average continually declined in order to be better positioned for the widely-anticipated Federal Reserve rate increases. The Money Market Fund strives to stay in line with the money fund industry average in both yield and maturity. Fund managers choose from a list of high-quality investments that is actively monitored by our fixed-income analytical staff.


The Fed Funds rate started fiscal year 2004 at 1.00%. (The Fed Funds rate is the overnight lending rate between banks.) At its May meeting, the Federal Reserve changed its policy from accommodation to tightening. The Federal Reserve began to remove this accommodation by raising the Fed Funds rate by 0.25% at its June meeting. Two more rate increases of 0.25% each at the August and September meetings brought the Fed Funds rate to 1.75%.


Investment in the money market Fund is neither insured nor guaranteed by the U.S. Government. While the Fund strives to maintain a $1.00 per share net asset value, it is possible to lose money by investing in it.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS INTERNATIONAL FUND

The Fund began operations December 29, 2003.


CESAR HERNANDEZ (FIDELITY MANAGEMENT & RESEARCH COMPANY)

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES

        MSCI EAFE (Europe,      Morningstar Foreign       Partners
       Australia, Far East)     Large Blend Category  International Fund,
            Index-ND                  Average           Institutional
12/29/03    10                         10                   10
10/04       10.783                     10.616               10.89

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date            Inception
Advisors Preferred   6/1/2004           5.13%
Advisors Select      6/1/2004           5.03%
Institutional      12/29/2003           8.90%
Preferred            6/1/2004           5.22%
Select               6/1/2004           5.22%

*    The Fund does not collect a front-end sales charge.

Past performance is not predictive of future performance.



LOGO
For the period December 29, 2003 through October 31, 2004, the Partners International Fund returned 8.90%, outperforming the MSCI EAFE Index, the Fund's benchmark, which earned 7.83%.


For the 10-month period ending October 31, 2004 most of the major stock markets posted gains as many foreign economies rebounded and grew alongside the rally in the U.S. market. Encouraged by better-than-expected corporate earnings and a favorable interest rate environment, equity markets around the world continued to deliver broad-based gains. Of the 21 national market constituents of the MSCI EAFE Index, 20 posted positive total returns when measured in their local currencies as well as U.S. dollars.


Against this backdrop, Principal Partners International outperformed the MSCI EAFE Index. Good stock selection in the consumer discretionary, information technology, financials, industrials, consumer staples and telecommunications services sectors contributed positively to the Funds relative outperformance versus its benchmark. Additionally being underweight the weak-performing information technology sector also contributed positively to relative performance.


On the negative side, stock selection in energy and materials was the primary detractor to the Fund's relative performance.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS LARGECAP BLEND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                              Morningstar Large   Partners LargeCap
        Standard & Poor's      Blend Category       Blend Fund,
         500 Stock Index          Average         Advisors Select
12/6/00      10                    10                10
10/01        8.152                 8.099             8.61
10/02        6.92                  8.296             7.734
10/03        8.359                 9.905             8.886
10/04        9.146                 10.687            9.596

        Average Annual Total Returns
        as of October 31, 2004
                   Inception           Since
        Class*       Date    1 Year  Inception
Advisors Preferred 12/6/2000   8.27%   -0.38%
Advisors Select    12/6/2000   7.99%   -0.54%
J                   3/1/2001   7.95%   -0.48%
J**                 3/1/2001   6.95%   -0.48%
Institutional      12/6/2000   8.84%   0.15%
Preferred          12/6/2000   8.47%   -0.12%
Select             12/6/2000   8.43%   -0.14%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.



LOGO
This Fund was sub-advised by Federated Equity Management Company of Pennsylvania ("Federated") from the beginning of the period through March 8, 2004. For the remainder of the period T. Rowe Price Associates, Inc. was the sub-advisor. For the entire period, the Fund gained 7.99% compared to 9.41% for the Standard & Poor's 500 Stock Index, the Fund's benchmark. The graph and table apply to the Fund for the entire period.

FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

This report covers the Partners Large Cap Blend Fund's fiscal year performance period from November 1, 2003, through March 8, 2004. During this period, the Fund produced a total return of 8.85%, underperforming the 9.86% return of the Standard & Poor's 500 Index, the Fund's benchmark.


U.S. Equity markets added to their gains during the reporting period, continuing the trend begun in the first quarter of 2003. During the period, value-based strategies generally outperformed growth-based strategies. This positively influenced the Fund's performance as it had a slight value tilt during the year.


The Fund's return was negatively impacted by its cash position in a rising market. Excluding our cash position, sector allocation was a positive contributor to performance while stock selection was a negative contributor. From a sector positioning standpoint, the Fund's returns were aided by being overweight Energy and Telecommunication Services and by being underweight Consumer Discretionary. The Fund's return was negatively impacted by being overweight Materials and by being underweight Consumer Staples and Information Technology. On a stock selection basis, the Fund's return was hindered by stock performance within Information Technology, Telecommunication Services and Financials. The Fund benefited from positive performance within Energy, Industrials and Health Care.


Top contributors during the period were: Pfizer, American International Group, Exxon Mobil, General Electric and Transocean. Bottom contributors during the period were: Intel Corp., Tenet Healthcare, EMC Corp., Washington Mutual and Dell Corp.


WILLIAM STROMBERG, RICHARD WHITNEY AND M. CHRISTINE WOJCIECHOWSK (T. ROWE PRICE ASSOCIATES, INC.)

Partners LargeCap Blend Fund. underperformed the S&P 500 Index over the period from March 9, 2004 through October 31, 2004. While the Fund returned -0.79% during this time, the S&P 500 Index returned -0.43%. Stock selection was the Fund's primary contributor driving performance relative to the benchmark, and sector weightings generated a marginal contribution.


U.S. equities slightly dipped over the period, depressed primarily by high oil prices, the onset of a Federal Reserve tightening cycle, and a tepid labor market.


The materials sector was the Fund's strongest relative contributor, driven by good stock selection and strength in commodities prices. An overweight in steel manufacturer Nucor and holdings in fertilizer and chemical stocks aided results. Nucor is an attractively valued, well-managed company, with a history of disciplined cash management. The company is leveraged to perform well as the price of steel improves.


Holdings in the utilities sector also posted strong results due to a risk-averse market environment, which favored more conservative investments. Positions in TXU Corporation and Duke Power were strong relative contributors. TXU benefited from a change in management and an improvement in the company's balance sheet. In addition, management raised its 2004 earnings guidance due to the implementation of an aggressive cost cutting program.


The financials sector was the largest relative detractor from the Fund's performance. Poor stock selection was primarily driven by overweight positions in insurers St. Paul Travelers and Marsh & McLennan Companies and underweight positions in banks Wells Fargo and Bank of America. St. Paul Travelers reported disappointing earnings and announced a significant restructuring/reserve charge related to the merger of St. Paul Companies and Travelers. Marsh & McLennan Companies, the nation's leading insurance brokerage firm, was sued by New York Attorney General Eliot Spitzer alleging it steered unsuspecting clients to insurers with whom it had lucrative payoff agreements and that the firm rigged bids for insurance contracts.


Concerns over the sustainability of growth in consumer spending weighed on the consumer discretionary sector, and stock selection in the sector was weak, driven by positions in retailers Ross Stores, Panera Bread, and Multimedia Games.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.

PARTNERS LARGECAP BLEND FUND I

The Fund is invested by two sub-advisors independently of each other. The Fund's investment performance is the combined investment performance of the two sub-advisors. For the entire 12-month period ending October 31, 2004, the Fund earned 8.58% compared to 9.41% for the S&P 500 Index. The following are comments from each sub-advisor regarding the portion of the Fund's portfolio they manage. Goldman Sachs Asset Management is responsible for about 70 percent of the Fund's assets and Wellington Management Company, LLP is responsible for about 30 percent. The graph and table apply to the Fund as a whole.

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                              Morningstar Large   Partners LargeCap
        Standard & Poor's      Blend Category       Blend Fund I,
         500 Stock Index           Average         Advisors Select
12/6/00      10                    10                  10
10/01        8.152                 8.099               7.74
10/02        6.92                  8.296               6.204
10/03        8.359                 9.905               7.356
10/04        9.146                 10.687              7.987

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   8.89%   -5.88%
Advisors Select     12/6/2000   8.58%   -6.06%
J                    3/1/2001   8.45%   -3.85%
J**                  3/1/2001   7.45%   -3.85%
Institutional        3/1/2001   9.42%   -2.94%
Preferred           12/6/2000   9.21%   -5.59%
Select              12/6/2000   8.94%   -5.74%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO


MELISSA R. BROWN, GARY CHROPUVKA AND ROBERT C. JONES (GOLDMAN SACHS ASSET MANAGEMENT, L.P.)


The S&P 500 Index gained 9.41% for the twelve months ending October 31, 2004. All 10 sectors in the Index gained ground for the period, led by the Energy (+54.66%) sector. The Materials (+39.09%), Utilities (+34.22%) and Telecommunication Services (+25.11%) sectors also posted strong gains. The Energy sector also contributed most (weight times performance) to positive Index returns.


In managing our portion of the Fund's portfolio, we do not take size or sector bets. We strive to add value versus the Fund's index by individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which Fundamental research analysts are becoming more positive, and companies that have strong profit margins and sustainable earnings and that use their capital to enhance shareholder value.


Our portion of the Fund's portfolio returned 10.23%, outperforming its benchmark, which posted 9.41% for the period. Returns to investment themes were positive across the board for the period. Valuation was the biggest positive contributor to relative returns as inexpensive companies outperformed their more richly-valued industry counterparts. Earnings Quality, Momentum, and Profitability themes also boosted relative returns, as did Management Impact and Analyst Sentiment, albeit to a lesser extent.


Stock selection was mixed across sectors for the period, but was successful overall. Holdings in the Consumer Staples sector outperformed their peers in the benchmark the most. Positions in the Financials and Energy sectors also experienced strong relative results. Meanwhile, holdings in the Consumer Discretionary sector underperformed relative to the benchmark.

MATTHEW E. MEGARGEL (WELLINGTON MANAGEMENT COMPANY, LLP)


Our portion of the Fund's portfolio advanced 5.00% during the one-year period ended October 31, 2004. This compared to the S&P 500 Stock Index, which returned 9.41%.


The global expansion that began in 2003 has started to moderate. In the first half of 2004, the world economy expanded at the fastest rate since the boom in the year 2000. To pre-empt the build-up of inflationary pressures, the U.S., UK and China tightened monetary and fiscal policies. High commodity prices and record oil prices also produced a dampening impact on global economic activity.


Our portion of the Fund's portfolio underperformed the S&P 500 Index primarily due to weak stock selection in three sectors: Financials, Health Care and Information Technology. Positive contributors to performance included our overweights in Industrials and Energy.


Within Health Care, Eli Lilly, Wyeth, Pfizer and Cardinal Health were disappointments during the period. In the case of Cardinal Health, the stock fell on concerns related to the company's ongoing accounting investigation and the emerging weakness in Cardinal Health's non-distribution businesses. Due to these concerns, we eliminated our position in Cardinal Health during the period. Our large overweight to Pharmaceuticals has been a big detractor during 2004, as witnessed by the poor performance turned in by Lilly, Pfizer and Wyeth.


Within Financials, Marsh & McLennan, Fannie Mae, Merrill Lynch, Citigroup and St. Paul Travelers Co. under-performed during the year. In the case of Marsh & McLennan, the stock was punished after New York Attorney General Eliot Spitzer filed a complaint against the company, alleging fraud and anticompetitive practices related to "bid rigging" and "contingent" sales commissions. Based on Spitzer's complaint, we sold our position in Marsh & McLennan in October. Shares of Fannie Mae fell after regulators released a report alleging accounting missteps as well as internal issues with accounting processes and controls. In the case of St. Paul Travelers, the stock was negatively hit due to exposure to areas in the U.S. affected by hurricanes Charley and Frances. In the case of Citigroup, the stock fell after the Japanese arm of the company's private bank was sanctioned by the Financial Services Agency of Japan for providing misleading information to retail investors in various investment products.


Within Information Technology, our overweight to the sector detracted from relative performance, particularly from our exposure to semiconductors as the electronics supply chain has whip-sawed and inventories have accumulated. Semiconductor names that lagged during the period included holdings in Applied Materials, Intel and Texas Instruments.


In the Energy sector, overweight positions in names such as ChevronTexaco, Schlumberger and Anadarko Petroleum added to relative performance as each company benefited from the recent spike in oil prices. In fact, energy was the best-performing sector this year (up 46%) because of the rise in the price of oil. While Schlumberger and Anadarko remain holdings in the portfolio, we eliminated ChevronTexaco during the period.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS LARGECAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                                          Morningstar Large   Partners LargeCap
        Standard & Poor's   Russell 1000   Growth Category      Growth Fund,
         500 Stock Index    Growth Index      Average          Advisors Select
12/30/02       10             10               10                 10
10/03          12.128         12.412           12.409             11.95
10/04          13.269         12.832           12.8               11.689

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred 12/30/2002   -2.09%  9.03%
Advisors Select    12/30/2002   -2.18%  8.88%
J                  12/30/2002   -2.35%  8.68%
J**                12/30/2002   -3.32%  8.68%
Institutional      12/30/2002   -1.50%  9.69%
Preferred          12/30/2002   -1.75%  9.39%
Select             12/30/2002   -1.83%  9.28%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
This Fund was sub-advised by Putnam Investment Management, LLC from the beginning of the period through March 8, 2004. For the remainder of the period Grantham, Mayo, Van Otterloo, & Co. LLC ("GMO") was the sub-advisor. For the full period, the Fund returned -2.18% compared to 9.41% for the S&P 500 Stock Index, the Fund's benchmark.


PUTNAM INVESTMENT MANAGEMENT, LLC


During the period of November 1, 2003 through March 8, 2004, the Fund returned of 4.85% compared to 1.88% for the Russell 1000 Growth Index. The Fund outperformed due to strong stock selection in financials, an underweight to lagging the transportation sector, and an overweight to the robust utilities sector.


The financial sector contributed most to relative returns, primarily due to significant outperformance by U.S. credit-card issuers Capital One Financial and MBNA. Both companies sold at about 13 times current-year earnings projections (much less than the overall market), and earnings for both were growing faster than the overall market. Positive growth was most evident in the first quarter of 2004, as seasonal increases in loan demand and higher consumer spending volumes overcame margin pressure from still-intense price competition.


The transportation and utilities sectors had a positive impact on relative performance. An underweight of the poor performing transportation sector, especially airlines (avoiding JetBlue Airways and an underweight of Southwest) proved beneficial. JetBlue declined most in December 2003 when it became evident that fuel prices and fare cuts were beginning to squeeze profits and margins. Southwest, the biggest discount carrier, also reported that high fuel costs would bite into profits. Investors also became concerned about oversupply, believing that airlines had become too optimistic about the pick up in travel. Furthermore, simple supply economics argues that more supply tends to drive the price down, inferring a drag on revenues as well.


An overweight of strong-performing Edison International within the electric utilities area also contributed to relative results during the period. Shares of this large power company moved higher as the company announced a strong profit in the fourth quarter of 2003 due to healthy profits in California and better wholesale prices.


Technology was the largest detractor in the portfolio during the first quarter, primarily due to an overweight position in the lagging sector. Unfavorable stock selection in electronics was somewhat offset by adept security selection in communications equipment and software. Within electronics, our large position in Intel detracted most, as investors temporarily turned away from some of last year's stellar performers. Shares of QLogic fell after the company said fourth-quarter 2003 sales missed its forecast as demand at two unidentified companies declined. Our overweight exposure to Lam Research, in semiconductor production equipment, hurt performance as shares declined in sympathy with weakness in the overall semiconductor group.


Technology nevertheless made some solid contributions during the period. The portfolio benefited from stock selection in communications equipment, as shares of QUALCOMM continued their year-long climb on the back of much-better-than-expected sales of wireless telephone chip-sets. Software was also beneficial, as Symantec, best known for its Norton antivirus and firewall products, continued to perform well.


Communications services modestly detracted from relative returns. Stock selection in telecommunications went unrewarded, as we held laggard CenturyTel and avoided AT&T Wireless and SprintPCS, both of which soared on the likelihood of being acquired by larger competitors. The fundamental outlook for the latter two companies was not strong, hence our underweight.

In the consumer cyclicals sector, unfavorable stock selection within the retail (an overweight of Lowes and Best Buy) industry countered strong stock selection in the entertainment (Royal Caribbean Cruises) industry. In the final few weeks of 2003 (the biggest week's for holiday shopping) snow and bad weather led to lackluster holiday sales and hindered retailers during key shopping days. This decline in sales led investors to leave the sub sector as merchants and retailers became more aggressive with markdowns and promotions. Excellent stock selection in entertainment proved most beneficial and lifted relative returns modestly. Royal Caribbean benefited from strong booking trends in its early-selling "wave" period.


CHUCK JOYCE, DONNA MURPHY AND ROBERT SOUCY (GMO)


Partners LargeCap Growth Fund underperformed the Russell 1000 Growth Index, returning -6.70% compared to the index's -3.9% for the period March 8, 2004 through October 31, 2004. In the overall market for this particular time period, value stocks outperformed growth stocks. The Russell 1000 Growth Index trailed the S&P 500 Index by 3.5%.


Partners LargeCap Growth Fund uses three stock selection disciplines to pick stocks, including: price to intrinsic valuation, which carries a 40% weighting in the portfolio; estimate revision momentum, which carries a 20% weight, and; price momentum, which carries a 40% weight.


The portfolio's overweight positions in both the Oil & Gas and Automotive sectors, and an underweight position in the Health Care sector, all made positive contributions to relative performance for the period. Also, the portfolio made favorable selections in Services issues, which in turn provided a positive impact on relative returns. Notable stock selections include overweight positions in Qualcomm, Home Depot, Exxon Mobil, Harman International Industries, and Starbucks, as all of these stocks performed well during the period. In addition, underweighting or avoiding altogether stocks such as Lilly & Co., Cisco Systems, Pfizer, Wal-Mart Stores and Coca-Cola Co. all added value, as these stocks declined for the period. The portfolio's estimate revision momentum discipline provided a positive impact to the Fund.


Both sector and stock selections had negative impacts for the period, with the latter being the greater detractor of the two. The portfolio's overweight position in the Financials sector and underweight position in the Transportation sector provided negative impacts to overall performance. Both price to intrinsic valuation and price momentum made negative contributions on returns for the period, wherein the portfolio's valuation discipline detracted -1.9%, and price momentum provided roughly -0.9% of negative impact. Stock selection was weak in Health Care and Technology, both of which detracted from performance. The portfolio's overweight in Merck was the primary cause for Health Care's underperformance. On September 30th, the pharmaceutical company pulled its arthritis drug Vioxx from the market after a study showed it could increase a patient's chance of suffering a heart attack or stroke. At the end of October, Fund held 3.7% of its equity exposure in Merck, thus causing a negative impact of -1.1% for the period between March 8, 2004 and October 31, 2004. Other detractors include overweight positions in Intel and Genentech, and an underweight position in Wal-Mart Stores.


We continue to use a blend of valuation and momentum investment disciplines to manage the portfolio. During the period between March and October 2004, we decreased the Fund's weight in technology and financials stocks and increased the weighting in oil and gas and consumer goods issues. The largest weights in the portfolio are in technology stocks (20.5%) and health care stocks (15.5%). During the period, the Fund added to its positions in Exxon Mobil, Qualcomm, and Starbucks on the basis of price momentum. The portfolio increased its position in Dell, which exhibited robust price to intrinsic valuation. Also, the portfolio purchased more shares in Johnson & Johnson, which demonstrated strong valuations and price momentum. The portfolio sold its position in Genentech on the basis of deteriorating valuations. Shares in Intel and Amgen were trimmed back due to low estimate revision momentum and price momentum, respectively.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.

PARTNERS LARGECAP GROWTH FUND I

This Fund was sub-advised by Morgan Stanley Asset Management from the beginning of the period through August 23, 2004. Effective July 2, 2004, day-to-day Fund management responsibility was transferred from William S. Auslander and Jeffrey Alvino to Dennis P. Lynch, David Cohen and Sam Chainani. On August 24, 2004 the Fund's sub-advisor was changed to T. Rowe Price, and day-to-day Fund management responsibility was transferred to Robert Sharps. For the entire period, the Fund gained 3.50% compared to 3.38% for the Russell 1000 Growth Index, the Fund's benchmark.

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                         Morningstar Large   Partners LargeCap
        Russell 1000     Growth Category      Growth Fund I,
        Growth Index         Average         Advisors Select
12/6/00    10                 10                10
10/01      7.044              6.661             7.829
10/02      5.662              6.453             6.312
10/03      6.897              7.791             7.218
10/04      7.13               8.036             7.471

        Average Annual Total Returns
        as of October 31, 2004
                     Inception          Since
        Class*         Date    1 Year  Inception
Advisors Preferred   12/6/2000  3.72%   -8.09%
Advisors Select      12/6/2000  3.50%   -8.61%
J                     3/1/2001  3.13%   -5.79%
J**                   3/1/2001  2.13%   -5.79%
Institutional        12/6/2000  4.28%   -7.91%
Preferred            12/6/2000  4.18%   -8.11%
Select               12/6/2000  3.90%   -8.28%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO


MORGAN STANLEY ASSET MANAGEMENT


Equities produced mixed results for the portion of the period in which Morgan Stanley sub-advised the Fund. Stocks made sizable gains for the first half of the period as generally positive economic news signaled economic growth and stimulated investment. Low interest rates also provided a favorable environment for corporations and consumers. The market's momentum slowed thereafter as news of terrorism in Spain and continuing violence in Iraq weighed upon investors' confidence. Stocks were further hampered by rising oil prices, higher interest rates, and uncertainties related to the upcoming presidential election. Manufacturing activity remained strong for much of the period, but consumer sentiment deteriorated in the second half as consumers' assessment of current conditions and future expectations generally worsened. Employment improved, however, not at the expected pace or level.


The Fund underperformed the Russell 1000 Growth Index for the portion of the period in which Morgan Stanley sub-advised the Fund due to stock selection and sector allocation. For the period of November 1, 2003 through August 23, 2004, the Fund gained -1.90% compared to -0.48% for the Russell 1000 Growth Index, the Fund's benchmark. Stock selection within the financial and consumer staples sectors hurt the portfolio. Diversified financials stocks were a notable area of weakness. Citigroup suffered from a number of issues including a class action suit related to the Worldcom scandal and the ordered closure of its private banking operation in Japan. Goldman Sachs was impacted by a slowdown in the investment banking and equity markets. Within the consumer staples sector, soft drink beverage companies were an area of weakness. Coca-Cola was hurt by unfavorable volume trends in North America, the disappointing performance of Coke's low-carbohydrate product and by strained relations with the company's bottlers.


Within the technology sector, stock selection was particularly strong in the semiconductor industry. Marvell Technology Group was a standout performer among semiconductor securities, making gains as the global provider of broadband communications and storage solutions delivered notable top- and bottom-line growth in markets such as hard disk drives and Ethernet networking.


Stock selection of industrial conglomerates was favorable, led by General Electric (GE). GE completed a spin-off of its financial services division, gaining approximately $2.9 billion, which was used to reduce debt. GE also completed its acquisition and integration of Vivendi's Universal media properties.


ROBERT SHARPS (T. ROWE PRICE ASSOCIATES, INC.)


For the period of August 24, 2004 through October 31, 2004, the Fund outperformed 5.51% compared to 2.82% of Russell 1000 Growth Index, the Fund's benchmark. Stock selection and sector allocation both contributed strongly to relative results. The health care and consumer staples sectors were the top contributors to relative performance, followed by financials, energy, and information technology.


Within health care, underweighting pharmaceuticals aided results as the group continued to struggle with regulatory and competition issues. Avoiding Merck, which removed the drug Vioxx from the market during the period, had a positive impact. UnitedHealth Group, a service provider, was a top contributor to absolute and relative performance. Consumer staples performed poorly, and zero weights in beverages and household products drove relative strength in the sector.


Stock selection was strong in financials, where our capital markets, insurance and consumer finance positions benefited relative results. AmeriTrade was a top contributor; the company raised its 2005 outlook on expected increases in customer trading activity. The energy sector had the strongest performance for the period. Overweighting the energy equipment and services industry was helpful.


Within technology, overweighting Internet software and services and stock selection in communications equipment aided results. Google, in the first reporting quarter since its August IPO, reported a doubling of revenue and net income from the same period a year earlier. The usual slow summer months were offset by increasing demand for online advertising on the world's largest search engine. The company sells advertising connected to key words used in searches. Overweight positions in Juniper Networks and Corning were the top relative contributors in the communications equipment group.


Investor enthusiasm for stocks waned during the third quarter as U.S. equity markets provided disappointing returns. Increased uncertainty surrounding the pace of the economic recovery, disappointing earnings results from technology companies, record-high oil prices, and uncertainty surrounding the upcoming Presidential election kept investors on the sidelines.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.


PARTNERS LARGECAP GROWTH FUND II


PRESCOTT LEGARD, TIM REYNOLDS AND GREGORY WOODHAMS (AMERICAN CENTURY INVESTMENT SERVICES, INC.)


GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                         Morningstar Large   Partners LargeCap
        Russell 1000      Growth Category     Growth Fund II,
        Growth Index          Average        Advisors Select
12/6/00    10                  10               10
10/01      7.044               6.661            7.472
10/02      5.662               6.453            6.167
10/03      6.897               7.791            7.218
10/04      7.13                8.036            7.622

        Average Annual Total Returns
        as of October 31, 2004
                     Inception          Since
        Class*         Date    1 Year  Inception
Advisors Preferred   12/6/2000  5.57%   -8.02%
Advisors Select      12/6/2000  5.60%   -8.15%
J                     3/1/2001  5.43%   -3.56%
J**                   3/1/2001  4.43%   -3.56%
Institutional        12/6/2000  6.30%   -7.47%
Preferred            12/6/2000  5.79%   -7.75%
Select               12/6/2000  5.82%   -7.84%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
During the period, the Fund earned 5.60%, compared to 3.38% for the Fund's benchmark, the Russell 1000 Growth Index.


Corporate earnings reached 10-year highs in the fourth quarter of 2003, and the government reported strong economic growth and low inflation. Against this backdrop, the broad market, as measured by the S&P 500 Index, jumped 10% in the first three months of the period covered by this report, to levels not seen since 2001. But, stock market gains eroded over the summer as the price of crude oil surged 78% to $51.78 a barrel, short-term interest rates climbed on the back of three interest rate hikes, and the annual real rate of economic growth decelerated from its 4.2% rate in the fourth quarter of 2003 to 3.7% by the third quarter of 2004.


The Fund's advance during its fiscal year was largely attributable to effective stock selection. For instance, security selection in the health care sector added more than 300 basis points of performance relative to the benchmark, helping to make this area the top contributor to returns. The biggest lift came from manufacturers of health care equipment and supplies, such as C.R. Bard. Pharmaceutical holdings were also a source of strength in the portfolio.


Investments in companies that make and sell discretionary consumer products and services also boosted the portfolio's performance. Carnival Corp. was the top contributor in this area. The world's largest cruise company said higher ticket prices and onboard sales helped deliver better-than-expected earnings.


In contrast, holdings in the consumer staples sector hindered performance. Retail giant Wal-Mart Stores dealt with a drop in shoppers. Additionally, an underweight position in PepsiCo early in the year, when the company reported better-than-expected earnings, weighed on performance.

The industrials sector generated solid returns in the portfolio. Investments in industrial conglomerates were the primary contributors. Elsewhere in the portfolio, Occidental Petroleum led a rise in the portfolio's energy stake.


Effective stock selection helped the Fund avoid much of the decline in the technology sector, the worst performing area in the market. For instance, excess inventories battered semiconductor stocks, which led many chip makers to cut sales and earnings estimates. Industry leader Intel didn't escape this fate, although the Fund's underweight position helped mitigate the damage.


Additionally, a comment by Cisco Systems' influential CEO that corporate executives were becoming more cautious on spending knocked down sentiment. Cisco's shares took a hit during the period, and detracted from the Fund's performance. However, the portfolio management team remains confident that the network equipment maker will reap the benefits of new product releases.


On the positive side in technology, companies that manufacture communications equipment boosted the portfolio's results. In fact, the portfolio's top individual contributor was Qualcomm, which saw demand for its proprietary technology rise as wireless telephone users upgraded their handsets to take advantage of new data communications capabilities. The Internet software and services industry was another bright spot in the technology sector. Yahoo! was a leading contributor during the period, bolstered by steadily rising profits.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.


PARTNERS LARGECAP VALUE FUND

MARILYN G. FEDAK AND JOHN PHILLIPS (ALLIANCE CAPITAL MANAGEMENT L.P.)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                        Morningstar Large    Partners LargeCap
        Russell 1000     Value Category         Value Fund,
        Value Index          Average          Advisors Select
12/6/00   10                  10                 10
10/01     9.025               9.52               9.711
10/02     8.121               9.272              8.744
10/03     9.979               11.245             10.667
10/04     11.521              12.61              11.918

        Average Annual Total Returns
        as of October 31, 2004
                     Inception          Since
        Class*         Date    1 Year  Inception
Advisors Preferred   12/6/2000  11.95%  6.66%
Advisors Select      12/6/2000  11.73%  5.88%
J                     3/1/2001  11.56%  4.56%
J**                   3/1/2001  10.56%  4.56%
Institutional        12/6/2000  12.56%  6.57%
Preferred            12/6/2000  12.26%  6.38%
Select               12/6/2000  12.17%  6.23%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
U.S. equity markets rose during the 12 months ending October 31, 2004. The widely-followed S&P 500 Index gained 9.41%. There was a large discrepancy between value and growth returns as energy and interest-rate-sensitive sectors led the market, while the more growth-oriented technology and healthcare stocks lagged. The Russell 1000 Value Index, the Fund's benchmark, outperformed both the broader market and its growth counterpart, rising 15.45%, while the Russell 1000 Growth rose 3.38%.


The Fund, up 11.73%, outperformed the broader market, but underperformed its value benchmark. Underperformance can mainly be attributed to weakness from our consumer cyclicals and technology holdings. Stock and sector selection in transportation and energy were positive contributors to performance.


The dramatic rise in oil prices this year has reduced real disposable income, depressing consumer spending and leading to an inventory back-up in consumer-related sectors. Our emphasis on consumer cyclicals-particularly auto-parts manufacturers and retailers, Sears, American Axle and Whirlpool-detracted from performance in a period when stocks sensitive to consumer spending were down. In addition, investors were concerned about the ability of auto parts and appliance companies to pass along higher material costs.


Our tech holdings also detracted from performance versus the value index. Most of our tech holdings are distributors and contract manufacturers that were hit by an inventory buildup across the supply chain in technology hardware, which resulted from increased production in anticipation of a larger rebound in capital spending on tech than materialized. In addition, Hewlett-Packard reported disappointing results due to poor performance in its servers and storage division, which led to the firing of three senior executives. In our view, this was little more than a temporary setback that management has addressed. We remain confident in the value opportunity of our technology holdings.

We outperformed in the consumer growth sector due to our underweight in the sector. But stock selection within the sector did reduce the outperformance. In the consumer growth sector, media holdings Comcast and Interpublic Group detracted, as companies continue to hold back on advertising spending in traditional media channels. Our healthcare holdings also underperformed, particularly exposure to Merck after the firm announced it would pull arthritis painkiller Vioxx from the market after tests found that the drug increased the risk of heart attacks and strokes in patients who used it for more than 18 months. Pfizer also fell, on fears that its competitive products, Celebrex and Bextra, would have the same side effects. In our opinion, Merck's current stock price fully reflects any negative impact on earnings. In consumer staples, our position in Safeway detracted, as an expected recovery in supermarket sales and earnings trends driven by improving economic fundamentals and food inflation did not materialize. Safeway's weak earnings release reinforced ongoing concern that competitive pressure from alternative food channels and post-Southern California strike recovery costs would continue to impact earnings over the near- to medium-term.


On the positive side, our stock selection in railroad stocks in the services sector contributed to relative returns as Norfolk Southern, Burlington Northern and CSX performed well. The rails outperformed on strong freight rates in the U.S., which are due to strength in the economy and improving operating efficiency.


Energy stocks also outpaced the market, led by oil companies that were propelled by record-high oil prices. Crude oil prices soared as concerns about sufficient inventory were made worse by hurricanes that disrupted tanker traffic in the Caribbean and offshore production in the Gulf of Mexico. In this environment, the sector outperformed so our overweight added to performance. Our positions in Valero Energy, ConocoPhillips, Ashland, Occidental Petroleum and ChevronTexaco also paid off.


Finally, our utility holdings outperformed, with strong performance coming from both our phone and electric companies. The most meaningful contribution to relative performance came from Sprint PCS which rallied with other telecom companies after a February bid for AT&T Wireless by Cingular Wireless. The acquisition was a positive for the entire wireless industry because it reduced the number of competitive players.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.


PARTNERS MIDCAP GROWTH FUND

CHRISTOPHER K. MCHUGH, WILLIAM C. MCVAIL AND ROBERT E. TURNER (TURNER INVESTMENT PARTNERS, INC.)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                          Morningstar Mid-Cap  Partners MidCap
        Russell Midcap      Growth Category     Growth Fund,
         Growth Index            Average       Advisors Select
12/6/00    10                    10               10
10/01      7.31                  7.415            6.22
10/02      6.023                 6.886            4.985
10/03      8.391                 9.012            6.985
10/04      9.127                 9.524            7.167

        Average Annual Total Returns
        as of October 31, 2004
                    Inception          Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   2.82%   -8.73%
Advisors Select     12/6/2000   2.60%   -9.23%
J                    3/1/2001   2.42%   -3.83%
J**                  3/1/2001   1.42%   -3.83%
Institutional        3/1/2001   3.47%   -2.93%
Preferred           12/6/2000   3.23%   -8.70%
Select              12/6/2000   3.12%   -8.88%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
In the 12-month period ended October 31, 2004, mid-cap growth stocks rallied for three months, then marked time for six months, then rallied again in the final three months. As a result mid-cap growth stocks, as represented by the Russell Midcap Growth Index, generated an 8.77% gain for the period. The Partners MidCap Growth Fund, however, did not fare quite as well. The Fund rose 2.60%, underperforming the Russell Midcap Growth Index by 6.17%.


The Fund was hurt by poor performance in the middle six months of the period, when stock-market psychology turned negative, risk averse, and oblivious to earnings fundamentals. The Fund emphasizes stocks of companies with above-average earnings prospects, and those type of stocks were largely out of favor during that time. Central to the Fund's lagging performance, in our view, was a disconnect between the fundamentals of the companies owned and the performance of the shares of those companies in the quarter. Valuations-not fundamentals-were all-important; value stocks, which are perceived to be relatively safe, markedly outperformed growth stocks, which are perceived to be relatively volatile.

As an indication of the market's aversion to risk in the period, a growth sector, technology, was the sole sector to suffer a loss.


Meanwhile, the fundamentals of the companies owned in the Fund were remarkably strong. But as we see it, the strong prospective earnings power of our holdings failed to translate into favorable results for much of the period.


Hurting the Fund's performance most were weak results by growth-oriented holdings in three sectors, financial services, producer durables, and health care, which represented a 38% weighting. Relatively weak-performing stocks included Fair Isaac, Moody's, Legg Mason, Knight Trading Group, and Ameritrade Holding in financial services; FormFactor, Molex, Power One, Lexmark International, D. R. Horton, and Cymer in producer durables; and Oxford Health Plans, Universal Health Services, Inamed, Varian Medical Systems, Watson Pharmaceuticals, Endo Pharmaceuticals, McKesson, Anthem, and Biogen in health care. With the exception of Lexmark International, D.R. Horton, Cymer, and Inamed, the Fund's weak-performing stocks were sold prior to the end of the 12-month period.


The biggest detractor from performance were our financial-services holdings, an 11% weighting, which gained just 1% versus 13% for the index financial-services sector.


Two of the Fund's 10 sector positions outperformed their corresponding index sectors. Providing the best relative performance were holdings in the technology sector, which represented 19% of the portfolio. Those holdings lost 2%, compared with a 6% decline for the index sector. Tech stocks with good relative results included Apple Computer, Synopsys, Zebra Technologies, Network Appliance, Research in Motion, Tibco Software, F5 Networks, Veritas Software, QLogic, Cognizant Technology Solutions, Intuit, and Agere Systems. Also contributing to performance were our consumer-staples stocks, a 3% weighting, led by McCormick and Rite Aid. With the exception of Synopsys, QLogic, Intuit, Agere Systems, and Rite Aid, the Fund held its outperforming stocks to the end of the 12-month period.


In terms of absolute returns, our 4% weighting in the energy sector produced the highest total return, 45%. Conversely, our producer-durables holdings produced the biggest loss, 11%.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.


PARTNERS MIDCAP GROWTH FUND I

This Fund began operations December 15, 2003.


WILLIAM JURIK AND JOHN O'TOOLE (THE DREYFUS CORPORATION)

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES

                          Morningstar Mid-Cap   Partners MidCap
        Russell Midcap     Growth Category       Growth Fund I,
         Growth Index          Average           Institutional
12/29/03    10                  10                   10
10/04       10.479              10.242               10.18

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date            Inception
Advisors Preferred   6/1/2004           -0.78%
Advisors Select      6/1/2004           -0.88%
Institutional      12/29/2003           1.80%
Preferred            6/1/2004           -0.68%
Select               6/1/2004           -0.68%

*    The Fund does not collect a front-end sales charge.

Past performance is not predictive of future performance.


LOGO
The equity markets got off to a good start in 2004, as solid corporate earnings and a positive economic outlook drove stock prices higher for a respectable first quarter. During the second quarter, the markets provided lackluster returns as rising energy and commodity prices along with other economic information led many investors to suspect the Federal Reserve would soon tighten short-term interest rates. That was actualized at the end of the quarter, as the Federal Reserve increased its benchmark interest rate. The equity markets declined through most of the summer months as investors became more concerned about slowing corporate earnings growth and higher commodity prices, while at the same time the Federal Reserve was pushing short term interest rates higher. Investor pessimism was at its highest in August, when there was growing concern that higher commodity prices and rising interest rates would begin to negatively impact consumer spending. At this low point in late summer, though, fears quickly appeared to evaporate, as better than expected results from a number of retailers overshadowed higher energy prices. The strength of the IPO (initial public offering) market also buoyed investors, along with bullish comments from some large retailing companies.


In the ten-month period ending October 31, 2004, the Partners MidCap Growth Fund I produced a total return of 1.70% and underperformed its benchmark, the Russell MidCap Growth Index which provided a return of 4.79% for the same period.


The Fund seeks investment returns (consisting of capital appreciation and income), which are consistently superior to the benchmark. To pursue its goal, the Fund is managed with an approach that involves the identification of those investor preferences that are rewarded in a given market environment. To capture market themes among equities, we use a blend of fundamentally-based attributes to identify good stocks. In addition, the Fund is managed with a commitment to broad diversification across economic sectors relative to the performance benchmark. We manage the Fund with the goal of managing risk from sector exposures and emphasizing the value of our stock-picking skill.


The Fund's performance over the first two quarters of the year was especially problematic as lower quality stocks performed well early in the year, and during the second quarter economic cross-currents caused a heightened level of stock volatility and economic sector rotation. Both an investor focus on lower quality issues and above normal stock volatility are more challenging environments for our quantitative investment process, which focuses on more quality-oriented factors such as earnings and cash-flow, and which is dependent upon us capturing market themes that last longer than a few weeks. As we moved into the third quarter of 2004, our relative performance showed improvement, as investors appeared to draw a consensus view that our national economy was in reasonable condition, and that investors again began to focus on more traditional measures of equity valuation.


Our stock selection among health-care-related issues generally, and among biotech issues specifically was disappointing. This disappointment was a mix of both benchmark issues that we did not own that moved up in price, such as Biogen Idec (which left the benchmark midyear), and holdings such as ImClone Systems and QLT. We continued to hold ImClone Systems based upon a strong product offering, but we sold the QLT during the period under review. Generic drug manufacturer Watson Pharmaceuticals also had a negative impact upon performance and was sold based upon sales trends that were below investor expectations. On a more positive note, our stock selection among energy related and technology-based companies contributed positively to performance. Energy related issues such as Valero Energy and Petroleum Development Corporation benefited from rising oil prices. As of this reporting date, we have maintained our position in Valero Energy, but we sold our holding of Petroleum Development during the period under review. Among our technology-based holdings, Digital River and Adobe Systems provided positive relative performance.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS MIDCAP VALUE FUND

ANDREW WELLINGTON (NEUBERGER BERMAN MANAGEMENT, INC.)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                          Morningstar Mid-Cap   Partners MidCap
        Russell Midcap      Value Category        Value Fund,
         Value Index           Average          Advisors Select
12/6/00    10                  10                  10
10/01      9.993               10.228              8.749
10/02      9.695               8.354               8.627
10/03      12.939              10.765              11.036
10/04      15.492              12.378              12.836

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   16.53%  8.87%
Advisors Select     12/6/2000   16.31%  8.33%
J                    3/1/2001   16.06%  8.30%
J**                  3/1/2001   15.06%  8.30%
Institutional       12/6/2000   17.15%  9.12%
Preferred           12/6/2000   16.93%  8.86%
Select              12/6/2000   16.72%  8.73%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
For the one-year period ending October 31, 2004, the Partners MidCap Value Fund had a total return of 16.31%, under-performing the 19.73% gain of the Russell Midcap Value Index.


The Russell MidCap Value Index was the best-performing broad-based domestic equity index over this time period. The index generated more than double the return of its midcap growth counterpart. Value's outperformance of growth was evident among all market-capitalization segments. Based strictly on size, the Russell index representing midcap stocks outperformed the Russell small-cap index, which outperformed the large-cap index.


On a relative basis, the Fund underperformed its benchmark due largely to the less-robust performance of our selection of stocks in Industrials as well as Financials. Our underweight allocation to Utilities and Materials also hurt relative performance. Our selection of stocks in Health Care and Consumer Discretionary outperformed their index sector counterparts, though our overweight allocation to these sectors was somewhat of a drag on relative return. In contrast, the Energy sector boosted our return relative to the benchmark, a result of both a higher overall sector return and a heavier weighting in this strong sector. The outperformance of our Consumer Staples holdings and our underweight allocation to Information Technology, the second-lowest returning sector in the Russell Index, also helped relative return.


Various macro issues have affected the course of the equity market over the past year: for example, the direction, strength and course of the economy, rising interest rates, high oil prices, and geopolitical uncertainties. While we believe it is important to understand what is influencing the market on a macro level, we, as bottom-up portfolio managers, are first and foremost focused on the fundamentals of the companies in which we invest. We focus on identifying companies with attractive business models, outstanding management teams, healthy balance sheets and solid and consistent cash flows and earnings. In the long run, company-specific fundamentals are more important than macro concerns, and we have tried to position our portfolio to perform well regardless of what happens on the macro front. One example of our micro-over-macro stance is evident in our Financials. Expectations for rising interest rates increased earlier this year. Conventional wisdom dictates that all financial stocks should be avoided in a rising interest rate environment. We disagreed, however, and maintained our positions. We believed we owned high-quality financial companies, whose managements were well aware of the hazards of rising rates and who had positioned their businesses accordingly. In the second quarter 2004, as many began to doubt that financials would be able to maintain, much less grow earnings as interest rates climbed, our research led us to believe that those we own would. Though more time is needed to prove that this is the case, we remain comforted by our holdings' low stock valuations and high returns on equity in the meantime. In addition, the acquisitions of two of our financials at premiums of over 20% demonstrated that we're not the only ones who see the value in our businesses.


We continued to avoid the more speculative areas of the market and maintained a focus on owning a diversified portfolio of high- quality businesses at favorable prices. This has played a role in our underweight allocation to Information Technology. Very few companies in the sector meet, first, our quantitative valuation screens and then our other investment screens. While our underweight acted as a drag on relative performance in periods when more speculative areas dominated, it has benefited our performance over this one-year time period.


With continued market volatility, we strengthened our portfolio by shifting money from those stocks that reached our price targets to those holdings with, in our opinion, more compelling upside potential. A recent example is evident in Energy, a great sector for us this year. When the price of oil retrenched somewhat during the third quarter 2004, taking Energy stocks with it, we added to some of our Energy positions. We then trimmed some on subsequent price/valuation appreciation.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.

PARTNERS MIDCAP VALUE FUND I


The Fund began operations December 15, 2003.


DOLORES BAMFORD, DAVID L. BERDON, ANDREW BRAUN, SCOTT CARROLL, SALLY POPE DAVIS, STACEY ANN DEMATTEIS, SEAN GALLAGHER, JAMES OTNESS, LISA PARISI AND EILEEN ROMINGER (GOLDMAN SACHS ASSET MANAGEMENT, L.P. )


GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES

                          Morningstar Mid-Cap   Partners MidCap
        Russell Midcap      Value Category       Value Fund I,
         Value Index           Average           Institutional
12/29/03   10                   10                   10
10/04      11.154               10.708               11.46

        Average Annual Total Returns
        as of October 31, 2004
                    Inception          Since
        Class*        Date            Inception
Advisors Preferred   6/1/2004           7.93%
Advisors Select      6/1/2004           7.93%
Institutional      12/29/2003           14.60%
Preferred            6/1/2004           8.12%
Select               6/1/2004           8.03%

*    The Fund does not collect a front-end sales charge.

Past performance is not predictive of future performance.


LOGO
Year-to-date through October 31 2004, the U.S. equity markets finished in mixed territory as the S&P 500 Index returned 3.06% and the Nasdaq Composite fell 1.42%. While the Russell 3000 Index advanced 3.29%, there was a wide disparity between growth and value stocks. Over that period, the Russell 3000 Value Index
and Russell 3000 Growth Indexes returned 7.47% and     -0.90%, respectively. The
Russell Midcap Value Index posted the strongest performance versus the other Russell indexes, returning 11.55% over the period.


We have constructed a portfolio that is fully diversified across different industries with stocks we believe should outperform their peers over a full market cycle. Throughout the reporting period, we continued to focus on quality value stocks that we feel are attractively valued and that have the potential to perform well in a variety of market environments. Specifically, we seek companies led by good management teams who generate strong free cash flows and return on invested capital.


From its inception through October 31, 2004, the Fund returned 14.60%, outperforming the Russell Midcap Value Index's 11.54% return. During this period, the market shifted from frenzied speculation favoring low-quality stocks to trading in a fairly narrow range with sound fundamentals driving performance. The Fund's positive excess returns were aided by strong stock selection in the Industrial, Healthcare, and Technology sectors. Areas of relatively weak performance were focused in the Consumer Cyclical, Real Estate Investment Trusts, and Utilities sectors.


Abercrombie and Fitch Co. (2.5%) in Consumer Cyclicals and Cummins Inc. (1.9%) in Industrials were the top contributors to performance since the Fund's inception. Specialty apparel retailer Abercrombie and Fitch's superior operating margins and above industry returns on capital drove its strong results. Cummins designs, manufactures, and markets diesel vehicle engines. The company benefited from internal cost cutting programs as well as a recovery in the truck equipment industry. Despite reporting mixed earnings related news, Monsanto Co. (2.2%) was a strong contributor to performance. The company experienced mild short-term weakness in sales during the third quarter 2004, but management allayed concerns with positive guidance for both 2005 and 2006. This news, coupled with the European Union's approval for one of the company's corn products, buoyed its shares. PPL Corp. (3.1%), an electric utility, reported positive earnings and lifted its financial outlook for the remainder of the year. The company cited strength in the state of its balance sheet, margins, and cash flow.


Another example of our successful investment approach is the Fund's investment in JC Penney Inc. (1.2%). At the time of purchase, our team determined that the market did not assign any value to one of the company's struggling divisions which it would later sell. We also believed that a recent management change upgraded the company's prospects as it focused on improvements in high margin product lines. The market confirmed our insight as the stock outpaced its industry peers during the reporting period.


Detractors from performance included Callaway Golf Co. (0%) and Emmis Communications (1.2%). Callaway suffered from competitive pressures to cut prices on its hallmark products, which resulted in lower than expected sales. We have since eliminated the holding from the portfolio. Emmis Communications, a diversified media company with radio, television broadcasting, and magazine publishing operations, experienced some weakness that affected the radio industry as a whole. We have since added to the position, as we find Emmis to be very attractive. This is due to the firm's compelling valuation and high quality radio assets, combined with low fixed costs and strong free cash flow generation.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS SMALLCAP BLEND FUND

RONALD P. GALA AND MARK W. SIKORSKI (THE DREYFUS CORPORATION)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                             Morningstar Small    Partners SmallCap
        Standard & Poor's     Blend Category         Blend Fund,
       Small Cap 600 Index        Average          Advisors Select
12/30/02       10                  10                 10
10/03          13.141              13.464             13.54
10/04          15.345              15.283             15.651

        Average Annual Total Returns
        as of October 31, 2004
                    Inception          Since
        Class*        Date    1 Year  Inception
Advisors Preferred 12/30/2002   15.88%  27.91%
Advisors Select    12/30/2002   15.59%  27.64%
Institutional      12/30/2002   16.50%  28.60%
Preferred          12/30/2002   16.23%  28.28%
Select             12/30/2002   16.09%  28.14%

*    The Fund does not collect a front-end sales charge.

Past performance is not predictive of future performance.


LOGO
The equity markets got off to a good start in the first half of the fiscal year as solid corporate earnings and a positive economic outlook drove prices higher during the time period. A weak employment report in early March, rising energy and commodity prices, and renewed concerns about terrorism dulled enthusiasm for equities, leaving market indices up for the six months, but off of their highs. The prospect of higher interest rates affected the financials sector during the second quarter. The Fed began to increase modestly its overnight bank lending rate amidst signs of increased economic activity, but equities generally continued to appreciate through midyear. As the fiscal year came to a close, the presidential election, continued instability in Iraq, and diminished prospects among certain technology groups, all contributed to the market losing some of its year-to-date gains. Earnings announcements remain the focus of the market as it evaluates the degree of continued economic expansion.


In the fiscal year ending October 31, 2004, the Partners SmallCap Blend Fund produced a total return of 15.59% compared to its benchmark, the Standard & Poor's SmallCap 600 Index, which provided a return of 16.77% for the same period.


The Fund seeks investment returns (consisting of capital appreciation and income), which are consistently superior to the benchmark. To pursue its goal, the Fund is managed with an approach that involves the identification of those investor preferences that are rewarded in a given market environment. To capture market themes among equities, we use a blend of fundamentally-based attributes to identify good stocks. In addition, the Fund is managed with a commitment to broad diversification across economic sectors. We manage the Fund with the goal of managing risk from sector exposures and emphasizing the value of our stock-picking skill.


During the fiscal year, all major equity market indices produced positive returns and smallcap stocks outpaced largecap stocks; leadership within the smallcap market, as defined by the Standard & Poor SmallCap 600, was provided by the energy and the producer goods and services sectors. The Fund's performance benefited from strong stock selection in the energy, consumer cyclical, and health care groups. As favorable supply/demand fundamentals provided an excellent investment environment for energy-related stocks in general, the Fund's holdings in Unit Corp. and Southwestern Energy outpaced their industry peers. Within consumer cyclicals, there were strong results in hotels, apparel, and restaurant groups. Within healthcare, medical service providers including Sierra Health Services provided strong relative returns. The buyout of Province Health Care by LifePoint Hospitals during the year also boosted returns. Of the Fund's nine sectors, only technology and utilities detracted from performance.


We believe that our reality-based approach to valuation, using industry-specific, cash flow-oriented valuation metrics, allows us to better assess potential investments within each industry group.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS SMALLCAP GROWTH FUND I


BRUCE K. ARONOW, MARK ATTALIENTI, MICHAEL DOHERTY, N. KUMAR KIRPALANI AND SAMANTHA LAU
(ALLIANCE CAPITAL MANAGEMENT L.P.)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                         Morningstar Small   Partners SmallCap
        Russell 2000      Growth Category     Growth Fund I,
        Growth Index          Average        Advisors Select
12/6/00    10                  10               10
10/01      8.369               8.626            7.325
10/02      6.564               9.153            5.07
10/03      9.62                12.858           6.974
10/04      10.152              13.47            7.585

        Average Annual Total Returns
        as of October 31, 2004
                     Inception           Since
        Class*         Date    1 Year  Inception
Advisors Preferred   12/6/2000   8.86%   -5.72%
Advisors Select      12/6/2000   8.76%   -5.88%
J                     3/1/2001   8.59%   -3.17%
J**                   3/1/2001   7.59%   -3.17%
Institutional        12/6/2000   9.58%   -5.22%
Preferred            12/6/2000   9.31%   -5.31%
Select               12/6/2000   9.09%   -5.53%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
Following exceptionally strong gains during the fiscal year period ending October 2003, smallcap growth stocks turned in a more modest gain in fiscal 2004, with the Russell 2000 Growth Index gaining 5.53%. Returns during the twelve-month period were roughly in line with the broader markets, modestly outperforming the Dow Jones Industrials as well as the NASDAQ composite and modestly trailing the S&P 500. U.S. equity returns overall benefited from strong earnings growth over the past year which were driven by generally favorable economic conditions and continued corporate focus on increasing productivity. Valuation provided a modest offset, as price/earnings multiples experienced some modest compression.


Whereas 2003's spectacular rise was driven by the smallest, most-speculative stocks within the smallcap growth universe, gains in 2004 have been driven by more value-oriented shares. Slower growing companies and stocks with relatively lower valuations have been among the strongest performers. Against such a backdrop, it is perhaps not surprising that more traditional growth sectors-Technology, Health Care, and Consumer-have trailed the returns seen in other sectors of the Russell 2000 Growth.


Technology, the year's worst performing sector, declined 12% during the period. While this clearly reflects some "give-back" relative to last year's staggering return of more than 75%, investors have been concern throughout much of 2004 about inventory levels within the supply chain and the sustainability of technology spending overall. At the opposite end of the spectrum were Energy shares, which driven by record-setting commodity prices, gained an impressive 55%.


Partners SmallCap Growth Fund I gained 8.76% during the twelve-month period ending October 31, 2004, outperforming the Russell 2000 Growth benchmark, which increased 5.53% over the same period. Outperformance was driven by strong stock selection across most major economic sectors of the Fund. Relative returns also benefited from an overweight position in the very strong Energy sector.


Stock selection was strongest in the Consumer/Commercial Services sector of the Fund, which accounted for all three of the period's top contributors. Resources Connection, a provider of high-end project staffing solutions benefited from corporate spending on Sarbanes-Oxley compliance; Dycom Industries, a provider of infrastructure services to the telecommunications industry, saw a significant rise in its shares as several of the regional bell companies announced their plans to deploy fiber-based networks; and Station Casinos, an owner-operator of locals-oriented casinos, experienced accelerating growth rates driven by robust growth in the Las Vegas economy. Stock selection was also strong in Technology, benefiting from several very strong performing picks, as well as a significant underweight in the very poor-performing semi-conductor and communication equipment industries during the latter part of the twelve-month period.


Providing somewhat of an offset to the favorable stock selection experienced across most sectors of the Fund was disappointing stock selection within Healthcare. Relative returns in this sector were hurt by an underweight in healthcare services companies as well as an overweight position in biotech shares, the one sub-sector of Healthcare to experience a decline over the past year. Several very poor-performing picks-including two development stage biotech companies NeoPharm and Nektar Therapeutics, as well as generic drug maker, Par Pharmaceuticals-also contributed to the underperformance within Healthcare.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.

PARTNERS SMALLCAP GROWTH FUND II

Previously, the Fund's portfolio was invested by one sub-advisor. On September 1, 2004, the Fund engaged two sub-advisors, each to invest a portion of the Fund's portfolio independently of the other. The two sub-advisors report below on their process and strategies since they began managing the portfolio assets. The Fund's investment performance is the combined investment performance of the two sub-advisors. For the entire 12-month period ending October 31, 2004, the Fund earned 2.41% compared to 5.53% for the index.

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                        Morningstar Small   Partners SmallCap
        Russell 2000     Growth Category     Growth Fund II,
        Growth Index         Average         Advisors Select
12/6/00    10                 10                10
10/01      8.369              8.626             6.681
10/02      6.564              9.153             6.06
10/03      9.62               12.858            8.212
10/04      10.152             13.47             8.41

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   2.50%   -7.11%
Advisors Select     12/6/2000   2.41%   -7.47%
J                    3/1/2001   1.94%   -0.76%
J**                  3/1/2001   0.94%   -0.76%
Institutional       12/6/2000   3.11%   -6.67%
Preferred           12/6/2000   2.87%   -6.87%
Select              12/6/2000   2.89%   -7.02%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO


The first segment reported below is the larger of the two. As of the end of the reporting period, both segments were similarly invested in many respects. As a whole, the Fund's sector weights were quite similar to those of the index.


PAUL A. GRAHAM AND DAVID N. WABNIK (UBS GLOBAL ASSET MANAGEMENT (AMERICAS), INC.

The small-cap market has gone through some significant changes over the twelve months ended October 31, 2004. In 2003, small cap stocks in general were at the forefront of the market's recovery, with the most speculative companies leading the rally. These lower quality companies continued to perform well into early 2004; however, as the reporting period progressed, investors gradually shifted their focus back to companies with solid earnings and business prospects. During the middle part of the fiscal year, small-cap stocks were relatively flat as investors grew increasingly preoccupied with the looming federal funds rate hike. As the fiscal year progressed, investors became convinced that the economic recovery would continue even in the face of higher interest rates. For the one-year period ended October 31, 2004, the small cap Russell 2000 Index gained 11.73% versus a 9.41% increase for the larger cap S&P 500 Index.


Toward the end of 2003, our quantitative models (which incorporate relative price strength) began to favor an increased allocation of higher beta names, and we chose to add some of these names to the Fund near the end of the calendar year. In hindsight, this was not a well-timed move. Many of these companies sold off sharply when the market rotated to lower beta names. Fund performance was also hurt during this time as investors grew concerned about the rising valuations of some of the small cap sector's best performing stocks-a number of which were held by the Funds.


After a difficult calendar first quarter 2004 performance, the UBS-managed portion of Partners Small Cap Growth Fund II rebounded nicely but lagged the Russell 2000 Growth benchmark for the fiscal year. For the year ended October 31, 2004, the UBS portion of the funds gained 2.70% versus a 5.53% increase for the benchmark. Stock selection was the primary reason for the underperformance. Positive stock selection in the industrial and financial sector was offset by weak stock selection in the healthcare sector. Sector selection, on the other hand, was essentially a neutral factor with our overweight of the strongly performing energy sector helping returns and our underweight of the strongly performing industrials and materials sectors hurting returns.


As of October 31, 2004, the UBS portion of the Fund remained well diversified with all sectors within three percent of the benchmark. The portfolios' largest absolute overweights were in the energy, health care, and consumer staples sectors while the largest absolute underweights were in the materials, industrials, and information technology sectors.

KENNETH MERTA II AND STACEY SEARS (EMERALD ADVISERS, INC.)


Our portion of the Fund's portfolio underperformed the benchmark Russell 2000 Growth Index for the period from September 1, 2004 through October 31, 2004, returning 2.50% compared to the index return of 8.09%.


A majority of our relative underperformance can be attributed to an overly optimistic viewpoint on the economy, leading to overweight positions in the technology and producer durable sectors, and the overall risk averse nature of the market. Over the past two months, companies with the greatest stock price volatility and best earnings prospects performed the worst. As a fundamental, bottom-up, research-driven growth manager who believes earnings growth drives stock prices, it has been difficult to perform. However, there were a number of fundamental, company-specific breakdowns as well.


Our performance was muted by higher energy costs, Sarbanes-Oxley compliance issues, election uncertainty and lack of job growth. Exposure to Semiconductor Capital Equipment and Flat Panel Display companies hurt our relative performance the most- specifically, LTX Corp. in the Semiconductor area and Photon Dynamics and Applied Films Corp. in the flat-panel display area. We also did not benefit from equal weighting in the health care sector. Select names, especially in the biotech area, hurt relative performance. Overall, the biotech area underperformed because of the risk-averse nature of the market. On a positive note, opportunities in the financial, energy and consumer discretionary sectors helped performance.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.

PARTNERS SMALLCAP VALUE FUND


Previously, the Fund's portfolio was invested by one sub-advisor. On September 1, 2004, the Fund engaged two sub-advisors, each to invest a portion of the Fund's portfolio independently of the other. The two sub-advisors report below on their process and strategies since they began managing the portfolio assets. The Fund's investment performance is the combined investment performance of the two sub-advisors. For the entire 12-month period ending October 31, 2004, the Fund earned 12.99% compared to 17.99% for its benchmark, the Russell 2000 Value Index.

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                         Morningstar Small   Partners SmallCap
        Russell 2000      Value Category        Value Fund,
         Value Index         Average          Advisors Select
3/1/01     10                 10                 10
10/01      9.134              9.996              9.95
10/02      8.903              8.258              9.608
10/03      12.49              11.362             13.236
10/04      14.737             13.247             14.955

        Average Annual Total Returns
        as of October 31, 2004
                   Inception          Since
        Class*       Date    1 Year  Inception
Advisors Preferred  3/1/2001  13.22%  11.84%
Advisors Select     3/1/2001  12.99%  11.60%
J                   3/1/2001  12.73%  11.41%
J**                 3/1/2001  11.73%  11.41%
Institutional       3/1/2001  13.79%  12.43%
Preferred           3/1/2001  13.56%  12.21%
Select              3/1/2001  13.39%  12.03%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSCPast performance is not predictive of future performance.



LOGO


The first segment reported below is the larger of the two. As of the end of the reporting period, both segments were similarly invested in many respects. As a whole, the Fund's sector weights were quite similar to those of the index.


COLEMAN M. BRANDT AND WILLIAM G. CHARCALIS (ARK ASSET MANAGEMENT CO., INC.)


Ark's Small Cap Value philosophy reflects the belief that superior returns can be achieved within a universe of small capitalization stocks by combining a systematic quantitative approach with traditional fundamental analysis. Our intent is to provide incremental returns from individual security selection. The portfolio's benchmark is the Russell 2000 Value Index and the peer group is the Morningstar Small Value Category.


For the fiscal year ending October 31, 2004, the Partners SmallCap Value Fund gained 12.99%, underperforming its benchmark, the Russell 2000 Value Index which had a gain of 17.99%. While corporate profits remained strong during the fiscal year, growth in the economy slowed from its earlier robust pace. Late in the fiscal year, oil prices rose sharply. Reflecting these factors, and the uncertainties of a Presidential election, value stocks tended to outperform growth issues. Within the Russell 2000 Value Index, the Financial Services and Materials & Processing sectors were the most important contributors, while the Technology sector was the only sector to decline.

Our portfolio structure, which is more diversified than the index, reduced our results during this generally cautious environment. Ark's Small Cap Value strategy is a highly disciplined and structured approach to investing in small capitalization issues. The investment process provides that the portfolio sector weights will typically be controlled within +/- 5 percentage points of the Russell 2000 sector weights. Stock selection in the Technology, Health Care and Producer Durables sectors helped comparative results while stock selection in the Materials & Processing, Consumer Discretionary and Financial Services sectors detracted.


DAVID BORGER, CHRISTINE KUGLER, STUART MATSUDA, HAL REYNOLDS AND THOMAS STEVENS


(L.A. CAPITAL MANAGEMENT AND EQUITY RESEARCH, INC.)


Since its funding on September 1, 2004 through October 31, the portfolio has gained 4.34% versus a 5.24% return for the Russell 2000 Value Index.


Throughout 2004, Los Angeles Capital Management has maintained a defensive bias in its portfolios, favoring companies which trade at attractive revenue and cash flow multiples. We have also maintained a bias toward companies with higher earnings quality, but with above-average levels of financial risk which has been beneficial in the current environment.


During the month of October, higher beta companies with above-average projected growth rates outperformed while companies with momentum in reported earnings underperformed. While this marks a reversal from what we have observed previously during the year, we have yet to conclude this marks a significant shift in sentiment.


Accordingly, we have maintained our slight bias towards sectors such as energy and basic materials which provide inflation protection and are underweighted interest rate sensitive sectors such as Finance and Real Estate. As of October 31, the portfolio holds 406 securities with a weighted P/E of 23 versus 30 for the benchmark. The level of active risk versus the Russell 2000 Value Index is approximately 2% with stock specific risk representing the largest proportion.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.

PARTNERS SMALLCAP VALUE FUND I


CHRISTOPHER T. BLUM (J.P. MORGAN INVESTMENT MANAGEMENT, INC.)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                        Morningstar Small   Partners SmallCap
        Russell 2000     Value Category       Value Fund I,
         Value Index        Average          Advisors Select
12/30/02   10                10                 10
10/03      13.61             13.295             13.89
10/04      16.058            15.501             16.462

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred 12/30/2002   18.63%  31.42%
Advisors Select    12/30/2002   18.52%  31.20%
Institutional      12/30/2002   19.39%  32.24%
Preferred          12/30/2002   19.14%  31.89%
Select             12/30/2002   19.02%  31.76%

*    The Fund does not collect a front-end sales charge.

Past performance is not predictive of future performance.


LOGO
The Fund's strategy strives to add value through stock selection rather than market timing or sector bets, resulting in a sector-neutral portfolio. We have found that minimizing market forecast biases and sector bets is one of the most effective ways of reducing residual risk without reducing the ability to add to the portfolio's performance. Our emphasis on security selection in conjunction with risk management is intended to provide our clients a more consistent, reliable return potential.


The Fund outperformed the Russell 2000 Value Index for the fiscal year ending October 31, 2004, earning 18.52% versus 17.99% for the index. The Fund's outperformance was due to strong stock selection within the Financial and Healthcare industries. Amongst the strongest contributors to performance were Mariner Health Care and Avanir Pharmaceuticals. Mariner Health Care's skilled nursing facility and long-term acute care hospital groups improved throughout the year. This improvement was primarily driven by the Medicare rate increase and the company's divestiture of non-profitable facilities. The Fund was ultimately rewarded when the company was acquired by National Senior Care. Avanir Pharmaceuticals advanced after it announced positive results in its pivotal Phase III clinical trial. This trial evaluates the safety and effectiveness of Neurodex in the treatment of pseudobulbar affect in patients with multiple sclerosis.

Although the Fund as a whole outperformed, a few sectors performed poorly, including the Consumer Cyclical and Retail sectors. Amongst the top detractors were biotechnology companies Adolor Corp. and Tetra Tech Inc. Adolor's main product, Entereg has experienced mixed results across three separate studies. The weakness in the stock price has been impacted by the increased uncertainty over a pending FDA review on its Entereg drug which may not come until April 2005. Tetra Tech reported that business in its infrastructure and wired communications markets is substantially below plan. The company continues to experience increased difficulty in contract negotiations regarding change orders and receivable collections on certain contracts in the communications and infrastructure markets.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.

PREFERRED SECURITIES FUND


L. PHILLIP JACOBY AND BERNARD SUSSMAN (SPECTRUM ASSET MANAGEMENT, INC.)


GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES

                            Morningstar
        Lehman Brothers  Intermediate-Term    Preferred
        Aggregate Bond     Bond Category    Securities Fund,
            Index             Average        Institutional
5/1/02      10                 10                10
10/02       10.59              10.392            10.3
10/03       11.11              11.025            11.314
10/04       11.724             11.571            11.916

        Average Annual Total Returns
        as of October 31, 2004
                     Inception          Since
        Class*         Date    1 Year  Inception
Advisors Preferred    6/1/2004           4.72%
Advisors Select       6/1/2004           4.63%
J                   12/29/2003           1.90%
J**                 12/29/2003           0.90%
Institutional         5/1/2002   5.32%   7.26%
Preferred             6/1/2004           4.81%
Select                6/1/2004           4.81%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
For the fiscal year from November 1, 2003 through October 31, 2004, the Fund returned 5.32%, a little below the 5.53% return of the Lehman Aggregate Index.


For most of the period, with the exception of the second quarter of 2004, the preferred securities market was very strong in both the $25-par and capital securities sectors. A major decline in prices in the $25-par sector during April and May produced the worst quarter for preferreds in five years. This was a negative contributor to the Fund's performance. Fears of higher interest rates panicked some individual investors into believing that selling fixed-income securities at any price was the best course of action. Consequently, we saw preferred securities, municipal bonds, and closed-end funds get hit much harder than the more institutionally-dominated investment markets. By the end of June the market began to recover as retail investors began to conclude that any increase in rates would likely be gradual, and demand for preferreds picked up from income-oriented institutions. Preferreds then performed well through the
end of the fiscal year.   Additionally, the Fund had a slightly longer duration
than the index, which hurt performance in April and May. Duration is a measure of bond price sensitivity to changes in interest rates. Since June, we have aligned the portfolio's duration with the index.


The new-issue calendar for preferred securities through most of the year was fairly active. However, this was somewhat offset by a large number of redemptions since many of the securities that had been issued in the late 1990s when interest rates were higher were called.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PRINCIPAL LIFETIME 2010 FUND


DIRK LASCHANZKY (PRINCIPAL GLOBAL INVESTORS, LLC)

                         GROWTH OF A $10,000 INVESTMENT
                           IN ADVISORS SELECT SHARES

        40% S&P 500/
         60% Lehman                                      Morningstar
         Brothers        Standard &    Lehman Brothers   Conservative     Principal LifeTime
       Aggregate Bond    Poor's 500    Aggregate Bond     Allocation           2010 Fund,
           Index         Stock Index        Index      Category Average     Advisors Select
3/1/01     10             10                10              10                 10
10/01      9.893          8.612             10.794          9.843              9.82
10/02      9.649          7.31              11.43           9.57               9.429
10/03      10.74          8.832             11.991          10.576             10.768
10/04      11.508         9.663             12.654          11.214             11.856

        Average Annual Total Returns
        as of October 31, 2004
                     Inception           Since
        Class*         Date    1 Year  Inception
Advisors Preferred    3/1/2001  10.29%  4.93%
Advisors Select       3/1/2001  10.10%  4.75%
J                    6/15/2001  10.21%  4.97%
J**                  6/15/2001  9.21%   4.97%
Institutional         3/1/2001  10.97%  5.54%
Preferred             3/1/2001  10.61%  5.24%
Select                3/1/2001  10.49%  5.11%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
Principal LifeTime 2010 Fund outperformed the blended 40% S&P 500 Index/60% Lehman Aggregate Bond Index for the year due to the Fund's over-weighted equity position and security-specific out-performance. For the one-year period ended October 31, 2004, the Fund returned 10.10% compared to 7.15% for the blended index. Individual security selection was generally positive throughout the period. The overweight position in equities throughout the year provided mixed results, but within the equity category, smallcap and international exposure were positives for the Fund. The fixed-income portion of the Fund added overall value due to security-specific outperformance. The fixed-income market continued to provide positive single-digit returns for the year to the Fund even as short-term interest rates began to rise.


The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the markets. Investor confidence was mixed during the first half of 2004 as the markets maintained the increases from the last few months of 2003. International equity markets followed the lead of the domestic equity market during the period.


The fixed-income markets were up during the year, despite the Federal Reserve increasing short-term interest rates. Longer maturity bonds actually saw their yields decline as short-term rates increased resulting in a flattening of the interest rate yield curve. The Federal Reserve moved to tighten interest rates based on the expanding economic environment that was providing support for corporate expansion. Corporate bond prices tended to increase during the year and outperform United States Treasury bonds as the corporate bond market outlook improved.


Economic activity continued to improve during the year as business and consumer confidence remained solid. Investors were cautious throughout much of the year as they waited for confirmation from higher corporate earnings and forecasts. Investors were also waiting for the uncertainty surrounding the United States presidential election and terrorist threats to subside before increasing their stock market exposure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2020 FUND


DIRK LASCHANZKY (PRINCIPAL GLOBAL INVESTORS, LLC)


                         GROWTH OF A $10,000 INVESTMENT
                           IN ADVISORS SELECT SHARES

        50% S&P 500/                                           Morningstar
         50% Lehman       Standard & Poor's   Lehman Brothers   Moderate       Principal LifeTime
      Brothers Aggregate      500 Stock       Aggregate Bond   Allocation          2020 Fund,
         Bond Index             Index             Index      Category Average    Advisors Select
3/1/01     10                   10                10             10                 10
10/01      9.674                8.612             10.794         9.314              9.68
10/02      9.232                7.311             11.43          8.552              9.157
10/03      10.424               8.832             11.991         9.909              10.642
10/04      11.21                9.663             12.654         10.641             11.713

        Average Annual Total Returns
        as of October 31, 2004
                     Inception          Since
        Class*         Date    1 Year  Inception
Advisors Preferred   3/1/2001   10.24%  4.61%
Advisors Select      3/1/2001   10.06%  4.40%
J                   6/15/2001   10.10%  4.69%
J**                 6/15/2001   9.10%   4.69%
Institutional        3/1/2001   10.85%  5.17%
Preferred            3/1/2001   10.58%  4.90%
Select               3/1/2001   10.35%  4.77%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
Principal LifeTime 2020 Fund outperformed the blended 50% S&P 500 Index/50% Lehman Aggregate Bond Index for the year due to the overweighted equity position and security-specific outperformance. For the one-year period ended October 31, 2004, the Fund returned 10.06% compared to 7.54% for the blended index. Individual security selection was generally positive throughout the period. The overweight position in equities throughout the year provided mixed results, but within the equity category, smallcap and international exposure were positives for the Fund. The fixed-income portion of the Fund added overall value due to security-specific outperformance. The fixed-income market continued to provide positive single-digit returns for the year even as short-term interest rates began to rise.


The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the markets. Investor confidence was mixed during the first half of 2004 as the markets maintained the increases from the last few months of 2003. International equity markets followed the lead of the domestic equity market during the period.


The fixed-income markets were up during the year, despite the Federal Reserve increasing short-term interest rates. Longer maturity bonds actually saw their yields decline as short-term rates increased resulting in a flattening of the interest rate yield curve. The Federal Reserve moved to tighten interest rates based on the expanding economic environment that was providing support for corporate expansion. Corporate bond prices tended to increase during the year and outperform United States Treasury bonds as the corporate bond market outlook improved.


Economic activity continued to improve during the year as business and consumer confidence remained solid. Investors were cautious throughout much of the year as they waited for confirmation from higher corporate earnings and forecasts. Investors were also waiting for the uncertainty surrounding the United States presidential election and terrorist threats to subside before increasing their stock market exposure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2030 FUND


DIRK LASCHANZKY (PRINCIPAL GLOBAL INVESTORS, LLC)


                         GROWTH OF A $10,000 INVESTMENT
                           IN ADVISORS SELECT SHARES

        60% S&P 500/                                        Morningstar
         40% Lehman                                           Moderate
          Brothers     Standard & Poor's  Lehman Brothers   Allocation    Principal LifeTime
       Aggregate Bond     500 Stock       Aggregate Bond     Category         2030 Fund,
           Index            Index              Index          Average       Advisors Select
3/1/01     10               10                 10              10               10
10/01      9.458            8.612              10.794          9.314            9.48
10/02      8.826            7.311              11.43           8.552            8.792
10/03      10.106           8.832              11.991          9.909            10.304
10/04      10.906           9.663              12.654          10.641           11.351

        Average Annual Total Returns
        as of October 31, 2004
                     Inception          Since
        Class*         Date    1 Year  Inception
Advisors Preferred   3/1/2001   10.33%  3.74%
Advisors Select      3/1/2001   10.16%  3.51%
J                   6/15/2001   10.18%  3.73%
J**                 6/15/2001   9.18%   3.73%
Institutional        3/1/2001   10.98%  4.29%
Preferred            3/1/2001   10.78%  4.02%
Select               3/1/2001   10.55%  4.40%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC

Past performance is not predictive of future performance.


LOGO
Principal LifeTime 2030 Fund outperformed the blended 60% S&P 500 Index/40% Lehman Aggregate Bond Index for the year due to overall asset allocation and positive security selection. For the one-year period ended October 31, 2004, the Fund returned 10.16% compared to 7.92% for the blended index. Individual security selection was generally positive throughout the period. The overweight position in equities throughout the year provided mixed results, but within the equity category, smallcap and international exposure were positives for the Fund. The fixed-income portion of the Fund added overall value due to security-specific outperformance. The fixed-income market continued to provide positive single-digit returns for the year even as short-term interest rates began to rise.


The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the markets. Investor confidence was mixed during the first half of 2004 as the markets maintained the increases from the last few months of 2003. International equity markets followed the lead of the domestic equity market during the period.


The fixed-income markets were up during the year, despite the Federal Reserve increasing short-term interest rates. Longer maturity bonds actually saw their yields decline as short-term rates increased resulting in a flattening of the interest rate yield curve. The Federal Reserve moved to tighten interest rates based on the expanding economic environment that was providing support for corporate expansion. Corporate bond prices tended to increase during the year and outperform United States Treasury bonds as the corporate bond market outlook improved.


Economic activity continued to improve during the year as business and consumer confidence remained solid. Investors were cautious throughout much of the year as they waited for confirmation from higher corporate earnings and forecasts. Investors were also waiting for the uncertainty surrounding the United States presidential election and terrorist threats to subside before increasing their stock market exposure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2040 FUND


DIRK LASCHANZKY (PRINCIPAL GLOBAL INVESTORS, LLC)

                         GROWTH OF A $10,000 INVESTMENT
                           IN ADVISORS SELECT SHARES

        70% S&P 500/
        30% Lehman                                           Morningstar
         Brothers       Standard & Poor's  Lehman Brothers    Moderate        Principal LifeTime
      Aggregate Bond       500 Stock       Aggregate Bond    Allocation           2040 Fund,
           Index             Index              Index      Category Average     Advisors Select
3/1/01     10                10                10               10                  10
10/01      9.245             8.612             10.794           9.314               9.53
10/02      8.432             7.311             11.43            8.552               8.697
10/03      9.788             8.832             11.991           9.909               10.284
10/04      10.6              9.663             12.654           10.641              11.318

        Average Annual Total Returns
        as of October 31, 2004
                    Inception          Since
        Class*        Date    1 Year  Inception
Advisors Preferred  3/1/2001    10.25%  3.58%
Advisors Select     3/1/2001    10.05%  3.43%
J                  6/15/2001    9.86%   3.50%
J**                6/15/2001    8.86%   3.50%
Institutional       3/1/2001    10.84%  4.17%
Preferred           3/1/2001    10.46%  3.90%
Select              3/1/2001    10.35%  3.74%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
Principal LifeTime 2040 Fund outperformed the blended 70% S&P 500 Index/30% Lehman Aggregate Bond Index for the year due to the overweight equity position and security-specific outperformance. For the one-year period ended October 31, 2004, the Fund returned 10.05% compared to 8.30% for the Index. Individual security selection was generally positive throughout the period. The overweight position in equities throughout the year provided mixed results, but within the equity category, smallcap and international exposure were positives for the Fund. The fixed-income portion of the Fund added overall value due to security-specific outperformance. The fixed-income market continued to provide positive single-digit returns for the year even as short-term interest rates began to rise.


The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the markets. Investor confidence was mixed during the first half of 2004 as the markets maintained the increases from the last few months of 2003. International equity markets followed the lead of the domestic equity market during the period.


The fixed-income markets were up during the year, despite the Federal Reserve increasing short-term interest rates. Longer maturity bonds actually saw their yields decline as short-term rates increased resulting in a flattening of the interest rate yield curve. The Federal Reserve moved to tighten interest rates based on the expanding economic environment that was providing support for corporate expansion. Corporate bond prices tended to increase during the year and outperform United States Treasury bonds as the corporate bond market outlook improved.


Economic activity continued to improve during the year as business and consumer confidence remained solid. Investors were cautious throughout much of the year as they waited for confirmation from higher corporate earnings and forecasts. Investors were also waiting for the uncertainty surrounding the United States presidential election and terrorist threats to subside before increasing their stock market exposure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2050 FUND


DIRK LASCHANZKY (PRINCIPAL GLOBAL INVESTORS, LLC)

                         GROWTH OF A $10,000 INVESTMENT
                           IN ADVISORS SELECT SHARES

        80% S&P 500/
        20% Lehman                                           Morningstar
        Brothers      Standard & Poor's   Lehman Brothers    Large Blend   Principal LifeTime
     Aggregate Bond       500 Stock       Aggregate Bond      Category          2050 Fund,
          Index             Index             Index            Average       Advisors Select
3/1/01    10                10                10                10               10
10/01     9.034             8.612             10.794            8.521            9.19
10/02     8.049             7.311             11.43             8.728            8.175
10/03     9.47              8.832             11.991            10.421           9.773
10/04     10.292            9.663             12.654            11.243           10.749

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  3/1/2001    10.17%  2.16%
Advisors Select     3/1/2001    9.99%   1.99%
J                  6/15/2001    9.10%   1.84%
J**                6/15/2001    8.10%   1.84%
Institutional       3/1/2001    10.77%  2.69%
Preferred           3/1/2001    10.49%  2.48%
Select              3/1/2001    10.37%  2.35%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
Principal LifeTime 2050 Fund outperformed the blended 80% S&P 500 Index/20% Lehman Aggregate Bond Index for the year due to the overweighted equity position and security-specific outperformance. For the one-year period ended October 31, 2004, the Fund returned 9.99% compared to 8.68% for the index. Individual security selection was generally positive throughout the period. The overweight position in equities throughout the year provided mixed results, but within the equity category, smallcap and international exposure were positives for the Fund. The fixed-income portion of the Fund added overall value due to security-specific outperformance. The fixed-income market continued to provide positive single-digit returns for the year even as short-term interest rates began to rise.


The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the markets. Investor confidence was mixed during the first half of 2004 as the markets maintained the increases from the last few months of 2003. International equity markets followed the lead of the domestic equity market during the period.


The fixed-income markets were up during the year, despite the Federal Reserve increasing short-term interest rates. Longer maturity bonds actually saw their yields decline as short-term rates increased resulting in a flattening of the interest rate yield curve. The Federal Reserve moved to tighten interest rates based on the expanding economic environment that was providing support for corporate expansion. Corporate bond prices tended to increase during the year and outperform United States Treasury bonds as the corporate bond market outlook improved.


Economic activity continued to improve during the year as business and consumer confidence remained solid. Investors were cautious throughout much of the year as they waited for confirmation from higher corporate earnings and forecasts. Investors were also waiting for the uncertainty surrounding the United States presidential election and terrorist threats to subside before increasing their stock market exposure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND


DIRK LASCHANZKY (PRINCIPAL GLOBAL INVESTORS, LLC)


                         GROWTH OF A $10,000 INVESTMENT
                           IN ADVISORS SELECT SHARES

        20% S&P 500/
         80% Lehman                                          Morningstar
          Brothers     Standard & Poor's   Lehman Brothers   Conservative    Principal LifeTime
      Aggregate Bond       500 Stock       Aggregate Bond     Allocation      Strategic Income
           Index             Index             Index       Category Average Fund, Advisors Select
3/1/01     10                10                10               10                 10
10/01      10.338            8.612             10.794           9.843              9.98
10/02      10.517            7.311             11.43            9.57               9.769
10/03      11.37             8.832             11.991           10.576             10.905
10/04      12.092            9.663             12.654           11.214             12.021

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*        Date    1 Year  Inception
Advisors Preferred  3/1/2001    10.24%  5.28%
Advisors Select     3/1/2001    10.23%  5.15%
J                  6/15/2001    10.04%  5.17%
J**                6/15/2001    9.04%   5.17%
Institutional       3/1/2001    10.92%  5.89%
Preferred           3/1/2001    10.64%  5.64%
Select              3/1/2001    10.44%  5.46%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
Principal LifeTime Strategic Income Fund outperformed the blended 20% S&P 500 Index/80% Lehman Aggregate Bond Index for the year due to the overweighted equity position and security-specific out-performance. For the one-year period ended October 31, 2004, the Fund returned 10.23% compared to 6.35% for the index. Individual security selection was generally positive throughout the period. The overweight position in equities throughout the year provided mixed results, but within the equity category, smallcap and international exposure were positives for the Fund. The fixed-income portion of the Fund added overall value due to security-specific outperformance. The fixed-income market continued to provide positive single-digit returns for the year even as short-term interest rates began to rise.


The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the markets. Investor confidence was mixed during the first half of 2004 as the markets maintained the increases from the last few months of 2003. International equity markets followed the lead of the domestic equity market during the period.


The fixed-income markets were up during the year, despite the Federal Reserve increasing short-term interest rates. Longer maturity bonds actually saw their yields decline as short-term rates increased resulting in a flattening of the interest rate yield curve. The Federal Reserve moved to tighten interest rates based on the expanding economic environment that was providing support for corporate expansion. Corporate bond prices tended to increase during the year and outperform United States Treasury bonds as the corporate bond market outlook improved.


Economic activity continued to improve during the year as business and consumer confidence remained solid. Investors were cautious throughout much of the year as they waited for confirmation from higher corporate earnings and forecasts. Investors were also waiting for the uncertainty surrounding the United States presidential election and terrorist threats to subside before increasing their stock market exposure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

REAL ESTATE SECURITIES FUND


KELLY D. RUSH (PRINCIPAL REAL ESTATE INVESTORS, LLC)

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                             Morningstar           Real Estate
        Morgan Stanley   Specialty-Real Estate   Securities Fund,
         REIT Index        Category Average      Advisors Select
12/6/00    10                 10                    10
10/01      11.13              10.758                10.039
10/02      11.875             8.76                  10.938
10/03      15.905             11.746                14.589
10/04      20.597             15.148                18.996

        Average Annual Total Returns
        as of October 31, 2004
                   Inception            Since
        Class*       Date      1 Year  Inception
Advisors Preferred 12/6/2000    30.40%  19.31%
Advisors Select    12/6/2000    30.21%  18.91%
J                   3/1/2001    30.09%  20.01%
J**                 3/1/2001    29.09%  20.01%
Institutional       3/1/2001    31.21%  21.23%
Preferred          12/6/2000    30.82%  19.45%
Select             12/6/2000    30.75%  19.34%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.

LOGO
The stock prices of commercial real estate owners provided exceptional returns for the 12-month period that ended October 31, 2004. The Real Estate Securities Fund outperformed the Morgan Stanley REIT Index, returning 30.21%. versus 29.50% for the index.


Extraordinary gains in real estate company stocks have reflected broader investment trends. Since the technology bubble burst late in 1999, equity investors have favored value-oriented investments featuring a meaningful level of current income. With interest rates at historic lows investors have increasingly sought alternatives for their fixed income allocations. Real estate has been a popular alternative. Investors have used low-cost debt to fund purchases and have looked past existing weak real estate conditions to bid up asset prices. To a large extent, the stock-price gains of real estate owners were the result of these trends.


The Fund's outperformance was the result of favorable stock selection. Allocation of the Fund's assets among different property types was a modest drag on returns.


Security selection involving office owners had the greatest positive impact on benchmark-relative returns. U.S. office markets have been very weak and have been slow to recover with vacancy levels near all-time highs. Across the United States there are only a select few markets displaying strength. Our strategy has been to focus on these markets and the companies that own buildings there, rather than companies with broader U.S. exposure. One successful example of this strategy has been the Fund's overweighted position in SL Green Realty, an owner of mid-town Manhattan office buildings. Comparatively, the Manhattan office market has outperformed the U.S. averages and as a result SL Green's stock price outperformed with a 12-month total return of 58.3%. In contrast, the Fund benefited from having an underweighting to Equity Office Properties, a large owner of office buildings across the United States. The company's stock returned 7.8% over the same time period.


Overweightings in the stocks of two retail property owners also helped drive strong benchmark relative returns. Developer's Diversified, which owns shopping centers typically anchored by discount retailers such as Wal-Mart, experienced strong stock price performance with a 52.4% return. Developer's Diversified has benefited from continued strong consumer buying trends, and from owning properties with popular anchor tenants. In addition, the company's earnings growth was boosted by acquisition activity.


Chelsea Property Group, which owns factory outlet centers, also experienced a strong year of performance with a total return of 44.7%. Chelsea was one of the Fund's largest overweightings and had a very favorable impact on Fund performance. The stock was already enjoying a year of strong performance when Simon Property Group agreed to acquire the company at a premium price that only further advanced returns.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SMALLCAP BLEND FUND


MUSTAFA SAGUN AND TODD SANDERS (PRINCIPAL GLOBAL INVESTORS, LLC)


                         GROWTH OF A $10,000 INVESTMENT
                           IN ADVISORS SELECT SHARES

                        Morningstar Small
        Russell 2000     Blend Category      SmallCap Blend Fund,
            Index           Average            Advisors Select
12/6/00     10               10                   10
10/01       9.729            10.399               9.486
10/02       8.604            9.472                8.743
10/03       12.334           13.056               11.937
10/04       13.781           14.82                12.921

        Average Annual Total Returns
        as of October 31, 2004
                    Inception          Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   8.53%   8.56%
Advisors Select     12/6/2000   8.24%   8.38%
J                    3/1/2001   8.26%   8.41%
J**                  3/1/2001   7.26%   8.41%
Institutional        3/1/2001   9.09%   9.38%
Preferred           12/6/2000   8.84%   8.90%
Select              12/6/2000   8.66%   8.66%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
SmallCap Blend Fund earned 8.24% for the fiscal year ended October 31, 2004, while the Fund's benchmark, the Russell 2000 Index returned 11.73%.


By far, the best-performing economic sector in the small-cap marketplace was energy. In fact, it was not uncommon at all to find stocks in this sector up more than 100% over the last year. In addition, the materials, industrials and financials sectors have also been very strong performers over the last year.


Since the Fund is managed to maintain sector neutrality relative to the Russell 2000 Index, the majority of the Fund's investment performance is attributable to selection of particular stocks. The Fund's underperformance relative to the index was primarily due to stock selection in the industrials and materials sectors. However, stock selection from within the financials, utilities and telecommunication services sectors helped to temper the underperformance. Companies such as Fremont General, Questar and Energen were identified through our investment process and were all strong contributors to the performance of the Fund.


Our investment process is focused on identifying companies with improving and sustainable business fundamentals that trade at a discount to their potential valuation and have market confirmation of these improvements. We utilize time-tested, systematic stock selection strategies to identify small-cap stocks with these characteristics. We then construct a risk-controlled Fund with these stocks to maximize the return potential of the Fund.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SMALLCAP GROWTH FUND


CHRIS GUINTHER (PRINCIPAL GLOBAL INVESTORS, LLC)


GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                        Morningstar Small
        Russell 2000     Growth Category    SmallCap Growth Fund,
        Growth Index         Average          Advisors Select
12/6/00    10                 10                 10
10/01      8.369              8.626              8.438
10/02      6.564              9.153              5.848
10/03      9.62               12.858             8.836
10/04      10.152             13.47              9.127

        Average Annual Total Returns
        as of October 31, 2004
                    Inception           Since
        Class*         Date    1 Year  Inception
Advisors Preferred  12/6/2000   3.54%   -3.22%
Advisors Select     12/6/2000   3.29%   -3.37%
J                    3/1/2001   3.16%   -3.56%
J**                  3/1/2001   2.16%   -3.56%
Institutional        3/1/2001   4.14%   -2.63%
Preferred           12/6/2000   3.90%   -2.97%
Select              12/6/2000   4.04%   -3.00%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC

Past performance is not predictive of future performance.


LOGO
For the year ending October 31, 2004, SmallCap Growth Fund returned 3.29%, underperforming the Russell 2000 Growth Index's return of 5.53%. The Fund's under-performance was primarily a result of poor performance from the beginning of the period through February, when poor-quality companies moved significantly higher and our process did not capture the market's shift quickly enough. Returns varied greatly by sector, with energy being the best performer (up over 40%) and technology being the worst (down over 10% for the year).


The equity markets moved sharply higher as evidence of an economic recovery began to unfold in late 2003. Investors pushed shares of companies that had experienced several years of slowing profit and sales growth up significantly in a short period of time. Companies in economically sensitive sectors such as energy, industrials and materials achieved the highest upward price movements. Specifically, that period witnessed a surge into companies generally thought to be lower quality, those with inferior balance sheets and less-than-stellar track records. The dramatic turnaround in these previously out-of-favor holdings drove the style higher through February, but then gains were reversed as the Federal Reserve began to increase interest rates. The Fund underperformed during the period when poor-quality companies surged, but in sticking with the Fund's philosophy, the Fund's underperformance was reversed from February through the end of the year


During the period, the sectors providing the largest positive contribution were energy, which was double-weighted for most of the year relative to the benchmark; financials, where exceptional stock selection in insurance and regional banks boosted results; and technology, which had a 6% underweighting at the industry level.


The Fund construction process continues to seek to drive excess returns primarily through stock selection, minimizing relative returns that result from other opportunities or risks that could be taken. The investment process identifies reasonably-priced companies that are exhibiting positive fundamental change and rising investor expectations. For the year ended October 31, 2004, this process continued to produce good returns in most of the economic sectors in the portfolio.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SMALLCAP S&P 600 INDEX FUND


DIRK LASCHANZKY (PRINCIPAL GLOBAL INVESTORS, LLC)


GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                              Morningstar Small   SmallCap S&P 600
        Standard & Poors       Blend Category        Index Fund,
       SmallCap 600 Index         Average          Advisors Select
12/6/00     10                     10                 10
10/01       10.441                 10.399             9.249
10/02       10.046                 9.472              8.79
10/03       13.421                 13.056             11.65
10/04       15.672                 14.82              13.453

        Average Annual Total Returns
        as of October 31, 2004
                    Inception          Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   15.75%  9.92%
Advisors Select     12/6/2000   15.48%  9.77%
J                    3/1/2001   15.31%  8.69%
J**                  3/1/2001   14.31%  8.69%
Institutional        3/1/2001   16.41%  9.77%
Preferred           12/6/2000   16.03%  10.22%
Select              12/6/2000   15.94%  10.10%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
SmallCap S&P 600 Stock Index Fund underperformed the S&P 600 Index for the year, primarily due to the Fund's operating expenses. For the one-year period ended October 31, 2004, the Fund returned 15.48% compared to 16.77% for the index. The Fund seeks investment performance that corresponds to the results of the S&P 600 Index less Fund operating expenses. Within the Fund, the percentage exposure to the companies is closely aligned to the stocks within the index. The Fund maintains positions in the underlying securities and uses other replicating securities for short-term investments and liquidity.


The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the markets. Investor confidence was mixed during the first half of 2004 as the markets maintained the increases from the last few months of 2003.


Economic activity continued to improve during the year as business and consumer confidence remained solid. Investors were cautious throughout much of the year as they waited for confirmation from higher corporate earnings and forecasts. Investors were also waiting for the uncertainty surrounding the U.S. presidential election and terrorist threats to subside before increasing their stock market exposure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SMALLCAP VALUE FUND


THOMAS MORABITO (PRINCIPAL GLOBAL INVESTORS, LLC)


GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                              Morningstar Small    SmallCap S&P 600
        Standard & Poors       Blend Category         Index Fund,
       SmallCap 600 Index          Average          Advisors Select
12/6/00    10                       10                 10
10/01      10.441                   10.399             9.249
10/02      10.046                   9.472              8.79
10/03      13.421                   13.056             11.65
10/04      15.672                   14.82              13.453

        Average Annual Total Returns
        as of October 31, 2004
                    Inception          Since
        Class*        Date    1 Year  Inception
Advisors Preferred  12/6/2000   15.75%  9.92%
Advisors Select     12/6/2000   15.48%  9.77%
J                    3/1/2001   15.31%  8.69%
J**                  3/1/2001   14.31%  8.69%
Institutional        3/1/2001   16.41%  9.77%
Preferred           12/6/2000   16.03%  10.22%
Select              12/6/2000   15.94%  10.10%

*    The Fund does not collect a front-end sales charge.
**   Reflects a 1% CDSC.

Past performance is not predictive of future performance.


LOGO
During the fiscal year ended October 31, 2004, the SmallCap Value Fund returned 12.96%, trailing the Russell 2000 Value Index, which gained 17.99%.


As the fiscal year began, the Fund was positioned to take advantage of continued economic growth, with more emphasis placed on the smallest stocks within our investment universe. This strategy had served us well during the prior fiscal year, and we expected the trend to continue. As the expansion grew older, however, investors began to worry about the sustainability of the earnings growth that the markets had experienced. As the rate of growth slowed, investors shunned the smallest stocks, instead moving toward the relative safety of the largest stocks within the small-cap universe. This trend began shortly after the beginning of the fiscal year and carried on into the spring. During this period, the Fund lagged the index by a dramatic margin, accounting for the bulk of our underperformance during the fiscal year.


As the year progressed, the Fund was positioned for the economic soft patch that was well documented during the summer months. We also held overweighted positions in energy stocks, as oil and natural gas prices continued to trend higher throughout the year. Unfortunately, our overweighted position in technology stocks, a carryover from the 2003 success, hurt the Fund this year, particularly during July.


Much of the Fund's underperformance can be traced back to individual stocks that failed to meet their expectations for earnings. One example of this is Valueclick, which announced a second quarter earnings shortfall, missing its quarterly earnings estimate by 1 cent. As a result, the stock fell nearly 30% in a single day. We sold the stock after a brief rally but managed to lock in the bulk of this loss. The Fund was also held back by our exposure to the property and casualty insurance segment. We stuck with the group as Hurricane Charley hit Central Florida, as it appeared the damages would be less than feared and pricing power would likely continue to expand. Unfortunately, we failed to predict the record hurricane season. While the companies we owned experienced only minor, quite manageable losses as a result of the hurricane, the industry overall was heavily impacted and all of the stocks reacted negatively.


Within the technology sector, our investments centered on the theme of consumer adoption of digital cameras and high definition televisions. While these markets continued to grow, manufacturers were hurt by rising inventories and increased global supply. Silicon Storage, Integrated Silicon Solutions and Applied Films all participate in these markets. All failed to live up to their lofty expectations, and all have been sold from the portfolio.


In contrast, our holdings in the transportation, energy, and utilities sector all posted solid returns relative to the index.


The Fund seeks to provide long-term capital appreciation by investing primarily in U.S.-based companies with a total market capitalization below $1.5 billion.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

IMPORTANT NOTES


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged index composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an unmanaged index composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY REIT INDEX is an unmanaged index comprised of the most actively-traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of long-term bond mutual funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.

S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

FUNDNAMEFOOTER                                                  portfolio

MANAGERS' COMMENTS                                                    51
www.principal.com

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.

                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004), unless otherwise noted.


ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 may apply to IRA accounts within Class J shares. Advisors Preferred, Advisors Select, Preferred and Select classes of shares may be purchased through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                             EXPENSES PAID
                           BEGINNING         ENDING          DURING PERIOD
                         ACCOUNT VALUE   ACCOUNT VALUE        MAY 1, 2004         ANNUALIZED
                          MAY 1, 2004   OCTOBER 31, 2004  TO OCTOBER 31, 2004*   EXPENSE RATIO
                         -------------  ----------------  --------------------  ---------------
 BASED ON ACTUAL RETURN
 Bond &  Mortgage
 Securities Fund
   Advisors Preferred      $1,000.00       $1,038.60             $ 5.74              1.12%
   Advisors Select          1,000.00        1,038.70               6.66              1.30
   Class J                  1,000.00        1,037.90               6.92              1.35
   Institutional            1,000.00        1,041,30               2.82              0.55
   Preferred                1,000.00        1,040.10               4.15              0.81
   Select                   1,000.00        1,040.00               4.77              0.93
 Capital Preservation
 Fund
   Advisors Preferred       1,000.00        1,010.30               5.41              1.07
   Advisors Select          1,000.00        1,009.40               6.26              1.24
   Class J                  1,000.00        1,009.80               5.96              1.18
   Institutional            1,000.00        1,013.20               2.53              0.50
   Preferred                1,000.00        1,011.90               3.79              0.75
   Select                   1,000.00        1,011.30               4.45              0.88






 Government Securities
 Fund
   Advisors Preferred      $1,000.00       $1,028.90             $ 4.95              0.97%
   Advisors Select          1,000.00        1,028.00               5.86              1.15
   Class J                  1,000.00        1,027.90               5.56              1.09
   Institutional            1,000.00        1,031.70               2.04              0.40
   Preferred                1,000.00        1,030.40               3.37              0.66
   Select                   1,000.00        1,029.80               3.98              0.78
 High Quality Intermediate-Term Bond
 Fund
   Advisors Preferred       1,000.00        1,036.30               4.97              0.97
   Advisors Select          1,000.00        1,035.40               5.88              1.15
   Class J                  1,000.00        1,035.90               6.29              1.23
   Institutional            1,000.00        1,038.90               2.05              0.40
   Preferred                1,000.00        1,038.80               3.38              0.66
   Select                   1,000.00        1,037.30               3.99              0.78
 High Quality Long-Term
 Bond Fund
   Advisors Preferred       1,000.00        1,045.20               4.99              0.97
   Advisors Select          1,000.00        1,045.20               5.91              1.15
   Class J                  1,000.00        1,044.30               6.32              1.23
   Institutional            1,000.00        1,048.00               2.06              0.40
   Preferred                1,000.00        1,047.80               3.40              0.66
   Select                   1,000.00        1,047.10               4.01              0.78
 High Quality
 Short-Term Bond Fund
   Advisors Preferred       1,000.00        1,010.30               4.90              0.97
   Advisors Select          1,000.00        1,008.50               5.81              1.15
   Class J                  1,000.00        1,009.90               5.71              1.13
   Institutional            1,000.00        1,013.30               2.02              0.40
   Preferred                1,000.00        1,012.00               3.34              0.66
   Select                   1,000.00        1,010.40               3.94              0.78
 International Emerging
 Markets Fund
   Advisors Preferred       1,000.00        1,097.50              10.12              1.92
   Advisors Select          1,000.00        1,096.90              11.07              2.10
   Class J                  1,000.00        1,094.80              12.43              2.36
   Institutional            1,000.00        1,100.90               7.13              1.35
   Preferred                1,000.00        1,099.30               8.50              1.61
   Select                   1,000.00        1,099.30               9.13              1.73
 International Fund I
   Advisors Preferred       1,000.00        1,062.80               7.62              1.47
   Advisors Select          1,000.00        1,060.80               8.55              1.65
   Class J                  1,000.00        1,060.60               9.12              1.76
   Institutional            1,000.00        1,065.10               4.67              0.90
   Preferred                1,000.00        1,062.70               6.01              1.16
   Select                   1,000.00        1,063.10               6.64              1.28
 International Fund II
   Advisors Preferred       1,000.00        1,076.20               8.19              1.57
   Advisors Select          1,000.00        1,076.00               9.13              1.75
   Class J                  1,000.00        1,074.50              10.06              1.93
   Institutional            1,000.00        1,079.30               5.23              1.00
   Preferred                1,000.00        1,078.60               6.58              1.26
   Select                   1,000.00        1,078.70               7.21              1.38




 LargeCap Blend Fund I
   Advisors Preferred      $1,000.00       $1,037.00             $ 5.99              1.17%
   Advisors Select          1,000.00        1,035.40               6.91              1.35
   Institutional            1,000.00        1,039.30               3.08              0.60
   Preferred                1,000.00        1,038.60               4.41              0.86
   Select                   1,000.00        1,037.80               5.02              0.98
 LargeCap Growth Fund
   Advisors Preferred       1,000.00          996.90               5.62              1.12
   Advisors Select          1,000.00          996.70               6.52              1.30
   Class J                  1,000.00          994.90               7.07              1.41
   Institutional            1,000.00        1,000.00               2.77              0.55
   Preferred                1,000.00        1,000.00               4.07              0.81
   Select                   1,000.00          998.40               4.67              0.93
 LargeCap S&P 500 Index
 Fund
   Advisors Preferred       1,000.00        1,025.90               3.67              0.72
   Advisors Select          1,000.00        1,024.80               4.58              0.90
   Class J                  1,000.00        1,023.80               4.32              0.85
   Institutional            1,000.00        1,028.50               0.76              0.15
   Preferred                1,000.00        1,027.00               2.09              0.41
   Select                   1,000.00        1,025.90               2.70              0.53
 LargeCap Value Fund
   Advisors Preferred       1,000.00        1,032.00               5.21              1.02
   Advisors Select          1,000.00        1,030.90               6.13              1.20
   Class J                  1,000.00        1,031.10               6.54              1.28
   Institutional            1,000.00        1,033.90               2.30              0.45
   Preferred                1,000.00        1,032.90               3.63              0.71
   Select                   1,000.00        1,032.00               4.24              0.83
 MidCap Blend Fund
   Advisors Preferred       1,000.00        1,050.80               6.29              1.22
   Advisors Select          1,000.00        1,050.20               7.21              1.40
   Class J                  1,000.00        1,050.60               7.47              1.45
   Institutional            1,000.00        1,054.20               3.36              0.65
   Preferred                1,000.00        1,052.40               4.69              0.91
   Select                   1,000.00        1,051.90               5.31              1.03
 MidCap Growth Fund
   Advisors Preferred       1,000.00        1,009.10               6.16              1.22
   Advisors Select          1,000.00        1,007.40               7.06              1.40
   Class J                  1,000.00        1,005.80               7.76              1.54
   Institutional            1,000.00        1,011.30               3.29              0.65
   Preferred                1,000.00        1,010.80               4.60              0.91
   Select                   1,000.00        1,009.10               5.20              1.03
 MidCap S&P 400 Index
 Fund
   Advisors Preferred       1,000.00        1,034.40               3.68              0.72
   Advisors Select          1,000.00        1,033.50               4.60              0.90
   Class J                  1,000.00        1,033.40               4.80              0.94
   Institutional            1,000.00        1,037.50               0.77              0.15
   Preferred                1,000.00        1,036.10               2.10              0.41
   Select                   1,000.00        1,035.20               2.71              0.53





 MidCap Value Fund
   Advisors Preferred      $1,000.00       $1,067.80             $ 6.34              1.22%
   Advisors Select          1,000.00        1,066.70               7.27              1.40
   Class J                  1,000.00        1,066.40               7.38              1.42
   Institutional            1,000.00        1,070.40               3.38              0.65
   Preferred                1,000.00        1,069.70               4.73              0.91
   Select                   1,000.00        1,068.30               5.35              1.03
 Money Market Fund
   Advisors Preferred       1,000.00        1,002.10               4.88              0.97
   Advisors Select          1,000.00        1,001.30               5.79              1.15
   Class J                  1,000.00        1,000.80               6.24              1.24
   Institutional            1,000.00        1,005.00               2.02              0.40
   Preferred                1,000.00        1,003.70               3.32              0.66
   Select                   1,000.00        1,003.20               3.93              0.78
 Partners International
 Fund
   Institutional            1,000.00        1,062.40               5.70              1.10
 Partners LargeCap
 Blend Fund
   Advisors Preferred       1,000.00        1,028.50               6.73              1.32
   Advisors Select          1,000.00        1,027.60               7.65              1.50
   Class J                  1,000.00        1,027.90               7.60              1.49
   Institutional            1,000.00        1,031.50               3.83              0.75
   Preferred                1,000.00        1,030.60               5.16              1.01
   Select                   1,000.00        1,029.40               5.76              1.13
 Partners LargeCap
 Blend Fund I
   Advisors Preferred       1,000.00        1,018.40               5.18              1.02
   Advisors Select          1,000.00        1,017.10               6.08              1.20
   Class J                  1,000.00        1,015.90               6.13              1.21
   Institutional            1,000.00        1,021.20               2.29              0.45
   Preferred                1,000.00        1,019.70               3.60              0.71
   Select                   1,000.00        1,018.40               4.21              0.83
 Partners LargeCap
 Growth Fund
   Advisors Preferred       1,000.00          974.20               7.79              1.57
   Advisors Select          1,000.00          974.20               8.68              1.75
   Class J                  1,000.00          974.10               8.68              1.75
   Institutional            1,000.00          977.70               4.97              1.00
   Preferred                1,000.00          976.00               6.26              1.26
   Select                   1,000.00          976.00               6.85              1.38
 Partners LargeCap
 Growth Fund I
   Advisors Preferred       1,000.00        1,011.20               6.67              1.32
   Advisors Select          1,000.00        1,010.00               7.58              1.50
   Class J                  1,000.00        1,008.80               8.63              1.71
   Institutional            1,000.00        1,013.90               3.80              0.75
   Preferred                1,000.00        1,012.60               5.11              1.01
   Select                   1,000.00        1,011.30               5.71              1.13
 Partners LargeCap
 Growth Fund II
   Advisors Preferred       1,000.00        1,031.30               8.02              1.57
   Advisors Select          1,000.00        1,031.50               8.94              1.75
   Class J                  1,000.00        1,030.70               8.83              1.73
   Institutional            1,000.00        1,034.70               5.11              1.00
   Preferred                1,000.00        1,033.70               6.44              1.26
   Select                   1,000.00        1,032.40               7.05              1.38


 Partners LargeCap
 Value Fund
   Advisors Preferred      $1,000.00       $1,045.30             $ 7.04              1.37%
   Advisors Select          1,000.00        1,044.80               7.97              1.55
   Class J                  1,000.00        1,044.00               8.17              1.59
   Institutional            1,000.00        1,048.00               4.12              0.80
   Preferred                1,000.00        1,047.10               5.45              1.06
   Select                   1,000.00        1,046.40               6.07              1.18
 Partners MidCap Growth
 Fund
   Advisors Preferred       1,000.00        1,026.80               8.00              1.57
   Advisors Select          1,000.00        1,024.60               8.91              1.75
   Class J                  1,000.00        1,024.20               9.77              1.92
   Institutional            1,000.00        1,029.00               5.10              1.00
   Preferred                1,000.00        1,028.20               6.42              1.26
   Select                   1,000.00        1,027.00               7.03              1.38
 Partners MidCap Growth
 Fund I
   Institutional            1,000.00        1,020.00               5.08              1.00
 Partners MidCap Value
 Fund
   Advisors Preferred       1,000.00        1,060.50               8.13              1.57
   Advisors Select          1,000.00        1,059.30               9.06              1.75
   Class J                  1,000.00        1,058.20               9.93              1.92
   Institutional            1,000.00        1,063.40               5.19              1.00
   Preferred                1,000.00        1,062.20               6.53              1.26
   Select                   1,000.00        1,061.70               7.15              1.38
 Partners MidCap Value
 Fund I
   Institutional            1,000.00        1,103.00               5.29              1.00
 Partners SmallCap
 Blend Fund
   Advisors Preferred       1,000.00        1,074.80               8.19              1.57
   Advisors Select          1,000.00        1,073.60               9.12              1.75
   Institutional            1,000.00        1,077.90               5.22              1.00
   Preferred                1,000.00        1,075.90               6.57              1.26
   Select                   1,000.00        1,076.10               7.20              1.38
 Partners SmallCap
 Growth Fund I
   Advisors Preferred       1,000.00        1,035.30               8.54              1.67
   Advisors Select          1,000.00        1,035.60               9.47              1.85
   Class J                  1,000.00        1,033.90              10.38              2.03
   Institutional            1,000.00        1,038.70               5.64              1.10
   Preferred                1,000.00        1,037.50               6.97              1.36
   Select                   1,000.00        1,036.40               7.58              1.48
 Partners SmallCap
 Growth Fund II
   Advisors Preferred       1,000.00        1,050.30               8.09              1.57
   Advisors Select          1,000.00        1,049.70               9.02              1.75
   Class J                  1,000.00        1,047.23              10.55              2.05
   Institutional            1,000.00        1,053.50               5.16              1.00
   Preferred                1,000.00        1,051.20               6.50              1.26
   Select                   1,000.00        1,051.50               7.12              1.38
 Partners SmallCap
 Value Fund
   Advisors Preferred       1,000.00        1,036.60               8.04              1.57
   Advisors Select          1,000.00        1,034.70               8.95              1.75
   Class J                  1,000.00        1,033.40               9.97              1.95
   Institutional            1,000.00        1,038.70               5.12              1.00
   Preferred                1,000.00        1,037.60               6.45              1.26
   Select                   1,000.00        1,037.10               7.07              1.38

 Partners SmallCap
 Value Fund I
   Advisors Preferred      $1,000.00       $1,085.00             $ 8.23              1.57%
   Advisors Select          1,000.00        1,083.80               9.17              1.75
   Institutional            1,000.00        1,088.70               5.25              1.00
   Preferred                1,000.00        1,086.70               6.61              1.26
   Select                   1,000.00        1,086.80               7.24              1.38
 Preferred Securities
 Fund
   Class J                  1,000.00        1,039.70               8.20              1.60
   Institutional            1,000.00        1,044.20               3.20              0.75
 Principal LifeTime
 2010 Fund
   Advisors Preferred       1,000.00        1,061.50               3.59              0.69
   Advisors Select          1,000.00        1,060.60               4.52              0.87
   Class J                  1,000.00        1,061.40               3.89              0.75
   Institutional            1,000.00        1,065.10               0.64              0.12
   Preferred                1,000.00        1,063.40               1.98              0.38
   Select                   1,000.00        1,062.40               2.61              0.50
 Principal LifeTime
 2020 Fund
   Advisors Preferred       1,000.00        1,057.20               3.58              0.69
   Advisors Select          1,000.00        1,056.30               4.51              0.87
   Class J                  1,000.00        1,057.10               3.93              0.76
   Institutional            1,000.00        1,060.00               0.63              0.12
   Preferred                1,000.00        1,058.10               1.98              0.38
   Select                   1,000.00        1,057.20               2.60              0.50
 Principal LifeTime
 2030 Fund
   Advisors Preferred       1,000.00        1,053.70               3.57              0.69
   Advisors Select          1,000.00        1,052.90               4.50              0.87
   Class J                  1,000.00        1,052.70               4.23              0.82
   Institutional            1,000.00        1,056.80               0.63              0.12
   Preferred                1,000.00        1,055.70               1.98              0.38
   Select                   1,000.00        1,054.70               2.60              0.50
 Principal LifeTime
 2040 Fund
   Advisors Preferred       1,000.00        1,048.00               3.56              0.69
   Advisors Select          1,000.00        1,047.00               4.49              0.87
   Class J                  1,000.00        1,047.00               4.43              0.86
   Institutional            1,000.00        1,050.80               0.63              0.12
   Preferred                1,000.00        1,048.90               1.97              0.38
   Select                   1,000.00        1,049.00               2.59              0.50
 Principal LifeTime
 2050 Fund
   Advisors Preferred       1,000.00        1,043.10               3.54              0.69
   Advisors Select          1,000.00        1,041.10               4.46              0.87
   Class J                  1,000.00        1,037.40               8.55              1.67
   Institutional            1,000.00        1,045.10               0.63              0.12
   Preferred                1,000.00        1,044.10               1.97              0.38
   Select                   1,000.00        1,044.10               2.58              0.50
 Principal LifeTime
 Strategic Income Fund
   Advisors Preferred       1,000.00        1,065.70               3.60              0.69
   Advisors Select          1,000.00        1,064.70               4.53              0.87
   Class J                  1,000.00        1,065.60               4.00              0.77
   Institutional            1,000.00        1,069.30               0.64              0.12
   Preferred                1,000.00        1,067.40               1.99              0.38
   Select                   1,000.00        1,066.60               2.61              0.50


 Real Estate Securities
 Fund
   Advisors Preferred      $1,000.00       $1,264.70             $ 8.08              1.42%
   Advisors Select          1,000.00        1,263.00               9.10              1.60
   Class J                  1,000.00        1,263.30               9.33              1.64
   Institutional            1,000.00        1,268.20               4.85              0.85
   Preferred                1,000.00        1,266.30               6.32              1.11
   Select                   1,000.00        1,266.30               7.01              1.23
 SmallCap Blend Fund
   Advisors Preferred       1,000.00        1,056.70               6.82              1.32
   Advisors Select          1,000.00        1,055.40               7.75              1.50
   Class J                  1,000.00        1,055.00               8.01              1.55
   Institutional            1,000.00        1,058.90               3.88              0.75
   Preferred                1,000.00        1,057.60               5.22              1.01
   Select                   1,000.00        1,057.30               5.84              1.13
 SmallCap Growth Fund
   Advisors Preferred       1,000.00        1,034.10               6.75              1.32
   Advisors Select          1,000.00        1,032.90               7.67              1.50
   Class J                  1,000.00        1,033.00               8.38              1.64
   Institutional            1,000.00        1,037.30               3.84              0.75
   Preferred                1,000.00        1,036.30               5.17              1.01
   Select                   1,000.00        1,037.70               5.79              1.13
 SmallCap S&P 600 Index
 Fund
   Advisors Preferred       1,000.00        1,071.70               3.75              0.72
   Advisors Select          1,000.00        1,070.60               4.68              0.90
   Class J                  1,000.00        1,070.60               5.10              0.98
   Institutional            1,000.00        1,075.20               0.78              0.15
   Preferred                1,000.00        1,073.70               2.14              0.41
   Select                   1,000.00        1,073.00               2.76              0.53
 SmallCap Value Fund
   Advisors Preferred       1,000.00        1,078.50               6.90              1.32
   Advisors Select          1,000.00        1,077.40               7.83              1.50
   Class J                  1,000.00        1,076.60               8.40              1.61
   Institutional            1,000.00        1,081.40               3.92              0.75
   Preferred                1,000.00        1,080.10               5.28              1.01
   Select                   1,000.00        1,079.60               5.91              1.13

 BASED ON ASSUMED 5%
 RETURN
 Bond & Mortgage
 Securities Fund
   Advisors Preferred       1,000.00         1019.44               5.70              1.12
   Advisors Select          1,000.00         1018.52               6.62              1.30
   Class J                  1,000.00         1018.26               6.87              1.35
   Institutional            1,000.00         1022.34               2.80              0.55
   Preferred                1,000.00         1021.01               4.12              0.81
   Select                   1,000.00         1020.40               4.73              0.93
 Capital Preservation
 Fund
   Advisors Preferred       1,000.00         1019.69               5.45              1.07
   Advisors Select          1,000.00         1018.82               6.31              1.24
   Class J                  1,000.00         1019.13               6.01              1.18
   Institutional            1,000.00         1022.59               2.55              0.50
   Preferred                1,000.00         1021.32               3.82              0.75
   Select                   1,000.00         1020.66               4.48              0.88


 Government Securities
 Fund
   Advisors Preferred      $1,000.00       $1,020.20             $ 4.94              0.97%
   Advisors Select          1,000.00        1,019.28               5.85              1.15
   Class J                  1,000.00        1,019.59               5.55              1.09
   Institutional            1,000.00        1,023.10               2.04              0.40
   Preferred                1,000.00        1,021.78               3.36              0.66
   Select                   1,000.00        1,021.17               3.97              0.78
 High Quality
 Intermediate-Term Bond
 Fund
   Advisors Preferred       1,000.00        1,020.20               4.94              0.97
   Advisors Select          1,000.00        1,019.28               5.85              1.15
   Class J                  1,000.00        1,018.88               6.26              1.23
   Institutional            1,000.00        1,023.10               2.04              0.40
   Preferred                1,000.00        1,021.78               3.36              0.66
   Select                   1,000.00        1,021.17               3.97              0.78
 High Quality Long-Term
 Bond Fund
   Advisors Preferred       1,000.00        1,020.20               4.94              0.97
   Advisors Select          1,000.00        1,019.28               5.85              1.15
   Class J                  1,000.00        1,018.88               6.26              1.23
   Institutional            1,000.00        1,023.10               2.04              0.40
   Preferred                1,000.00        1,021.78               3.36              0.66
   Select                   1,000.00        1,021.17               3.97              0.78
 High Quality
 Short-Term Bond Fund
   Advisors Preferred       1,000.00        1,020.20               4.94              0.97
   Advisors Select          1,000.00        1,019.28               5.85              1.15
   Class J                  1,000.00        1,019.38               5.75              1.13
   Institutional            1,000.00        1,023.10               2.04              0.40
   Preferred                1,000.00        1,021.78               3.36              0.66
   Select                   1,000.00        1,021.17               3.97              0.78
 International Emerging
 Markets Fund
   Advisors Preferred       1,000.00        1,015.36               9.77              1.92
   Advisors Select          1,000.00        1,014.45              10.69              2.10
   Class J                  1,000.00        1,013.12              12.01              2.36
   Institutional            1,000.00        1,018.26               6.87              1.35
   Preferred                1,000.00        1,016.94               8.20              1.61
   Select                   1,000.00        1,016.33               8.81              1.73
 International Fund I
   Advisors Preferred       1,000.00        1,017.65               7.48              1.47
   Advisors Select          1,000.00        1,016.74               8.40              1.65
   Class J                  1,000.00        1,016.18               8.96              1.76
   Institutional            1,000.00        1,020.56               4.58              0.90
   Preferred                1,000.00        1,019.23               5.90              1.16
   Select                   1,000.00        1,018.62               6.52              1.28
 International Fund II
   Advisors Preferred       1,000.00        1,017.14               7.99              1.57
   Advisors Select          1,000.00        1,016.23               8.91              1.75
   Class J                  1,000.00        1,015.31               9.82              1.93
   Institutional            1,000.00        1,020.05               5.09              1.00
   Preferred                1,000.00        1,018.72               6.41              1.26
   Select                   1,000.00        1,018.11               7.02              1.38




 LargeCap Blend Fund I
   Advisors Preferred      $1,000.00       $1,019.18             $ 5.96              1.17%
   Advisors Select          1,000.00        1,018.26               6.87              1.35
   Institutional            1,000.00        1,022.08               3.05              0.60
   Preferred                1,000.00        1,020.76               4.38              0.86
   Select                   1,000.00        1,020.15               4.99              0.98
 LargeCap Growth Fund
   Advisors Preferred       1,000.00        1,019.44               5.70              1.12
   Advisors Select          1,000.00        1,018.52               6.62              1.30
   Class J                  1,000.00        1,017.96               7.18              1.41
   Institutional            1,000.00        1,022.34               2.80              0.55
   Preferred                1,000.00        1,021.01               4.12              0.81
   Select                   1,000.00        1,020.40               4.73              0.93
 LargeCap S&P 500 Index
 Fund
   Advisors Preferred       1,000.00        1,021.47               3.67              0.72
   Advisors Select          1,000.00        1,020.56               4.58              0.90
   Class J                  1,000.00        1,020.81               4.33              0.85
   Institutional            1,000.00        1,024.37               0.76              0.15
   Preferred                1,000.00        1,023.05               2.09              0.41
   Select                   1,000.00        1,022.44               2.70              0.53
 LargeCap Value Fund
   Advisors Preferred       1,000.00        1,019.94               5.19              1.02
   Advisors Select          1,000.00        1,019.03               6.11              1.20
   Class J                  1,000.00        1,018.62               6.52              1.28
   Institutional            1,000.00        1,022.85               2.29              0.45
   Preferred                1,000.00        1,021.52               3.61              0.71
   Select                   1,000.00        1,020.91               4.23              0.83
 MidCap Blend Fund
   Advisors Preferred       1,000.00        1,018.93               6.21              1.22
   Advisors Select          1,000.00        1,018.01               7.13              1.40
   Class J                  1,000.00        1,017.76               7.38              1.45
   Institutional            1,000.00        1,021.83               3.31              0.65
   Preferred                1,000.00        1,020.50               4.63              0.91
   Select                   1,000.00        1,019.89               5.24              1.03
 MidCap Growth Fund
   Advisors Preferred       1,000.00        1,018.93               6.21              1.22
   Advisors Select          1,000.00        1,018.01               7.13              1.40
   Class J                  1,000.00        1,017.30               7.84              1.54
   Institutional            1,000.00        1,021.83               3.31              0.65
   Preferred                1,000.00        1,020.50               4.63              0.91
   Select                   1,000.00        1,019.89               5.24              1.03
 MidCap S&P 400 Index
 Fund
   Advisors Preferred       1,000.00        1,021.47               3.67              0.72
   Advisors Select          1,000.00        1,020.56               4.58              0.90
   Class J                  1,000.00        1,020.35               4.79              0.94
   Institutional            1,000.00        1,024.37               0.76              0.15
   Preferred                1,000.00        1,023.05               2.09              0.41
   Select                   1,000.00        1,022.44               2.70              0.53





 MidCap Value Fund
   Advisors Preferred      $1,000.00       $1,018.93             $ 6.21              1.22%
   Advisors Select          1,000.00        1,018.01               7.13              1.40
   Class J                  1,000.00        1,017.91               7.23              1.42
   Institutional            1,000.00        1,021.83               3.31              0.65
   Preferred                1,000.00        1,020.50               4.63              0.91
   Select                   1,000.00        1,019.89               5.24              1.03
 Money Market Fund
   Advisors Preferred       1,000.00        1,020.20               4.94              0.97
   Advisors Select          1,000.00        1,019.28               5.85              1.15
   Class J                  1,000.00        1,018.82               6.31              1.24
   Institutional            1,000.00        1,023.10               2.04              0.40
   Preferred                1,000.00        1,021.78               3.36              0.66
   Select                   1,000.00        1,021.17               3.97              0.78
 Partners International
 Fund
   Institutional            1,000.00        1,019.54               5.60              1.10
 Partners LargeCap
 Blend Fund
   Advisors Preferred       1,000.00        1,018.42               6.72              1.32
   Advisors Select          1,000.00        1,017.50               7.64              1.50
   Class J                  1,000.00        1,017.55               7.58              1.49
   Institutional            1,000.00        1,021.32               3.82              0.75
   Preferred                1,000.00        1,020.00               5.14              1.01
   Select                   1,000.00        1,019.38               5.75              1.13
 Partners LargeCap
 Blend Fund I
   Advisors Preferred       1,000.00        1,019.94               5.19              1.02
   Advisors Select          1,000.00        1,019.03               6.11              1.20
   Class J                  1,000.00        1,018.98               6.16              1.21
   Institutional            1,000.00        1,022.85               2.29              0.45
   Preferred                1,000.00        1,021.52               3.61              0.71
   Select                   1,000.00        1,020.91               4.23              0.83
 Partners LargeCap
 Growth Fund
   Advisors Preferred       1,000.00        1,017.14               7.99              1.57
   Advisors Select          1,000.00        1,016.23               8.91              1.75
   Class J                  1,000.00        1,016.23               8.91              1.75
   Institutional            1,000.00        1,020.05               5.09              1.00
   Preferred                1,000.00        1,018.72               6.41              1.26
   Select                   1,000.00        1,018.11               7.02              1.38
 Partners LargeCap
 Growth Fund I
   Advisors Preferred       1,000.00        1,018.42               6.72              1.32
   Advisors Select          1,000.00        1,017.50               7.64              1.50
   Class J                  1,000.00        1,016.43               8.70              1.71
   Institutional            1,000.00        1,021.32               3.82              0.75
   Preferred                1,000.00        1,020.00               5.14              1.01
   Select                   1,000.00        1,019.38               5.75              1.13
 Partners LargeCap
 Growth Fund II
   Advisors Preferred       1,000.00        1,017.14               7.99              1.57
   Advisors Select          1,000.00        1,016.23               8.91              1.75
   Class J                  1,000.00        1,016.33               8.81              1.73
   Institutional            1,000.00        1,020.05               5.09              1.00
   Preferred                1,000.00        1,018.72               6.41              1.26
   Select                   1,000.00        1,018.11               7.02              1.38


 Partners LargeCap
 Value Fund
   Advisors Preferred      $1,000.00       $1,018.16             $ 6.97              1.37%
   Advisors Select          1,000.00        1,017.25               7.89              1.55
   Class J                  1,000.00        1,017.04               8.09              1.59
   Institutional            1,000.00        1,021.06               4.07              0.80
   Preferred                1,000.00        1,019.74               5.40              1.06
   Select                   1,000.00        1,019.13               6.01              1.18
 Partners MidCap Growth
 Fund
   Advisors Preferred       1,000.00        1,017.14               7.99              1.57
   Advisors Select          1,000.00        1,016.23               8.91              1.75
   Class J                  1,000.00        1,015.36               9.77              1.92
   Institutional            1,000.00        1,020.05               5.09              1.00
   Preferred                1,000.00        1,018.72               6.41              1.26
   Select                   1,000.00        1,018.11               7.02              1.38
 Partners MidCap Growth
 Fund I
   Institutional            1,000.00        1,020.05               5.09              1.00
 Partners MidCap Value
 Fund
   Advisors Preferred       1,000.00        1,017.14               7.99              1.57
   Advisors Select          1,000.00        1,016.23               8.91              1.75
   Class J                  1,000.00        1,015.36               9.77              1.92
   Institutional            1,000.00        1,020.05               5.09              1.00
   Preferred                1,000.00        1,018.72               6.41              1.26
   Select                   1,000.00        1,018.11               7.02              1.38
 Partners MidCap Value
 Fund I
   Institutional            1,000.00        1,020.05               5.09              1.00
 Partners SmallCap
 Blend Fund
   Advisors Preferred       1,000.00        1,017.14               7.99              1.57
   Advisors Select          1,000.00        1,016.23               8.91              1.75
   Institutional            1,000.00        1,020.05               5.09              1.00
   Preferred                1,000.00        1,018.72               6.41              1.26
   Select                   1,000.00        1,018.11               7.02              1.38
 Partners SmallCap
 Growth Fund I
   Advisors Preferred       1,000.00        1,016.64               8.50              1.67
   Advisors Select          1,000.00        1,015.72               9.42              1.85
   Class J                  1,000.00        1,014.80              10.33              2.03
   Institutional            1,000.00        1,019.54               5.60              1.10
   Preferred                1,000.00        1,018.21               6.92              1.36
   Select                   1,000.00        1,017.60               7.53              1.48
 Partners SmallCap
 Growth Fund II
   Advisors Preferred       1,000.00        1,017.14               7.99              1.57
   Advisors Select          1,000.00        1,016.23               8.91              1.75
   Class J                  1,000.00        1,014.70              10.44              2.05
   Institutional            1,000.00        1,020.05               5.09              1.00
   Preferred                1,000.00        1,018.72               6.41              1.26
   Select                   1,000.00        1,018.11               7.02              1.38
 Partners SmallCap
 Value Fund
   Advisors Preferred       1,000.00        1,017.14               7.99              1.57
   Advisors Select          1,000.00        1,016.23               8.91              1.75
   Class J                  1,000.00        1,015.21               9.93              1.95
   Institutional            1,000.00        1,020.05               5.09              1.00
   Preferred                1,000.00        1,018.72               6.41              1.26
   Select                   1,000.00        1,018.11               7.02              1.38

 Partners SmallCap
 Value Fund I
   Advisors Preferred      $1,000.00       $1,017.14             $ 7.99              1.57%
   Advisors Select          1,000.00        1,016.23               8.91              1.75
   Institutional            1,000.00        1,020.05               5.09              1.00
   Preferred                1,000.00        1,018.72               6.41              1.26
   Select                   1,000.00        1,018.11               7.02              1.38
 Preferred Securities
 Fund
   Class J                  1,000.00        1,016.99               8.14              1.60
   Institutional            1,000.00        1,017.73               3.17              0.75
 Principal LifeTime
 2010 Fund
   Advisors Preferred       1,000.00        1,021.61               3.53              0.69
   Advisors Select          1,000.00        1,020.70               4.44              0.87
   Class J                  1,000.00        1,021.32               3.82              0.75
   Institutional            1,000.00        1,024.51               0.62              0.12
   Preferred                1,000.00        1,023.19               1.95              0.38
   Select                   1,000.00        1,022.58               2.56              0.50
 Principal LifeTime
 2020 Fund
   Advisors Preferred       1,000.00        1,021.61               3.53              0.69
   Advisors Select          1,000.00        1,020.70               4.44              0.87
   Class J                  1,000.00        1,021.27               3.87              0.76
   Institutional            1,000.00        1,024.51               0.62              0.12
   Preferred                1,000.00        1,023.19               1.95              0.38
   Select                   1,000.00        1,022.58               2.56              0.50
 Principal LifeTime
 2030 Fund
   Advisors Preferred       1,000.00        1,021.61               3.53              0.69
   Advisors Select          1,000.00        1,020.70               4.44              0.87
   Class J                  1,000.00        1,020.96               4.17              0.82
   Institutional            1,000.00        1,024.51               0.62              0.12
   Preferred                1,000.00        1,023.19               1.95              0.38
   Select                   1,000.00        1,022.58               2.56              0.50
 Principal LifeTime
 2040 Fund
   Advisors Preferred       1,000.00        1,021.61               3.53              0.69
   Advisors Select          1,000.00        1,020.70               4.44              0.87
   Class J                  1,000.00        1,020.76               4.38              0.86
   Institutional            1,000.00        1,024.51               0.62              0.12
   Preferred                1,000.00        1,023.19               1.95              0.38
   Select                   1,000.00        1,022.58               2.56              0.50
 Principal LifeTime
 2050 Fund
   Advisors Preferred       1,000.00        1,021.62               3.51              0.69
   Advisors Select          1,000.00        1,020.71               4.43              0.87
   Class J                  1,000.00        1,016.64               8.50              1.67
   Institutional            1,000.00        1,024.51               0.62              0.12
   Preferred                1,000.00        1,023.19               1.95              0.38
   Select                   1,000.00        1,022.58               2.56              0.50
 Principal LifeTime
 Strategic Income Fund
   Advisors Preferred       1,000.00        1,021.61               3.53              0.69
   Advisors Select          1,000.00        1,020.70               4.44              0.87
   Class J                  1,000.00        1,021.22               3.92              0.77
   Institutional            1,000.00        1,024.51               0.62              0.12
   Preferred                1,000.00        1,023.19               1.95              0.38
   Select                   1,000.00        1,022.58               2.56              0.50


 Real Estate Securities
 Fund
   Advisors Preferred      $1,000.00       $1,017.91             $ 7.23              1.42%
   Advisors Select          1,000.00        1,016.99               8.14              1.60
   Class J                  1,000.00        1,016.79               8.35              1.64
   Institutional            1,000.00        1,020.81               4.33              0.85
   Preferred                1,000.00        1,019.49               5.65              1.11
   Select                   1,000.00        1,018.88               6.26              1.23
 SmallCap Blend Fund
   Advisors Preferred       1,000.00        1,018.42               6.72              1.32
   Advisors Select          1,000.00        1,017.50               7.64              1.50
   Class J                  1,000.00        1,017.25               7.89              1.55
   Institutional            1,000.00        1,021.32               3.82              0.75
   Preferred                1,000.00        1,020.00               5.14              1.01
   Select                   1,000.00        1,019.38               5.75              1.13
 SmallCap Growth Fund
   Advisors Preferred       1,000.00        1,018.42               6.72              1.32
   Advisors Select          1,000.00        1,017.50               7.64              1.50
   Class J                  1,000.00        1,016.79               8.35              1.64
   Institutional            1,000.00        1,021.32               3.82              0.75
   Preferred                1,000.00        1,020.00               5.14              1.01
   Select                   1,000.00        1,019.38               5.75              1.13
 SmallCap S&P 600 Index
 Fund
   Advisors Preferred       1,000.00        1,021.47               3.67              0.72
   Advisors Select          1,000.00        1,020.56               4.58              0.90
   Class J                  1,000.00        1,020.15               4.99              0.98
   Institutional            1,000.00        1,024.37               0.76              0.15
   Preferred                1,000.00        1,023.05               2.09              0.41
   Select                   1,000.00        1,022.44               2.70              0.53
 SmallCap Value Fund
   Advisors Preferred       1,000.00        1,018.42               6.72              1.32
   Advisors Select          1,000.00        1,017.50               7.64              1.50
   Class J                  1,000.00        1,016.94               8.20              1.61
   Institutional            1,000.00        1,021.32               3.82              0.75
   Preferred                1,000.00        1,020.00               5.14              1.01
   Select                   1,000.00        1,019.38               5.75              1.13



                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.

                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
*Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                              EXPENSES PAID
                           BEGINNING         ENDING           DURING PERIOD
                         ACCOUNT VALUE   ACCOUNT VALUE        JUNE 1, 2004         ANNUALIZED
                         JUNE 1, 2004   OCTOBER 31, 2004  TO OCTOBER 31, 2004**   EXPENSE RATIO
                         -------------  ----------------  ---------------------  ---------------
 BASED ON ACTUAL RETURN
 Partners International
 Fund
   Advisors Preferred      $1,000.00       $1,051.30              $7.16               1.67%
   Advisors Select          1,000.00        1,050.30               7.93               1.85
   Preferred                1,000.00        1,052.20               5.83               1.36
   Select                   1,000.00        1,052.20               6.35               1.48



 Partners LargeCap
 Value Fund I
   Advisors Preferred      $1,000.00       $1,051.00              $5.87               1.37%
   Advisors Select          1,000.00        1,050.00               6.64               1.55
   Institutional            1,000.00        1,053.00               3.43               0.80
   Preferred                1,000.00        1,052.00               4.55               1.06
   Select                   1,000.00        1,052.00               5.06               1.18
 Partners MidCap Growth
 Fund I
   Advisors Preferred       1,000.00          992.20               6.54               1.57
   Advisors Select          1,000.00          991.20               7.28               1.75
   Preferred                1,000.00          993.20               5.25               1.26
   Select                   1,000.00          993.20               5.75               1.38
 Partners MidCap Value
 Fund I
   Advisors Preferred       1,000.00        1,079.30               6.82               1.57
   Advisors Select          1,000.00        1,079.30               7.61               1.75
   Preferred                1,000.00        1,081.20               5.48               1.26
   Select                   1,000.00        1,080.30               6.00               1.38
 Partners SmallCap
 Growth Fund III
   Advisors Preferred       1,000.00          959.00               6.84               1.67
   Advisors Select          1,000.00          959.00               7.58               1.85
   Institutional            1,000.00          962.00               4.51               1.10
   Preferred                1,000.00          961.00               5.57               1.36
   Select                   1,000.00          960.00               6.06               1.48
 Partners SmallCap
 Value Fund II
   Advisors Preferred       1,000.00        1,033.00               6.67               1.57
   Advisors Select          1,000.00        1,032.00               7.43               1.75
   Institutional            1,000.00        1,035.00               4.25               1.00
   Preferred                1,000.00        1,034.00               5.36               1.26
   Select                   1,000.00        1,034.00               5.87               1.38
 Preferred Securities
 Fund
   Advisors Preferred       1,000.00        1,047.20               5.65               1.32
   Advisors Select          1,000.00        1,046.30               6.42               1.50
   Preferred                1,000.00        1,048.10               4.32               1.01
   Select                   1,000.00        1,048.10               5.82               1.13

 BASED ON ASSUMED 5%
 RETURN
 Partners International
 Fund
   Advisors Preferred       1,000.00        1,013.85               7.05               1.67
   Advisors Select          1,000.00        1,013.09               7.81               1.85
   Preferred                1,000.00        1,015.16               5.74               1.36
   Select                   1,000.00        1,014.65               6.25               1.48
 Partners LargeCap
 Value Fund I
   Advisors Preferred       1,000.00        1,015.11               5.79               1.37
   Advisors Select          1,000.00        1,014.35               6.55               1.55
   Institutional            1,000.00        1,017.52               3.38               0.80
   Preferred                1,000.00        1,016.42               4.48               1.06
   Select                   1,000.00        1,015.92               4.98               1.18
 Partners MidCap Growth
 Fund I
   Advisors Preferred       1,000.00        1,014.27               6.63               1.57
   Advisors Select          1,000.00        1,013.51               7.39               1.75
   Preferred                1,000.00        1,015.58               5.32               1.26
   Select                   1,000.00        1,015.07               5.83               1.38


 Partners MidCap Value
 Fund I
   Advisors Preferred      $1,000.00       $1,014.27              $6.63               1.57%
   Advisors Select          1,000.00        1,013.51               7.39               1.75
   Preferred                1,000.00        1,015.58               5.32               1.26
   Select                   1,000.00        1,015.07               5.83               1.38
 Partners SmallCap
 Growth Fund III
   Advisors Preferred       1,000.00        1,013.85               7.05               1.67
   Advisors Select          1,000.00        1,013.09               7.81               1.85
   Institutional            1,000.00        1,016.26               4.65               1.10
   Preferred                1,000.00        1,015.16               5.74               1.36
   Select                   1,000.00        1,014.65               6.25               1.48
 Partners SmallCap
 Value Fund II
   Advisors Preferred       1,000.00        1,014.27               6.63               1.57
   Advisors Select          1,000.00        1,013.51               7.39               1.75
   Institutional            1,000.00        1,016.68               4.22               1.00
   Preferred                1,000.00        1,015.58               5.32               1.26
   Select                   1,000.00        1,015.07               5.83               1.38
 Preferred Securities
 Fund
   Advisors Preferred       1,000.00        1,015.32               5.58               1.32
   Advisors Select          1,000.00        1,014.57               6.34               1.50
   Preferred                1,000.00        1,016.64               4.27               1.01
   Select                   1,000.00        1,019.38               5.75               1.13



                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.

                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
**Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 153/366 (to reflect the period since inception).

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                               BOND & MORTGAGE    CAPITAL
                                 SECURITIES     PRESERVATION     GOVERNMENT
                                    FUND            FUND       SECURITIES FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................   $746,792,111    $ 79,416,090    $137,869,916
                                ============    ============    ============
ASSETS
Investment in securities--at
 value.......................   $755,829,429    $ 79,416,090    $138,696,274
Cash.........................      2,255,366           1,508         868,873
Receivables:
 Capital Shares sold.........      2,009,173              --         109,060
 Dividends and interest......      6,071,274          78,862         514,606
 Investment securities sold..      2,126,641         179,242          23,544
 Unrealized gain on swap
  agreements.................        111,922              --              --
                                ------------    ------------    ------------
                 Total Assets    768,403,805      79,675,702     140,212,357
LIABILITIES
Accrued management and
 investment advisory fees....         66,904           6,097           9,108
Accrued administrative
 service fees................          2,964           1,021             497
Accrued distribution fees....         18,384           5,747          10,245
Accrued service fees.........          3,708           1,209             625
Accrued transfer and
 administrative fees.........         67,807          18,214          51,060
Accrued other expenses.......         19,585           9,845          13,401
Payables:
 Capital Shares reacquired...             46         875,338          34,166
 Investment securities
  purchased..................     82,662,185              --      20,846,625
 Reverse repurchase
  agreements.................     45,838,394              --              --
                                ------------    ------------    ------------
            Total Liabilities    128,679,977         917,471      20,965,727
                                ------------    ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........   $639,723,828    $ 78,758,231    $119,246,630
                                ============    ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............   $629,086,367    $ 78,758,231    $119,521,309
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................      1,032,801              --          47,822
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........        455,420              --      (1,148,859)
Net unrealized appreciation
 (depreciation) of
 investments.................      9,149,240              --         826,358
                                ------------    ------------    ------------
             Total Net Assets   $639,723,828    $ 78,758,231    $119,246,630
                                ============    ============    ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............    258,000,000     505,000,000     225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets......................   $ 28,547,207    $ 20,513,258    $  2,979,374
  Shares issued and
 outstanding.................      2,628,019      20,513,258         288,431
  Net asset value per share..   $      10.86    $       1.00    $      10.33
                                ============    ============    ============

Advisors Select: Net Assets..   $ 31,801,128    $  8,760,466    $  6,095,759
  Shares issued and
 outstanding.................      2,934,881       8,760,466         590,247
  Net asset value per share..   $      10.84    $       1.00    $      10.33
                                ============    ============    ============

Class J: Net Assets..........   $159,801,323    $ 43,379,960    $101,936,674
  Shares issued and
 outstanding.................     14,603,315      43,379,960       9,800,360
  Net asset value per share
 /(a)/ ......................   $      10.94    $       1.00    $      10.40
                                ============    ============    ============

Institutional: Net Assets....   $373,879,935    $  1,968,215    $     10,119
  Shares issued and
 outstanding.................     34,288,456       1,968,215             976
  Net asset value per share..   $      10.90    $       1.00    $      10.37
                                ============    ============    ============

Preferred: Net Assets........   $ 43,419,981    $  2,334,518    $  7,084,334
  Shares issued and
 outstanding.................      3,993,860       2,334,518         684,413
  Net asset value per share..   $      10.87    $       1.00    $      10.35
                                ============    ============    ============

Select: Net Assets...........   $  2,274,254    $  1,801,814    $  1,140,370
  Shares issued and
 outstanding.................        206,902       1,801,814         110,187
  Net asset value per share..   $      10.99    $       1.00    $      10.35
                                ============    ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                 HIGH QUALITY     HIGH QUALITY   HIGH QUALITY
                               INTERMEDIATE-TERM   LONG-TERM      SHORT-TERM
                                   BOND FUND       BOND FUND       BOND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................    $ 81,772,082     $ 14,054,898   $ 51,781,529
                                 ============     ============   ============
ASSETS
Investment in securities--at
 value.......................    $ 82,746,293     $ 14,808,361   $ 51,815,540
Cash.........................          11,725           11,003         20,873
Receivables:
 Capital Shares sold.........         532,048           15,483         22,490
 Dividends and interest......         571,166          137,288        448,583
 Investment securities sold..         314,310               --             --
 Unrealized gain on swap
  agreements.................          17,588            5,135             --
                                 ------------     ------------   ------------
                 Total Assets      84,193,130       14,977,270     52,307,486
LIABILITIES
Accrued management and
 investment advisory fees....           5,394            1,141          3,953
Accrued administrative
 service fees................           1,325              149            144
Accrued distribution fees....           3,867            1,136          4,377
Accrued service fees.........           1,567              189            189
Accrued transfer and
 administrative fees.........          11,705            7,290         17,645
Accrued other expenses.......           5,495            3,468          7,155
Payables:
 Capital Shares reacquired...              --           30,373             66
 Investment securities
  purchased..................       7,030,181               --        523,600
 Reverse repurchase
  agreements.................       6,024,697               --             --
                                 ------------     ------------   ------------
            Total Liabilities      13,084,231           43,746        557,129
                                 ------------     ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........    $ 71,108,899     $ 14,933,524   $ 51,750,357
                                 ============     ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............    $ 69,560,888     $ 13,989,983   $ 51,722,032
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................         127,659           32,355         44,212
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........         428,553          152,588        (49,898)
Net unrealized appreciation
 (depreciation) of
 investments.................         991,799          758,598         34,011
                                 ------------     ------------   ------------
             Total Net Assets    $ 71,108,899     $ 14,933,524   $ 51,750,357
                                 ============     ============   ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............     225,000,000      225,000,000    225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets......................    $ 35,407,408     $    189,515   $    959,506
  Shares issued and
 outstanding.................       3,333,014           17,708         93,320
  Net asset value per share..    $      10.62     $      10.70   $      10.28
                                 ============     ============   ============

Advisors Select: Net Assets..    $  1,920,837     $  2,702,892   $     88,757
  Shares issued and
 outstanding.................         181,037          252,391          8,700
  Net asset value per share..    $      10.61     $      10.71   $      10.20
                                 ============     ============   ============

Class J: Net Assets..........    $ 21,840,761     $ 10,166,503   $ 45,293,791
  Shares issued and
 outstanding.................       2,045,255          936,421      4,423,841
  Net asset value per share
 /(a)/ ......................    $      10.68     $      10.86   $      10.24
                                 ============     ============   ============

Institutional: Net Assets....    $     10,395     $     10,553   $      9,996
  Shares issued and
 outstanding.................             971              965            977
  Net asset value per share..    $      10.71     $      10.94   $      10.23
                                 ============     ============   ============

Preferred: Net Assets........    $ 11,917,593     $  1,739,719   $  5,387,114
  Shares issued and
 outstanding.................       1,120,166          162,623        527,077
  Net asset value per share..    $      10.64     $      10.70   $      10.22
                                 ============     ============   ============

Select: Net Assets...........    $     11,905     $    124,344   $     11,193
  Shares issued and
 outstanding.................           1,121           11,613          1,104
  Net asset value per share..    $      10.62     $      10.71   $      10.14
                                 ============     ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                              INTERNATIONAL
                                EMERGING     INTERNATIONAL     INTERNATIONAL
                              MARKETS FUND      FUND I            FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ......................  $ 31,670,456   $ 95,988,689     $359,032,044
                              ============   ============     ============
FOREIGN CURRENCY--AT COST ..  $    497,789   $    114,016     $         --
                              ============   ============     ============
ASSETS
Investment in securities--at
 value......................  $ 35,730,678   $105,105,412     $402,522,574/(b)/
Foreign currency--at value..       499,573        114,347               --
Cash........................       129,365         24,022               --
Receivables:
 Capital Shares sold........        75,506         94,851        1,368,288
 Dividends and interest.....        56,768        155,129          760,163
 Investment securities sold.       475,788        317,639               --
                              ------------   ------------     ------------
                Total Assets    36,967,678    105,811,400      404,651,025
LIABILITIES
Accrued management and
 investment advisory fees...         9,183         17,864           73,343
Accrued administrative
 service fees...............           280            693              380
Accrued distribution fees...         2,713          6,745            2,428
Accrued service fees........           343            859              461
Accrued transfer and
 administrative fees........        15,422         32,362           10,300
Accrued other expenses......         4,848         10,214            4,624
Cash overdraft..............            --             --           31,498
Payables:
 Investment securities
  purchased.................       891,901      1,251,291               --
Collateral obligation on
 securities loaned, at value            --             --       18,189,424
                              ------------   ------------     ------------
           Total Liabilities       924,690      1,320,028       18,312,458
                              ------------   ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.........  $ 36,042,988   $104,491,372     $386,338,567
                              ============   ============     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional paid-in-capital.  $ 29,404,704   $ 95,342,363     $304,619,006
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)...........            --        466,782        3,978,253
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).......     2,577,150       (442,902)      34,229,404
Net unrealized appreciation
 (depreciation) of
 investments................     4,060,222      9,116,723       43,490,530
Net unrealized appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies.................           912          8,406           21,374
                              ------------   ------------     ------------
            Total Net Assets  $ 36,042,988   $104,491,372     $386,338,567
                              ============   ============     ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized...........   225,000,000    465,000,000      225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets.....................  $  3,142,557   $  8,156,551     $  5,300,867
  Shares issued and
 outstanding................       208,213        876,205          514,011
  Net asset value per share.  $      15.09   $       9.31     $      10.31
                              ============   ============     ============

Advisors Select: Net Assets.  $  1,928,447   $  5,572,585     $  4,858,823
  Shares issued and
 outstanding................       128,165        602,167          490,346
  Net asset value per share.  $      15.05   $       9.25     $       9.91
                              ============   ============     ============

Class J: Net Assets.........  $ 25,631,162   $ 63,380,482     $ 20,013,341
  Shares issued and
 outstanding................     1,719,930      6,837,443        2,011,976
  Net asset value per share
 /(a)/ .....................  $      14.90   $       9.27     $       9.95
                              ============   ============     ============

Institutional: Net Assets...  $     14,646   $ 15,830,592     $354,089,627
  Shares issued and
 outstanding................           966      1,698,991       35,155,710
  Net asset value per share.  $      15.16   $       9.32     $      10.07
                              ============   ============     ============

Preferred: Net Assets.......  $  3,430,030   $ 10,120,430     $  1,847,735
  Shares issued and
 outstanding................       226,056      1,085,412          184,359
  Net asset value per share.  $      15.17   $       9.32     $      10.02
                              ============   ============     ============

Select: Net Assets..........  $  1,896,146   $  1,430,732     $    228,174
  Shares issued and
 outstanding................       125,109        151,769           22,810
  Net asset value per share.  $      15.16   $       9.43     $      10.00
                              ============   ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(b) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                                                   LARGECAP
                                     LARGECAP      LARGECAP      S&P 500 INDEX
                                   BLEND FUND I   GROWTH FUND        FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated
 securities--at cost.............  $         --  $         --    $    490,837
Investment in securities--at cost   242,096,087   132,914,801     488,596,162
                                   ------------  ------------    ------------
TOTAL INVESTMENTS--AT COST ......  $242,096,087  $132,914,801    $489,086,999
                                   ============  ============    ============
ASSETS
Investment in affiliated
 securities--at value............  $         --  $         --    $    560,472
Investment in securities--at
 value...........................   247,236,853   140,532,811     518,733,704
Cash.............................         9,751        10,131         100,480
Receivables:
 Capital Shares sold.............       587,026       243,873       1,482,859
 Dividends and interest..........       117,836        45,147         686,967
 Investment securities sold......       433,594            --         225,955
 Variation margin on futures
  contracts......................         3,270            --          43,875
                                   ------------  ------------    ------------
                     Total Assets   248,388,330   140,831,962     521,834,312
LIABILITIES
Accrued management and investment
 advisory fees...................        28,156        14,587          14,723
Accrued administrative service
 fees............................             1            66           7,236
Accrued distribution fees........             1         1,529          30,585
Accrued service fees.............             1            87           9,006
Accrued transfer and
 administrative fees.............            --        11,521          94,846
Accrued other expenses...........            --         4,068          21,471
Payables:
 Capital Shares reacquired.......            --            --         231,143
 Investment securities purchased.       343,433       124,834         326,720
                                   ------------  ------------    ------------
                Total Liabilities       371,592       156,692         735,730
                                   ------------  ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $248,016,738  $140,675,270    $521,098,582
                                   ============  ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $241,480,005  $136,426,105    $454,205,405
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........       198,078       194,686       5,673,190
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................     1,119,941    (3,563,531)     30,852,795
Net unrealized appreciation
 (depreciation) of investments...     5,218,714     7,618,010      30,367,192
                                   ------------  ------------    ------------
                 Total Net Assets  $248,016,738  $140,675,270    $521,098,582
                                   ============  ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   200,000,000   330,000,000     278,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $      9,230  $    512,899    $ 91,854,400
  Shares issued and outstanding..           716        80,885      10,559,987
  Net asset value per share......  $      12.89  $       6.34    $       8.70
                                   ============  ============    ============

Advisors Select: Net Assets......  $     10,042  $     71,871    $ 50,013,468
  Shares issued and outstanding..           780        11,801       5,755,211
  Net asset value per share......  $      12.87  $       6.09    $       8.69
                                   ============  ============    ============

Class J: Net Assets..............           N/A  $ 15,897,448    $247,010,310
  Shares issued and outstanding..                   2,696,917      28,646,150
  Net asset value per share /(a)/                $       5.89    $       8.62
                                                 ============    ============

Institutional: Net Assets........  $247,978,493  $121,840,399    $     10,203
  Shares issued and outstanding..    19,149,187    19,998,536           1,177
  Net asset value per share......  $      12.95  $       6.09    $       8.67
                                   ============  ============    ============

Preferred: Net Assets............  $      9,539  $  2,299,446    $122,210,003
  Shares issued and outstanding..           738       372,320      13,960,517
  Net asset value per share......  $      12.93  $       6.18    $       8.75
                                   ============  ============    ============

Select: Net Assets...............  $      9,434  $     53,207    $ 10,000,198
  Shares issued and outstanding..           731         8,482       1,147,016
  Net asset value per share......  $      12.91  $       6.27    $       8.72
                                   ============  ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                      LARGECAP       MIDCAP         MIDCAP
                                     VALUE FUND    BLEND FUND     GROWTH FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST   $115,728,918  $ 77,229,274   $ 20,525,301
                                    ============  ============   ============
ASSETS
Investment in securities--at value  $122,034,946  $ 86,143,063   $ 21,592,364
Cash..............................        32,699        10,562         10,064
Receivables:
 Capital Shares sold..............       166,460       118,855             70
 Dividends and interest...........       122,757        41,826          4,176
 Investment securities sold.......     1,237,387       378,513        383,628
                                    ------------  ------------   ------------
                      Total Assets   123,594,249    86,692,819     21,990,302
LIABILITIES
Accrued management and investment
 advisory fees....................        10,394        10,527          2,651
Accrued administrative service
 fees.............................           156           266             30
Accrued distribution fees.........         1,858         7,306          1,440
Accrued service fees..............           201           334             37
Accrued transfer and
 administrative fees..............        11,440        32,173         10,896
Accrued other expenses............         4,039         9,399          6,070
Payables:
 Capital Shares reacquired........            --        59,576          2,305
 Investment securities purchased..     1,320,749       363,756        366,882
                                    ------------  ------------   ------------
                 Total Liabilities     1,348,837       483,337        390,311
                                    ------------  ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............  $122,245,412  $ 86,209,482   $ 21,599,991
                                    ============  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................  $110,297,761  $ 70,761,975   $ 23,849,842
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........     1,110,714       154,609             --
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................     4,530,909     6,379,109     (3,316,914)
Net unrealized appreciation
 (depreciation) of investments....     6,306,028     8,913,789      1,067,063
                                    ------------  ------------   ------------
                  Total Net Assets  $122,245,412  $ 86,209,482   $ 21,599,991
                                    ============  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................   225,000,000   225,000,000    225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets....  $    911,485  $  3,083,909   $     46,428
  Shares issued and outstanding...        85,603       239,052          8,410
  Net asset value per share.......  $      10.65  $      12.90   $       5.52
                                    ============  ============   ============

Advisors Select: Net Assets.......  $  1,387,526  $    934,491   $    688,725
  Shares issued and outstanding...       130,030        72,719        125,750
  Net asset value per share.......  $      10.67  $      12.85   $       5.48
                                    ============  ============   ============

Class J: Net Assets...............  $ 18,334,328  $ 75,489,811   $ 14,823,808
  Shares issued and outstanding...     1,728,575     5,922,441      2,866,412
  Net asset value per share /(a)/   $      10.61  $      12.75   $       5.17
                                    ============  ============   ============

Institutional: Net Assets.........  $ 97,880,620  $     11,375   $  5,936,759
  Shares issued and outstanding...     9,169,377           882      1,104,657
  Net asset value per share.......  $      10.67  $      12.90   $       5.37
                                    ============  ============   ============

Preferred: Net Assets.............  $  3,716,277  $  5,514,296   $     79,924
  Shares issued and outstanding...       347,510       426,843         14,305
  Net asset value per share.......  $      10.69  $      12.92   $       5.59
                                    ============  ============   ============

Select: Net Assets................  $     15,176  $  1,175,600   $     24,347
  Shares issued and outstanding...         1,426        90,153          4,381
  Net asset value per share.......  $      10.64  $      13.04   $       5.56
                                    ============  ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                        MIDCAP                       MONEY
                                       S&P 400        MIDCAP         MARKET
                                      INDEX FUND    VALUE FUND        FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .  $ 52,019,696  $ 75,862,307   $224,105,649
                                     ============  ============   ============
ASSETS
Investment in securities--at value.  $ 58,681,980  $ 81,402,229   $224,105,649
Cash...............................            --        19,912          7,145
Receivables:
 Capital Shares sold...............     1,001,029        24,003             --
 Dividends and interest............        31,872        40,249         50,593
 Expense reimbursement from Manager            --            --          1,426
 Investment securities sold........            --       128,929             --
 Variation margin on futures
  contracts........................         3,450            --             --
                                     ------------  ------------   ------------
                       Total Assets    59,718,331    81,615,322    224,164,813
LIABILITIES
Accrued management and investment
 advisory fees.....................         1,658         9,835         16,857
Accrued administrative service fees         1,006            56            894
Accrued distribution fees..........         2,719         7,384         13,518
Accrued service fees...............         1,280            63          1,124
Accrued transfer and administrative
 fees..............................        11,468        34,836         95,576
Accrued other expenses.............         4,047        10,980         35,356
Cash overdraft.....................       340,274            --             --
Payables:
 Capital Shares reacquired.........        24,975         9,351      5,283,676
 Investment securities purchased...            --     1,389,498             --
                                     ------------  ------------   ------------
                  Total Liabilities       387,427     1,462,003      5,447,001
                                     ------------  ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES................  $ 59,330,904  $ 80,153,319   $218,717,812
                                     ============  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...................  $ 51,133,340  $ 69,389,663   $218,717,812
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...........       173,673        17,441             --
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).......................     1,342,257     5,206,293             --
Net unrealized appreciation
 (depreciation) of investments.....     6,681,634     5,539,922             --
                                     ------------  ------------   ------------
                   Total Net Assets  $ 59,330,904  $ 80,153,319   $218,717,812
                                     ============  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized..................   225,000,000   225,000,000    765,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.....  $  6,196,802  $  1,587,062   $  7,413,337
  Shares issued and outstanding....       514,706       122,857      7,413,337
  Net asset value per share........  $      12.04  $      12.92   $      1.000
                                     ============  ============   ============

Advisors Select: Net Assets........  $  9,549,094  $    154,721   $  6,393,823
  Shares issued and outstanding....       794,374        11,939      6,393,823
  Net asset value per share........  $      12.02  $      12.96   $      1.000
                                     ============  ============   ============

Class J: Net Assets................  $ 19,931,883  $ 77,354,475   $132,550,498
  Shares issued and outstanding....     1,693,436     6,022,142    132,550,498
  Net asset value per share /(a)/ .  $      11.77  $      12.85   $      1.000
                                     ============  ============   ============

Institutional: Net Assets..........  $     11,803  $    805,977   $ 56,277,419
  Shares issued and outstanding....           992        62,380     56,277,419
  Net asset value per share........  $      11.90  $      12.92   $      1.000
                                     ============  ============   ============

Preferred: Net Assets..............  $ 21,076,409  $    206,011   $ 14,598,771
  Shares issued and outstanding....     1,745,869        15,988     14,598,771
  Net asset value per share........  $      12.07  $      12.89   $      1.000
                                     ============  ============   ============

Select: Net Assets.................  $  2,564,913  $     45,073   $  1,483,964
  Shares issued and outstanding....       212,900         3,513      1,483,964
  Net asset value per share........  $      12.05  $      12.83   $      1.000
                                     ============  ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                     PARTNERS       PARTNERS       PARTNERS
                                   INTERNATIONAL    LARGECAP       LARGECAP
                                       FUND        BLEND FUND    BLEND FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST  $170,991,335   $556,425,167   $ 28,978,962
                                   ============   ============   ============
FOREIGN CURRENCY--AT COST .......  $  2,237,230   $         --   $         --
                                   ============   ============   ============
ASSETS
Investment in securities--at
 value...........................  $183,703,333   $582,151,087   $ 31,197,018
Foreign currency--at value.......     2,286,644             --             --
Cash.............................     8,978,965      7,716,631        456,747
Receivables:
 Capital Shares sold.............     1,033,213        299,442         51,119
 Dividends and interest..........       248,582        544,468         30,980
 Foreign currency contracts......       267,002             --             --
 Investment securities sold......       913,689      3,839,058             --
 Variation margin on futures
  contracts......................            --          9,450             --
                                   ------------   ------------   ------------
                     Total Assets   197,431,428    594,560,136     31,735,864
LIABILITIES
Accrued management and investment
 advisory fees...................        40,779         84,019          2,690
Accrued administrative service
 fees............................            51          2,318            185
Accrued distribution fees........            74          6,516          2,575
Accrued service fees.............            63          2,888            231
Accrued transfer and
 administrative fees.............            --         14,816          9,946
Accrued other expenses...........            --          7,060          3,312
Payables:
 Capital Shares reacquired.......            --         16,516         40,236
 Investment securities purchased.     1,894,982      1,254,221         15,743
                                   ------------   ------------   ------------
                Total Liabilities     1,935,949      1,388,354         74,918
                                   ------------   ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $195,495,479   $593,171,782   $ 31,660,946
                                   ============   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $180,459,235   $531,589,364   $ 30,989,191
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........       491,927      2,953,047         83,259
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................     1,558,455     32,859,376     (1,632,137)
Net unrealized appreciation
 (depreciation) of investments...    12,660,464     25,769,995      2,220,633
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in
 foreign currencies..............       325,398             --             --
                                   ------------   ------------   ------------
                 Total Net Assets  $195,495,479   $593,171,782   $ 31,660,946
                                   ============   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   280,000,000    290,000,000    225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $     89,203   $ 23,025,673   $  1,325,282
  Shares issued and outstanding..         8,209      2,279,337        170,876
  Net asset value per share......  $      10.87   $      10.10   $       7.76
                                   ============   ============   ============

Advisors Select: Net Assets......  $  1,714,981   $ 22,390,274   $  2,271,966
  Shares issued and outstanding..       157,890      2,224,860        293,604
  Net asset value per share......  $      10.86   $      10.06   $       7.74
                                   ============   ============   ============

Class J: Net Assets..............           N/A   $ 43,662,259   $ 25,188,745
  Shares issued and outstanding..                    4,386,721      3,282,334
  Net asset value per share /(a)/                 $       9.95   $       7.67
                                                  ============   ============

Institutional: Net Assets........  $193,488,578   $464,034,476   $      8,583
  Shares issued and outstanding..    17,765,169     45,741,745          1,112
  Net asset value per share......  $      10.89   $      10.14   $       7.72
                                   ============   ============   ============

Preferred: Net Assets............  $     11,950   $ 34,283,220   $  2,518,552
  Shares issued and outstanding..         1,098      3,389,896        323,853
  Net asset value per share......  $      10.88   $      10.11   $       7.78
                                   ============   ============   ============

Select: Net Assets...............  $    190,767   $  5,775,880   $    347,818
  Shares issued and outstanding..        17,541        569,540         44,823
  Net asset value per share......  $      10.88   $      10.14   $       7.76
                                   ============   ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                               PARTNERS         PARTNERS          PARTNERS
                            LARGECAP GROWTH  LARGECAP GROWTH   LARGECAP GROWTH
                                 FUND            FUND I            FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST......   $ 11,270,983     $670,845,809      $197,921,103
                             ============     ============      ============
ASSETS
Investment in
 securities--at value.....   $ 11,441,507     $715,282,925      $206,280,765
Cash......................      1,974,888        9,325,662         3,858,914
Receivables:
 Capital Shares sold......            838        1,050,300           822,772
 Dividends and interest...          6,775          216,396            85,589
 Foreign currency
  contracts...............             --               --            23,504
 Investment securities
  sold....................             --          712,646         2,058,877
 Variation margin on
  futures contracts.......            675               --                --
                             ------------     ------------      ------------
              Total Assets     13,424,683      726,587,929       213,130,421
LIABILITIES
Accrued management and
 investment advisory fees.          2,525          102,673            39,470
Accrued administrative
 service fees.............             90            2,331               839
Accrued distribution fees.            650            4,385             1,506
Accrued service fees......            112            2,863             1,058
Accrued transfer and
 administrative fees......          3,338           13,478             6,048
Accrued other expenses....          5,290            5,597             3,139
Payables:
 Capital Shares reacquired             --           93,247            29,565
 Investment securities
  purchased...............             --               --         3,174,834
                             ------------     ------------      ------------
         Total Liabilities         12,005          224,574         3,256,459
                             ------------     ------------      ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.......   $ 13,412,678     $726,363,355      $209,873,962
                             ============     ============      ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital..........   $ 12,455,778     $688,314,817      $198,443,243
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss).........             --          321,996           (20,569)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).....        782,183       (6,710,574)        3,068,122
Net unrealized
 appreciation
 (depreciation) of
 investments..............        174,717       44,437,116         8,359,662
Net unrealized
 appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies...............             --               --            23,504
                             ------------     ------------      ------------
          Total Net Assets   $ 13,412,678     $726,363,355      $209,873,962
                             ============     ============      ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized.........    390,000,000      390,000,000       310,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets...................   $    144,005     $ 31,356,283      $  6,532,593
  Shares issued and
 outstanding..............         12,282        4,323,034           861,480
  Net asset value per
 share....................   $      11.72     $       7.25      $       7.58
                             ============     ============      ============

Advisors Select: Net
 Assets...................   $  2,250,894     $ 20,799,850      $  7,581,713
  Shares issued and
 outstanding..............        192,521        2,932,911         1,005,970
  Net asset value per
 share....................   $      11.69     $       7.09      $       7.54
                             ============     ============      ============

Class J: Net Assets.......   $  5,450,655     $ 17,673,346      $  7,722,794
  Shares issued and
 outstanding..............        467,769        2,556,988         1,046,146
  Net asset value per
 share /(a)/..............   $      11.65     $       6.91      $       7.38
                             ============     ============      ============

Institutional: Net Assets.   $  5,331,556     $625,707,294      $170,809,114
  Shares issued and
 outstanding..............        450,000       85,920,794        22,011,552
  Net asset value per
 share....................   $      11.85     $       7.28      $       7.76
                             ============     ============      ============

Preferred: Net Assets.....   $    117,914     $ 26,762,804      $ 15,287,632
  Shares issued and
 outstanding..............         10,000        3,692,625         1,993,113
  Net asset value per
 share....................   $      11.79     $       7.25      $       7.67
                             ============     ============      ============

Select: Net Assets........   $    117,654     $  4,063,778      $  1,940,116
  Shares issued and
 outstanding..............         10,000          564,830           253,906
  Net asset value per
 share....................   $      11.77     $       7.19      $       7.64
                             ============     ============      ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                   PARTNERS        PARTNERS        PARTNERS
                                LARGECAP VALUE  LARGECAP VALUE   MIDCAP GROWTH
                                     FUND           FUND I           FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ........................  $1,141,971,009  $  4,887,445     $ 39,370,692
                                ==============  ============     ============
ASSETS
Investment in securities--at
 value........................  $1,314,615,347  $  5,130,773     $ 44,291,857
Cash..........................      19,136,846        63,767          892,071
Receivables:
 Capital Shares sold..........         426,390            --            9,193
 Dividends and interest.......       1,627,154         6,509            7,368
 Investment securities sold...       3,748,140        67,071          999,854
                                --------------  ------------     ------------
                  Total Assets   1,339,553,877     5,268,120       46,200,343
LIABILITIES
Accrued management and
 investment advisory fees.....         202,186           798            8,399
Accrued administrative service
 fees.........................           3,528             1              824
Accrued distribution fees.....           7,636             1            2,490
Accrued service fees..........           4,371             1            1,005
Accrued transfer and
 administrative fees..........          16,253            --           10,883
Accrued other expenses........           5,310            --            6,417
Payables:
 Capital Shares reacquired....         218,310            --           19,075
 Investment securities
  purchased...................         411,295            --        1,645,376
                                --------------  ------------     ------------
             Total Liabilities         868,889           801        1,694,469
                                --------------  ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...........  $1,338,684,988  $  5,267,319     $ 44,505,874
                                ==============  ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..............  $1,141,399,140  $  5,001,053     $ 42,258,347
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)........................      13,636,023        26,023               --
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).........      11,005,487        (3,085)      (2,673,638)
Net unrealized appreciation
 (depreciation) of investments     172,644,338       243,328        4,921,165
                                --------------  ------------     ------------
              Total Net Assets  $1,338,684,988  $  5,267,319     $ 44,505,874
                                ==============  ============     ============
CAPITAL STOCK (PAR VALUE: $.01
 A SHARE):
Shares authorized.............     390,000,000   280,000,000      250,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets  $   34,752,000  $     10,507     $ 13,412,816
  Shares issued and
 outstanding..................       2,690,326         1,000        1,751,132
  Net asset value per share...  $        12.92  $      10.51     $       7.66
                                ==============  ============     ============

Advisors Select: Net Assets...  $   33,241,509  $     10,499     $  6,991,117
  Shares issued and
 outstanding..................       2,640,717         1,000          932,953
  Net asset value per share...  $        12.59  $      10.50     $       7.49
                                ==============  ============     ============

Class J: Net Assets...........  $   41,043,178           N/A     $ 15,435,946
  Shares issued and
 outstanding..................       3,262,339                      2,144,812
  Net asset value per share
 /(a)/ .......................  $        12.58                   $       7.20
                                ==============                   ============

Institutional: Net Assets.....  $1,170,225,605  $  5,225,277     $      8,754
  Shares issued and
 outstanding..................      92,353,201       496,104            1,175
  Net asset value per share...  $        12.67  $      10.53     $       7.45
                                ==============  ============     ============

Preferred: Net Assets.........  $   45,728,962  $     10,521     $  8,532,644
  Shares issued and
 outstanding..................       3,606,918         1,000        1,112,762
  Net asset value per share...  $        12.68  $      10.52     $       7.67
                                ==============  ============     ============

Select: Net Assets............  $   13,693,734  $     10,515     $    124,597
  Shares issued and
 outstanding..................       1,083,386         1,000           16,372
  Net asset value per share...  $        12.64  $      10.52     $       7.61
                                ==============  ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                      PARTNERS       PARTNERS       PARTNERS
                                    MIDCAP GROWTH  MIDCAP VALUE   MIDCAP VALUE
                                       FUND I          FUND          FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST   $122,881,813   $238,977,864   $270,577,477
                                    ============   ============   ============
ASSETS
Investment in securities--at value  $127,876,110   $258,211,261   $297,003,016
Cash..............................     1,917,130      7,622,933      5,664,043
Receivables:
 Capital Shares sold..............        43,752        672,048        224,865
 Dividends and interest...........        35,715        108,518        195,487
 Investment securities sold.......     5,702,425             --        996,308
                                    ------------   ------------   ------------
                      Total Assets   135,575,132    266,614,760    304,083,719
LIABILITIES
Accrued management and investment
 advisory fees....................        24,545         50,094         57,311
Accrued administrative service
 fees.............................            33            530             12
Accrued distribution fees.........            48          3,727             17
Accrued service fees..............            40            653             13
Accrued transfer and
 administrative fees..............            --         15,220             --
Accrued other expenses............            --          5,423             --
Payables:
 Investment securities purchased..     5,519,564             --      1,025,714
                                    ------------   ------------   ------------
                 Total Liabilities     5,544,230         75,647      1,083,067
                                    ------------   ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............  $130,030,902   $266,539,113   $303,000,652
                                    ============   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................  $126,193,087   $227,227,427   $272,139,493
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........            --             --        717,585
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................    (1,156,482)    20,078,289      3,718,035
Net unrealized appreciation
 (depreciation) of investments....     4,994,297     19,233,397     26,425,539
                                    ------------   ------------   ------------
                  Total Net Assets  $130,030,902   $266,539,113   $303,000,652
                                    ============   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................   280,000,000    235,000,000    280,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets....  $    735,406   $  6,175,854   $    338,500
  Shares issued and outstanding...        72,372        446,331         29,613
  Net asset value per share.......  $      10.16   $      13.84   $      11.43
                                    ============   ============   ============

Advisors Select: Net Assets.......  $    240,727   $  5,874,315   $     10,792
  Shares issued and outstanding...        23,718        432,914            944
  Net asset value per share.......  $      10.15   $      13.57   $      11.43
                                    ============   ============   ============

Class J: Net Assets...............           N/A   $ 32,929,704            N/A
  Shares issued and outstanding...                    2,445,996
  Net asset value per share /(a)/                  $      13.46
                                                   ============

Institutional: Net Assets.........  $128,883,759   $215,173,667   $302,583,266
  Shares issued and outstanding...    12,654,334     15,454,825     26,404,354
  Net asset value per share.......  $      10.18   $      13.92   $      11.46
                                    ============   ============   ============

Preferred: Net Assets.............  $    161,081   $  5,440,050   $     57,294
  Shares issued and outstanding...        15,832        393,416          5,005
  Net asset value per share.......  $      10.17   $      13.83   $      11.45
                                    ============   ============   ============

Select: Net Assets................  $      9,929   $    945,523   $     10,800
  Shares issued and outstanding...           976         68,671            944
  Net asset value per share.......  $      10.17   $      13.77   $      11.44
                                    ============   ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                 PARTNERS       PARTNERS          PARTNERS
                                 SMALLCAP    SMALLCAP GROWTH      SMALLCAP
                                BLEND FUND       FUND I         GROWTH FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................  $147,298,577   $ 68,469,772      $250,670,242
                               ============   ============      ============
ASSETS
Investment in securities--at
 value.......................  $155,825,516   $ 81,977,051      $287,885,231
Cash.........................     5,338,251      2,546,722         7,138,363
Receivables:
 Capital Shares sold.........       123,689        173,771           339,828
 Dividends and interest......        80,651          3,240            51,947
 Investment securities sold..     1,605,571      1,382,207            38,246
                               ------------   ------------      ------------
                 Total Assets   162,973,678     86,082,991       295,453,615
LIABILITIES
Accrued management and
 investment advisory fees....        30,367         17,635            55,722
Accrued administrative
 service fees................            13            142               692
Accrued distribution fees....            15            925             1,351
Accrued service fees.........            16            173               856
Accrued transfer and
 administrative fees.........            --          7,683             5,612
Accrued other expenses.......            --          4,414             4,930
Payables:
 Capital Shares reacquired...            --          7,822             8,403
 Investment securities
  purchased..................     2,792,457      1,018,974           471,116
                               ------------   ------------      ------------
            Total Liabilities     2,822,868      1,057,768           548,682
                               ------------   ------------      ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........  $160,150,810   $ 85,025,223      $294,904,933
                               ============   ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............  $148,527,702   $100,731,845      $249,815,480
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................       368,681             --                --
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........     2,727,488    (29,213,901)        7,874,464
Net unrealized appreciation
 (depreciation) of
 investments.................     8,526,939     13,507,279        37,214,989
                               ------------   ------------      ------------
             Total Net Assets  $160,150,810   $ 85,025,223      $294,904,933
                               ============   ============      ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............   265,000,000    290,000,000       290,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets......................  $    157,832   $  2,579,516      $  7,429,878
  Shares issued and
 outstanding.................        10,665        338,391           936,861
  Net asset value per share..  $      14.80   $       7.62      $       7.93
                               ============   ============      ============

Advisors Select: Net Assets..  $     82,709   $    753,786      $  7,044,657
  Shares issued and
 outstanding.................         5,610         99,602           902,074
  Net asset value per share..  $      14.74   $       7.57      $       7.81
                               ============   ============      ============

Class J: Net Assets..........           N/A   $  8,025,693      $  6,024,722
  Shares issued and
 outstanding.................                    1,095,116           798,719
  Net asset value per share
 /(a)/ ......................                 $       7.33      $       7.54
                                              ============      ============

Institutional: Net Assets....  $159,677,819   $ 71,753,716      $264,397,557
  Shares issued and
 outstanding.................    10,682,201      9,227,248        32,722,138
  Net asset value per share..  $      14.95   $       7.78      $       8.08
                               ============   ============      ============

Preferred: Net Assets........  $     70,785   $  1,857,842      $  8,356,335
  Shares issued and
 outstanding.................         4,757        239,783         1,042,902
  Net asset value per share..  $      14.88   $       7.75      $       8.01
                               ============   ============      ============

Select: Net Assets...........  $    161,665   $     54,670      $  1,651,784
  Shares issued and
 outstanding.................        10,889          7,122           207,605
  Net asset value per share..  $      14.85   $       7.68      $       7.96
                               ============   ============      ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                 PARTNERS         PARTNERS         PARTNERS
                              SMALLCAP GROWTH  SMALLCAP VALUE   SMALLCAP VALUE
                                 FUND III           FUND            FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ......................   $  4,876,109    $204,225,525      $101,148,140
                               ============    ============      ============
ASSETS
Investment in securities--at
 value......................   $  4,723,794    $253,102,700      $117,355,896
Cash........................         83,367       8,437,892         4,379,672
Receivables:
 Capital Shares sold........             --              23           304,783
 Dividends and interest.....             72         103,309            95,597
 Investment securities sold.         37,575         665,583            76,693
                               ------------    ------------      ------------
                Total Assets      4,844,808     262,309,507       122,212,641
LIABILITIES
Accrued management and
 investment advisory fees...            993          49,665            23,099
Accrued administrative
 service fees...............              1             576               531
Accrued distribution fees...              1           1,065               712
Accrued service fees........              1             735               649
Accrued transfer and
 administrative fees........             --           6,069                --
Accrued other expenses......             --           4,824                --
Payables:
 Capital Shares reacquired..             --         445,564             4,063
 Investment securities
  purchased.................         34,963         283,415                --
 Variation margin on futures
  contracts.................             --              --             3,750
                               ------------    ------------      ------------
           Total Liabilities         35,959         791,913            32,804
                               ------------    ------------      ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.........   $  4,808,849    $261,517,594      $122,179,837
                               ============    ============      ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional paid-in-capital.   $  4,985,752    $216,221,253      $ 98,432,263
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)...........             --              --           175,113
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).......        (24,588)     (3,580,834)        7,285,576
Net unrealized appreciation
 (depreciation) of
 investments................       (152,315)     48,877,175        16,286,885
                               ------------    ------------      ------------
            Total Net Assets   $  4,808,849    $261,517,594      $122,179,837
                               ============    ============      ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized...........    280,000,000     305,000,000       265,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets.....................   $      9,593    $  5,962,940      $  6,422,402
  Shares issued and
 outstanding................          1,000         404,678           405,641
  Net asset value per share.   $       9.59    $      14.74      $      15.83
                               ============    ============      ============

Advisors Select: Net Assets.   $      9,586    $  2,737,509      $  6,887,450
  Shares issued and
 outstanding................          1,000         187,230           436,361
  Net asset value per share.   $       9.59    $      14.62      $      15.78
                               ============    ============      ============

Class J: Net Assets.........            N/A    $  6,842,947               N/A
  Shares issued and
 outstanding................                        470,987
  Net asset value per share
 /(a)/ .....................                   $      14.53
                                               ============

Institutional: Net Assets...   $  4,770,465    $231,413,235      $104,764,613
  Shares issued and
 outstanding................        496,100      15,393,796         6,569,376
  Net asset value per share.   $       9.62    $      15.03      $      15.95
                               ============    ============      ============

Preferred: Net Assets.......   $      9,605    $ 14,536,881      $  3,196,140
  Shares issued and
 outstanding................          1,000         974,634           200,897
  Net asset value per share.   $       9.61    $      14.92      $      15.91
                               ============    ============      ============

Select: Net Assets..........   $      9,600    $     24,082      $    909,232
  Shares issued and
 outstanding................          1,000           1,624            57,201
  Net asset value per share.   $       9.60    $      14.83      $      15.90
                               ============    ============      ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                     PARTNERS       PREFERRED      PRINCIPAL
                                  SMALLCAP VALUE   SECURITIES       LIFETIME
                                     FUND II          FUND         2010 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated
 securities--at cost............   $         --   $         --    $286,787,094
Investment in securities--at
 cost...........................     19,918,536    210,087,134              --
                                   ------------   ------------    ------------
TOTAL INVESTMENTS--AT COST .....   $ 19,918,536   $210,087,134    $286,787,094
                                   ============   ============    ============
ASSETS
Investment in affiliated
 securities--at value...........   $         --   $         --    $312,179,640
Investment in securities--at
 value..........................     20,542,441    214,346,892              --
Cash............................        127,083      3,263,022              --
Receivables:
 Capital Shares sold............             --        471,617         471,462
 Dividends and interest.........          4,685      1,237,860           2,277
 Expense reimbursement from
  Manager.......................             --            548              --
 Investment securities sold.....         36,907             --              --
                                   ------------   ------------    ------------
                    Total Assets     20,711,116    219,319,939     312,653,379
LIABILITIES
Accrued management and
 investment advisory fees.......          3,934         31,226           7,260
Accrued administrative service
 fees...........................              1              1             775
Accrued distribution fees.......              1          1,554           6,688
Accrued service fees............              1              1             944
Accrued transfer and
 administrative fees............             --          6,724           8,675
Accrued other expenses..........             --          2,145           2,632
Payables:
 Capital Shares reacquired......             --          1,223          60,210
 Investment securities purchased             --        202,572              --
 Variation margin on futures
  contracts.....................             --        174,500              --
                                   ------------   ------------    ------------
               Total Liabilities          3,937        419,946          87,184
                                   ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............   $ 20,707,179   $218,899,993    $312,566,195
                                   ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................   $ 20,001,000   $209,172,327    $282,391,708
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................             --      8,920,947       1,844,231
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................         82,274     (2,813,641)      2,937,710
Net unrealized appreciation
 (depreciation) of investments..        623,905      3,620,360      25,392,546
                                   ------------   ------------    ------------
                Total Net Assets   $ 20,707,179   $218,899,993    $312,566,195
                                   ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............    280,000,000    305,000,000     233,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..   $     10,328   $     10,470    $ 10,269,763
  Shares issued and outstanding.          1,000            926         888,617
  Net asset value per share.....   $      10.33   $      11.31    $      11.56
                                   ============   ============    ============

Advisors Select: Net Assets.....   $     10,320   $     10,462    $  8,554,175
  Shares issued and outstanding.          1,000            926         740,921
  Net asset value per share.....   $      10.32   $      11.30    $      11.55
                                   ============   ============    ============

Class J: Net Assets.............            N/A   $ 16,472,170    $ 59,804,939
  Shares issued and outstanding.                     1,463,861       5,161,427
  Net asset value per share
 /(a)/ .........................                  $      11.25    $      11.59
                                                  ============    ============

Institutional: Net Assets.......   $ 20,665,853   $202,385,929    $226,885,386
  Shares issued and outstanding.      1,996,100     17,853,309      19,549,261
  Net asset value per share.....   $      10.35   $      11.34    $      11.61
                                   ============   ============    ============

Preferred: Net Assets...........   $     10,342   $     10,484    $  5,551,062
  Shares issued and outstanding.          1,000            926         479,465
  Net asset value per share.....   $      10.34   $      11.32    $      11.58
                                   ============   ============    ============

Select: Net Assets..............   $     10,336   $     10,478    $  1,500,870
  Shares issued and outstanding.          1,000            926         129,768
  Net asset value per share.....   $      10.34   $      11.32    $      11.57
                                   ============   ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                      PRINCIPAL     PRINCIPAL      PRINCIPAL
                                       LIFETIME      LIFETIME       LIFETIME
                                      2020 FUND     2030 FUND      2040 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN AFFILIATED
 SECURITIES--AT COST...............  $416,590,833  $371,892,793   $135,544,804
                                     ============  ============   ============
ASSETS
Investment in affiliated
 securities--at value..............  $453,370,316  $409,484,645   $148,065,631
Receivables:
 Capital Shares sold...............       763,579       897,684        590,880
                                     ------------  ------------   ------------
                       Total Assets   454,133,895   410,382,329    148,656,511
LIABILITIES
Accrued management and investment
 advisory fees.....................        10,530         9,515          3,435
Accrued administrative service fees         1,038           920            440
Accrued distribution fees..........        10,502        10,087          3,106
Accrued service fees...............         1,272         1,131            527
Accrued transfer and administrative
 fees..............................        14,421        28,541         10,101
Accrued other expenses.............         5,540         9,962          2,159
Payables:
 Capital Shares reacquired.........        10,612            --          6,061
                                     ------------  ------------   ------------
                  Total Liabilities        53,915        60,156         25,829
                                     ------------  ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES................  $454,079,980  $410,322,173   $148,630,682
                                     ============  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...................  $411,533,906  $368,393,503   $134,756,708
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...........     2,038,757     1,132,688        189,693
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).......................     3,727,834     3,204,130      1,163,454
Net unrealized appreciation
 (depreciation) of investments.....    36,779,483    37,591,852     12,520,827
                                     ------------  ------------   ------------
                   Total Net Assets  $454,079,980  $410,322,173   $148,630,682
                                     ============  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized..................   258,000,000   258,000,000    225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.....  $ 12,657,201  $  6,081,412   $  8,116,455
  Shares issued and outstanding....     1,104,731       544,116        729,337
  Net asset value per share........  $      11.46  $      11.18   $      11.13
                                     ============  ============   ============

Advisors Select: Net Assets........  $ 12,192,976  $ 10,543,525   $  4,435,928
  Shares issued and outstanding....     1,066,189       945,916        398,576
  Net asset value per share........  $      11.44  $      11.15   $      11.13
                                     ============  ============   ============

Class J: Net Assets................  $ 97,034,606  $ 95,676,903   $ 26,052,482
  Shares issued and outstanding....     8,454,941     8,558,170      2,339,072
  Net asset value per share /(a)/ .  $      11.48  $      11.18   $      11.14
                                     ============  ============   ============

Institutional: Net Assets..........  $322,168,519  $282,813,078   $108,127,344
  Shares issued and outstanding....    28,038,707    25,314,037      9,682,628
  Net asset value per share........  $      11.49  $      11.17   $      11.17
                                     ============  ============   ============

Preferred: Net Assets..............  $  8,497,715  $  7,855,047   $  1,642,232
  Shares issued and outstanding....       740,929       702,858        147,244
  Net asset value per share........  $      11.47  $      11.18   $      11.15
                                     ============  ============   ============

Select: Net Assets.................  $  1,528,963  $  7,352,208   $    256,241
  Shares issued and outstanding....       133,457       646,266         23,029
  Net asset value per share........  $      11.46  $      11.38   $      11.13
                                     ============  ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                             PRINCIPAL        PRINCIPAL
                              LIFETIME    LIFETIME STRATEGIC     REAL ESTATE
                             2050 FUND       INCOME FUND       SECURITIES FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated
 securities--at cost......  $ 62,037,451     $130,485,359       $         --
Investment in
 securities--at cost......            --               --        344,712,934
                            ------------     ------------       ------------
TOTAL INVESTMENTS--AT COST  $ 62,037,451     $130,485,359       $344,712,934
                            ============     ============       ============
ASSETS
Investment in affiliated
 securities--at value.....  $ 68,020,397     $140,317,450       $         --
Investment in
 securities--at value.....            --               --        418,867,089
Cash......................            --               --             91,921
Receivables:
 Capital Shares sold......       256,517          619,210            548,205
 Dividends and interest...            --            2,198            526,259
                            ------------     ------------       ------------
              Total Assets    68,276,914      140,938,858        420,033,474
LIABILITIES
Accrued management and
 investment advisory fees.         1,577            3,265             67,538
Accrued administrative
 service fees.............           198              192              1,865
Accrued distribution fees.           641            2,588             10,981
Accrued service fees......           245              237              2,318
Accrued transfer and
 administrative fees......         3,991            5,142             37,788
Accrued other expenses....         2,552            2,957             10,769
Payables:
 Capital Shares reacquired         6,259               --             22,870
 Investment securities
  purchased...............            --               --            804,066
                            ------------     ------------       ------------
         Total Liabilities        15,463           14,381            958,195
                            ------------     ------------       ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.......  $ 68,261,451     $140,924,477       $419,075,279
                            ============     ============       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital..........  $ 61,819,509     $128,512,041       $315,279,476
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss).........         6,528          958,478          4,989,581
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).....       452,468        1,621,867         24,652,067
Net unrealized
 appreciation
 (depreciation) of
 investments..............     5,982,946        9,832,091         74,154,155
                            ------------     ------------       ------------
          Total Net Assets  $ 68,261,451     $140,924,477       $419,075,279
                            ============     ============       ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized.........   225,000,000      225,000,000        285,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets...................  $  1,508,261     $  2,351,838       $ 24,621,054
  Shares issued and
 outstanding..............       141,751          201,335          1,345,396
  Net asset value per
 share....................  $      10.64     $      11.68       $      18.30
                            ============     ============       ============

Advisors Select: Net
 Assets...................  $  3,538,650     $  1,686,011       $ 12,660,317
  Shares issued and
 outstanding..............       332,857          144,209            697,424
  Net asset value per
 share....................  $      10.63     $      11.69       $      18.15
                            ============     ============       ============

Class J: Net Assets.......  $  3,887,513     $ 24,991,210       $ 95,695,905
  Shares issued and
 outstanding..............       368,587        2,136,127          5,236,438
  Net asset value per
 share /(a)/..............  $      10.55     $      11.70       $      18.28
                            ============     ============       ============

Institutional: Net Assets.  $ 58,284,158     $109,103,680       $253,838,212
  Shares issued and
 outstanding..............     5,467,448        9,301,789         13,769,054
  Net asset value per
 share....................  $      10.66     $      11.73       $      18.44
                            ============     ============       ============

Preferred: Net Assets.....  $    930,954     $  2,312,281       $ 30,865,050
  Shares issued and
 outstanding..............        87,355          197,301          1,694,764
  Net asset value per
 share....................  $      10.66     $      11.72       $      18.21
                            ============     ============       ============

Select: Net Assets........  $    111,915     $    479,457       $  1,394,741
  Shares issued and
 outstanding..............        10,508           41,000             76,613
  Net asset value per
 share....................  $      10.65     $      11.69       $      18.21
                            ============     ============       ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                                                    SMALLCAP
                                      SMALLCAP      SMALLCAP        S&P 600
                                     BLEND FUND    GROWTH FUND     INDEX FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST   $ 95,256,243  $ 24,131,936    $115,583,695
                                    ============  ============    ============
ASSETS
Investment in securities--at value  $104,577,803  $ 26,155,284    $133,579,618
Cash..............................        16,768        11,588          10,088
Receivables:
 Capital Shares sold..............       109,419           404         379,310
 Dividends and interest...........        17,465         4,052          65,804
 Investment securities sold.......       975,429     1,113,795              --
                                    ------------  ------------    ------------
                      Total Assets   105,696,884    27,285,123     134,034,820
LIABILITIES
Accrued management and investment
 advisory fees....................        14,549         3,733           3,791
Accrued administrative service
 fees.............................           246             7           1,373
Accrued distribution fees.........         7,511         2,467           4,384
Accrued service fees..............           312             9           1,732
Accrued transfer and
 administrative fees..............        37,168        16,626          17,080
Accrued other expenses............        11,339         6,602           5,504
Payables:
 Capital Shares reacquired........        17,360         9,652          26,878
 Investment securities purchased..     2,903,946       969,554         301,728
 Variation margin on futures
  contracts.......................         3,500            --              --
                                    ------------  ------------    ------------
                 Total Liabilities     2,995,931     1,008,650         362,470
                                    ------------  ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............  $102,700,953  $ 26,276,473    $133,672,350
                                    ============  ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................  $ 87,034,717  $ 26,236,922    $111,598,678
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........            --            --         458,914
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................     6,242,023    (1,983,797)      3,618,835
Net unrealized appreciation
 (depreciation) of investments....     9,424,213     2,023,348      17,995,923
                                    ------------  ------------    ------------
                  Total Net Assets  $102,700,953  $ 26,276,473    $133,672,350
                                    ============  ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................   225,000,000   225,000,000     225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets....  $  2,563,339  $     11,721    $ 11,912,247
  Shares issued and outstanding...       178,529         1,485         797,424
  Net asset value per share.......  $      14.36  $       7.89    $      14.94
                                    ============  ============    ============

Advisors Select: Net Assets.......  $  1,568,048  $     82,187    $ 11,253,697
  Shares issued and outstanding...       109,729        10,466         757,457
  Net asset value per share.......  $      14.29  $       7.85    $      14.86
                                    ============  ============    ============

Class J: Net Assets...............  $ 77,396,158  $ 25,983,900    $ 33,134,260
  Shares issued and outstanding...     5,530,234     3,454,575       2,301,568
  Net asset value per share /(a)/   $      14.00  $       7.52    $      14.40
                                    ============  ============    ============

Institutional: Net Assets.........  $ 15,701,438  $      8,439    $ 48,471,515
  Shares issued and outstanding...     1,091,900         1,084       3,290,020
  Net asset value per share.......  $      14.38  $       7.79    $      14.73
                                    ============  ============    ============

Preferred: Net Assets.............  $  5,455,808  $    179,032    $ 26,093,132
  Shares issued and outstanding...       375,998        22,393       1,738,588
  Net asset value per share.......  $      14.51  $       7.99    $      15.01
                                    ============  ============    ============

Select: Net Assets................  $     16,162  $     11,194    $  2,807,499
  Shares issued and outstanding...         1,122         1,402         187,142
  Net asset value per share.......  $      14.40  $       7.98    $      15.00
                                    ============  ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                                                    SMALLCAP
                                                                   VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............................   $ 56,337,559
                                                                  ============
ASSETS
Investment in securities--at value.............................   $ 59,544,021
Cash...........................................................         16,795
Receivables:
 Capital Shares sold...........................................        117,984
 Dividends and interest........................................         18,841
 Investment securities sold....................................        653,807
                                                                  ------------
                                                   Total Assets     60,351,448
LIABILITIES
Accrued management and investment advisory fees................          8,492
Accrued administrative service fees............................            318
Accrued distribution fees......................................          2,839
Accrued service fees...........................................            398
Accrued transfer and administrative fees.......................         13,519
Accrued other expenses.........................................          4,590
Payables:
 Indebtedness..................................................         50,000
 Investment securities purchased...............................        401,463
                                                                  ------------
                                              Total Liabilities        481,619
                                                                  ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...................   $ 59,869,829
                                                                  ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..................   $ 51,265,863
Accumulated undistributed (overdistributed) net realized gain
 (loss)........................................................      5,397,504
Net unrealized appreciation (depreciation) of investments......      3,206,462
                                                                  ------------
                                               Total Net Assets   $ 59,869,829
                                                                  ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................................    225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.................................   $  4,111,268
  Shares issued and outstanding................................        253,424
  Net asset value per share....................................   $      16.22
                                                                  ============

Advisors Select: Net Assets....................................   $  1,949,058
  Shares issued and outstanding................................        120,728
  Net asset value per share....................................   $      16.14
                                                                  ============

Class J: Net Assets............................................   $ 26,755,483
  Shares issued and outstanding................................      1,685,134
  Net asset value per share /(a)/ .............................   $      15.88
                                                                  ============

Institutional: Net Assets......................................   $ 20,972,773
  Shares issued and outstanding................................      1,294,718
  Net asset value per share....................................   $      16.20
                                                                  ============

Preferred: Net Assets..........................................   $  5,755,094
  Shares issued and outstanding................................        352,808
  Net asset value per share....................................   $      16.31
                                                                  ============

Select: Net Assets.............................................   $    326,153
  Shares issued and outstanding................................         20,046
  Net asset value per share....................................   $      16.27
                                                                  ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                               BOND & MORTGAGE    CAPITAL
                                 SECURITIES     PRESERVATION     GOVERNMENT
                                    FUND            FUND       SECURITIES FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends...................    $    10,275    $       --       $       --
 Interest....................     20,991,615     2,047,851        4,303,266
 Crediting rate interest.....             --       139,071               --
                                 -----------    ----------       ----------
                 Total Income     21,001,890     2,186,922        4,303,266
Expenses:
 Management and investment
  advisory fees..............      2,688,040       333,736          438,596
 Distribution fees - Advisors
  Preferred..................         56,802        30,143            5,871
 Distribution fees - Advisors
  Select.....................         64,864        20,237           13,699
 Distribution fees - Class J.        671,620       222,730          477,854
 Distribution fees - Select..          1,881         1,719              926
 Administrative service fees
  - Advisors Preferred.......         34,082        18,086            3,523
 Administrative service fees
  - Advisors Select..........         43,243        13,491            9,133
 Administrative service fees
  - Preferred................         44,038         2,206            6,850
 Administrative service fees
  - Select...................          2,445         2,235            1,203
 Registration fees - Class J.         24,576        20,999           22,998
 Service fees - Advisors
  Preferred..................         38,625        20,497            3,992
 Service fees - Advisors
  Select.....................         54,054        16,864           11,416
 Service fees - Preferred....         60,051         3,009            9,341
 Service fees - Select.......          2,821         2,579            1,389
 Shareholder reports - Class
  J..........................         35,772         8,702           27,129
 Transfer and administrative
  fees - Class J.............        327,398        87,216          222,344
 Wrapper fees................             --        44,730               --
 Other expenses - Class J....             33            --              243
 Reverse repurchase agreement
  interest expense...........        173,625            --               --
                                 -----------    ----------       ----------
         Total Gross Expenses      4,323,970       849,179        1,256,507
 Less: Reimbursement from
  Manager - Class J..........         17,524        15,949               --
                                 -----------    ----------       ----------
           Total Net Expenses      4,306,446       833,230        1,256,507
                                 -----------    ----------       ----------
        Net Investment Income
             (Operating Loss)     16,695,444     1,353,692        3,046,759

NET INCREASE FROM PAYMENTS BY
 AFFILIATES...........................................................................          --       761,657              --

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........................................................      1,778,021      (565,557)        (26,231)
 Futures contracts.................................................................             --      (141,492)             --
 Swap agreements...................................................................        159,132            --              --
Change in unrealized appreciation/depreciation of:
 Investments.......................................................................      7,670,960      (398,577)        930,294
 Swap agreements...................................................................        111,922            --              --
 Wrapper agreements................................................................             --       343,969              --
                                                                                       -----------    ----------      ----------
                         Net Realized and Unrealized Gain (Loss) on Investments and
                                                                 Foreign Currencies      9,720,035      (761,657)        904,063
                                                                                       -----------    ----------      ----------
                    Net Increase (Decrease) in Net Assets Resulting from Operations    $26,415,479    $1,353,692      $3,950,822
                                                                                       ===========    ==========      ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  HIGH QUALITY     HIGH QUALITY   HIGH QUALITY
                                INTERMEDIATE-TERM   LONG-TERM      SHORT-TERM
                                    BOND FUND       BOND FUND      BOND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Interest.....................     $2,368,538        $748,320     $1,655,370
                                   ----------        --------     ----------
                  Total Income      2,368,538         748,320      1,655,370
Expenses:
 Management and investment
  advisory fees...............        240,603          61,655        199,011
 Distribution fees - Advisors
  Preferred...................         72,187             373          8,863
 Distribution fees - Advisors
  Select......................          4,079           7,048            651
 Distribution fees - Class J..         99,006          48,793        209,083
 Distribution fees - Select...             11              91             11
 Administrative service fees -
  Advisors Preferred..........         43,313             224          5,318
 Administrative service fees -
  Advisors Select.............          2,720           4,699            434
 Administrative service fees -
  Preferred...................         11,102           3,360          4,568
 Administrative service fees -
  Select......................             15             119             15
 Registration fees - Class J..         12,390          10,294         19,452
 Service fees - Advisors
  Preferred...................         49,087             253          6,026
 Service fees - Advisors
  Select......................          3,399           5,873            543
 Service fees - Preferred.....         15,140           4,582          6,229
 Service fees - Select........             18             137             18
 Shareholder reports - Class J          5,663           3,050          8,478
 Transfer and administrative
  fees - Class J..............         54,076          31,833         88,126
 Other expenses - Class J.....              7              59            893
 Reverse repurchase agreement
  interest expense............         23,636              --             --
                                   ----------        --------     ----------
          Total Gross Expenses        636,452         182,443        557,719
 Less: Reimbursement from
  Manager - Class J...........             --           5,635             --
                                   ----------        --------     ----------
            Total Net Expenses        636,452         176,808        557,719
                                   ----------        --------     ----------
         Net Investment Income
              (Operating Loss)      1,732,086         571,512      1,097,651

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......        541,251         158,698         50,179
 Swap agreements..............         25,006           5,911             --
Change in unrealized
 appreciation/depreciation of:
 Investments..................        475,317          49,008       (396,544)
 Swap agreements..............         17,588           5,135             --
                                   ----------        --------     ----------
   Net Realized and Unrealized
    Gain (Loss) on Investments
                           and
            Foreign Currencies      1,059,162         218,752       (346,365)
                                   ----------        --------     ----------
Net Increase (Decrease) in Net
         Assets Resulting from
                    Operations     $2,791,248        $790,264     $  751,286
                                   ==========        ========     ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  INTERNATIONAL
                                    EMERGING     INTERNATIONAL   INTERNATIONAL
                                  MARKETS FUND      FUND I          FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends......................   $  727,432    $ 2,000,491     $ 7,886,035
 Withholding tax on foreign
  dividends.....................      (74,186)      (247,905)       (666,125)
 Interest.......................        9,051         33,767          59,944
 Securities lending.............           --             --         212,276
                                   ----------    -----------     -----------
                    Total Income      662,297      1,786,353       7,492,130
Expenses:
 Management and investment
  advisory fees.................      357,526        745,729       3,091,203
 Distribution fees - Advisors
  Preferred.....................        6,899         16,810          10,087
 Distribution fees - Advisors
  Select........................        5,325         15,327           6,859
 Distribution fees - Class J....       85,997        241,922          68,570
 Distribution fees - Select.....        1,761          1,184             154
 Administrative service fees -
  Advisors Preferred............        4,139         10,086           6,052
 Administrative service fees -
  Advisors Select...............        3,550         10,218           4,573
 Administrative service fees -
  Preferred.....................        3,273         10,059           1,300
 Administrative service fees -
  Select........................        2,289          1,539             200
 Registration fees - Class J....       10,919         16,838          11,155
 Service fees - Advisors
  Preferred.....................        4,691         11,430           6,859
 Service fees - Advisors Select.        4,437         12,772           5,716
 Service fees - Preferred.......        4,463         13,716           1,773
 Service fees - Select..........        2,641          1,776             231
 Shareholder reports - Class J..        6,801         17,362           4,371
 Transfer and administrative
  fees - Class J................       76,985        155,648          53,013
 Other expenses - Class J.......          198            824             171
                                   ----------    -----------     -----------
            Total Gross Expenses      581,894      1,283,240       3,272,287
 Less: Fees paid indirectly.....        1,931          5,806              --
                                   ----------    -----------     -----------
              Total Net Expenses      579,963      1,277,434       3,272,287
                                   ----------    -----------     -----------
Net Investment Income (Operating
                           Loss)       82,334        508,919       4,219,843

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........    3,361,475     11,858,385      44,818,656
 Foreign currency transactions..      (48,935)       (39,299)        (86,394)
Change in unrealized
 appreciation/depreciation of:
 Investments....................      145,798       (804,737)      6,407,881
 Translation of assets and
  liabilities in foreign
  currencies....................        2,475         (2,788)         14,853
                                   ----------    -----------     -----------
Net Realized and Unrealized Gain
       (Loss) on Investments and
              Foreign Currencies    3,460,813     11,011,561      51,154,996
                                   ----------    -----------     -----------
  Net Increase (Decrease) in Net
           Assets Resulting from
                      Operations   $3,543,147    $11,520,480     $55,374,839
                                   ==========    ===========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                   LARGECAP
                                      LARGECAP      LARGECAP     S&P 500 INDEX
                                    BLEND FUND I  GROWTH FUND        FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends from affiliates........   $       --   $        --    $     5,817
 Dividends........................      331,531       928,378      9,809,424
 Interest.........................       45,570        52,232        276,642
                                     ----------   -----------    -----------
                      Total Income      377,101       980,610     10,091,883
Expenses:
 Management and investment
  advisory fees...................      153,994       604,743        899,740
 Distribution fees - Advisors
  Preferred.......................          299         1,650        174,854
 Distribution fees - Advisors
  Select..........................          358           156        105,244
 Distribution fees - Class J......          N/A        73,989      1,037,666
 Distribution fees - Select.......          120            45          7,360
 Administrative service fees -
  Advisors Preferred..............          179           990        104,914
 Administrative service fees -
  Advisors Select.................          239           104         70,163
 Administrative service fees -
  Preferred.......................          132         2,314        120,801
 Administrative service fees -
  Select..........................          155            59          9,569
 Registration fees - Class J......          N/A        10,990         29,472
 Service fees - Advisors Preferred          203         1,122        118,901
 Service fees - Advisors Select...          299           130         87,703
 Service fees - Preferred.........          180         3,156        164,728
 Service fees - Select............          179            67         11,041
 Shareholder reports - Class J....          N/A         5,756         51,654
 Transfer and administrative fees
  - Class J.......................          N/A        54,158        436,669
 Other expenses - Class J.........          N/A            --              1
                                     ----------   -----------    -----------
              Total Gross Expenses      156,337       759,429      3,430,480
 Less: Fees paid indirectly.......           --           625             --
                                     ----------   -----------    -----------
                Total Net Expenses      156,337       758,804      3,430,480
                                     ----------   -----------    -----------
  Net Investment Income (Operating
                             Loss)      220,764       221,806      6,661,403

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........    1,082,257     4,477,317     32,655,099
 Investment transactions in
  affiliates......................           --            --         54,896
 Futures contracts................       41,591            --       (767,802)
Change in unrealized
 appreciation/depreciation of:
 Investments......................    3,377,162    (1,726,383)    (1,386,829)
 Investments in affiliates........           --            --         44,977
 Futures contracts................       77,948            --       (100,992)
                                     ----------   -----------    -----------
  Net Realized and Unrealized Gain
         (Loss) on Investments and
                Foreign Currencies    4,578,958     2,750,934     30,499,349
                                     ----------   -----------    -----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations   $4,799,722   $ 2,972,740    $37,160,752
                                     ==========   ===========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                          LARGECAP      MIDCAP       MIDCAP
                                         VALUE FUND   BLEND FUND   GROWTH FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends............................  $ 1,991,419   $1,189,231   $  98,743
 Interest.............................       17,101       22,826       4,817
                                        -----------   ----------   ---------
                          Total Income    2,008,520    1,212,057     103,560
Expenses:
 Management and investment advisory
  fees................................      460,338      452,794     130,927
 Distribution fees - Advisors
  Preferred...........................          370       15,039          88
 Distribution fees - Advisors Select..        5,184        1,082       1,949
 Distribution fees - Class J..........       76,001      291,195      66,180
 Distribution fees - Select...........           13          269          33
 Administrative service fees -
  Advisors Preferred..................          222        9,023          52
 Administrative service fees -
  Advisors Select.....................        3,456          722       1,299
 Administrative service fees -
  Preferred...........................        4,461        5,215          34
 Administrative service fees - Select.           17          350          43
 Registration fees - Class J..........        9,997       14,798      10,631
 Service fees - Advisors Preferred....          252       10,226          59
 Service fees - Advisors Select.......        4,320          902       1,624
 Service fees - Preferred.............        6,084        7,112          47
 Service fees - Select................           20          404          50
 Shareholder reports - Class J........        4,752       18,374       4,215
 Transfer and administrative fees -
  Class J.............................       49,670      163,222      51,093
 Other expenses - Class J.............            8        2,050          15
                                        -----------   ----------   ---------
                  Total Gross Expenses      625,165      992,777     268,339
 Less: Fees paid indirectly...........        7,217          641         196
                                        -----------   ----------   ---------
                    Total Net Expenses      617,948      992,136     268,143
                                        -----------   ----------   ---------
Net Investment Income (Operating Loss)    1,390,572      219,921    (164,583)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..............    8,761,205    7,268,618     881,914
 Other investment companies...........       20,729           --      22,117
Change in unrealized
 appreciation/depreciation of:
 Investments..........................   (1,369,610)   1,390,580    (365,544)
                                        -----------   ----------   ---------
      Net Realized and Unrealized Gain
             (Loss) on Investments and
                    Foreign Currencies    7,412,324    8,659,198     538,487
                                        -----------   ----------   ---------
 Net Increase (Decrease) in Net Assets
             Resulting from Operations  $ 8,802,896   $8,879,119   $ 373,904
                                        ===========   ==========   =========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                            MIDCAP                    MONEY
                                            S&P 400      MIDCAP       MARKET
                                          INDEX FUND   VALUE FUND      FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..............................  $  549,356   $1,018,915   $       --
 Interest...............................      19,537       30,235    2,269,582
                                          ----------   ----------   ----------
                            Total Income     568,893    1,049,150    2,269,582
Expenses:
 Management and investment advisory fees      74,404      427,898      715,144
 Distribution fees - Advisors Preferred.      11,374        3,291       16,360
 Distribution fees - Advisors Select....      18,251          337       26,849
 Distribution fees - Class J............      85,791      317,371      559,299
 Distribution fees - Select.............       2,071           42          890
 Administrative service fees - Advisors
  Preferred.............................       6,825        1,975        9,816
 Administrative service fees - Advisors
  Select................................      12,167          225       17,899
 Administrative service fees - Preferred      21,702          190       13,072
 Administrative service fees - Select...       2,692           55        1,158
 Registration fees - Class J............      11,144       15,621       30,857
 Service fees - Advisors Preferred......       7,734        2,238       11,124
 Service fees - Advisors Select.........      15,209          281       22,374
 Service fees - Preferred...............      29,593          256       17,825
 Service fees - Select..................       3,106           63        1,335
 Shareholder reports - Class J..........       5,345       21,131       48,202
 Transfer and administrative fees -
  Class J...............................      50,631      172,830      516,831
 Other expenses - Class J...............         249          349           49
                                          ----------   ----------   ----------
                    Total Gross Expenses     358,288      964,153    2,009,084
 Less: Fees paid indirectly.............          --        8,327           --
 Less: Reimbursement from Manager -
  Advisors Select.......................          --           --        3,054
 Less: Reimbursement from Manager -
  Class J...............................          --           --      293,260
                                          ----------   ----------   ----------
                      Total Net Expenses     358,288      955,826    1,712,770
                                          ----------   ----------   ----------
  Net Investment Income (Operating Loss)     210,605       93,324      556,812

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions................   1,573,224    5,481,145           --
 Futures contracts......................      57,925           --           --
Change in unrealized
 appreciation/depreciation of:
 Investments............................   2,297,098      493,172           --
 Futures contracts......................     (20,925)          --           --
                                          ----------   ----------   ----------
 Net Realized and Unrealized Gain (Loss)
                      on Investments and
                      Foreign Currencies   3,907,322    5,974,317           --
                                          ----------   ----------   ----------
   Net Increase (Decrease) in Net Assets
               Resulting from Operations  $4,117,927   $6,067,641   $  556,812
                                          ==========   ==========   ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  YEAR ENDED OCTOBER 31, 2004, EXCEPT AS NOTED
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                      PARTNERS       PARTNERS       PARTNERS
                                    INTERNATIONAL    LARGECAP       LARGECAP
                                     FUND /(A)/     BLEND FUND    BLEND FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends........................  $ 1,448,150    $ 8,013,624    $  443,594
 Withholding tax on foreign
  dividends.......................     (162,677)            --            --
 Interest.........................       20,735         13,787           663
                                    -----------    -----------    ----------
                      Total Income    1,306,208      8,027,411       444,257
Expenses:
 Management and investment
  advisory fees...................      835,381      3,816,625       129,570
 Distribution fees - Advisors
  Preferred.......................           28         46,318         4,263
 Distribution fees - Advisors
  Select..........................          223         47,202         6,293
 Distribution fees - Class J......          N/A        163,536       107,639
 Distribution fees - Select.......           18          3,943           602
 Administrative service fees -
  Advisors Preferred..............           16         27,791         2,558
 Administrative service fees -
  Advisors Select.................          148         31,468         4,195
 Administrative service fees -
  Preferred.......................            4         32,865         3,138
 Administrative service fees -
  Select..........................           24          5,126           782
 Registration fees - Class J......          N/A         14,083        14,148
 Service fees - Advisors Preferred           19         31,496         2,899
 Service fees - Advisors Select...          186         39,335         5,244
 Service fees - Preferred.........            7         44,816         4,280
 Service fees - Select............           29          5,914           902
 Shareholder reports - Class J....          N/A          7,514         4,703
 Transfer and administrative fees
  - Class J.......................          N/A         78,428        48,677
 Other expenses - Class J.........          N/A            201           151
                                    -----------    -----------    ----------
              Total Gross Expenses      836,083      4,396,661       340,044
 Less: Fees paid indirectly.......        4,783        124,607         1,509
                                    -----------    -----------    ----------
                Total Net Expenses      831,300      4,272,054       338,535
                                    -----------    -----------    ----------
  Net Investment Income (Operating
                             Loss)      474,908      3,755,357       105,722

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........    1,505,939     41,932,634     1,590,588
 Foreign currency transactions....       21,802             --            --
 Futures contracts................       47,733         (9,297)       23,960
Change in unrealized
 appreciation/depreciation of:
 Investments......................   12,711,998     (8,973,438)      466,772
 Futures contracts................      (51,534)        44,075        (3,663)
 Translation of assets and
  liabilities in foreign
  currencies......................      325,398             --            --
                                    -----------    -----------    ----------
  Net Realized and Unrealized Gain
 (Loss) on Investments and Foreign
                        Currencies   14,561,336     32,993,974     2,077,657
                                    -----------    -----------    ----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations  $15,036,244    $36,749,331    $2,183,379
                                    ===========    ===========    ==========



/(a) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                               PARTNERS         PARTNERS          PARTNERS
                            LARGECAP GROWTH  LARGECAP GROWTH   LARGECAP GROWTH
                                 FUND            FUND I            FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends................   $   108,615      $  6,197,989       $1,255,661
 Interest.................         1,038            18,876            3,458
                             -----------      ------------       ----------
              Total Income       109,653         6,216,865        1,259,119
Expenses:
 Management and investment
  advisory fees...........       106,940         5,138,429        1,399,401
 Distribution fees -
  Advisors Preferred......           313            73,261           16,025
 Distribution fees -
  Advisors Select.........           791            60,599           11,203
 Distribution fees - Class
  J.......................        22,951            69,510           30,250
 Distribution fees -
  Select..................           121             3,747              855
 Administrative service
  fees - Advisors
  Preferred...............           188            43,957            9,615
 Administrative service
  fees - Advisors Select..           527            40,400            7,469
 Administrative service
  fees - Preferred........           133            29,271            7,497
 Administrative service
  fees - Select...........           157             4,871            1,112
 Registration fees - Class
  J.......................        18,607            10,356            8,010
 Service fees - Advisors
  Preferred...............           213            49,817           10,897
 Service fees - Advisors
  Select..................           659            50,499            9,336
 Service fees - Preferred.           182            39,915           10,224
 Service fees - Select....           182             5,621            1,283
 Shareholder reports -
  Class J.................         1,294             5,416            1,952
 Transfer and
  administrative fees -
  Class J.................        19,658            58,548           26,254
 Other expenses - Class J.            --                --                2
                             -----------      ------------       ----------
      Total Gross Expenses       172,916         5,684,217        1,551,385
 Less: Fees paid
  indirectly..............         1,311           473,575               --
 Less: Reimbursement from
  Manager - Class J.......        25,310                --           18,494
                             -----------      ------------       ----------
        Total Net Expenses       146,295         5,210,642        1,532,891
                             -----------      ------------       ----------
     Net Investment Income
          (Operating Loss)       (36,642)        1,006,223         (273,772)

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND
FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions..       796,715        52,851,731        4,887,000
 Foreign currency
  transactions............            --                --         (420,459)
 Futures contracts........        10,183                --               --
Change in unrealized
 appreciation/depreciation
 of:
 Investments..............    (1,053,621)      (28,809,040)       2,544,546
 Futures contracts........         4,193                --               --
 Translation of assets and
  liabilities in foreign
  currencies..............            --                --           19,482
                             -----------      ------------       ----------
          Net Realized and
 Unrealized Gain (Loss) on
           Investments and
        Foreign Currencies      (242,530)       24,042,691        7,030,569
                             -----------      ------------       ----------
Net Increase (Decrease) in
 Net Assets Resulting from
                Operations   $  (279,172)     $ 25,048,914       $6,756,797
                             ===========      ============       ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  YEAR ENDED OCTOBER 31, 2004, EXCEPT AS NOTED
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PARTNERS        PARTNERS        PARTNERS
                                LARGECAP VALUE  LARGECAP VALUE   MIDCAP GROWTH
                                     FUND        FUND I /(A)/        FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends....................   $ 27,108,415     $ 43,027        $  106,090
 Interest.....................         40,992          134             1,982
                                 ------------     --------        ----------
                  Total Income     27,149,407       43,161           108,072
Expenses:
 Management and investment
  advisory fees...............      9,526,884       17,053           366,292
 Distribution fees - Advisors
  Preferred...................         65,260           11            25,374
 Distribution fees - Advisors
  Select......................         74,588           12            14,998
 Distribution fees - Class J..        143,946          N/A            65,713
 Distribution fees - Select...          6,492            5               224
 Administrative service fees -
  Advisors Preferred..........         39,156            6            15,225
 Administrative service fees -
  Advisors Select.............         49,726            9             9,998
 Administrative service fees -
  Preferred...................         37,997            5             8,916
 Administrative service fees -
  Select......................          8,440            6               291
 Registration fees - Class J..         12,442          N/A            11,699
 Service fees - Advisors
  Preferred...................         44,376            8            17,254
 Service fees - Advisors
  Select......................         62,157           11            12,498
 Service fees - Preferred.....         51,814            6            12,158
 Service fees - Select........          9,739            6               336
 Shareholder reports - Class J          7,269          N/A             4,790
 Transfer and administrative
  fees - Class J..............         79,412          N/A            52,593
                                 ------------     --------        ----------
          Total Gross Expenses     10,219,698       17,138           618,359
 Less: Fees paid indirectly...        195,373           --            37,644
                                 ------------     --------        ----------
            Total Net Expenses     10,024,325       17,138           580,715
                                 ------------     --------        ----------
         Net Investment Income
              (Operating Loss)     17,125,082       26,023          (472,643)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......     33,686,777       (3,085)         (257,608)
Change in unrealized
 appreciation/depreciation of:
 Investments..................     79,675,831      243,328         1,130,960
                                 ------------     --------        ----------
   Net Realized and Unrealized
    Gain (Loss) on Investments
        and Foreign Currencies    113,362,608      240,243           873,352
                                 ------------     --------        ----------
Net Increase (Decrease) in Net
         Assets Resulting from
                    Operations   $130,487,690     $266,266        $  400,709
                                 ============     ========        ==========



/(a) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                      PARTNERS       PARTNERS       PARTNERS
                                    MIDCAP GROWTH  MIDCAP VALUE   MIDCAP VALUE
                                    FUND I /(A)/       FUND       FUND I /(A)/
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends........................  $   312,842    $ 2,071,741    $ 1,957,848
 Interest.........................        1,027         11,489          8,995
                                    -----------    -----------    -----------
                      Total Income      313,869      2,083,230      1,966,843
Expenses:
 Management and investment
  advisory fees...................      639,467      1,797,583      1,248,775
 Distribution fees - Advisors
  Preferred.......................          106         10,091            174
 Distribution fees - Advisors
  Select..........................           36         12,026             13
 Distribution fees - Class J......          N/A        104,967            N/A
 Distribution fees - Select.......            4          1,040              4
 Administrative service fees -
  Advisors Preferred..............           64          6,055            104
 Administrative service fees -
  Advisors Select.................           24          8,017              8
 Administrative service fees -
  Preferred.......................           30          4,467             15
 Administrative service fees -
  Select..........................            5          1,353              6
 Registration fees - Class J......          N/A         12,010            N/A
 Service fees - Advisors Preferred           72          6,862            119
 Service fees - Advisors Select...           30         10,022             11
 Service fees - Preferred.........           41          6,092             21
 Service fees - Select............            6          1,561              8
 Shareholder reports - Class J....          N/A          7,218            N/A
 Transfer and administrative fees
  - Class J.......................          N/A         76,923            N/A
 Other expenses - Class J.........          N/A              2            N/A
                                    -----------    -----------    -----------
              Total Gross Expenses      639,885      2,066,289      1,249,258
 Less: Fees paid indirectly.......        8,913         51,848             --
                                    -----------    -----------    -----------
                Total Net Expenses      630,972      2,014,441      1,249,258
                                    -----------    -----------    -----------
  Net Investment Income (Operating
                             Loss)     (317,103)        68,789        717,585

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........   (1,165,395)    20,105,658      3,718,035
Change in unrealized
 appreciation/depreciation of:
 Investments......................    4,994,297      4,030,440     26,425,539
                                    -----------    -----------    -----------
  Net Realized and Unrealized Gain
 (Loss) on Investments and Foreign
                        Currencies    3,828,902     24,136,098     30,143,574
                                    -----------    -----------    -----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations  $ 3,511,799    $24,204,887    $30,861,159
                                    ===========    ===========    ===========



/(a) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PARTNERS       PARTNERS          PARTNERS
                                 SMALLCAP    SMALLCAP GROWTH      SMALLCAP
                                BLEND FUND       FUND I         GROWTH FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends....................  $ 1,183,513   $   141,210       $   721,133
 Interest.....................        3,493         2,636             9,176
                                -----------   -----------       -----------
                  Total Income    1,187,006       143,846           730,309
Expenses:
 Management and investment
  advisory fees...............      815,310       886,227         2,462,995
 Distribution fees - Advisors
  Preferred...................          392         6,059            15,736
 Distribution fees - Advisors
  Select......................          422         3,145            14,347
 Distribution fees - Class J..          N/A        38,101            23,956
 Distribution fees - Select...          165           338               955
 Administrative service fees -
  Advisors Preferred..........          235         3,636             9,442
 Administrative service fees -
  Advisors Select.............          281         2,097             9,565
 Administrative service fees -
  Preferred...................          186         2,503             4,949
 Administrative service fees -
  Select......................          214           439             1,242
 Registration fees - Class J..          N/A        11,596            10,675
 Service fees - Advisors
  Preferred...................          267         4,120            10,700
 Service fees - Advisors
  Select......................          351         2,621            11,956
 Service fees - Preferred.....          254         3,413             6,749
 Service fees - Select........          247           507             1,433
 Shareholder reports - Class J          N/A         3,121             1,809
 Transfer and administrative
  fees - Class J..............          N/A        34,645            26,045
 Other expenses - Class J.....          N/A            --                 7
                                -----------   -----------       -----------
          Total Gross Expenses      818,324     1,002,568         2,612,561
 Less: Fees paid indirectly...       53,107            --           101,599
 Less: Reimbursement from
  Manager - Class J...........          N/A        15,845            10,374
                                -----------   -----------       -----------
            Total Net Expenses      765,217       986,723         2,500,588
                                -----------   -----------       -----------
         Net Investment Income
              (Operating Loss)      421,789      (842,877)       (1,770,279)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND
FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......    2,674,442    10,511,554         9,137,785
Change in unrealized
 appreciation/depreciation of:
 Investments..................    7,742,904    (3,148,710)         (960,232)
                                -----------   -----------       -----------
   Net Realized and Unrealized
    Gain (Loss) on Investments
                           and
            Foreign Currencies   10,417,346     7,362,844         8,177,553
                                -----------   -----------       -----------
Net Increase (Decrease) in Net
         Assets Resulting from
                    Operations  $10,839,135   $ 6,519,967       $ 6,407,274
                                ===========   ===========       ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PARTNERS         PARTNERS         PARTNERS
                              SMALLCAP GROWTH  SMALLCAP VALUE   SMALLCAP VALUE
                              FUND III /(A)/        FUND            FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends..................    $   5,720       $ 2,519,318      $ 1,148,956
 Interest...................          113            10,852            8,323
                                ---------       -----------      -----------
                Total Income        5,833         2,530,170        1,157,279
Expenses:
 Management and investment
  advisory fees.............       21,005         2,420,186          878,429
 Distribution fees -
  Advisors Preferred........           10            12,988            9,765
 Distribution fees -
  Advisors Select...........           11             7,190            9,970
 Distribution fees - Class J          N/A            32,254              N/A
 Distribution fees - Select.            4                19              529
 Administrative service fees
  - Advisors Preferred......            6             7,793            5,859
 Administrative service fees
  - Advisors Select.........            8             4,794            6,647
 Administrative service fees
  - Preferred...............            4            15,676            1,144
 Administrative service fees
  - Select..................            5                26              688
 Registration fees - Class J          N/A            11,241              N/A
 Service fees - Advisors
  Preferred.................            6             8,832            6,641
 Service fees - Advisors
  Select....................           10             5,992            8,309
 Service fees - Preferred...            6            21,377            1,560
 Service fees - Select......            6                30              794
 Shareholder reports - Class
  J.........................          N/A             2,452              N/A
 Transfer and administrative
  fees - Class J............          N/A            26,164              N/A
                                ---------       -----------      -----------
        Total Gross Expenses       21,081         2,577,014          930,335
 Less: Fees paid indirectly.        2,171            55,972            4,386
 Less: Reimbursement from
  Manager - Class J.........          N/A             9,481              N/A
                                ---------       -----------      -----------
          Total Net Expenses       18,910         2,511,561          925,949
                                ---------       -----------      -----------
       Net Investment Income
            (Operating Loss)      (13,077)           18,609          231,330

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions....      (26,759)       10,452,864        7,331,529
 Futures contracts..........           --                --           71,940
Change in unrealized
 appreciation/depreciation
 of:
 Investments................     (152,315)       18,427,453        5,008,790
 Futures contracts..........           --                --           34,562
                                ---------       -----------      -----------
 Net Realized and Unrealized
  Gain (Loss) on Investments
                         and
          Foreign Currencies     (179,074)       28,880,317       12,446,821
                                ---------       -----------      -----------
  Net Increase (Decrease) in
   Net Assets Resulting from
                  Operations    $(192,151)      $28,898,926      $12,678,151
                                =========       ===========      ===========



/(a) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  YEAR ENDED OCTOBER 31, 2004, EXCEPT AS NOTED
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                      PARTNERS       PREFERRED      PRINCIPAL
                                   SMALLCAP VALUE    SECURITIES     LIFETIME
                                    FUND II /(A)/       FUND        2010 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends from affiliates.......     $     --      $        --    $ 4,391,236
 Dividends.......................       83,697        9,055,709             --
 Interest........................          383        2,216,273            588
                                      --------      -----------    -----------
                     Total Income       84,080       11,271,982      4,391,824
Expenses:
 Management and investment
  advisory fees..................       84,203        1,282,198        281,820
 Distribution fees - Advisors
  Preferred......................           11               11         19,102
 Distribution fees - Advisors
  Select.........................           12               13         13,568
 Distribution fees - Class J.....          N/A           32,826        213,902
 Distribution fees - Select......            5                4            324
 Administrative service fees -
  Advisors Preferred.............            6                6         11,462
 Administrative service fees -
  Advisors Select................            9                9          9,045
 Administrative service fees -
  Preferred......................            5                5          3,255
 Administrative service fees -
  Select.........................            6                6            422
 Registration fees - Class J.....          N/A           27,514         17,244
 Service fees - Advisors
  Preferred......................            8                7         12,990
 Service fees - Advisors Select..           11               11         11,306
 Service fees - Preferred........            6                6          4,439
 Service fees - Select...........            6                6            487
 Shareholder reports - Class J...          N/A            2,005          3,143
 Transfer and administrative fees
  - Class J......................          N/A           29,331         46,383
 Other expenses - Class J........          N/A               --            373
                                      --------      -----------    -----------
             Total Gross Expenses       84,288        1,373,958        649,265
 Less: Reimbursement from Manager
  - Class J......................          N/A           35,611             --
                                      --------      -----------    -----------
               Total Net Expenses       84,288        1,338,347        649,265
                                      --------      -----------    -----------
 Net Investment Income (Operating
                            Loss)         (208)       9,933,635      3,742,559

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........       82,482          204,050             --
 Investment transactions in
  affiliates.....................           --               --      4,653,284
 Futures contracts...............           --       (2,865,244)            --
 Other investment companies -
  affiliated.....................           --               --        105,216
Change in unrealized
 appreciation/depreciation of:
 Investments.....................      623,905        1,915,787             --
 Investments in affiliates.......           --               --     13,683,553
 Futures contracts...............           --         (639,398)            --
                                      --------      -----------    -----------
 Net Realized and Unrealized Gain
        (Loss) on Investments and
               Foreign Currencies      706,387       (1,384,805)    18,442,053
                                      --------      -----------    -----------
   Net Increase (Decrease) in Net
 Assets Resulting from Operations     $706,179      $ 8,548,830    $22,184,612
                                      ========      ===========    ===========



/(a) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                          PRINCIPAL    PRINCIPAL    PRINCIPAL
                                          LIFETIME     LIFETIME      LIFETIME
                                          2020 FUND    2030 FUND    2040 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends from affiliates.............  $ 5,764,260  $ 4,864,598   $1,241,615
 Interest..............................          771          540          267
                                         -----------  -----------   ----------
                           Total Income    5,765,031    4,865,138    1,241,882
Expenses:
 Management and investment advisory
  fees.................................      403,222      384,217      127,700
 Distribution fees - Advisors Preferred       19,787        9,837        5,990
 Distribution fees - Advisors Select...       20,026       19,575        6,214
 Distribution fees - Class J...........      350,463      376,724       95,069
 Distribution fees - Select............          466        2,747           72
 Administrative service fees - Advisors
  Preferred............................       11,872        5,902        3,594
 Administrative service fees - Advisors
  Select...............................       13,351       13,050        4,143
 Administrative service fees -
  Preferred............................        5,818        6,051        1,317
 Administrative service fees - Select..          606        3,571           94
 Registration fees - Class J...........       20,747       23,696       12,745
 Service fees - Advisors Preferred.....       13,455        6,689        4,073
 Service fees - Advisors Select........       16,689       16,312        5,179
 Service fees - Preferred..............        7,934        8,251        1,795
 Service fees - Select.................          699        4,120          108
 Shareholder reports - Class J.........        6,900       17,174        4,426
 Transfer and administrative fees -
  Class J..............................       84,218      146,519       49,054
 Other expenses - Class J..............           34           61           22
                                         -----------  -----------   ----------
                         Total Expenses      976,287    1,044,496      321,595
                                         -----------  -----------   ----------
 Net Investment Income (Operating Loss)    4,788,744    3,820,642      920,287

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions in affiliates.    6,454,853    7,397,884    2,632,581
 Other investment companies -
  affiliated...........................      169,710      151,915       33,627
Change in unrealized
 appreciation/depreciation of:
 Investments in affiliates.............   18,442,395   17,890,634    5,589,893
                                         -----------  -----------   ----------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currencies   25,066,958   25,440,433    8,256,101
                                         -----------  -----------   ----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations  $29,855,702  $29,261,075   $9,176,388
                                         ===========  ===========   ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                              PRINCIPAL       PRINCIPAL
                               LIFETIME   LIFETIME STRATEGIC     REAL ESTATE
                              2050 FUND      INCOME FUND       SECURITIES FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends from affiliates..  $  514,103      $1,918,334         $        --
 Dividends..................          --              --           9,667,005
 Interest...................          90             321              96,979
                              ----------      ----------         -----------
                Total Income     514,193       1,918,655           9,763,984
Expenses:
 Management and investment
  advisory fees.............      63,674         114,614           2,459,268
 Distribution fees -
  Advisors Preferred........       1,926           4,121              43,349
 Distribution fees -
  Advisors Select...........       6,076           2,280              24,673
 Distribution fees - Class J      13,523          81,645             352,456
 Distribution fees - Select.          34             148                 620
 Administrative service fees
  - Advisors Preferred......       1,156           2,473              26,010
 Administrative service fees
  - Advisors Select.........       4,051           1,520              16,449
 Administrative service fees
  - Preferred...............         999           1,674              27,560
 Administrative service fees
  - Select..................          44             193                 806
 Registration fees - Class J      12,230          12,595              17,643
 Service fees - Advisors
  Preferred.................       1,310           2,802              29,478
 Service fees - Advisors
  Select....................       5,063           1,900              20,561
 Service fees - Preferred...       1,362           2,283              37,582
 Service fees - Select......          50             223                 930
 Shareholder reports - Class
  J.........................         772           1,117              23,069
 Transfer and administrative
  fees - Class J............      17,072          24,553             192,830
 Other expenses - Class J...          10              66                 766
                              ----------      ----------         -----------
        Total Gross Expenses     129,352         254,207           3,274,050
 Less: Fees paid indirectly.          --              --              11,108
 Less: Reimbursement from
  Manager - Class J.........       1,441              --                  --
                              ----------      ----------         -----------
          Total Net Expenses     127,911         254,207           3,262,942
                              ----------      ----------         -----------
       Net Investment Income
            (Operating Loss)     386,282       1,664,448           6,501,042

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions....          --              --          24,695,274
 Investment transactions in
  affiliates................   1,206,644       2,039,163                  --
 Other investment companies
  - affiliated..............      15,363          44,347                  --
Change in unrealized
 appreciation/depreciation
 of:
 Investments................          --              --          48,591,086
 Investments in affiliates..   2,738,324       5,639,508                  --
                              ----------      ----------         -----------
 Net Realized and Unrealized
  Gain (Loss) on Investments
                         and
          Foreign Currencies   3,960,331       7,723,018          73,286,360
                              ----------      ----------         -----------
  Net Increase (Decrease) in
   Net Assets Resulting from
                  Operations  $4,346,613      $9,387,466         $79,787,402
                              ==========      ==========         ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                    SMALLCAP
                                       SMALLCAP      SMALLCAP       S&P 600
                                      BLEND FUND   GROWTH FUND     INDEX FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends..........................  $  963,418   $   144,637    $   985,810
 Interest...........................      85,549         7,584         14,700
                                      ----------   -----------    -----------
                        Total Income   1,048,967       152,221      1,000,510
Expenses:
 Management and investment advisory
  fees..............................     640,271       187,554        139,801
 Distribution fees - Advisors
  Preferred.........................       5,477         1,303         18,977
 Distribution fees - Advisors Select       3,953         1,657         19,162
 Distribution fees - Class J........     319,436       113,590        118,908
 Distribution fees - Select.........          15           525          1,847
 Administrative service fees -
  Advisors Preferred................       3,287           782         11,386
 Administrative service fees -
  Advisors Select...................       2,636         1,105         12,775
 Administrative service fees -
  Preferred.........................       5,900           751         23,078
 Administrative service fees -
  Select............................          21           683          2,401
 Registration fees - Class J........      19,416        15,110         12,271
 Service fees - Advisors Preferred..       3,725           886         12,904
 Service fees - Advisors Select.....       3,294         1,381         15,969
 Service fees - Preferred...........       8,046         1,024         31,470
 Service fees - Select..............          24           787          2,770
 Shareholder reports - Class J......      18,783         7,605          8,059
 Transfer and administrative fees -
  Class J...........................     171,759        78,755         76,367
 Other expenses - Class J...........          37            12             53
                                      ----------   -----------    -----------
                Total Gross Expenses   1,206,080       413,510        508,198
 Less: Fees paid indirectly.........       1,105         4,805             --
                                      ----------   -----------    -----------
                  Total Net Expenses   1,204,975       408,705        508,198
                                      ----------   -----------    -----------
    Net Investment Income (Operating
                               Loss)    (156,008)     (256,484)       492,312

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions............   6,657,144     2,109,753      3,547,666
 Futures contracts..................     (37,041)           --        131,766
Change in unrealized
 appreciation/depreciation of:
 Investments........................    (186,740)   (1,234,036)     8,419,054
 Futures contracts..................     (65,993)           --        (20,925)
                                      ----------   -----------    -----------
    Net Realized and Unrealized Gain
   (Loss) on Investments and Foreign
                          Currencies   6,367,370       875,717     12,077,561
                                      ----------   -----------    -----------
      Net Increase (Decrease) in Net
    Assets Resulting from Operations  $6,211,362   $   619,233    $12,569,873
                                      ==========   ===========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED OCTOBER 31, 2004
 -------------------------------------------------------------------------------

                                                                    SMALLCAP
                                                                   VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................................   $  424,451
 Interest.......................................................       26,618
                                                                   ----------
                                                    Total Income      451,069
Expenses:
 Management and investment advisory fees........................      328,987
 Distribution fees - Advisors Preferred.........................        7,470
 Distribution fees - Advisors Select............................        3,704
 Distribution fees - Class J....................................       98,929
 Distribution fees - Select.....................................          268
 Administrative service fees - Advisors Preferred...............        4,482
 Administrative service fees - Advisors Select..................        2,469
 Administrative service fees - Preferred........................        4,258
 Administrative service fees - Select...........................          349
 Registration fees - Class J....................................       12,700
 Service fees - Advisors Preferred..............................        5,079
 Service fees - Advisors Select.................................        3,086
 Service fees - Preferred.......................................        5,807
 Service fees - Select..........................................          402
 Shareholder reports - Class J..................................        5,966
 Transfer and administrative fees - Class J.....................       60,671
 Other expenses - Class J.......................................           30
                                                                   ----------
                                            Total Gross Expenses      544,657
 Less: Fees paid indirectly.....................................          440
                                                                   ----------
                                              Total Net Expenses      544,217
                                                                   ----------
                          Net Investment Income (Operating Loss)      (93,148)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................................    5,552,979
Change in unrealized appreciation/depreciation of:
 Investments....................................................     (603,042)
                                                                   ----------
      Net Realized and Unrealized Gain (Loss) on Investments and
                                              Foreign Currencies    4,949,937
                                                                   ----------
 Net Increase (Decrease) in Net Assets Resulting from Operations   $4,856,789
                                                                   ==========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                              BOND & MORTGAGE                   CAPITAL
                                 SECURITIES                  PRESERVATION
                                    FUND                         FUND
-----------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED          ENDED
                         OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $ 16,695,444   $  6,711,800   $  1,353,692    $   776,276
Net increase from
 payments by
 affiliates...........            --             --        761,657             --
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     1,937,153        914,933       (707,049)       (21,124)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     7,782,882     (1,190,085)       (54,608)        21,124
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    26,415,479      6,436,648      1,353,692        776,276
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (729,503)      (319,591)      (247,683)       (26,092)
 Advisors Select.......      (656,001)      (174,327)      (124,579)       (30,147)
 Class J...............    (3,897,279)    (2,449,026)      (845,064)      (613,262)
 Institutional.........   (10,067,582)    (3,679,971)       (51,022)       (61,260)
 Preferred.............    (1,395,445)      (836,767)       (46,902)       (19,880)
 Select................       (62,677)       (24,157)       (38,442)       (25,635)
                         ------------   ------------   ------------    -----------
    Total Dividends and
          Distributions   (16,808,487)    (7,483,839)    (1,353,692)      (776,276)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....    21,739,971     18,665,773     25,991,841      1,638,470
 Advisors Select.......    37,656,916     15,241,313     14,797,659      3,290,731
 Class J...............    73,317,481     79,672,690     16,891,634     30,845,710
 Institutional.........   208,972,712    126,571,073              5              7
 Preferred.............    25,194,498     37,242,022      2,267,110         11,835
 Select................     1,871,785      2,492,767        398,234      2,083,712
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....       729,503        319,362        245,849         26,092
 Advisors Select.......       656,001        174,102        124,232         30,147
 Class J...............     3,888,973      2,442,300        840,381        613,262
 Institutional.........    10,067,582      3,679,697         51,020         61,260
 Preferred.............     1,395,445        836,520         46,717         19,880
 Select................        62,677         23,912         38,442         25,635
Shares redeemed:
 Advisors Preferred....    (8,749,923)    (6,698,101)    (7,529,782)    (1,595,317)
 Advisors Select.......   (19,474,787)    (3,125,791)    (8,590,433)    (2,623,630)
 Class J...............   (30,445,747)   (23,456,025)   (14,811,595)    (5,459,576)
 Institutional.........   (16,013,323)    (6,515,093)            --             (2)
 Preferred.............   (17,854,526)   (11,892,683)      (502,549)    (1,252,054)
 Select................      (609,023)    (1,719,300)      (299,328)    (2,185,558)
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   292,406,215    233,954,538     29,959,437     25,530,604
                         ------------   ------------   ------------    -----------
         Total Increase
             (Decrease)   302,013,207    232,907,347     29,959,437     25,530,604
NET ASSETS
Beginning of period....   337,710,621    104,803,274     48,798,794     23,268,190
                         ------------   ------------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $639,723,828   $337,710,621   $ 78,758,231    $48,798,794
                         ============   ============   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,032,801   $     62,862   $         --    $   139,071
                         ============   ============   ============    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                                             HIGH QUALITY
                                 GOVERNMENT               INTERMEDIATE-TERM
                              SECURITIES FUND                 BOND FUND
----------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR           YEAR
                            ENDED          ENDED         ENDED          ENDED
                         OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                            2004           2003           2004           2003
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  3,046,759   $  2,292,857   $ 1,732,086    $   926,453
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       (26,231)       163,683       566,257        299,179
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       930,294     (1,555,332)      492,905       (385,276)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     3,950,822        901,208     2,791,248        840,356
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (82,489)       (30,348)     (852,691)       (73,749)
 Advisors Select.......      (158,490)       (74,118)      (39,485)       (56,907)
 Class J...............    (3,087,049)    (2,304,868)     (541,355)      (477,421)
 Institutional.........          (422)      (363,983)         (383)          (450)
 Preferred.............      (242,026)      (143,315)     (345,100)      (281,906)
 Select................       (34,826)       (10,453)         (384)       (50,367)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....            --             --        (6,082)            --
 Advisors Select.......            --             --        (3,622)            --
 Class J...............            --             --      (128,812)            --
 Institutional.........            --             --           (75)            --
 Preferred.............            --             --       (58,509)            --
 Select................            --             --           (79)            --
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (3,605,302)    (2,927,085)   (1,976,577)      (940,800)
CAPITAL SHARE
 TRANSACTIONS
Shares Sold:
 Advisors Preferred....     2,571,957      1,522,367    38,136,017        495,697
 Advisors Select.......     3,935,644      5,031,972     2,933,183      1,380,885
 Class J...............    32,286,304     67,863,953     8,585,091     12,925,441
 Institutional.........            --     12,713,311            --             --
 Preferred.............     4,187,177      4,785,955     8,376,652      2,990,125
 Select................       578,397        793,827         1,071             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        82,489         27,795       858,773         25,723
 Advisors Select.......       158,490         71,697        43,107         11,011
 Class J...............     3,078,303      2,291,916       665,899        470,400
 Institutional.........            --        363,565            --             --
 Preferred.............       242,026        140,534       403,609        229,991
 Select................        34,826          7,766            20             --
Shares redeemed:
 Advisors Preferred....      (763,678)      (648,844)   (4,932,909)    (1,628,040)
 Advisors Select.......    (2,033,112)    (1,566,690)   (1,869,377)    (2,269,895)
 Class J...............   (23,609,704)   (23,180,881)   (5,067,040)    (5,477,729)
 Institutional.........            --    (34,160,264)           --             --
 Preferred.............    (2,208,375)    (1,549,584)   (3,296,106)    (3,047,513)
 Select................      (224,289)      (153,011)          (88)    (1,466,969)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    18,316,455     34,355,384    44,837,902      4,639,127
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)    18,661,975     32,329,507    45,652,573      4,538,683
NET ASSETS
Beginning of period....   100,584,655     68,255,148    25,456,326     20,917,643
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $119,246,630   $100,584,655   $71,108,899    $25,456,326
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     47,822   $    108,067   $   127,659    $    37,267
                         ============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                               HIGH QUALITY                 HIGH QUALITY
                                LONG-TERM                    SHORT-TERM
                                BOND FUND                    BOND FUND
----------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED           ENDED
                        OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                            2004          2003          2004            2003
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   571,512   $   571,567   $  1,097,651    $    839,414
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      164,609       108,118         50,179         284,757
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       54,143        35,055       (396,544)       (283,913)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      790,264       714,740        751,286         840,258
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (5,888)      (26,216)       (89,532)        (14,342)
 Advisors Select.......      (87,749)      (77,372)        (5,163)         (6,293)
 Class J...............     (337,198)     (308,463)      (947,813)       (607,132)
 Institutional.........         (458)         (492)          (315)       (153,428)
 Preferred.............     (125,439)     (151,501)      (120,877)       (101,896)
 Select................       (3,697)      (25,914)          (313)           (377)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....         (480)           --         (2,955)             --
 Advisors Select.......       (9,410)           --         (1,064)             --
 Class J...............      (41,126)           --       (136,827)             --
 Institutional.........          (45)           --            (37)             --
 Preferred.............      (13,664)           --        (13,450)             --
 Select................          (89)           --            (42)             --
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions     (625,243)     (589,958)    (1,318,388)       (883,468)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       88,086       103,863     11,391,613         426,054
 Advisors Select.......    1,014,525     2,676,314        186,575         348,109
 Class J...............    4,323,400     8,470,891     22,154,079      30,576,793
 Institutional.........           --            --             --       4,534,641
 Preferred.............      933,707     3,479,680      2,916,501         895,530
 Select................      179,413            --             --              --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        6,368         1,601         92,487          14,071
 Advisors Select.......       97,159        53,745          6,227           5,369
 Class J...............      375,809       303,935      1,080,868         602,647
 Institutional.........           --            --             --         153,055
 Preferred.............      139,103       125,375        134,327         101,617
 Select................        3,095            --             --              --
Shares redeemed:
 Advisors Preferred....      (11,995)   (2,271,581)   (11,410,171)        (75,814)
 Advisors Select.......     (533,920)   (2,876,624)      (391,063)        (98,278)
 Class J...............   (4,059,701)   (4,871,771)   (13,212,361)     (7,257,866)
 Institutional.........           --            --             --     (14,279,729)
 Preferred.............   (2,435,279)   (2,832,832)      (952,967)       (330,964)
 Select................      (79,094)   (2,250,000)            --              --
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions       40,676       112,596     11,996,115      15,615,235
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)      205,697       237,378     11,429,013      15,572,025
NET ASSETS
Beginning of period....   14,727,827    14,490,449     40,321,344      24,749,319
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $14,933,524   $14,727,827   $ 51,750,357    $ 40,321,344
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    32,355   $     9,251   $     44,212    $     10,497
                         ===========   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                              INTERNATIONAL
                                 EMERGING                  INTERNATIONAL
                               MARKETS FUND                    FUND I
----------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED           ENDED
                        OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                            2004          2003          2004            2003
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    82,334   $    55,148   $    508,919    $    259,354
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    3,312,540       266,347     11,819,086      (5,124,884)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      148,273     4,066,015       (807,525)     11,536,377
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    3,543,147     4,387,510     11,520,480       6,670,847
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (15,657)           --         (9,905)        (10,130)
 Advisors Select.......       (7,645)           --           (957)         (6,109)
 Class J...............       (3,162)           --             --          (4,458)
 Institutional.........         (156)           --        (75,706)        (79,474)
 Preferred.............      (24,537)           --        (41,291)        (43,930)
 Select................      (13,787)           --           (257)            (60)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions      (64,944)           --       (128,116)       (144,161)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      572,548       333,212      4,773,670       3,018,198
 Advisors Select.......       36,384         4,584      3,793,869       2,209,717
 Class J...............   22,080,279     8,952,851     32,278,937      18,169,543
 Institutional.........           --     2,059,260      5,419,918      15,379,844
 Preferred.............    1,424,319       957,931      5,612,260       7,825,838
 Select................           --            --      1,718,939              --
Shares issued in
 acquisitions:
 Advisors Preferred....           --            --             --       1,037,521
 Advisors Select.......           --            --             --       1,034,750
 Class J...............           --            --             --       5,487,717
 Institutional.........           --            --             --           8,703
 Preferred.............           --            --             --       1,096,063
 Select................           --            --             --       1,037,491
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        5,138            --          9,811          10,130
 Advisors Select.......           32            --            947           6,109
 Class J...............        3,122            --             --           4,448
 Institutional.........           --            --         75,630          79,462
 Preferred.............        8,862            --         41,031          43,930
 Select................           --            --             25              --
Shares redeemed:
 Advisors Preferred....     (325,541)     (184,304)    (1,657,755)     (3,924,695)
 Advisors Select.......       (1,891)           --     (1,989,011)     (3,922,152)
 Class J...............   (7,542,165)   (4,161,829)    (8,988,658)     (5,006,650)
 Institutional.........           --    (4,433,712)       (27,724)    (26,728,771)
 Preferred.............     (917,996)     (284,124)    (4,013,755)     (7,073,626)
 Select................           --            --       (452,311)     (3,447,620)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   15,343,091     3,243,869     36,595,823       6,345,950
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)   18,821,294     7,631,379     47,988,187      12,872,636
NET ASSETS
Beginning of period....   17,221,694     9,590,315     56,503,185      43,630,549
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $36,042,988   $17,221,694   $104,491,372    $ 56,503,185
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $    15,546   $    466,782    $    110,767
                         ===========   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                               INTERNATIONAL                   LARGECAP
                                  FUND II                    BLEND FUND I
-----------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR           PERIOD
                            ENDED          ENDED          ENDED          ENDED
                         OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                            2004           2003           2004         2003 /(A)/
                        -------------  -------------  -------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  4,219,843   $  2,164,734   $    220,764    $    91,039
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    44,732,262     (3,905,671)     1,123,848        271,945
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     6,422,734     46,641,575      3,455,110      1,763,604
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    55,374,839     44,900,638      4,799,722      2,126,588
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (15,162)            --           (429)            --
 Advisors Select.......        (2,706)            --           (208)            --
 Class J...............       (10,730)            --            N/A            N/A
 Institutional.........    (2,653,314)            --       (111,624)            --
 Preferred.............        (6,894)            --           (800)            --
 Select................          (867)            --           (664)            --
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....            --             --         (2,677)            --
 Advisors Select.......            --             --         (2,677)            --
 Institutional.........            --             --       (265,144)            --
 Preferred.............            --             --         (2,677)            --
 Select................            --             --         (2,677)            --
                         ------------   ------------   ------------    -----------
    Total Dividends and
          Distributions    (2,689,673)            --       (389,577)            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....     3,047,201      1,238,771             28        100,000
 Advisors Select.......     5,284,191        557,971             15        100,000
 Class J...............    11,733,031      5,393,127            N/A            N/A
 Institutional.........   121,046,435    104,986,209    247,110,786      9,977,093
 Preferred.............     3,800,651        358,536             --        100,000
 Select................       112,851        100,085             33        100,000
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        15,162             --             --             --
 Advisors Select.......         2,706             --             --             --
 Class J...............        10,730             --            N/A            N/A
 Institutional.........     2,653,314             --         11,680             --
 Preferred.............         6,894             --             --             --
 Select................           867             --             --             --
Shares redeemed:
 Advisors Preferred....      (987,074)      (512,356)      (118,000)            --
 Advisors Select.......    (1,314,072)      (297,370)      (117,000)            --
 Class J...............    (2,094,683)    (2,496,337)           N/A            N/A
 Institutional.........   (27,620,777)   (56,451,982)   (15,438,287)      (110,343)
 Preferred.............    (2,838,067)      (453,739)      (118,000)            --
 Select................       (20,257)      (244,115)      (118,000)            --
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   112,839,103     52,178,800    231,213,255     10,266,750
                         ------------   ------------   ------------    -----------
Redemption Fees - Class
 J.....................            --            306            N/A            N/A
                         ------------   ------------   ------------    -----------
         Total Increase
             (Decrease)   165,524,269     97,079,744    235,623,400     12,393,338
NET ASSETS
Beginning of period....   220,814,298    123,734,554     12,393,338             --
                         ------------   ------------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $386,338,567   $220,814,298   $248,016,738    $12,393,338
                         ============   ============   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  3,978,253   $  2,149,135   $    198,078    $    91,039
                         ============   ============   ============    ===========



/(a) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                                               LARGECAP
                                 LARGECAP                    S&P 500 INDEX
                                GROWTH FUND                      FUND
------------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED         ENDED          ENDED            ENDED
                         OCTOBER 31,   OCTOBER 31,    OCTOBER 31,      OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  ------------  --------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    221,806   $    72,739   $   6,661,403    $  2,459,626
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     4,477,317    (4,020,503)     31,942,193         882,068
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (1,726,383)   12,052,315      (1,442,844)     49,881,119
                         ------------   -----------   -------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     2,972,740     8,104,551      37,160,752      53,222,813
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....            --            --        (211,701)        (55,265)
 Advisors Select.......            --            --        (100,272)        (21,408)
 Class J...............            --            --        (486,991)       (172,397)
 Institutional.........       (79,529)      (23,011)     (1,516,071)            (85)
 Preferred.............            --            --        (888,276)       (391,997)
 Select................            --            --         (35,791)         (9,229)
                         ------------   -----------   -------------    ------------
    Total Dividends and
          Distributions       (79,529)      (23,011)     (3,239,102)       (650,381)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       575,667     2,642,708      74,903,219      32,543,398
 Advisors Select.......        49,175        58,608      37,839,930      20,172,969
 Class J...............     6,359,014     5,991,727     112,323,697      92,300,008
 Institutional.........    62,010,912    38,674,316     129,739,311     101,049,967
 Preferred.............     1,217,101     1,764,429      63,125,873      57,944,195
 Select................        22,211        30,388       8,038,437       3,108,260
Shares issued in
 acquisitions:
 Advisors Preferred....            --         9,974              --              --
 Advisors Select.......            --        99,696              --              --
 Class J...............            --     2,150,923              --              --
 Institutional.........            --       196,146              --              --
 Preferred.............            --       510,092              --              --
 Select................            --        14,848              --              --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....            --            --         211,701          50,010
 Advisors Select.......            --            --         100,272          17,680
 Class J...............            --            --         486,619         171,436
 Institutional.........        79,529        22,998       1,516,071              --
 Preferred.............            --            --         888,267         391,931
 Select................            --            --          35,791           2,341
Shares redeemed:
 Advisors Preferred....      (849,608)   (2,751,845)    (17,587,765)    (12,633,936)
 Advisors Select.......       (60,078)     (805,807)     (9,819,543)     (4,165,462)
 Class J...............    (3,469,828)   (2,029,915)    (34,368,894)    (18,188,489)
 Institutional.........    (3,464,287)   (7,953,858)   (252,951,181)     (2,508,822)
 Preferred.............      (606,349)   (2,447,402)    (32,699,709)    (15,750,303)
 Select................        (2,313)     (739,866)     (1,769,561)     (1,332,954)
                         ------------   -----------   -------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    61,861,146    35,438,160      80,012,535     253,172,229
                         ------------   -----------   -------------    ------------
Redemption Fees - Class
 J.....................            --            --           1,590           1,280
                         ------------   -----------   -------------    ------------
         Total Increase
             (Decrease)    64,754,357    43,519,700     113,935,775     305,745,941
NET ASSETS
Beginning of period....    75,920,913    32,401,213     407,162,807     101,416,866
                         ------------   -----------   -------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $140,675,270   $75,920,913   $ 521,098,582    $407,162,807
                         ============   ===========   =============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    194,686   $    53,034   $   5,673,190    $  2,250,889
                         ============   ===========   =============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  LARGECAP                      MIDCAP
                                 VALUE FUND                   BLEND FUND
-----------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED          ENDED
                         OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,390,572   $    725,984   $    219,921    $   (34,442)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     8,781,934       (886,746)     7,268,618      1,137,455
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (1,369,610)     8,756,109      1,390,580      6,669,090
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     8,802,896      8,595,347      8,879,119      7,772,103
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....          (898)        (6,184)        (7,148)        (3,788)
 Advisors Select.......        (7,898)        (5,930)          (376)        (1,181)
 Class J...............       (15,893)        (3,746)       (27,215)        (3,280)
 Institutional.........      (817,104)      (335,770)          (101)           (38)
 Preferred.............       (29,181)       (26,155)       (28,333)        (4,296)
 Select................           (84)        (6,887)           (63)        (2,927)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....            --             --         (9,345)            --
 Advisors Select.......            --             --         (1,003)            --
 Class J...............            --             --       (230,901)            --
 Institutional.........            --             --            (40)            --
 Preferred.............            --             --        (18,935)            --
 Select................            --             --            (67)            --
Tax return of capital
 distributions:
 Advisors Preferred....            --             --             --         (5,075)
 Advisors Select.......            --             --             --         (1,583)
 Class J...............            --             --             --         (4,396)
 Institutional.........            --             --             --            (52)
 Preferred.............            --             --             --         (5,756)
 Select................            --             --             --         (3,923)
                         ------------   ------------   ------------    -----------
    Total Dividends and
          Distributions      (871,058)      (384,672)      (323,527)       (36,295)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       978,845        386,880     16,709,228        771,106
 Advisors Select.......       586,063        711,600        834,912        123,523
 Class J...............     9,033,151      7,071,963     37,272,652     21,942,083
 Institutional.........    49,968,393     40,685,620            289             --
 Preferred.............     2,601,332        613,763      3,200,705      3,156,447
 Select................         4,513             --      1,204,837            331
Shares issued in
 acquisitions:
 Advisors Preferred....            --             --             --        646,073
 Advisors Select.......            --             --             --        644,268
 Class J...............            --             --             --      4,359,637
 Institutional.........            --             --             --        657,587
 Preferred.............            --             --             --        652,670
 Select................            --             --             --        650,149
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           898          1,280         16,493          4,188
 Advisors Select.......         7,898          2,914          1,354             24
 Class J...............        15,893          3,641        258,021          7,611
 Institutional.........       817,104        335,686             --             --
 Preferred.............        29,181         18,005         47,268          1,803
 Select................            --             --             29             --
Shares redeemed:
 Advisors Preferred....      (323,987)    (1,323,076)   (18,419,531)      (418,697)
 Advisors Select.......    (1,560,305)      (899,277)    (2,171,755)        (9,389)
 Class J...............    (2,712,157)    (1,109,473)    (9,995,086)    (4,204,976)
 Institutional.........   (18,926,038)   (14,232,489)      (689,701)            --
 Preferred.............    (2,506,048)    (1,682,427)    (4,072,342)      (108,937)
 Select................            (8)    (1,129,267)    (2,197,616)          (173)
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    38,014,728     29,455,343     21,999,757     28,875,328
                         ------------   ------------   ------------    -----------
         Total Increase
             (Decrease)    45,946,566     37,666,018     30,555,349     36,611,136
NET ASSETS
Beginning of period....    76,298,846     38,632,828     55,654,133     19,042,997
                         ------------   ------------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $122,245,412   $ 76,298,846   $ 86,209,482    $55,654,133
                         ============   ============   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,110,714   $    598,417   $    154,609    $        --
                         ============   ============   ============    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                                              MIDCAP
                                  MIDCAP                  S&P 400 INDEX
                               GROWTH FUND                     FUND
--------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR           YEAR
                           ENDED         ENDED         ENDED          ENDED
                        OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                            2004          2003          2004           2003
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (164,583)  $   (88,778)  $   210,605    $    99,611
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      904,031       299,990     1,631,149        133,103
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (365,544)    1,787,954     2,276,173      7,142,597
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      373,904     1,999,166     4,117,927      7,375,311
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....           --            --       (10,061)        (4,339)
 Advisors Select.......           --            --        (4,430)        (1,404)
 Institutional.........           --            --           (95)           (73)
 Preferred.............           --            --       (96,744)       (54,171)
 Select................           --            --        (7,756)        (5,132)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --            --       (26,336)            --
 Advisors Select.......           --            --       (33,582)            --
 Class J...............           --            --      (150,698)            --
 Institutional.........           --            --          (116)            --
 Preferred.............           --            --      (167,844)            --
 Select................           --            --       (16,751)            --
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions           --            --      (514,413)       (65,119)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       71,789        45,453     6,327,579      2,094,077
 Advisors Select.......      215,791       709,725     8,562,950      2,706,168
 Class J...............    8,032,251     6,057,585     7,616,348      6,122,254
 Institutional.........    2,034,833     6,133,206            --             --
 Preferred.............       81,865         9,809    12,077,303      9,525,056
 Select................           --            --     1,334,631      1,551,218
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           --            --        36,397          1,409
 Advisors Select.......           --            --        38,006            316
 Class J...............           --            --       150,636             --
 Preferred.............           --            --       264,588         47,877
 Select................           --            --        24,508             27
Shares redeemed:
 Advisors Preferred....      (45,474)     (461,136)   (2,637,455)    (1,837,802)
 Advisors Select.......     (132,414)     (639,360)   (2,515,538)    (1,537,051)
 Class J...............   (3,491,119)   (1,732,390)   (2,754,996)    (1,542,421)
 Institutional.........   (2,151,351)     (513,037)           --             --
 Preferred.............      (21,907)     (437,660)   (7,965,175)    (4,703,177)
 Select................      (20,000)     (403,750)     (564,562)    (1,388,904)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    4,574,264     8,768,445    19,995,220     11,039,047
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    4,948,168    10,767,611    23,598,734     18,349,239
NET ASSETS
Beginning of period....   16,651,823     5,884,212    35,732,170     17,382,931
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $21,599,991   $16,651,823   $59,330,904    $35,732,170
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $        --   $   173,673    $    83,063
                         ===========   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                                                MONEY
                                  MIDCAP                        MARKET
                                VALUE FUND                       FUND
-----------------------------------------------------------------------------------
                            YEAR           YEAR          YEAR            YEAR
                            ENDED         ENDED          ENDED           ENDED
                         OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                            2004           2003          2004            2003
                        -------------  ------------  -------------  ---------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $     93,324   $    25,031   $    556,812    $    159,486
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     5,481,145       777,144             --              --
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       493,172     6,249,496             --              --
                         ------------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     6,067,641     7,051,671        556,812         159,486
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....        (5,868)       (3,150)       (20,224)        (10,250)
 Advisors Select.......          (323)          (38)       (13,151)         (9,419)
 Class J...............       (64,026)      (41,761)      (102,127)        (22,891)
 Institutional.........        (6,765)         (104)      (344,214)        (89,140)
 Preferred.............        (1,118)         (109)       (72,752)        (27,734)
 Select................          (273)          (75)        (4,344)            (52)
                         ------------   -----------   ------------    ------------
    Total Dividends and
          Distributions       (78,373)      (45,237)      (556,812)       (159,486)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       616,580       557,900     38,670,546      11,761,656
 Advisors Select.......        99,527        79,780     77,569,137      45,537,759
 Class J...............    34,229,949    25,176,789     97,590,462     105,081,568
 Institutional.........       933,302       158,267     36,889,806      22,965,685
 Preferred.............       205,254       101,591     40,844,625      33,331,472
 Select................         5,751        36,257     28,251,290       1,072,854
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....         5,868         3,094         20,093          10,201
 Advisors Select.......           323            --         13,123           9,301
 Class J...............        64,004        41,539        100,835          22,403
 Institutional.........         6,637            --        344,214          89,086
 Preferred.............         1,118            23         72,285          27,455
 Select................           273            --          3,883               4
Shares redeemed:
 Advisors Preferred....      (175,427)     (921,038)   (35,858,338)     (9,260,912)
 Advisors Select.......       (43,472)     (717,320)   (76,682,827)    (40,616,350)
 Class J...............   (10,482,870)   (5,124,912)   (60,472,660)    (46,566,722)
 Institutional.........      (282,411)      (76,851)    (4,640,121)       (893,755)
 Preferred.............      (105,792)     (742,887)   (34,748,881)    (26,877,124)
 Select................        (1,921)     (723,387)   (26,781,467)     (1,072,600)
                         ------------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    25,076,693    17,848,845     81,186,005      94,621,981
                         ------------   -----------   ------------    ------------
         Total Increase
             (Decrease)    31,065,961    24,855,279     81,186,005      94,621,981
NET ASSETS
Beginning of period....    49,087,358    24,232,079    137,531,807      42,909,826
                         ------------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 80,153,319   $49,087,358   $218,717,812    $137,531,807
                         ============   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     17,441   $    10,817   $         --    $         --
                         ============   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                    PARTNERS               PARTNERS
                                  INTERNATIONAL         LARGECAP BLEND
                                      FUND                   FUND
-------------------------------------------------------------------------------
                                     PERIOD          YEAR            YEAR
                                      ENDED          ENDED           ENDED
                                   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                   2004 /(A)/        2004            2003
                                  -------------  -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)..........................  $    474,908   $  3,755,357    $  2,794,842
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions..     1,575,474     41,923,337      (1,818,118)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in
 foreign currencies.............    12,985,862     (8,929,363)     41,418,701
                                  ------------   ------------    ------------
  Net Increase (Decrease) in Net
           Assets Resulting from
                      Operations    15,036,244     36,749,331      42,395,425
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Advisors Preferred.............            --        (45,467)             --
 Advisors Select................            --        (19,846)             --
 Class J........................           N/A         (6,971)             --
 Institutional..................            --     (2,905,946)       (974,528)
 Preferred......................            --       (175,340)        (22,152)
 Select.........................            --        (11,003)         (1,374)
                                  ------------   ------------    ------------
             Total Dividends and
                   Distributions            --     (3,164,573)       (998,054)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred.............        87,867     15,561,508      12,492,301
 Advisors Select................     1,693,611     16,027,363      10,349,350
 Class J........................           N/A     25,608,005      15,332,248
 Institutional..................   186,977,535    178,969,772     136,545,203
 Preferred......................        11,433     21,507,307      19,176,211
 Select.........................       187,630      5,772,723       1,207,517
Shares issued in reinvestment of
 dividends and distributions:
 Advisors Preferred.............            --         42,873              --
 Advisors Select................            --         18,627              --
 Class J........................           N/A          6,965              --
 Institutional..................            --      2,905,946         974,528
 Preferred......................            --        175,340          22,152
 Select.........................            --          6,937               3
Shares redeemed:
 Advisors Preferred.............        (1,156)    (5,661,837)     (2,562,591)
 Advisors Select................          (338)    (5,944,817)     (1,337,090)
 Class J........................           N/A     (4,813,241)     (1,749,665)
 Institutional..................    (8,495,452)   (34,360,622)    (22,191,183)
 Preferred......................            --    (10,792,590)     (3,591,148)
 Select.........................        (1,895)    (2,389,149)        (48,400)
                                  ------------   ------------    ------------
  Net Increase (Decrease) in Net
       Assets from Capital Share
                    Transactions   180,459,235    202,641,110     164,619,436
                                  ------------   ------------    ------------
       Total Increase (Decrease)   195,495,479    236,225,868     206,016,807
NET ASSETS
Beginning of period.............            --    356,945,914     150,929,107
                                  ------------   ------------    ------------
End of period (including
 undistributed net investment
 income as set forth below).....  $195,495,479   $593,171,782    $356,945,914
                                  ============   ============    ============
Undistributed (Overdistributed)
 Net Investment Income
 (Operating Loss)...............  $    491,927   $  2,953,047    $  2,486,870
                                  ============   ============    ============



/(a) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                 PARTNERS                   PARTNERS
                                 LARGECAP                   LARGECAP
                               BLEND FUND I                GROWTH FUND
-------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR         PERIOD
                           ENDED         ENDED         ENDED          ENDED
                        OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                            2004          2003          2004       2003 /(A)/
                        ------------  ------------  ------------  -------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   105,722   $    60,409   $   (36,642)   $   (6,084)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    1,614,548    (1,126,832)      806,898       (27,586)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      463,109     4,104,390    (1,049,428)    1,224,145
                         -----------   -----------   -----------    ----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    2,183,379     3,037,967      (279,172)    1,190,475
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (9,205)       (6,686)           --            --
 Advisors Select.......       (6,755)       (2,490)           --            --
 Class J...............      (20,016)      (13,416)           --            --
 Institutional.........          (87)          (73)           --            --
 Preferred.............      (23,411)      (12,382)           --            --
 Select................       (6,188)       (5,300)           --            --
                         -----------   -----------   -----------    ----------
    Total Dividends and
          Distributions      (65,662)      (40,347)           --            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      539,455       507,060        26,660       100,000
 Advisors Select.......    1,155,403     1,915,677     2,197,821       100,000
 Class J...............   10,984,958     6,858,015     4,151,741     2,826,745
 Institutional.........           --            --            --     4,500,000
 Preferred.............    1,363,291     1,398,901            --       100,000
 Select................      335,344            --            --       100,000
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        4,805         2,823            --            --
 Advisors Select.......        3,953            --            --            --
 Class J...............       19,921        13,315            --            --
 Preferred.............       16,086         6,157            --            --
Shares redeemed:
 Advisors Preferred....   (1,260,641)     (171,885)           --            --
 Advisors Select.......   (1,233,841)     (721,663)      (64,944)           --
 Class J...............   (3,076,649)   (1,855,941)   (1,120,962)     (415,686)
 Preferred.............   (2,018,735)     (345,468)           --            --
 Select................     (956,503)           --            --            --
                         -----------   -----------   -----------    ----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    5,876,847     7,606,991     5,190,316     7,311,059
                         -----------   -----------   -----------    ----------
         Total Increase
             (Decrease)    7,994,564    10,604,611     4,911,144     8,501,534
NET ASSETS
Beginning of period....   23,666,382    13,061,771     8,501,534            --
                         -----------   -----------   -----------    ----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $31,660,946   $23,666,382   $13,412,678    $8,501,534
                         ===========   ===========   ===========    ==========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    83,259   $    44,708   $        --    $       --
                         ===========   ===========   ===========    ==========



/(a) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                  PARTNERS                     PARTNERS
                              LARGECAP GROWTH               LARGECAP GROWTH
                                   FUND I                       FUND II
-----------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED          ENDED
                         OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,006,223   $  1,483,431   $   (273,772)   $   (57,618)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    52,851,731     (8,407,841)     4,466,541      1,483,766
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (28,809,040)    77,854,572      2,564,028      5,923,629
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    25,048,914     70,930,162      6,756,797      7,349,777
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Institutional.........    (1,423,003)      (600,077)            --             --
 Preferred.............        (2,791)            --             --             --
                         ------------   ------------   ------------    -----------
    Total Dividends and
          Distributions    (1,425,794)      (600,077)            --             --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....    18,922,233     19,797,942      4,948,491      4,275,320
 Advisors Select.......     9,713,098     18,295,440      7,688,584      1,143,580
 Class J...............    11,170,500      5,856,524      4,432,129      1,993,524
 Institutional.........   133,509,523    236,022,204    119,979,713     49,493,627
 Preferred.............    12,339,067     15,480,987     16,335,647         46,494
 Select................     3,621,539      1,901,809      1,987,053             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Institutional.........     1,423,003        600,077             --             --
 Preferred.............         2,791             --             --             --
Shares redeemed:
 Advisors Preferred....    (9,671,613)    (6,415,121)    (3,476,769)      (430,430)
 Advisors Select.......    (6,262,035)    (5,207,467)    (2,102,593)       (51,528)
 Class J...............    (3,542,403)    (1,449,059)    (1,209,924)      (686,628)
 Institutional.........   (43,563,375)   (73,831,280)   (11,635,360)    (2,137,075)
 Preferred.............    (9,767,890)    (9,927,459)    (2,259,633)       (58,767)
 Select................    (1,464,987)    (1,053,253)      (881,018)            --
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   116,429,451    200,071,344    133,806,320     53,588,117
                         ------------   ------------   ------------    -----------
         Total Increase
             (Decrease)   140,052,571    270,401,429    140,563,117     60,937,894
NET ASSETS
Beginning of period....   586,310,784    315,909,355     69,310,845      8,372,951
                         ------------   ------------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $726,363,355   $586,310,784   $209,873,962    $69,310,845
                         ============   ============   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    321,996   $  1,215,142   $    (20,569)   $    (4,022)
                         ============   ============   ============    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                         PARTNERS                  PARTNERS
                                         LARGECAP               LARGECAP VALUE
                                        VALUE FUND                  FUND I
-------------------------------------------------------------------------------
                                  YEAR             YEAR             PERIOD
                                  ENDED            ENDED            ENDED
                               OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                  2004             2003           2004 /(A)/
                             ---------------  ---------------  ----------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss)..........  $   17,125,082   $   13,404,161     $   26,023
Net realized gain (loss)
 from investment
 transactions and foreign
 currency transactions.....      33,686,777      (15,381,551)        (3,085)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets and
 liabilities in foreign
 currencies................      79,675,831      169,453,378        243,328
                             --------------   --------------     ----------
 Net Increase (Decrease) in
  Net Assets Resulting from
                 Operations     130,487,690      167,475,988        266,266
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS
From net investment income:
 Advisors Preferred........        (153,849)         (15,684)            --
 Advisors Select...........        (126,063)         (12,523)            --
 Class J...................        (109,857)          (5,502)           N/A
 Institutional.............     (13,937,540)      (5,633,205)            --
 Preferred.................        (330,867)         (97,962)            --
 Select....................         (11,372)          (6,613)            --
                             --------------   --------------     ----------
        Total Dividends and
              Distributions     (14,669,548)      (5,771,489)            --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred........      27,284,929       11,714,257         10,000
 Advisors Select...........      25,642,073        9,060,514         10,000
 Class J...................      27,283,089       10,899,086            N/A
 Institutional.............     289,938,303      413,096,143      4,961,053
 Preferred.................      24,309,940       19,542,027         10,000
 Select....................      14,134,739          930,292         10,000
Shares issued in
 reinvestment of dividends
 and distributions:
 Advisors Preferred........         153,849           11,338             --
 Advisors Select...........         126,063            9,819             --
 Class J...................         109,813            5,495            N/A
 Institutional.............      13,937,540        5,633,205             --
 Preferred.................         330,867           97,962             --
 Select....................          11,372              318             --
Shares redeemed:
 Advisors Preferred........      (6,978,317)      (4,242,152)            --
 Advisors Select...........      (6,771,151)      (2,611,514)            --
 Class J...................      (5,601,123)      (2,064,688)           N/A
 Institutional.............    (203,821,268)     (47,810,522)            --
 Preferred.................      (7,528,337)      (8,091,601)            --
 Select....................      (1,907,104)      (1,188,271)            --
                             --------------   --------------     ----------
 Net Increase (Decrease) in
    Net Assets from Capital
         Share Transactions     190,655,277      404,991,708      5,001,053
                             --------------   --------------     ----------
  Total Increase (Decrease)     306,473,419      566,696,207      5,267,319
NET ASSETS
Beginning of period........   1,032,211,569      465,515,362             --
                             --------------   --------------     ----------
End of period (including
 undistributed net
 investment income as set
 forth below)..............  $1,338,684,988   $1,032,211,569     $5,267,319
                             ==============   ==============     ==========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)..........  $   13,636,023   $   11,375,862     $   26,023
                             ==============   ==============     ==========



/(a) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                             PARTNERS              PARTNERS
                                          MIDCAP GROWTH          MIDCAP GROWTH
                                               FUND                 FUND I
-------------------------------------------------------------------------------
                                        YEAR          YEAR          PERIOD
                                       ENDED         ENDED           ENDED
                                    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                                        2004          2003        2004 /(A)/
                                    ------------  ------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)............................  $  (472,643)  $  (155,538)   $   (317,103)
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions....     (257,608)    1,081,551      (1,165,395)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in foreign
 currencies.......................    1,130,960     3,457,603       4,994,297
                                    -----------   -----------    ------------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations      400,709     4,383,616       3,511,799
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred...............   12,444,842     3,134,250         718,952
 Advisors Select..................    7,512,848     2,066,500         233,324
 Class J..........................   10,432,870     6,738,949             N/A
 Institutional....................           --            --     141,149,674
 Preferred........................    4,704,381     6,962,867         153,392
 Select...........................      110,453            --          10,000
Shares redeemed:
 Advisors Preferred...............   (3,394,190)     (885,192)             --
 Advisors Select..................   (3,043,530)     (769,974)             --
 Class J..........................   (4,784,234)   (1,594,168)            N/A
 Institutional....................           --            --     (15,746,235)
 Preferred........................   (3,715,307)   (1,819,588)             (4)
 Select...........................     (420,286)     (375,000)             --
                                    -----------   -----------    ------------
    Net Increase (Decrease) in Net
         Assets from Capital Share
                      Transactions   19,847,847    13,458,644     126,519,103
                                    -----------   -----------    ------------
         Total Increase (Decrease)   20,248,556    17,842,260     130,030,902
NET ASSETS
Beginning of period...............   24,257,318     6,415,058              --
                                    -----------   -----------    ------------
End of period (including
 undistributed net investment
 income as set forth below).......  $44,505,874   $24,257,318    $130,030,902
                                    ===========   ===========    ============
Undistributed (Overdistributed)
 Net Investment Income (Operating
 Loss)............................  $        --   $        --    $         --
                                    ===========   ===========    ============



/(a) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                            PARTNERS               PARTNERS
                                          MIDCAP VALUE           MIDCAP VALUE
                                              FUND                  FUND I
-------------------------------------------------------------------------------
                                      YEAR           YEAR           PERIOD
                                      ENDED          ENDED           ENDED
                                   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                      2004           2003         2004 /(A)/
                                  -------------  -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)..........................  $     68,789   $    (55,902)   $    717,585
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions..    20,105,658      2,471,027       3,718,035
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in
 foreign currencies.............     4,030,440     16,896,198      26,425,539
                                  ------------   ------------    ------------
  Net Increase (Decrease) in Net
           Assets Resulting from
                      Operations    24,204,887     19,311,323      30,861,159
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Institutional..................       (39,426)            --              --
From net realized gain on
 investments and foreign
 currency transactions:
 Advisors Preferred.............       (44,704)            --              --
 Advisors Select................       (40,639)            --              --
 Class J........................      (178,393)            --             N/A
 Institutional..................    (1,163,818)            --              --
 Preferred......................       (42,748)            --              --
 Select.........................       (22,214)            --              --
                                  ------------   ------------    ------------
             Total Dividends and
                   Distributions    (1,531,942)            --              --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred.............     4,994,299      2,235,869         323,415
 Advisors Select................     4,642,472      1,458,990          10,489
 Class J........................    22,182,703      6,994,970             N/A
 Institutional..................   136,366,176     48,919,055     278,792,993
 Preferred......................     4,405,998      1,412,325          53,824
 Select.........................       713,304        408,866          10,000
Shares issued in reinvestment of
 dividends and distributions:
 Advisors Preferred.............        28,777             --              --
 Advisors Select................        24,711             --              --
 Class J........................       176,739             --             N/A
 Institutional..................     1,186,834             --              --
 Preferred......................        26,834             --              --
 Select.........................         6,300             --              --
Shares redeemed:
 Advisors Preferred.............    (2,708,097)    (1,024,185)        (14,282)
 Advisors Select................    (2,258,735)      (125,046)             --
 Class J........................    (4,339,896)    (1,359,336)            N/A
 Institutional..................   (19,346,483)    (6,692,002)     (7,036,926)
 Preferred......................    (2,666,434)      (346,342)            (20)
 Select.........................    (1,529,679)       (60,288)             --
                                  ------------   ------------    ------------
  Net Increase (Decrease) in Net
       Assets from Capital Share
                    Transactions   141,905,823     51,822,876     272,139,493
                                  ------------   ------------    ------------
       Total Increase (Decrease)   164,578,768     71,134,199     303,000,652
NET ASSETS
Beginning of period.............   101,960,345     30,826,146              --
                                  ------------   ------------    ------------
End of period (including
 undistributed net investment
 income as set forth below).....  $266,539,113   $101,960,345    $303,000,652
                                  ============   ============    ============
Undistributed (Overdistributed)
 Net Investment Income
 (Operating Loss)...............  $         --   $         --    $    717,585
                                  ============   ============    ============



/(a) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                 PARTNERS                     PARTNERS
                              SMALLCAP BLEND                  SMALLCAP
                                   FUND                    GROWTH FUND I
----------------------------------------------------------------------------------
                            YEAR         PERIOD         YEAR            YEAR
                            ENDED         ENDED         ENDED           ENDED
                         OCTOBER 31,   OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                            2004       2003 /(A)/       2004            2003
                        -------------  -----------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    421,789   $   (3,136)  $   (842,877)   $   (755,411)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     2,674,442      371,194     10,511,554     (10,836,677)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     7,742,904      784,035     (3,148,710)     26,552,460
                         ------------   ----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    10,839,135    1,152,093      6,519,967      14,960,372
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....        (8,143)          --             --              --
 Advisors Select.......        (8,143)          --             --              --
 Institutional.........      (335,515)          --             --              --
 Preferred.............        (8,143)          --             --              --
 Select................        (8,143)          --             --              --
                         ------------   ----------   ------------    ------------
    Total Dividends and
          Distributions      (368,087)          --             --              --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       102,506      120,271      1,229,928       1,120,026
 Advisors Select.......        41,084      100,000        578,431         102,439
 Class J...............           N/A          N/A      6,088,494       4,068,125
 Institutional.........   162,198,609    3,921,113     20,475,414      38,593,833
 Preferred.............       577,780      100,000      1,706,036         968,872
 Select................       116,885      100,000         72,985           1,425
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Institutional.........       123,797           --             --              --
Shares redeemed:
 Advisors Preferred....      (103,103)     (21,953)    (1,320,928)       (387,000)
 Advisors Select.......      (104,843)          --     (1,068,563)        (58,023)
 Class J...............           N/A          N/A     (4,418,324)       (755,286)
 Institutional.........   (17,922,490)     (60,634)   (14,927,185)    (81,947,392)
 Preferred.............      (657,209)          --     (1,659,356)       (596,383)
 Select................      (104,144)          --       (790,524)             --
                         ------------   ----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   144,268,872    4,258,797      5,966,408     (38,889,364)
                         ------------   ----------   ------------    ------------
         Total Increase
             (Decrease)   154,739,920    5,410,890     12,486,375     (23,928,992)
NET ASSETS
Beginning of period....     5,410,890           --     72,538,848      96,467,840
                         ------------   ----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $160,150,810   $5,410,890   $ 85,025,223    $ 72,538,848
                         ============   ==========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    368,681   $       --   $         --    $         --
                         ============   ==========   ============    ============



/(a) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                          PARTNERS                PARTNERS
                                          SMALLCAP                SMALLCAP
                                       GROWTH FUND II          GROWTH FUND III
-------------------------------------------------------------------------------
                                    YEAR           YEAR            PERIOD
                                    ENDED          ENDED            ENDED
                                 OCTOBER 31,    OCTOBER 31,      OCTOBER 31,
                                    2004           2003          2004 /(A)/
                                -------------  -------------  -----------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).............  $ (1,770,279)  $   (522,821)     $  (13,077)
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions     9,137,785      2,317,936         (26,759)
Change in unrealized
 appreciation/depreciation of
 investments and translation
 of assets and liabilities in
 foreign currencies...........      (960,232)    38,587,547        (152,315)
                                ------------   ------------      ----------
Net Increase (Decrease) in Net
         Assets Resulting from
                    Operations     6,407,274     40,382,662        (192,151)
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net realized gain on
 investments and foreign
 currency transactions:
 Advisors Preferred...........       (27,147)            --              --
 Advisors Select..............       (14,087)            --              --
 Class J......................       (21,417)            --             N/A
 Institutional................      (965,833)            --              --
 Preferred....................       (12,516)            --              --
 Select.......................        (3,305)            --              --
                                ------------   ------------      ----------
           Total Dividends and
                 Distributions    (1,044,305)            --              --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred...........     6,862,379      3,302,224          10,000
 Advisors Select..............     6,736,706      2,008,187          10,000
 Class J......................     3,921,892      1,962,865             N/A
 Institutional................   136,807,841    133,647,402       4,961,000
 Preferred....................     9,935,849      1,610,552          10,000
 Select.......................     1,857,609        112,284          10,000
Shares issued in reinvestment
 of dividends and
 distributions:
 Advisors Preferred...........        27,147             --              --
 Advisors Select..............        14,087             --              --
 Class J......................        21,417             --             N/A
 Institutional................       965,833             --              --
 Preferred....................        12,516             --              --
 Select.......................         3,305             --              --
Shares redeemed:
 Advisors Preferred...........    (2,988,638)    (2,090,492)             --
 Advisors Select..............    (1,918,741)      (776,465)             --
 Class J......................    (1,268,941)      (446,945)            N/A
 Institutional................   (40,532,394)   (16,696,006)             --
 Preferred....................    (3,534,960)      (854,132)             --
 Select.......................      (340,237)      (628,079)             --
                                ------------   ------------      ----------
Net Increase (Decrease) in Net
     Assets from Capital Share
                  Transactions   116,582,670    121,151,395       5,001,000
                                ------------   ------------      ----------
     Total Increase (Decrease)   121,945,639    161,534,057       4,808,849
NET ASSETS
Beginning of period...........   172,959,294     11,425,237              --
                                ------------   ------------      ----------
End of period (including
 undistributed net investment
 income as set forth below)...  $294,904,933   $172,959,294      $4,808,849
                                ============   ============      ==========
Undistributed
 (Overdistributed) Net
 Investment Income (Operating
 Loss)........................  $         --   $         --      $       --
                                ============   ============      ==========



/(a) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                  PARTNERS                     PARTNERS
                                  SMALLCAP                     SMALLCAP
                                 VALUE FUND                  VALUE FUND I
-----------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR           PERIOD
                            ENDED          ENDED          ENDED          ENDED
                         OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                            2004           2003           2004         2003 /(A)/
                        -------------  -------------  -------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $     18,609   $   (176,716)  $    231,330    $   186,545
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    10,452,864    (13,370,590)     7,403,469      2,319,172
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    18,427,453     63,940,966      5,043,352     11,243,533
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    28,898,926     50,393,660     12,678,151     13,749,250
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Institutional.........            --             --       (237,373)            --
 Preferred.............            --             --           (326)            --
 Select................            --             --            (63)            --
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....            --        (11,437)       (30,141)            --
 Advisors Select.......            --        (14,361)       (31,529)            --
 Class J...............            --        (49,288)           N/A            N/A
 Institutional.........            --     (1,367,832)    (2,364,362)            --
 Preferred.............            --        (68,010)        (8,905)            --
 Select................            --         (7,774)        (6,425)            --
Tax return of capital
 distributions:
 Advisors Preferred....          (369)            --             --             --
 Advisors Select.......          (183)            --             --             --
 Class J...............          (528)            --            N/A            N/A
 Institutional.........       (15,383)            --             --             --
 Preferred.............        (1,028)            --             --             --
 Select................            (1)            --             --             --
                         ------------   ------------   ------------    -----------
    Total Dividends and
          Distributions       (17,492)    (1,518,702)    (2,679,124)            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....     2,399,106      4,624,961      7,454,764        211,190
 Advisors Select.......     1,466,262      1,240,922      6,685,805        652,780
 Class J...............     2,021,226      1,367,251            N/A            N/A
 Institutional.........    70,204,015     70,044,979     67,704,946     44,907,315
 Preferred.............     6,017,558      8,586,227      3,600,900        157,207
 Select................         6,023          3,452        884,215        102,156
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           369          3,663         24,151             --
 Advisors Select.......           183          6,587         25,539             --
 Class J...............           527         41,625            N/A            N/A
 Institutional.........        15,383      1,367,832      2,133,986             --
 Preferred.............         1,028         60,236          3,013             --
 Select................            --             --            442             --
Shares redeemed:
 Advisors Preferred....    (1,316,030)    (2,474,354)    (1,698,511)        (1,068)
 Advisors Select.......    (1,034,950)    (1,151,590)      (806,471)       (13,459)
 Class J...............    (1,890,840)    (1,976,338)           N/A            N/A
 Institutional.........   (38,679,729)   (73,093,297)   (25,372,165)    (7,267,358)
 Preferred.............    (5,134,237)    (5,273,900)      (777,864)        (5,069)
 Select................          (218)      (872,048)      (174,884)            --
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    34,075,676      2,506,208     59,687,866     38,743,694
                         ------------   ------------   ------------    -----------
         Total Increase
             (Decrease)    62,957,110     51,381,166     69,686,893     52,492,944
NET ASSETS
Beginning of period....   198,560,484    147,179,318     52,492,944             --
                         ------------   ------------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $261,517,594   $198,560,484   $122,179,837    $52,492,944
                         ============   ============   ============    ===========
Undistributed Net
 Investment Income
 (Operating Loss)......  $         --   $         --   $    175,113    $   185,930
                         ============   ============   ============    ===========



/(a) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                    PARTNERS              PREFERRED
                                    SMALLCAP              SECURITIES
                                  VALUE FUND II              FUND
-------------------------------------------------------------------------------
                                     PERIOD          YEAR            YEAR
                                      ENDED          ENDED           ENDED
                                   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                   2004 /(A)/        2004            2003
                                  -------------  -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)..........................  $      (208)   $  9,933,635    $  4,309,587
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions..       82,482      (2,661,194)        114,672
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in
 foreign currencies.............      623,905       1,276,389       2,335,606
                                  -----------    ------------    ------------
  Net Increase (Decrease) in Net
           Assets Resulting from
                      Operations      706,179       8,548,830       6,759,865
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Institutional..................           --      (5,276,669)       (474,759)
                                  -----------    ------------    ------------
             Total Dividends and
                   Distributions           --      (5,276,669)       (474,759)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred.............       10,000          10,000             N/A
 Advisors Select................       10,000          10,000             N/A
 Class J........................          N/A      17,456,740              --
 Institutional..................   19,961,000      80,177,630     113,124,282
 Preferred......................       10,000          10,000             N/A
 Select.........................       10,000          10,000             N/A
Shares issued in reinvestment of
 dividends and distributions:
 Institutional..................           --       5,272,139         473,802
Shares redeemed:
 Class J........................          N/A      (1,256,455)             --
 Institutional..................           --      (7,889,939)    (10,904,438)
                                  -----------    ------------    ------------
  Net Increase (Decrease) in Net
       Assets from Capital Share
                    Transactions   20,001,000      93,800,115     102,693,646
                                  -----------    ------------    ------------
       Total Increase (Decrease)   20,707,179      97,072,276     108,978,752
NET ASSETS
Beginning of period.............           --     121,827,717      12,848,965
                                  -----------    ------------    ------------
End of period (including
 undistributed net investment
 income as set forth below).....  $20,707,179    $218,899,993    $121,827,717
                                  ===========    ============    ============
Undistributed (Overdistributed)
 Net Investment Income
 (Operating Loss)...............  $        --    $  8,920,947    $  4,109,786
                                  ===========    ============    ============



/(a) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                                  LIFETIME                      LIFETIME
                                 2010 FUND                     2020 FUND
------------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED           ENDED
                         OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  3,742,559   $  1,041,574   $  4,788,744    $  1,181,587
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     4,758,500     (1,729,798)     6,624,563      (2,835,664)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    13,683,553     13,682,253     18,442,395      21,726,478
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    22,184,612     12,994,029     29,855,702      20,072,401
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (41,329)       (27,195)       (55,693)        (17,298)
 Advisors Select.......       (17,760)          (109)       (24,993)           (520)
 Class J...............      (256,196)       (37,407)      (507,264)        (45,752)
 Institutional.........    (2,311,413)      (735,370)    (2,936,854)       (774,573)
 Preferred.............       (18,057)        (6,288)       (56,704)        (12,476)
 Select................          (133)          (121)          (151)           (100)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (2,644,888)      (806,490)    (3,581,659)       (850,719)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....    13,557,953      1,274,869      9,161,851       1,982,679
 Advisors Select.......     7,898,935      1,618,392     11,138,222       1,870,501
 Class J...............    35,270,393     21,539,916     57,232,922      36,175,105
 Institutional.........   120,984,449     69,731,946    158,258,776      90,063,689
 Preferred.............    11,024,116        910,504      6,229,772       2,028,426
 Select................     1,457,497             --      1,493,353              --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        41,329         27,092         55,693          17,216
 Advisors Select.......        17,760             22         24,993             454
 Class J...............       256,033         36,815        506,887          45,069
 Institutional.........     2,311,413        735,212      2,936,854         774,439
 Preferred.............        18,057          6,155         56,704          12,366
Shares redeemed:
 Advisors Preferred....    (7,589,834)      (446,760)    (1,259,537)       (207,147)
 Advisors Select.......    (1,422,997)       (20,070)    (1,449,519)       (132,478)
 Class J...............    (6,492,799)    (1,557,716)   (11,605,278)     (3,518,543)
 Institutional.........   (23,134,541)    (3,191,494)    (3,632,904)     (1,894,950)
 Preferred.............    (6,950,900)      (140,547)    (1,101,435)       (277,491)
 Select................        (7,415)            --        (29,053)             --
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   147,239,449     90,524,336    228,018,301     126,939,335
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)   166,779,173    102,711,875    254,292,344     146,161,017
NET ASSETS
Beginning of period....   145,787,022     43,075,147    199,787,636      53,626,619
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $312,566,195   $145,787,022   $454,079,980    $199,787,636
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,844,231   $    746,560   $  2,038,757    $    831,672
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                                  LIFETIME                     LIFETIME
                                 2030 FUND                     2040 FUND
-----------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED          ENDED
                         OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  3,820,642   $    835,468   $    920,287    $   180,460
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     7,549,799     (2,807,088)     2,666,208     (1,356,081)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    17,890,634     22,676,943      5,589,893      8,543,810
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    29,261,075     20,705,323      9,176,388      7,368,189
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (20,241)        (3,753)        (6,483)          (245)
 Advisors Select.......       (23,345)           (57)        (3,472)          (202)
 Class J...............      (385,573)        (7,757)       (14,505)            --
 Institutional.........    (2,352,502)      (953,647)      (766,647)      (195,010)
 Preferred.............       (48,694)       (11,864)       (11,299)        (1,794)
 Select................          (161)           (67)          (108)           (59)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....            --             --             --            (23)
 Advisors Select.......            --             --             --            (30)
 Class J...............            --             --             --         (1,780)
 Institutional.........            --             --             --         (8,287)
 Preferred.............            --             --             --           (104)
 Select................            --             --             --             (4)
                         ------------   ------------   ------------    -----------
    Total Dividends and
          Distributions    (2,830,516)      (977,145)      (802,514)      (207,538)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....     4,458,780      1,045,133      8,317,632        274,118
 Advisors Select.......     8,509,134      3,269,461      4,561,093        445,975
 Class J...............    45,184,322     27,221,904     15,389,641      8,818,280
 Institutional.........   118,836,506    115,536,231     55,567,574     27,971,645
 Preferred.............     4,753,405      3,399,524        866,320        725,972
 Select................     8,709,268             --        246,520             --
Shares issued in
 acquisitions:
 Advisors Preferred....            --        449,755             --             --
 Advisors Select.......            --        450,550             --             --
 Class J...............            --     20,353,448             --             --
 Institutional.........            --          8,832             --             --
 Preferred.............            --        538,472             --             --
 Select................            --        450,438             --             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        20,241          3,703          6,483            222
 Advisors Select.......        23,345             21          3,472            201
 Class J...............       385,385          7,546         14,505          1,729
 Institutional.........     2,352,502        953,513        766,647        203,200
 Preferred.............        48,694         11,780         11,299          1,824
Shares redeemed:
 Advisors Preferred....      (472,105)      (545,703)      (799,660)       (28,608)
 Advisors Select.......    (1,365,507)      (988,544)      (658,690)      (135,695)
 Class J...............   (11,623,853)    (3,928,454)    (3,281,745)    (1,047,332)
 Institutional.........    (4,770,970)   (15,324,860)    (2,185,324)    (1,499,412)
 Preferred.............    (1,477,631)    (1,253,607)      (269,327)      (121,752)
 Select................    (1,621,068)      (450,044)        (6,412)            --
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   171,950,448    151,209,099     78,550,028     35,610,367
                         ------------   ------------   ------------    -----------
         Total Increase
             (Decrease)   198,381,007    170,937,277     86,923,902     42,771,018
NET ASSETS
Beginning of period....   211,941,166     41,003,889     61,706,780     18,935,762
                         ------------   ------------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $410,322,173   $211,941,166   $148,630,682    $61,706,780
                         ============   ============   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,132,688   $    142,562   $    189,693    $    71,920
                         ============   ============   ============    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                PRINCIPAL                    PRINCIPAL
                                 LIFETIME               LIFETIME STRATEGIC
                                2050 FUND                   INCOME FUND
---------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED          ENDED
                        AOCTOBER 31,  OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                            2004          2003          2004            2003
                        ------------  ------------  -------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   386,282   $    51,095   $  1,664,448    $   495,142
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    1,222,007      (732,256)     2,083,510       (405,111)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    2,738,324     4,236,047      5,639,508      4,569,603
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    4,346,613     3,554,886      9,387,466      4,659,634
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (2,302)          (64)       (14,215)        (5,942)
 Advisors Select.......         (632)           (9)        (2,996)           (96)
 Class J...............           --            --        (84,328)        (3,329)
 Institutional.........     (380,222)      (59,823)      (965,025)      (279,459)
 Preferred.............       (7,342)         (227)       (17,170)        (2,174)
 Select................          (73)          (35)          (160)           (98)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --            (5)            --           (389)
 Advisors Select.......           --            (3)            --             (8)
 Class J...............           --          (170)            --           (486)
 Institutional.........           --        (1,384)            --        (10,173)
 Preferred.............           --            (7)            --            (99)
 Select................           --            (2)            --             (5)
                         -----------   -----------   ------------    -----------
    Total Dividends and
          Distributions     (390,571)      (61,729)    (1,083,894)      (302,258)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....    1,513,032        86,069      1,779,067        344,018
 Advisors Select.......    4,048,648        94,013      3,247,373        233,470
 Class J...............    2,785,077       873,916     18,569,011      7,757,929
 Institutional.........   26,990,839    22,667,305     60,082,894     33,627,530
 Preferred.............      413,160       833,634      1,509,746      1,144,651
 Select................      101,529            --        653,555             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        2,248            47         14,215          6,246
 Advisors Select.......          595             6          2,878             36
 Class J...............           --           154         84,307          3,456
 Institutional.........      380,221        61,137        965,025        289,493
 Preferred.............        7,342           188         17,170          2,157
Shares redeemed:
 Advisors Preferred....     (149,273)      (10,766)      (657,628)      (135,442)
 Advisors Select.......     (662,287)       (4,748)    (1,891,002)       (15,583)
 Class J...............     (726,455)     (216,775)    (3,376,643)      (557,671)
 Institutional.........   (3,314,450)   (1,332,320)    (9,768,603)    (3,342,462)
 Preferred.............     (375,392)     (136,267)      (531,079)      (192,678)
 Select................       (3,889)           --       (205,158)            --
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   31,010,945    22,915,593     70,495,128     39,165,150
                         -----------   -----------   ------------    -----------
         Total Increase
             (Decrease)   34,966,987    26,408,750     78,798,700     43,522,526
NET ASSETS
Beginning of period....   33,294,464     6,885,714     62,125,777     18,603,251
                         -----------   -----------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $68,261,451   $33,294,464   $140,924,477    $62,125,777
                         ===========   ===========   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     6,528   $    10,817   $    958,478    $   377,924
                         ===========   ===========   ============    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                REAL ESTATE
                                 SECURITIES                    SMALLCAP
                                    FUND                       BLENDFUND
-----------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED          ENDED
                         OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  6,501,042   $  3,574,768   $   (156,008)   $  (106,173)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    24,695,274      2,116,969      6,620,103      1,470,593
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    48,591,086     26,132,411       (252,733)    11,421,214
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    79,787,402     31,824,148      6,211,362     12,785,634
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (167,208)      (113,506)            --             --
 Advisors Select.......      (104,219)       (25,979)            --             --
 Class J...............      (965,870)      (480,317)            --             --
 Institutional.........    (3,038,483)          (347)            --             --
 Preferred.............      (512,682)      (168,973)            --             --
 Select................        (6,357)       (23,241)            --             --
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....       (78,406)            --         (3,936)            --
 Advisors Select.......       (50,744)            --           (570)            --
 Class J...............      (538,830)            --       (113,002)            --
 Institutional.........    (1,012,196)            --        (22,415)            --
 Preferred.............      (199,140)            --        (11,053)            --
 Select................        (2,461)            --            (31)            --
                         ------------   ------------   ------------    -----------
    Total Dividends and
          Distributions    (6,676,596)      (812,363)      (151,007)            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....    22,838,846      5,421,920      1,195,945        841,919
 Advisors Select.......    10,988,394      5,052,165      1,557,580        185,753
 Class J...............    46,019,071     29,226,559     37,937,856     25,604,464
 Institutional.........   126,455,067     90,453,415      5,421,739      2,602,482
 Preferred.............    20,654,065     15,390,585      1,228,521      4,850,690
 Select................     1,056,391        201,415          2,370            629
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....       245,614         93,339          3,936             --
 Advisors Select.......       154,963          7,236            570             --
 Class J...............     1,504,055        476,813        112,951             --
 Institutional.........     4,050,679             --         22,415             --
 Preferred.............       711,822        146,324         11,053             --
 Select................         8,818          1,530              1             --
Shares redeemed:
 Advisors Preferred....   (10,446,339)    (3,258,182)      (571,861)      (364,988)
 Advisors Select.......    (5,077,703)    (1,959,251)      (354,599)       (41,648)
 Class J...............   (20,651,645)    (7,384,770)   (12,421,229)    (5,265,893)
 Institutional.........   (18,413,798)    (8,281,174)       (16,797)       (83,298)
 Preferred.............   (15,491,077)    (5,445,926)    (1,391,389)      (227,720)
 Select................      (120,969)      (851,765)        (1,708)          (231)
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   164,486,254    119,290,233     32,737,354     28,102,159
                         ------------   ------------   ------------    -----------
 Redemption fees -
  Class J..............         4,504             --             --             --
                         ------------   ------------   ------------    -----------
         Total Increase
             (Decrease)   237,601,564    150,302,018     38,797,709     40,887,793
NET ASSETS
Beginning of period....   181,473,715     31,171,697     63,903,244     23,015,451
                         ------------   ------------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $419,075,279   $181,473,715   $102,700,953    $63,903,244
                         ============   ============   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  4,989,581   $  3,294,467   $         --    $        --
                         ============   ============   ============    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                                             SMALLCAP
                                 SMALLCAP                     S&P 600
                               GROWTH FUND                  INDEX FUND
---------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED          ENDED
                        OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                            2004          2003          2004            2003
                        ------------  ------------  -------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (256,484)  $  (124,469)  $    492,312    $    59,771
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    2,109,753       429,322      3,679,432        473,186
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,234,036)    4,384,994      8,398,129     11,746,457
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      619,233     4,689,847     12,569,873     12,279,414
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Institutional.........           --            --        (74,071)           (41)
 Preferred.............           --            --        (15,331)       (13,215)
 Select................           --            --             --            (35)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --            --           (777)            --
 Advisors Select.......           --            --           (632)            --
 Class J...............           --            --         (3,463)            --
 Institutional.........           --            --         (3,701)            --
 Preferred.............           --            --         (2,970)            --
 Select................           --            --           (190)            --
                         -----------   -----------   ------------    -----------
    Total Dividends and
          Distributions           --            --       (101,135)       (13,291)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....          764         2,148     11,640,040      3,583,994
 Advisors Select.......       64,947         8,822      9,718,437      2,229,382
 Class J...............   15,583,886    11,601,368     16,527,176      8,616,497
 Institutional.........           --     4,527,936     28,381,579     14,828,446
 Preferred.............      123,643        98,058     16,999,179     11,204,367
 Select................           --            --      1,888,338      1,000,610
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           --            --            777             --
 Advisors Select.......           --            --            632             --
 Class J...............           --            --          3,462             --
 Institutional.........           --            --         77,772             --
 Preferred.............           --            --         18,290         13,197
 Select................           --            --            190             28
Shares redeemed:
 Advisors Preferred....     (952,000)       (2,135)    (4,194,237)    (1,308,176)
 Advisors Select.......     (978,177)       (2,044)    (2,415,387)      (978,066)
 Class J...............   (7,060,721)   (2,832,249)    (4,184,776)    (1,878,012)
 Institutional.........           --    (8,544,100)    (2,904,156)      (328,105)
 Preferred.............   (1,061,229)      (21,698)    (9,370,413)    (5,818,937)
 Select................     (958,000)           --       (358,230)      (702,865)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    4,763,113     4,836,106     61,828,673     30,462,360
                         -----------   -----------   ------------    -----------
         Total Increase
             (Decrease)    5,382,346     9,525,953     74,297,411     42,728,483
NET ASSETS
Beginning of period....   20,894,127    11,368,174     59,374,939     16,646,456
                         -----------   -----------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $26,276,473   $20,894,127   $133,672,350    $59,374,939
                         ===========   ===========   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $        --   $    458,914    $    56,004
                         ===========   ===========   ============    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

                                                           SMALLCAP
                                                          VALUE FUND
-------------------------------------------------------------------------------
                                                      YEAR           YEAR
                                                     ENDED           ENDED
                                                  OCTOBER 31,     OCTOBER 31,
                                                      2004           2003
                                                  ------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)..........  $   (93,148)   $     34,614
Net realized gain (loss) from investment
 transactions and foreign currency transactions.    5,552,979         918,905
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies..............     (603,042)      4,713,109
                                                  -----------    ------------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations    4,856,789       5,666,628
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred.............................           --            (434)
 Institutional..................................           --         (78,481)
 Preferred......................................           --          (3,760)
 Select.........................................           --          (1,783)
From net realized gain on investments and
 foreign currency transactions:
 Advisors Preferred.............................      (30,180)             --
 Advisors Select................................      (21,875)             --
 Class J........................................     (445,484)             --
 Institutional..................................     (352,130)             --
 Preferred......................................      (42,443)             --
 Select.........................................       (6,233)             --
                                                  -----------    ------------
               Total Dividends and Distributions     (898,345)        (84,458)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred.............................    3,795,222         666,042
 Advisors Select................................    1,336,737         815,878
 Class J........................................   16,224,790       6,929,631
 Institutional..................................    9,792,221      12,022,263
 Preferred......................................    5,898,829         879,260
 Select.........................................      195,697          36,373
Shares issued in reinvestment of dividends and
 distributions:
 Advisors Preferred.............................       30,180             128
 Advisors Select................................       21,875              --
 Class J........................................      445,243              --
 Institutional..................................      352,130          78,418
 Preferred......................................       42,443           1,054
 Select.........................................        1,500              --
Shares redeemed:
 Advisors Preferred.............................     (843,051)     (1,238,071)
 Advisors Select................................     (165,084)     (1,329,739)
 Class J........................................   (4,632,388)     (1,792,109)
 Institutional..................................   (1,208,715)    (12,858,745)
 Preferred......................................   (1,596,640)     (1,174,159)
 Select.........................................      (84,952)       (875,237)
                                                  -----------    ------------
      Net Increase (Decrease) in Net Assets from
                      Capital Share Transactions   29,606,037       2,160,987
                                                  -----------    ------------
                       Total Increase (Decrease)   33,564,481       7,743,157
NET ASSETS
Beginning of period.............................   26,305,348      18,562,191
                                                  -----------    ------------
End of period (including undistributed net
 investment income as set forth below)..........  $59,869,829    $ 26,305,348
                                                  ===========    ============
Undistributed (Overdistributed) Net Investment
 Income (Operating Loss)........................  $        --    $     10,880
                                                  ===========    ============



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Investors Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. At October 31, 2004, the Fund consists of 49 separate funds (Bond & Mortgage Securities Fund, Capital Preservation Fund, Government Securities Fund, High Quality Intermediate-Term Bond Fund, High Quality Long-Term Bond Fund, High Quality Short-Term Bond Fund, International Emerging Markets Fund, International Fund I, International Fund II, LargeCap Blend Fund I, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners LargeCap Value Fund I, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Partners SmallCap Value Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, and SmallCap Value Fund; known as the "Funds").

Effective December 4, 2002, LargeCap Growth Fund acquired all the assets and assumed all the liabilities of Technology Fund pursuant to a plan of acquisition approved by shareholders of Technology Fund on October 28, 2002. The acquisition was accomplished by a tax-free exchange of shares from Technology Fund for shares of LargeCap Growth Fund at an approximate exchange rate of .7 for each class of shares. The aggregate net assets of LargeCap Growth Fund and Technology Fund immediately before the acquisition were approximately $36,149,000 and $2,982,000, respectively. The aggregate net assets of LargeCap Growth Fund immediately following the acquisition were approximately $39,131,000.

Effective September 2, 2003, Principal LifeTime 2030 Fund acquired all the assets and assumed all the liabilities of Balanced Fund pursuant to a plan of acquisition approved by shareholders of Balanced Fund on May 14, 2003. The acquisition was accomplished by a tax-free exchange of shares from Balanced Fund for shares of Principal LifeTime 2030 Fund at an approximate exchange rate of .9 for each class of shares. The aggregate net assets of Principal LifeTime 2030 Fund and Balanced Fund immediately before the acquisition were approximately $165,680,000 and $22,251,000, respectively. The aggregate net assets of Principal LifeTime 2030 Fund immediately following the acquisition were approximately $187,931,000.

Effective September 2, 2003, International Fund I acquired all the assets and assumed all the liabilities of International SmallCap Fund pursuant to a plan of acquisition approved by shareholders of International SmallCap Fund on May 14, 2003. The acquisition was accomplished by a tax-free exchange of shares from International SmallCap Fund for shares of International Fund I at an approximate exchange rate of 1.1 for each class of shares. The aggregate net assets of International Fund I and International SmallCap Fund immediately before the acquisition were approximately $41,399,000 and $9,702,000, respectively. The aggregate net assets of International Fund I immediately following the acquisition were approximately $51,101,000.

Effective September 2, 2003, MidCap Blend Fund acquired all the assets and assumed all the liabilities of Partners MidCap Blend Fund pursuant to a plan of acquisition approved by shareholders of Partners MidCap Blend Fund on May 14, 2003. The acquisition was accomplished by a tax-free exchange of shares from Partners MidCap Blend Fund for shares of MidCap Blend Fund at an approximate exchange rate of .8 for each class of shares. The aggregate net assets of MidCap Blend Fund and Partners MidCap Blend Fund immediately before the acquisition were approximately $40,399,000 and $7,610,000, respectively. The aggregate net assets of MidCap Blend Fund immediately following the acquisition were approximately $48,009,000.

Effective December 29, 2003, the initial purchases of 500,000 shares of Institutional Class of Partners MidCap Growth Fund I and Partners MidCap Value Fund I, respectively, 1,000,000 shares of Institutional Class of Partners International Fund and 10,000 shares of Class J of Preferred Securities Fund were made by Principal Life Insurance Company.

Effective March 1, 2004, Real Estate Fund changed its name to Real Estate Securities Fund.

Effective June 1, 2004, the initial purchases of 500,000 shares allocated among Advisors Preferred, Advisors Select, Institutional, Preferred, and Select classes of shares of Partners LargeCap Value Fund I and Partners SmallCap Growth Fund III and 2,000,000 shares allocated among Advisors Preferred, Advisors Select, Institutional, Preferred, and Select classes of shares of Partners SmallCap Value Fund II were made by Principal Life Insurance Company.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
1. ORGANIZATION (CONTINUED)

Effective June 1, 2004, the initial purchases of 3,868, 3,906, 3,777, and 3,704 shares allocated among Advisors Preferred, Advisors Select, Preferred, and Select classes of shares of Partners International Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund I, and Preferred Securities were made by Principal Life Insurance Company.

On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc. took the necessary action to cause the Capital Preservation Fund to become a money market fund. In the action, the Board of Directors reduced the target net asset value from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders, by declaring a distribution of nine shares of stock for each outstanding share. The financial highlights and Capital Share Transactions (Note 6) have been restated to reflect the distribution. In conjunction with the action, Principal Life Insurance Company paid to the fund $761,657, the value of the wrapper agreement on July 29, 2004.

All classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:



SECURITY VALUATION. . Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund (collectively, the "Principal LifeTime Funds") primarily invest in combinations of other funds (the "Underlying Funds") managed by Principal Management Corporation (the "Manager"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Capital Preservation Fund and the Principal LifeTime Funds) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are ordinarily not reflected in the fund's net asset value. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which the fund does not determine its net asset value, for example weekends and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Capital Preservation Fund and Money Market Fund value their securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.



CURRENCY TRANSLATION. . Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies



INCOME AND INVESTMENT TRANSACTIONS. . The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Capital Preservation and Money Market Fund) of each class.



EXPENSES. . Expenses directly attributed to a fund are charged to that fund. Other fund expenses not directly attributed to a fund are apportioned among the funds managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Capital Preservation and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Principal LifeTime Funds reflect the expenses of each Principal LifeTime Fund and do not include any expenses associated with the Underlying Funds.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



DISTRIBUTIONS TO SHAREHOLDERS . With respect to Capital Preservation Fund and Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, contra crediting rate income, commission recapture, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.



FOREIGN TAXES . Certain of the funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues an estimated deferred tax liability for future gains on Indian securities. At October 31, 2004, International Emerging Markets Fund had no deferred tax liability and no capital loss carryforwards. For the year ended October 31, 2004, International Emerging Markets Fund realized a reduction of gains on disposition of Indian securities of $34,229 for foreign taxes paid, included as a component of realized gain (loss) from investment transactions on the statement of operations.



REDEMPTION FEES . Each Fund, except Capital Preservation Fund and Money Market Fund, will impose a redemption fee on redemptions of $30,000 or more of Class J shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the fund and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.


3. OPERATING POLICIES



FEES PAID INDIRECTLY. . The Funds direct certain portfolio transactions to brokerage firms that, in turn, pay a portion of the Fund's operating expenses through a commission recapture program. Certain of the Funds have also entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each fund's expenses. These amounts are reflected in the statements of operations.



FUTURES CONTRACTS . The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



JOINT TRADING ACCOUNT. . Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.



INDEMNIFICATION . Under the Fund's by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.



LINE OF CREDIT. . The Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At October 31, 2004, SmallCap Value Fund had outstanding borrowing of $50,000 at an annual rate of 2.38%. No other Fund had outstanding borrowings under the line of credit.



REPURCHASE AGREEMENTS . The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. The value of the collateral is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event the seller of a repurchase agreement defaults, the fund could experience delays in the realization of the collateral.



RESTRICTED SECURITIES. . Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments. At October 31, 2004 the Funds hold no restricted securities.



REVERSE REPURCHASE AGREEMENTS. . Certain of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund's restrictions on borrowing. Reverse repurchase agreements may increase the volatility of the fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.



SECURITIES LENDING. . Certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. Each applicable fund receives collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. Cash collateral is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the fund on the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of October 31, 2004, International Fund II had securities on loan with a market value of $17,307,638 and a collateral value of $18,189,424.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



SWAP AGREEMENTS. . Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. Swaps are marked-to-market daily based on an evaluated price provided by a pricing service; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Periodic payments received or made at the end of each measurement period are recorded as realized gain or loss on the statement of operations. Upon termination of the swap agreement, the fund recognizes a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the funds' schedules of investments.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Funds are as follows:

 Bond & Mortgage Securities     0.55%  Partners LargeCap Value Fund    0.80  %
 Fund                                  I
 Capital Preservation Fund      0.40*   Partners MidCap Growth Fund    1.00
 Government Securities Fund     0.40   Partners MidCap Growth Fund I   1.00
 High Quality                   0.40    Partners MidCap Value Fund     1.00
 Intermediate-Term Bond Fund
 High Quality Long-Term Bond    0.40   Partners MidCap Value Fund I    1.00
 Fund
 High Quality Short-Term Bond   0.40    Partners SmallCap Blend Fund   1.00
 Fund
 International Emerging         1.35   Partners SmallCap Growth Fund   1.10
 Markets Fund                          I
 International Fund I           0.90   Partners SmallCap Growth Fund   1.00
                                       II
 International Fund II          1.00   Partners SmallCap Growth Fund   1.10
                                       III
 LargeCap Blend Fund I          0.60    Partners SmallCap Value Fund   1.00
 LargeCap Growth Fund           0.55   Partners SmallCap Value Fund    1.00
                                       I
 LargeCap S&P 500 Index Fund    0.15   Partners SmallCap Value Fund    1.00
                                       II
 LargeCap Value Fund            0.45   Preferred Securities Fund       0.75
 MidCap Blend Fund              0.65   Principal LifeTime 2010 Fund    0.1225
 MidCap Growth Fund             0.65   Principal LifeTime 2020 Fund    0.1225
 MidCap S&P 400 Index Fund      0.15   Principal LifeTime 2030 Fund    0.1225
 MidCap Value Fund              0.65   Principal LifeTime 2040 Fund    0.1225
 Money Market Fund              0.40   Principal LifeTime 2050 Fund    0.1225
 Partners International Fund    1.10   Principal LifeTime Strategic    0.1225
                                       Income Fund
 Partners LargeCap Blend Fund   0.75    Real Estate Securities Fund    0.85
 Partners LargeCap Blend Fund   0.45    SmallCap Blend Fund            0.75
 I
 Partners LargeCap Growth Fund  1.00    SmallCap Growth Fund           0.75
 Partners LargeCap Growth Fund  0.75   SmallCap S&P 600 Index Fund     0.15
 I
 Partners LargeCap Growth Fund  1.00    SmallCap Value Fund            0.75
 II
 Partners LargeCap Value Fund   0.80



*Period from November 1, 2003 to July 29, 2004 management fee was 0.52%.

In addition to the management fee, Advisors Preferred, Advisors Select, Preferred and Select classes of shares of each fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. As of October 31, 2004, the annual rates for the service fee are .17%, .25%, .15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .11%, and .13% for Advisors Preferred, Advisors Select, Preferred and Select, respectively. Class J shares of each fund reimburses the Manager for transfer and administrative services. The Manager has agreed to provide portfolio accounting services for the Funds. Currently, there is no separate charge for these services.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager has voluntarily agreed to limit the Fund's expenses for Class J shares of certain funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits may be changed at any time. The limits are expressed as a percentage of average daily net assets attributable to Class J on an annualized basis during the reporting period. The operating expense limits are as follows:

                                      PERIOD FROM                                                PERIOD FROM
                                 NOVEMBER 1, 2003                                               MARCH 1, 2004
                                         THROUGH FEBRUARY 29, 2004                         THROUGH OCTOBER 31, 2004
                                 -----------------------------------------  -------------------------------------------------------
 Bond & Mortgage Securities                        1.40%                                                                     1.35%
 Fund
 Capital Preservation Fund                         1.60                                                                      1.35
 Government Securities Fund                        1.40                                                                      1.35
 High Quality Intermediate-Term                    1.40                                                                      1.35
 Bond Fund
 High Quality Long-Term Bond                       1.40                                                                      1.35
 Fund
 High Quality Short-Term Bond                      1.40                                                                      1.35
 Fund
 International Emerging Markets                    2.75                                                                       N/A
 Fund
 International Fund I                              2.10                                                                       N/A
 International Fund II                             2.10                                                                      2.10
 LargeCap Growth Fund                              1.65                                                                       N/A
 LargeCap S&P 500 Index Fund                       1.20                                                                       N/A
 LargeCap Value Fund                               1.65                                                                       N/A
 MidCap Blend Fund                                 1.70                                                                       N/A
 MidCap Growth Fund                                1.85                                                                       N/A
 MidCap S&P 400 Index Fund                         1.30                                                                       N/A
 MidCap Value Fund                                 1.70                                                                       N/A
 Money Market Fund                                 1.35                                                                      1.35
 Partners LargeCap Blend Fund                      1.70                                                                       N/A
 Partners LargeCap Blend Fund I                    1.70                                                                       N/A
 Partners LargeCap Growth Fund                     1.95                                                                      1.75
 Partners LargeCap Growth Fund                     1.95                                                                      1.75
 I
 Partners LargeCap Growth Fund                     1.95                                                                      1.75
 II
 Partners LargeCap Value Fund                      1.75                                                                       N/A
 Partners MidCap Growth Fund                       1.95                                                                      1.95
 Partners MidCap Value Fund                        1.95                                                                      1.95
 Partners SmallCap Growth Fund                     2.05                                                                      2.05
 I
 Partners SmallCap Growth Fund                     2.05                                                                      2.05
 II
 Partners SmallCap Value Fund                      1.95                                                                      1.95
 Preferred Securities Fund                         1.60*                                                                     1.60
 Principal LifeTime 2010 Fund                      1.30                                                                       N/A
 Principal LifeTime 2020 Fund                      1.40                                                                       N/A
 Principal LifeTime 2030 Fund                      1.50                                                                       N/A
 Principal LifeTime 2040 Fund                      1.60                                                                       N/A
 Principal LifeTime 2050 Fund                      1.70                                                                      1.70
 Principal LifeTime Strategic                      1.30                                                                       N/A
 Income Fund
 Real Estate Securities Fund                       1.90                                                                       N/A
 SmallCap Blend Fund                               1.70                                                                       N/A
 SmallCap Growth Fund                              1.90                                                                       N/A
 SmallCap S&P 600 Index Fund                       1.40                                                                       N/A
 SmallCap Value Fund                               1.70                                                                      1.70


*Period from December 29, 2003, date shares first offered, through February 29, 2004.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

With respect to Capital Preservation Fund, the Manager paid up to .04% of the wrapper agreement premiums from November 1, 2003 through July 29, 2004, to ensure that total operating expenses did not exceed 1.17%, 1.35%, 1.60%, .60%, ..86% and .98% for Advisors Preferred, Advisors Select, Class J, Institutional, Preferred and Select classes of shares, respectively. In addition, beginning July 29, 2004, the Manager has voluntarily agreed to limit the expenses of the Class J shares of Capital Preservation Fund and Money Market Fund as necessary to cause each fund to have a daily yield of at least 0.25% per annum. This limit may be changed at anytime.

With respect to Capital Preservation Fund and Money Market Fund, the Manager has voluntarily agreed to limit expenses paid by the fund to the extent necessary to assure the net asset value of the fund's shares does not fall to less than one dollar. The limit may be changed at anytime.



DISTRIBUTION FEES. . The Advisors Preferred, Advisors Select, Class J, and
Select shares of each fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter, a portion may be paid to other selling dealers for providing certain services. As of October 31, 2004, the annual rates are .25%, ..30%, .50% and .10% for Advisors Preferred, Advisors Select, Class J and Select, respectively.



CONTINGENT DEFERRED SALES CHARGE ("CDSC"). . Class J shares are subject to a 1% CDSC on certain redemptions made within 18 months of purchase. The charge is based on the lesser of the current market value or the cost of shares being redeemed. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC. The aggregate amount of these charges retained by Princor Financial Services Corporation for the periods ended October 31, 2004, were as follows:

 Bond & Mortgage             $ 99,544   Partners LargeCap Growth      $ 8,759
 Securities Fund                        Fund I
 Capital Preservation Fund     39,971   Partners LargeCap Growth        2,938
                                        Fund II
 Government Securities         74,082   Partners LargeCap Value        23,263
 Fund                                   Fund
 High Quality                  13,111   Partners MidCap Growth          8,550
 Intermediate-Term Bond                 Fund
 Fund
 High Quality Long-Term         6,544   Partners MidCap Value Fund     13,833
 Bond Fund
 High Quality Short-Term       46,790   Partners SmallCap Growth        9,033
 Bond Fund                              Fund I
 International Emerging        14,286   Partners SmallCap Growth        3,023
 Markets Fund                           Fund II
 International Fund I          27,421   Partners SmallCap Value         1,347
                                        Fund
 International Fund II          6,688   Preferred Securities Fund       4,023
 LargeCap Growth Fund           8,420   Principal LifeTime 2010        39,613
                                        Fund
 LargeCap S&P 500 Index       133,840   Principal LifeTime 2020        79,585
 Fund                                   Fund
 LargeCap Value Fund            9,935   Principal LifeTime 2030        65,709
                                        Fund
 MidCap Blend Fund             39,839   Principal LifeTime 2040        20,441
                                        Fund
 MidCap Growth Fund             6,902   Principal LifeTime 2050         2,495
                                        Fund
 MidCap S&P 400 Index Fund      6,318   Principal LifeTime             14,534
                                        Strategic Income Fund
 MidCap Value Fund             39,869   Real Estate Securities         39,498
                                        Fund
 Money Market Fund             87,923   SmallCap Blend Fund            45,328
 Partners LargeCap Blend       22,210   SmallCap Growth Fund           17,309
 Fund
 Partners LargeCap Blend        9,048   SmallCap S&P 600 Index         11,488
 Fund I                                 Fund
 Partners LargeCap Growth       5,046   SmallCap Value Fund            11,318
 Fund

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED OWNERSHIP. . At October 31, 2004, Principal Life Insurance Company (an affiliate of the Manager) and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows:

                         ADVISORS   ADVISORS
                         PREFERRED   SELECT    CLASS J   INSTITUTIONAL  PREFERRED   SELECT
                         ---------  --------  ---------  -------------  ---------  ---------
 Bond & Mortgage               --         --         --      120,953          --         --
 Securities Fund
 Capital Preservation     514,020    507,511  1,799,284    1,967,391     525,469    521,029
 Fund
 Government Securities         --         --         --          976          --         --
 Fund
 High Quality                  --         --         --          971          --      1,026
 Intermediate-Term Bond
 Fund
 High Quality Long-Term        --         --         --          965          --        966
 Bond Fund
 High Quality                  --         --         --          977          --      1,104
 Short-Term Bond Fund
 International Emerging   125,222    125,219      9,662          966     125,000    125,109
 Markets Fund
 LargeCap Blend Fund I        716        780        N/A           --         738        731
 LargeCap S&P 500 Index        --         --         --        1,177          --         --
 Fund
 LargeCap Value Fund           --         --         --           --          --        999
 MidCap Blend Fund             --         --         --          882          --        878
 MidCap Growth Fund            --         --         --           --          --      4,381
 MidCap S&P 400 Index          --         --         --          992          --         --
 Fund
 Money Market Fund             --         --         --           --          --     10,000
 Partners International       967        967        N/A      522,584         967        967
 Fund
 Partners LargeCap             --         --     11,123        1,112          --      1,329
 Blend Fund I
 Partners LargeCap         10,000     10,000     10,000      450,000      10,000     10,000
 Growth Fund
 Partners LargeCap          1,000      1,000         --      496,000       1,000      1,000
 Value Fund I
 Partners MidCap Growth        --         --         --        1,175          --      1,328
 Fund
 Partners MidCap Growth       977        977        N/A           --         977        976
 Fund I
 Partners MidCap Value         --         --      9,737           --          --        834
 Fund
 Partners MidCap Value        944        944        N/A       85,889         944        944
 Fund I
 Partners SmallCap          3,036      3,012        N/A           --       3,080      3,060
 Blend Fund
 Partners SmallCap             --         --         --           --          --         26
 Growth Fund I
 Partners SmallCap          1,000      1,000        N/A      496,000       1,000      1,000
 Growth Fund III
 Partners SmallCap             --         --         --           --          --        947
 Value Fund
 Partners SmallCap          6,757      6,747        N/A           --       6,772      6,768
 Value Fund I
 Partners SmallCap          1,000      1,000        N/A    1,996,000       1,000      1,000
 Value Fund II
 Preferred Securities         926        926         --           --         926        926
 Fund
 Principal LifeTime            --         --         --           --          --      1,000
 2010 Fund
 Principal LifeTime            --         --         --           --          --      1,000
 2020 Fund
 Principal LifeTime            --         --         --           --          --      1,456
 2030 Fund
 Principal LifeTime            --         --         --           --          --      1,000
 2040 Fund
 Principal LifeTime            --         --         --           --          --      1,000
 2050 Fund
 Principal LifeTime            --      1,000         --           --          --      1,000
 Strategic Income Fund
 SmallCap Blend Fund           --         --         --           --          --      1,032
 SmallCap Growth Fund       1,385         --         --        1,084          --      1,402
 SmallCap Value Fund           --         --         --           --          --      6,909

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the year ended October 31, 2004, information, on a federal tax basis, regarding affiliated securities held by the Funds was as follows:

                                           OCTOBER 31, 2003           PURCHASES                SALES         OCTOBER 31, 2004
                                          -----------------   --------------------------  ----------------  -----------------
                                          SHARES     COST     SHARES              COST    SHARES  PROCEEDS  SHARES      COST
                                          -------  ---------  ------            --------  ------  --------  -------  -----------
 LARGECAP S&P 500 INDEX FUND
 Principal Financial Group                12,927   $380,604   8,635             $299,365  6,719   $244,028  14,843    $490,837
    (parent company of Principal Financial Services, Inc.)



                                       OCTOBER 31, 2003                  PURCHASES                        SALES
                                   ------------------------  ----------------------------------  -----------------------
                                     SHARES        COST        SHARES                  COST        SHARES     PROCEEDS
                                   ----------  ------------  ----------            ------------  ----------  -----------
 PRINCIPAL LIFETIME 2010 FUND
 Bond & Mortgage Securities Fund    3,762,261  $ 40,255,136   5,847,203            $ 63,038,354     818,218    8,825,239
 International Fund II              1,247,235     8,511,702   1,238,876              11,570,464     461,615    4,377,243
 LargeCap Blend Fund I                     --            --   2,549,511              32,527,690          --           --
 LargeCap Growth Fund               1,126,404     6,335,175   1,278,555               7,745,892     239,371    1,462,430
 LargeCap S&P 500 Index Fund        2,391,597    16,264,399   2,386,898              20,236,877   4,778,495   40,880,958
 LargeCap Value Fund                  661,332     6,096,976     656,372               6,811,005     413,571    4,367,642
 Money Market Fund                 12,459,295    12,459,295  18,829,086              18,829,086   2,736,717    2,736,717
 Partners LargeCap Growth Fund II     902,163     5,831,842   1,017,213               7,737,044     187,701    1,437,730
 Partners LargeCap Value Fund       1,055,212    10,846,653   1,023,356              12,494,458     685,126    8,503,326
 Preferred Securities Fund            854,288     9,028,453   1,381,924              15,339,471     186,635    2,067,144
 Real Estate Securities Fund          981,392    12,047,673   1,552,423              24,532,416     185,416    2,908,052
 SmallCap S&P 600 Index Fund          484,343     4,798,574     543,530               7,532,388      82,479    1,129,349
                                   ----------  ------------  ----------            ------------  ----------  -----------
                                   25,925,522  $132,475,878  38,304,947            $228,395,145  10,775,344  $78,695,830
                                   ==========  ============  ==========            ============  ==========  ===========
                                       OCTOBER 31, 2004
                                   ------------------------
                                     SHARES        COST
                                   ----------  ------------
 PRINCIPAL LIFETIME 2010 FUND
 Bond & Mortgage Securities Fund    8,791,246  $ 94,471,234
 International Fund II              2,024,496    15,732,800
 LargeCap Blend Fund I              2,549,511    32,527,690
 LargeCap Growth Fund               2,165,588    12,621,188
 LargeCap S&P 500 Index Fund               --            --
 LargeCap Value Fund                  904,133     8,603,177
 Money Market Fund                 28,551,664    28,551,664
 Partners LargeCap Growth Fund II   1,731,675    12,140,259
 Partners LargeCap Value Fund       1,393,442    14,992,739
 Preferred Securities Fund          2,049,577    22,301,108
 Real Estate Securities Fund        2,348,399    33,677,416
 SmallCap S&P 600 Index Fund          945,394    11,208,962
                                   ----------  ------------
                                   53,455,125  $286,828,237
                                   ==========  ============



                             OCTOBER 31, 2003                PURCHASES                    SALES
                         ------------------------  -----------------------------  ----------------------
                           SHARES        COST        SHARES             COST       SHARES     PROCEEDS
                         ----------  ------------  ----------       ------------  ---------  -----------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage          4,945,989  $ 52,861,528   6,171,956       $ 66,608,770    129,295    1,381,560
 Securities Fund
 International Fund II    2,118,760    14,506,832   2,220,325         20,900,821      9,345       85,777
 LargeCap Blend Fund I           --            --   5,761,231         73,507,288         --           --
 LargeCap Growth Fund     1,973,274    10,938,691   2,607,808         15,921,295      9,666       58,716
 LargeCap S&P 500 Index   3,793,700    26,042,859   4,612,713         39,336,624  8,406,413   71,789,079
 Fund
 LargeCap Value Fund      1,143,592    10,541,100   1,121,201         11,682,014    363,788    3,865,563
 Partners LargeCap        1,580,516    10,234,621   2,085,519         15,963,691      7,835       58,715
 Growth Fund II
 Partners LargeCap        1,841,831    18,909,191   1,760,914         21,603,046    650,853    8,113,610
 Value Fund
 Partners SmallCap          448,574     2,682,840     427,330          3,399,218     51,452      412,472
 Growth Fund II
 Preferred Securities     1,107,340    11,762,124   1,696,163         18,830,173      5,871       63,924
 Fund
 Real Estate Securities   1,268,884    15,640,336   1,278,674         20,547,806    110,778    1,656,586
 Fund
 SmallCap S&P 600 Index     300,568     2,946,606     469,977          6,581,189      1,602       21,976
 Fund
 SmallCap Value Fund        236,074     2,894,356     226,659          3,494,899     41,352      644,248
                         ----------  ------------  ----------       ------------  ---------  -----------
                         20,759,102  $179,961,084  30,440,470       $318,376,834  9,788,250  $88,152,226
                         ==========  ============  ==========       ============  =========  ===========
                             OCTOBER 31, 2004
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage         10,988,650   $118,088,738
 Securities Fund
 International Fund II    4,329,740     35,321,876
 LargeCap Blend Fund I    5,761,231     73,507,288
 LargeCap Growth Fund     4,571,416     26,801,270
 LargeCap S&P 500 Index          --             --
 Fund
 LargeCap Value Fund      1,901,005     18,352,838
 Partners LargeCap        3,658,200     26,139,597
 Growth Fund II
 Partners LargeCap        2,951,892     32,397,562
 Value Fund
 Partners SmallCap          824,452      5,670,095
 Growth Fund II
 Preferred Securities     2,797,632     30,528,379
 Fund
 Real Estate Securities   2,436,780     34,539,448
 Fund
 SmallCap S&P 600 Index     768,943      9,505,824
 Fund
 SmallCap Value Fund        421,381      5,747,121
                         ----------   ------------
                         41,411,322   $416,600,036
                         ==========   ============

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                             OCTOBER 31, 2003                  PURCHASES                        SALES
                         ------------------------  ----------------------------------  -----------------------
                           SHARES        COST        SHARES                  COST        SHARES     PROCEEDS
                         ----------  ------------  ----------            ------------  ----------  -----------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage          3,967,249  $ 42,387,662   3,628,751            $ 39,091,987      64,752  $   690,331
 Securities Fund
 International Fund II    2,649,330    18,467,936   1,940,199              18,189,703      39,949      372,835
 LargeCap Blend Fund I           --            --   6,143,074              78,379,923          --           --
 LargeCap Growth Fund     2,509,082    13,817,461   2,308,610              14,103,343      41,583      252,898
 LargeCap S&P 500 Index   4,691,904    32,961,360   4,385,837              37,443,600   9,077,741   77,519,898
 Fund
 LargeCap Value Fund      1,458,828    13,371,939   1,014,130              10,549,953     487,547    5,177,817
 Partners LargeCap        2,006,200    13,144,556   1,852,378              14,166,580      33,596      252,899
 Growth Fund II
 Partners LargeCap        2,344,506    24,267,034   1,592,539              19,514,531     845,335   10,533,132
 Value Fund
 Partners SmallCap          587,539     3,605,162     424,999               3,372,035      16,642      130,824
 Growth Fund II
 Preferred Securities       894,362     9,535,602     935,889              10,371,796      15,554      170,752
 Fund
 Real Estate Securities   1,005,193    12,611,964     837,304              13,310,263      15,058      237,589
 Fund
 SmallCap S&P 600 Index     330,613     3,324,848     513,034               7,209,912       6,976       97,025
 Fund
 SmallCap Value Fund        310,355     3,810,529     227,213               3,496,749      28,023      435,600
                         ----------  ------------  ----------            ------------  ----------  -----------
                         22,755,161  $191,306,053  25,803,957            $269,200,375  10,672,756  $95,871,600
                         ==========  ============  ==========            ============  ==========  ===========
                             OCTOBER 31, 2004
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage          7,531,248   $ 80,789,318
 Securities Fund
 International Fund II    4,549,580     36,285,124
 LargeCap Blend Fund I    6,143,074     78,379,923
 LargeCap Growth Fund     4,776,109     27,667,906
 LargeCap S&P 500 Index          --             --
 Fund
 LargeCap Value Fund      1,985,411     18,794,729
 Partners LargeCap        3,824,982     27,058,266
 Growth Fund II
 Partners LargeCap        3,091,710     33,371,717
 Value Fund
 Partners SmallCap          995,896      6,846,375
 Growth Fund II
 Preferred Securities     1,814,697     19,736,699
 Fund
 Real Estate Securities   1,827,439     25,684,669
 Fund
 SmallCap S&P 600 Index     836,671     10,437,765
 Fund
 SmallCap Value Fund        509,545      6,872,546
                         ----------   ------------
                         37,886,362   $371,925,037
                         ==========   ============



                            OCTOBER 31, 2003                 PURCHASES                       SALES
                         ----------------------  ----------------------------------  ----------------------
                          SHARES       COST        SHARES                  COST       SHARES     PROCEEDS
                         ---------  -----------  ----------            ------------  ---------  -----------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage           811,524  $ 8,624,365   1,129,957            $ 12,198,379    162,748  $ 1,744,153
 Securities Fund
 International Fund II     883,803    5,984,273   1,024,548               9,631,506     26,812      254,700
 LargeCap Blend Fund I          --           --   2,580,717              32,927,851      5,839       73,218
 LargeCap Growth Fund      851,756    4,694,325   1,223,005               7,452,001     27,821      169,315
 LargeCap S&P 500 Index  1,530,537   10,536,700   2,253,742              19,240,105  3,784,279   32,317,356
 Fund
 LargeCap Value Fund       493,643    4,526,325     546,133               5,685,052    206,820    2,195,327
 Partners LargeCap         682,796    4,381,672     957,800               7,322,025     22,057      168,296
 Growth Fund II
 Partners LargeCap         792,577    8,112,672     861,273              10,581,506    331,352    4,127,596
 Value Fund
 Partners SmallCap         198,948    1,170,833     261,500               2,074,439      5,883       46,843
 Growth Fund II
 Preferred Securities      153,159    1,613,519     314,182               3,483,767      5,935       65,774
 Fund
 Real Estate Securities    160,972    2,024,401     267,907               4,263,007      5,142       82,763
 Fund
 SmallCap S&P 600 Index    117,380    1,133,471     242,398               3,398,068      4,084       57,034
 Fund
 SmallCap Value Fund       104,603    1,266,762     130,399               2,010,795      3,029       46,843
                         ---------  -----------  ----------            ------------  ---------  -----------
                         6,781,698  $54,069,318  11,793,561            $120,268,501  4,591,801  $41,349,218
                         =========  ===========  ==========            ============  =========  ===========
                             OCTOBER 31, 2004
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage          1,778,733   $ 19,079,171
 Securities Fund
 International Fund II    1,881,539     15,361,201
 LargeCap Blend Fund I    2,574,878     32,854,633
 LargeCap Growth Fund     2,046,940     11,977,055
 LargeCap S&P 500 Index          --             --
 Fund
 LargeCap Value Fund        832,956      8,024,721
 Partners LargeCap        1,618,539     11,535,465
 Growth Fund II
 Partners LargeCap        1,322,498     14,574,563
 Value Fund
 Partners SmallCap          454,565      3,198,432
 Growth Fund II
 Preferred Securities       461,406      5,031,512
 Fund
 Real Estate Securities     423,737      6,204,648
 Fund
 SmallCap S&P 600 Index     355,694      4,474,562
 Fund
 SmallCap Value Fund        231,973      3,230,732
                         ----------   ------------
                         13,983,458   $135,546,695
                         ==========   ============

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                            OCTOBER 31, 2003                PURCHASES                      SALES              OCTOBER 31, 2004
                         ----------------------  --------------------------------  ----------------------  ----------------------
                          SHARES       COST       SHARES                 COST       SHARES     PROCEEDS     SHARES        COST
                         ---------  -----------  ---------            -----------  ---------  -----------  ---------  -------------
 PRINCIPAL LIFETIME
 2050 FUND
 Bond & Mortgage           215,916  $ 2,308,025    247,423            $ 2,672,513     19,437  $   207,607    443,902   $ 4,772,935
 Securities Fund
 International Fund II     541,303    3,826,107    511,474              4,824,404     44,225      405,524  1,008,552     8,245,226
 LargeCap Blend Fund I          --           --  1,319,322             16,832,891        584        7,400  1,318,738    16,825,497
 LargeCap Growth Fund      533,772    2,984,254    563,147              3,447,281     46,120      278,876  1,050,799     6,152,691
 LargeCap S&P 500 Index    915,718    6,560,265  1,087,088              9,315,854  2,002,806   17,093,323         --            --
 Fund
 LargeCap Value Fund       308,406    2,881,965    266,706              2,790,118    140,088    1,481,230    435,024     4,188,739
 Partners LargeCap         426,056    2,798,510    443,198              3,403,110     36,913      276,835    832,341     5,924,824
 Growth Fund II
 Partners LargeCap         491,584    5,152,415    416,355              5,131,790    232,018    2,879,389    675,921     7,393,247
 Value Fund
 Partners SmallCap         118,517      734,503    143,318              1,147,260     10,620       81,985    251,215     1,799,880
 Growth Fund II
 Preferred Securities       48,645      521,550     78,660                871,897      5,085       55,764    122,220     1,337,689
 Fund
 Real Estate Securities     54,860      706,382     48,555                776,573     15,549      234,773     87,866     1,247,921
 Fund
 SmallCap S&P 600 Index     67,716      689,856    127,377              1,794,990      7,402      101,576    187,691     2,383,317
 Fund
 SmallCap Value Fund        62,606      769,952     71,402              1,106,837      5,402       81,986    128,606     1,794,848
                         ---------  -----------  ---------            -----------  ---------  -----------  ---------   -----------
                         3,785,099  $29,933,784  5,324,025            $54,115,518  2,566,249  $23,186,268  6,542,875   $62,066,814
                         =========  ===========  =========            ===========  =========  ===========  =========   ===========



                            OCTOBER 31, 2003                  PURCHASES                       SALES
                         -----------------------  ----------------------------------  ----------------------
                           SHARES       COST        SHARES                  COST       SHARES     PROCEEDS
                         ----------  -----------  ----------            ------------  ---------  -----------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          1,686,692  $18,029,613   3,158,108            $ 34,043,492    286,374  $ 3,097,833
 Securities Fund
 International Fund II      411,707    2,813,083     354,372               3,338,892    278,118    2,654,977
 LargeCap Blend Fund I           --           --     571,724               7,292,594         --           --
 LargeCap Growth Fund       345,685    1,884,430     346,421               2,100,841    194,308    1,209,254
 LargeCap S&P 500 Index     861,951    5,961,453     692,719               5,897,358  1,554,670   13,350,174
 Fund
 LargeCap Value Fund        201,332    1,839,335     171,973               1,792,317    170,512    1,805,704
 Money Market Fund       11,164,642   11,164,642  18,296,032              18,296,032  1,903,404    1,903,404
 Partners LargeCap          277,041    1,784,679     269,644               2,056,190    166,367    1,295,268
 Growth Fund II
 Partners LargeCap          320,391    3,261,945     267,096               3,282,144    275,461    3,422,845
 Value Fund
 Preferred Securities       383,727    4,058,248     594,538               6,611,103     63,329      708,129
 Fund
 Real Estate Securities     431,777    5,338,424   1,016,618              16,126,569     65,218    1,014,898
 Fund
 SmallCap S&P 600 Index                1,582,599     134,745               1,870,685    105,867    1,497,138
 Fund                       159,483  -----------  ----------            ------------  ---------  -----------
                         ----------
                         16,244,428  $57,718,451  25,873,990            $102,708,217  5,063,628  $31,959,624
                         ==========  ===========  ==========            ============  =========  ===========
                             OCTOBER 31, 2004
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          4,558,426   $ 48,976,413
 Securities Fund
 International Fund II      487,961      3,653,327
 LargeCap Blend Fund I      571,724      7,292,594
 LargeCap Growth Fund       497,798      2,791,131
 LargeCap S&P 500 Index          --             --
 Fund
 LargeCap Value Fund        202,793      1,897,590
 Money Market Fund       27,557,270     27,557,270
 Partners LargeCap          380,318      2,569,790
 Growth Fund II
 Partners LargeCap          312,026      3,291,984
 Value Fund
 Preferred Securities       914,936      9,962,125
 Fund
 Real Estate Securities   1,383,177     20,453,590
 Fund
 SmallCap S&P 600 Index                  2,043,733
 Fund                       188,361   ------------
                         ----------
                         37,054,790   $130,489,547
                         ==========   ============

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                                              REALIZED GAIN/LOSS
                                 DIVIDENDS      ON INVESTMENTS
                                -----------  --------------------
 LARGECAP S&P 500 INDEX FUND
 Principal Financial Group        $5,817           $54,896
    (parent company of Principal Financial
     Services, Inc.)



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------   --------------------------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage                 $2,548,378              $    2,983                $     --
 Securities Fund
 International Fund II              140,490                  27,877                      --
 LargeCap Blend Fund I                   --                      --                      --
 LargeCap Growth Fund                 8,848                   2,551                      --
 LargeCap S&P 500 Index             261,752               4,379,682                      --
 Fund
 LargeCap Value Fund                 91,049                  62,838                      --
 Money Market Fund                  184,024                      --                      --
 Partners LargeCap                       --                   9,103                      --
 Growth Fund II
 Partners LargeCap                  204,028                 154,954                      --
 Value Fund
 Preferred Securities               438,668                     328                      --
 Fund
 Real Estate Securities             488,934                   5,379                 103,975
 Fund
 SmallCap S&P 600 Index                                       7,349                   1,241
 -------                             25,065              ----------
                                 ----------
                                 $4,391,236              $4,653,044                $105,216
                                 ==========              ==========                =======



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage                 $3,297,254             $       --                 $     --
 Securities Fund
 International Fund II              235,501                     --                       --
 LargeCap Blend Fund I                   --                     --                       --
 LargeCap Growth Fund                15,276                     --                       --
 LargeCap S&P 500 Index             409,327              6,409,596                       --
 Fund
 LargeCap Value Fund                155,221                 (4,713)                      --
 Partners LargeCap                       --                     --                       --
 Growth Fund II
 Partners LargeCap                  351,126                 (1,065)                      --
 Value Fund
 Partners SmallCap                   18,540                    509                    2,554
 Growth Fund II
 Preferred Securities               559,621                      6                       --
 Fund
 Real Estate Securities             623,721                  7,892                  132,933
 Fund
 SmallCap S&P 600 Index              15,358                      5                      762
 Fund
 SmallCap Value Fund                 83,315                  2,114                   33,461
                                 ----------             ----------                 --------
                                 $5,764,260             $6,414,344                 $169,710
                                 ==========             ==========                 ========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage                 $2,364,633              $       --                $     --
 Securities Fund
 International Fund II              287,490                     320                      --
 LargeCap Blend Fund I                   --                      --                      --
 LargeCap Growth Fund                18,927                      --                      --
 LargeCap S&P 500 Index             493,579               7,114,938                      --
 Fund
 LargeCap Value Fund                193,060                  50,654                      --
 Partners LargeCap                       --                      29                      --
 Growth Fund II
 Partners LargeCap                  435,909                 123,284                      --
 Value Fund
 Partners SmallCap                   24,068                       2                   3,315
 Growth Fund II
 Preferred Securities               439,104                      53                      --
 Fund
 Real Estate Securities             482,794                      31                 104,187
 Fund
 SmallCap S&P 600 Index              16,518                      30                     831
 Fund
 SmallCap Value Fund                108,516                     868                  43,582
                                 ----------              ----------                --------
                                 $4,864,598              $7,290,209                $151,915
                                 ==========              ==========                ========


                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage                 $  537,738              $      580                $    --
 Securities Fund
 International Fund II               99,281                     122                     --
 LargeCap Blend Fund I                   --                      --                     --
 LargeCap Growth Fund                 6,671                      44                     --
 LargeCap S&P 500 Index             167,032               2,540,551                     --
 Fund
 LargeCap Value Fund                 67,764                   8,671                     --
 Partners LargeCap                       --                      64                     --
 Growth Fund II
 Partners LargeCap                  152,806                   7,981                     --
 Value Fund
 Partners SmallCap                    8,337                       3                  1,149
 Growth Fund II
 Preferred Securities                78,435                      --                     --
 Fund
 Real Estate Securities              80,054                       3                 17,139
 Fund
 SmallCap S&P 600 Index               6,056                      57                    302
 Fund
 SmallCap Value Fund                 37,441                      18                 15,037
                                 ----------              ----------                -------
                                 $1,241,615              $2,558,094                $33,627
                                 ==========              ==========                =======


                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2050 FUND
 Bond & Mortgage                  $137,688              $        4                 $    --
 Securities Fund
 International Fund II              59,513                     239                      --
 LargeCap Blend Fund I                  --                       6                      --
 LargeCap Growth Fund                4,081                      32                      --
 LargeCap S&P 500 Index             97,651               1,217,204                      --
 Fund
 LargeCap Value Fund                41,371                  (2,114)                     --
 Partners LargeCap                      --                      39                      --
 Growth Fund II
 Partners LargeCap                  92,641                 (11,569)                     --
 Value Fund
 Partners SmallCap                   4,870                     102                     671
 Growth Fund II
 Preferred Securities               24,241                       6                      --
 Fund
 Real Estate Securities             26,662                    (261)                  5,703
 Fund
 SmallCap S&P 600 Index              3,426                      47                     170
 Fund
 SmallCap Value Fund                21,959                      45                   8,819
                                  --------              ----------                 -------
                                  $514,103              $1,203,780                 $15,363
                                  ========              ==========                 =======

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 STRATEGIC
 INCOME FUND
 Bond & Mortgage                 $1,156,190              $    1,141                $    --
 Securities Fund
 International Fund II               42,855                 156,329                     --
 LargeCap Blend Fund I                   --                      --                     --
 LargeCap Growth Fund                 2,493                  15,114                     --
 LargeCap S&P 500 Index              86,731               1,491,363                     --
 Fund
 LargeCap Value Fund                 25,483                  71,642                     --
 Money Market Fund                  161,132                      --                     --
 Partners LargeCap                       --                  24,189                     --
 Growth Fund II
 Partners LargeCap                   57,002                 170,740                     --
 Value Fund
 Preferred Securities               179,610                     903                     --
 Fund
 Real Estate Securities             199,190                   3,495                 43,954
 Fund
 SmallCap S&P 600 Index                                      87,587                    393
 Fund                                 7,648              ----------                -------
                                 ----------
                                 $1,918,334              $2,022,503                $44,347
                                 ==========              ==========                =======







AFFILIATED BROKERAGE COMMISSIONS. . With respect to Preferred Securities Fund, $160,934 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other funds did not pay brokerage commissions to any member of the Principal Financial Group during the periods ended October 31, 2004. Brokerage commissions were paid to affiliates of sub-advisors as follows:

                                                           PERIODS ENDED
                                                         OCTOBER 31, 2004
                                                   -----------------------------
 Partners LargeCap Blend Fund I                              $     33
 Partners LargeCap Growth Fund II                               2,273
 Partners LargeCap Value Fund                                 992,248
 Partners MidCap Value Fund                                    98,695
 Partners MidCap Value Fund I                                  11,123

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
5.  INVESTMENT TRANSACTIONS

For the periods ended October 31, 2004, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

                                                 PURCHASES          SALES
                                               --------------  ----------------
 Bond & Mortgage Securities Fund               $  864,486,205   $  625,225,810
 Capital Preservation Fund                         34,482,949       74,494,832
 Government Securities Fund                       128,139,440       94,176,296
 High Quality Intermediate-Term Bond Fund          95,549,746       62,712,598
 High Quality Long-Term Bond Fund                   5,631,341        5,782,710
 High Quality Short-Term Bond Fund                 40,711,538       29,203,835
 International Emerging Markets Fund               52,281,469       37,513,506
 International Fund I                             169,251,707      134,879,279
 International Fund II                            581,672,070      473,038,428
 LargeCap Blend Fund I                            259,981,221       33,811,090
 LargeCap Growth Fund                             125,036,565       63,593,323
 LargeCap S&P 500 Index Fund                      461,347,023      381,288,485
 LargeCap Value Fund                              268,736,591      228,988,102
 MidCap Blend Fund                                 65,958,793       41,728,041
 MidCap Growth Fund                                68,586,196       64,124,542
 MidCap S&P 400 Index Fund                         45,401,191       26,688,165
 MidCap Value Fund                                170,981,854      144,890,211
 Partners International Fund                      225,205,758       56,536,520
 Partners LargeCap Blend Fund                     670,254,427      465,465,362
 Partners LargeCap Blend Fund I                    27,752,660       21,625,407
 Partners LargeCap Growth Fund                     16,465,090       13,152,208
 Partners LargeCap Growth Fund I                1,184,819,596    1,054,159,258
 Partners LargeCap Growth Fund II                 301,412,928      169,324,796
 Partners LargeCap Value Fund                     517,065,464      305,284,496
 Partners LargeCap Value Fund I                     5,572,945          682,415
 Partners MidCap Growth Fund                       77,065,454       57,045,210
 Partners MidCap Growth Fund I                    180,578,939       56,531,731
 Partners MidCap Value Fund                       224,113,085       86,029,246
 Partners MidCap Value Fund I                     347,645,769       80,670,168
 Partners SmallCap Blend Fund                     229,889,735       89,764,729
 Partners SmallCap Growth Fund I                   79,376,945       74,759,628
 Partners SmallCap Growth Fund II                 278,144,953      165,363,810
 Partners SmallCap Growth Fund III                  5,869,212          966,344
 Partners SmallCap Value Fund                      93,863,004       60,861,743
 Partners SmallCap Value Fund I                    93,945,355       39,142,691
 Partners SmallCap Value Fund II                   20,238,655          402,601
 Preferred Securities Fund                        117,629,528       23,288,592
 Principal LifeTime 2010 Fund                     228,395,145       78,695,830
 Principal LifeTime 2020 Fund                     318,376,834       88,152,226
 Principal LifeTime 2030 Fund                     269,200,375       95,871,600
 Principal LifeTime 2040 Fund                     120,268,501       41,349,218
 Principal LifeTime 2050 Fund                      54,115,518       23,186,268
 Principal LifeTime Strategic Income Fund         102,708,217       31,959,624
 Real Estate Securities Fund                      350,445,484      191,105,989
 SmallCap Blend Fund                              109,029,447       76,874,886
 SmallCap Growth Fund                              51,944,238       47,121,292
 SmallCap S&P 600 Index Fund                      112,818,041       50,503,531
 SmallCap Value Fund                               94,983,772       67,778,949

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

For the year ended October 31, 2004, the cost of U.S. government securities purchased and proceeds from U.S government securities sold (not including short-term investments) by the Funds were as follows:

                                          PURCHASES       SALES
                                         ------------  ------------
 Bond & Mortgage Securities Fund         $169,112,549  $113,817,569
 Capital Preservation Fund                  8,024,902     8,003,105
 Government Securities Fund                        --     7,816,632
 High Quality Intermediate-Term Bond       37,498,392    26,659,903
 Fund
 High Quality Long-Term Bond Fund           2,102,282     1,984,886
 High Quality Short-Term Bond Fund          1,016,692            --
 Partners SmallCap Value Fund I               199,273       110,000


The Funds may trade portfolio securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of October 31, 2004, the Funds had TBA purchase commitments as follows:

                           FACE AMOUNT           COST             MARKET VALUE
                           -----------  -----------------------  --------------
 Bond & Mortgage           $72,125,000        $72,430,635         $72,967,819
 Securities Fund
 Government Securities      20,700,000         20,846,625          20,971,533
 Fund
 High Quality                5,875,000          5,840,715           5,885,967
 Intermediate-Term Bond
 Fund




FOREIGN CURRENCY CONTRACTS. . At October 31, 2004, Partners International Fund and Partners LargeCap Growth Fund II owned forward contracts to sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the fund as an unrealized gain or loss.

When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following summarized the terms of the outstanding foreign currency contracts at October 31, 2004:

                                                                                                       NET UNREALIZED
                           FOREIGN CURRENCY    DELIVERY   CONTRACTS TO                                  APPRECIATION
                          PURCHASE CONTRACTS     DATE        ACCEPT      IN EXCHANGE FOR    VALUE      (DEPRECIATION)
                          ------------------   --------   -------------  ---------------  ----------  ----------------
  Partners International  British Pound       11/12/2004     1,674,874     $3,000,000     $3,065,937      $ 65,937
      Fund                Euro                11/12/2004     4,912,541      6,100,000      6,248,463       148,463
                          Japanese Yen        11/12/2004   196,581,600      1,800,000      1,852,602        52,602


                                                                                                  NET UNREALIZED
                      FOREIGN CURRENCY    DELIVERY   CONTRACTS TO                                  APPRECIATION
                       SALE CONTRACTS       DATE        DELIVER     IN EXCHANGE FOR    VALUE      (DEPRECIATION)
                      -----------------   --------   -------------  ---------------  ----------  ----------------
  Partners LargeCap   Danish Kroner      11/30/2004    4,162,935      $  715,638     $  712,702      $ 2,936
      Growth Fund II  Euro               11/30/2004    1,376,720       1,759,715      1,750,884        8,831
                      Swiss Franc        11/30/2004    5,324,253       4,449,466      4,437,729       11,737

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares by fund were as follows:

                                                                BOND & MORTGAGE    CAPITAL     GOVERNMENT       HIGH QUALITY
                                                                  SECURITIES     PRESERVATION   SECURITIES    INTERMEDIATE-TERM
                                                                     FUND            FUND         FUND           BOND FUND
                                                                ---------------  ------------  -----------   ------------------
 YEAR ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred..........................................     2,022,906      25,991,841      248,329        3,641,661
  Advisors Select.............................................     3,496,544      14,797,661      382,828          278,190
  Class J.....................................................     6,776,176      16,891,634    3,114,131          812,677
  Institutional...............................................    19,377,201               5           --               --
  Preferred...................................................     2,349,936       2,267,110      405,033          794,754
  Select......................................................       172,476         398,234       56,262              101
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        67,933         245,849        8,031           81,676
  Advisors Select.............................................        61,229         124,232       15,401            4,106
  Class J.....................................................       359,483         840,381      297,363           63,095
  Institutional...............................................       934,010          51,020           --               --
  Preferred...................................................       129,817          46,717       23,472           38,349
  Select......................................................         5,768          38,442        3,377                2
 Shares redeemed:
  Advisors Preferred..........................................      (816,000)     (7,529,782)     (74,709)        (467,888)
  Advisors Select.............................................    (1,801,752)     (8,590,435)    (197,739)        (177,340)
  Class J.....................................................    (2,817,112)    (14,811,595)  (2,277,718)        (480,031)
  Institutional...............................................    (1,487,004)             --           --               --
  Preferred...................................................    (1,665,189)       (502,549)    (213,620)        (312,808)
  Select......................................................       (55,904)       (299,328)     (21,570)              (8)
                                                                  ----------     -----------   ----------        ---------
                                       Net Increase (Decrease)    27,110,518      29,959,437    1,768,871        4,276,536
                                                                  ==========     ===========   ==========        =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                BOND & MORTGAGE    CAPITAL     GOVERNMENT      HIGH QUALITY
                                                                  SECURITIES     PRESERVATION  SECURITIES    INTERMEDIATE-TERM
                                                                     FUND            FUND         FUND           BOND FUND
                                                                ---------------  ------------  -----------  -------------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................     1,735,619      1,638,470       143,997          46,660
  Advisors Select.............................................     1,418,507      3,290,720       477,387         132,061
  Class J.....................................................     7,379,338     30,845,750     6,413,752       1,208,782
  Institutional...............................................    11,763,442             10     1,195,698              --
  Preferred...................................................     3,442,073         11,830       453,765         279,927
  Select......................................................       230,753      2,083,710        75,887              --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        29,797         26,090         2,657           2,423
  Advisors Select.............................................        16,290         30,150         6,873           1,041
  Class J.....................................................       226,651        613,260       217,645          44,099
  Institutional...............................................       342,535         61,250        34,279              --
  Preferred...................................................        78,092         19,880        13,403          21,634
  Select......................................................         2,205         25,640           743              --
 Shares redeemed:
  Advisors Preferred..........................................      (623,435)    (1,595,320)      (62,287)       (154,821)
  Advisors Select.............................................      (292,662)    (2,623,630)     (149,723)       (215,287)
  Class J.....................................................    (2,178,225)    (5,459,580)   (2,204,724)       (513,346)
  Institutional...............................................      (607,118)            --    (3,188,720)             --
  Preferred...................................................    (1,108,919)    (1,252,050)     (148,852)       (288,546)
  Select......................................................      (159,047)    (2,185,560)      (14,500)       (139,677)
                                                                  ----------     ----------    ----------       ---------
                                       Net Increase (Decrease)    21,695,896     25,530,620     3,267,280         424,950
                                                                  ==========     ==========    ==========       =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                HIGH QUALITY  HIGH QUALITY  INTERNATIONAL
                                                                 LONG-TERM     SHORT-TERM     EMERGING      INTERNATIONAL
                                                                 BOND FUND     BOND FUND    MARKETS FUND       FUND I
                                                                ------------  ------------  -------------  ---------------
 YEAR ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred..........................................      8,324      1,102,618        40,470          541,439
  Advisors Select.............................................     96,253         18,256         2,565          443,826
  Class J.....................................................    401,417      2,147,975     1,571,500        3,676,247
  Institutional...............................................         --             --            --          618,281
  Preferred...................................................     88,231        283,350        98,819          647,780
  Select......................................................     16,960             --            --          194,583
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        602          8,915           379            1,158
  Advisors Select.............................................      9,171            606             2              112
  Class J.....................................................     35,022        105,082           232               --
  Institutional...............................................         --             --            --            8,972
  Preferred...................................................     13,154         13,080           651            4,850
  Select......................................................        293             --            --                3
 Shares redeemed:
  Advisors Preferred..........................................     (1,139)    (1,096,109)      (23,693)        (187,732)
  Advisors Select.............................................    (50,739)       (38,316)         (137)        (226,269)
  Class J.....................................................   (378,247)    (1,282,759)     (550,275)      (1,027,279)
  Institutional...............................................         --             --            --           (3,137)
  Preferred...................................................   (229,746)       (92,617)      (65,174)        (461,943)
  Select......................................................     (7,551)            --            --          (50,173)
                                                                 --------     ----------     ---------       ----------
                                       Net Increase (Decrease)      2,005      1,170,081     1,075,339        4,180,718
                                                                 ========     ==========     =========       ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                HIGH QUALITY  HIGH QUALITY  INTERNATIONAL
                                                                 LONG-TERM     SHORT-TERM     EMERGING      INTERNATIONAL
                                                                 BOND FUND     BOND FUND    MARKETS FUND       FUND I
                                                                ------------  ------------  -------------  ---------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................      9,851         40,919        33,798          441,204
  Advisors Select.............................................    250,101         33,189           516          324,299
  Class J.....................................................    777,525      2,925,751       887,375        2,630,905
  Institutional...............................................         --        434,985       227,185        2,323,688
  Preferred...................................................    330,456         85,934        90,847        1,115,628
  Select......................................................         --             --            --               --
 Shares issued in acquisitions:
  Advisors Preferred..........................................        N/A            N/A           N/A          140,776
  Advisors Select.............................................        N/A            N/A           N/A          141,166
  Class J.....................................................        N/A            N/A           N/A          746,628
  Institutional...............................................        N/A            N/A           N/A            1,181
  Preferred...................................................        N/A            N/A           N/A          148,720
  Select......................................................        N/A            N/A           N/A          140,012
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        150          1,347            --            1,374
  Advisors Select.............................................      5,015            515            --              833
  Class J.....................................................     28,083         57,738            --              605
  Institutional...............................................         --         14,700            --           10,998
  Preferred...................................................     11,749          9,747            --            5,961
  Select......................................................         --             --            --               --
 Shares redeemed:
  Advisors Preferred..........................................   (212,201)        (7,227)      (19,369)        (569,663)
  Advisors Select.............................................   (269,523)        (9,381)           --         (572,212)
  Class J.....................................................   (448,420)      (694,957)     (446,892)        (746,040)
  Institutional...............................................         --     (1,358,121)     (514,671)      (4,404,480)
  Preferred...................................................   (265,144)       (31,765)      (24,928)      (1,015,373)
  Select......................................................   (210,212)            --            --         (498,885)
                                                                 --------     ----------      --------       ----------
                                       Net Increase (Decrease)      7,430      1,503,374       233,861          367,325
                                                                 ========     ==========      ========       ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                LARGECAP     LARGECAP       LARGECAP
                                                                INTERNATIONAL     BLEND       GROWTH        S&P 500
                                                                   FUND II       FUND I        FUND        INDEX FUND
                                                                -------------  -----------  -----------  --------------
 YEAR ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred..........................................      312,644            --       91,868      8,702,559
  Advisors Select.............................................      561,708            --        8,226      4,410,091
  Class J.....................................................    1,259,813           N/A    1,078,392     13,275,822
  Institutional...............................................   12,887,051    19,373,275   10,171,383     15,210,096
  Preferred...................................................      407,537            --      194,857      7,379,342
  Select......................................................       12,131            --        3,540        948,595
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        1,661            --           --         25,293
  Advisors Select.............................................          309            --           --         11,965
  Class J.....................................................        1,214           N/A           --         58,488
  Institutional...............................................      298,796           962       13,299        182,439
  Preferred...................................................          779            --           --        105,620
  Select......................................................           98            --           --          4,271
 Shares redeemed:
  Advisors Preferred..........................................     (102,232)       (9,284)    (134,018)    (2,056,758)
  Advisors Select.............................................     (140,469)       (9,220)      (9,842)    (1,150,194)
  Class J.....................................................     (224,925)          N/A     (590,454)    (4,057,124)
  Institutional...............................................   (2,933,864)   (1,207,777)    (564,289)   (29,604,450)
  Preferred...................................................     (306,141)       (9,262)     (97,980)    (3,822,306)
  Select......................................................       (2,187)       (9,269)        (379)      (207,301)
                                                                 ----------    ----------   ----------    -----------
                                       Net Increase (Decrease)   12,033,923    18,129,425   10,164,603      9,416,448
                                                                 ==========    ==========   ==========    ===========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                LARGECAP    LARGECAP      LARGECAP
                                                                INTERNATIONAL    BLEND       GROWTH        S&P 500
                                                                   FUND II       FUND I       FUND       INDEX FUND
                                                                -------------  ----------  -----------  -------------
 PERIODS ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................      162,143       10,000      498,756     4,670,134
  Advisors Select.............................................       78,097       10,000       11,786     2,735,216
  Class J.....................................................      747,044          N/A    1,159,957    12,805,265
  Institutional...............................................   15,373,345      992,441    7,347,842    14,541,392
  Preferred...................................................       48,908       10,000      333,068     7,958,697
  Select......................................................       14,493       10,000        5,916       416,049
 Shares issued in acquisitions:
  Advisors Preferred..........................................          N/A          N/A        1,933           N/A
  Advisors Select.............................................          N/A          N/A       19,358           N/A
  Class J.....................................................          N/A          N/A      429,326           N/A
  Institutional...............................................          N/A          N/A       38,536           N/A
  Preferred...................................................          N/A          N/A       98,284           N/A
  Select......................................................          N/A          N/A        2,866           N/A
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................           --           --           --         7,311
  Advisors Select.............................................           --           --           --         2,585
  Class J.....................................................           --          N/A           --        25,211
  Institutional...............................................           --           --        4,627            --
  Preferred...................................................           --           --           --        57,049
  Select......................................................           --           --           --           342
 Shares redeemed:
  Advisors Preferred..........................................      (66,065)          --     (502,798)   (1,755,759)
  Advisors Select.............................................      (39,510)          --     (142,868)     (564,446)
  Class J.....................................................     (355,983)         N/A     (395,877)   (2,556,785)
  Institutional...............................................   (8,189,020)      (9,714)  (1,688,930)     (329,352)
  Preferred...................................................      (61,025)          --     (461,262)   (2,188,329)
  Select......................................................      (31,291)          --     (128,601)     (178,024)
                                                                 ----------    ---------   ----------    ----------
                                       Net Increase (Decrease)    7,681,136    1,022,727    6,631,919    35,646,556
                                                                 ==========    =========   ==========    ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                              LARGECAP      MIDCAP       MIDCAP       MIDCAP
                                VALUE        BLEND       GROWTH      S&P 400
                                FUND         FUND         FUND      INDEX FUND
                             -----------  -----------  ----------  ------------
 YEAR ENDED OCTOBER 31,
 2004
 Shares sold:
  Advisors Preferred.......      91,895    1,379,915      12,715      542,479
  Advisors Select..........      55,449       66,441      39,967      727,695
  Class J..................     871,987    3,052,991   1,547,009      664,988
  Institutional............   4,796,340           --     380,796           --
  Preferred................     249,625      257,783      14,808    1,031,296
  Select...................         428       97,332          --      113,783
 Shares issued in
 reinvestment of dividends
 and distributions:
  Advisors Preferred.......          88        1,339          --        3,201
  Advisors Select..........         773          109          --        3,351
  Class J..................       1,563       20,680          --       13,583
  Institutional............      80,424           --          --           --
  Preferred................       2,861        3,883          --       23,220
  Select...................          --            2          --        2,154
 Shares redeemed:
  Advisors Preferred.......     (31,788)  (1,472,828)     (8,275)    (224,560)
  Advisors Select..........    (152,540)    (190,429)    (24,793)    (214,070)
  Class J..................    (261,723)    (823,453)   (678,520)    (241,364)
  Institutional............  (1,785,481)     (60,946)   (401,259)          --
  Preferred................    (238,701)    (342,213)     (3,933)    (684,205)
  Select...................          (1)    (192,065)     (3,500)     (47,940)
                             ----------   ----------   ---------    ---------
    Net Increase (Decrease)   3,681,199    1,798,541     875,015    1,713,611
                             ==========   ==========   =========    =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                               LARGECAP      MIDCAP      MIDCAP       MIDCAP
                                 VALUE       BLEND       GROWTH      S&P 400
                                 FUND         FUND        FUND      INDEX FUND
                              -----------  ----------  ----------  ------------
 YEAR ENDED OCTOBER 31,
 2003:
 Shares sold:
  Advisors Preferred........      46,139      78,137      10,344      220,583
  Advisors Select...........      77,262      11,819     148,049      276,448
  Class J...................     794,781   2,223,334   1,358,603      669,542
  Institutional.............   4,603,126          --   1,223,209           --
  Preferred.................      67,759     306,106       2,298    1,041,024
  Select....................          --          35          --      158,526
 Shares issued in
 acquisition:
  Advisors Preferred........         N/A      59,546         N/A          N/A
  Advisors Select...........         N/A      59,489         N/A          N/A
  Class J...................         N/A     405,925         N/A          N/A
  Institutional.............         N/A      60,831         N/A          N/A
  Preferred.................         N/A      59,988         N/A          N/A
  Select....................         N/A      59,866         N/A          N/A
 Shares issued in
 reinvestment of dividends
 and distributions:
  Advisors Preferred........         152         453          --          161
  Advisors Select...........         346           3          --           36
  Class J...................         432         829          --           --
  Institutional.............      39,868          --          --           --
  Preferred.................       2,138         195          --        5,465
  Select....................          --          --          --            3
 Shares redeemed:
  Advisors Preferred........    (145,997)    (43,233)   (110,100)    (189,885)
  Advisors Select...........     (98,583)       (891)   (146,102)    (156,384)
  Class J...................    (126,495)   (439,898)   (409,365)    (170,247)
  Institutional.............  (1,840,261)         --     (99,336)          --
  Preferred.................    (192,772)    (10,466)   (103,802)    (505,168)
  Select....................    (124,000)        (16)    (95,782)    (140,229)
                              ----------   ---------   ---------    ---------
     Net Increase (Decrease)   3,103,895   2,832,052   1,778,016    1,209,875
                              ==========   =========   =========    =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  MIDCAP       MONEY        PARTNERS       PARTNERS
                                                                  VALUE        MARKET     INTERNATIONAL    LARGECAP
                                                                   FUND         FUND           FUND       BLEND FUND
                                                                ----------  ------------  -------------  -------------
 PERIODS ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred..........................................     49,601    38,670,546         8,316      1,561,260
  Advisors Select.............................................      7,936    77,569,137       157,921      1,612,880
  Class J.....................................................  2,781,779    97,590,462           N/A      2,614,094
  Institutional...............................................     77,129    36,889,806    18,580,596     18,131,434
  Preferred...................................................     16,574    40,844,625         1,098      2,193,377
  Select......................................................        472    28,251,290        17,728        580,860
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        481        20,093            --          4,388
  Advisors Select.............................................         26        13,123            --          1,910
  Class J.....................................................      5,264       100,835           N/A            722
  Institutional...............................................        547       344,214            --        297,741
  Preferred...................................................         92        72,285            --         17,984
  Select......................................................         23         3,883            --            709
 Shares redeemed:
  Advisors Preferred..........................................    (14,224)  (35,858,338)         (107)      (570,588)
  Advisors Select.............................................     (3,555)  (76,682,827)          (31)      (600,123)
  Class J.....................................................   (851,947)  (60,472,660)          N/A       (492,197)
  Institutional...............................................    (23,117)   (4,640,121)     (815,427)    (3,451,863)
  Preferred...................................................     (8,801)  (34,748,881)           --     (1,098,376)
  Select......................................................       (156)  (26,781,467)         (187)      (238,797)
                                                                ---------   -----------    ----------     ----------
                                       Net Increase (Decrease)  2,038,124    81,186,005    17,949,907     20,565,415
                                                                =========   ===========    ==========     ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  MIDCAP       MONEY        PARTNERS       PARTNERS
                                                                  VALUE        MARKET     INTERNATIONAL    LARGECAP
                                                                   FUND         FUND          FUND        BLEND FUND
                                                                ----------  ------------  -------------  -------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................     53,844    11,761,656        N/A         1,458,863
  Advisors Select.............................................      7,708    45,537,759        N/A         1,197,095
  Class J.....................................................  2,431,755   105,081,568        N/A         1,811,627
  Institutional...............................................     13,435    22,965,685        N/A        16,250,340
  Preferred...................................................     10,042    33,331,472        N/A         2,224,128
  Select......................................................      3,636     1,072,854        N/A           132,624
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        317        10,201        N/A                --
  Advisors Select.............................................         --         9,301        N/A                --
  Class J.....................................................      4,269        22,403        N/A                --
  Institutional...............................................         --        89,086        N/A           119,281
  Preferred...................................................          2        27,455        N/A             2,715
  Select......................................................         --             4        N/A                --
 Shares redeemed:
  Advisors Preferred..........................................    (92,776)   (9,260,912)       N/A          (306,556)
  Advisors Select.............................................    (72,642)  (40,616,350)       N/A          (157,570)
  Class J.....................................................   (504,970)  (46,566,722)       N/A          (207,775)
  Institutional...............................................     (6,563)     (893,755)       N/A        (2,550,480)
  Preferred...................................................    (74,568)  (26,877,124)       N/A          (417,472)
  Select......................................................    (72,985)   (1,072,600)       N/A            (5,943)
                                                                ---------   -----------                   ----------
                                       Net Increase (Decrease)  1,700,504    94,621,981                   19,550,877
                                                                =========   ===========                   ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PARTNERS     PARTNERS      PARTNERS         PARTNERS
                                                                  LARGECAP     LARGECAP      LARGECAP         LARGECAP
                                                                BLEND FUND I  GROWTH FUND  GROWTH FUND I   GROWTH FUND II
                                                                ------------  -----------  -------------  ----------------
 YEAR ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred..........................................      70,223       2,282       2,612,102         658,756
  Advisors Select.............................................     150,083     188,102       1,368,534       1,029,424
  Class J.....................................................   1,457,879     343,089       1,618,794         608,292
  Institutional...............................................          --          --      18,434,514      15,747,591
  Preferred...................................................     176,871          --       1,737,539       2,156,377
  Select......................................................      43,495          --         505,099         266,992
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         642          --              --              --
  Advisors Select.............................................         529          --              --              --
  Class J.....................................................       2,685          --              --              --
  Institutional...............................................          --          --         198,466              --
  Preferred...................................................       2,151          --             390              --
  Select......................................................          --          --              --              --
 Shares redeemed:
  Advisors Preferred..........................................    (163,339)         --      (1,348,253)       (460,675)
  Advisors Select.............................................    (160,385)     (5,581)       (885,231)       (280,254)
  Class J.....................................................    (405,898)    (93,940)       (517,107)       (166,829)
  Institutional...............................................          --          --      (6,087,872)     (1,512,909)
  Preferred...................................................    (263,160)         --      (1,355,799)       (297,749)
  Select......................................................    (123,671)         --        (203,874)       (113,188)
                                                                 ---------     -------      ----------      ----------
                                       Net Increase (Decrease)     788,105     433,952      16,077,302      17,635,828
                                                                 =========     =======      ==========      ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PARTNERS     PARTNERS      PARTNERS         PARTNERS
                                                                  LARGECAP     LARGECAP      LARGECAP         LARGECAP
                                                                BLEND FUND I  GROWTH FUND  GROWTH FUND I   GROWTH FUND II
                                                                ------------  -----------  -------------  ----------------
 PERIODS ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................      79,352      10,000       3,270,711         625,502
  Advisors Select.............................................     284,016      10,000       2,979,409         163,977
  Class J.....................................................   1,063,942     259,766         960,922         311,433
  Institutional...............................................          --     450,000      38,157,630       7,563,990
  Preferred...................................................     214,005      10,000       2,563,669           6,900
  Select......................................................          --      10,000         290,202              --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         462          --              --              --
  Advisors Select.............................................          --          --              --              --
  Class J.....................................................       2,197          --              --              --
  Institutional...............................................          --          --          99,681              --
  Preferred...................................................       1,008          --              --              --
  Select......................................................          --          --              --              --
 Shares redeemed:
  Advisors Preferred..........................................     (28,336)         --      (1,013,929)        (62,205)
  Advisors Select.............................................    (105,764)         --        (840,240)         (7,382)
  Class J.....................................................    (298,264)    (41,146)       (237,153)       (111,684)
  Institutional...............................................          --          --     (12,427,775)       (315,207)
  Preferred...................................................     (53,454)         --      (1,626,100)         (9,379)
  Select......................................................          --          --        (155,553)             --
                                                                 ---------     -------     -----------       ---------
                                       Net Increase (Decrease)   1,159,164     708,620      32,021,474       8,165,945
                                                                 =========     =======     ===========       =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PARTNERS      PARTNERS      PARTNERS       PARTNERS
                                                                  LARGECAP       LARGECAP      MIDCAP         MIDCAP
                                                                 VALUE FUND    VALUE FUND I  GROWTH FUND   GROWTH FUND I
                                                                ------------  -------------  -----------  ---------------
 PERIODS ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred..........................................    2,197,095        1,000     1,618,147          72,372
  Advisors Select.............................................    2,099,847        1,000     1,003,451          23,718
  Class J.....................................................    2,227,307          N/A     1,450,645             N/A
  Institutional...............................................   23,647,565      496,104            --      14,258,375
  Preferred...................................................    1,971,193        1,000       611,136          15,832
  Select......................................................    1,150,436        1,000        15,083             976
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................       12,662           --            --              --
  Advisors Select.............................................       10,629           --            --              --
  Class J.....................................................        9,251          N/A            --             N/A
  Institutional...............................................    1,175,172           --            --              --
  Preferred...................................................       27,804           --            --              --
  Select......................................................          958           --            --              --
 Shares redeemed:
  Advisors Preferred..........................................     (555,351)          --      (453,840)             --
  Advisors Select.............................................     (552,523)          --      (407,637)             --
  Class J.....................................................     (459,725)         N/A      (675,273)            N/A
  Institutional...............................................  (16,928,892)          --            --      (1,604,041)
  Preferred...................................................     (614,724)          --      (492,148)             --
  Select......................................................     (155,027)          --       (53,954)             --
                                                                -----------      -------     ---------      ----------
                                       Net Increase (Decrease)   15,263,677      500,104     2,615,610      12,767,232
                                                                ===========      =======     =========      ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS      PARTNERS     PARTNERS       PARTNERS
                                                                 LARGECAP      LARGECAP      MIDCAP         MIDCAP
                                                                VALUE FUND   VALUE FUND I  GROWTH FUND   GROWTH FUND I
                                                                -----------  ------------  -----------  ---------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................   1,139,629       N/A         487,857          N/A
  Advisors Select.............................................     900,999       N/A         348,627          N/A
  Class J.....................................................   1,067,467       N/A       1,114,345          N/A
  Institutional...............................................  41,643,121       N/A              --          N/A
  Preferred...................................................   1,965,979       N/A       1,067,314          N/A
  Select......................................................      87,446       N/A              --          N/A
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................       1,138       N/A              --          N/A
  Advisors Select.............................................       1,010       N/A              --          N/A
  Class J.....................................................         564       N/A              --          N/A
  Institutional...............................................     578,952       N/A              --          N/A
  Preferred...................................................      10,037       N/A              --          N/A
  Select......................................................          33       N/A              --          N/A
 Shares redeemed:
  Advisors Preferred..........................................    (397,162)      N/A        (145,327)         N/A
  Advisors Select.............................................    (249,244)      N/A        (136,784)         N/A
  Class J.....................................................    (205,898)      N/A        (271,805)         N/A
  Institutional...............................................  (4,806,841)      N/A              --          N/A
  Preferred...................................................    (819,629)      N/A        (293,284)         N/A
  Select......................................................    (104,871)      N/A         (69,882)         N/A
                                                                ----------                 ---------
                                       Net Increase (Decrease)  40,812,730                 2,101,061
                                                                ==========                 =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS      PARTNERS     PARTNERS       PARTNERS
                                                                  MIDCAP        MIDCAP      SMALLCAP       SMALLCAP
                                                                VALUE FUND   VALUE FUND I  BLEND FUND    GROWTH FUND I
                                                                -----------  ------------  -----------  ---------------
 PERIODS ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred..........................................     375,584       30,920         7,851        163,015
  Advisors Select.............................................     356,098          944         2,944         78,226
  Class J.....................................................   1,724,293          N/A           N/A        836,751
  Institutional...............................................  10,276,478   27,055,903    11,600,165      2,680,701
  Preferred...................................................     332,177        5,007        41,278        224,764
  Select......................................................      54,662          944         8,117          9,945
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................       2,330           --            --             --
  Advisors Select.............................................       2,037           --            --             --
  Class J.....................................................      14,655          N/A           N/A             --
  Institutional...............................................      95,909           --         9,329             --
  Preferred...................................................       2,180           --            --             --
  Select......................................................         513           --            --             --
 Shares redeemed:
  Advisors Preferred..........................................    (206,323)      (1,307)       (7,186)      (174,146)
  Advisors Select.............................................    (175,845)          --        (7,334)      (141,752)
  Class J.....................................................    (339,182)         N/A           N/A       (619,856)
  Institutional...............................................  (1,452,842)    (651,549)   (1,284,675)    (1,996,218)
  Preferred...................................................    (204,075)          (2)      (46,521)      (222,106)
  Select......................................................    (117,507)          --        (7,228)      (103,160)
                                                                ----------   ----------    ----------     ----------
                                       Net Increase (Decrease)  10,741,142   26,440,860    10,316,740        736,164
                                                                ==========   ==========    ==========     ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS     PARTNERS     PARTNERS      PARTNERS
                                                                  MIDCAP       MIDCAP      SMALLCAP      SMALLCAP
                                                                VALUE FUND  VALUE FUND I  BLEND FUND   GROWTH FUND I
                                                                ----------  ------------  ----------  ---------------
 PERIODS ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................    213,601       N/A         11,860         207,761
  Advisors Select.............................................    135,280       N/A         10,000          18,359
  Class J.....................................................    685,891       N/A            N/A         733,244
  Institutional...............................................  4,924,582       N/A        362,472       7,013,529
  Preferred...................................................    135,903       N/A         10,000         163,830
  Select......................................................     36,073       N/A         10,000             235
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         --       N/A             --              --
  Advisors Select.............................................         --       N/A             --              --
  Class J.....................................................         --       N/A            N/A              --
  Institutional...............................................         --       N/A             --              --
  Preferred...................................................         --       N/A             --              --
  Select......................................................         --       N/A             --              --
 Shares redeemed:
  Advisors Preferred..........................................    (93,176)      N/A         (1,860)        (73,329)
  Advisors Select.............................................    (11,975)      N/A             --         (11,073)
  Class J.....................................................   (136,204)      N/A            N/A        (136,784)
  Institutional...............................................   (659,309)      N/A         (5,090)    (16,384,441)
  Preferred...................................................    (32,080)      N/A             --        (108,167)
  Select......................................................     (5,157)      N/A             --              --
                                                                ---------                  -------     -----------
                                       Net Increase (Decrease)  5,193,429                  397,382      (8,576,836)
                                                                =========                  =======     ===========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                   PARTNERS         PARTNERS       PARTNERS       PARTNERS
                                                                   SMALLCAP         SMALLCAP        SMALLCAP      SMALLCAP
                                                                GROWTH FUND II   GROWTH FUND III   VALUE FUND   VALUE FUND I
                                                                --------------  ----------------  -----------  --------------
 PERIODS ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred..........................................      868,643           1,000          168,646       498,024
  Advisors Select.............................................      871,245           1,000          103,934       438,249
  Class J.....................................................      523,656             N/A          143,436           N/A
  Institutional...............................................   17,150,567         496,100        4,911,977     4,472,134
  Preferred...................................................    1,266,665           1,000          421,490       237,501
  Select......................................................      239,956           1,000              421        58,546
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        3,428              --               27         1,740
  Advisors Select.............................................        1,804              --               14         1,843
  Class J.....................................................        2,829             N/A               39           N/A
  Institutional...............................................      120,278              --            1,122       152,348
  Preferred...................................................        1,568              --               75           216
  Select......................................................          417              --               --            32
 Shares redeemed:
  Advisors Preferred..........................................     (382,671)             --          (93,113)     (112,636)
  Advisors Select.............................................     (252,732)             --          (73,382)      (54,242)
  Class J.....................................................     (171,816)            N/A         (135,058)          N/A
  Institutional...............................................   (5,129,061)             --       (2,714,918)   (1,715,986)
  Preferred...................................................     (455,127)             --         (360,998)      (50,739)
  Select......................................................      (44,000)             --              (15)      (11,533)
                                                                 ----------         -------       ----------    ----------
                                       Net Increase (Decrease)   14,615,649         500,100        2,373,697     3,915,497
                                                                 ==========         =======       ==========    ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                   PARTNERS         PARTNERS       PARTNERS       PARTNERS
                                                                   SMALLCAP         SMALLCAP       SMALLCAP       SMALLCAP
                                                                GROWTH FUND II   GROWTH FUND III  VALUE FUND    VALUE FUND I
                                                                --------------  ----------------  -----------  --------------
 PERIODS ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................      531,572           N/A            458,952        18,594
  Advisors Select.............................................      311,389           N/A            117,703        51,497
  Class J.....................................................      316,100           N/A            132,395           N/A
  Institutional...............................................   21,985,937           N/A          6,552,785     4,255,744
  Preferred...................................................      252,316           N/A            815,266        14,306
  Select......................................................       18,766           N/A                294        10,156
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................           --           N/A                364            --
  Advisors Select.............................................           --           N/A                657            --
  Class J.....................................................           --           N/A              4,162           N/A
  Institutional...............................................           --           N/A            134,629            --
  Preferred...................................................           --           N/A              5,952            --
  Select......................................................           --           N/A                 --            --
 Shares redeemed:
  Advisors Preferred..........................................     (334,169)          N/A           (233,761)          (81)
  Advisors Select.............................................     (129,844)          N/A           (109,199)         (986)
  Class J.....................................................      (73,144)          N/A           (188,685)          N/A
  Institutional...............................................   (2,642,003)          N/A         (7,393,318)     (594,864)
  Preferred...................................................     (143,598)          N/A           (506,594)         (387)
  Select......................................................     (107,640)          N/A            (82,576)           --
                                                                 ----------                       ----------     ---------
                                       Net Increase (Decrease)   19,985,682                         (290,974)    3,753,979
                                                                 ==========                       ==========     =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PARTNERS     PREFERRED     PRINCIPAL       PRINCIPAL
                                                                  SMALLCAP     SECURITIES  LIFETIME 2010   LIFETIME 2020
                                                                VALUE FUND II     FUND         FUND            FUND
                                                                -------------  ----------  -------------  ---------------
 PERIODS ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred..........................................        1,000          926     1,211,070         823,193
  Advisors Select.............................................        1,000          926       706,964       1,006,092
  Class J.....................................................          N/A    1,577,884     3,168,378       5,172,576
  Institutional...............................................    1,996,100    7,219,506    10,899,275      14,285,752
  Preferred...................................................        1,000          926       988,818         569,309
  Select......................................................        1,000          926       129,426         135,067
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................           --           --         3,806           5,152
  Advisors Select.............................................           --           --         1,635           2,312
  Class J.....................................................          N/A           --        23,511          46,761
  Institutional...............................................           --      478,415       213,033         272,183
  Preferred...................................................           --           --         1,664           5,255
  Select......................................................           --           --            --              --
 Shares redeemed:
  Advisors Preferred..........................................           --           --      (673,130)       (113,791)
  Advisors Select.............................................           --           --      (126,834)       (131,272)
  Class J.....................................................          N/A     (114,023)     (583,072)     (1,050,253)
  Institutional...............................................           --     (712,315)   (2,110,114)       (333,056)
  Preferred...................................................           --           --      (626,367)        (99,828)
  Select......................................................           --           --          (658)         (2,610)
                                                                  ---------    ---------    ----------      ----------
                                       Net Increase (Decrease)    2,000,100    8,453,171    13,227,405      20,592,842
                                                                  =========    =========    ==========      ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PARTNERS      PREFERRED     PRINCIPAL       PRINCIPAL
                                                                  SMALLCAP     SECURITIES   LIFETIME 2010   LIFETIME 2020
                                                                VALUE FUND II     FUND          FUND            FUND
                                                                -------------  -----------  -------------  ---------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................       N/A              N/A      126,883          200,702
  Advisors Select.............................................       N/A              N/A      159,917          194,863
  Class J.....................................................       N/A              N/A    2,162,834        3,691,718
  Institutional...............................................       N/A       10,586,025    7,051,115        9,292,379
  Preferred...................................................       N/A              N/A       93,528          215,930
  Select......................................................       N/A              N/A           --               --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................       N/A              N/A        2,904            1,894
  Advisors Select.............................................       N/A              N/A            2               50
  Class J.....................................................       N/A              N/A        3,933            4,942
  Institutional...............................................       N/A           45,734       78,885           85,290
  Preferred...................................................       N/A              N/A          660            1,362
  Select......................................................       N/A              N/A           --               --
 Shares redeemed:
  Advisors Preferred..........................................       N/A              N/A      (45,841)         (22,821)
  Advisors Select.............................................       N/A              N/A       (1,989)         (13,437)
  Class J.....................................................       N/A              N/A     (155,979)        (360,240)
  Institutional...............................................       N/A       (1,011,585)    (326,159)        (187,923)
  Preferred...................................................       N/A              N/A      (14,418)         (30,129)
  Select......................................................       N/A              N/A           --               --
                                                                               ----------    ---------       ----------
                                       Net Increase (Decrease)                  9,620,174    9,136,275       13,074,580
                                                                               ==========    =========       ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PRINCIPAL      PRINCIPAL      PRINCIPAL         PRINCIPAL
                                                                LIFETIME 2030  LIFETIME 2040  LIFETIME 2050   LIFETIME STRATEGIC
                                                                    FUND           FUND           FUND           INCOME FUND
                                                                -------------  -------------  -------------  --------------------
 YEAR ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred..........................................      411,460       770,019        146,459            159,503
  Advisors Select.............................................      785,569       420,012        384,832            290,527
  Class J.....................................................    4,188,556     1,428,323        270,876          1,655,544
  Institutional...............................................   11,048,519     5,145,327      2,605,757          5,329,898
  Preferred...................................................      441,907        80,318         39,944            134,318
  Select......................................................      794,134        22,617          9,888             58,200
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        1,919           616            223              1,301
  Advisors Select.............................................        2,217           329             59                263
  Class J.....................................................       36,448         1,374             --              7,692
  Institutional...............................................      224,261        72,945         37,795             88,372
  Preferred...................................................        4,629         1,074            729              1,571
  Select......................................................           --            --             --                 --
 Shares redeemed:
  Advisors Preferred..........................................      (43,561)      (73,439)       (14,422)           (59,047)
  Advisors Select.............................................     (126,999)      (61,488)       (63,713)          (169,144)
  Class J.....................................................   (1,076,649)     (305,382)       (71,497)          (303,640)
  Institutional...............................................     (446,743)     (202,368)      (325,401)          (879,454)
  Preferred...................................................     (137,238)      (24,927)       (36,609)           (47,278)
  Select......................................................     (149,324)         (588)          (380)           (18,200)
                                                                 ----------     ---------      ---------          ---------
                                       Net Increase (Decrease)   15,959,105     7,274,762      2,984,540          6,250,426
                                                                 ==========     =========      =========          =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PRINCIPAL      PRINCIPAL      PRINCIPAL         PRINCIPAL
                                                                LIFETIME 2030  LIFETIME 2040  LIFETIME 2050   LIFETIME STRATEGIC
                                                                    FUND           FUND           FUND           INCOME FUND
                                                                -------------  -------------  -------------  --------------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................      110,177        29,445          9,742             33,302
  Advisors Select.............................................      341,907        46,923         10,404             22,569
  Class J.....................................................    2,889,995       948,027         98,315            752,857
  Institutional...............................................   12,351,736     3,045,955      2,553,720          3,322,797
  Preferred...................................................      368,594        81,304         95,906            112,055
  Select......................................................           --            --             --                 --
 Shares issued in acquisitions:
  Advisors Preferred..........................................       45,568           N/A            N/A                N/A
  Advisors Select.............................................       45,788           N/A            N/A                N/A
  Class J.....................................................    2,062,153           N/A            N/A                N/A
  Institutional...............................................          897           N/A            N/A                N/A
  Preferred...................................................       54,612           N/A            N/A                N/A
  Select......................................................       45,637           N/A            N/A                N/A
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          424            26              6                645
  Advisors Select.............................................            2            23              1                  4
  Class J.....................................................          861           198             19                356
  Institutional...............................................      104,359        23,532          7,536             29,926
  Preferred...................................................        1,315           211             23                223
  Select......................................................           --            --             --                 --
 Shares redeemed:
  Advisors Preferred..........................................      (55,744)       (2,972)        (1,266)           (13,639)
  Advisors Select.............................................     (104,010)      (14,476)          (592)            (1,536)
  Class J.....................................................     (413,904)     (115,101)       (24,317)           (54,556)
  Institutional...............................................   (1,598,861)     (166,662)      (154,266)          (330,249)
  Preferred...................................................     (132,039)      (13,494)       (16,686)           (18,898)
  Select......................................................      (45,181)           --             --                 --
                                                                 ----------     ---------      ---------          ---------
                                       Net Increase (Decrease)   16,074,286     3,862,939      2,578,545          3,855,856
                                                                 ==========     =========      =========          =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                                            SMALLCAP
                                                                  REAL ESTATE     SMALLCAP    SMALLCAP      S&P 600
                                                                SECURITIES FUND  BLEND FUND  GROWTH FUND   INDEX FUND
                                                                ---------------  ----------  -----------   ----------
 YEAR ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred..........................................     1,450,220        85,925         100       820,915
  Advisors Select.............................................       691,178       115,716       8,571       683,048
  Class J.....................................................     2,856,583     2,778,391   2,095,295     1,208,493
  Institutional...............................................     7,926,472       386,091          --     2,029,751
  Preferred...................................................     1,291,531        87,477      15,617     1,205,875
  Select......................................................        65,340           167          --       132,680
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        16,252           287          --            59
  Advisors Select.............................................        10,328            42          --            47
  Class J.....................................................        99,607         8,442          --           268
  Institutional...............................................       267,021         1,642          --         5,826
  Preferred...................................................        47,411           801          --         1,345
  Select......................................................           588            --          --            14
 Shares redeemed:
  Advisors Preferred..........................................      (643,398)      (41,681)   (123,850)     (297,699)
  Advisors Select.............................................      (324,944)      (25,231)   (127,739)     (172,469)
  Class J.....................................................    (1,317,833)     (911,171)   (957,517)     (308,858)
  Institutional...............................................    (1,151,983)       (1,204)         --      (208,415)
  Preferred...................................................      (979,882)      (98,764)   (136,581)     (668,660)
  Select......................................................        (7,651)         (117)   (123,597)      (25,425)
                                                                  ----------     ---------   ---------     ---------
                                       Net Increase (Decrease)    10,296,840     2,386,813     650,299     4,406,795
                                                                  ==========     =========   =========     =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                                            SMALLCAP
                                                                  REAL ESTATE     SMALLCAP    SMALLCAP      S&P 600
                                                                SECURITIES FUND  BLEND FUND  GROWTH FUND   INDEX FUND
                                                                ---------------  ----------  -----------   ----------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................      436,219         73,756          396      328,627
  Advisors Select.............................................      389,759         18,172        1,479      204,465
  Class J.....................................................    2,329,554      2,354,633    1,887,819      826,122
  Institutional...............................................    7,370,837        225,212      884,626    1,490,954
  Preferred...................................................    1,274,727        383,621       15,088    1,044,918
  Select......................................................       16,447             58           --       88,431
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        8,245             --           --           --
  Advisors Select.............................................          644             --           --           --
  Class J.....................................................       42,084             --           --           --
  Institutional...............................................           --             --           --           --
  Preferred...................................................       13,030             --           --        1,320
  Select......................................................          136             --           --            3
 Shares redeemed:
  Advisors Preferred..........................................     (267,108)       (33,224)        (396)    (123,833)
  Advisors Select.............................................     (160,498)        (4,062)        (355)     (95,996)
  Class J.....................................................     (590,493)      (504,469)    (490,057)    (181,955)
  Institutional...............................................     (644,299)        (7,260)  (1,767,607)     (29,014)
  Preferred...................................................     (439,174)       (17,825)      (3,320)    (547,596)
  Select......................................................      (75,223)           (18)          --      (66,966)
                                                                  ---------      ---------   ----------    ---------
                                       Net Increase (Decrease)    9,704,887      2,488,594      527,673    2,939,480
                                                                  =========      =========   ==========    =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                     SMALLCAP
                                                                    VALUE FUND
                                                                   ------------
 YEAR ENDED OCTOBER 31, 2004:
 Shares sold:
  Advisors Preferred.............................................     245,962
  Advisors Select................................................      85,847
  Class J........................................................   1,070,656
  Institutional..................................................     633,888
  Preferred......................................................     375,309
  Select.........................................................      12,722
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred.............................................       2,030
  Advisors Select................................................       1,476
  Class J........................................................      30,496
  Institutional..................................................      23,841
  Preferred......................................................       2,846
  Select.........................................................         100
 Shares redeemed:
  Advisors Preferred.............................................     (54,826)
  Advisors Select................................................     (10,691)
  Class J........................................................    (307,181)
  Institutional..................................................     (77,808)
  Preferred......................................................    (102,258)
  Select.........................................................      (5,446)
                                                                    ---------
                                          Net Increase (Decrease)   1,926,963
                                                                    =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                    SMALLCAP
                                                                   VALUE FUND
                                                                   ----------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred............................................       53,983
  Advisors Select...............................................       71,799
  Class J.......................................................      570,939
  Institutional.................................................    1,055,561
  Preferred.....................................................       73,092
  Select........................................................        2,588
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred............................................           12
  Advisors Select...............................................           --
  Class J.......................................................           --
  Institutional.................................................        7,254
  Preferred.....................................................           96
  Select........................................................           --
 Shares redeemed:
  Advisors Preferred............................................     (102,151)
  Advisors Select...............................................     (112,175)
  Class J.......................................................     (155,212)
  Institutional.................................................   (1,267,555)
  Preferred.....................................................      (96,051)
  Select........................................................      (72,781)
                                                                   ----------
                                         Net Increase (Decrease)       29,399
                                                                   ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for years ended October 31, 2004 and 2003 was as follows:

                             ORDINARY INCOME       LONG-TERM CAPITAL GAIN   RETURN OF CAPITAL
                             -------------         -------------            ----------
                            2004         2003        2004         2003        2004       2003
                            ----         ----        ----         ----        ----       ----
 Bond & Mortgage         $16,808,487  $7,483,839  $       --   $       --   $    --    $    --
 Securities Fund
 Capital Preservation      1,353,692     776,276          --           --        --         --
 Fund
 Government Securities     3,605,302   2,927,085          --           --        --         --
 Fund
 High Quality              1,779,398     940,800     197,179           --        --         --
 Intermediate-Term Bond
 Fund
 High Quality Long-Term      560,429     589,958      64,814           --        --         --
 Bond Fund
 High Quality              1,164,013     883,468     154,375           --        --         --
 Short-Term Bond Fund
 International Emerging       64,944          --          --           --        --         --
 Markets Fund
 International Fund I        128,116     144,161          --           --        --         --
 International Fund II     2,689,673          --          --           --        --         --
 LargeCap Blend Fund I       389,577          --          --           --        --         --
 LargeCap Growth Fund         79,529      23,011          --           --        --         --
 LargeCap S&P 500 Index    3,239,102     650,381          --           --        --         --
 Fund
 LargeCap Value Fund         871,058     384,672          --           --        --         --
 MidCap Blend Fund           275,575      15,510      47,952           --        --     20,785
 MidCap S&P 400 Index        360,543      65,119     153,870           --        --         --
 Fund
 MidCap Value Fund            78,373      45,237          --           --        --         --
 Money Market Fund           556,812     159,486          --           --        --         --
 Partners LargeCap         3,164,573     998,054          --           --        --         --
 Blend Fund
 Partners LargeCap            65,662      40,347          --           --        --         --
 Blend Fund I
 Partners LargeCap         1,425,794     600,077          --           --        --         --
 Growth Fund I
 Partners LargeCap        14,669,548   5,771,489          --           --        --         --
 Value Fund
 Partners MidCap Value       836,373          --     695,569           --        --         --
 Fund
 Partners SmallCap           368,087          --          --           --        --         --
 Blend Fund
 Partners SmallCap           917,864          --     126,441           --        --         --
 Growth Fund II
 Partners SmallCap                --     373,558          --    1,145,144    17,492         --
 Value Fund
 Partners SmallCap         2,471,262          --     207,862           --        --         --
 Value Fund I
 Preferred Securities      5,276,669     474,759          --           --        --         --
 Fund
 Principal LifeTime        2,644,888     806,490          --           --        --         --
 2010 Fund
 Principal LifeTime        3,581,659     850,719          --           --        --         --
 2020 Fund
 Principal LifeTime        2,830,516     977,145          --           --        --         --
 2030 Fund
 Principal LifeTime          802,514     203,796          --        3,742        --         --
 2040 Fund
 Principal LifeTime          390,571      60,158          --        1,571        --         --
 2050 Fund
 Principal LifeTime        1,083,894     299,468          --        2,790        --         --
 Strategic Income Fund
 Real Estate Securities    5,388,584     812,363   1,288,012           --        --         --
 Fund
 SmallCap Blend Fund              --          --     151,007           --        --         --
 SmallCap S&P 600 Index       89,402      13,291      11,733           --        --         --
 Fund
 SmallCap Value Fund         640,936      84,458     257,409           --        --         --


Funds not listed had no distributions paid for years ended October 31, 2003 and October 31, 2004.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION (CONTINUED)



DISTRIBUTABLE EARNINGS. . As of October 31, 2004, the components of distributable earnings on a federal tax basis were as follows:

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Bond & Mortgage Securities Fund      $ 1,144,723            $   455,419
 Government Securities Fund                47,822                     --
 High Quality Intermediate-Term
 Bond Fund                                300,929                272,871
 High Quality Long-Term Bond Fund          47,364                142,714
 High Quality Short-Term Bond Fund         44,212                     --
 International Emerging Markets
 Fund*                                    711,223              2,218,054
 International Fund I*                    476,383              2,442,863
 International Fund II                 17,320,053             20,982,277
 LargeCap Blend Fund I                    400,353              1,079,225
 LargeCap Growth Fund                     194,686                     --
 LargeCap S&P 500 Index Fund*           5,673,190             36,119,514
 LargeCap Value Fund                    1,110,714              4,668,974
 MidCap Blend Fund                      1,004,543              5,659,487
 MidCap S&P 400 Index Fund                617,037              1,215,816
 MidCap Value Fund                      2,098,262              3,134,202
 Partners International Fund            2,557,685                     --
 Partners LargeCap Blend Fund          10,091,131             26,920,637
 Partners LargeCap Blend Fund I*           83,259                155,143
 Partners LargeCap Growth Fund                 --                792,729
 Partners LargeCap Growth Fund I          321,996                     --
 Partners LargeCap Growth Fund II       1,253,539              2,538,009
 Partners LargeCap Value Fund          13,636,023             11,054,472
 Partners LargeCap Value Fund I            26,023                     --
 Partners MidCap Value Fund             7,543,086             12,831,957
 Partners MidCap Value Fund I           4,391,886                 65,215
 Partners SmallCap Blend Fund           2,481,195                693,901
 Partners SmallCap Growth Fund II              --              8,156,364
 Partners SmallCap Value Fund I         2,924,925              4,763,585
 Partners SmallCap Value Fund II           82,274                     --
 Preferred Securities Fund              8,910,712                     --
 Principal LifeTime 2010 Fund           1,844,231              2,978,852
 Principal LifeTime 2020 Fund           2,038,757              3,737,037
 Principal LifeTime 2030 Fund           1,132,688              3,236,374
 Principal LifeTime 2040 Fund             189,693              1,165,345
 Principal LifeTime 2050 Fund               6,528                481,829
 Principal LifeTime Strategic
 Income Fund                            1,280,855              1,303,678
 Real Estate Securities Fund           11,832,269             17,977,047
 SmallCap Blend Fund                      766,768              5,587,821
 SmallCap Growth Fund*                         --              1,404,634
 SmallCap S&P 600 Index Fund            2,141,738              2,008,153
 SmallCap Value Fund                    2,831,910              2,631,681


* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Funds not listed had no distributable earnings as of October 31, 2004 on a federal tax basis.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION (CONTINUED)


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2004, the Funds had approximate net capital loss carryforwards as follows:

                         NET CAPITAL LOSS CARRYFORWARDS  EXPIRING IN:   ANNUAL LIMITATIONS*
                         ------------------------------  ------------   -------------------
 Government Securities            $ 1,149,000             2009-2012         $       --
 Fund
 High Quality Short                    50,000             2012                      --
 Term Bond Fund
 International Emerging               325,000             2010                 325,000
 Markets Fund
 International Fund I               2,692,000             2008-2012            593,000
 LargeCap Growth Fund               3,248,000             2010-2011             98,000
 LargeCap S&P 500 Index                80,000             2012                  80,000
 Fund
 MidCap Growth Fund                 3,136,000             2009-2010            283,000
 Partners LargeCap                  1,677,000             2010-2011          1,210,000
 Blend Fund I
 Partners LargeCap                  4,770,000             2011                      --
 Growth Fund I
 Partners LargeCap                      3,000             2012                      --
 Value Fund I
 Partners MidCap Growth             2,583,000             2009-2012            269,000
 Fund
 Partners MidCap Growth             1,151,000             2012                      --
 Fund I
 Partners SmallCap                 29,070,000             2010-2011                 --
 Growth Fund I
 Partners SmallCap                     20,000             2012                      --
 Growth Fund III
 Partners SmallCap                  3,095,000             2011                      --
 Value Fund
 Preferred Securities               3,453,000             2012                      --
 Fund
 SmallCap Growth Fund               3,253,000             2010                 542,000



*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain fund's losses have been subjected to an annual limitation.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                                OCTOBER 31, 2004

                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (54.20%)
ADVANCED MATERIALS & PRODUCTS (0.06%)
 Hexcel
  9.75%; 01/15/09                                                           $     350,000            $     368,375
AEROSPACE & DEFENSE (0.02%)
 Northrop Grumman
  7.75%; 02/15/31                                                                 100,000                  125,265
AEROSPACE & DEFENSE EQUIPMENT (0.29%)
 GenCorp
  9.50%; 08/15/13                                                                 350,000                  375,375
 K&F Industries
  9.25%; 10/15/07                                                                 594,000                  605,880
 Lockheed Martin
  7.65%; 05/01/16                                                                 250,000                  306,030
 TransDigm
  8.38%; 07/15/11                                                                 500,000                  537,500
                                                                                                         1,824,785
AGRICULTURAL OPERATIONS (0.56%)
 Bunge Limited Finance
  4.38%; 12/15/08                                                               2,790,000                2,819,915
  5.35%; 04/15/14                                                                 600,000                  614,357
  5.88%; 05/15/13                                                                 145,000                  153,705
                                                                                                         3,587,977
AIRLINES (0.12%)
 Southwest Airlines
  5.10%; 05/01/06                                                                  60,889                   62,340
  5.50%; 11/01/06                                                                 650,000                  677,129
                                                                                                           739,469
APPAREL MANUFACTURERS (0.07%)
 Phillips Van-Heusen
  7.75%; 11/15/23                                                                 350,000                  351,750
 Russell
  9.25%; 05/01/10                                                                 100,000                  107,500
                                                                                                           459,250
ASSET BACKED SECURITIES (2.08%)
 Adjustable Rate Mortgage Trust /1/ /2/
  2.52%; 11/25/34                                                               2,000,000                2,000,000
 Bear Stearns Asset Backed Securities /2/
  2.53%; 03/25/34                                                               1,000,000                  999,953
 Chase Funding Mortgage Loan Asset Backed Certificates /2/
  2.22%; 09/25/33                                                               1,550,000                1,549,929
  2.43%; 09/25/33                                                                 795,000                  794,963
 Countrywide Asset Backed Certificates
  2.33%; 10/25/32 /1/ /2/                                                       2,000,000                2,000,000
  2.43%; 02/25/34 /2/                                                           2,285,713                2,285,606
  3.61%; 04/25/30                                                                 590,000                  592,538
 Master Adjustable Rate Mortgages Trust /2/
  3.03%; 03/25/34                                                               1,100,000                1,107,626
                                                                                                        11,330,615
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO-CARS & LIGHT TRUCKS (0.69%)
 DaimlerChrysler Holding
  2.71%; 08/08/06 /2/                                                       $   1,250,000            $   1,265,064
  4.05%; 06/04/08                                                               1,485,000                1,495,013
  7.25%; 01/18/06                                                                 550,000                  578,133
 Ford Motor
  7.45%; 07/16/31                                                                 235,000                  228,863
 General Motors
  8.25%; 07/15/23                                                                 560,000                  583,350
 Hyundai Motor Manufacturing /3/
  5.30%; 12/19/08                                                                 225,000                  234,106
                                                                                                         4,384,529
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.38%)
 Collins & Aikman Products
  10.75%; 12/31/11                                                                250,000                  249,375
 Delco Remy International
  8.63%; 12/15/07                                                                 400,000                  408,000
 Delphi /2/ /3/
  2.44%; 12/01/04                                                                 625,000                  625,000
 Lear
  7.96%; 05/15/05                                                                 285,000                  292,526
 Stanadyne /3/
  10.00%; 08/15/14                                                                225,000                  236,250
 Tenneco Automotive
  11.63%; 10/15/09                                                                575,000                  610,937
                                                                                                         2,422,088
AUTOMOBILE SEQUENTIAL (0.54%)
 Capital Auto Receivables Asset Trust
  4.50%; 10/15/07                                                                 680,000                  686,681
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                                                 289,636                  292,036
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                                 496,381                  497,787
 Honda Auto Receivables Owner Trust
  4.22%; 04/16/07                                                               1,500,000                1,509,285
 M&I Auto Loan Trust
  3.04%; 10/20/08                                                                 250,000                  251,159
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                                                 218,765                  219,482
                                                                                                         3,456,430
BEVERAGES-NON-ALCOHOLIC (0.07%)
 Bottling Group
  4.63%; 11/15/12                                                                 110,000                  112,031
 Coca-Cola HBC Finance
  5.13%; 09/17/13                                                                 345,000                  355,771
                                                                                                           467,802
BEVERAGES-WINE & SPIRITS (0.34%)
 Diageo Capital
  2.17%; 04/20/07 /2/                                                           1,975,000                1,975,735
  3.38%; 03/20/08                                                                 200,000                  199,891
                                                                                                         2,175,626
BREWERY (0.36%)
 Cia Brasileira de Bebidas
  8.75%; 09/15/13                                                                 220,000                  249,700
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BREWERY (CONTINUED)
 Cia Brasileira de Bebidas (continued)
  10.50%; 12/15/11                                                          $     405,000            $     498,150
 Coors Brewing
  6.38%; 05/15/12                                                                 830,000                  920,612
 Miller Brewing /3/
  5.50%; 08/15/13                                                                 320,000                  335,875
 SABMiller /3/
  6.63%; 08/15/33                                                                 250,000                  281,340
                                                                                                         2,285,677
BROADCASTING SERVICES & PROGRAMMING (0.30%)
 Clear Channel Communications
  5.75%; 01/15/13                                                               1,000,000                1,035,644
 Fisher Communications /3/
  8.63%; 09/15/14                                                                 160,000                  168,800
 Grupo Televisa
  8.50%; 03/11/32                                                                 160,000                  182,800
 Liberty Media
  3.50%; 09/25/06                                                                 550,000                  550,547
                                                                                                         1,937,791
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.43%)
 CRH America
  5.30%; 10/15/13                                                                 135,000                  139,464
  6.40%; 10/15/33                                                                 250,000                  269,066
  6.95%; 03/15/12                                                                 816,000                  937,963
 Masco /2/ /3/
  2.11%; 03/09/07                                                               1,400,000                1,402,360
                                                                                                         2,748,853
BUILDING PRODUCTS-AIR & HEATING (0.01%)
 York International
  6.63%; 08/15/06                                                                  35,000                   36,971
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.07%)
 Hanson Overseas
  6.75%; 09/15/05                                                                 450,000                  465,331
BUILDING PRODUCTS-WOOD (0.06%)
 Ainsworth Lumber
  6.75%; 03/15/14                                                                 250,000                  240,000
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                                 115,000                  113,770
                                                                                                           353,770
BUILDING-RESIDENTIAL & COMMERCIAL (0.35%)
 Beazer Homes
  8.38%; 04/15/12                                                                 600,000                  661,500
 DR Horton
  5.63%; 09/15/14                                                                 700,000                  693,875
 KB Home
  7.75%; 02/01/10                                                                 340,000                  370,600
 Schuler Homes
  9.38%; 07/15/09                                                                 500,000                  542,500
                                                                                                         2,268,475
CABLE TV (0.78%)
 Charter Communications /3/
  8.38%; 04/30/14                                                                 250,000                  252,188
 Comcast
  5.30%; 01/15/14                                                                 220,000                  224,331
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 Comcast (continued)
  5.85%; 01/15/10                                                           $     520,000            $     559,268
  7.05%; 03/15/33                                                                 500,000                  564,761
 Comcast Cable Communications
  6.75%; 01/30/11                                                                 250,000                  280,451
  8.38%; 05/01/07                                                                 500,000                  559,264
 Cox Communications
  4.63%; 06/01/13                                                                 355,000                  338,404
  5.50%; 10/01/15                                                                 165,000                  163,525
 EchoStar DBS /3/
  6.63%; 10/01/14                                                               1,000,000                1,022,500
 Kabel Deutschland /3/
  10.63%; 07/01/14                                                                350,000                  392,000
 Rogers Cablesystems
  10.00%; 03/15/05                                                                650,000                  666,250
                                                                                                         5,022,942
CASINO HOTELS (0.17%)
 Aztar
  7.88%; 06/15/14                                                                 250,000                  271,250
 Harrah's Operating
  5.50%; 07/01/10                                                                 770,000                  803,463
                                                                                                         1,074,713
CELLULAR TELECOMMUNICATIONS (1.23%)
 360 Communications
  7.50%; 03/01/06                                                                 125,000                  132,794
 AirGate PCS /2/ /3/
  5.85%; 10/15/11                                                                 300,000                  307,500
 America Movil /3/
  5.50%; 03/01/14                                                                 910,000                  894,314
 AT&T Wireless Services
  6.88%; 04/18/05                                                                 140,000                  142,763
  7.88%; 03/01/11                                                                 915,000                1,090,046
  8.13%; 05/01/12                                                                 625,000                  762,486
  8.75%; 03/01/31                                                                 125,000                  167,815
 Nextel Communications
  6.88%; 10/31/13                                                                 250,000                  271,250
 PTC International Finance II
  11.25%; 12/01/09                                                              1,130,000                1,197,800
 Rural Cellular /3/
  8.25%; 03/15/12                                                                 255,000                  267,750
 Telus
  7.50%; 06/01/07                                                               1,415,000                1,554,768
  8.00%; 06/01/11                                                                 110,000                  130,063
 Verizon Wireless Capital
  5.38%; 12/15/06                                                                 915,000                  959,042
                                                                                                         7,878,391
CHEMICALS-DIVERSIFIED (0.46%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                                                 655,000                  742,899
 FMC
  6.75%; 05/05/05                                                                 850,000                  862,750
 ICI Wilmington I
  5.63%; 12/01/13                                                                 655,000                  677,785
 Lyondell Chemical
  9.88%; 05/01/07                                                                 420,000                  444,150
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
 Phibro Animal Health
  9.88%; 06/01/08                                                           $     250,000            $     225,000
                                                                                                         2,952,584
CHEMICALS-SPECIALTY (0.26%)
 Hercules
  6.75%; 10/15/29                                                                 300,000                  306,000
 Lubrizol
  4.63%; 10/01/09                                                                 750,000                  757,348
  6.50%; 10/01/34                                                                 375,000                  377,936
 Westlake Chemical
  8.75%; 07/15/11                                                                 177,000                  199,567
                                                                                                         1,640,851
COAL (0.03%)
 Massey Energy
  6.63%; 11/15/10                                                                 180,000                  187,650
COATINGS & PAINT (0.09%)
 Resolution Performance Products
  8.00%; 12/15/09                                                                 250,000                  258,750
 Valspar
  6.00%; 05/01/07                                                                 305,000                  324,185
                                                                                                           582,935
COMMERCIAL BANKS (0.23%)
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                                                 200,000                  204,463
 U.S. Bank
  6.38%; 08/01/11                                                                 275,000                  308,316
 Union Planters Bank
  5.13%; 06/15/07                                                                 310,000                  327,008
 United Overseas Bank /3/
  4.50%; 07/02/13                                                                 175,000                  172,302
 Wachovia Bank
  7.80%; 08/18/10                                                                 385,000                  455,721
                                                                                                         1,467,810
COMMERCIAL SERVICES (0.24%)
 Iron Mountain
  6.63%; 01/01/16                                                                 350,000                  348,250
  8.25%; 07/01/11                                                                 860,000                  898,700
 Quintiles Transnational
  10.00%; 10/01/13                                                                250,000                  272,500
                                                                                                         1,519,450
COMPUTER SERVICES (0.19%)
 Unisys
  7.25%; 01/15/05                                                                 350,000                  353,500
  7.88%; 04/01/08                                                                 830,000                  851,787
                                                                                                         1,205,287
COMPUTERS-INTEGRATED SYSTEMS (0.00%)
 NCR
  7.13%; 06/15/09                                                                  25,000                   27,883
COMPUTERS-MEMORY DEVICES (0.07%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                                                 400,000                  432,500
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.02%)
 Fortune Brands /3/
  7.13%; 11/01/04                                                           $     140,000            $     140,000
CONTAINERS-METAL & GLASS (0.18%)
 Crown European Holdings
  10.88%; 03/01/13                                                                400,000                  475,000
 Owens-Brockway
  8.75%; 11/15/12                                                                 600,000                  676,500
                                                                                                         1,151,500
CONTAINERS-PAPER & PLASTIC (0.18%)
 Intertape Polymer Group /3/
  8.50%; 08/01/14                                                                 300,000                  298,125
 Norampac
  6.75%; 06/01/13                                                                 340,000                  358,700
 Sonoco Products
  7.00%; 11/15/04                                                                 500,000                  500,813
                                                                                                         1,157,638
COPPER ORES (0.03%)
 Codelco /3/
  6.38%; 11/30/12                                                                 200,000                  221,592
CREDIT CARD ASSET BACKED SECURITIES (1.52%)
 American Express Credit Account Master Trust
  2.12%; 09/15/11 /2/                                                             400,000                  400,807
  5.53%; 10/15/08                                                                 375,000                  389,367
 Bank One Issuance Trust
  3.59%; 05/17/10                                                               1,000,000                1,010,281
 Capital One Multi-Asset Execution Trust /2/
  2.09%; 12/15/09                                                               1,140,000                1,140,706
 Chase Credit Card Master Trust /2/
  2.07%; 05/15/09                                                               1,500,000                1,499,907
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                                               1,000,000                1,000,535
  4.10%; 12/07/06                                                                 500,000                  501,130
 Discover Card Master Trust I
  5.75%; 12/15/08                                                               1,000,000                1,047,290
  6.85%; 07/17/07                                                                 400,000                  404,012
 MBNA Credit Card Master Note Trust
  2.25%; 10/15/09 /2/                                                           1,600,000                1,607,110
  3.90%; 11/15/07                                                                 425,000                  428,872
 MBNA Master Credit Card Trust
  6.60%; 04/16/07                                                                 300,000                  300,625
                                                                                                         9,730,642
DATA PROCESSING & MANAGEMENT (0.03%)
 Certegy
  4.75%; 09/15/08                                                                 190,000                  195,666
DIAGNOSTIC KITS (0.04%)
 Dade Behring Holdings
  11.91%; 10/03/10                                                                245,514                  278,045
DISTRIBUTION-WHOLESALE (0.20%)
 Ingram Micro
  9.88%; 08/15/08                                                               1,190,000                1,306,025
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (0.75%)
 General Electric Capital
  0.70%; 03/10/40 /2/ /3/                                                   $  16,517,253            $     506,601
  1.84%; 02/02/09 /2/                                                           1,500,000                1,503,157
  4.25%; 12/01/10                                                                 975,000                  984,279
  4.63%; 09/15/09                                                                 285,000                  296,245
  6.00%; 06/15/12                                                                 140,000                  153,713
 John Deere Capital
  3.13%; 12/15/05                                                                 135,000                  135,490
 NiSource Finance
  3.20%; 11/01/06                                                                 445,000                  444,397
  7.63%; 11/15/05                                                                 730,000                  765,141
                                                                                                         4,789,023
DIVERSIFIED MANUFACTURING OPERATIONS (0.54%)
 General Electric
  5.00%; 02/01/13                                                               2,195,000                2,275,289
 J.B. Poindexter /3/
  8.75%; 03/15/14                                                                 300,000                  321,000
 Tyco International Group
  6.00%; 11/15/13                                                                 325,000                  355,052
  6.38%; 02/15/06                                                                 365,000                  381,048
  6.38%; 10/15/11                                                                 125,000                  139,145
                                                                                                         3,471,534
DIVERSIFIED MINERALS (0.07%)
 Corp. Nacional del Cobre de Chile /3/
  5.50%; 10/15/13                                                                 180,000                  188,422
 Vale Overseas
  9.00%; 08/15/13                                                                 235,000                  264,375
                                                                                                           452,797
DIVERSIFIED OPERATIONS (0.12%)
 Hutchison Whampoa International /3/
  5.45%; 11/24/10                                                                 300,000                  308,866
  6.50%; 02/13/13                                                                 425,000                  452,360
                                                                                                           761,226
E-COMMERCE-PRODUCTS (0.04%)
 FTD
  7.75%; 02/15/14                                                                 245,000                  245,613
ELECTRIC-DISTRIBUTION (0.07%)
 Detroit Edison
  5.40%; 08/01/14                                                                 410,000                  432,890
ELECTRIC-GENERATION (0.15%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                                                363,779                  367,416
 Korea East-West Power /3/
  4.88%; 04/21/11                                                                 195,000                  199,390
 Tenaska Virginia Partners /3/
  6.12%; 03/30/24                                                                 357,859                  378,801
                                                                                                           945,607
ELECTRIC-INTEGRATED (3.41%)
 Arizona Public Service
  5.80%; 06/30/14                                                                 425,000                  452,136
  6.50%; 03/01/12                                                                 395,000                  441,754
 Carolina Power & Light
  6.50%; 07/15/12                                                                 200,000                  222,893
  6.65%; 04/01/08                                                                 200,000                  217,733
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Carolina Power & Light (continued)
  7.50%; 04/01/05                                                           $     750,000            $     765,391
 Centerpoint Energy
  5.88%; 06/01/08                                                                 175,000                  184,280
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                                 145,000                  135,123
 Columbus Southern Power
  6.85%; 10/03/05                                                                 355,000                  369,106
 Commonwealth Edison
  6.40%; 10/15/05                                                                 265,000                  274,123
 Consumers Energy
  4.25%; 04/15/08                                                                  70,000                   71,280
 Dayton Power & Light /3/
  5.13%; 10/01/13                                                                 400,000                  407,894
 Dominion Resources /2/
  2.01%; 05/15/06                                                               1,795,000                1,798,865
 Duke Energy /2/
  2.42%; 01/15/05                                                               1,600,000                1,600,333
 Entergy Gulf States
  3.60%; 06/01/08                                                                 165,000                  163,669
 Exelon
  6.75%; 05/01/11                                                                 155,000                  174,647
 FirstEnergy
  5.50%; 11/15/06                                                                 400,000                  416,211
  6.45%; 11/15/11                                                                 600,000                  657,406
 FPL Energy Wind Funding /3/
  6.88%; 06/27/17                                                                 416,240                  429,768
 FPL Group Capital
  3.25%; 04/11/06                                                                 390,000                  392,651
 Georgia Power /2/
  1.90%; 02/17/09                                                               1,750,000                1,749,545
 Indianapolis Power & Light
  7.38%; 08/01/07                                                                 390,000                  422,062
 Jersey Central Power & Light /3/
  5.63%; 05/01/16                                                                 180,000                  188,797
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                                                 975,000                  964,134
  4.63%; 10/01/07                                                                 180,000                  184,445
 MSW Energy Holdings II
  7.38%; 09/01/10                                                                 350,000                  367,500
 Northeast Utilities
  3.30%; 06/01/08                                                                 140,000                  137,034
 Ohio Power
  4.85%; 01/15/14                                                                 325,000                  326,679
 Oncor Electric Delivery
  6.38%; 05/01/12                                                                 225,000                  249,639
  7.25%; 01/15/33                                                                 115,000                  138,094
 Pacific Gas & Electric
  3.60%; 03/01/09                                                                 395,000                  392,171
  6.05%; 03/01/34                                                               1,145,000                1,179,268
 Pepco Holdings
  3.75%; 02/15/06                                                                 505,000                  509,881
  4.00%; 05/15/10                                                                 100,000                   97,736
 Power Contract Financing /3/
  5.20%; 02/01/06                                                                 142,973                  144,957
 PPL Energy Supply
  5.40%; 08/15/14                                                                 535,000                  548,483
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 PPL Energy Supply (continued)
  6.40%; 11/01/11                                                           $      50,000            $      55,177
 Progress Energy
  6.75%; 03/01/06                                                                 534,000                  559,960
 PSEG Power
  6.95%; 06/01/12                                                               1,000,000                1,126,461
 PSI Energy
  5.00%; 09/15/13                                                                 325,000                  327,784
 Puget Energy
  3.36%; 06/01/08                                                                 175,000                  173,624
 SCANA /2/
  2.16%; 11/15/06                                                               1,450,000                1,453,078
 Southern California Edison
  5.00%; 01/15/14                                                                 160,000                  163,913
  8.00%; 02/15/07                                                                 340,000                  375,959
 Southwestern Electric Power
  4.50%; 07/01/05                                                                  80,000                   80,993
 TXU Energy
  6.13%; 03/15/08                                                                 370,000                  397,410
 Virginia Electric & Power
  4.50%; 12/15/10                                                                 325,000                  328,624
                                                                                                        21,818,671
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Flextronics International
  6.50%; 05/15/13                                                                 300,000                  315,000
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.31%)
 AMI Semiconductor
  10.75%; 02/01/13                                                                300,000                  351,750
 Fairchild Semiconductor International
  10.50%; 02/01/09                                                              1,100,000                1,177,000
 Freescale Semiconductor /3/
  6.88%; 07/15/11                                                                 400,000                  424,000
                                                                                                         1,952,750
ELECTRONICS-MILITARY (0.15%)
 L-3 Communications
  8.00%; 08/01/08                                                                 935,000                  963,050
EXPORT/IMPORT BANK (0.08%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                                                 500,000                  511,396
FEDERAL & FEDERALLY SPONSORED CREDIT (0.05%)
 Federal Farm Credit Bank
  7.25%; 06/12/07                                                                 180,000                  198,980
 Housing Urban Development
  2.99%; 08/01/05                                                                 125,000                  125,613
                                                                                                           324,593
FIDUCIARY BANKS (0.20%)
 State Street Capital Trust II /2/
  2.21%; 02/15/08                                                               1,250,000                1,256,620
FILTRATION & SEPARATION PRODUCTS (0.04%)
 Polypore /3/
  8.75%; 05/15/12                                                                 250,000                  261,250
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (1.09%)
 American Honda Finance /2/ /3/
  1.86%; 02/20/07                                                           $   1,750,000            $   1,750,633
 Ford Motor Credit
  5.80%; 01/12/09                                                                 225,000                  232,121
  6.13%; 01/09/06                                                                 400,000                  413,298
  6.50%; 01/25/07                                                                 705,000                  740,711
  7.38%; 02/01/11                                                                 165,000                  178,991
  7.88%; 06/15/10                                                                 850,000                  943,208
 General Motors Acceptance
  3.33%; 10/20/05 /2/                                                           1,000,000                1,004,111
  5.63%; 05/15/09                                                                 700,000                  706,853
  6.13%; 08/28/07                                                                 140,000                  146,028
  6.88%; 09/15/11                                                                  65,000                   67,664
  6.88%; 08/28/12                                                                 490,000                  510,114
 Toyota Motor Credit
  2.80%; 01/18/06                                                                 250,000                  250,564
                                                                                                         6,944,296
FINANCE-COMMERCIAL (0.53%)
 CIT Group
  1.91%; 02/15/07 /2/                                                             875,000                  874,874
  5.13%; 09/30/14                                                                 525,000                  528,296
 Textron Financial /2/
  2.38%; 10/06/06                                                               2,000,000                2,006,320
                                                                                                         3,409,490
FINANCE-CONSUMER LOANS (0.77%)
 Household Finance
  1.86%; 02/09/07 /2/                                                           1,500,000                1,501,790
  4.13%; 12/15/08                                                                 700,000                  710,605
  4.63%; 01/15/08                                                                 100,000                  103,518
  4.75%; 07/15/13                                                                 275,000                  274,590
  5.75%; 01/30/07                                                                 700,000                  739,892
  7.00%; 05/15/12                                                                 510,000                  589,200
 SLM /2/
  2.23%; 01/25/07                                                               1,000,000                1,000,232
                                                                                                         4,919,827
FINANCE-CREDIT CARD (0.26%)
 Capital One Bank
  5.00%; 06/15/09                                                                 620,000                  644,174
  6.88%; 02/01/06                                                               1,000,000                1,049,531
                                                                                                         1,693,705
FINANCE-INVESTMENT BANKER & BROKER (2.84%)
 BCP Caylux Holdings Luxembourg /3/
  9.63%; 06/15/14                                                                 250,000                  280,000
 Bear Stearns
  2.43%; 01/30/09 /2/                                                           1,000,000                1,002,405
  2.50%; 06/25/34 /2/                                                           1,225,000                1,228,638
  3.00%; 03/30/06                                                                 615,000                  617,199
  4.00%; 01/31/08                                                                 160,000                  162,598
 Citigroup
  5.13%; 05/05/14                                                                 375,000                  388,061
  6.63%; 06/15/32                                                                 810,000                  903,801
  6.75%; 12/01/05                                                                 820,000                  855,809
 E*Trade Financial /3/
  8.00%; 06/15/11                                                                 500,000                  527,500
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Goldman Sachs Group
  3.88%; 01/15/09                                                           $     500,000            $     503,397
  5.15%; 01/15/14                                                                 175,000                  177,559
  5.25%; 04/01/13                                                                 690,000                  709,477
  5.25%; 10/15/13                                                                 175,000                  179,155
  6.60%; 01/15/12                                                                 830,000                  932,493
  6.65%; 05/15/09                                                                  75,000                   83,657
 Lehman Brothers Holdings
  2.20%; 04/20/07 /2/                                                           1,700,000                1,700,204
  2.35%; 11/10/09                                                               1,000,000                  998,326
  4.80%; 03/13/14                                                                 625,000                  622,585
 Merrill Lynch
  1.95%; 02/06/09 /2/                                                           1,500,000                1,500,051
  5.45%; 07/15/14                                                                 785,000                  819,810
 Morgan Stanley
  1.84%; 02/15/07 /2/                                                           1,150,000                1,150,445
  4.75%; 04/01/14                                                               1,500,000                1,469,448
  5.30%; 03/01/13                                                                 290,000                  301,109
  6.75%; 04/15/11                                                                 465,000                  527,804
  7.75%; 06/15/05                                                                 275,000                  283,957
 Refco Finance Holdings /3/
  9.00%; 08/01/12                                                                 225,000                  243,000
                                                                                                        18,168,488
FINANCE-LEASING COMPANY (0.03%)
 Boeing Capital
  5.65%; 05/15/06                                                                 200,000                  208,631
FINANCE-MORTGAGE LOAN/BANKER (3.91%)
 Countrywide Home Loan
  1.87%; 02/17/06 /2/                                                             250,000                  249,927
  2.28%; 06/02/06 /2/                                                           1,500,000                1,506,324
  4.25%; 12/19/07                                                                 120,000                  122,227
  4.50%; 01/25/33                                                                 157,034                  157,111
  5.50%; 02/01/07                                                                 255,000                  267,040
 Federal Home Loan Bank System
  3.88%; 06/14/13                                                                 550,000                  534,550
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                                               1,750,000                1,716,146
  3.25%; 02/25/08                                                               1,250,000                1,243,106
  4.50%; 07/15/13 /4/                                                           6,100,000                6,166,972
  4.63%; 05/28/13                                                                 675,000                  674,343
  4.75%; 10/11/12                                                                 300,000                  299,739
  4.75%; 05/06/13                                                                 575,000                  569,698
  5.13%; 11/07/13                                                                 600,000                  604,734
  6.25%; 07/15/32                                                               1,425,000                1,633,334
  6.75%; 03/15/31                                                                 762,000                  922,898
 Federal National Mortgage Association
  2.30%; 03/28/06                                                                 675,000                  672,273
  2.88%; 05/19/08                                                                 550,000                  540,662
  3.70%; 11/01/07                                                                 440,000                  443,634
  3.88%; 11/17/08                                                               1,275,000                1,278,018
  4.32%; 07/26/07                                                                 175,000                  177,362
  4.75%; 02/21/13                                                                 800,000                  799,110
  5.25%; 01/15/09                                                                 350,000                  374,108
  6.00%; 05/15/11                                                                  75,000                   83,472
  7.25%; 01/15/10                                                                 250,000                  291,281
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association (continued)
  7.25%; 05/15/30                                                           $   2,900,000            $   3,696,018
                                                                                                        25,024,087
FINANCE-OTHER SERVICES (0.01%)
 Newcourt Credit Group
  6.88%; 02/16/05                                                                  75,000                   75,969
FOOD-DAIRY PRODUCTS (0.07%)
 Dean Foods
  6.75%; 06/15/05                                                                 450,000                  457,875
FOOD-MISCELLANEOUS/DIVERSIFIED (0.52%)
 Chiquita Brands International /3/
  7.50%; 11/01/14                                                                 250,000                  256,250
 ConAgra Foods
  7.50%; 09/15/05                                                                 675,000                  700,274
 Corn Products International
  8.45%; 08/15/09                                                                 205,000                  234,725
 Kellogg
  6.00%; 04/01/06                                                                 285,000                  297,564
 Kraft Foods
  4.00%; 10/01/08                                                                 300,000                  303,348
  4.63%; 11/01/06                                                               1,200,000                1,235,095
  5.63%; 11/01/11                                                                 125,000                  133,187
  6.25%; 06/01/12                                                                  20,000                   22,013
  6.50%; 11/01/31                                                                 130,000                  142,148
                                                                                                         3,324,604
FOOD-RETAIL (0.33%)
 Delhaize America
  7.38%; 04/15/06                                                                 325,000                  343,252
 Kroger
  6.20%; 06/15/12                                                                 865,000                  947,665
  6.75%; 04/15/12                                                                 275,000                  309,890
 Safeway
  7.00%; 09/15/07                                                                 440,000                  481,042
                                                                                                         2,081,849
FOOD-WHOLESALE & DISTRIBUTION (0.02%)
 Sysco International
  6.10%; 06/01/12                                                                 100,000                  110,783
GAS-DISTRIBUTION (0.18%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                                                650,000                  680,875
 Sempra Energy
  4.75%; 05/15/09                                                                 475,000                  487,846
                                                                                                         1,168,721
HOME DECORATION PRODUCTS (0.03%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                                  95,000                   92,956
  4.63%; 12/15/09                                                                  95,000                   97,391
                                                                                                           190,347
HOME EQUITY-OTHER (1.66%)
 Argent Securities /2/
  2.15%; 02/25/34                                                                 750,000                  748,475
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Asset Backed Funding Certificates /2/
  2.12%; 02/25/30                                                           $     545,000            $     544,976
 CDC Mortgage Capital Trust /2/
  2.50%; 06/25/34                                                                 700,000                  698,781
 Long Beach Mortgage Loan Trust /2/
  2.46%; 06/25/34                                                                 310,000                  309,721
  3.01%; 06/25/34                                                                 370,000                  370,445
 New Century Home Equity Loan Trust /2/
  2.65%; 01/25/34                                                               1,500,000                1,504,398
 Option One Mortgage Loan Trust /2/
  2.46%; 05/25/34                                                                 850,000                  848,923
  2.98%; 05/25/34                                                                 850,000                  849,960
 Saxon Asset Securities Trust /2/
  2.29%; 10/27/34 /1/                                                           2,000,000                2,000,000
  3.06%; 03/25/35                                                               1,125,000                1,124,587
 Specialty Underwriting & Residential Finance /2/
  2.44%; 02/25/35                                                                 750,000                  749,965
 Wells Fargo Home Equity Trust /2/
  2.43%; 04/25/34                                                               1,140,000                1,139,967
                                                                                                        10,890,198
HOME EQUITY-SEQUENTIAL (0.67%)
 Ameriquest Mortgage Securities
  2.13%; 04/25/34 /2/                                                             965,000                  964,957
  4.37%; 10/25/33                                                               1,500,000                1,511,076
 Residential Asset Securities
  2.37%; 10/25/33 /2/                                                           1,700,000                1,705,457
  3.28%; 08/25/29                                                                 225,000                  224,432
  4.59%; 10/25/26                                                                  23,680                   23,696
  4.70%; 10/25/31                                                               1,500,000                1,537,121
                                                                                                         5,966,739
HOTELS & MOTELS (0.09%)
 Host Marriott
  7.88%; 08/01/08                                                                 562,000                  577,455
INDUSTRIAL AUTOMATION & ROBOTS (0.12%)
 Rockwell International
  6.63%; 06/01/05                                                                  75,000                   76,612
 UNOVA
  6.88%; 03/15/05                                                                 400,000                  405,000
  7.00%; 03/15/08                                                                 300,000                  309,000
                                                                                                           790,612
INDUSTRIAL GASES (0.05%)
 Praxair
  4.75%; 07/15/07                                                                  80,000                   82,972
  6.50%; 03/01/08                                                                 235,000                  257,595
                                                                                                           340,567
INVESTMENT COMPANIES (0.20%)
 Canadian Oil Sands /3/
  4.80%; 08/10/09                                                               1,250,000                1,277,155
LIFE & HEALTH INSURANCE (0.36%)
 John Hancock Global Funding II /2/ /3/
  2.19%; 04/03/09                                                               1,750,000                1,748,670
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Nationwide Financial Services
  5.63%; 02/13/15                                                           $      45,000            $      46,477
 Torchmark
  6.25%; 12/15/06                                                                 500,000                  532,636
                                                                                                         2,327,783
LINEN SUPPLY & RELATED ITEMS (0.03%)
 Cintas
  5.13%; 06/01/07                                                                 175,000                  184,323
MACHINERY-CONSTRUCTION & MINING (0.07%)
 Terex
  9.25%; 07/15/11                                                                 400,000                  448,000
MACHINERY-FARM (0.05%)
 Case
  7.25%; 01/15/16                                                                 300,000                  298,500
MEDICAL INFORMATION SYSTEM (0.06%)
 NDCHealth
  10.50%; 12/01/12                                                                350,000                  371,000
MEDICAL PRODUCTS (0.04%)
 Medical Device Manufacturing /3/
  10.00%; 07/15/12                                                                250,000                  267,500
MEDICAL-DRUGS (0.14%)
 Biovail
  7.88%; 04/01/10                                                                 250,000                  259,375
 Eli Lilly
  6.00%; 03/15/12                                                                 200,000                  221,573
 Schering-Plough
  5.30%; 12/01/13                                                                 385,000                  399,302
                                                                                                           880,250
MEDICAL-GENERIC DRUGS (0.04%)
 Alpharma /3/
  8.63%; 05/01/11                                                                 250,000                  260,000
MEDICAL-HMO (0.12%)
 Anthem
  4.88%; 08/01/05                                                                 430,000                  435,003
 UnitedHealth Group
  3.30%; 01/30/08                                                                 350,000                  347,320
                                                                                                           782,323
MEDICAL-HOSPITALS (0.24%)
 HCA
  5.25%; 11/06/08                                                                 330,000                  332,485
  6.95%; 05/01/12                                                                 465,000                  490,300
  7.13%; 06/01/06                                                                 210,000                  220,279
  9.00%; 12/15/14                                                                 200,000                  238,267
 United Surgical Partners International
  10.00%; 12/15/11                                                                225,000                  258,188
                                                                                                         1,539,519
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.09%)
 Bergen Brunswig
  7.25%; 06/01/05                                                                 570,000                  581,400
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.09%)
 Mueller Group
  10.00%; 05/01/12                                                          $     300,000            $     324,000
 Trimas
  9.88%; 06/15/12                                                                 250,000                  256,250
                                                                                                           580,250
METAL-DIVERSIFIED (0.14%)
 Falconbridge
  5.38%; 06/01/15                                                                 100,000                  100,766
  7.35%; 06/05/12                                                                 205,000                  235,394
 Rio Tinto Finance
  5.75%; 07/03/06                                                                 550,000                  575,813
                                                                                                           911,973
MISCELLANEOUS INVESTING (0.11%)
 iStar Financial
  4.88%; 01/15/09                                                                 515,000                  525,741
 United Dominion Realty Trust
  6.50%; 06/15/09                                                                 155,000                  169,518
                                                                                                           695,259
MISCELLANEOUS MANUFACTURERS (0.08%)
 Borden
  9.20%; 03/15/21                                                                 250,000                  231,250
 Samsonite
  8.88%; 06/01/11                                                                 250,000                  266,250
                                                                                                           497,500
MONEY CENTER BANKS (1.00%)
 Bank of America
  4.75%; 10/15/06                                                               1,675,000                1,733,846
  4.88%; 09/15/12                                                                 680,000                  698,352
  7.40%; 01/15/11                                                                 345,000                  404,197
 HSBC Holdings
  5.25%; 12/12/12                                                                 100,000                  104,451
 JP Morgan Chase
  2.04%; 03/09/09 /2/                                                           2,000,000                2,005,948
  5.13%; 09/15/14                                                               1,200,000                1,219,294
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                                                 220,000                  224,192
                                                                                                         6,390,280
MORTGAGE BACKED SECURITIES (1.47%)
 Banc of America Commercial Mortgage /2/ /3/
  0.04%; 11/10/38                                                               6,793,562                  127,440
 Bear Stearns Adjustable Rate Mortgage Trust /2/ /3/
  3.52%; 06/25/34                                                                 610,000                  602,249
 Bear Stearns Commercial Mortgage Securities /2/ /3/
  0.65%; 05/11/39                                                               5,383,753                  152,489
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                                                 194,200                  208,837
 Chase Manhattan Bank-First Union National Bank Commercial Mortgage
  Trust
  7.13%; 08/15/31                                                                 263,839                  281,439
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Credit Suisse First Boston Mortgage Securities /2/
  2.53%; 05/25/34                                                           $     725,000            $     720,820
 CS First Boston Mortgage Securities /2/
  0.57%; 05/15/36 /3/                                                          10,755,262                  239,552
  0.68%; 07/15/36 /3/                                                          10,493,993                  344,140
  2.53%; 06/25/34 /3/                                                             445,000                  443,715
  7.68%; 09/15/41                                                                 345,000                  399,785
 First Union National Bank Commercial Mortgage
  6.14%; 02/12/34                                                                 150,000                  165,920
  8.09%; 05/17/32                                                                 500,000                  590,821
 GMAC Commercial Mortgage Securities /2/ /3/
  0.97%; 03/10/38                                                               7,748,362                  325,145
 Greenwich Capital Commercial Funding /2/ /3/
  0.39%; 06/10/36                                                              19,774,000                  365,641
 JP Morgan Chase Commercial Mortgage Securities /2/ /3/
  1.22%; 01/12/39                                                               8,250,000                  432,053
 LB-UBS Commercial Mortgage Trust /3/
  0.14%; 03/15/36 /2/                                                           4,998,801                  140,596
  0.63%; 03/15/34 /2/                                                           1,416,403                   30,798
  0.75%; 08/15/36                                                               8,040,179                  279,050
  1.23%; 03/15/36 /2/                                                           4,651,950                  242,553
  4.90%; 06/15/26                                                                 490,000                  509,610
 Merrill Lynch Mortgage Investors /2/
  2.49%; 01/25/35                                                               1,260,000                1,259,941
 Merrill Lynch Mortgage Trust /2/
  0.60%; 02/12/42                                                              21,145,848                  519,427
 Morgan Stanley Capital I /3/
  1.12%; 01/13/41 /2/                                                           5,100,000                  268,036
  4.57%; 12/18/32                                                                  76,899                   78,076
  6.20%; 07/15/33                                                                 400,000                  432,573
  6.54%; 02/15/31                                                                  50,000                   54,605
  7.71%; 11/15/28 /2/                                                              49,087                   50,990
 NationsLink Funding
  7.23%; 06/20/31                                                                 115,000                  128,402
                                                                                                         9,394,703
MOTION PICTURES & SERVICES (0.04%)
 Alliance Atlantis Communications
  13.00%; 12/15/09                                                                250,000                  268,750
MULTI-LINE INSURANCE (0.50%)
 MetLife
  5.25%; 12/01/06                                                               1,500,000                1,562,718
 Metropolitan Life Global Funding I /2/ /3/
  2.04%; 03/17/09                                                               1,625,000                1,622,640
                                                                                                         3,185,358
MULTIMEDIA (1.11%)
 AOL Time Warner
  5.63%; 05/01/05                                                                 630,000                  639,513
  6.13%; 04/15/06                                                               1,910,000                1,996,701
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (CONTINUED)
 AOL Time Warner (continued)
  6.15%; 05/01/07                                                           $     590,000            $     631,116
  7.63%; 04/15/31                                                                 605,000                  716,810
 Gannett
  4.95%; 04/01/05                                                                 100,000                  100,987
 News America
  4.75%; 03/15/10                                                                  70,000                   72,029
  6.55%; 03/15/33                                                                 290,000                  312,002
  6.63%; 01/09/08                                                               1,625,000                1,778,379
 Viacom
  6.63%; 05/15/11                                                                 420,000                  473,535
 Walt Disney
  5.38%; 06/01/07                                                                 345,000                  361,867
                                                                                                         7,082,939
MUSIC (0.04%)
 Warner Music Group /3/
  7.38%; 04/15/14                                                                 250,000                  256,875
MUTUAL INSURANCE (0.11%)
 Liberty Mutual Group /3/
  5.75%; 03/15/14                                                                 430,000                  421,443
  7.00%; 03/15/34                                                                 290,000                  292,135
                                                                                                           713,578
NON-HAZARDOUS WASTE DISPOSAL (0.23%)
 Allied Waste North America
  8.88%; 04/01/08                                                                 250,000                  265,000
  10.00%; 08/01/09                                                                300,000                  315,000
 Waste Management
  5.00%; 03/15/14                                                                 260,000                  262,893
  7.00%; 07/15/28                                                                 565,000                  630,511
                                                                                                         1,473,404
OFFICE AUTOMATION & EQUIPMENT (0.07%)
 Xerox
  7.63%; 06/15/13                                                                 400,000                  440,000
OIL & GAS DRILLING (0.22%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                                                 250,000                  252,602
 Nabors Holdings
  4.88%; 08/15/09                                                                 100,000                  103,681
 Nabors Industries
  5.38%; 08/15/12                                                                 385,000                  404,976
 Precision Drilling
  5.63%; 06/01/14                                                                 600,000                  633,427
                                                                                                         1,394,686
OIL COMPANY-EXPLORATION & PRODUCTION (1.52%)
 Alberta Energy
  7.38%; 11/01/31                                                                 425,000                  508,153
 Anadarko Finance
  6.75%; 05/01/11                                                                 275,000                  312,985
 Callon Petroleum
  9.75%; 12/08/10                                                                 350,000                  367,500
 Canadian Natural Resources
  6.45%; 06/30/33                                                                  75,000                   80,936
  7.20%; 01/15/32                                                                 210,000                  248,175
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Devon Financing
  7.88%; 09/30/31                                                           $     600,000            $     756,862
 Energy Partners
  8.75%; 08/01/10                                                                 250,000                  271,250
 Husky Energy
  6.15%; 06/15/19                                                                 500,000                  538,642
 Kerr-McGee
  6.95%; 07/01/24                                                               1,000,000                1,101,341
 Nexen
  5.05%; 11/20/13                                                                 800,000                  802,919
  7.88%; 03/15/32                                                                 100,000                  124,645
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                                               1,410,000                1,494,600
  7.38%; 12/15/14                                                                 150,000                  166,200
  7.88%; 02/01/09                                                                 685,000                  770,625
  8.00%; 11/15/11                                                                 320,000                  368,000
 Petroleos Mexicanos
  6.50%; 02/01/05                                                                 700,000                  707,000
 Union Pacific Resources Group
  6.50%; 05/15/05                                                                 465,000                  474,063
 Woodside Finance /3/
  6.70%; 08/01/11                                                                 150,000                  171,873
 XTO Energy
  4.90%; 02/01/14                                                                 250,000                  250,904
  6.25%; 04/15/13                                                                 185,000                  204,395
                                                                                                         9,721,068
OIL COMPANY-INTEGRATED (0.29%)
 Conoco
  6.95%; 04/15/29                                                                 100,000                  116,965
 Occidental Petroleum
  4.00%; 11/30/07                                                                 285,000                  290,398
 PanCanadian Energy
  7.20%; 11/01/31                                                                 125,000                  146,525
 Petrobras International Finance
  8.38%; 12/10/18                                                                 375,000                  376,875
  9.13%; 02/01/07                                                                 100,000                  109,750
  9.13%; 07/02/13                                                                 290,000                  316,100
 Petronas Capital /3/
  7.88%; 05/22/22                                                                 420,000                  517,544
                                                                                                         1,874,157
OIL FIELD MACHINERY & EQUIPMENT (0.10%)
 Cooper Cameron
  2.65%; 04/15/07                                                                 650,000                  638,750
OIL REFINING & MARKETING (0.74%)
 Enterprise Products Operating /3/
  4.00%; 10/15/07                                                                 815,000                  821,419
 Enterprise Products Partners
  6.38%; 02/01/13                                                                 320,000                  346,033
 Frontier Oil
  11.75%; 11/15/09                                                              1,250,000                1,328,125
 Tesoro Petroleum
  9.63%; 11/01/08                                                               1,020,000                1,124,550
 Valero Energy
  6.88%; 04/15/12                                                                 425,000                  483,724
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
 Valero Energy (continued)
  7.38%; 03/15/06                                                           $     600,000            $     636,191
                                                                                                         4,740,042
OIL-FIELD SERVICES (0.59%)
 Halliburton
  2.86%; 01/26/07 /2/ /3/                                                       1,000,000                1,000,334
  3.57%; 10/17/05 /2/                                                             500,000                  504,066
  5.50%; 10/15/10                                                               1,660,000                1,755,307
  6.00%; 08/01/06                                                                 525,000                  547,835
                                                                                                         3,807,542
PAPER & RELATED PRODUCTS (0.68%)
 International Paper
  3.80%; 04/01/08                                                                 500,000                  500,907
  5.85%; 10/30/12                                                                 100,000                  106,764
  6.75%; 09/01/11                                                                 530,000                  595,714
 Norske Skog /3/
  7.63%; 10/15/11                                                                 310,000                  353,193
 Sappi Papier Holding /3/
  6.75%; 06/15/12                                                                 135,000                  149,541
 Smurfit Capital Funding
  6.75%; 11/20/05                                                                 800,000                  826,000
 Stora Enso Oyj
  7.38%; 05/15/11                                                                  15,000                   17,391
 Weyerhaeuser
  5.50%; 03/15/05                                                                  95,000                   95,992
  6.13%; 03/15/07                                                               1,100,000                1,172,934
  6.75%; 03/15/12                                                                 410,000                  464,024
  7.38%; 03/15/32                                                                  50,000                   58,325
                                                                                                         4,340,785
PETROCHEMICALS (0.09%)
 Braskem /3/
  11.75%; 01/22/14                                                                540,000                  602,100
PHYSICAL THERAPY & REHABILITATION CENTERS (0.05%)
 HealthSouth
  7.63%; 06/01/12                                                                 300,000                  291,000
PHYSICIAN PRACTICE MANAGEMENT (0.04%)
 US Oncology /3/
  9.00%; 08/15/12                                                                 250,000                  270,000
PIPELINES (0.55%)
 Buckeye Partners
  4.63%; 07/15/13                                                                 400,000                  391,426
 Duke Capital
  4.37%; 03/01/09                                                                 280,000                  283,914
 Duke Energy Field Services
  7.50%; 08/16/05                                                               1,335,000                1,384,431
  7.88%; 08/16/10                                                                 410,000                  484,915
 Enbridge Energy Partners
  4.00%; 01/15/09                                                                 165,000                  164,109
 Equitable Resources
  5.15%; 11/15/12                                                                 100,000                  104,484
 National Fuel Gas
  5.25%; 03/01/13                                                                 175,000                  180,261
 TEPPCO Partners
  6.13%; 02/01/13                                                                 220,000                  236,843
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 TEPPCO Partners (continued)
  7.63%; 02/15/12                                                           $     185,000            $     216,170
 Texas Eastern Transmission
  5.25%; 07/15/07                                                                  90,000                   94,234
                                                                                                         3,540,787
PRINTING-COMMERCIAL (0.07%)
 Sheridan Group /3/
  10.25%; 08/15/11                                                                400,000                  434,000
PRIVATE CORRECTIONS (0.04%)
 Corrections Corporation of America
  9.88%; 05/01/09                                                                 250,000                  281,250
PROPERTY & CASUALTY INSURANCE (1.81%)
 ACE
  6.00%; 04/01/07                                                               2,175,000                2,283,076
 ACE INA Holdings
  5.88%; 06/15/14                                                                 225,000                  233,858
 Arch Capital Group
  7.35%; 05/01/34                                                                 875,000                  922,625
 Infinity Property & Casualty
  5.50%; 02/18/14                                                                 650,000                  648,539
 Markel
  6.80%; 02/15/13                                                                 650,000                  702,000
 St. Paul
  5.75%; 03/15/07                                                                 650,000                  681,190
  7.88%; 04/15/05                                                                 757,000                  774,462
 Travelers Property Casualty
  6.38%; 03/15/33                                                                 160,000                  164,570
 W.R. Berkley
  5.13%; 09/30/10                                                               1,750,000                1,781,936
  5.88%; 02/15/13                                                                 275,000                  283,112
 XL Capital
  5.25%; 09/15/14                                                               2,020,000                2,016,665
  6.50%; 01/15/12                                                                 990,000                1,080,759
                                                                                                        11,572,792
PUBLISHING-BOOKS (0.02%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                                 150,000                  157,628
PUBLISHING-PERIODICALS (0.07%)
 Dex Media West
  9.88%; 08/15/13                                                                 196,000                  231,770
 PEI Holdings
  11.00%; 03/15/10                                                                200,000                  232,250
                                                                                                           464,020
QUARRYING (0.03%)
 Compass Minerals International /2/ /4/
  0.00%; 06/01/13                                                                 250,000                  197,500
RACETRACKS (0.13%)
 Penn National Gaming
  11.13%; 03/01/08                                                                750,000                  810,937
RECREATIONAL CENTERS (0.11%)
 AMF Bowling Worldwide /3/
  10.00%; 03/01/10                                                                425,000                  454,750
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RECREATIONAL CENTERS (CONTINUED)
 Town Sports International
  9.63%; 04/15/11                                                           $     250,000            $     263,750
                                                                                                           718,500
REGIONAL AUTHORITY (0.03%)
 Province of Ontario
  2.63%; 12/15/05                                                                 175,000                  174,975
 Province of Quebec
  5.75%; 02/15/09                                                                  20,000                   21,683
                                                                                                           196,658
REGIONAL BANKS (0.92%)
 Bank One
  7.63%; 08/01/05                                                               1,235,000                1,282,510
 Fifth Third Bancorp
  3.38%; 08/15/08                                                                 350,000                  348,033
 KeyCorp
  4.63%; 05/16/05                                                                 455,000                  459,853
 Korea Development Bank
  2.48%; 10/20/09 /2/                                                             760,000                  758,828
  4.25%; 11/13/07                                                                  25,000                   25,560
 PNC Funding
  5.75%; 08/01/06                                                                 530,000                  555,058
 SunTrust Banks
  5.05%; 07/01/07                                                                  55,000                   57,563
  7.38%; 07/01/06                                                                 150,000                  160,926
 Wachovia
  5.25%; 08/01/14                                                                 750,000                  774,774
  5.63%; 12/15/08                                                                 265,000                  285,523
  6.38%; 02/01/09                                                                 265,000                  289,866
 Wells Fargo
  3.12%; 08/15/08                                                                 275,000                  269,888
  5.13%; 02/15/07                                                                 610,000                  636,500
                                                                                                         5,904,882
REINSURANCE (0.25%)
 Berkshire Hathaway Finance
  4.63%; 10/15/13                                                                 475,000                  476,904
 Endurance Specialty Holdings
  7.00%; 07/15/34                                                               1,080,000                1,098,741
                                                                                                         1,575,645
RENTAL-AUTO & EQUIPMENT (0.16%)
 NationsRent
  9.50%; 10/15/10                                                                 600,000                  663,000
 United Rentals
  6.50%; 02/15/12                                                                 340,000                  336,600
                                                                                                           999,600
RESEARCH & DEVELOPMENT (0.06%)
 Science Applications International
  5.50%; 07/01/33                                                                 275,000                  261,184
  7.13%; 07/01/32                                                                 130,000                  151,902
                                                                                                           413,086
RETAIL-APPAREL & SHOE (0.08%)
 Foot Locker
  8.50%; 01/15/22                                                                 250,000                  267,500
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
 Mothers Work
  11.25%; 08/01/10                                                          $     250,000            $     240,000
                                                                                                           507,500
RETAIL-ARTS & CRAFTS (0.13%)
 Michaels Stores
  9.25%; 07/01/09                                                                 750,000                  809,062
RETAIL-AUTO PARTS (0.08%)
 CSK Auto
  7.00%; 01/15/14                                                                 500,000                  490,000
RETAIL-AUTOMOBILE (0.11%)
 Asbury Automotive Group
  9.00%; 06/15/12                                                                 275,000                  290,125
 Group 1 Automotive
  8.25%; 08/15/13                                                                 400,000                  423,000
                                                                                                           713,125
RETAIL-DISCOUNT (0.11%)
 Target
  5.38%; 06/15/09                                                                  80,000                   85,560
  5.88%; 03/01/12                                                                 280,000                  307,178
 Wal-Mart Stores
  4.38%; 07/12/07                                                                 290,000                  299,786
                                                                                                           692,524
RETAIL-DRUG STORE (0.16%)
 Duane Reade /3/
  9.75%; 08/01/11                                                                 250,000                  240,000
 Jean Coutu Group /3/
  7.63%; 08/01/12                                                                 400,000                  423,000
 Rite Aid
  12.50%; 09/15/06                                                                300,000                  340,500
                                                                                                         1,003,500
RETAIL-JEWELRY (0.04%)
 Finlay Fine Jewelry
  8.38%; 06/01/12                                                                 240,000                  262,200
RETAIL-PROPANE DISTRIBUTION (0.04%)
 Star Gas Partners /3/
  10.25%; 02/15/13                                                                250,000                  240,625
RETAIL-RESTAURANTS (0.05%)
 VICORP Restaurants
  10.50%; 04/15/11                                                                300,000                  300,000
RETAIL-TOY STORE (0.04%)
 Toys R Us
  7.38%; 10/15/18                                                                 250,000                  232,500
RETAIL-VIDEO RENTAL (0.06%)
 Blockbuster /3/
  9.00%; 09/01/12                                                                 350,000                  358,750
RETAIL-VISION SERVICE CENTER (0.03%)
 Cole National Group
  8.63%; 08/15/07                                                                 200,000                  202,875
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SATELLITE TELECOM (0.04%)
 Intelsat
  5.25%; 11/01/08                                                           $     250,000            $     235,427
SAVINGS & LOANS-THRIFTS (0.21%)
 Washington Mutual
  3.81%; 06/25/34                                                                 935,000                  926,019
  3.97%; 03/25/33                                                                 336,000                  334,882
  5.50%; 01/15/13                                                                  95,000                   99,326
                                                                                                         1,360,227
SEMICONDUCTOR EQUIPMENT (0.02%)
 Amkor Technology
  10.50%; 05/01/09                                                                150,000                  132,750
SOVEREIGN (0.79%)
 Chile Government /2/
  2.52%; 01/28/08                                                               1,000,000                1,003,800
 Mexico Government
  2.75%; 01/13/09 /2/                                                             835,000                  840,845
  8.00%; 09/24/22                                                                 780,000                  895,050
  8.30%; 08/15/31                                                                 490,000                  566,440
  8.38%; 01/14/11                                                                 985,000                1,162,300
 South Africa Government
  6.50%; 06/02/14                                                                 545,000                  592,006
                                                                                                         5,060,441
SPECIAL PURPOSE ENTITY (0.68%)
 Borden US Finance/Nova Scotia Finance /2/ /3/
  6.82%; 07/15/10                                                                 250,000                  260,625
 Crystal US Holdings /2/ /3/ /5/
  0.00%; 10/01/14                                                                 250,000                  158,125
  0.00%; 10/01/14                                                                 250,000                  157,500
 Da-Lite Screen
  9.50%; 05/15/11                                                                 225,000                  238,500
 Farmers Exchange Capital /3/
  7.05%; 07/15/28                                                                 500,000                  506,363
 Fondo Latinoamericano de Reservas /3/
  3.00%; 08/01/06                                                               2,350,000                2,356,890
 Interactive Health /3/
  7.25%; 04/01/11                                                                 450,000                  391,500
 Sheridan Acquisition /3/
  10.25%; 08/15/11                                                                250,000                  271,250
                                                                                                         4,340,753
SPECIFIED PURPOSE ACQUISITION (0.06%)
 Poster Financial Group
  8.75%; 12/01/11                                                                 375,000                  392,813
STEEL PRODUCERS (0.05%)
 International Steel Group
  6.50%; 04/15/14                                                                 300,000                  321,000
STEEL-SPECIALTY (0.10%)
 CSN Islands VIII /3/
  9.75%; 12/16/13                                                                 645,000                  654,675
SUPRANATIONAL BANK (0.34%)
 Corp Andina de Fomento /2/
  2.46%; 01/26/07                                                               1,165,000                1,167,042
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SUPRANATIONAL BANK (CONTINUED)
 Corp Andina de Fomento (continued)
  6.75%; 03/15/05                                                           $     340,000            $     344,908
  6.88%; 03/15/12                                                                 575,000                  644,887
                                                                                                         2,156,837
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.22%)
 Corning
  8.30%; 04/04/25                                                                 900,000                  936,801
 Corning Glass
  7.00%; 03/15/07                                                                 500,000                  500,000
                                                                                                         1,436,801
TELEPHONE COMMUNICATION (0.02%)
 Telstra
  6.38%; 04/01/12                                                                 125,000                  138,554
TELEPHONE-INTEGRATED (2.94%)
 British Telecommunications /2/
  7.88%; 12/15/05                                                               2,285,000                2,413,744
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                                                 300,000                  310,173
  8.25%; 06/15/05 /2/                                                             250,000                  258,571
  8.50%; 06/15/10 /2/                                                             910,000                1,096,331
 France Telecom /2/
  8.50%; 03/01/11                                                               2,490,000                2,990,552
 MCI
  6.69%; 05/01/09                                                                 250,000                  246,562
 Qwest /3/
  7.88%; 09/01/11                                                                 250,000                  266,250
  9.13%; 03/15/12 /2/                                                             500,000                  563,750
 SBC Communications
  4.13%; 09/15/09                                                                 665,000                  668,324
  6.15%; 09/15/34                                                                 300,000                  303,057
 Sprint Capital
  6.00%; 01/15/07                                                                  65,000                   68,734
  6.13%; 11/15/08                                                                 250,000                  270,862
  6.88%; 11/15/28                                                               1,430,000                1,535,713
  6.90%; 05/01/19                                                                 350,000                  391,829
 Telecom Italia Capital
  4.00%; 01/15/10 /3/                                                           3,550,000                3,516,964
  5.25%; 11/15/13                                                                 825,000                  844,707
  6.38%; 11/15/33                                                                 240,000                  249,089
 Telefonica Europe
  7.75%; 09/15/10                                                                 615,000                  729,018
 Telefonos de Mexico
  4.50%; 11/19/08                                                                 630,000                  635,551
  8.25%; 01/26/06                                                                 805,000                  855,915
 Verizon Florida
  6.13%; 01/15/13                                                                 525,000                  566,889
                                                                                                        18,782,585
TEXTILE-HOME FURNISHINGS (0.05%)
 Mohawk Industries
  6.50%; 04/15/07                                                                 310,000                  331,483
THEATERS (0.08%)
 Cinemark /2/ /5/
  0.00%; 03/15/14                                                                 700,000                  495,250
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (0.13%)
 Canadian National Railway
  4.25%; 08/01/09                                                           $     500,000            $     508,789
 Union Pacific
  4.70%; 01/02/24                                                                  90,000                   87,607
  6.63%; 02/01/29                                                                  45,000                   49,284
  7.60%; 05/01/05                                                                 200,000                  204,859
                                                                                                           850,539
TRANSPORT-SERVICES (0.20%)
 CHC Helicopter
  7.38%; 05/01/14                                                                 200,000                  213,000
 FedEx
  1.88%; 04/01/05                                                                 820,000                  820,458
  3.50%; 04/01/09                                                                 260,000                  256,645
                                                                                                         1,290,103
TRANSPORT-TRUCK (0.04%)
 Quality Distribution /3/
  9.00%; 11/15/10                                                                 255,000                  237,469
VITAMINS & NUTRITION PRODUCTS (0.13%)
 NBTY
  8.63%; 09/15/07                                                                 580,000                  585,800
 WH Holdings/WH Capital
  9.50%; 04/01/11                                                                 250,000                  273,750
                                                                                                           859,550
WIRE & CABLE PRODUCTS (0.04%)
 Superior Essex Communications
  9.00%; 04/15/12                                                                 250,000                  253,750
WIRELESS EQUIPMENT (0.17%)
 Crown Castle International
  10.75%; 08/01/11                                                                700,000                  775,250
 SBA Telecom/SBA Communications /2/ /4/
  0.00%; 12/15/11                                                                 350,000                  294,875
                                                                                                         1,070,125
                                                                             TOTAL BONDS               346,729,276

                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (15.88%)
4.00%; 09/01/10                                                                 3,984,022                3,983,480
4.50%; 02/01/10                                                                   715,307                  726,081
4.50%; 04/01/11                                                                 4,649,369                4,720,462
4.50%; 05/01/11                                                                 1,942,936                1,972,645
4.50%; 07/01/18                                                                   799,918                  804,154
5.00%; 12/01/17                                                                   596,998                  609,546
5.00%; 10/01/18                                                                 3,344,491                3,415,066
5.00%; 12/01/18                                                                 6,592,916                6,732,040
5.00%; 11/01/19 /6/                                                             6,250,000                6,373,050
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
5.00%; 08/01/33                                                             $     862,203            $     862,067
5.00%; 06/01/34                                                                 5,970,554                5,959,765
5.00%; 11/01/34 /6/                                                            15,000,000               14,953,125
5.50%; 04/01/09                                                                    69,278                   71,253
5.50%; 08/01/09                                                                   178,009                  183,085
5.50%; 12/01/16                                                                   506,810                  525,503
5.50%; 02/01/17                                                                 1,341,702                1,391,188
5.50%; 09/01/17                                                                   138,213                  143,274
5.50%; 12/01/17                                                                 1,652,616                1,713,135
5.50%; 03/01/18                                                                   682,726                  707,663
5.50%; 04/01/18                                                                 4,565,110                4,731,851
5.50%; 12/01/18                                                                    57,165                   58,320
5.50%; 05/01/33                                                                 1,685,827                1,720,105
5.50%; 10/01/33                                                                 1,534,581                1,565,783
5.50%; 12/01/33                                                                 6,651,163                6,786,401
5.50%; 09/01/34                                                                 5,700,001                5,812,610
5.50%; 11/01/34 /6/                                                            10,000,000               10,184,380
6.00%; 12/01/16                                                                    29,991                   31,489
6.00%; 12/01/16                                                                    46,701                   49,032
6.00%; 12/01/16                                                                    15,328                   16,094
6.00%; 02/01/17                                                                   133,326                  139,993
6.00%; 02/01/17                                                                   124,348                  130,557
6.00%; 03/01/17                                                                    91,803                   96,387
6.00%; 04/01/17                                                                   228,601                  240,032
6.00%; 07/01/23                                                                 3,107,403                3,237,535
6.00%; 06/01/28                                                                    71,580                   74,297
6.00%; 01/01/29                                                                    25,469                   26,436
6.00%; 02/01/32                                                                    70,614                   73,207
6.00%; 12/01/32                                                                 1,004,293                1,041,226
6.00%; 02/01/33                                                                 1,687,426                1,749,182
6.00%; 12/01/33                                                                 1,832,685                1,899,757
6.00%; 11/01/34 /6/                                                             3,500,000                3,623,592
6.50%; 07/01/19                                                                    41,007                   43,341
6.50%; 03/01/29                                                                    16,718                   17,608
6.50%; 04/01/31                                                                     9,358                    9,851
6.50%; 06/01/31                                                                     7,998                    8,420
6.50%; 09/01/31                                                                   107,483                  113,153
6.50%; 02/01/32                                                                    74,241                   78,131
6.50%; 02/01/32                                                                    72,373                   76,190
6.50%; 05/01/32                                                                   258,797                  272,357
6.50%; 09/01/32                                                                 1,084,654                1,141,483
7.00%; 08/01/16                                                                   109,704                  116,398
7.00%; 06/01/31                                                                     4,039                    4,291
7.00%; 09/01/31                                                                    34,957                   37,149
7.00%; 04/01/32                                                                   422,125                  448,597
7.50%; 12/01/30                                                                     5,489                    5,895
7.50%; 02/01/32                                                                    89,050                   95,582
8.00%; 11/01/30                                                                     6,525                    7,087
                                                                TOTAL FHLMC CERTIFICATES               101,610,381

                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (12.14%)
4.50%; 06/01/18                                                             $   1,875,815            $   1,885,767
5.00%; 03/01/10                                                                 1,272,678                1,300,298
5.00%; 09/01/17                                                                 1,623,951                1,659,471
5.00%; 06/01/18                                                                 2,430,549                2,483,895
5.00%; 12/01/19 /6/                                                             6,375,000                6,490,547
5.00%; 11/01/34 /6/                                                            10,000,000                9,962,500
5.50%; 09/01/17                                                                   372,886                  386,822
5.50%; 10/01/17                                                                   597,600                  619,933
5.50%; 02/01/23                                                                 1,166,204                1,198,099
5.50%; 06/01/23                                                                 4,263,491                4,380,098
5.50%; 07/01/23                                                                    76,167                   78,250
5.50%; 09/01/33                                                                 2,738,147                2,793,411
5.50%; 11/01/34 /6/                                                            21,000,000               21,380,625
6.00%; 05/01/09                                                                    85,765                   90,568
6.00%; 02/01/23                                                                   455,618                  475,259
6.00%; 03/01/33                                                                 1,889,057                1,961,727
6.00%; 10/01/33                                                                   897,101                  931,434
6.00%; 11/01/33                                                                 3,374,489                3,503,634
6.00%; 12/01/33                                                                 3,044,744                3,161,269
6.00%; 02/01/34                                                                 2,130,823                2,212,371
6.50%; 04/01/10                                                                    44,603                   47,390
6.50%; 07/01/16                                                                    77,470                   82,202
6.50%; 02/01/17                                                                   185,457                  196,786
6.50%; 03/01/17                                                                    75,525                   80,140
6.50%; 04/01/17                                                                    67,626                   71,758
6.50%; 08/01/17                                                                 1,498,737                1,590,310
6.50%; 05/01/22                                                                    55,283                   58,414
6.50%; 12/01/31                                                                    97,996                  103,242
6.50%; 02/01/32                                                                    60,067                   63,282
6.50%; 02/01/32                                                                   115,313                  121,452
6.50%; 04/01/32                                                                    43,102                   45,396
6.50%; 06/01/32                                                                   208,170                  219,254
6.50%; 08/01/32                                                                   274,972                  289,612
6.50%; 02/01/33                                                                 6,526,499                6,873,989
7.00%; 09/01/31                                                                    71,417                   75,896
7.00%; 03/01/32                                                                   414,202                  440,178
7.50%; 08/01/32                                                                   320,796                  343,654
                                                                 TOTAL FNMA CERTIFICATES                77,658,933

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (3.38%)
5.00%; 07/15/33                                                                 3,172,741                3,191,112
5.50%; 06/15/33                                                                 1,526,783                1,565,313
5.50%; 12/20/33                                                                 5,364,449                5,489,741
6.00%; 08/15/31                                                                   171,576                  178,913
6.00%; 01/15/32                                                                    65,166                   67,920
6.00%; 02/15/32                                                                   924,214                  963,276
6.00%; 02/15/33                                                                   592,943                  617,428
6.00%; 11/20/33                                                                 7,018,558                7,299,609
6.50%; 01/15/27                                                                    80,542                   85,503
                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
6.50%; 07/15/31                                                             $      23,537            $      24,931
6.50%; 10/20/31                                                                 1,153,000                1,217,719
6.50%; 02/20/32                                                                    62,433                   65,938
6.50%; 10/15/32                                                                   395,486                  418,924
7.00%; 04/15/31                                                                    11,401                   12,173
7.00%; 06/15/31                                                                   195,640                  208,912
7.00%; 07/15/31                                                                    38,244                   40,835
7.50%; 10/15/29                                                                    37,204                   40,074
7.50%; 10/20/30                                                                    23,474                   25,164
7.50%; 01/15/31                                                                    26,476                   28,516
8.00%; 01/20/31                                                                    77,150                   83,734
                                                                 TOTAL GNMA CERTIFICATES                21,625,735

                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
TREASURY BONDS (14.19%)
 U.S. Treasury
  3.63%; 07/15/09 /4/                                                           5,750,000                5,841,868
  3.88%; 02/15/13                                                               7,150,000                7,152,231
  4.00%; 02/15/14 /4/                                                           5,200,000                5,200,203
  4.75%; 05/15/14 /4/                                                           6,500,000                6,872,736
  4.88%; 02/15/12                                                               4,000,000                4,286,720
  5.00%; 02/15/11                                                               3,750,000                4,049,415
  5.38%; 02/15/31                                                               7,965,000                8,651,049
  6.00%; 02/15/26                                                               2,750,000                3,173,995
  6.25%; 08/15/23                                                               3,760,000                4,441,500
  6.25%; 05/15/30                                                               2,945,000                3,541,362
  6.75%; 08/15/26                                                               2,000,000                2,513,594
  7.50%; 11/15/16 /4/                                                           1,990,000                2,577,283
  8.00%; 11/15/21                                                               2,600,000                3,608,007
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14 /4/                                                           2,563,950                2,657,796
  3.38%; 01/15/07 /4/                                                           7,834,259                8,395,512
  3.50%; 01/15/11                                                               2,395,360                2,740,347
  3.63%; 01/15/08                                                               8,328,158                9,186,350
  3.88%; 01/15/09                                                               5,199,705                5,899,429
                                                                    TOTAL TREASURY BONDS                90,789,397




                                                                              Principal
                                                                               Amount                    Value
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (18.36%)
FINANCE-MORTGAGE LOAN/BANKER (18.36%)
 Investment in Joint Trading Account; Federal Home Loan Bank
  1.69%; 11/01/04                                                            $117,415,707            $ 117,415,707
                                                                  TOTAL COMMERCIAL PAPER               117,415,707
                                                   TOTAL PORTFOLIO INVESTMENTS (118.15%)               755,829,429
LIABILITIES, NET OF CASH AND RECEIVABLES (-18.15%)                                                    (116,105,601)
                                                              TOTAL NET ASSETS (100.00%)             $ 639,723,828
                                                                                                     ----------------


                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                                OCTOBER 31, 2004


/1 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/2 /Variable rate.
/3 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $41,165,710 or 6.43% of net assets.
/4 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $32,298,802 or 5.05% of net assets.
/5 /Non-income producing security.
/6 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 10,355,215
Unrealized Depreciation                        (1,317,897)
                                             ------------
Net Unrealized Appreciation (Depreciation)      9,037,318
Cost for federal income tax purposes         $746,792,111

                                                Notional     Unrealized
                 Description                     Amount      Gain (Loss)
-------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman   $17,500,000    $111,922
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 45
basis points with Morgan Stanley. Expires
November 2004.


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                               Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Government                          239,960,875                 31.74%
 Mortgage Securities                 213,523,187                 28.25
 Financial                            82,457,475                 10.91
 Communications                       44,452,816                  5.88
 Asset Backed Securities              39,526,937                  5.23
 Energy                               25,801,002                  3.41
 Utilities                            25,575,427                  3.38
 Consumer, Non-cyclical               24,289,164                  3.21
 Consumer, Cyclical                   21,723,676                  2.87
 Industrial                           19,849,679                  2.63
 Basic Materials                      12,757,316                  1.69
 Technology                            4,757,836                  0.63
 Diversified                           1,154,039                  0.15
 Swap Agreements                         111,922                  0.02
                    TOTAL           $755,941,351                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND

                                OCTOBER 31, 2004

                                               Principal
                                                 Amount                 Value
---------------------------------------------------------------------------------------
COMMERCIAL PAPER (95.27%)
ASSET BACKED SECURITIES (9.72%)
 CAFCO
  1.88%; 12/08/04                              $1,000,000            $   998,068
  1.90%; 12/17/04                                 955,000                952,682
  2.02%; 01/07/05                               1,000,000                996,242
 CXC
  1.77%; 11/16/04                                 770,000                769,432
 FCAR Owner Trust I
  1.81%; 12/09/04                                 795,000                793,481
  1.90%; 12/07/04                                 985,000                983,129
  1.90%; 12/16/04                                 800,000                798,100
 Windmill Funding
  1.87%; 12/15/04                                 665,000                663,480
  2.00%; 01/12/05                                 700,000                697,200
                                                                       7,651,814
BEVERAGES-NON-ALCOHOLIC (3.81%)
 Coca-Cola
  1.53%; 11/02/04                               1,000,000                999,957
  1.53%; 11/03/04                               1,000,000                999,915
  1.53%; 11/04/04                               1,000,000                999,873
                                                                       2,999,745
BREWERY (0.89%)
 Anheuser-Busch
  1.77%; 11/22/04                                 700,000                699,278
CHEMICALS-DIVERSIFIED (1.01%)
 E. I. Du Pont de Nemours
  1.90%; 12/28/04                                 800,000                797,593
COATINGS & PAINT (1.01%)
 Sherwin-Williams
  1.80%; 12/13/04                                 800,000                798,320
COMMERCIAL BANKS (4.63%)
 Calyon North America
  1.90%; 12/14/04                                 655,000                653,514
 Nordea North America
  1.97%; 01/31/05                                 700,000                696,479
 Svenska Handelsbanken
  1.60%; 11/04/04                                 900,000                899,876
  1.65%; 11/22/04                                 900,000                899,055
  1.85%; 12/08/04                                 500,000                499,049
                                                                       3,647,973
CONSUMER PRODUCTS-MISCELLANEOUS (0.83%)
 Fortune Brands
  1.87%; 11/17/04                                 655,000                654,476
DIVERSIFIED FINANCIAL SERVICES (5.42%)
 Amstel Funding
  1.69%; 11/26/04                               1,000,000                998,828
  1.92%; 12/29/04                                 900,000                897,217
 General Electric Capital
  1.60%; 11/01/04                                 500,000                500,000
  1.60%; 11/01/04                                 500,000                500,000
  1.88%; 12/13/04                                 760,000                758,333
  1.92%; 12/27/04                                 615,000                613,163
                                                                       4,267,541
                                               Principal
                                                 Amount                 Value
---------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-AUTO LOANS (3.73%)
 Paccar Financial
  1.63%; 11/18/04                              $  725,000            $   724,428
 Toyota Motor Credit
  1.77%; 11/05/04                                 900,000                899,823
  1.77%; 11/19/04                                 665,000                664,411
  1.78%; 11/19/04                                 650,000                649,422
                                                                       2,938,084
FINANCE-COMMERCIAL (3.26%)
 CIT Group
  1.62%; 11/10/04                                 800,000                799,676
  1.67%; 11/12/04                               1,000,000                999,490
  1.71%; 12/02/04                                 770,000                768,806
                                                                       2,567,972
FINANCE-CONSUMER LOANS (5.06%)
 American General Finance
  1.65%; 11/02/04                                 600,000                599,974
  1.82%; 12/01/04                                 800,000                798,788
  1.94%; 12/16/04                                 990,000                987,600
 Household Finance
  1.73%; 11/16/04                                 900,000                899,351
  2.02%; 01/20/05                                 700,000                696,858
                                                                       3,982,571
FINANCE-INVESTMENT BANKER & BROKER (11.88%)
 Bear Stearns
  1.81%; 11/30/04                                 700,000                698,980
  1.83%; 12/03/04                                 900,000                898,537
  2.07%; 02/03/05                                 900,000                895,137
 Citigroup Global Markets Holdings
  1.82%; 12/03/04                                 700,000                698,868
  2.04%; 01/27/05                                 830,000                825,908
  2.05%; 01/11/05                                 975,000                971,058
 Goldman Sachs Group
  1.60%; 11/08/04                                 700,000                699,782
  1.64%; 11/23/04                               1,000,000                998,998
  1.64%; 11/24/04                               1,000,000                998,952
 ING U.S. Funding
  1.68%; 11/08/04                                 700,000                699,771
  1.83%; 12/01/04                                 975,000                973,513
                                                                       9,359,504
FINANCE-LEASING COMPANY (0.73%)
 International Lease Finance
  1.65%; 11/10/04                                 575,000                574,754
FINANCE-MORTGAGE LOAN/BANKER (6.11%)
 Federal Home Loan Bank
  1.69%; 11/05/04                                 300,000                299,944
 Federal Home Loan Mortgage
  1.68%; 11/23/04                                 795,000                794,121
  1.86%; 12/14/04                                 700,000                698,445
  1.87%; 12/21/04                                 880,000                877,714
 Federal National Mortgage Association
  1.69%; 11/05/04                                 399,000                398,925
  1.82%; 11/29/04                                 900,000                898,726
  1.98%; 01/24/05                                 850,000                846,073
                                                                       4,813,948
                                               Principal
                                                 Amount                 Value
---------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (9.99%)
 ABN-AMRO North America Finance
  1.87%; 12/06/04                              $  700,000            $   698,728
  2.00%; 01/31/05                               1,000,000                994,693
 Commoloco
  1.79%; 11/19/04                                 625,000                624,441
  1.83%; 12/07/04                                 700,000                698,719
  1.95%; 12/28/04                                 975,000                971,990
  1.96%; 12/15/04                                 790,000                788,107
 CRC Funding
  1.83%; 11/29/04                                 900,000                898,719
  1.97%; 01/10/05                                 800,000                796,935
  2.03%; 01/06/05                                 700,000                697,395
 Delaware Funding
  1.78%; 11/08/04                                 700,000                699,758
                                                                       7,869,485
FOOD-MISCELLANEOUS/DIVERSIFIED (0.95%)
 Unilever Capital
  1.77%; 11/17/04                                 745,000                744,414
INSURANCE BROKERS (0.89%)
 Marsh & McLennan
  1.89%; 12/21/04                                 700,000                698,163
MEDICAL-DRUGS (1.02%)
 Pfizer
  1.64%; 11/17/04                                 800,000                799,417
MONEY CENTER BANKS (6.03%)
 Bank of America
  1.85%; 12/10/04                                 700,000                698,598
 Citicorp
  1.90%; 12/22/04                               1,010,000              1,007,281
 HBOS Treasury Services
  1.63%; 11/09/04                                 900,000                899,656
  1.70%; 11/18/04                                 685,000                684,450
  1.75%; 12/02/04                                 665,000                663,912
  1.83%; 11/30/04                                 800,000                798,821
                                                                       4,752,718
SPECIAL PURPOSE ENTITY (11.77%)
 Barclays U.S. Funding
  1.80%; 11/15/04                                 600,000                599,581
  1.92%; 12/20/04                                 800,000                797,910
  1.96%; 12/27/04                                 900,000                897,264
 Compass Securitization
  2.02%; 01/18/05                                 700,000                696,936
 Grampian Funding
  1.85%; 12/06/04                                 975,000                973,247
 Ranger Funding
  1.81%; 11/18/04                                 700,000                699,402
  1.92%; 12/09/04                               1,000,000                997,973
  1.97%; 01/03/05                                 900,000                896,897
 Tulip Funding
  1.80%; 11/15/04                                 852,000                851,404
 White Pine Finance
  1.66%; 11/01/04                                 800,000                800,000
                                               Principal
                                                 Amount                 Value
---------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Yorktown Capital
  1.81%; 12/13/04                              $  360,000            $   359,202
  2.00%; 12/17/04                                 700,000                698,345
                                                                       9,268,161
SUPRANATIONAL BANK (3.17%)
 Corp Andina de Fomento
  1.77%; 11/09/04                                 800,000                799,685
  1.78%; 11/12/04                               1,000,000                999,456
  1.80%; 11/03/04                                 700,000                699,930
                                                                       2,499,071
TELEPHONE COMMUNICATION (1.27%)
 Telstra
  1.95%; 12/30/04                               1,000,000                996,804
TELEPHONE-INTEGRATED (2.09%)
 BellSouth
  1.93%; 12/20/04                                 800,000                797,899
  1.95%; 12/23/04                                 850,000                847,607
                                                                       1,645,506
                                  TOTAL COMMERCIAL PAPER              75,027,312

                                               Principal
                                                 Amount                 Value
---------------------------------------------------------------------------------------
BONDS (5.57%)
CELLULAR TELECOMMUNICATIONS (0.74%)
 AT&T Wireless Services
  6.88%; 04/18/05                                 200,000                204,580
 Vodafone Group
  7.63%; 02/15/05                                 375,000                380,804
                                                                         585,384
CONTAINERS-PAPER & PLASTIC (0.13%)
 Sonoco Products
  7.00%; 11/15/04                                 100,000                100,197
COSMETICS & TOILETRIES (0.13%)
 Gillette
  4.00%; 06/30/05                                 100,000                101,500
CRUISE LINES (0.17%)
 Carnival
  7.05%; 05/15/05                                 132,000                135,269
FINANCE-INVESTMENT BANKER & BROKER (0.94%)
 Goldman Sachs Group
  7.63%; 08/17/05                                 275,000                284,170
 Merrill Lynch
  6.00%; 11/15/04                                 200,000                200,332
 Morgan Stanley
  7.75%; 06/15/05                                 250,000                256,657
                                                                         741,159
FINANCE-MORTGAGE LOAN/BANKER (1.89%)
 Federal Home Loan Mortgage
  6.88%; 01/15/05                                 250,000                250,882
                                               Principal
                                                 Amount                 Value
---------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal Home Loan Mortgage (continued)
  7.00%; 07/15/05                              $  225,000            $   231,278
 Federal National Mortgage Association
  3.88%; 03/15/05                               1,000,000              1,008,958
                                                                       1,491,118
MEDICAL-HMO (0.16%)
 Anthem
  4.88%; 08/01/05                                 125,000                126,824
OIL COMPANY-EXPLORATION & PRODUCTION (0.13%)
 BP Canada Energy
  6.75%; 02/15/05                                 100,000                101,430
REGIONAL BANKS (0.46%)
 Bank One
  7.63%; 08/01/05                                 350,000                364,089
SUPRANATIONAL BANK (0.46%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                 200,000                202,666
  8.88%; 06/01/05                                 150,000                155,809
                                                                         358,475
TELEPHONE-INTEGRATED (0.13%)
 Deutsche Telekom International Finance
  /1/
  8.25%; 06/15/05                                 100,000                103,816




                                   Principal
                                     Amount       Value
------------------------------------------------------------
BONDS (CONTINUED)


TRANSPORT-RAIL (0.23%)

 Norfolk Southern

  8.38%; 05/15/05                                  $100,000            $   103,343

 Union Pacific

  7.60%; 05/01/05                                  75,000                   76,174

                                                                           179,517


                                               TOTAL BONDS               4,388,778
                                                                       -----------



                     TOTAL PORTFOLIO INVESTMENTS (100.84%)              79,416,090
LIABILITIES, NET OF CASH, RECEIVABLES AND WRAPPER
 AGREEMENTS (-0.84%)                                                      (657,859)
                                TOTAL NET ASSETS (100.00%)             $78,758,231

                                                                       --------------


/1 /Variable rate.

                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                               Value                Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                   $
 Financial                           51,032,173                 64.26%
 Government                           9,162,613                 11.54
 Asset Backed Securities              7,651,814                  9.63
 Consumer, Non-cyclical               6,125,654                  7.71
 Communications                       3,331,510                  4.20
 Basic Materials                      1,595,913                  2.01
 Industrial                             279,714                  0.35
 Consumer, Cyclical                     135,269                  0.17
 Energy                                 101,430                  0.13
                    TOTAL           $79,416,090                100.00%
                                   ---------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           GOVERNMENT SECURITIES FUND

                                OCTOBER 31, 2004

                                                          Principal
                                                            Amount                  Value
----------------------------------------------------------------------------------------------------
BONDS (17.74%)
FEDERAL & FEDERALLY SPONSORED CREDIT (2.93%)
 Federal Farm Credit Bank
  2.63%; 09/17/07                                         $1,500,000            $  1,481,808
  3.00%; 12/15/06                                          1,000,000               1,000,415
  4.48%; 08/24/12                                          1,000,000               1,015,879
                                                                                   3,498,102
FINANCE-MORTGAGE LOAN/BANKER (13.97%)
 Federal Home Loan Bank System
  1.88%; 06/15/06                                          3,000,000               2,962,560
  2.45%; 03/23/07                                          3,000,000               2,966,043
  5.80%; 09/02/08                                          2,500,000               2,714,360
 Federal Home Loan Mortgage
  4.63%; 05/28/13                                          1,000,000                 999,026
 Federal National Mortgage Association
  2.25%; 05/15/06                                          1,000,000                 994,837
  3.00%; 12/15/06                                          4,000,000               3,982,020
  4.13%; 02/17/09 /1/                                      2,000,000               2,037,880
                                                                                  16,656,726
FINANCE-OTHER SERVICES (0.84%)
 Private Export Funding
  3.38%; 02/15/09                                          1,000,000                 996,151
                                                        TOTAL BONDS               21,150,979

                                                          Principal
                                                            Amount                  Value
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (48.26%)
3.50%; 09/15/07                                            4,000,000               4,052,280
4.00%; 07/01/10                                            1,668,385               1,668,158
4.50%; 11/01/09                                              416,851                 423,034
4.50%; 02/01/10                                            1,666,305               1,691,404
4.50%; 06/01/11                                              975,363                 989,461
4.50%; 06/01/18                                            4,482,894               4,506,636
4.60%; 10/01/33 /1/                                        1,361,972               1,352,533
5.00%; 05/01/18                                            2,388,885               2,439,295
5.00%; 12/01/18                                            3,402,795               3,474,601
5.00%; 12/01/32                                            1,528,225               1,528,783
5.00%; 08/01/33                                            4,623,495               4,622,765
5.00%; 09/01/34                                            2,997,090               2,991,674
5.00%; 11/01/34 /2/                                        5,000,000               4,984,375
5.00%; 12/01/34 /2/                                        3,000,000               2,983,125
5.50%; 05/01/17                                              321,819                 333,605
5.50%; 09/01/17                                              580,494                 601,751
5.50%; 02/01/18                                              679,408                 704,288
5.50%; 12/01/18                                               19,473                  19,867
5.50%; 01/01/29                                               48,284                  49,355
5.50%; 03/01/29                                               20,405                  20,863
5.50%; 05/01/33                                              989,163               1,009,276
5.50%; 10/01/33                                              482,094                 491,896
5.50%; 11/01/34 /2/                                        6,000,000               6,110,628
5.50%; 12/01/34 /2/                                        2,500,000               2,539,845
                                                          Principal
                                                            Amount                  Value
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
6.00%; 12/01/16                                           $   84,910            $     89,150
6.00%; 03/01/17                                              240,316                 252,333
6.00%; 06/01/28                                              189,288                 196,474
6.00%; 10/01/31                                               96,266                  99,801
6.00%; 02/01/32                                              231,925                 240,440
6.00%; 01/01/33                                            1,754,681               1,819,210
6.00%; 02/01/33                                            1,508,781               1,563,999
6.50%; 06/01/17                                              546,160                 578,737
6.50%; 07/01/19                                               25,328                  26,770
6.50%; 08/01/22                                              869,923                 918,733
6.50%; 03/01/29                                              116,553                 122,759
6.50%; 06/01/31                                               16,434                  17,300
6.50%; 02/01/32                                              130,075                 136,890
6.50%; 02/01/32                                              261,347                 275,132
6.50%; 04/01/32                                              200,012                 210,491
6.50%; 08/01/32                                              632,468                 665,606
6.50%; 08/01/32                                              267,230                 281,231
7.00%; 01/01/31                                               35,698                  37,937
7.50%; 12/01/30                                               47,335                  50,836
7.50%; 02/01/31                                               36,215                  38,894
7.50%; 04/01/32                                              270,263                 289,916
8.00%; 08/01/30                                               10,757                  11,683
8.00%; 11/01/30                                               32,634                  35,442
                                           TOTAL FHLMC CERTIFICATES               57,549,262

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (33.38%)
4.00%; 09/01/18                                            1,794,689               1,765,869
4.50%; 08/01/09                                              587,796                 595,978
4.50%; 03/01/10                                              234,160                 237,472
4.59%; 02/01/33 /1/                                        5,990,164               6,122,468
4.73%; 12/01/33 /1/                                          928,242                 933,147
5.00%; 01/01/18                                            1,143,782               1,168,800
5.00%; 04/01/19                                            2,884,315               2,947,228
5.00%; 10/01/33 /1/                                          806,539                 816,599
5.20%; 12/01/33 /1/                                        1,636,950               1,659,052
5.50%; 09/01/17                                              870,069                 902,584
5.50%; 09/01/17                                              203,176                 210,769
5.50%; 03/01/18                                              759,219                 787,591
5.50%; 06/01/19                                              283,754                 294,200
5.50%; 06/01/19                                              262,658                 272,327
5.50%; 07/01/19                                              764,610                 792,757
5.50%; 07/01/19                                              554,981                 575,412
5.50%; 07/01/19                                              112,475                 116,615
5.50%; 07/01/19                                              278,050                 288,286
5.50%; 07/01/19                                              314,736                 326,323
5.50%; 08/01/19                                            1,305,526               1,353,586
5.50%; 08/01/19                                              122,816                 127,338
5.50%; 09/01/19                                            1,000,100               1,036,916
5.50%; 09/01/33                                            4,516,286               4,607,438
5.50%; 06/01/34                                            2,937,982               2,995,537
6.00%; 04/01/09                                               45,153                  47,681
6.00%; 05/01/09                                              208,964                 220,666
6.00%; 01/01/17                                              236,794                 248,617
                                                          Principal
                                                            Amount                  Value
----------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
6.00%; 04/01/17                                           $  246,767            $    259,116
6.00%; 12/01/22                                              423,716                 441,982
6.00%; 12/01/31                                              101,525                 105,431
6.00%; 12/01/31                                              268,246                 278,566
6.00%; 11/01/32                                              342,580                 355,759
6.00%; 11/01/34 /2/                                        4,200,000               4,353,560
6.50%; 04/01/10                                               43,669                  46,396
6.50%; 06/01/16                                               83,484                  88,584
6.50%; 09/01/31                                              239,745                 252,578
6.50%; 12/01/31                                               72,322                  76,193
6.50%; 04/01/32                                              126,431                 133,163
6.50%; 06/01/32                                              489,809                 515,888
7.00%; 05/01/22                                              273,019                 291,129
7.00%; 02/01/32                                               72,956                  77,531
7.00%; 02/01/32                                               73,647                  78,239
7.00%; 02/01/32                                              142,485                 151,422
7.00%; 04/01/32                                              291,057                 309,204
7.50%; 01/01/31                                               26,370                  28,281
7.50%; 05/01/31                                               48,945                  52,493
7.50%; 08/01/32                                              427,728                 458,205
                                            TOTAL FNMA CERTIFICATES               39,804,976

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (3.83%)
5.50%; 04/15/33                                              664,295                 681,059
5.50%; 04/15/33                                            1,296,178               1,329,598
5.50%; 06/15/33                                              727,039                 745,387
6.00%; 10/20/28                                              137,210                 143,116
6.00%; 02/15/33                                              336,001                 349,876
6.50%; 10/20/28                                              125,174                 132,365
6.50%; 06/15/31                                               24,284                  25,723
6.50%; 07/15/31                                               35,052                  37,129
6.50%; 10/15/31                                              163,400                 173,082
6.50%; 10/15/31                                              178,636                 189,220
6.50%; 07/15/32                                              313,586                 332,170
7.00%; 05/15/31                                              120,590                 128,776
7.00%; 07/15/31                                                4,728                   5,049
7.00%; 07/15/31                                               31,870                  34,029
7.00%; 09/15/31                                               46,038                  49,156
7.00%; 02/15/32                                               32,391                  34,582
7.50%; 11/15/30                                               57,974                  62,438
7.50%; 01/15/31                                               11,820                  12,730
8.00%; 12/15/30                                               96,568                 105,313
                                            TOTAL GNMA CERTIFICATES                4,570,798



                                                          Principal
                                                            Amount                  Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (13.10%)
FINANCE-MORTGAGE LOAN/BANKER (13.10%)
 Federal Home Loan Mortgage
  1.53%; 11/08/04                                         $4,000,000            $  3,998,810
 Federal National Mortgage Association
  1.75%; 11/15/04                                          4,000,000               3,997,278
  1.79%; 11/19/04                                          5,000,000               4,995,525
 Investment in Joint Trading Account; Federal Home
  Loan Bank
  1.69%; 11/01/04                                          2,628,646               2,628,646
                                                                                  15,620,259
                                             TOTAL COMMERCIAL PAPER               15,620,259
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (116.31%)              138,696,274
LIABILITIES, NET OF CASH AND RECEIVABLES AND OTHER ASSETS(-16.31%)               (19,449,644)
                                         TOTAL NET ASSETS (100.00%)             $119,246,630
                                                                                ---------------

1    Variable rate.
2 Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.


Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 1,135,092
Unrealized Depreciation                         (308,734)
                                             ------------
Net Unrealized Appreciation (Depreciation)       826,358
Cost for federal income tax purposes        $137,869,916



                   COUPON DISTRIBUTION (UNAUDITED)
 COUPON RANGE                         Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Less than 4%                         34,056,374                 24.56%
 4.00 - 4.99%                         24,338,945                 17.55
 5.00 - 5.99%                         61,655,755                 44.45
 6.00 - 6.99%                         16,301,917                 11.75
 7.00 - 7.99%                          2,190,846                  1.58
 8.00% and over                          152,437                  0.11
                                   ----------------            -----------
                    TOTAL           $138,696,274                100.00%
                                   ----------------            -----------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                            OCTOBER 31, 2004 AUDITED

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (49.25%)
AGRICULTURAL OPERATIONS (0.53%)
 Bunge Limited Finance
                                                       $                     $
  4.38%; 12/15/08                                         265,000                 267,841
  5.35%; 04/15/14                                          85,000                  87,034
  5.88%; 05/15/13                                          20,000                  21,201
                                                                                  376,076
ASSET BACKED SECURITIES (2.02%)
 Adjustable Rate Mortgage Trust /1/ /2/
  2.52%; 11/25/34                                         225,000                 225,000
 Bear Stearns Asset Backed Securities /1/
  2.53%; 03/25/34                                         155,000                 154,993
  2.58%; 02/25/34                                         250,000                 250,921
 Chase Funding Mortgage Loan
  5.04%; 12/25/23                                             488                     487
 Chase Funding Mortgage Loan Asset Backed
  Certificates /1/
  2.22%; 09/25/33                                         125,000                 124,994
  2.43%; 09/25/33                                         120,000                 119,994
 Countrywide Asset Backed Certificates
  3.00%; 01/25/34 /1/                                     325,000                 325,575
  3.61%; 04/25/30                                          60,000                  60,258
 Master Adjustable Rate Mortgages Trust /1/
  3.03%; 03/25/34                                         170,000                 171,179
                                                                                1,433,401
AUTO-CARS & LIGHT TRUCKS (0.59%)
 DaimlerChrysler Holding
  2.71%; 08/08/06 /1/                                     200,000                 202,410
  4.05%; 06/04/08                                         150,000                 151,011
  7.25%; 01/18/06                                          25,000                  26,279
 General Motors
  8.25%; 07/15/23                                          40,000                  41,668
                                                                                  421,368
AUTOMOBILE SEQUENTIAL (0.10%)
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                          57,927                  58,408
 Ford Credit Auto Owner Trust
  4.14%; 12/15/05                                          15,752                  15,797
                                                                                   74,205
BEVERAGES-WINE & SPIRITS (0.39%)
 Diageo Capital /1/
  2.17%; 04/20/07                                         275,000                 275,102
BREWERY (0.70%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                        135,000                 166,050
 Coors Brewing
  6.38%; 05/15/12                                         140,000                 155,284
 Miller Brewing /3/
  5.50%; 08/15/13                                         150,000                 157,442
 SABMiller /3/
  6.63%; 08/15/33                                          15,000                  16,880
                                                                                  495,656
BROADCASTING SERVICES & PROGRAMMING (0.28%)
 Clear Channel Communications
                                                                             $
  5.75%; 01/15/13                                         135,000                 139,812
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (CONTINUED)
 Grupo Televisa
                                                       $                     $
  8.50%; 03/11/32                                          15,000                  17,137
 Liberty Media
  3.50%; 09/25/06                                          45,000                  45,045
                                                                                  201,994
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.57%)
 CRH America
  5.30%; 10/15/13                                         100,000                 103,306
  6.40%; 10/15/33                                          15,000                  16,144
  6.95%; 03/15/12                                          75,000                  86,210
 Masco /1/ /3/
  2.11%; 03/09/07                                         200,000                 200,337
                                                                                  405,997
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                          10,000                   9,893
CABLE TV (0.58%)
 Comcast
  5.30%; 01/15/14                                         175,000                 178,445
  5.85%; 01/15/10                                          50,000                  53,776
  7.05%; 03/15/33                                          40,000                  45,181
 Cox Communications
  4.63%; 06/01/13                                          10,000                   9,532
  6.75%; 03/15/11                                          70,000                  76,895
  6.88%; 06/15/05                                          50,000                  51,194
                                                                                  415,023
CASINO HOTELS (0.12%)
 Harrah's Operating
  5.50%; 07/01/10                                          80,000                  83,477
CELLULAR TELECOMMUNICATIONS (0.77%)
 AT&T Wireless Services
  7.88%; 03/01/11                                          45,000                  53,609
  8.13%; 05/01/12                                          25,000                  30,499
  8.75%; 03/01/31                                          75,000                 100,689
 Telus
  7.50%; 06/01/07                                         175,000                 192,286
 Verizon Wireless Capital
  5.38%; 12/15/06                                         165,000                 172,942
                                                                                  550,025
CHEMICALS-DIVERSIFIED (0.51%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                         225,000                 235,811
  7.00%; 03/15/11                                          25,000                  28,355
 ICI Wilmington I
  5.63%; 12/01/13                                          95,000                  98,304
                                                                                  362,470
COATINGS & PAINT (0.22%)
 Valspar
  6.00%; 05/01/07                                         150,000                 159,435
COMMERCIAL BANKS (0.46%)
 Marshall & Ilsley Bank
                                                                             $
  4.13%; 09/04/07                                          10,000                  10,223
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Union Planters Bank
                                                       $                     $
  5.13%; 06/15/07                                         225,000                 237,345
 United Overseas Bank /3/
  4.50%; 07/02/13                                          20,000                  19,692
 Wachovia Bank
  7.80%; 08/18/10                                          50,000                  59,184
                                                                                  326,444
COPPER ORES (0.08%)
 Codelco /3/
  6.38%; 11/30/12                                          50,000                  55,398
CREDIT CARD ASSET BACKED SECURITIES (1.38%)
 American Express Credit Account Master Trust
  /1/
  2.12%; 09/15/11                                          70,000                  70,141
 Capital One Multi-Asset Execution Trust /1/
  2.09%; 12/15/09                                         170,000                 170,105
 Chase Credit Card Master Trust /1/
  2.07%; 05/15/09                                         225,000                 224,986
 Citibank Credit Card Issuance Trust
  6.90%; 10/15/07                                         200,000                 208,179
 Discover Card Master Trust I
  6.85%; 07/17/07                                         100,000                 101,003
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                         200,000                 206,921
                                                                                  981,335
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                          15,000                  15,447
DIVERSIFIED FINANCIAL SERVICES (1.13%)
 General Electric Capital
  0.70%; 03/10/40 /1/ /3/                               1,858,133                  56,991
  1.84%; 02/02/09 /1/                                     250,000                 250,526
  4.25%; 12/01/10                                         275,000                 277,617
  6.00%; 06/15/12                                          65,000                  71,367
  6.75%; 03/15/32                                          50,000                  58,311
 John Deere Capital
  3.13%; 12/15/05                                          70,000                  70,254
 NiSource Finance
  3.20%; 11/01/06                                          15,000                  14,980
                                                                                  800,046
DIVERSIFIED MANUFACTURING OPERATIONS (0.12%)
 Tyco International Group
  6.38%; 10/15/11                                          75,000                  83,487
DIVERSIFIED MINERALS (0.02%)
 Corp. Nacional del Cobre de Chile /3/
  5.50%; 10/15/13                                          15,000                  15,702
DIVERSIFIED OPERATIONS (0.07%)
 Hutchison Whampoa International /3/
  6.50%; 02/13/13                                          45,000                  47,897
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-DISTRIBUTION (0.09%)
 Detroit Edison
                                                       $                     $
  5.40%; 08/01/14                                          60,000                  63,350
ELECTRIC-GENERATION (0.11%)
 Korea East-West Power /3/
  4.88%; 04/21/11                                          25,000                  25,563
 Tenaska Virginia Partners /3/
  6.12%; 03/30/24                                          49,703                  52,611
                                                                                   78,174
ELECTRIC-INTEGRATED (3.93%)
 Arizona Public Service
  5.80%; 06/30/14                                          85,000                  90,427
  6.50%; 03/01/12                                          15,000                  16,775
 Carolina Power & Light
  6.50%; 07/15/12                                          35,000                  39,006
  7.50%; 04/01/05                                         150,000                 153,078
 CenterPoint Energy Houston Electric
  5.70%; 03/15/13                                          90,000                  96,168
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                          20,000                  18,638
 Commonwealth Edison
  6.40%; 10/15/05                                         150,000                 155,164
 Consumers Energy
  4.25%; 04/15/08                                          10,000                  10,183
 Dayton Power & Light /3/
  5.13%; 10/01/13                                          25,000                  25,493
 Dominion Resources /1/
  2.01%; 05/15/06                                         175,000                 175,377
 Duke Energy /1/
  2.42%; 01/15/05                                         235,000                 235,049
 Entergy Gulf States
  3.60%; 06/01/08                                          20,000                  19,839
 Florida Power
  4.80%; 03/01/13                                           5,000                   5,048
 FPL Group Capital
  3.25%; 04/11/06                                          20,000                  20,136
 Georgia Power /1/
  1.90%; 02/17/09                                         275,000                 274,928
 Jersey Central Power & Light /3/
  5.63%; 05/01/16                                          40,000                  41,955
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                         225,000                 230,556
 Niagara Mohawk Power
  7.75%; 05/15/06                                          55,000                  58,942
 Northeast Utilities
  3.30%; 06/01/08                                          15,000                  14,682
 Oncor Electric Delivery
  7.00%; 05/01/32                                          70,000                  81,529
 Pacific Gas & Electric
  3.60%; 03/01/09                                          45,000                  44,678
  6.05%; 03/01/34                                         155,000                 159,639
 Pepco Holdings
  3.75%; 02/15/06                                          70,000                  70,677
  4.00%; 05/15/10                                          10,000                   9,774
 Power Contract Financing /3/
  5.20%; 02/01/06                                          16,625                  16,855
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 PPL Energy Supply
                                                       $                     $
  5.40%; 08/15/14                                          65,000                  66,638
 Progress Energy
  6.75%; 03/01/06                                         175,000                 183,508
 PSEG Power
  6.95%; 06/01/12                                         100,000                 112,646
 Puget Energy
  3.36%; 06/01/08                                          25,000                  24,803
 SCANA /1/
  2.16%; 11/15/06                                         200,000                 200,425
 Southern California Edison
  5.00%; 01/15/14                                          25,000                  25,611
 Southern Company Capital Funding
  5.30%; 02/01/07                                          15,000                  15,868
 TXU Energy
  6.13%; 03/15/08                                          15,000                  16,111
 Virginia Electric & Power
  4.50%; 12/15/10                                          85,000                  85,948
                                                                                2,796,154
EXPORT/IMPORT BANK (0.09%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                          60,000                  61,368
FEDERAL & FEDERALLY SPONSORED CREDIT (0.03%)
 Housing Urban Development
  2.99%; 08/01/05                                          20,000                  20,098
FIDUCIARY BANKS (0.35%)
 State Street Capital Trust II /1/
  2.21%; 02/15/08                                         250,000                 251,324
FINANCE-AUTO LOANS (1.38%)
 American Honda Finance /1/ /3/
  1.86%; 02/20/07                                         265,000                 265,096
 Ford Motor Credit
  6.13%; 01/09/06                                          30,000                  30,997
  6.50%; 01/25/07                                          35,000                  36,773
  7.88%; 06/15/10                                         235,000                 260,769
 General Motors Acceptance
  3.33%; 10/20/05 /1/                                     175,000                 175,719
  6.13%; 08/28/07                                          30,000                  31,292
  6.75%; 01/15/06                                          75,000                  77,620
  6.88%; 09/15/11                                          55,000                  57,254
  6.88%; 08/28/12                                          35,000                  36,437
  8.00%; 11/01/31                                          10,000                  10,351
                                                                                  982,308
FINANCE-COMMERCIAL (0.26%)
 CIT Group
  1.91%; 02/15/07 /1/                                     125,000                 124,982
  5.13%; 09/30/14                                          60,000                  60,377
                                                                                  185,359
FINANCE-CONSUMER LOANS (1.41%)
 Household Finance
  1.86%; 02/09/07 /1/                                     250,000                 250,298
  3.38%; 02/21/06                                         180,000                 181,425
  4.13%; 12/15/08                                          20,000                  20,303
  6.50%; 01/24/06                                          90,000                  94,073
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 Household Finance (continued)
                                                       $                     $
  7.00%; 05/15/12                                         180,000                 207,953
 SLM /1/
  2.23%; 01/25/07                                         250,000                 250,058
                                                                                1,004,110
FINANCE-CREDIT CARD (0.30%)
 Capital One Bank
  5.00%; 06/15/09                                          80,000                  83,119
  6.88%; 02/01/06                                         125,000                 131,192
                                                                                  214,311
FINANCE-INVESTMENT BANKER & BROKER (3.19%)
 Bear Stearns
  2.43%; 01/30/09 /1/                                     175,000                 175,421
  2.50%; 06/25/34 /1/                                     160,000                 160,475
  3.00%; 03/30/06                                         100,000                 100,358
  4.00%; 01/31/08                                          20,000                  20,325
 Citigroup
  5.88%; 02/22/33                                          10,000                  10,131
  6.63%; 06/15/32                                         110,000                 122,738
  6.75%; 12/01/05                                         290,000                 302,664
 Goldman Sachs Group
  3.88%; 01/15/09                                          60,000                  60,408
  5.15%; 01/15/14                                         135,000                 136,974
  5.25%; 04/01/13                                          50,000                  51,411
  7.63%; 08/17/05                                         100,000                 104,041
 Lehman Brothers Holdings
  2.20%; 04/20/07 /1/                                     175,000                 175,021
  2.35%; 11/10/09                                         100,000                  99,833
  4.80%; 03/13/14                                          95,000                  94,633
 Merrill Lynch
  1.95%; 02/06/09 /1/                                     250,000                 250,008
  5.45%; 07/15/14                                          70,000                  73,104
 Morgan Stanley
  1.84%; 02/15/07 /1/                                     150,000                 150,058
  4.75%; 04/01/14                                          85,000                  83,269
  5.30%; 03/01/13                                          20,000                  20,766
  7.75%; 06/15/05                                          75,000                  77,443
                                                                                2,269,081
FINANCE-LEASING COMPANY (0.05%)
 Boeing Capital
  5.65%; 05/15/06                                          35,000                  36,510
FINANCE-MORTGAGE LOAN/BANKER (4.39%)
 Countrywide Home Loan
  1.87%; 02/17/06 /1/                                      40,000                  39,988
  2.28%; 06/02/06 /1/                                     235,000                 235,991
  4.25%; 12/19/07                                         100,000                 101,856
  4.62%; 12/19/33 /1/                                      50,000                  49,550
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                         250,000                 245,164
  3.25%; 02/25/08                                         200,000                 198,897
  4.50%; 07/15/13 /4/                                     875,000                 884,607
  4.63%; 05/28/13                                          80,000                  79,922
  4.75%; 10/11/12                                          50,000                  49,957
  4.75%; 05/06/13                                          75,000                  74,308
  6.25%; 07/15/32                                         375,000                 429,825
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal Home Loan Mortgage (continued)
                                                       $                     $
  6.88%; 01/15/05                                         125,000                 126,221
 Federal National Mortgage Association
  2.30%; 03/28/06                                         150,000                 149,394
  2.88%; 05/19/08                                          50,000                  49,151
  3.70%; 11/01/07                                          45,000                  45,372
  4.75%; 02/21/13                                          95,000                  94,894
  7.13%; 02/15/05                                          50,000                  50,723
  7.13%; 01/15/30                                         170,000                 213,135
                                                                                3,118,955
FINANCE-OTHER SERVICES (0.01%)
 Newcourt Credit Group
  6.88%; 02/16/05                                          10,000                  10,129
FOOD-MISCELLANEOUS/DIVERSIFIED (0.33%)
 Kellogg
  6.00%; 04/01/06                                          50,000                  52,204
 Kraft Foods
  4.63%; 11/01/06                                          45,000                  46,316
  5.63%; 11/01/11                                         125,000                 133,187
                                                                                  231,707
FOOD-RETAIL (0.46%)
 Kroger
  6.20%; 06/15/12                                          25,000                  27,389
  6.75%; 04/15/12                                         100,000                 112,687
 Safeway
  2.50%; 11/01/05                                         185,000                 184,411
                                                                                  324,487
GAS-DISTRIBUTION (0.09%)
 Sempra Energy
  4.75%; 05/15/09                                          60,000                  61,623
HOME EQUITY-OTHER (2.47%)
 Argent Securities /1/
  2.15%; 02/25/34                                         125,000                 124,746
 Asset Backed Funding Certificates /1/
  2.12%; 02/25/30                                          85,000                  84,996
 CDC Mortgage Capital Trust /1/
  2.50%; 06/25/34                                         175,000                 174,695
 Long Beach Mortgage Loan Trust /1/
  2.46%; 06/25/34                                          40,000                  39,964
  3.01%; 06/25/34                                          50,000                  50,060
 Master Asset Backed Securities Trust /1/
  3.58%; 08/25/33                                         300,000                 303,464
 New Century Home Equity Loan Trust /1/
  2.65%; 01/25/34                                         200,000                 200,586
 Option One Mortgage Loan Trust /1/
  2.46%; 05/25/34                                         125,000                 124,842
  2.98%; 05/25/34                                         125,000                 124,994
 Saxon Asset Securities Trust /1/
  3.06%; 03/25/35                                         225,000                 224,918
 Specialty Underwriting & Residential Finance
  /1/
  2.44%; 02/25/35                                         125,000                 124,994
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Wells Fargo Home Equity Trust /1/
                                                       $                     $
  2.43%; 04/25/34                                         175,000                 174,995
                                                                                1,753,254
HOME EQUITY-SEQUENTIAL (0.59%)
 Ameriquest Mortgage Securities /1/
  2.13%; 04/25/34                                         140,000                 139,993
 Residential Asset Securities /1/
  2.37%; 10/25/33                                         275,000                 275,883
                                                                                  415,876
INVESTMENT COMPANIES (0.22%)
 Canadian Oil Sands /3/
  4.80%; 08/10/09                                         150,000                 153,259
LIFE & HEALTH INSURANCE (0.43%)
 John Hancock Global Funding II /1/ /3/
  2.19%; 04/03/09                                         300,000                 299,772
 Nationwide Financial Services
  5.63%; 02/13/15                                           5,000                   5,164
                                                                                  304,936
LINEN SUPPLY & RELATED ITEMS (0.01%)
 Cintas
  5.13%; 06/01/07                                          10,000                  10,533
MEDICAL-DRUGS (0.10%)
 Schering-Plough
  5.30%; 12/01/13                                          70,000                  72,600
METAL-DIVERSIFIED (0.32%)
 Falconbridge
  5.38%; 06/01/15                                          15,000                  15,115
  7.35%; 06/05/12                                          10,000                  11,483
  7.38%; 09/01/05                                         145,000                 150,516
 Rio Tinto Finance
  5.75%; 07/03/06                                          50,000                  52,347
                                                                                  229,461
MISCELLANEOUS INVESTING (0.05%)
 Simon Property Group
  5.38%; 08/28/08                                          10,000                  10,531
 United Dominion Realty Trust
  6.50%; 06/15/09                                          25,000                  27,342
                                                                                   37,873
MONEY CENTER BANKS (0.89%)
 Bank of America
  3.88%; 01/15/08                                           5,000                   5,083
  4.75%; 10/15/06                                         365,000                 377,823
  7.40%; 01/15/11                                          95,000                 111,301
 JP Morgan Chase
  5.13%; 09/15/14                                         135,000                 137,170
                                                                                  631,377
MORTGAGE BACKED SECURITIES (1.95%)
 Bear Stearns Adjustable Rate Mortgage Trust /1/
  /3/
  3.52%; 06/25/34                                          75,000                  74,047
 Bear Stearns Commercial Mortgage Securities /1/
  /3/
  0.65%; 05/11/39                                         755,614                  21,402
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Credit Suisse First Boston Mortgage Securities
  /1/
                                                       $                     $
  2.53%; 05/25/34                                          95,000                  94,452
 CS First Boston Mortgage Securities /1/
  0.57%; 05/15/36 /3/                                   1,240,992                  27,641
  0.68%; 07/15/36 /3/                                   1,311,749                  43,018
  2.53%; 06/25/34 /3/                                      55,000                  54,841
  7.68%; 09/15/41                                          40,000                  46,352
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                          65,000                  76,807
 GMAC Commercial Mortgage Securities /1/ /3/
  0.97%; 03/10/38                                       1,361,199                  57,120
 Greenwich Capital Commercial Funding /1/ /3/
  0.39%; 06/10/36                                       2,571,000                  47,540
 JP Morgan Chase Commercial Mortgage Securities
  1.22%; 01/12/39 /1/ /3/                               1,200,000                  62,844
  4.55%; 05/12/34                                         115,746                 118,001
 LB-UBS Commercial Mortgage Trust /3/
  0.14%; 03/15/36 /1/                                     714,993                  20,110
  0.75%; 08/15/36                                       1,005,022                  34,881
  1.23%; 03/15/36 /1/                                     676,647                  35,280
  4.90%; 06/15/26                                         125,000                 130,002
 Merrill Lynch Mortgage Investors /1/
  2.49%; 01/25/35                                         165,000                 164,992
 Merrill Lynch Mortgage Trust /1/
  0.60%; 02/12/42                                       2,758,154                  67,751
 Morgan Stanley Capital I
  1.12%; 01/13/41 /1/ /3/                                 850,000                  44,673
  7.11%; 04/15/33                                          95,000                 107,383
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                          53,671                  57,865
                                                                                1,387,002
MULTI-LINE INSURANCE (0.68%)
 MetLife
  5.25%; 12/01/06                                         225,000                 234,408
 Metropolitan Life Global Funding I /1/ /3/
  2.04%; 03/17/09                                         250,000                 249,637
                                                                                  484,045
MULTIMEDIA (1.51%)
 AOL Time Warner
  5.63%; 05/01/05                                         540,000                 548,154
  6.13%; 04/15/06                                         155,000                 162,036
  7.63%; 04/15/31                                          75,000                  88,861
 News America
  4.75%; 03/15/10                                          10,000                  10,290
  6.55%; 03/15/33                                          55,000                  59,173
  6.63%; 01/09/08                                         150,000                 164,158
 Viacom
  6.63%; 05/15/11                                          35,000                  39,461
                                                                                1,072,133
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MUTUAL INSURANCE (0.14%)
 Liberty Mutual Group /3/
                                                       $                     $
  5.75%; 03/15/14                                          60,000                  58,806
  7.00%; 03/15/34                                          40,000                  40,295
                                                                                   99,101
NON-HAZARDOUS WASTE DISPOSAL (0.15%)
 Waste Management
  5.00%; 03/15/14                                          40,000                  40,445
  7.00%; 07/15/28                                          60,000                  66,957
                                                                                  107,402
OIL & GAS DRILLING (0.22%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                          15,000                  15,156
 Nabors Holdings
  4.88%; 08/15/09                                          10,000                  10,368
 Nabors Industries
  5.38%; 08/15/12                                          60,000                  63,113
 Precision Drilling
  5.63%; 06/01/14                                          65,000                  68,622
                                                                                  157,259
OIL COMPANY-EXPLORATION & PRODUCTION (1.17%)
 Canadian Natural Resources
  6.45%; 06/30/33                                          15,000                  16,187
 Devon Financing
  7.88%; 09/30/31                                          50,000                  63,072
 Husky Energy
  6.15%; 06/15/19                                          55,000                  59,251
  6.25%; 06/15/12                                          25,000                  27,508
 Kerr-McGee
  5.38%; 04/15/05                                          50,000                  50,598
  6.95%; 07/01/24                                         100,000                 110,134
 Nexen
  5.05%; 11/20/13                                         110,000                 110,401
  7.88%; 03/15/32                                          15,000                  18,697
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                         255,000                 270,300
  7.88%; 02/01/09                                          50,000                  56,250
  8.00%; 11/15/11                                          45,000                  51,750
                                                                                  834,148
OIL COMPANY-INTEGRATED (0.26%)
 Petrobras International Finance
  9.75%; 07/06/11                                         150,000                 174,000
 Petronas Capital /3/
  7.88%; 05/22/22                                          10,000                  12,322
                                                                                  186,322
OIL FIELD MACHINERY & EQUIPMENT (0.12%)
 Cooper Cameron
  2.65%; 04/15/07                                          90,000                  88,442
OIL REFINING & MARKETING (0.38%)
 Valero Energy
  6.13%; 04/15/07                                         225,000                 240,307
  6.88%; 04/15/12                                          25,000                  28,454
                                                                                  268,761
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL-FIELD SERVICES (0.61%)
 Halliburton
                                                       $                     $
  2.86%; 01/26/07 /1/ /3/                                 250,000                 250,084
  5.50%; 10/15/10                                         175,000                 185,047
                                                                                  435,131
PAPER & RELATED PRODUCTS (0.59%)
 International Paper
  3.80%; 04/01/08                                          40,000                  40,073
  5.85%; 10/30/12                                          25,000                  26,691
  6.75%; 09/01/11                                          75,000                  84,299
 Nexfor
  7.25%; 07/01/12                                          20,000                  22,456
 Norske Skog /3/
  7.13%; 10/15/33                                          15,000                  16,020
 Sappi Papier Holding /3/
  6.75%; 06/15/12                                          90,000                  99,694
 Weyerhaeuser
  6.13%; 03/15/07                                          15,000                  15,995
  6.75%; 03/15/12                                         100,000                 113,176
                                                                                  418,404
PIPELINES (1.03%)
 Buckeye Partners
  4.63%; 07/15/13                                          35,000                  34,250
 Duke Capital
  4.37%; 03/01/09                                          45,000                  45,629
 Duke Energy Field Services
  7.50%; 08/16/05                                         175,000                 181,480
  7.88%; 08/16/10                                         120,000                 141,926
 Enbridge Energy Partners
  4.00%; 01/15/09                                          35,000                  34,811
 Equitable Resources
  5.15%; 11/15/12                                          15,000                  15,673
 Kinder Morgan
  6.80%; 03/01/08                                         110,000                 120,404
 National Fuel Gas
  5.25%; 03/01/13                                          20,000                  20,601
 TEPPCO Partners
  6.13%; 02/01/13                                           5,000                   5,383
  7.63%; 02/15/12                                         115,000                 134,376
                                                                                  734,533
PROPERTY & CASUALTY INSURANCE (1.91%)
 ACE
  6.00%; 04/01/07                                         125,000                 131,211
 ACE INA Holdings
  5.88%; 06/15/14                                          30,000                  31,181
 Arch Capital Group
  7.35%; 05/01/34                                         110,000                 115,987
 Infinity Property & Casualty
  5.50%; 02/18/14                                         100,000                  99,775
 Markel
  6.80%; 02/15/13                                         100,000                 108,000
 St. Paul
  5.75%; 03/15/07                                         145,000                 151,958
  7.88%; 04/15/05                                         185,000                 189,268
 W.R. Berkley
  5.13%; 09/30/10                                         145,000                 147,646
  5.88%; 02/15/13                                          30,000                  30,885
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 XL Capital
                                                       $                     $
  5.25%; 09/15/14                                         195,000                 194,678
  6.50%; 01/15/12                                         145,000                 158,293
                                                                                1,358,882
REGIONAL BANKS (0.76%)
 Bank One
  7.63%; 08/01/05                                          50,000                  51,924
 KeyCorp
  4.63%; 05/16/05                                          25,000                  25,267
 Korea Development Bank
  2.48%; 10/20/09 /1/                                     110,000                 109,830
  4.25%; 11/13/07                                          10,000                  10,224
 PNC Funding
  5.75%; 08/01/06                                          75,000                  78,546
 Wachovia
  5.25%; 08/01/14                                          35,000                  36,156
  6.38%; 02/01/09                                         180,000                 196,890
 Wells Fargo
  3.12%; 08/15/08                                          30,000                  29,442
                                                                                  538,279
REINSURANCE (0.19%)
 Endurance Specialty Holdings
  7.00%; 07/15/34                                         135,000                 137,343
SAVINGS & LOANS-THRIFTS (0.36%)
 Golden West Financial
  4.13%; 08/15/07                                          15,000                  15,371
 Washington Mutual
  3.81%; 06/25/34                                         125,000                 123,799
  3.97%; 03/25/33                                          52,800                  52,624
  5.50%; 01/15/13                                           5,000                   5,228
  6.88%; 06/15/11                                          50,000                  56,842
                                                                                  253,864
SOVEREIGN (0.74%)
 Chile Government /1/
  2.52%; 01/28/08                                         175,000                 175,665
 Mexico Government
  7.50%; 01/14/12                                          25,000                  28,400
  8.00%; 09/24/22                                         110,000                 126,225
  8.30%; 08/15/31                                          45,000                  52,020
  8.38%; 01/14/11                                          60,000                  70,800
 South Africa Government
  6.50%; 06/02/14                                          65,000                  70,606
                                                                                  523,716
SPECIAL PURPOSE ENTITY (0.51%)
 Fondo Latinoamericano de Reservas /3/
  3.00%; 08/01/06                                         365,000                 366,070
SUPRANATIONAL BANK (0.41%)
 Corp Andina de Fomento
  2.46%; 01/26/07 /1/                                     250,000                 250,438
  6.88%; 03/15/12                                          35,000                  39,254
                                                                                  289,692
TELEPHONE-INTEGRATED (3.02%)
 BellSouth
  5.00%; 10/15/06                                          50,000                  51,936
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 British Telecommunications /1/
                                                       $                     $
  7.88%; 12/15/05                                         410,000                 433,101
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                          75,000                  77,543
  8.50%; 06/15/10                                          50,000                  60,238
 France Telecom /1/
  8.50%; 03/01/11                                         300,000                 360,307
 SBC Communications
  4.13%; 09/15/09                                          65,000                  65,325
  6.15%; 09/15/34                                          30,000                  30,306
 Sprint Capital
  6.13%; 11/15/08                                          30,000                  32,503
  6.88%; 11/15/28                                         190,000                 204,046
  6.90%; 05/01/19                                          20,000                  22,390
  7.13%; 01/30/06                                          50,000                  52,590
 Telecom Italia Capital
  4.00%; 01/15/10 /3/                                     325,000                 321,976
  5.25%; 11/15/13                                          70,000                  71,672
  6.38%; 11/15/33                                          65,000                  67,462
 Telefonica Europe
  7.75%; 09/15/10                                          50,000                  59,270
 Telefonos de Mexico
  4.50%; 11/19/08                                         100,000                 100,881
  8.25%; 01/26/06                                         125,000                 132,906
                                                                                2,144,452
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                          25,000                  26,733
TRANSPORT-RAIL (0.14%)
 Canadian National Railway
  4.25%; 08/01/09                                          65,000                  66,143
 Union Pacific
  4.70%; 01/02/24                                          10,000                   9,734
  7.60%; 05/01/05                                          25,000                  25,607
                                                                                  101,484
TRANSPORT-SERVICES (0.14%)
 FedEx
  1.88%; 04/01/05                                          60,000                  60,033
  3.50%; 04/01/09                                          40,000                  39,484
                                                                                   99,517
                                                     TOTAL BONDS               35,020,810

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (13.95%)
                                                       $                     $
4.50%; 11/01/10                                           625,252                 634,670
4.50%; 11/01/18                                           411,945                 414,126
4.50%; 12/01/19 /5/                                       700,000                 699,672
5.00%; 12/01/17                                           179,100                 182,864
5.00%; 05/01/18                                         1,487,311               1,518,696
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                       $                     $
5.00%; 12/01/18                                           233,942                 238,879
5.00%; 11/01/34 /5/                                     1,500,000               1,495,313
5.50%; 03/01/09                                            17,664                  18,168
5.50%; 05/01/33                                           191,571                 195,466
5.50%; 08/01/33                                           509,858                 520,225
5.50%; 10/01/33                                           172,911                 176,426
5.50%; 01/01/34                                         2,824,014               2,879,805
6.00%; 09/01/16                                            22,952                  24,098
6.00%; 03/01/17                                            64,419                  67,641
6.00%; 04/01/17                                            96,253                 101,066
6.00%; 01/01/22                                            32,751                  34,125
6.00%; 06/01/28                                            79,533                  82,552
6.50%; 12/01/15                                            22,709                  24,070
6.50%; 09/01/16                                            22,805                  24,165
6.50%; 03/01/17                                            12,777                  13,539
6.50%; 04/01/17                                            55,452                  58,759
6.50%; 03/01/29                                           100,306                 105,646
6.50%; 10/01/31                                            25,171                  26,499
6.50%; 02/01/32                                            22,516                  23,704
6.50%; 05/01/32                                            97,344                 102,626
6.50%; 09/01/32                                            97,614                 102,728
7.00%; 01/01/32                                            47,129                  50,069
7.50%; 12/01/15                                            34,088                  36,204
7.50%; 10/01/30                                            31,718                  34,084
7.50%; 12/01/30                                             5,867                   6,301
7.50%; 04/01/32                                            18,918                  20,294
8.00%; 11/01/30                                             9,790                  10,633
                                        TOTAL FHLMC CERTIFICATES                9,923,113

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (13.65%)
4.50%; 11/01/34 /5/                                       375,000                 363,984
5.00%; 09/01/17                                           608,981                 622,301
5.00%; 03/01/18                                           667,715                 682,370
5.00%; 11/01/34 /5/                                     1,500,000               1,494,375
5.50%; 06/01/09                                            64,078                  65,818
5.50%; 01/01/18                                           146,527                 152,003
5.50%; 03/01/23                                           395,670                 406,492
5.50%; 07/01/23                                           571,252                 586,876
5.50%; 09/01/33                                           348,860                 355,901
5.50%; 11/01/34 /5/                                     1,800,000               1,832,625
6.00%; 10/01/16                                            22,622                  23,752
6.00%; 09/01/31                                            93,038                  96,617
6.00%; 04/01/33                                           141,840                 147,269
6.00%; 10/01/33                                           170,140                 176,651
6.00%; 11/01/33                                           632,457                 656,662
6.00%; 12/01/33                                           571,965                 593,854
6.00%; 02/01/34                                         1,278,494               1,327,423
6.50%; 12/01/31                                            81,362                  85,718
7.00%; 09/01/31                                            35,234                  37,444
                                         TOTAL FNMA CERTIFICATES                9,708,135

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (3.26%)
                                                       $                     $
6.00%; 12/15/32                                            91,359                  95,220
6.00%; 12/15/33                                         1,203,503               1,253,200
6.50%; 10/20/28                                            49,841                  52,705
6.50%; 02/20/32                                            31,217                  32,969
6.50%; 05/20/32                                             9,746                  10,294
6.50%; 11/15/32                                           210,850                 223,346
6.50%; 09/15/33                                           503,862                 533,259
7.00%; 07/15/31                                            48,343                  51,617
7.00%; 02/15/32                                             9,717                  10,374
7.50%; 12/15/30                                            18,974                  20,435
7.50%; 04/15/31                                            17,553                  18,905
8.00%; 08/20/29                                             9,173                   9,960
8.00%; 02/15/32                                             3,657                   3,987
                                         TOTAL GNMA CERTIFICATES                2,316,271

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
TREASURY BONDS (17.41%)
 U.S. Treasury
  1.88%; 12/31/05                                       1,000,000                 995,352
  3.63%; 07/15/09 /4/                                     675,000                 685,785
  3.88%; 02/15/13                                         850,000                 850,265
  4.00%; 06/15/09                                         675,000                 697,017
  4.00%; 02/15/14 /4/                                     550,000                 550,022
  4.75%; 05/15/14 /4/                                     600,000                 634,406
  4.88%; 02/15/12                                         650,000                 696,592
  5.00%; 02/15/11                                         500,000                 539,922
  5.38%; 02/15/31 /4/                                   1,100,000               1,194,746
  6.25%; 08/15/23                                         875,000               1,033,594
  7.25%; 05/15/16 /4/                                     500,000                 634,297
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14 /4/                                     333,314                 345,513
  3.38%; 01/15/07 /4/                                     897,053                 961,318
  3.63%; 01/15/08                                         809,356                 892,758
  3.88%; 01/15/09 /4/                                     779,956                 884,914
  4.25%; 01/15/10                                         337,899                 396,055
 U.S. Treasury Strip
  0.00%; 11/15/18 /6/                                     225,000                 115,132
  0.00%; 05/15/20                                         265,000                 123,955
  0.00%; 08/15/25                                         420,000                 145,937
                                            TOTAL TREASURY BONDS               12,377,580

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (18.85%)
FINANCE-MORTGAGE LOAN/BANKER (18.85%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                       $                     $
  1.69%; 11/01/04                                      13,400,384              13,400,384
                                          TOTAL COMMERCIAL PAPER               13,400,384

                           TOTAL PORTFOLIO INVESTMENTS (116.37%)               82,746,293
LIABILITIES, NET OF CASH AND RECEIVABLES (-16.37%)                            (11,637,394)
                                      TOTAL NET ASSETS (100.00%)             $ 71,108,899
                                                                             ---------------

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                            OCTOBER 31, 2004 AUDITED

1    Variable rate.
2 Market value is determined in accordance with procedures established in good faith by the Board of Directors.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,519,246 or 4.95% of net assets.
4 Security or a portion of a the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $5,755,519 or 8.09% of net assets.
5 Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
6    Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 1,084,617
Unrealized Depreciation                         (110,406)
                                             ------------
Net Unrealized Appreciation (Depreciation)       974,211
Cost for federal income tax purposes         $81,772,082


                                                Notional     Unrealized
                 Description                     Amount      Gain (Loss)
-------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman   $2,750,000    $17,588
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 45
basis points with Morgan Stanley. Expires
November 2004.


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                               Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Government                           31,679,447                 38.27%
 Mortgage Securities                  21,580,748                 26.07
 Financial                            10,589,691                 12.79
 Asset Backed Securities               4,426,885                  5.35
 Communications                        4,383,627                  5.30
 Utilities                             3,014,280                  3.64
 Energy                                2,694,228                  3.26
 Consumer, Non-cyclical                1,775,628                  2.15
 Basic Materials                       1,175,961                  1.42
 Industrial                              820,344                  0.99
 Consumer, Cyclical                      542,110                  0.66
 Diversified                              47,897                  0.06
 Swap Agreements                          17,588                  0.02
 Technology                               15,447                  0.02
                    TOTAL           $ 82,763,881                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                            OCTOBER 31, 2004 AUDITED

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                                OCTOBER 31, 2004

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (81.52%)
AEROSPACE & DEFENSE EQUIPMENT (0.21%)
 General Dynamics
  3.00%; 05/15/08                                      $   15,000            $    14,795
 United Technologies
  6.10%; 05/15/12                                          15,000                 16,676
                                                                                  31,471
ASSET BACKED SECURITIES (0.33%)
 Bear Stearns Asset Backed Securities /1/
  2.53%; 03/25/34                                          50,000                 49,998
AUTO-CARS & LIGHT TRUCKS (0.15%)
 DaimlerChrysler Holding
  7.30%; 01/15/12                                          20,000                 22,909
AUTOMOBILE SEQUENTIAL (1.13%)
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                          50,000                 49,062
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                          69,718                 69,994
 Nissan Auto Receivables Owner Trust
  2.70%; 12/17/07                                          50,000                 49,918
                                                                                 168,974
BEVERAGES-NON-ALCOHOLIC (0.31%)
 Bottling Group
  4.63%; 11/15/12                                          15,000                 15,277
 Coca-Cola Enterprises
  5.25%; 05/15/07                                          30,000                 31,555
                                                                                  46,832
BEVERAGES-WINE & SPIRITS (0.20%)
 Diageo Capital
  3.38%; 03/20/08                                          15,000                 14,992
  3.50%; 11/19/07                                          15,000                 15,075
                                                                                  30,067
BREWERY (0.31%)
 Anheuser-Busch
  4.38%; 01/15/13                                          30,000                 29,927
 Coors Brewing
  6.38%; 05/15/12                                          15,000                 16,637
                                                                                  46,564
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.11%)
 CRH America
  6.95%; 03/15/12                                          14,000                 16,092
BUILDING-RESIDENTIAL & COMMERCIAL (0.11%)
 Centex
  5.80%; 09/15/09                                          15,000                 16,018
CABLE & OTHER PAY TV SERVICES (0.55%)
 AT&T Broadband
  8.38%; 03/15/13                                          67,000                 82,202
CABLE TV (0.21%)
 Comcast
  5.50%; 03/15/11                                           5,000                  5,271
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 Cox Communications
  6.88%; 06/15/05                                      $   25,000            $    25,597
                                                                                  30,868
CELLULAR TELECOMMUNICATIONS (0.99%)
 AT&T Wireless Services
  7.35%; 03/01/06                                          40,000                 42,368
 Cingular Wireless
  7.13%; 12/15/31                                          15,000                 17,025
 Telus
  7.50%; 06/01/07                                          15,000                 16,481
 Verizon Wireless Capital
  5.38%; 12/15/06                                          35,000                 36,685
 Vodafone Group
  7.75%; 02/15/10                                          30,000                 35,298
                                                                                 147,857
CHEMICALS-DIVERSIFIED (0.24%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                          20,000                 20,961
 E. I. Du Pont de Nemours
  4.75%; 11/15/12                                          15,000                 15,372
                                                                                  36,333
COATINGS & PAINT (0.11%)
 Valspar
  6.00%; 05/01/07                                          15,000                 15,944
COMMERCIAL BANKS (0.51%)
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                          15,000                 15,335
 U.S. Bank
  6.38%; 08/01/11                                          40,000                 44,846
 Union Planters Bank
  5.13%; 06/15/07                                          15,000                 15,823
                                                                                  76,004
COMMERCIAL SERVICE-FINANCE (0.07%)
 Equifax
  4.95%; 11/01/07                                          10,000                 10,477
COMPUTERS (0.29%)
 Hewlett-Packard
  6.50%; 07/01/12                                          15,000                 16,885
 International Business Machines
  4.25%; 09/15/09                                          25,000                 25,651
                                                                                  42,536
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR
  7.13%; 06/15/09                                           5,000                  5,577
COSMETICS & TOILETRIES (0.10%)
 Procter & Gamble
  4.75%; 06/15/07                                          15,000                 15,649
CREDIT CARD ASSET BACKED SECURITIES (10.53%)
 American Express Credit Account Master Trust
  4.35%; 12/15/11                                         200,000                205,903
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Bank One Issuance Trust
  2.94%; 06/16/08                                      $  100,000            $   100,351
  3.35%; 03/15/11                                         100,000                 99,799
  3.59%; 05/17/10                                         100,000                101,028
 Capital One Master Trust
  5.30%; 06/15/09                                         150,000                156,281
 Chase Credit Card Master Trust
  2.07%; 05/15/09 /1/                                      50,000                 49,997
  5.50%; 11/17/08                                          30,000                 31,315
 Citibank Credit Card Issuance Trust
  6.90%; 10/15/07                                         150,000                156,134
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                         150,000                163,543
 Discover Card Master Trust I
  6.05%; 08/18/08                                         150,000                156,389
  6.85%; 07/17/07                                         150,000                151,505
 MBNA Credit Card Master Note Trust
  3.65%; 03/15/11                                          45,000                 45,262
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                         150,000                155,191
                                                                               1,572,698
DATA PROCESSING & MANAGEMENT (0.10%)
 First Data
  3.38%; 08/01/08                                          15,000                 14,921
DIVERSIFIED FINANCIAL SERVICES (1.22%)
 General Electric Capital
  1.84%; 02/02/09 /1/                                      15,000                 15,032
  6.00%; 06/15/12                                          20,000                 21,959
  7.38%; 01/19/10                                         105,000                121,968
 John Deere Capital
  7.00%; 03/15/12                                          20,000                 23,231
                                                                                 182,190
DIVERSIFIED MANUFACTURING OPERATIONS (0.21%)
 Cooper Industries
  5.25%; 07/01/07                                          15,000                 15,749
 General Electric
  5.00%; 02/01/13                                          15,000                 15,549
                                                                                  31,298
DIVERSIFIED MINERALS (0.10%)
 BHP Billiton Finance
  4.80%; 04/15/13                                          15,000                 15,262
ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
 Emerson Electric
  6.00%; 08/15/32                                           5,000                  5,361
ELECTRIC-GENERATION (0.03%)
 Korea East-West Power /2/
  4.88%; 04/21/11                                           5,000                  5,113
ELECTRIC-INTEGRATED (4.06%)
 AmerenEnergy Generating
  7.95%; 06/01/32                                          10,000                 12,493
 Appalachian Power
  4.80%; 06/15/05                                          20,000                 20,281
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Arizona Public Service
  6.50%; 03/01/12                                      $   10,000            $    11,184
 Carolina Power & Light
  8.63%; 09/15/21                                          75,000                 97,163
 Commonwealth Edison
  6.40%; 10/15/05                                          30,000                 31,033
 Conectiv
  5.30%; 06/01/05                                          10,000                 10,131
 Consolidated Edison
  3.63%; 08/01/08                                          15,000                 14,976
  4.88%; 02/01/13                                          15,000                 15,373
 Dominion Resources /1/
  2.01%; 05/15/06                                          30,000                 30,065
 DTE Energy
  7.05%; 06/01/11                                          30,000                 34,095
 Duke Energy
  3.75%; 03/05/08                                          30,000                 30,233
 FPL Group Capital
  3.25%; 04/11/06                                          20,000                 20,136
 Georgia Power /1/
  1.90%; 02/17/09                                          20,000                 19,995
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                          35,000                 40,337
 Niagara Mohawk Power
  7.75%; 05/15/06                                          30,000                 32,150
 Oncor Electric Delivery
  7.00%; 05/01/32                                          15,000                 17,470
 Pacific Gas & Electric
  3.60%; 03/01/09                                          20,000                 19,857
 Pepco Holdings
  5.50%; 08/15/07                                          15,000                 15,760
 PPL Electric Utilities
  4.30%; 06/01/13                                          15,000                 14,550
 PSEG Power
  6.95%; 06/01/12                                          10,000                 11,265
 SCANA /1/
  2.16%; 11/15/06                                          15,000                 15,032
 Tennessee Valley Authority
  6.00%; 03/15/13                                          65,000                 72,552
 Wisconsin Electric Power
  4.50%; 05/15/13                                          20,000                 19,973
                                                                                 606,104
FEDERAL & FEDERALLY SPONSORED CREDIT (1.00%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                         150,000                149,167
FIDUCIARY BANKS (0.21%)
 Bank of New York
  4.14%; 08/02/07                                          15,000                 15,202
  5.20%; 07/01/07                                          15,000                 15,774
                                                                                  30,976
FINANCE-AUTO LOANS (2.54%)
 American Honda Finance /1/ /2/
  1.86%; 02/20/07                                          15,000                 15,005
 Ford Motor Credit
  7.38%; 02/01/11                                         160,000                173,567
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 General Motors Acceptance
  3.33%; 10/20/05 /1/                                  $   15,000            $    15,062
  5.13%; 05/09/08                                          15,000                 15,232
  6.75%; 01/15/06                                          90,000                 93,144
  6.88%; 08/28/12                                          15,000                 15,616
  8.00%; 11/01/31                                          35,000                 36,226
 Toyota Motor Credit
  2.80%; 01/18/06                                          15,000                 15,034
                                                                                 378,886
FINANCE-COMMERCIAL (0.45%)
 CIT Group
  1.91%; 02/15/07 /1/                                      20,000                 19,997
  5.00%; 02/13/14                                          15,000                 15,058
  7.38%; 04/02/07                                          15,000                 16,429
 Textron Financial
  5.88%; 06/01/07                                          15,000                 15,980
                                                                                  67,464
FINANCE-CONSUMER LOANS (1.59%)
 American General Finance
  5.75%; 03/15/07                                          40,000                 42,247
 Household Finance
  1.86%; 02/09/07 /1/                                      15,000                 15,018
  3.38%; 02/21/06                                          25,000                 25,198
  4.75%; 07/15/13                                          15,000                 14,977
  6.50%; 01/24/06                                          85,000                 88,847
 SLM /1/
  4.19%; 03/02/09                                          50,000                 50,872
                                                                                 237,159
FINANCE-CREDIT CARD (0.14%)
 American Express
  3.75%; 11/20/07                                           5,000                  5,070
  4.88%; 07/15/13                                          15,000                 15,319
                                                                                  20,389
FINANCE-INVESTMENT BANKER & BROKER (3.75%)
 Banque Paribas
  6.88%; 03/01/09                                          25,000                 27,944
 Bear Stearns
  6.50%; 05/01/06                                          25,000                 26,359
 Citigroup
  6.63%; 06/15/32                                          10,000                 11,158
  6.75%; 12/01/05                                         145,000                151,332
 Credit Suisse First Boston
  6.50%; 01/15/12                                          50,000                 56,025
 Goldman Sachs Group
  6.60%; 01/15/12                                          15,000                 16,852
  7.63%; 08/17/05                                          45,000                 46,818
 Lehman Brothers Holdings
  6.25%; 05/15/06                                          50,000                 52,528
 Merrill Lynch
  1.95%; 02/06/09 /1/                                      15,000                 15,001
  4.15%; 03/02/09 /1/                                      20,000                 20,185
  7.00%; 01/15/07                                          45,000                 48,672
 Morgan Stanley
  1.84%; 02/15/07 /1/                                      20,000                 20,008
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Morgan Stanley (continued)
  7.75%; 06/15/05                                      $   65,000            $    67,117
                                                                                 559,999
FINANCE-LEASING COMPANY (0.56%)
 Boeing Capital
  5.75%; 02/15/07                                          30,000                 31,761
 International Lease Finance /1/
  2.41%; 01/15/10                                          20,000                 19,928
 Pitney Bowes Credit
  5.75%; 08/15/08                                          30,000                 32,506
                                                                                  84,195
FINANCE-MORTGAGE LOAN/BANKER (11.26%)
 Countrywide Home Loan
  1.87%; 02/17/06 /1/                                      20,000                 19,994
  2.88%; 02/15/07                                          20,000                 19,797
 Federal Home Loan Bank
  2.88%; 09/15/06                                         200,000                200,572
 Federal Home Loan Mortgage
  5.75%; 03/15/09                                         440,000                480,352
  6.25%; 07/15/32                                         525,000                601,755
 Federal National Mortgage Association
  6.13%; 03/15/12                                         320,000                359,550
                                                                               1,682,020
FINANCE-OTHER SERVICES (0.86%)
 Mellon Funding
  4.88%; 06/15/07                                          15,000                 15,642
 National Rural Utilities
  5.75%; 08/28/09                                          30,000                 32,389
 Verizon Global Funding
  6.75%; 12/01/05                                          10,000                 10,444
  6.88%; 06/15/12                                          15,000                 17,276
  7.25%; 12/01/10                                          45,000                 52,490
                                                                                 128,241
FOOD-FLOUR & GRAIN (0.07%)
 Archer Daniels Midland
  5.94%; 10/01/32                                          10,000                 10,513
FOOD-MISCELLANEOUS/DIVERSIFIED (1.03%)
 Campbell Soup
  5.50%; 03/15/07                                          30,000                 31,521
 HJ Heinz Finance
  6.75%; 03/15/32                                          15,000                 17,493
 Kraft Foods
  5.63%; 11/01/11                                          50,000                 53,275
 Sara Lee
  6.13%; 11/01/32                                          15,000                 16,241
 Unilever Capital
  7.13%; 11/01/10                                          30,000                 34,927
                                                                                 153,457
FOOD-WHOLESALE & DISTRIBUTION (0.11%)
 Sysco International
  6.10%; 06/01/12                                          15,000                 16,617
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
GAS-DISTRIBUTION (0.08%)
 KeySpan
  7.63%; 11/15/10                                      $   10,000            $    11,870
HOME DECORATION PRODUCTS (0.13%)
 Newell Rubbermaid
  4.00%; 05/01/10                                          20,000                 19,570
HOME EQUITY-OTHER (0.30%)
 Argent Securities /1/
  2.15%; 02/25/34                                          20,000                 19,959
 Specialty Underwriting & Residential Finance
  /1/
  2.44%; 02/25/35                                          25,000                 24,999
                                                                                  44,958
HOME EQUITY-SEQUENTIAL (0.33%)
 Ameriquest Mortgage Securities /1/
  2.13%; 04/25/34                                          50,000                 49,998
INDUSTRIAL GASES (0.19%)
 Praxair
  6.38%; 04/01/12                                          25,000                 28,263
INSTRUMENTS-CONTROLS (0.07%)
 Parker Hannifin
  4.88%; 02/15/13                                          10,000                 10,238
INSURANCE BROKERS (0.06%)
 Marsh & McLennan
  3.63%; 02/15/08                                          10,000                  9,679
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.10%)
 AMVESCAP
  6.60%; 05/15/05                                          15,000                 15,297
LIFE & HEALTH INSURANCE (0.39%)
 Lincoln National
  5.25%; 06/15/07                                          20,000                 20,954
 Torchmark
  6.25%; 12/15/06                                          35,000                 37,284
                                                                                  58,238
MEDICAL-DRUGS (0.19%)
 Eli Lilly
  6.00%; 03/15/12                                          25,000                 27,697
MEDICAL-HMO (0.18%)
 Anthem
  6.80%; 08/01/12                                          15,000                 16,840
 UnitedHealth Group
  4.88%; 04/01/13                                          10,000                 10,099
                                                                                  26,939
METAL-ALUMINUM (0.46%)
 Alcan
  6.45%; 03/15/11                                          30,000                 33,598
 Alcoa
  7.38%; 08/01/10                                          30,000                 35,125
                                                                                  68,723
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL-DIVERSIFIED (0.10%)
 Rio Tinto Finance
  2.63%; 09/30/08                                      $   15,000            $    14,487
MISCELLANEOUS INVESTING (0.62%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                          15,000                 14,627
 Camden Property Trust
  5.88%; 06/01/07                                          15,000                 15,900
 CenterPoint Properties Trust
  4.75%; 08/01/10                                          15,000                 15,294
 Duke Realty
  4.63%; 05/15/13                                          10,000                  9,844
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                           5,000                  5,276
 Simon Property Group
  3.75%; 01/30/09                                          15,000                 14,812
 United Dominion Realty Trust
  6.50%; 06/15/09                                          15,000                 16,405
                                                                                  92,158
MONEY CENTER BANKS (1.15%)
 Bank of America
  4.75%; 10/15/06                                          85,000                 87,986
 JP Morgan Chase
  5.25%; 05/30/07                                          15,000                 15,732
  6.75%; 02/01/11                                          60,000                 67,694
                                                                                 171,412
MORTGAGE BACKED SECURITIES (14.32%)
 Banc of America Commercial Mortgage
  5.12%; 07/11/43                                         250,000                261,487
  7.33%; 11/15/31                                         150,000                171,856
 Bear Stearns Commercial Mortgage Securities
  0.65%; 05/11/39 /1/ /2/                               3,211,361                 90,959
  3.97%; 11/11/35                                          98,584                 99,339
 CS First Boston Mortgage Securities
  4.39%; 07/15/06                                           9,800                  9,809
 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                          84,616                 89,684
  6.14%; 02/12/34                                         150,000                165,921
  7.84%; 05/17/32                                         215,000                252,411
 GE Capital Commercial Mortgage
  4.97%; 08/11/36                                          75,000                 78,223
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                         150,000                171,730
 LB Commercial Conduit Mortgage Trust
  7.33%; 10/15/32                                         150,000                170,946
 LB-UBS Commercial Mortgage Trust
  1.23%; 03/15/36 /1/ /2/                               1,860,780                 97,021
  5.59%; 06/15/31                                         110,000                118,576
  6.06%; 06/15/20                                          66,147                 70,606
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Morgan Stanley Capital I /2/
  6.54%; 02/15/31                                      $  150,000            $   163,815
  7.11%; 04/15/33                                         100,000                113,034
 Wachovia Bank Commercial Mortgage Trust /1/ /2/
  0.33%; 01/15/41                                       1,001,313                 13,200
                                                                               2,138,617
MULTI-LINE INSURANCE (0.43%)
 AEGON
  4.75%; 06/01/13                                          10,000                  9,986
 Allstate
  7.88%; 05/01/05                                          15,000                 15,394
 American International Group
  4.25%; 05/15/13                                          15,000                 14,590
 Hartford Financial Services Group
  4.70%; 09/01/07                                          15,000                 15,375
 MetLife
  6.50%; 12/15/32                                           5,000                  5,434
 Safeco
  7.25%; 09/01/12                                           3,000                  3,459
                                                                                  64,238
MULTIMEDIA (1.35%)
 AOL Time Warner
  6.13%; 04/15/06                                          70,000                 73,177
  7.63%; 04/15/31                                          15,000                 17,772
 Gannett
  5.50%; 04/01/07                                          15,000                 15,853
 Thomson
  4.75%; 05/28/10                                          15,000                 15,462
  5.75%; 02/01/08                                          15,000                 16,016
 Viacom
  6.40%; 01/30/06                                          50,000                 52,270
 Walt Disney
  7.00%; 03/01/32                                          10,000                 11,468
                                                                                 202,018
NON-HAZARDOUS WASTE DISPOSAL (0.11%)
 Waste Management
  7.00%; 07/15/28                                          15,000                 16,739
OIL & GAS DRILLING (0.22%)
 Nabors Holdings
  4.88%; 08/15/09                                          15,000                 15,552
 Transocean
  7.38%; 04/15/18                                          15,000                 17,921
                                                                                  33,473
OIL COMPANY-EXPLORATION & PRODUCTION (0.63%)
 Devon Financing
  7.88%; 09/30/31                                          15,000                 18,922
 Husky Energy
  6.25%; 06/15/12                                          15,000                 16,504
 Nexen
  7.88%; 03/15/32                                           5,000                  6,232
 Pemex Project Funding Master Trust
  8.00%; 11/15/11                                          45,000                 51,750
                                                                                  93,408
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (1.06%)
 BP Canada Finance
  3.63%; 01/15/09                                      $   15,000            $    14,991
 ChevronTexaco Capital
  3.38%; 02/15/08                                           5,000                  5,024
 Conoco Funding
  6.35%; 10/15/11                                          40,000                 44,924
 Marathon Oil
  6.80%; 03/15/32                                          15,000                 16,954
 Occidental Petroleum
  4.00%; 11/30/07                                          20,000                 20,379
 Petro-Canada
  4.00%; 07/15/13                                          15,000                 14,155
 Phillips Petroleum
  8.75%; 05/25/10                                          25,000                 30,983
 Union Oil Company of California
  5.05%; 10/01/12                                          10,000                 10,268
                                                                                 157,678
OIL REFINING & MARKETING (0.11%)
 Valero Energy
  6.88%; 04/15/12                                          15,000                 17,073
OIL-FIELD SERVICES (0.21%)
 Halliburton
  3.57%; 10/17/05 /1/                                      15,000                 15,122
  5.50%; 10/15/10                                          15,000                 15,861
                                                                                  30,983
PAPER & RELATED PRODUCTS (0.52%)
 International Paper
  5.85%; 10/30/12                                          20,000                 21,353
 MeadWestvaco
  6.85%; 04/01/12                                          10,000                 11,249
 Nexfor
  7.25%; 07/01/12                                          15,000                 16,842
 Weyerhaeuser
  6.75%; 03/15/12                                          10,000                 11,318
  7.38%; 03/15/32                                          15,000                 17,497
                                                                                  78,259
PHOTO EQUIPMENT & SUPPLIES (0.10%)
 Eastman Kodak
  3.63%; 05/15/08                                          15,000                 14,723
PIPELINES (0.84%)
 Buckeye Partners
  4.63%; 07/15/13                                          15,000                 14,678
 Equitable Resources
  5.15%; 11/15/12                                          15,000                 15,673
 Kinder Morgan
  6.65%; 03/01/05                                          35,000                 35,456
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                          30,000                 33,739
 National Fuel Gas
  5.25%; 03/01/13                                          20,000                 20,601
 TEPPCO Partners
  6.13%; 02/01/13                                           5,000                  5,383
                                                                                 125,530
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.39%)
 ACE
  6.00%; 04/01/07                                      $   15,000            $    15,745
 Progressive
  6.25%; 12/01/32                                           5,000                  5,324
 St. Paul
  5.75%; 03/15/07                                          10,000                 10,480
 Travelers Property Casualty
  3.75%; 03/15/08                                          10,000                  9,953
 W.R. Berkley
  5.88%; 02/15/13                                           5,000                  5,148
 XL Capital
  6.50%; 01/15/12                                          10,000                 10,917
                                                                                  57,567
REAL ESTATE OPERATOR & DEVELOPER (0.27%)
 EOP Operating
  7.00%; 07/15/11                                          35,000                 39,670
REGIONAL AUTHORITY (1.05%)
 New Brunswick
  3.50%; 10/23/07                                          10,000                 10,115
 Province of Nova Scotia
  5.75%; 02/27/12                                          25,000                 27,436
 Province of Ontario
  5.13%; 07/17/12                                          25,000                 26,458
 Province of Quebec
  7.13%; 02/09/24                                          75,000                 92,482
                                                                                 156,491
REGIONAL BANKS (2.27%)
 Bank One
  6.00%; 08/01/08                                          50,000                 54,197
 Fifth Third Bancorp
  3.38%; 08/15/08                                          10,000                  9,944
 FleetBoston Financial
  7.25%; 09/15/05                                          40,000                 41,572
 KeyCorp
  4.63%; 05/16/05                                          20,000                 20,213
 Korea Development Bank
  3.88%; 03/02/09                                          15,000                 15,002
  7.25%; 05/15/06                                          15,000                 16,006
 PNC Funding
  5.75%; 08/01/06                                          20,000                 20,946
 SunTrust Banks
  5.05%; 07/01/07                                          15,000                 15,699
 Wachovia
  4.95%; 11/01/06                                          55,000                 57,167
 Wells Fargo
  3.50%; 04/04/08                                          10,000                 10,042
  5.90%; 05/21/06                                          75,000                 78,750
                                                                                 339,538
RESEARCH & DEVELOPMENT (0.16%)
 Science Applications International
  7.13%; 07/01/32                                          20,000                 23,370
RETAIL-DISCOUNT (0.36%)
 Costco Wholesale
  5.50%; 03/15/07                                          20,000                 21,075
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
 Target
  5.40%; 10/01/08                                      $   30,000            $    31,996
                                                                                  53,071
RETAIL-DRUG STORE (0.10%)
 CVS
  3.88%; 11/01/07                                          15,000                 15,252
RETAIL-REGIONAL DEPARTMENT STORE (0.07%)
 Kohl's
  6.00%; 01/15/33                                          10,000                 10,346
RETAIL-RESTAURANTS (0.22%)
 McDonald's
  5.38%; 04/30/07                                          15,000                 15,790
 Wendy's International
  6.20%; 06/15/14                                          15,000                 16,565
                                                                                  32,355
SAVINGS & LOANS-THRIFTS (0.29%)
 Golden West Financial
  4.13%; 08/15/07                                          15,000                 15,371
 Washington Mutual
  6.88%; 06/15/11                                          25,000                 28,421
                                                                                  43,792
SOVEREIGN (1.65%)
 Chile Government
  5.50%; 01/15/13                                           5,000                  5,232
 Italy Government
  5.63%; 06/15/12                                          90,000                 98,410
 Mexico Government
  7.50%; 01/14/12                                          85,000                 96,560
  8.38%; 01/14/11                                          25,000                 29,500
 Poland Government
  6.25%; 07/03/12                                          15,000                 16,688
                                                                                 246,390
SUPRANATIONAL BANK (1.42%)
 Asian Development Bank
  2.38%; 03/15/06                                          35,000                 34,980
 Corp Andina de Fomento
  6.88%; 03/15/12                                          25,000                 28,039
 European Investment Bank
  4.63%; 03/01/07                                          65,000                 67,503
 Inter-American Development Bank
  6.38%; 10/22/07                                          75,000                 81,922
                                                                                 212,444
TELEPHONE-INTEGRATED (2.21%)
 ALLTEL
  7.88%; 07/01/32                                          20,000                 24,981
 BellSouth
  5.00%; 10/15/06                                          50,000                 51,936
 British Telecommunications /1/
  7.88%; 12/15/05                                          50,000                 52,817
 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                          10,000                 10,343
  8.50%; 06/15/10                                          20,000                 24,095
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 France Telecom /1/
  8.50%; 03/01/11                                      $   25,000            $    30,026
 SBC Communications
  5.75%; 05/02/06                                          50,000                 52,183
 Sprint Capital
  6.90%; 05/01/19                                          40,000                 44,780
 Telecom Italia Capital
  4.00%; 11/15/08                                          15,000                 15,100
 Telefonica Europe
  7.75%; 09/15/10                                          20,000                 23,708
                                                                                 329,969
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                           5,000                  5,346
TOOLS-HAND HELD (0.10%)
 Stanley Works
  4.90%; 11/01/12                                          15,000                 15,288
TRANSPORT-RAIL (0.84%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                          30,000                 38,045
 Canadian National Railway
  4.40%; 03/15/13                                          15,000                 14,763
 CSX
  8.63%; 05/15/22                                          15,000                 19,177
 Norfolk Southern
  8.38%; 05/15/05                                          15,000                 15,451
 Union Pacific
  6.63%; 02/01/29                                          35,000                 38,332
                                                                                 125,768
                                                     TOTAL BONDS              12,173,325

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.78%)
4.50%; 10/01/11                                        $   30,000            $    30,459
5.00%; 05/01/34                                           363,882                363,225
5.50%; 12/01/33                                           132,958                135,662
6.50%; 05/01/31                                           112,605                118,544
6.50%; 10/01/31                                            12,586                 13,250
6.50%; 05/01/32                                            11,719                 12,333
6.50%; 06/01/32                                            12,900                 13,576
7.00%; 12/01/30                                            25,691                 27,302
                                        TOTAL FHLMC CERTIFICATES                 714,351




                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (0.59%)
5.50%; 02/01/09                                        $   36,217            $    37,201
5.50%; 06/01/34                                            49,775                 50,750
                                         TOTAL FNMA CERTIFICATES                  87,951

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.30%)
6.00%; 07/15/32                                            42,255                 44,041
                                         TOTAL GNMA CERTIFICATES                  44,041

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
TREASURY BONDS (11.28%)
 U.S. Treasury Strip /3/
  0.00%; 11/15/15                                         550,000                338,347
  0.00%; 11/15/18                                         600,000                307,019
  0.00%; 05/15/20                                         700,000                327,429
  0.00%; 08/15/25                                       2,050,000                712,313
                                            TOTAL TREASURY BONDS               1,685,108



                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.69%)
FINANCE-MORTGAGE LOAN/BANKER (0.69%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
  1.69%; 11/01/04                                      $  103,585            $   103,585
                                          TOTAL COMMERCIAL PAPER                 103,585
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (99.16%)              14,808,361
CASH AND RECEIVABLES, NET OF LIABILITIES (0.84%)                                 125,163
                                      TOTAL NET ASSETS (100.00%)             $14,933,524
                                                                             -------------



/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $498,147 or 3.34% of net assets.
/3 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   788,306
Unrealized Depreciation                          (34,843)
                                             -----------
Net Unrealized Appreciation (Depreciation)       753,463
Cost for federal income tax purposes         $14,054,898

                                               Notional   Unrealized
                 Description                    Amount    Gain (Loss)
----------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman   $800,000     $5,135
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 45
basis points with Morgan Stanley. Expires
November 2004.


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                               Value                Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                   $
 Government                           4,298,976                 29.02%
 Mortgage Securities                  2,984,960                 20.15
 Financial                            2,615,704                 17.66
 Asset Backed Securities              1,886,625                 12.74
 Communications                         873,125                  5.89
 Utilities                              550,535                  3.72
 Energy                                 442,593                  2.99
 Consumer, Non-cyclical                 408,182                  2.75
 Industrial                             283,819                  1.92
 Basic Materials                        225,942                  1.52
 Consumer, Cyclical                     174,867                  1.18
 Technology                              63,033                  0.42
 Swap Agreements                          5,135                  0.04
                    TOTAL           $14,813,496                100.00%
                                   ---------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                                OCTOBER 31, 2004

                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (90.59%)
AEROSPACE & DEFENSE (0.29%)
 Northrop Grumman
  4.08%; 11/16/06                                                                    $   40,000                $    40,709
 Raytheon
  6.75%; 08/15/07                                                                       100,000                    109,228
                                                                                                                   149,937
AEROSPACE & DEFENSE EQUIPMENT (0.14%)
 General Dynamics
  3.00%; 05/15/08                                                                        30,000                     29,590
 United Technologies
  4.88%; 11/01/06                                                                        40,000                     41,581
                                                                                                                    71,171
AGRICULTURAL OPERATIONS (0.14%)
 Bunge Limited Finance
  4.38%; 12/15/08                                                                        70,000                     70,751
AIRLINES (0.20%)
 Southwest Airlines
  5.50%; 11/01/06                                                                        50,000                     52,087
  8.00%; 03/01/05                                                                        50,000                     50,779
                                                                                                                   102,866
ASSET BACKED SECURITIES (0.57%)
 Bear Stearns Asset Backed Securities /1/
  2.53%; 03/25/34                                                                       165,000                    164,992
 Chase Funding Mortgage Loan
  4.88%; 08/25/28                                                                       130,000                    131,502
                                                                                                                   296,494
AUTO-CARS & LIGHT TRUCKS (0.35%)
 DaimlerChrysler Holding
  2.34%; 05/24/06 /1/                                                                    50,000                     50,259
  7.25%; 01/18/06                                                                       125,000                    131,394
                                                                                                                   181,653
AUTOMOBILE SEQUENTIAL (7.89%)
 Capital Auto Receivables Asset Trust
  2.64%; 03/17/08                                                                       250,000                    250,064
  3.05%; 09/15/05                                                                        22,136                     22,157
  3.58%; 10/16/06                                                                       900,000                    906,994
  3.82%; 07/15/05                                                                         1,483                      1,484
  4.16%; 07/16/07                                                                       119,946                    120,708
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                                                       700,000                    686,869
 DaimlerChrysler Auto Trust
  3.09%; 01/08/08                                                                       250,000                    251,244
  6.70%; 03/08/06                                                                       236,688                    236,966
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                                                       475,000                    475,293
  4.01%; 03/15/06                                                                       113,872                    114,324
  4.72%; 12/15/05                                                                       373,940                    374,999
 Honda Auto Receivables Owner Trust
  4.49%; 09/17/07                                                                       100,000                    101,267
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                                                        72,850                     72,688
  3.33%; 01/15/08                                                                       350,000                    352,673
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                                                       116,675                    117,057
                                                                                                                 4,084,787
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (0.10%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                                    $   50,000                $    52,592
BEVERAGES-WINE & SPIRITS (0.15%)
 Diageo Capital
  3.38%; 03/20/08                                                                        15,000                     14,992
 Diageo Finance
  3.00%; 12/15/06                                                                        65,000                     64,997
                                                                                                                    79,989
BROADCASTING SERVICES & PROGRAMMING (0.08%)
 Liberty Media
  3.50%; 09/25/06                                                                        40,000                     40,040
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.20%)
 Hanson Overseas
  6.75%; 09/15/05                                                                       100,000                    103,407
CABLE TV (0.39%)
 Comcast Cable Communications
  6.38%; 01/30/06                                                                       115,000                    119,956
 Cox Communications
  6.88%; 06/15/05                                                                        30,000                     30,717
 TCI Communications
  7.61%; 10/04/05                                                                        50,000                     51,807
                                                                                                                   202,480
CELLULAR TELECOMMUNICATIONS (1.04%)
 360 Communications
  7.50%; 03/01/06                                                                        90,000                     95,612
 AT&T Wireless Services
  6.88%; 04/18/05                                                                        50,000                     50,987
  7.35%; 03/01/06                                                                        65,000                     68,848
 Cingular Wireless
  5.63%; 12/15/06                                                                        45,000                     47,313
 Telus
  7.50%; 06/01/07                                                                        60,000                     65,926
 Verizon Wireless Capital
  5.38%; 12/15/06                                                                       130,000                    136,257
 Vodafone Group
  7.63%; 02/15/05                                                                        70,000                     71,034
                                                                                                                   535,977
CHEMICALS-DIVERSIFIED (0.32%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                                        35,000                     36,682
 Dow Chemical
  7.00%; 08/15/05                                                                        50,000                     51,652
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                                                        75,000                     75,622
                                                                                                                   163,956
COATINGS & PAINT (0.12%)
 Valspar
  6.00%; 05/01/07                                                                        60,000                     63,774
COMMERCIAL BANKS (0.47%)
 AmSouth Bank
  2.82%; 11/03/06                                                                        50,000                     49,814
 Crestar Financial
  8.75%; 11/15/04                                                                        75,000                     75,166
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                                                    $   50,000                $    51,116
 Union Planters Bank
  5.13%; 06/15/07                                                                        65,000                     68,566
                                                                                                                   244,662
COMMERCIAL SERVICE-FINANCE (0.05%)
 Equifax
  4.95%; 11/01/07                                                                        25,000                     26,193
COMPUTER SERVICES (0.10%)
 Computer Sciences
  7.50%; 08/08/05                                                                        50,000                     51,663
COMPUTERS (0.31%)
 Hewlett-Packard
  5.50%; 07/01/07                                                                       110,000                    116,389
 International Business Machines
  4.25%; 09/15/09                                                                        45,000                     46,172
                                                                                                                   162,561
COSMETICS & TOILETRIES (0.14%)
 Gillette
  4.00%; 06/30/05                                                                        45,000                     45,422
 Procter & Gamble
  4.75%; 06/15/07                                                                        25,000                     26,081
                                                                                                                    71,503
CREDIT CARD ASSET BACKED SECURITIES (7.71%)
 Bank One Issuance Trust
  2.94%; 06/16/08                                                                       450,000                    451,579
  3.35%; 03/15/11                                                                       245,000                    244,507
 Capital One Master Trust
  5.30%; 06/15/09                                                                       220,000                    229,212
  5.45%; 03/16/09                                                                       150,000                    155,094
 Capital One Multi-Asset Execution
  Trust /1/
  2.09%; 12/15/09                                                                       150,000                    150,093
 Chase Credit Card Master Trust
  2.07%; 05/15/09 /1/                                                                   150,000                    149,991
  5.50%; 11/17/08                                                                       700,000                    730,687
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                                                       675,000                    675,361
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                                                       200,000                    218,058
 Discover Card Master Trust I
  6.05%; 08/18/08                                                                       230,000                    239,797
 MBNA Credit Card Master Note Trust
  3.65%; 03/15/11                                                                       400,000                    402,325
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                                       330,000                    341,420
                                                                                                                 3,988,124
DATA PROCESSING & MANAGEMENT (0.07%)
 First Data
  3.38%; 08/01/08                                                                        35,000                     34,815
DIVERSIFIED FINANCIAL SERVICES (1.28%)
 General Electric Capital /1/
  1.84%; 02/02/09                                                                        55,000                     55,116
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 General Electric Capital (continued)
  4.25%; 01/15/08                                                                    $  150,000                $   154,213
  5.00%; 06/15/07                                                                       290,000                    303,623
 John Deere Capital
  3.63%; 05/25/07                                                                        25,000                     25,256
  4.50%; 08/22/07                                                                        25,000                     25,851
 NiSource Finance
  3.20%; 11/01/06                                                                        20,000                     19,973
  7.63%; 11/15/05                                                                        75,000                     78,610
                                                                                                                   662,642
DIVERSIFIED MANUFACTURING OPERATIONS (0.25%)
 Cooper Industries
  5.25%; 07/01/07                                                                        60,000                     62,996
 Honeywell International
  6.13%; 07/01/05                                                                        50,000                     51,109
 Tyco International Group
  6.13%; 01/15/09                                                                        15,000                     16,365
                                                                                                                   130,470
ELECTRIC-DISTRIBUTION (0.08%)
 Detroit Edison
  5.05%; 10/01/05                                                                        40,000                     40,875
ELECTRIC-INTEGRATED (1.96%)
 Alabama Power
  2.80%; 12/01/06                                                                        25,000                     24,913
 Appalachian Power
  4.80%; 06/15/05                                                                        60,000                     60,844
 Commonwealth Edison
  6.40%; 10/15/05                                                                       120,000                    124,131
 Conectiv
  5.30%; 06/01/05                                                                        55,000                     55,720
 Consolidated Edison
  3.63%; 08/01/08                                                                        45,000                     44,928
 Dominion Resources
  2.01%; 05/15/06 /1/                                                                    55,000                     55,118
  7.63%; 07/15/05                                                                        70,000                     72,425
 FPL Group Capital
  3.25%; 04/11/06                                                                        60,000                     60,408
 Georgia Power /1/
  1.90%; 02/17/09                                                                        65,000                     64,983
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                                                        70,000                     71,729
 Niagara Mohawk Power
  7.75%; 05/15/06                                                                        45,000                     48,226
 Pacific Gas & Electric
  3.60%; 03/01/09                                                                        60,000                     59,570
 Pepco Holdings
  5.50%; 08/15/07                                                                        25,000                     26,266
 Progress Energy
  6.75%; 03/01/06                                                                       100,000                    104,862
 Public Service Company of Colorado
  4.38%; 10/01/08                                                                        35,000                     35,865
 SCANA /1/
  2.16%; 11/15/06                                                                        50,000                     50,106
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Tennessee Valley Authority
  6.38%; 06/15/05                                                                    $   55,000                $    56,427
                                                                                                                 1,016,521
FEDERAL & FEDERALLY SPONSORED CREDIT (2.00%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                                                     1,040,000                  1,034,228
FIDUCIARY BANKS (0.23%)
 Bank of New York
  4.14%; 08/02/07                                                                        30,000                     30,405
  5.20%; 07/01/07                                                                        85,000                     89,385
                                                                                                                   119,790
FINANCE-AUTO LOANS (2.15%)
 American Honda Finance /1/ /2/
  1.86%; 02/20/07                                                                        55,000                     55,020
 Ford Motor Credit
  6.13%; 01/09/06                                                                       325,000                    335,804
  6.50%; 01/25/07                                                                       200,000                    210,131
 General Motors Acceptance
  3.33%; 10/20/05 /1/                                                                    55,000                     55,226
  4.38%; 12/10/07                                                                        75,000                     75,047
  6.13%; 08/28/07                                                                        85,000                     88,660
  6.75%; 01/15/06                                                                       250,000                    258,733
 Toyota Motor Credit
  2.80%; 01/18/06                                                                        35,000                     35,079
                                                                                                                 1,113,700
FINANCE-COMMERCIAL (0.53%)
 CIT Group
  1.91%; 02/15/07 /1/                                                                    65,000                     64,990
  7.38%; 04/02/07                                                                       165,000                    180,719
 Textron Financial
  5.88%; 06/01/07                                                                        25,000                     26,633
                                                                                                                   272,342
FINANCE-CONSUMER LOANS (1.37%)
 American General Finance
  5.88%; 07/14/06                                                                       195,000                    204,428
 Household Finance
  1.86%; 02/09/07 /1/                                                                    55,000                     55,066
  3.38%; 02/21/06                                                                       120,000                    120,950
  6.50%; 01/24/06                                                                       190,000                    198,599
 SLM /1/
  4.19%; 03/02/09                                                                       125,000                    127,180
                                                                                                                   706,223
FINANCE-CREDIT CARD (0.30%)
 American Express
  3.75%; 11/20/07                                                                        60,000                     60,841
 Capital One Bank
  6.88%; 02/01/06                                                                        90,000                     94,458
                                                                                                                   155,299
FINANCE-INVESTMENT BANKER & BROKER (4.19%)
 Banque Paribas
  8.35%; 06/15/07                                                                        70,000                     78,961
 Bear Stearns
  3.00%; 03/30/06                                                                       135,000                    135,483
  6.50%; 05/01/06                                                                        45,000                     47,446
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Citigroup
  6.75%; 12/01/05                                                                    $  520,000                $   542,708
 Credit Suisse First Boston
  5.75%; 04/15/07                                                                       185,000                    196,338
 Goldman Sachs Group
  1.98%; 07/23/09 /1/                                                                    50,000                     50,079
  7.63%; 08/17/05                                                                       150,000                    156,061
 Lehman Brothers Holdings
  6.25%; 05/15/06                                                                       225,000                    236,378
 Merrill Lynch
  1.95%; 02/06/09 /1/                                                                    55,000                     55,002
  4.15%; 03/02/09 /1/                                                                    65,000                     65,601
  6.00%; 11/15/04                                                                       130,000                    130,166
  6.15%; 01/26/06                                                                        80,000                     83,365
 Morgan Stanley
  1.84%; 02/15/07 /1/                                                                    65,000                     65,025
  7.75%; 06/15/05                                                                       315,000                    325,260
                                                                                                                 2,167,873
FINANCE-LEASING COMPANY (0.35%)
 Boeing Capital
  5.75%; 02/15/07                                                                       100,000                    105,869
 International Lease Finance
  2.41%; 01/15/10 /1/                                                                    50,000                     49,821
  5.80%; 08/15/07                                                                        25,000                     26,618
                                                                                                                   182,308
FINANCE-MORTGAGE LOAN/BANKER (24.55%)
 Countrywide Home Loan
  1.87%; 02/17/06 /1/                                                                    65,000                     64,981
  2.88%; 02/15/07                                                                       130,000                    128,680
  4.50%; 01/25/33                                                                        93,860                     93,905
 Federal Home Loan Bank
  2.88%; 09/15/06                                                                     3,075,000                  3,083,801
 Federal Home Loan Mortgage
  1.50%; 08/15/05                                                                     1,050,000                  1,043,126
  5.25%; 01/15/06                                                                     1,950,000                  2,012,961
  5.75%; 03/15/09                                                                       900,000                    982,539
 Federal National Mortgage Association
  4.13%; 02/17/09 /1/                                                                   190,000                    193,599
  4.25%; 05/15/09                                                                     1,000,000                  1,029,407
  5.25%; 04/15/07                                                                     1,950,000                  2,055,573
  7.00%; 07/15/05                                                                     1,950,000                  2,013,611
                                                                                                                12,702,183
FINANCE-OTHER SERVICES (0.77%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                                                        60,000                     59,878
  4.69%; 04/25/05                                                                        50,000                     50,605
 Mellon Funding
  4.88%; 06/15/07                                                                        80,000                     83,422
 National Rural Utilities
  6.00%; 05/15/06                                                                        70,000                     73,323
 Verizon Global Funding
  6.75%; 12/01/05                                                                       125,000                    130,551
                                                                                                                   397,779
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MEAT PRODUCTS (0.10%)
 Tyson Foods
  6.75%; 06/01/05                                                                    $   50,000                $    50,876
FOOD-MISCELLANEOUS/DIVERSIFIED (0.70%)
 Campbell Soup
  5.50%; 03/15/07                                                                       100,000                    105,070
 General Mills
  5.13%; 02/15/07                                                                        30,000                     31,234
 Kellogg
  6.00%; 04/01/06                                                                        55,000                     57,425
 Kraft Foods
  4.63%; 11/01/06                                                                        70,000                     72,047
 Sara Lee
  2.75%; 06/15/08                                                                        20,000                     19,683
  5.95%; 01/20/05                                                                        40,000                     40,265
 Unilever Capital
  6.88%; 11/01/05                                                                        35,000                     36,463
                                                                                                                   362,187
FOOD-RETAIL (0.19%)
 Safeway
  2.50%; 11/01/05                                                                       100,000                     99,681
GAS-DISTRIBUTION (0.03%)
 Sempra Energy
  4.75%; 05/15/09                                                                        15,000                     15,406
HOME EQUITY-OTHER (0.17%)
 Argent Securities /1/
  2.15%; 02/25/34                                                                        65,000                     64,868
 Specialty Underwriting & Residential Finance /1/
  2.44%; 02/25/35                                                                        25,000                     24,999
                                                                                                                    89,867
HOME EQUITY-SEQUENTIAL (0.60%)
 Ameriquest Mortgage Securities /1/
  2.13%; 04/25/34                                                                       150,000                    149,993
 New Century Home Equity Loan Trust
  3.56%; 11/25/33                                                                       160,000                    160,438
                                                                                                                   310,431
INDUSTRIAL GASES (0.19%)
 Praxair
  4.75%; 07/15/07                                                                        45,000                     46,671
  6.85%; 06/15/05                                                                        50,000                     51,265
                                                                                                                    97,936
INSURANCE BROKERS (0.26%)
 Aon /1/
  6.70%; 01/15/07                                                                        60,000                     62,996
 Marsh & McLennan
  3.63%; 02/15/08                                                                        75,000                     72,593
                                                                                                                   135,589
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.10%)
 AMVESCAP
  6.60%; 05/15/05                                                                        50,000                     50,991
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (0.39%)
 Lincoln National
  5.25%; 06/15/07                                                                    $   50,000                $    52,384
 ReliaStar Financial
  8.63%; 02/15/05                                                                        60,000                     60,996
 Torchmark
  6.25%; 12/15/06                                                                        85,000                     90,548
                                                                                                                   203,928
MEDICAL PRODUCTS (0.04%)
 Baxter International
  5.25%; 05/01/07                                                                        20,000                     20,926
MEDICAL-DRUGS (0.25%)
 Eli Lilly
  5.50%; 07/15/06                                                                        60,000                     62,685
 GlaxoSmithKline Capital
  2.38%; 04/16/07                                                                        65,000                     64,103
                                                                                                                   126,788
MEDICAL-HMO (0.38%)
 Anthem
  3.50%; 09/01/07                                                                        50,000                     49,659
  4.88%; 08/01/05                                                                        40,000                     40,465
 UnitedHealth Group
  3.30%; 01/30/08                                                                        65,000                     64,502
  3.38%; 08/15/07                                                                        40,000                     39,856
                                                                                                                   194,482
METAL-ALUMINUM (0.20%)
 Alcan
  6.25%; 11/01/08                                                                        25,000                     27,221
 Alcoa
  4.25%; 08/15/07                                                                        75,000                     77,117
                                                                                                                   104,338
METAL-DIVERSIFIED (0.07%)
 Rio Tinto Finance
  2.63%; 09/30/08                                                                        35,000                     33,803
MISCELLANEOUS INVESTING (0.56%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                                                        30,000                     29,254
 Camden Property Trust
  5.88%; 06/01/07                                                                        25,000                     26,501
 Developers Diversified Realty
  3.88%; 01/30/09                                                                        65,000                     64,027
 Duke Realty
  3.35%; 01/15/08                                                                        60,000                     59,409
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                                                        50,000                     52,757
 Simon Property Group
  3.75%; 01/30/09                                                                        60,000                     59,247
                                                                                                                   291,195
MONEY CENTER BANKS (0.95%)
 Bank of America
  4.75%; 10/15/06                                                                       215,000                    222,553
 JP Morgan Chase
  3.13%; 12/11/06                                                                       160,000                    160,484
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 JP Morgan Chase (continued)
  5.25%; 05/30/07                                                                    $  105,000                $   110,121
                                                                                                                   493,158
MORTGAGE BACKED SECURITIES (10.11%)
 Banc of America Commercial Mortgage
  7.11%; 11/15/31                                                                       506,314                    547,656
 Bear Stearns Commercial Mortgage Securities
  0.65%; 05/11/39 /1/ /2/                                                             1,275,099                     36,116
  7.64%; 02/15/32                                                                       126,158                    135,945
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                                                       150,776                    162,141
 Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust
  7.13%; 08/15/31                                                                       215,576                    229,957
 Commercial Mortgage Pass-Through Certificate /2/
  3.25%; 06/10/38                                                                       187,189                    182,037
 CS First Boston Mortgage Securities
  4.39%; 07/15/06                                                                         9,800                      9,809
  6.25%; 12/16/35                                                                       100,000                    108,027
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                                                       164,401                    177,136
 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                                                        42,308                     44,842
 First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust
  6.56%; 11/18/35                                                                       150,000                    163,192
 GE Capital Commercial Mortgage
  3.35%; 08/11/36                                                                        81,708                     82,011
 GMAC Commercial Mortgage Securities
  6.57%; 09/15/33                                                                        41,234                     42,172
 JP Morgan Chase Commercial Mortgage Securities
  4.37%; 10/12/37                                                                       184,602                    188,473
  4.47%; 11/15/35                                                                       153,846                    155,984
  4.55%; 05/12/34                                                                       144,683                    147,501
  6.04%; 11/15/35                                                                       550,000                    591,627
 JP Morgan Commercial Mortgage Finance
  7.16%; 09/15/29                                                                       155,000                    169,717
 LB-UBS Commercial Mortgage Trust
  1.23%; 03/15/36 /1/ /2/                                                               676,647                     35,280
  2.60%; 05/15/27                                                                        85,724                     84,051
  3.63%; 10/15/29                                                                       200,000                    200,984
  4.90%; 06/15/26 /2/                                                                   370,000                    384,807
  5.40%; 03/15/26                                                                       157,557                    162,544
  5.97%; 03/15/26                                                                       295,000                    315,565
  6.06%; 06/15/20                                                                       176,391                    188,282
 Merrill Lynch Mortgage Investors /1/
  7.80%; 12/26/25                                                                        50,000                     51,610
 Midland Realty Acceptance
  7.23%; 01/25/29                                                                        35,832                     38,028
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Morgan Stanley Capital I
  4.57%; 12/18/32 /2/                                                                $   87,885                $    89,229
  5.33%; 12/18/32                                                                        75,000                     78,383
  6.54%; 02/15/31 /2/                                                                    95,000                    103,749
 NationsLink Funding
  7.03%; 06/20/31                                                                        62,328                     66,427
  7.23%; 06/20/31                                                                       230,000                    256,805
                                                                                                                 5,230,087
MULTI-LINE INSURANCE (0.35%)
 Allstate
  5.38%; 12/01/06                                                                        45,000                     47,105
  7.88%; 05/01/05                                                                        25,000                     25,657
 Hartford Financial Services Group
  4.70%; 09/01/07                                                                        55,000                     56,376
 MetLife
  5.25%; 12/01/06                                                                        50,000                     52,091
                                                                                                                   181,229
MULTIMEDIA (0.87%)
 AOL Time Warner
  6.13%; 04/15/06                                                                       120,000                    125,447
 Gannett
  5.50%; 04/01/07                                                                        25,000                     26,422
 Thomson
  5.75%; 02/01/08                                                                        40,000                     42,710
 Viacom
  7.75%; 06/01/05                                                                       170,000                    175,378
 Walt Disney
  7.30%; 02/08/05                                                                        80,000                     81,049
                                                                                                                   451,006
OIL COMPANY-EXPLORATION & PRODUCTION (0.53%)
 Kerr-McGee
  5.38%; 04/15/05                                                                        70,000                     70,838
 PennzEnergy
  10.25%; 11/01/05                                                                       60,000                     63,859
 Petroleos Mexicanos
  6.50%; 02/01/05                                                                       140,000                    141,400
                                                                                                                   276,097
OIL COMPANY-INTEGRATED (0.32%)
 BP Canada Finance
  3.63%; 01/15/09                                                                        70,000                     69,957
 ChevronTexaco Capital
  3.38%; 02/15/08                                                                        30,000                     30,146
 Marathon Oil
  5.38%; 06/01/07                                                                        25,000                     26,294
 Occidental Petroleum
  4.00%; 11/30/07                                                                        40,000                     40,758
                                                                                                                   167,155
OIL FIELD MACHINERY & EQUIPMENT (0.11%)
 Cooper Cameron
  2.65%; 04/15/07                                                                        60,000                     58,962
OIL REFINING & MARKETING (0.04%)
 Valero Energy
  6.13%; 04/15/07                                                                        20,000                     21,361
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL-FIELD SERVICES (0.11%)
 Halliburton /1/
  3.57%; 10/17/05                                                                    $   55,000                $    55,447
PAPER & RELATED PRODUCTS (0.34%)
 Champion International
  7.10%; 09/01/05                                                                        50,000                     51,555
 Union Camp
  7.00%; 08/15/06                                                                        70,000                     74,644
 Weyerhaeuser
  5.50%; 03/15/05                                                                        21,000                     21,219
  6.13%; 03/15/07                                                                        25,000                     26,658
                                                                                                                   174,076
PHOTO EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak
  3.63%; 05/15/08                                                                        35,000                     34,353
PIPELINES (0.56%)
 Duke Energy Field Services
  7.50%; 08/16/05                                                                       110,000                    114,073
 Enbridge Energy Partners
  4.00%; 01/15/09                                                                        50,000                     49,730
 Kinder Morgan
  6.65%; 03/01/05                                                                       100,000                    101,303
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                                                        25,000                     26,208
                                                                                                                   291,314
PROPERTY & CASUALTY INSURANCE (0.36%)
 ACE
  6.00%; 04/01/07                                                                        50,000                     52,485
 St. Paul
  6.74%; 07/18/05                                                                        25,000                     25,608
  7.88%; 04/15/05                                                                       105,000                    107,422
                                                                                                                   185,515
PUBLISHING-BOOKS (0.20%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                                        50,000                     52,543
  7.00%; 05/15/05                                                                        50,000                     51,193
                                                                                                                   103,736
REAL ESTATE OPERATOR & DEVELOPER (0.17%)
 EOP Operating
  7.75%; 11/15/07                                                                        65,000                     72,675
 ERP Operating
  4.75%; 06/15/09                                                                        15,000                     15,452
                                                                                                                    88,127
REGIONAL AUTHORITY (0.79%)
 New Brunswick
  3.50%; 10/23/07                                                                        40,000                     40,461
 Province of Manitoba
  2.75%; 01/17/06                                                                        50,000                     50,228
 Province of Ontario
  3.50%; 09/17/07                                                                       225,000                    226,894
 Province of Quebec
  5.50%; 04/11/06                                                                        90,000                     93,595
                                                                                                                   411,178
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (2.73%)
 Bank One
  7.63%; 08/01/05                                                                    $  310,000                $   321,926
 Fifth Third Bancorp
  3.38%; 08/15/08                                                                        15,000                     14,916
 First Union
  7.55%; 08/18/05                                                                       250,000                    259,899
 FleetBoston Financial
  7.25%; 09/15/05                                                                       155,000                    161,093
 KeyCorp
  4.63%; 05/16/05                                                                        45,000                     45,480
 Korea Development Bank
  3.88%; 03/02/09                                                                        55,000                     55,009
  7.25%; 05/15/06                                                                        40,000                     42,683
 PNC Funding
  5.75%; 08/01/06                                                                       100,000                    104,728
 U.S. Bancorp
  6.75%; 10/15/05                                                                       115,000                    119,192
 Wells Fargo
  5.90%; 05/21/06                                                                       275,000                    288,749
                                                                                                                 1,413,675
REINSURANCE (0.08%)
 Berkshire Hathaway
  3.38%; 10/15/08                                                                        40,000                     39,862
RENTAL-AUTO & EQUIPMENT (0.10%)
 Hertz
  4.70%; 10/02/06                                                                        50,000                     50,820
RETAIL-DISCOUNT (0.45%)
 Costco Wholesale
  5.50%; 03/15/07                                                                        50,000                     52,687
 Target
  5.40%; 10/01/08                                                                        70,000                     74,657
 Wal-Mart Stores
  4.38%; 07/12/07                                                                       100,000                    103,375
                                                                                                                   230,719
RETAIL-DRUG STORE (0.09%)
 CVS
  3.88%; 11/01/07                                                                        45,000                     45,755
RETAIL-MAJOR DEPARTMENT STORE (0.10%)
 May Department Stores /2/
  3.95%; 07/15/07                                                                        50,000                     50,516
RETAIL-RESTAURANTS (0.06%)
 McDonald's
  5.38%; 04/30/07                                                                        30,000                     31,580
SAVINGS & LOANS-THRIFTS (0.33%)
 Golden West Financial
  4.13%; 08/15/07                                                                        50,000                     51,238
 Washington Mutual
  1.97%; 11/03/05 /1/                                                                    60,000                     60,105
  4.00%; 01/15/09                                                                        60,000                     60,328
                                                                                                                   171,671
SOVEREIGN (1.29%)
 Finland Government
  4.75%; 03/06/07                                                                        45,000                     46,882
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 Italy Government
  4.38%; 10/25/06                                                                    $  430,000                $   442,153
 Mexico Government
  8.50%; 02/01/06                                                                       165,000                    176,220
                                                                                                                   665,255
SPECIAL PURPOSE BANKS (0.47%)
 Kreditanstalt fuer Wiederaufbau
  2.38%; 09/25/06                                                                       245,000                    244,505
SPECIAL PURPOSE ENTITY (0.12%)
 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                                                        60,000                     60,176
SUPRANATIONAL BANK (1.50%)
 Asian Development Bank
  2.38%; 03/15/06                                                                       130,000                    129,927
 Corp Andina de Fomento
  6.75%; 03/15/05                                                                       100,000                    101,443
 European Investment Bank
  4.63%; 03/01/07                                                                       525,000                    545,215
                                                                                                                   776,585
TELEPHONE-INTEGRATED (1.55%)
 BellSouth
  5.00%; 10/15/06                                                                       100,000                    103,873
 British Telecommunications /1/
  7.88%; 12/15/05                                                                       145,000                    153,170
 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                                                        95,000                     98,257
 France Telecom /1/
  7.95%; 03/01/06                                                                        50,000                     53,192
 SBC Communications
  5.75%; 05/02/06                                                                       120,000                    125,238
 Sprint Capital
  7.13%; 01/30/06                                                                       200,000                    210,361
 Telecom Italia Capital
  4.00%; 11/15/08                                                                        60,000                     60,399
                                                                                                                   804,490
TEXTILE-HOME FURNISHINGS (0.11%)
 Mohawk Industries
  6.50%; 04/15/07                                                                        55,000                     58,812
TOOLS-HAND HELD (0.05%)
 Stanley Works
  3.50%; 11/01/07                                                                        25,000                     25,175
TRANSPORT-RAIL (0.52%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                                                        80,000                     82,885
 CSX
  6.25%; 10/15/08                                                                        55,000                     59,877
 Norfolk Southern
  8.38%; 05/15/05                                                                        75,000                     77,257
 Union Pacific
  7.60%; 05/01/05                                                                        50,000                     51,215
                                                                                                                   271,234
                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-SERVICES (0.09%)
 FedEx
  1.88%; 04/01/05                                                                    $   45,000                $    45,025
                                                                                    TOTAL BONDS                 46,878,708

                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.04%)
4.50%; 10/01/09                                                                      $  100,051                $   101,535
4.50%; 11/01/09                                                                         234,479                    237,957
4.50%; 12/01/09                                                                         166,299                    168,766
4.50%; 01/01/10                                                                          87,195                     88,508
4.50%; 09/01/10                                                                         224,346                    227,725
4.50%; 10/01/10                                                                         300,008                    304,527
4.50%; 11/01/10                                                                       1,042,087                  1,057,784
4.50%; 10/01/11                                                                         100,000                    101,529
5.50%; 12/01/08                                                                          14,931                     15,356
5.50%; 02/01/09                                                                          31,107                     31,994
5.50%; 03/01/09                                                                          17,664                     18,168
5.50%; 04/01/09                                                                          19,794                     20,358
6.00%; 08/01/06                                                                         139,634                    143,121
6.50%; 12/01/15                                                                          83,265                     88,255
                                                                       TOTAL FHLMC CERTIFICATES                  2,605,583

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (1.63%)
4.00%; 05/01/10                                                                         200,197                    199,937
4.00%; 06/01/10                                                                         109,509                    109,366
4.00%; 07/01/10                                                                         119,878                    119,723
4.00%; 08/01/10                                                                          81,795                     81,689
4.50%; 12/01/09                                                                          51,161                     51,873
4.50%; 05/01/10                                                                         158,115                    160,351
5.50%; 02/01/09                                                                         101,406                    104,160
5.50%; 05/01/09                                                                          16,708                     17,162
                                                                        TOTAL FNMA CERTIFICATES                    844,261







                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY BONDS (1.98%)
 U.S. Treasury Inflation-Indexed Obligations
  3.38%; 01/15/07                                                                    $  478,428                $   512,703
 U.S. Treasury Strip /3/
  0.00%; 08/15/09                                                                       600,000                    512,229
                                                                                                                 1,024,932
                                                                           TOTAL TREASURY BONDS                  1,024,932



                                                                                    Principal
                                                                                      Amount                     Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.89%)
FINANCE-MORTGAGE LOAN/BANKER (0.89%)
 Investment in Joint Trading Account;
                                               Federal Home Loan Bank
  1.69%; 11/01/04                                                                    $  462,056                $   462,056
                                                                         TOTAL COMMERCIAL PAPER                    462,056
                                                                                                               -----------

                                                          TOTAL PORTFOLIO INVESTMENTS (100.13%)                 51,815,540
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.13%)                                                                  (65,183)
                                                                     TOTAL NET ASSETS (100.00%)                $51,750,357
                                                                                                              ----------------

1    Variable rate.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $996,930 or 1.93% of net assets.
3    Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   258,041
Unrealized Depreciation                         (224,030)
                                             ------------
Net Unrealized Appreciation (Depreciation)        34,011
Cost for federal income tax purposes         $51,781,529




                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                               Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Government                           16,942,969                 32.70%
 Financial                             9,482,879                 18.30
 Mortgage Securities                   8,773,836                 16.93
 Asset Backed Securities               8,769,703                 16.93
 Communications                        2,268,280                  4.38
 Consumer, Non-cyclical                1,206,789                  2.33
 Utilities                             1,114,958                  2.15
 Energy                                  870,336                  1.68
 Industrial                              830,771                  1.60
 Consumer, Cyclical                      701,900                  1.35
 Basic Materials                         604,080                  1.17
 Technology                              249,039                  0.48
                    TOTAL           $ 51,815,540                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                      INTERNATIONAL EMERGING MARKETS FUND

                                OCTOBER 31, 2004

                                              Shares

                                              Held                                 Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (90.04%)
AGRICULTURAL OPERATIONS (0.88%)
                                                                                $
 IOI Berhad                                                  126,797                316,993
APPLICATIONS SOFTWARE (0.63%)
 Infosys Technologies                                          5,387                226,381
APPLICATIONS SOFTWAREN (0.27%)
 TATA Consultancy Services /1/                                 3,802                 96,745
AUTO-CARS & LIGHT TRUCKS (0.75%)
 Hyundai Motor                                                 5,540                268,711
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.00%)
 Hyundai Mobis                                                     5                    256
BICYCLE MANUFACTURING (0.05%)
 Giant Manufacturing                                          12,000                 17,458
BREWERY (0.51%)
 Efes Breweries International /1/                              5,000                138,750
 Quilmes Industrial /1/                                        2,838                 46,430
                                                                                    185,180
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.67%)
 Gujarat Ambuja Cements Ltd. /1/                              32,023                241,381
BUILDING-HEAVY CONSTRUCTION (0.47%)
 IJM                                                         136,837                169,246
BUILDING-RESIDENTIAL & COMMERCIAL (1.70%)
 Corporacion GEO /1/                                         153,237                239,168
 Hyundai Development                                          27,867                373,386
                                                                                    612,554
CELLULAR TELECOMMUNICATIONS (5.66%)
 Advanced Info Service Public /2/                             79,016                179,910
 America Telecom /1/                                         277,934                674,787
 Far EasTone Telecommunications                              385,800                412,305
 Maxis Communications                                        164,363                371,980
 Vimpel Communications /1/                                     3,503                399,342
                                                                                  2,038,324
CIRCUIT BOARDS (0.54%)
 Unimicron Technology                                        301,000                194,630
COAL (0.60%)
 Yanzhou Coal Mining                                         164,249                216,300
COMMERCIAL BANKS (13.74%)
 ABSA Group                                                   55,000                598,457
 Banco do Brasil                                              40,000                400,560
 Bank Leumi Le-Israel                                        209,719                437,450
 Bank Rakyat                                               1,901,662                407,499
 BBVA Banco Frances                                           15,393                100,054
 Chinatrust Financial Holding                                248,099                282,969
 CorpBanca /2/ /3/                                             5,807                153,624
 Credicorp                                                    13,332                191,981
 Daegu Bank                                                   59,400                355,498
 E.Sun Financial Holding /1/ /3/                               2,925                 49,910
 E.Sun Financial Holding                                     321,000                219,093
 EON Capital                                                 136,597                215,679
 Hana Bank                                                    12,550                313,330
 Hansabank                                                    19,982                200,803
 OTP Bank                                                      9,778                246,444
                                              Shares

                                              Held                                 Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                $
 Turkiye Garanti Bankasi /1/                             113,474,952                303,216
 Turkiye Is Bankasi                                      114,920,329                475,425
                                                                                  4,951,992
COMPUTERS (0.85%)
 High Tech Computer                                           74,000                307,918
COMPUTERS-PERIPHERAL EQUIPMENT (0.78%)
 Lite-On Technology                                          316,800                282,612
COSMETICS & TOILETRIES (0.21%)
 Pacific                                                         390                 76,293
DIVERSIFIED FINANCIAL SERVICES (1.24%)
 RMB Holdings                                                 98,565                300,937
 Shinhan Financial Group                                       7,377                145,300
                                                                                    446,237
DIVERSIFIED MANUFACTURING OPERATIONS (0.83%)
 Cheil Industries                                             21,250                299,911
DIVERSIFIED MINERALS (3.09%)
 Anglo American                                               36,600                795,898
 Antofagasta                                                  17,480                319,645
                                                                                  1,115,543
DIVERSIFIED OPERATIONS (3.72%)
 Alfa                                                         92,134                358,302
 Barloworld                                                   22,885                317,956
 China Merchants Holdings International                      143,851                212,541
 Citic Pacific                                                57,986                148,254
 Imperial Holdings /1/                                        20,354                302,624
                                                                                  1,339,677
ELECTRIC PRODUCTS-MISCELLANEOUS (0.32%)
 LG Electronics                                                2,039                115,109
ELECTRIC-GENERATION (0.41%)
 Electricity Generating                                       91,000                146,256
ELECTRONIC COMPONENTS-MISCELLANEOUS (5.08%)
 Samsung Electronics                                           4,253              1,669,668
 Samsung SDI                                                   1,800                162,394
                                                                                  1,832,062
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.16%)
 Hynix Semiconductor /1/                                      36,730                416,678
FINANCE-OTHER SERVICES (0.91%)
 Fubon Financial Holding                                     348,000                328,154
FOOD-MISCELLANEOUS/DIVERSIFIED (0.49%)
 Global Bio-Chem Technology
  Group - warrants /1/                                        28,797                  1,998
 Tiger Brands                                                 12,288                173,020
                                                                                    175,018
FOOD-RETAIL (0.57%)
 Cencosud /1/ /3/                                              7,380                164,000
 SPAR Group /1/                                               12,288                 41,309
                                                                                    205,309
FOOTWEAR & RELATED APPAREL (0.56%)
 Grendene /1/                                                 16,764                203,152
                                              Shares

                                              Held                                 Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (1.72%)
                                                                                $
 Korea Gas                                                     5,950                181,237
 OAO Gazprom /2/                                              11,789                440,084
                                                                                    621,321
HOME FURNISHINGS (0.87%)
 Lewis Group /1/                                              60,500                313,922
HOUSEWARES (0.77%)
 Turk Sise ve Cam Fabrikalari                            113,756,000                277,736
IMPORT & EXPORT (0.66%)
 Testrite International                                      424,612                236,425
INTERNET SECURITY (1.04%)
 Check Point Software Technologies /1/                        16,572                374,875
LIFE & HEALTH INSURANCE (0.64%)
 New Africa Capital                                          159,840                229,734
NON-FERROUS METALS (1.14%)
 Grupo Mexico /1/                                             99,912                411,508
OIL COMPANY-EXPLORATION & PRODUCTION (1.60%)
 Oil & Natural Gas                                            13,133                228,167
 PTT Public /2/                                               84,536                349,960
                                                                                    578,127
OIL COMPANY-INTEGRATED (9.47%)
 China Petroleum & Chemical                                1,359,917                515,425
 LUKOIL                                                        5,893                736,625
 MOL Magyar Olaj-es Gazipari                                   5,316                296,581
 PetroChina                                                  780,659                408,714
 Petroleo Brasileiro                                          24,787                880,186
 Sasol                                                        17,785                350,934
 Surgutneftegaz                                                5,700                225,150
                                                                                  3,413,615
OIL REFINING & MARKETING (1.51%)
 Polski Koncern Naftowy Orlen                                 40,037                431,145
 Thai Oil Public /1/ /2/                                     113,300                111,741
                                                                                    542,886
OIL-FIELD SERVICES (0.85%)
 Tenaris                                                       6,877                307,883
PAPER & RELATED PRODUCTS (0.50%)
 Kimberly-Clark de Mexico                                     60,818                181,989
PETROCHEMICALS (2.04%)
 Honam Petrochemical                                          12,060                471,843
 SINOPEC Shanghai Petrochemical                              753,543                263,818
                                                                                    735,661
REAL ESTATE OPERATOR & DEVELOPER (1.01%)
 IRSA Inversiones y Representaciones /1/                       8,115                 77,174
 Kerry Properties                                            148,788                286,741
                                                                                    363,915
RETAIL-APPAREL & SHOE (1.72%)
 Edgars Consolidated Stores                                   17,851                620,400
RETAIL-AUTOMOBILE (0.65%)
 Astra International                                         273,025                235,522
                                              Shares

                                              Held                                 Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (0.56%)
                                                                                $
 Siam Makro /2/                                              184,770                200,226
RETAIL-HYPERMARKETS (0.71%)
 Organizacion Soriana                                         80,064                256,935
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.56%)
 Massmart Holdings                                            28,796                200,157
RUBBER & PLASTIC PRODUCTS (0.21%)
 Taiwan Green Point Enterprises                               28,000                 77,114
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.31%)
 Realtek Semiconductor                                       117,000                116,632
 Taiwan Semiconductor Manufacturing                          271,397                355,851
                                                                                    472,483
SHIP BUILDING (0.81%)
 Samsung Heavy Industries                                     53,880                291,659
STEEL PRODUCERS (3.55%)
 Cherepovets MK Severstal /1/ /2/                              4,286                171,738
 China Steel                                                 164,000                164,957
 Iscor                                                        44,768                392,606
 POSCO                                                        10,287                384,631
 Tata Iron & Steel                                            26,058                165,229
                                                                                  1,279,161
TELECOMMUNICATION SERVICES (3.78%)
 China Telecom                                               598,122                192,114
 Mahanagar Telephone Nigam                                    69,862                212,366
 SK Telecom                                                   24,838                490,054
 Telekom Malaysia                                             63,100                190,960
 Telekomunikasi Indonesia                                    576,000                275,341
                                                                                  1,360,835
TELEPHONE-INTEGRATED (2.20%)
 Carso Global Telecom /1/                                    148,693                228,853
 Philippine Long Distance Telephone /1/                       22,608                563,895
                                                                                    792,748
TOBACCO (0.21%)
 Korea Tobacco & Ginseng                                       2,760                 76,427
TRANSPORT-MARINE (2.07%)
 China Shipping Development                                  272,666                227,706
 Evergreen Marine                                                508                    438
 Malaysia International Shipping                              49,158                172,053
 Wan Hai Lines                                               358,900                344,879
                                                                                    745,076
WIRELESS EQUIPMENT (1.19%)
 Gemtek Technology                                           182,250                428,278
                                                TOTAL COMMON STOCKS              32,452,698

                                              Shares

                                              Held                                 Value

--------------------------------------------------------------------------------------------------
PREFERRED STOCKS (6.63%)
AIRLINES (0.80%)
                                                                                $
 Gol Linhas Aereas Inteligentes /1/                           27,901                288,193
COMMERCIAL BANKS (1.01%)
 Banco Bradesco                                                6,041                365,295
DIVERSIFIED MINERALS (1.86%)
 Caemi Mineracao e Metalurgica /1/                         1,117,583                669,141
FOOD-MEAT PRODUCTS (0.91%)
 Sadia                                                       180,810                327,307
MACHINERY-GENERAL INDUSTRY (0.68%)
 WEG                                                          94,731                246,115
PETROCHEMICALS (0.43%)
 Braskem /1/                                               4,188,421                153,986
STEEL PRODUCERS (0.94%)
 Cia Siderurgica de Tubarao                                4,290,178                173,199
 Usinas Siderurgicas de Minas Gerais                          10,949                165,807
                                                                                    339,006
                                             TOTAL PREFERRED STOCKS               2,389,043

                                              Principal

                                              Amount                               Value

--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.46%)
FINANCE-MORTGAGE LOAN/BANKER (2.46%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                         $                      $
  1.69%; 11/01/04                                            888,937                888,937
                                             TOTAL COMMERCIAL PAPER                 888,937
                                                                                -----------

                               TOTAL PORTFOLIO INVESTMENTS (99.13%)              35,730,678
CASH AND RECEIVABLES, NET OF LIABILITIES (0.87%)                                    312,310
                                         TOTAL NET ASSETS (100.00%)             $36,042,988
                                                                                -------------

1    Non-income producing security.
2 Market value is determined in accordance with procedures established in good faith by the Board of Directors.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $367,534 or 1.02% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:



Unrealized Appreciation                      $ 4,430,475
Unrealized Depreciation                         (397,001)
                                             -----------
Net Unrealized Appreciation (Depreciation)     4,033,474
Cost for federal income tax purposes         $31,697,204

           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                    454,367              1.27%
 Brazil                     3,872,941             10.84
 Chile                        317,624              0.89
 China                      1,415,664              3.96
 Hong Kong                  1,057,948              2.96
 Hungary                      543,026              1.52
 India                      1,170,268              3.27
 Indonesia                    918,361              2.57
 Israel                       812,325              2.27
 Korea                      6,092,384             17.05
 Malaysia                   1,436,911              4.02
 Mexico                     2,351,542              6.58
 Netherlands                  138,750              0.39
 Peru                         191,981              0.54
 Philippines                  563,896              1.58
 Poland                       431,145              1.21
 Russia                     1,236,313              3.46
 South Africa               3,842,057             10.75
 Spain                        200,803              0.56
 Taiwan                     3,819,624             10.69
 Thailand                     988,093              2.77
 Turkey                     1,056,376              2.96
 United Kingdom             1,115,543              3.12
 United States              1,702,736              4.77
             TOTAL        $35,730,678            100.00%
                          -------------          ---------

See accompanying notes.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              INTERNATIONAL FUND I

                                OCTOBER 31, 2004

                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.27%)
ADVERTISING AGENCIES (0.04%)
                                                                                   $
 Asatsu-DK                                                        1,528                  43,312
ADVERTISING SALES (0.07%)
 Telefonica Publicidad e Informacion                             10,364                  76,069
AEROSPACE & DEFENSE-EQUIPMENT (0.51%)
 European Aeronautic Defense & Space                             18,828                 535,286
AGRICULTURAL OPERATIONS (0.12%)
 Chaoda Modern Agriculture                                      114,847                  39,102
 IOI Berhad                                                      32,846                  82,115
                                                                                        121,217
AIRLINES (0.03%)
 Austrian Airlines /1/                                            2,277                  30,876
AIRPORT DEVELOPMENT & MAINTENANCE (0.05%)
 Kobenhavns Lufthavne                                               333                  55,697
APPLICATIONS SOFTWARE (0.07%)
 Infosys Technologies                                             1,067                  70,955
ATHLETIC FOOTWEAR (0.10%)
 Puma                                                               436                 108,848
AUDIO & VIDEO PRODUCTS (0.06%)
 Bang & Olufsen                                                     487                  28,847
 Sansui Electric /1/                                              9,293                   2,800
 Skyworth Digital Holdings                                       93,359                  32,086
                                                                                         63,733
AUTO-CARS & LIGHT TRUCKS (2.43%)
 Hyundai Motor                                                    1,454                  70,525
 Renault                                                          8,897                 742,423
 Tata Motors /1/                                                  9,768                  90,354
 Toyota Motor                                                    42,101               1,637,415
                                                                                      2,540,717
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.51%)
 Volvo                                                           14,225                 536,951
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.08%)
 Exedy                                                            2,014                  33,930
 Keihin                                                           2,975                  49,112
                                                                                         83,042
BEVERAGES-NON-ALCOHOLIC (0.39%)
 Asahi Soft Drinks                                                1,320                  11,237
 Calpis                                                           2,234                  13,780
 Coca-Cola Hellenic Bottling                                     17,069                 378,668
                                                                                        403,685
BICYCLE MANUFACTURING (0.01%)
 Giant Manufacturing                                              7,000                  10,184
BREWERY (0.57%)
 Efes Breweries International /1/                                 1,263                  35,048
 SABMiller                                                       36,292                 522,673
 Wolverhampton & Dudley Breweries                                 2,492                  41,689
                                                                                        599,410
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.30%)
 Geberit                                                            259                 168,147
 Kingspan Group                                                  10,873                  85,061
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (CONTINUED)
                                                                                   $
 Sika                                                                97                  59,502
                                                                                        312,710
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.05%)
 Abengoa                                                          2,054                  19,021
 Carillion                                                        9,027                  35,768
                                                                                         54,789
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.82%)
 Adelaide Brighton                                               70,417                  86,787
 BPB                                                             48,785                 375,209
 Cementir                                                         7,106                  31,547
 Italcementi                                                     15,168                 232,305
 Italcementi                                                     12,552                 129,650
                                                                                        855,498
BUILDING PRODUCTS-DOORS & WINDOWS (0.27%)
 Asahi Glass                                                     30,714                 281,716
BUILDING-HEAVY CONSTRUCTION (1.44%)
 Actividades de Construccion y Servicios                         27,465                 530,691
 Daelim Industrial                                                1,730                  74,176
 IJM                                                             31,698                  39,205
 Vinci                                                            7,281                 864,588
                                                                                      1,508,660
BUILDING-RESIDENTIAL & COMMERCIAL (1.36%)
 Corporacion GEO /1/                                             39,177                  61,147
 Daiwa House Industry                                            33,691                 343,922
 Hyundai Development                                              6,810                  91,246
 McCarthy & Stone                                                 7,218                  76,774
 Persimmon                                                       70,379                 795,655
 Token /1/                                                        1,098                  49,011
                                                                                      1,417,755
CASINO SERVICES (0.08%)
 Aristocrat Leisure                                              12,363                  79,325
CELLULAR TELECOMMUNICATIONS (2.53%)
 Advanced Info Service Public /2/                                17,898                  40,751
 America Telecom /1/                                             70,675                 171,590
 Far EasTone Telecommunications                                  92,300                  98,641
 Maxis Communications                                            44,398                 100,480
 mm02 /1/                                                       459,666                 886,464
 Mobistar /1/                                                     1,014                  75,844
 Vimpel Communications /1/                                          840                  95,760
 Vodafone Group                                                 459,666               1,177,039
                                                                                      2,646,569
CHEMICALS-DIVERSIFIED (2.04%)
 BASF                                                            10,702                 667,741
 Mitsubishi Gas Chemical                                        148,037                 632,911
 NOF                                                              7,740                  26,677
 Sumitomo Chemical                                               93,632                 453,214
 Tosoh                                                           83,344                 352,401
                                                                                      2,132,944
CHEMICALS-SPECIALTY (0.91%)
 Clariant                                                        32,411                 437,020
 Methanex                                                        32,914                 516,748
                                                                                        953,768
                                                  Shares

                                                  Held                                 Value

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COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.05%)
                                                                                   $
 Unimicron Technology                                            76,000                  49,142
COAL (0.05%)
 Yanzhou Coal Mining                                             37,913                  49,928
COATINGS & PAINT (0.08%)
 Kansai Paint                                                    14,912                  85,520
COMMERCIAL BANKS (7.61%)
 ABSA Group                                                      13,862                 150,833
 Amagerbanken                                                       212                  26,167
 Anglo Irish Bank                                                51,161                 969,682
 Banca Popolare di Lodi                                          33,011                 355,669
 Banco do Brasil                                                 10,581                 105,958
 Bank Austria Creditanstalt                                       7,009                 517,205
 Bank Leumi Le-Israel                                            52,458                 109,421
 Bank of Kyoto                                                   12,753                  93,675
 Bank of Piraeus                                                  3,417                  44,161
 Bank Rakyat                                                    442,000                  94,714
 BBVA Banco Frances                                               3,862                  25,103
 Chiba Bank                                                      54,000                 346,304
 Chinatrust Financial Holding                                    58,788                  67,051
 CorpBanca /2/ /3/                                                1,944                  51,429
 Credicorp                                                        3,373                  48,571
 Daegu Bank                                                      14,850                  88,875
 Dah Sing Financial                                               5,899                  42,442
 DnB Holding                                                     96,016                 811,168
 E.Sun Financial Holding /1/ /3/                                    773                  13,190
 E.Sun Financial Holding                                         85,000                  58,015
 EON Capital                                                     36,200                  57,158
 Hana Bank                                                        3,170                  79,144
 Hansabank                                                        5,844                  58,727
 IntesaBci                                                      168,400                 687,624
 Jyske Bank /1/                                                   6,877                 221,334
 Natexis Banques Populaires                                         219                  26,145
 National Bank of Greece                                         20,768                 578,030
 Nordea                                                          95,707                 824,115
 OTP Bank                                                         2,566                  64,673
 Sapporo Hokuyo Holdings                                              5                  32,677
 Shinsei Bank                                                    55,207                 358,723
 Shizuoka Bank                                                   41,412                 344,743
 Toronto-Dominion Bank                                            8,787                 352,849
 Turkiye Garanti Bankasi /1/                                 28,332,532                  75,707
 Turkiye Is Bankasi                                          28,272,120                 116,962
 Wing Hang Bank                                                   7,133                  48,800
                                                                                      7,947,044
COMMUNICATIONS SOFTWARE (0.03%)
 Telelogic /1/                                                   15,933                  33,823
COMPUTER SERVICES (0.03%)
 ALTEN /1/                                                          877                  18,965
 EDB Business Partner /1/                                         2,042                  13,609
                                                                                         32,574
COMPUTERS (0.07%)
 High Tech Computer                                              18,000                  74,899
COMPUTERS-INTEGRATED SYSTEMS (0.47%)
 Itochu Techno-Science                                            9,803                 395,111
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                                   $
 NIWS                                                                39                  98,795
                                                                                        493,906
COMPUTERS-PERIPHERAL EQUIPMENT (0.61%)
 Lite-On Technology                                              81,100                  72,348
 Logitech International /1/                                      10,243                 529,862
 Roland                                                             698                  34,509
                                                                                        636,719
CONSULTING SERVICES (0.13%)
 Savills                                                          3,473                  26,138
 WS Atkins                                                        8,645                 104,625
                                                                                        130,763
CONTAINERS-METAL & GLASS (0.32%)
 Rexam                                                           42,396                 335,005
COSMETICS & TOILETRIES (0.38%)
 Body Shop International                                          9,937                  30,361
 Pacific                                                            100                  19,563
 Uni-Charm                                                        6,973                 351,966
                                                                                        401,890
CRUISE LINES (0.68%)
 Carnival                                                        13,382                 706,907
DISTRIBUTION-WHOLESALE (0.69%)
 Doshisha                                                         1,171                  38,817
 Inchcape                                                         1,743                  47,203
 Wolseley                                                        36,563                 631,757
                                                                                        717,777
DIVERSIFIED FINANCIAL SERVICES (0.57%)
 RMB Holdings                                                    25,551                  78,012
 Sampo Ojy                                                       40,761                 484,279
 Shinhan Financial Group                                          1,860                  36,635
                                                                                        598,926
DIVERSIFIED MANUFACTURING OPERATIONS (0.13%)
 Charter /1/                                                      9,365                  33,718
 Cheil Industries                                                 5,370                  75,789
 NKT Holding                                                      1,311                  30,748
                                                                                        140,255
DIVERSIFIED MINERALS (1.79%)
 Anglo American                                                   8,567                 186,297
 Antofagasta                                                      4,552                  83,240
 BHP Billiton                                                    82,110                 832,742
 Inmet Mining /1/                                                 4,651                  71,876
 Teck Cominco                                                    14,925                 356,560
 Xstrata                                                         21,945                 338,768
                                                                                      1,869,483
DIVERSIFIED OPERATIONS (1.44%)
 Alfa                                                            23,738                  92,315
 Barloworld                                                       5,618                  78,054
 Brascan                                                         21,945                 780,467
 China Merchants Holdings International                          35,941                  53,103
 Citic Pacific                                                   12,000                  30,681
 Imperial Holdings /1/                                            8,029                 119,375
 Ordina                                                           1,607                  18,766
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (CONTINUED)
                                                                                   $
 Wharf Holdings                                                 101,000                 332,194
                                                                                      1,504,955
ELECTRIC PRODUCTS-MISCELLANEOUS (1.24%)
 Casio Computer                                                  39,865                 472,643
 Hitachi                                                        124,735                 783,485
 LG Electronics                                                     650                  36,695
                                                                                      1,292,823
ELECTRIC-GENERATION (0.45%)
 China Power International Holding /1/                           42,000                  16,458
 Electric Power Development /1/                                  15,730                 410,322
 Electricity Generating Public /2/                               25,340                  40,727
                                                                                        467,507
ELECTRIC-INTEGRATED (4.20%)
 ASM Brescia                                                     13,516                  41,091
 E.ON                                                            12,997               1,058,101
 Enel                                                            59,033                 532,409
 Fortum                                                          51,493                 786,020
 International Power /1/                                         29,529                  87,381
 RWE                                                             20,295               1,071,374
 Scottish Power                                                 100,246                 807,277
                                                                                      4,383,653
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.56%)
 Funkwerk                                                           434                  18,660
 LG Micron                                                          908                  41,689
 Nihon Dempa Kogyo                                                1,651                  34,904
 Samsung Electronics                                              1,090                 427,919
 Samsung SDI                                                        440                  39,696
 Star Micronics                                                   2,974                  24,338
                                                                                        587,206
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.12%)
 Hynix Semiconductor /1/                                          9,020                 102,326
 Kontron /1/                                                      2,206                  20,120
                                                                                        122,446
ELECTRONIC MEASUREMENT INSTRUMENTS (0.04%)
 Techem /1/                                                       1,358                  43,013
ENERGY-ALTERNATE SOURCES (0.02%)
 SolarWorld                                                         316                  19,294
ENTERPRISE SOFTWARE & SERVICE (0.01%)
 Unit 4 Agresso /1/                                                 986                  14,424
EXTENDED SERVICE CONTRACTS (0.04%)
 Accord Customer Care Solutions /1/                              83,794                  38,746
FINANCE-CONSUMER LOANS (0.92%)
 Aiful                                                            6,067                 604,472
 Lopro                                                            5,851                  37,798
 Sanyo Shinpan Finance                                            5,611                 313,865
                                                                                        956,135
FINANCE-CREDIT CARD (0.28%)
 Credit Saison                                                    9,226                 294,530
FINANCE-INVESTMENT BANKER & BROKER (0.87%)
 Daiwa Securities Group                                          86,223                 527,780
 Ichiyoshi Securities                                             5,470                  41,003
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                   $
 Mediobanca                                                      24,240                 334,862
                                                                                        903,645
FINANCE-LEASING COMPANY (0.10%)
 Ricoh Leasing                                                    1,589                  38,906
 Sumisho Lease                                                    1,680                  64,865
                                                                                        103,771
FINANCE-OTHER SERVICES (0.19%)
 Aktiv Kapital                                                    3,163                  52,949
 Fubon Financial Holding                                         92,000                  86,754
 SFE                                                              8,976                  55,514
                                                                                        195,217
FINANCIAL GUARANTEE INSURANCE (0.07%)
 Euler Hermes /1/                                                 1,115                  68,520
FOOD-CONFECTIONERY (0.02%)
 Lindt & Spruengli                                                    2                  25,802
FOOD-DAIRY PRODUCTS (0.03%)
 Morinaga Milk Industry                                           6,929                  27,601
FOOD-FLOUR & GRAIN (0.36%)
 Nisshin Seifun Group                                            38,038                 379,341
FOOD-MISCELLANEOUS/DIVERSIFIED (1.20%)
 Global Bio-Chem Technology Group - warrants /1/                 30,865                   2,141
 IAWS Group                                                       2,668                  35,330
 J-Oil Mills                                                      7,084                  26,618
 Kikkoman                                                        26,276                 230,617
 Orkla                                                           14,968                 425,024
 Royal Numico /1/                                                14,761                 496,081
 Tiger Brands                                                     2,814                  39,622
                                                                                      1,255,433
FOOD-RETAIL (1.05%)
 Cencosud /1/ /3/                                                 2,100                  46,667
 Colruyt                                                            870                 125,719
 Groupe Bourbon                                                     409                  20,030
 SPAR Group /1/                                                   2,814                   9,460
 Tesco                                                          170,779                 898,858
                                                                                      1,100,734
FOOTWEAR & RELATED APPAREL (0.05%)
 Grendene /1/                                                     4,147                  50,255
FORESTRY (0.07%)
 Great Southern Plantations                                      13,706                  34,603
 West Fraser Timber                                               1,076                  42,343
                                                                                         76,946
GAS-DISTRIBUTION (0.15%)
 Korea Gas                                                        1,490                  45,385
 OAO Gazprom                                                      2,968                 110,796
                                                                                        156,181
HOME FURNISHINGS (0.08%)
 Lewis Group /1/                                                 15,500                  80,426
HOTELS & MOTELS (0.71%)
 InterContinental Hotels Group                                   60,869                 743,907
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOUSEWARES (0.07%)
                                                                                   $
 Turk Sise ve Cam Fabrikalari                                28,542,000                  69,685
HUMAN RESOURCES (0.21%)
 Capita Group                                                    15,624                 100,770
 Michael Page International                                      16,035                  50,609
 Ranstad Holding                                                  1,997                  67,089
                                                                                        218,468
IMPORT & EXPORT (0.55%)
 Mitsubishi                                                      46,606                 513,943
 Testrite International                                         101,282                  56,394
                                                                                        570,337
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 CKD                                                              9,780                  56,549
INSTRUMENTS-SCIENTIFIC (0.01%)
 As One                                                             515                  14,889
INTERNET SECURITY (0.09%)
 Check Point Software Technologies /1/                            3,988                  90,213
INVESTMENT COMPANIES (0.05%)
 Macquarie Airports                                              24,382                  51,540
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.06%)
 Muenchmeyer Petersen Capital                                       891                  62,110
LEISURE & RECREATION PRODUCTS (0.05%)
 Mars Engineering                                                 1,333                  49,961
LIFE & HEALTH INSURANCE (0.06%)
 New Africa Capital                                              40,535                  58,260
MACHINERY-ELECTRICAL (0.61%)
 Nidec                                                            2,400                 259,460
 Schneider Electric                                               5,739                 378,885
                                                                                        638,345
MACHINERY-FARM (0.51%)
 Kubota                                                         117,023                 532,273
MACHINERY-GENERAL INDUSTRY (0.75%)
 Harmonic Drive Systems                                               2                  13,184
 MAN                                                             19,846                 687,171
 Okuma /1/                                                       13,821                  52,322
 Saurer /1/                                                         592                  31,289
                                                                                        783,966
MEDICAL INSTRUMENTS (0.08%)
 Sysmex                                                           1,377                  53,685
 Topcon /1/                                                       2,115                  26,629
                                                                                         80,314
MEDICAL PRODUCTS (1.07%)
 Phonak Holding                                                  14,078                 439,407
 Straumann Holding                                                2,002                 413,247
 Terumo                                                          10,577                 262,956
                                                                                      1,115,610
MEDICAL-BIOMEDICAL/GENE (0.08%)
 Crucell /1/                                                      2,777                  27,306
 Genmab /1/                                                       1,517                  21,425
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                                   $
 GPC Biotech /1/                                                  2,380                  29,821
                                                                                         78,552
MEDICAL-DRUGS (4.37%)
 AstraZeneca                                                      8,458                 345,751
 Axcan Pharmaceuticals                                            2,054                  30,900
 Eisai                                                            8,848                 254,133
 Fujirebio                                                        1,693                  21,396
 GlaxoSmithKline                                                 11,332                 238,366
 Merck                                                            8,556                 475,616
 Novartis                                                        13,550                 643,976
 Ono Pharmaceutical                                               7,956                 372,364
 Orion OYJ                                                        5,304                  75,701
 Roche Holding                                                    9,601                 978,120
 Sankyo                                                          13,300                 275,544
 Sanofi-Synthelabo                                               11,699                 852,722
                                                                                      4,564,589
MEDICAL-NURSING HOMES (0.04%)
 Extendicare /1/                                                  3,170                  43,557
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.42%)
 Alliance Unichem                                                35,867                 437,361
METAL PROCESSORS & FABRICATION (0.08%)
 KITZ                                                            14,974                  85,876
METAL-ALUMINUM (0.05%)
 Hindalco Industries                                              2,160                  55,728
METAL-IRON (0.04%)
 Portman                                                         20,572                  37,340
MISCELLANEOUS MANUFACTURERS (0.03%)
 Balda                                                            1,698                  17,453
 IDT International                                               67,551                  15,882
                                                                                         33,335
MONEY CENTER BANKS (7.69%)
 Banco Bilbao Vizcaya Argentaria                                 79,237               1,239,759
 Barclays                                                        63,923                 624,868
 BNP Paribas                                                     23,496               1,594,529
 DBS Group Holdings                                              58,302                 546,171
 HSBC Holdings                                                   52,839                 851,505
 KBC Bancassurance Holding                                        7,309                 534,136
 Mitsubishi Tokyo Financial Group                                   112                 949,242
 Standard Chartered                                              35,578                 635,924
 UBS                                                             14,704               1,056,186
                                                                                      8,032,320
MORTGAGE BANKS (1.04%)
 Home Capital Group /1/                                           2,191                  48,050
 Hypo Real Estate Holding /1/                                    25,905                 967,154
 Northern Rock                                                    5,484                  74,509
                                                                                      1,089,713
MULTI-LINE INSURANCE (1.96%)
 AXA                                                             18,707                 401,442
 Fondiaria-SAI                                                   13,667                 313,453
 ING Groep                                                       20,042                 529,009
 Storebrand                                                      64,311                 487,978
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                   $
 Topdanmark /1/                                                   4,427                 311,110
                                                                                      2,042,992
MULTIMEDIA (1.43%)
 NRJ Group                                                        1,061                  21,918
 Publishing & Broadcasting                                       76,358                 834,431
 Vivendi Universal /1/                                           23,543                 641,184
                                                                                      1,497,533
NON-FERROUS METALS (0.10%)
 Grupo Mexico /1/                                                24,582                 101,246
NON-HOTEL GAMBLING (0.48%)
 Greek Organisation of Football Prognostics                      16,202                 329,344
 Paddy Power                                                      4,597                  60,756
 William Hill                                                    13,004                 116,396
                                                                                        506,496
OFFICE AUTOMATION & EQUIPMENT (1.19%)
 Canon                                                           24,242               1,193,951
 Neopost                                                            744                  51,484
                                                                                      1,245,435
OIL COMPANY-EXPLORATION & PRODUCTION (2.12%)
 Acclaim Energy Trust /1/                                           809                   9,451
 Canadian Natural Resources                                      25,056               1,053,389
 Paladin Resources                                               28,094                  84,679
 Petrokazakhstan                                                 12,206                 450,314
 PTT Public /2/                                                  23,699                  98,109
 TAP OIL /1/                                                     20,628                  26,040
 Tullow Oil                                                     190,804                 492,076
                                                                                      2,214,058
OIL COMPANY-INTEGRATED (6.62%)
 BP Amoco                                                       132,661               1,282,220
 China Petroleum & Chemical                                     353,971                 134,159
 ENI                                                             46,003               1,041,622
 LUKOIL                                                           1,506                 188,250
 MOL Magyar Olaj-es Gazipari                                      1,214                  67,729
 Petro-Canada                                                     8,028                 437,550
 PetroChina                                                     205,991                 107,847
 Petroleo Brasileiro                                              6,288                 223,287
 Repsol YPF                                                      39,421                 851,971
 Sasol                                                            4,696                  92,662
 Shell Transport & Trading                                       55,073                 432,905
 Surgutneftegaz                                                   1,631                  64,424
 TotalFinaElf                                                     9,618               1,994,235
                                                                                      6,918,861
OIL REFINING & MARKETING (0.94%)
 Polski Koncern Naftowy Orlen                                    10,502                 113,093
 Statoil                                                         60,178                 868,515
                                                                                        981,608
OIL-FIELD SERVICES (0.15%)
 Stolt Offshore /1/                                              15,922                  78,715
 Tenaris                                                          1,792                  80,228
                                                                                        158,943
OPTICAL SUPPLIES (0.51%)
 HOYA                                                             5,200                 532,781
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (0.04%)
                                                                                   $
 Kimberly-Clark de Mexico                                        15,231                  45,576
PETROCHEMICALS (0.19%)
 Honam Petrochemical                                              3,120                 122,069
 SINOPEC Shanghai Petrochemical                                 205,328                  71,886
                                                                                        193,955
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.03%)
 Tamron                                                             854                  29,917
PROPERTY & CASUALTY INSURANCE (0.99%)
 Admiral Group /1/                                                3,120                  16,764
 Amlin                                                           19,613                  52,558
 Dongbu Insurance                                                 3,630                  20,752
 Northbridge Financial                                              737                  14,743
 Promina Group                                                   19,332                  65,558
 QBE Insurance Group                                             57,052                 585,104
 Sompo Japan Insurance                                           32,198                 280,167
                                                                                      1,035,646
PROPERTY TRUST (0.08%)
 Commonwealth Property Office Fund                               85,844                  83,357
PUBLIC THOROUGHFARES (0.07%)
 Autostrada Torino                                                3,155                  72,039
PUBLISHING-BOOKS (0.02%)
 Bloomsbury Publishing                                            4,196                  19,759
PUBLISHING-NEWSPAPERS (0.11%)
 Gruppo Editoriale L'Espresso                                     9,470                  50,595
 Spir Communication                                                  97                  17,311
 Trinity Mirror                                                   4,146                  48,923
                                                                                        116,829
PUBLISHING-PERIODICALS (0.78%)
 United Business Media                                           93,286                 815,754
QUARRYING (0.05%)
 Eramet                                                             671                  51,639
REAL ESTATE MANAGEMENT & SERVICES (0.28%)
 Corio                                                            2,832                 141,107
 Goldcrest                                                          790                  49,175
 Iida Home Max                                                    1,080                  26,240
 Midland Realty Holdings                                        173,231                  76,785
                                                                                        293,307
REAL ESTATE OPERATOR & DEVELOPER (2.32%)
 Inmobiliaria Colonial                                           10,173                 351,854
 Inmobiliaria Urbis                                               4,553                  53,804
 IRSA Inversiones y Representaciones /1/                            592                   5,630
 Kerry Properties                                                63,872                 123,093
 Land Securities Group                                           24,653                 538,899
 Liberty International                                           20,797                 327,905
 Mitsui Fudosan                                                  49,704                 526,575
 NHP                                                             14,445                  63,853
 Sino Land                                                      506,777                 432,981
                                                                                      2,424,594
REINSURANCE (0.41%)
 Swiss Reinsurance                                                7,047                 431,108
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (0.04%)
                                                                                   $
 Northgate                                                        2,989                  40,747
RETAIL-APPAREL & SHOE (1.28%)
 Aoki International                                               1,636                  18,333
 Edgars Consolidated Stores                                       4,606                 160,079
 Next                                                            37,198               1,138,237
 Right On                                                           803                  24,115
                                                                                      1,340,764
RETAIL-AUTOMOBILE (0.05%)
 Astra International                                             62,482                  53,899
RETAIL-BUILDING PRODUCTS (0.09%)
 Grafton Group /1/                                               10,184                  92,301
RETAIL-CONSUMER ELECTRONICS (0.13%)
 Carphone Warehouse                                              36,850                 112,759
 JB Hi-Fi                                                         9,455                  25,283
                                                                                        138,042
RETAIL-DISCOUNT (0.04%)
 Siam Makro /2/                                                  38,900                  42,154
RETAIL-DRUG STORE (0.02%)
 Tsuruha                                                            802                  19,788
RETAIL-HYPERMARKETS (0.06%)
 Organizacion Soriana                                            20,579                  66,041
RETAIL-MAJOR DEPARTMENT STORE (0.43%)
 Metro                                                            9,449                 448,932
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.57%)
 Coles Myer                                                      47,999                 342,036
 Massmart Holdings                                                7,469                  51,916
 Ryohin Keikaku                                                   4,604                 205,509
                                                                                        599,461
RETAIL-MUSIC STORE (0.33%)
 HMV Group                                                       77,935                 343,078
RETAIL-PUBS (0.50%)
 Punch Taverns                                                   51,054                 517,545
RETAIL-SPORTING GOODS (0.01%)
 Blacks Leisure Group                                             1,205                   9,715
RUBBER & PLASTIC PRODUCTS (0.02%)
 Taiwan Green Point Enterprises                                   7,000                  19,279
RUBBER-TIRES (1.09%)
 Continental                                                     19,585               1,066,280
 Sumitomo Rubber Industries                                       8,420                  71,601
                                                                                      1,137,881
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.12%)
 Realtek Semiconductor                                           31,000                  30,903
 Taiwan Semiconductor Manufacturing                              73,000                  95,716
                                                                                        126,619
SHIP BUILDING (0.07%)
 Samsung Heavy Industries                                        13,180                  71,345
SOAP & CLEANING PRODUCTS (0.40%)
 McBride                                                         26,837                  75,481
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOAP & CLEANING PRODUCTS (CONTINUED)
                                                                                   $
 Reckitt Benckiser                                               12,676                 346,768
                                                                                        422,249
STEEL PRODUCERS (1.65%)
 Arcelor                                                         29,359                 546,747
 Cherepovets MK Severstal /1/ /2/                                 1,079                  43,235
 China Steel                                                     44,280                  44,538
 Dongkuk Steel Mill                                               3,480                  41,810
 Gerdau AmeriSteel /1/                                            5,474                  26,433
 INI Steel                                                        3,510                  37,154
 IPSCO                                                            2,783                  74,289
 Iscor                                                           11,246                  98,625
 JFE Holdings                                                    12,900                 345,612
 Nippon Steel                                                   131,402                 306,881
 OneSteel                                                        11,045                  21,698
 POSCO                                                            2,653                  99,196
 Russel Metals                                                    3,967                  42,475
                                                                                      1,728,693
STORAGE & WAREHOUSING (0.02%)
 Westshore Terminals                                              2,839                  22,344
TELECOMMUNICATION EQUIPMENT (0.71%)
 GN Store Nord                                                    7,394                  74,683
 Option /1/                                                         590                  16,023
 Telefonaktiebolaget LM Ericsson /1/                            225,264                 652,375
                                                                                        743,081
TELECOMMUNICATION SERVICES (1.28%)
 China Telecom                                                  131,906                  42,368
 Mahanagar Telephone                                              8,442                  66,692
 SK Telecom                                                       6,465                 127,554
 Telekom Malaysia                                                14,798                  44,783
 Telekomunikasi Indonesia                                       150,968                  72,166
 Telenor                                                        124,540                 988,823
                                                                                      1,342,386
TELEPHONE-INTEGRATED (0.19%)
 Carso Global Telecom /1/                                        37,500                  57,716
 Philippine Long Distance Telephone /1/                           5,773                 144,902
                                                                                        202,618
TELEVISION (0.88%)
 Antena 3 Television /1/                                          1,143                  73,206
 Mediaset                                                        74,577                 848,099
                                                                                        921,305
TOBACCO (1.28%)
 Imperial Tobacco Group                                          38,366                 893,488
 Korea Tobacco & Ginseng                                         15,878                 439,677
                                                                                      1,333,165
TRANSPORT-MARINE (1.21%)
 China Shipping Development                                      63,880                  53,347
 Dampskibsselskabet Torm                                          2,268                  72,412
 Kawasaki Kisen Kaisha                                           10,854                  72,265
 Malaysia International Shipping                                 13,096                  45,836
 Mitsui O.S.K. Lines                                             90,875                 537,428
 Nippon Yusen Kabushiki Kaisha                                   66,770                 335,139
 Orient Overseas International                                   13,552                  49,274
                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (CONTINUED)
                                                                                   $
 Wan Hai Lines                                                  103,600                  99,553
                                                                                      1,265,254
TRANSPORT-RAIL (0.55%)
 East Japan Railway                                                 110                 576,985
TRANSPORT-SERVICES (0.08%)
 Toll Holdings                                                    8,975                  79,240
VENTURE CAPITAL (0.02%)
 Japan Asia Investment                                            4,837                  18,129
WATER (0.74%)
 Kelda Group                                                     75,349                 771,076
WEB PORTALS (0.06%)
 eAccess /1/                                                         40                  35,446
 Iliad                                                            1,060                  30,150
                                                                                         65,596
WIRELESS EQUIPMENT (0.62%)
 Gemtek Technology                                               44,000                 103,398
 Hitachi Kokusai Electric                                         3,026                  20,945
 Nokia                                                           27,695                 425,923
 Uniden                                                           4,409                  95,288
                                                                                        645,554
                                                   TOTAL COMMON STOCKS              100,590,378

                                                  Shares

                                                  Held                                 Value

-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.65%)
AIRLINES (0.07%)
 Gol Linhas Aereas Inteligentes /1/                               6,642                  68,606
COMMERCIAL BANKS (0.09%)
 Banco Bradesco                                                   1,532                  92,639
DIVERSIFIED MINERALS (0.16%)
 Caemi Mineracao e Metalurgica /1/                              278,287                 166,621
FOOD-MEAT PRODUCTS (0.08%)
 Sadia                                                           47,199                  85,441
MACHINERY-GENERAL INDUSTRY (0.06%)
 WEG                                                             25,000                  64,951
PETROCHEMICALS (0.04%)
 Braskem /1/                                                  1,078,947                  39,667
STEEL PRODUCERS (0.08%)
 Cia Siderurgica de Tubarao                                   1,073,544                  43,340
 Usinas Siderurgicas de Minas Gerais                              3,000                  45,431
                                                                                         88,771
TELEVISION (0.07%)
 ProSiebenSat.1 Media                                             4,346                  77,673
                                                TOTAL PREFERRED STOCKS                  684,369

                                                  Principal

                                                  Amount                               Value

-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.67%)
FINANCE-MORTGAGE LOAN/BANKER (3.67%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                             $                     $
  1.69%; 11/01/04                                             3,830,665               3,830,665
                                                TOTAL COMMERCIAL PAPER                3,830,665
                                                                                   ------------

                                 TOTAL PORTFOLIO INVESTMENTS (100.59%)              105,105,412
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.59%)                                      (614,040)
                                            TOTAL NET ASSETS (100.00%)             $104,491,372
                                                                                   ---------------

1    Non-income producing security.
2 Market value is determined in accordance with procedures established in good faith by the Board of Directors.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $111,286 or 0.11% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:


Unrealized Appreciation                      $10,038,396
Unrealized Depreciation                       (1,126,526)
                                             -----------
Net Unrealized Appreciation (Depreciation)     8,911,870
Cost for federal income tax purposes         $96,193,542

           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Argentina                     105,331              0.10%
 Australia                   2,407,856              2.29
 Austria                       548,081              0.52
 Belgium                       751,722              0.71
 Bermuda                        76,785              0.07
 Brazil                        986,196              0.94
 Canada                      4,374,340              4.16
 Cayman Islands                 39,102              0.04
 Chile                          98,095              0.09
 China                         367,239              0.35
 Denmark                       842,422              0.80
 Finland                     1,771,923              1.69
 France                      7,776,171              7.40
 Germany                     6,839,361              6.51
 Greece                      1,330,203              1.27
 Hong Kong                   1,271,432              1.21
 Hungary                       132,403              0.13
 India                         283,729              0.27
 Indonesia                     220,780              0.21
 Ireland                     1,243,130              1.18
 Israel                        199,634              0.19
 Italy                       4,670,965              4.44
 Japan                      19,542,039             18.59
 Korea                       2,189,218              2.08
 Luxembourg                    625,462              0.59
 Malaysia                      369,577              0.35
 Mexico                        595,630              0.57
 Netherlands                 1,864,116              1.77
 Norway                      3,648,067              3.47
 Peru                           48,571              0.05
 Philippines                   144,902              0.14
 Poland                        113,092              0.11
 Russia                        314,215              0.30
 Singapore                     584,917              0.56
 South Africa                1,017,325              0.97
 Spain                       3,255,103              3.10
 Sweden                      2,047,264              1.95
 Switzerland                 5,552,434              5.28
 Taiwan                        980,004              0.93
 Thailand                      221,741              0.21
 Turkey                        262,354              0.25
 United Kingdom             21,367,936             20.33
 United States               4,024,545              3.83
             TOTAL        $105,105,412            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL FUND II

                                OCTOBER 31, 2004

                                                         Shares

                                                         Held                                       Value

--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.63%)
AEROSPACE & DEFENSE-EQUIPMENT (0.71%)
                                                                                                $
 European Aeronautic Defense & Space                                          96,200               2,734,995
ATHLETIC FOOTWEAR (0.75%)
 Puma                                                                         11,600               2,895,968
AUTO-CARS & LIGHT TRUCKS (1.60%)
 Toyota Motor                                                                158,800               6,176,137
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.61%)
 DENSO                                                                       134,000               3,205,198
 NHK Spring /1/                                                              435,000               2,998,588
                                                                                                   6,203,786
BEVERAGES-NON-ALCOHOLIC (0.60%)
 Coca-Cola Hellenic Bottling                                                 104,300               2,313,848
BREWERY (0.81%)
 SABMiller                                                                   217,600               3,133,850
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.25%)
 Fletcher Building                                                           634,241               2,364,669
 Geberit                                                                       3,800               2,467,019
                                                                                                   4,831,688
BUILDING PRODUCTS-AIR & HEATING (0.58%)
 Daikin Industries                                                            93,000               2,259,535
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.49%)
 Ciments Francais /1/                                                         21,300               1,877,659
BUILDING-HEAVY CONSTRUCTION (1.46%)
 Actividades de Construccion y Servicios                                     162,000               3,130,234
 Vinci                                                                        21,100               2,505,536
                                                                                                   5,635,770
BUILDING-RESIDENTIAL & COMMERCIAL (2.31%)
 George Wimpey                                                               247,078               1,585,656
 Persimmon                                                                   260,300               2,942,768
 Redrow                                                                      402,300               2,430,701
 Taylor Woodrow                                                              463,100               1,968,609
                                                                                                   8,927,734
CELLULAR TELECOMMUNICATIONS (3.33%)
 mm02 /2/                                                                  1,782,000               3,436,581
 NTT DoCoMo                                                                    1,755               3,090,545
 Vodafone Group                                                            2,480,061               6,350,543
                                                                                                  12,877,669
CHEMICALS-DIVERSIFIED (2.43%)
 BASF                                                                         30,700               1,915,497
 K+S                                                                          42,600               1,777,409
 Mitsubishi Gas Chemical                                                     743,000               3,176,589
 Sumitomo Chemical /1/                                                       521,000               2,521,838
                                                                                                   9,391,333
CHEMICALS-SPECIALTY (0.52%)
 Clariant                                                                    150,300               2,026,601
COMMERCIAL BANKS (6.31%)
 Banca Antonveneta                                                           159,000               3,331,154
 Bank Austria Creditanstalt                                                   37,000               2,730,289
 DnB Holding                                                                 345,200               2,916,339
 Fortis                                                                      105,800               2,679,544
 Hachijuni Bank                                                              433,000               2,691,214
                                                         Shares

                                                         Held                                       Value

--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                                $
 Nordea                                                                      419,200               3,609,652
 Resona Holdings /2/                                                       1,828,000               3,012,525
 Westpac Banking                                                             240,990               3,398,540
                                                                                                  24,369,257
COMPUTERS-INTEGRATED SYSTEMS (0.36%)
 Geac Computer /2/                                                           204,000               1,408,223
COMPUTERS-PERIPHERAL EQUIPMENT (0.77%)
 Logitech International /2/                                                   57,800               2,989,945
DISTRIBUTION-WHOLESALE (1.45%)
 Esprit Holdings                                                             378,800               2,024,575
 Wolseley                                                                    206,259               3,563,866
                                                                                                   5,588,441
DIVERSIFIED MANUFACTURING OPERATIONS (0.80%)
 Siemens                                                                      41,334               3,075,865
DIVERSIFIED MINERALS (1.20%)
 BHP Billiton                                                                449,994               4,655,303
DIVERSIFIED OPERATIONS (0.60%)
 Jardine Matheson Holdings                                                   156,800               2,320,640
ELECTRIC PRODUCTS-MISCELLANEOUS (0.55%)
 Casio Computer /1/                                                          180,000               2,134,099
ELECTRIC-GENERATION (0.25%)
 Electric Power Development /2/                                               37,431                 976,400
ELECTRIC-INTEGRATED (3.40%)
 E.ON                                                                         41,300               3,362,281
 Endesa                                                                      153,700               3,110,628
 Enel /1/                                                                    358,107               3,229,706
 RWE                                                                          65,300               3,447,190
                                                                                                  13,149,805
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.90%)
 Kyocera                                                                      36,500               2,643,234
 Samsung Electronics                                                          12,000               4,711,032
                                                                                                   7,354,266
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.31%)
 Micronas Semiconductor Holdings /2/                                          30,700               1,200,965
ELECTRONIC MEASUREMENT INSTRUMENTS (1.15%)
 Advantest /1/                                                                38,000               2,651,662
 Keyence                                                                       8,000               1,799,040
                                                                                                   4,450,702
ENTERPRISE SOFTWARE & SERVICE (0.91%)
 SAP                                                                          20,800               3,526,935
FINANCE-CONSUMER LOANS (0.70%)
 Aiful                                                                        27,100               2,700,047
FINANCE-INVESTMENT BANKER & BROKER (0.59%)
 Mediobanca                                                                  164,000               2,265,571
FOOD-DAIRY PRODUCTS (1.40%)
 Morinaga Milk Industry                                                      430,000               1,712,873
 Saputo                                                                      135,000               3,702,193
                                                                                                   5,415,066
                                                         Shares

                                                         Held                                       Value

--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-FLOUR & GRAIN (0.58%)
                                                                                                $
 Nisshin Seifun Group                                                        224,000               2,233,883
FOOD-MISCELLANEOUS/DIVERSIFIED (0.63%)
 Kikkoman                                                                    277,000               2,431,152
FOOD-RETAIL (2.07%)
 Colruyt                                                                      18,750               2,709,465
 Groupe Bourbon                                                               25,600               1,253,732
 Tesco                                                                       770,000               4,052,728
                                                                                                   8,015,925
INTERNET CONTENT-INFORMATION & NEWS (0.52%)
 Mamma.com /2/                                                               286,000               2,002,000
INTERNET SECURITY (0.77%)
 Trend Micro                                                                  62,000               2,966,004
LIFE & HEALTH INSURANCE (0.49%)
 Mediolanum /1/                                                              299,500               1,874,416
MACHINERY-ELECTRICAL (0.38%)
 Disco /1/                                                                    33,000               1,469,912
MACHINERY-GENERAL INDUSTRY (0.56%)
 Toromont Industries                                                         137,400               2,174,068
MEDICAL PRODUCTS (1.96%)
 Gambro                                                                      166,000               1,931,142
 Nobel Biocare Holding                                                        16,790               2,736,262
 Phonak Holding                                                               92,600               2,890,257
                                                                                                   7,557,661
MEDICAL-BIOMEDICAL/GENE (0.86%)
 Cambridge Antibody Technology Group /2/                                     268,800               3,315,907
MEDICAL-DRUGS (9.57%)
 AstraZeneca                                                                  47,203               1,929,594
 CSL                                                                         115,700               2,488,956
 GlaxoSmithKline                                                             216,738               4,559,043
 Merck                                                                        33,900               1,884,452
 Novartis                                                                    114,284               5,431,451
 Orion OYJ                                                                   165,200               2,357,799
 Roche Holding                                                                48,200               4,910,466
 Sanofi-Synthelabo                                                            77,700               5,663,431
 Schering                                                                     50,900               3,256,790
 Takeda Chemical Industries                                                   93,500               4,508,146
                                                                                                  36,990,128
MEDICAL-NURSING HOMES (0.64%)
 Extendicare /2/                                                             180,800               2,484,286
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.48%)
 Alliance Unichem                                                            151,600               1,848,604
MONEY CENTER BANKS (4.52%)
 DBS Group Holdings                                                          267,481               2,505,752
 HSBC Holdings                                                               317,400               5,114,927
 Mitsubishi Tokyo Financial Group                                                279               2,364,629
 Societe Generale /2/                                                         33,500               3,098,013
 UBS                                                                          61,002               4,381,766
                                                                                                  17,465,087
                                                         Shares

                                                         Held                                       Value

--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (0.97%)
                                                                                                $
 ING Groep                                                                   142,000               3,748,094
NON-FERROUS METALS (0.85%)
 Umicore                                                                      42,400               3,265,758
NON-HOTEL GAMBLING (0.78%)
 William Hill                                                                335,623               3,004,090
OFFICE AUTOMATION & EQUIPMENT (1.22%)
 Canon                                                                        96,087               4,732,414
OIL COMPANY-EXPLORATION & PRODUCTION (1.25%)
 CNOOC                                                                     5,545,000               2,849,655
 Petrokazakhstan                                                              53,200               1,962,697
                                                                                                   4,812,352
OIL COMPANY-INTEGRATED (6.88%)
 BP Amoco                                                                    933,157               9,019,322
 ENI                                                                         131,100               2,968,429
 Repsol YPF                                                                  155,800               3,367,168
 Royal Dutch Petroleum                                                        28,030               1,518,569
 Shell Transport & Trading                                                   654,600               5,145,529
 TotalFinaElf                                                                 21,909               4,542,701
                                                                                                  26,561,718
OIL REFINING & MARKETING (0.53%)
 Caltex Australia /1/                                                        308,300               2,056,442
OPTICAL SUPPLIES (0.94%)
 HOYA                                                                         35,400               3,627,008
PROPERTY & CASUALTY INSURANCE (0.55%)
 Sompo Japan Insurance                                                       243,000               2,114,436
PUBLIC THOROUGHFARES (0.80%)
 Autostrada Torino                                                           135,300               3,089,344
PUBLISHING-NEWSPAPERS (0.61%)
 Johnston Press                                                              234,300               2,367,634
PUBLISHING-PERIODICALS (0.66%)
 United Business Media                                                       290,000               2,535,950
REAL ESTATE MANAGEMENT & SERVICES (1.33%)
 Bail Investissement Fonciere                                                 31,100               1,111,657
 Midland Realty Holdings                                                   6,000,000               2,659,506
 Pirelli & C. Real Estate                                                     31,200               1,361,296
                                                                                                   5,132,459
REAL ESTATE OPERATOR & DEVELOPER (0.76%)
 Inmobiliaria Colonial /1/                                                    84,900               2,936,438
RETAIL-APPAREL & SHOE (0.94%)
 Next                                                                        118,300               3,619,911
RETAIL-AUTOMOBILE (0.68%)
 Pendragon                                                                   500,800               2,615,206
RETAIL-BUILDING PRODUCTS (0.80%)
 Grafton Group /2/                                                           341,000               3,090,603
RETAIL-DRUG STORE (0.80%)
 Shoppers Drug Mart /2/                                                      101,200               3,073,958
                                                         Shares

                                                         Held                                       Value

--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (0.69%)
                                                                                                $
 Citizen Watch /1/                                                           285,000               2,673,133
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.29%)
 Aeon                                                                         71,000               1,133,967
SOAP & CLEANING PRODUCTS (0.84%)
 Reckitt Benckiser                                                           118,000               3,228,037
STEEL PIPE & TUBE (0.51%)
 Vallourec /1/                                                                16,100               1,984,512
STEEL PRODUCERS (0.63%)
 BHP Steel                                                                   421,217               2,432,074
TELECOMMUNICATION EQUIPMENT (1.62%)
 TANDBERG /1/                                                                266,000               2,496,930
 Telefonaktiebolaget LM Ericsson /2/                                       1,300,000               3,764,858
                                                                                                   6,261,788
TELEPHONE-INTEGRATED (0.98%)
 KDDI                                                                            790               3,794,143
TELEVISION (0.67%)
 Mediaset                                                                    227,200               2,583,746
TOBACCO (0.87%)
 Imperial Tobacco Group                                                      144,948               3,375,627
TRANSPORT-MARINE (2.27%)
 Frontline /1/                                                                60,970               2,995,154
 Mitsui O.S.K. Lines /1/                                                     529,000               3,128,468
 Orient Overseas International                                               730,400               2,655,693
                                                                                                   8,779,315
TRANSPORT-SERVICES (0.28%)
 Arriva                                                                      130,200               1,076,527
TRANSPORT-TRUCK (0.50%)
 DSV                                                                          33,700               1,912,511
                                                                TOTAL COMMON STOCKS              373,316,331

                                                         Shares

                                                         Held                                       Value

--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (1.09%)
AUTO-CARS & LIGHT TRUCKS (0.59%)
 Porsche                                                                       3,600               2,289,689
TRANSPORT-SERVICES (0.50%)
 Amadeus Global Travel Distribution                                          235,000               1,922,130
                                                             TOTAL PREFERRED STOCKS                4,211,819

                                                         Principal

                                                         Amount                                     Value

--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.76%)
FINANCE-MORTGAGE LOAN/BANKER (1.76%)
 Investment in Joint Trading Account; Federal Home Loan
  Bank
                                                                         $                      $
  1.69%; 11/01/04                                                          6,805,000               6,805,000
                                                             TOTAL COMMERCIAL PAPER                6,805,000

                                                         Maturity

                                                         Amount                                     Value

--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.71%)
 Washington Mutual Capital; 1.95%; dated 10/29/04
  maturing 11/01/04 (collateralized by U.S. Government
  Agency Securities; $18,553,213; 08/01/19 - 11/01/34)                                          $
  /3/                                                                    $18,192,380              18,189,424
                                                        TOTAL REPURCHASE AGREEMENTS               18,189,424
                                                                                                ------------

                                              TOTAL PORTFOLIO INVESTMENTS (104.19%)              402,522,574
LIABILITIES, NET OF CASH AND RECEIVABLES (-4.19%)                                                (16,184,007)
                                                         TOTAL NET ASSETS (100.00%)             $386,338,567
                                                                                                ---------------

1    Security or a portion of the security was on loan at the end of the period.
2    Non-income producing security.
3    Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 48,362,061
Unrealized Depreciation                        (4,966,205)
                                             ------------
Net Unrealized Appreciation (Depreciation)     43,395,856
Cost for federal income tax purposes         $359,126,718

           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                  15,031,315              3.73%
 Austria                     2,730,289              0.68
 Belgium                     8,654,767              2.15
 Bermuda                     4,980,146              1.24
 Canada                     16,807,426              4.18
 Denmark                     1,912,511              0.48
 Finland                     2,357,799              0.59
 France                     22,037,240              5.47
 Germany                    27,432,076              6.82
 Greece                      2,313,848              0.57
 Hong Kong                   7,529,923              1.87
 Ireland                     3,090,603              0.77
 Italy                      20,703,662              5.14
 Japan                      80,926,819             20.10
 Korea                       4,711,032              1.17
 Netherlands                 8,001,658              1.99
 New Zealand                 2,364,668              0.59
 Norway                      8,408,423              2.09
 Singapore                   2,505,752              0.62
 Spain                      14,466,598              3.59
 Sweden                      9,305,652              2.31
 Switzerland                29,034,734              7.21
 United Kingdom             82,221,209             20.43
 United States              24,994,424              6.21
             TOTAL        $402,522,574            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND FUND I

                                OCTOBER 31, 2004

                                                                                Shares

                                                                                Held                               Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.96%)
ADVERTISING SALES (0.14%)
                                                                                                                $
 Lamar Advertising /1/                                                                         8,560                 354,555
AEROSPACE & DEFENSE (0.52%)
 Boeing                                                                                        4,700                 234,530
 Northrop Grumman                                                                             20,460               1,058,805
                                                                                                                   1,293,335
AEROSPACE & DEFENSE EQUIPMENT (1.14%)
 General Dynamics                                                                             11,330               1,157,019
 United Technologies                                                                          17,940               1,665,191
                                                                                                                   2,822,210
APPAREL MANUFACTURERS (0.50%)
 Coach /1/                                                                                    16,310                 760,536
 Polo Ralph Lauren                                                                            13,010                 480,459
                                                                                                                   1,240,995
APPLICATIONS SOFTWARE (3.00%)
 Citrix Systems /1/                                                                           33,166                 800,296
 Microsoft                                                                                   236,985               6,633,210
                                                                                                                   7,433,506
ATHLETIC FOOTWEAR (0.55%)
 Nike                                                                                         16,890               1,373,326
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.45%)
 Paccar                                                                                       16,133               1,118,178
BEVERAGES-NON-ALCOHOLIC (2.36%)
 Coca-Cola                                                                                    75,863               3,084,590
 Pepsico                                                                                      55,640               2,758,631
                                                                                                                   5,843,221
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.23%)
 Masco                                                                                        16,990                 582,077
BUILDING-RESIDENTIAL & COMMERCIAL (0.19%)
 KB Home                                                                                       5,830                 479,518
CABLE TV (0.74%)
 Comcast /1/                                                                                  61,909               1,826,315
COAL (0.36%)
 Peabody Energy                                                                               14,100                 899,298
COATINGS & PAINT (0.31%)
 Sherwin-Williams                                                                             18,260                 780,067
COMMERCIAL BANKS (0.85%)
 BB&T                                                                                          6,110                 251,182
 City National                                                                                 7,680                 529,152
 Marshall & Ilsley                                                                            12,050                 505,739
 UnionBanCal                                                                                  13,420                 815,265
                                                                                                                   2,101,338
COMMERCIAL SERVICES (0.31%)
 Alliance Data Systems /1/                                                                    18,140                 766,959
COMMUNICATIONS SOFTWARE (0.11%)
 Avid Technology /1/                                                                           5,060                 268,079
COMPUTER AIDED DESIGN (0.42%)
 Autodesk                                                                                     19,520               1,029,680
                                                                                Shares

                                                                                Held                               Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (0.30%)
                                                                                                                $
 Computer Sciences /1/                                                                        15,050                 747,533
COMPUTERS (1.76%)
 Apple Computer /1/                                                                           15,630                 821,044
 Hewlett-Packard                                                                              26,381                 492,270
 International Business Machines                                                              33,875               3,040,281
                                                                                                                   4,353,595
COMPUTERS-INTEGRATED SYSTEMS (0.99%)
 Dell /1/                                                                                     69,869               2,449,607
COMPUTERS-MEMORY DEVICES (0.32%)
 EMC /1/                                                                                      62,240                 801,029
COMPUTERS-PERIPHERAL EQUIPMENT (0.28%)
 Lexmark International /1/                                                                     8,460                 703,111
CONSULTING SERVICES (0.27%)
 Accenture /1/                                                                                27,840                 674,006
CONTAINERS-METAL & GLASS (0.30%)
 Ball                                                                                         18,630                 742,405
COSMETICS & TOILETRIES (3.25%)
 Alberto-Culver                                                                               10,060                 451,292
 Avon Products                                                                                26,060               1,030,673
 Estee Lauder                                                                                 14,900                 639,955
 Gillette                                                                                     44,270               1,836,320
 Kimberly-Clark                                                                                7,320                 436,784
 Procter & Gamble                                                                             71,546               3,661,724
                                                                                                                   8,056,748
DATA PROCESSING & MANAGEMENT (0.30%)
 Global Payments                                                                              13,430                 735,427
DIAGNOSTIC EQUIPMENT (0.09%)
 Gen-Probe /1/                                                                                 6,070                 212,693
DIRECT MARKETING (0.31%)
 Harte-Hanks                                                                                  29,750                 765,765
DISPOSABLE MEDICAL PRODUCTS (0.15%)
 C.R. Bard                                                                                     6,660                 378,288
DIVERSIFIED MANUFACTURING OPERATIONS (4.67%)
 3M                                                                                            9,106                 706,353
 Carlisle                                                                                      3,895                 226,416
 Eaton                                                                                        15,260                 975,877
 General Electric /2/                                                                        211,875               7,229,175
 ITT Industries                                                                                7,566                 613,905
 Tyco International                                                                           59,139               1,842,180
                                                                                                                  11,593,906
E-COMMERCE-SERVICES (0.37%)
 eBay /1/                                                                                      9,298                 907,578
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                                                             11,420                 731,451
ELECTRIC-INTEGRATED (2.04%)
 Constellation Energy Group                                                                   16,090                 653,576
 Edison International                                                                         26,740                 815,570
 MDU Resources Group                                                                          32,540                 834,651
                                                                                Shares

                                                                                Held                               Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                                                                $
 PPL                                                                                          19,630               1,020,760
 TXU                                                                                          28,320               1,733,750
                                                                                                                   5,058,307
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.73%)
 Altera /1/                                                                                   17,970                 408,458
 Intel                                                                                       147,648               3,286,645
 International Rectifier /1/                                                                  10,500                 417,375
 Texas Instruments                                                                             6,940                 169,683
                                                                                                                   4,282,161
ELECTRONIC CONNECTORS (0.30%)
 Amphenol /1/                                                                                 22,000                 755,260
ELECTRONIC FORMS (0.54%)
 Adobe Systems                                                                                23,720               1,329,032
ENGINES-INTERNAL COMBUSTION (0.55%)
 Briggs & Stratton                                                                             6,710                 481,845
 Cummins Engine                                                                               12,660                 887,213
                                                                                                                   1,369,058
ENTERPRISE SOFTWARE & SERVICE (0.40%)
 Oracle /1/                                                                                   77,680                 983,429
FIDUCIARY BANKS (0.25%)
 Mellon Financial                                                                             21,720                 627,708
FINANCE-CREDIT CARD (1.64%)
 American Express                                                                             17,855                 947,565
 Capital One Financial                                                                        19,740               1,456,022
 MBNA                                                                                         65,397               1,676,125
                                                                                                                   4,079,712
FINANCE-INVESTMENT BANKER & BROKER (4.75%)
 Citigroup /2/                                                                               105,251               4,669,987
 Goldman Sachs Group                                                                          22,009               2,165,245
 Legg Mason                                                                                   13,205                 841,291
 Lehman Brothers Holdings                                                                     17,670               1,451,590
 Merrill Lynch                                                                                12,578                 678,457
 Morgan Stanley                                                                               38,574               1,970,746
                                                                                                                  11,777,316
FINANCE-MORTGAGE LOAN/BANKER (0.62%)
 Doral Financial                                                                              11,610                 487,388
 Federal Home Loan Mortgage                                                                    8,690                 578,754
 Federal National Mortgage Association                                                         6,832                 479,265
                                                                                                                   1,545,407
FINANCIAL GUARANTEE INSURANCE (0.29%)
 MGIC Investment                                                                              11,310                 727,346
FOOD-CONFECTIONERY (0.20%)
 Hershey Foods                                                                                 9,880                 500,817
FOOD-FLOUR & GRAIN (0.56%)
 Archer Daniels Midland                                                                       71,280               1,380,694
FOOD-MISCELLANEOUS/DIVERSIFIED (0.31%)
 Kellogg                                                                                      17,610                 757,230
GAS-DISTRIBUTION (0.45%)
 Energen                                                                                      20,750               1,115,935
                                                                                Shares

                                                                                Held                               Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (0.41%)
                                                                                                                $
 Caremark Rx /1/                                                                              34,320               1,028,570
HUMAN RESOURCES (0.44%)
 Robert Half International                                                                    41,010               1,087,995
INSTRUMENTS-CONTROLS (0.24%)
 Parker Hannifin                                                                               8,300                 586,229
INSTRUMENTS-SCIENTIFIC (0.29%)
 Millipore /1/                                                                                15,510                 713,305
INTERNET BROKERS (0.22%)
 E*trade Group /1/                                                                            42,210                 544,509
INTERNET SECURITY (0.66%)
 Symantec /1/                                                                                 28,610               1,629,053
LEISURE & RECREATION PRODUCTS (0.44%)
 Brunswick                                                                                    23,130               1,085,260
LIFE & HEALTH INSURANCE (0.79%)
 AmerUs Group                                                                                 11,680                 487,991
 Lincoln National                                                                                990                  43,362
 Nationwide Financial Services                                                                13,440                 465,024
 Protective Life                                                                               6,230                 244,839
 UnumProvident                                                                                52,470                 716,740
                                                                                                                   1,957,956
MACHINERY-CONSTRUCTION & MINING (0.64%)
 Caterpillar                                                                                  19,620               1,580,195
MACHINERY-FARM (0.45%)
 Deere                                                                                        18,550               1,108,919
MACHINERY-GENERAL INDUSTRY (0.49%)
 Ingersoll-Rand                                                                               17,905               1,225,418
MEDICAL INSTRUMENTS (0.40%)
 Medtronic                                                                                     8,568                 437,910
 St. Jude Medical /1/                                                                          7,200                 551,304
                                                                                                                     989,214
MEDICAL PRODUCTS (2.55%)
 Becton Dickinson                                                                              1,880                  98,700
 Johnson & Johnson                                                                            78,851               4,603,321
 Varian Medical Systems /1/                                                                   17,890                 718,284
 Zimmer Holdings /1/                                                                          11,670                 905,475
                                                                                                                   6,325,780
MEDICAL-BIOMEDICAL/GENE (1.26%)
 Amgen /1/                                                                                    40,399               2,294,663
 Charles River Laboratories International /1/                                                 10,780                 504,396
 Genentech /1/                                                                                 7,370                 335,556
                                                                                                                   3,134,615
MEDICAL-DRUGS (4.44%)
 Abbott Laboratories                                                                          43,394               1,849,886
 Bristol-Myers Squibb                                                                         10,366                 242,875
 Cephalon /1/                                                                                 13,270                 632,581
 Eli Lilly                                                                                    10,792                 592,589
 Forest Laboratories /1/                                                                      27,160               1,211,336
 Merck                                                                                        13,387                 419,147
 Pfizer                                                                                      192,238               5,565,290
                                                                                Shares

                                                                                Held                               Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                                                $
 Wyeth                                                                                        12,530                 496,815
                                                                                                                  11,010,519
MEDICAL-GENERIC DRUGS (0.16%)
 Barr Laboratories /1/                                                                        10,805                 406,808
MEDICAL-HMO (2.15%)
 Aetna                                                                                        11,760               1,117,200
 Anthem /1/                                                                                   13,818               1,110,967
 UnitedHealth Group                                                                           27,750               2,009,100
 Wellpoint Health Networks /1/                                                                11,125               1,086,468
                                                                                                                   5,323,735
METAL-COPPER (0.18%)
 Phelps Dodge                                                                                  5,220                 456,959
MONEY CENTER BANKS (3.42%)
 Bank of America                                                                             108,484               4,858,998
 JP Morgan Chase                                                                              94,001               3,628,439
                                                                                                                   8,487,437
MOTORCYCLE & MOTOR SCOOTER (0.06%)
 Harley-Davidson                                                                               2,570                 147,955
MULTI-LINE INSURANCE (3.24%)
 American International Group                                                                 55,662               3,379,240
 Cigna                                                                                         6,820                 432,797
 Hartford Financial Services Group                                                            19,130               1,118,722
 MetLife                                                                                      37,984               1,456,687
 Prudential Financial                                                                         35,640               1,656,191
                                                                                                                   8,043,637
MULTIMEDIA (2.52%)
 Gannett                                                                                       1,480                 122,766
 McGraw-Hill                                                                                  13,660               1,178,175
 Time Warner /1/                                                                             169,017               2,812,443
 Viacom                                                                                       15,940                 581,650
 Walt Disney                                                                                  61,877               1,560,538
                                                                                                                   6,255,572
NETWORKING PRODUCTS (1.56%)
 Cisco Systems /1/                                                                           169,331               3,252,849
 Lucent Technologies /1/                                                                     176,700                 627,285
                                                                                                                   3,880,134
OIL COMPANY-EXPLORATION & PRODUCTION (1.24%)
 Apache                                                                                       23,220               1,177,254
 Burlington Resources                                                                         25,470               1,057,005
 Devon Energy                                                                                 11,379                 841,705
                                                                                                                   3,075,964
OIL COMPANY-INTEGRATED (5.25%)
 ChevronTexaco                                                                                58,816               3,120,777
 ConocoPhillips                                                                               19,510               1,644,888
 Exxon Mobil                                                                                 139,145               6,848,717
 Occidental Petroleum                                                                         25,307               1,412,890
                                                                                                                  13,027,272
OIL FIELD MACHINERY & EQUIPMENT (0.19%)
 Grant Prideco /1/                                                                            22,680                 466,301
OIL REFINING & MARKETING (0.36%)
 Valero Energy                                                                                20,990                 901,940
                                                                                Shares

                                                                                Held                               Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.54%)
                                                                                                                $
 Schlumberger                                                                                 21,285               1,339,678
OPTICAL SUPPLIES (0.26%)
 Bausch & Lomb                                                                                10,678                 650,931
PAPER & RELATED PRODUCTS (1.20%)
 Georgia-Pacific                                                                              27,170                 939,810
 Louisiana-Pacific                                                                            14,414                 353,287
 MeadWestvaco                                                                                 20,280                 639,428
 Temple-Inland                                                                                 4,090                 241,801
 Weyerhaeuser                                                                                 12,910                 808,683
                                                                                                                   2,983,009
PIPELINES (0.59%)
 National Fuel Gas                                                                            17,180                 481,384
 Questar                                                                                      20,260                 972,480
                                                                                                                   1,453,864
PROPERTY & CASUALTY INSURANCE (0.77%)
 Chubb                                                                                        14,610               1,053,819
 Progressive                                                                                   9,060                 847,563
                                                                                                                   1,901,382
PUBLICLY TRADED INVESTMENT FUND (0.01%)
 Standard & Poor's 500 Depository Receipts                                                       160                  18,142
REGIONAL BANKS (3.01%)
 Huntington Bancshares                                                                        29,490                 706,285
 PNC Financial Services Group                                                                 24,755               1,294,686
 U.S. Bancorp                                                                                 54,457               1,558,015
 Wachovia                                                                                     42,760               2,104,220
 Wells Fargo                                                                                  30,071               1,795,840
                                                                                                                   7,459,046
RETAIL-APPAREL & SHOE (0.69%)
 American Eagle Outfitters                                                                    15,900                 649,992
 Claire's Stores                                                                              14,250                 370,785
 Nordstrom                                                                                    15,800                 682,244
                                                                                                                   1,703,021
RETAIL-BEDDING (0.21%)
 Bed Bath & Beyond /1/                                                                        12,550                 511,915
RETAIL-BUILDING PRODUCTS (1.11%)
 Home Depot                                                                                   66,983               2,751,662
RETAIL-CONSUMER ELECTRONICS (0.90%)
 Best Buy                                                                                     19,130               1,132,879
 RadioShack                                                                                   36,340               1,087,656
                                                                                                                   2,220,535
RETAIL-DISCOUNT (2.36%)
 BJ's Wholesale Club /1/                                                                      18,900                 548,667
 Target                                                                                        7,950                 397,659
 Wal-Mart Stores                                                                              91,203               4,917,666
                                                                                                                   5,863,992
RETAIL-DRUG STORE (0.10%)
 Walgreen                                                                                      6,720                 241,181
RETAIL-OFFICE SUPPLIES (0.41%)
 Staples                                                                                      34,160               1,015,918
                                                                                Shares

                                                                                Held                               Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.31%)
                                                                                                                $
 Neiman Marcus Group                                                                          12,780                 777,407
RETAIL-RESTAURANTS (1.70%)
 McDonald's                                                                                   61,784               1,801,004
 Starbucks /1/                                                                                18,980               1,003,662
 Yum! Brands                                                                                  32,240               1,402,440
                                                                                                                   4,207,106
SCHOOLS (0.17%)
 Apollo Group /1/                                                                              6,420                 423,720
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.31%)
 Analog Devices                                                                               18,980                 764,135
SEMICONDUCTOR EQUIPMENT (0.71%)
 Applied Materials /1/                                                                        53,440                 860,384
 Kla-Tencor /1/                                                                               19,950                 908,323
                                                                                                                   1,768,707
TELECOMMUNICATION EQUIPMENT (1.03%)
 Qualcomm                                                                                     41,910               1,752,257
 Scientific-Atlanta                                                                           29,180                 799,240
                                                                                                                   2,551,497
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.25%)
 Corning /1/                                                                                  53,550                 613,147
TELEPHONE-INTEGRATED (3.43%)
 ALLTEL                                                                                       11,440                 628,399
 BellSouth                                                                                    17,450                 465,392
 SBC Communications                                                                           95,076               2,401,620
 Sprint                                                                                       81,230               1,701,768
 Verizon Communications                                                                       84,346               3,297,929
                                                                                                                   8,495,108
THERAPEUTICS (0.20%)
 Gilead Sciences /1/                                                                          14,580                 504,905
TOBACCO (0.78%)
 Altria Group                                                                                 40,053               1,940,968
TOOLS-HAND HELD (0.16%)
 Black & Decker                                                                                4,850                 389,358
TRANSPORT-AIR FREIGHT (0.16%)
 CNF                                                                                           9,220                 403,652
TRANSPORT-RAIL (0.30%)
 Norfolk Southern                                                                             22,170                 752,671
TRANSPORT-SERVICES (0.64%)
 FedEx                                                                                           750                  68,340
 United Parcel Service                                                                        19,109               1,513,051
                                                                                                                   1,581,391
TRAVEL SERVICES (0.11%)
 Sabre Holdings                                                                               12,770                 274,683
WEB PORTALS (0.48%)
 Yahoo /1/                                                                                    32,925               1,191,556
                                                                                Shares

                                                                                Held                               Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.55%)
                                                                                                                $
 Motorola                                                                                     79,240               1,367,682
                                                                                TOTAL COMMON STOCKS              242,958,431

                                                                                Principal

                                                                                Amount                             Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.73%)
FINANCE-MORTGAGE LOAN/BANKER (1.73%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                                                           $                    $
  1.69%; 11/01/04                                                                          4,278,422               4,278,422
                                                                             TOTAL COMMERCIAL PAPER                4,278,422
                                                                                                                ------------

                                                               TOTAL PORTFOLIO INVESTMENTS (99.69%)              247,236,853
CASH AND RECEIVABLES, NET OF LIABILITIES (0.31%)                                                                     779,885
                                                                         TOTAL NET ASSETS (100.00%)             $248,016,738
                                                                                                                --------------




/1 /Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  7,597,000
Unrealized Depreciation                        (2,539,845)
                                             ------------
Net Unrealized Appreciation (Depreciation)      5,057,155
Cost for federal income tax purposes         $242,179,698


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Consumer, Non-cyclical            $ 52,111,723                 20.73%
 Financial                           48,194,775                 19.17
 Communications                      29,837,963                 11.87
 Technology                          27,649,029                 11.00
 Industrial                          27,517,536                 10.94
 Consumer, Cyclical                  25,012,650                  9.95
 Energy                              21,164,316                  8.42
 Utilities                            6,174,242                  2.45
 Government                           5,336,441                  2.12
 Basic Materials                      4,220,035                  1.68
 Futures Contracts                    4,186,455                  1.66
 Funds                                   18,143                  0.01
                   TOTAL           $251,423,308                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND

                                OCTOBER 31, 2004

                                                                        Shares

                                                                        Held                                    Value

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.25%)
AEROSPACE & DEFENSE EQUIPMENT (1.42%)
                                                                                                             $
 United Technologies                                                                       21,590               2,003,984
APPAREL MANUFACTURERS (1.95%)
 Coach /1/                                                                                 58,700               2,737,181
APPLICATIONS SOFTWARE (4.84%)
 Microsoft                                                                                243,038               6,802,634
ATHLETIC FOOTWEAR (2.27%)
 Nike                                                                                      39,230               3,189,791
BEVERAGES-NON-ALCOHOLIC (2.03%)
 Pepsico                                                                                   57,650               2,858,287
CASINO SERVICES (1.00%)
 International Game Technology                                                             42,720               1,411,469
COMPUTER SERVICES (0.87%)
 Cognizant Technology Solutions /1/                                                        35,930               1,221,620
COMPUTERS (1.89%)
 Apple Computer /1/                                                                        50,590               2,657,493
COMPUTERS-INTEGRATED SYSTEMS (2.56%)
 Dell /1/                                                                                 102,802               3,604,238
COMPUTERS-MEMORY DEVICES (1.25%)
 EMC /1/                                                                                  137,080               1,764,220
COMPUTERS-PERIPHERAL EQUIPMENT (1.19%)
 Lexmark International /1/                                                                 20,140               1,673,835
COSMETICS & TOILETRIES (5.96%)
 Avon Products                                                                             65,460               2,588,943
 Estee Lauder                                                                              40,260               1,729,167
 Procter & Gamble                                                                          79,450               4,066,251
                                                                                                                8,384,361
DATA PROCESSING & MANAGEMENT (1.24%)
 First Data                                                                                 6,160                 254,285
 SEI Investments                                                                           41,480               1,492,865
                                                                                                                1,747,150
DISPOSABLE MEDICAL PRODUCTS (1.50%)
 C.R. Bard                                                                                 37,160               2,110,688
DISTRIBUTION-WHOLESALE (0.70%)
 Fastenal                                                                                  17,910                 989,169
DIVERSIFIED MANUFACTURING OPERATIONS (4.76%)
 3M                                                                                        37,604               2,916,942
 Danaher                                                                                   38,650               2,130,775
 Illinois Tool Works                                                                       17,790               1,641,661
                                                                                                                6,689,378
E-COMMERCE-SERVICES (0.97%)
 eBay /1/                                                                                  13,990               1,365,564
ELECTRIC-INTEGRATED (1.76%)
 TXU                                                                                       40,410               2,473,900
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.80%)
 Altera /1/                                                                                24,990                 568,023
 Intel                                                                                    157,361               3,502,856
                                                                        Shares

                                                                        Held                                    Value

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                                             $
 Texas Instruments                                                                         51,965               1,270,544
                                                                                                                5,341,423
ELECTRONIC FORMS (1.23%)
 Adobe Systems                                                                             30,790               1,725,164
FINANCE-CREDIT CARD (3.66%)
 Capital One Financial                                                                     50,100               3,695,376
 MBNA                                                                                      56,520               1,448,608
                                                                                                                5,143,984
FINANCE-INVESTMENT BANKER & BROKER (2.45%)
 Goldman Sachs Group                                                                       17,300               1,701,974
 Legg Mason                                                                                27,335               1,741,513
                                                                                                                3,443,487
FINANCE-MORTGAGE LOAN/BANKER (0.44%)
 Federal National Mortgage Association                                                      8,870                 622,231
INTERNET BROKERS (1.01%)
 Ameritrade Holding /1/                                                                   109,580               1,426,732
INTERNET SECURITY (2.31%)
 Symantec /1/                                                                              57,070               3,249,566
MACHINERY-GENERAL INDUSTRY (1.39%)
 Ingersoll-Rand                                                                            28,520               1,951,909
MACHINERY-PUMPS (1.03%)
 Graco                                                                                     41,950               1,443,080
MEDICAL INSTRUMENTS (1.25%)
 St. Jude Medical /1/                                                                      22,950               1,757,281
MEDICAL PRODUCTS (5.83%)
 Becton Dickinson                                                                          28,100               1,475,250
 Johnson & Johnson                                                                        101,190               5,907,472
 Varian Medical Systems /1/                                                                20,520                 823,878
                                                                                                                8,206,600
MEDICAL-BIOMEDICAL/GENE (2.84%)
 Amgen /1/                                                                                 36,050               2,047,640
 Genentech /1/                                                                             42,730               1,945,497
                                                                                                                3,993,137
MEDICAL-DRUGS (5.03%)
 Forest Laboratories /1/                                                                   30,040               1,339,784
 Pfizer                                                                                   198,115               5,735,429
                                                                                                                7,075,213
MEDICAL-HMO (2.41%)
 UnitedHealth Group                                                                        46,830               3,390,492
MOTORCYCLE & MOTOR SCOOTER (1.74%)
 Harley-Davidson                                                                           42,550               2,449,603
MULTI-LINE INSURANCE (1.68%)
 American International Group                                                              39,040               2,370,118
NETWORKING PRODUCTS (3.69%)
 Cisco Systems /1/                                                                        270,353               5,193,481
OIL COMPANY-EXPLORATION & PRODUCTION (1.49%)
 Apache                                                                                    41,380               2,097,966
                                                                        Shares

                                                                        Held                                    Value

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (1.19%)
                                                                                                             $
 BJ Services                                                                               32,700               1,667,700
RETAIL-APPAREL & SHOE (1.91%)
 Chico's FAS /1/                                                                           12,300                 492,369
 Nordstrom                                                                                 50,830               2,194,839
                                                                                                                2,687,208
RETAIL-BEDDING (1.30%)
 Bed Bath & Beyond /1/                                                                     44,843               1,829,146
RETAIL-CONSUMER ELECTRONICS (1.68%)
 Best Buy                                                                                  40,020               2,369,984
RETAIL-DISCOUNT (1.97%)
 Wal-Mart Stores                                                                           51,420               2,772,566
RETAIL-OFFICE SUPPLIES (2.01%)
 Staples                                                                                   95,124               2,828,988
RETAIL-RESTAURANTS (1.47%)
 Yum! Brands                                                                               47,400               2,061,900
SCHOOLS (0.98%)
 Apollo Group /1/                                                                          20,950               1,382,700
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.36%)
 Linear Technology                                                                         50,514               1,913,471
 Maxim Integrated Products                                                                 32,070               1,410,759
                                                                                                                3,324,230
THERAPEUTICS (1.47%)
 Gilead Sciences /1/                                                                       59,540               2,061,870
WIRELESS EQUIPMENT (1.47%)
 Motorola                                                                                 120,130               2,073,444
                                                                             TOTAL COMMON STOCKS              139,626,165

                                                                        Principal

                                                                        Amount                                  Value

--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.65%)
FINANCE-MORTGAGE LOAN/BANKER (0.65%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                                                   $                         $
  1.69%; 11/01/04                                                                  906,646                        906,646
                                                                          TOTAL COMMERCIAL PAPER                  906,646
                                                                                                             ------------

                                                            TOTAL PORTFOLIO INVESTMENTS (99.90%)              140,532,811
CASH AND RECEIVABLES, NET OF LIABILITIES (0.10%)                                                                  142,459
                                                                      TOTAL NET ASSETS (100.00%)             $140,675,270
                                                                                                             --------------



/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 12,314,087
Unrealized Depreciation                        (5,011,675)
                                             ------------
Net Unrealized Appreciation (Depreciation)      7,302,412
Cost for federal income tax purposes         $133,230,399


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Consumer, Non-cyclical            $ 41,220,630                 29.33%
 Technology                          29,862,006                 21.25
 Consumer, Cyclical                  25,327,007                 18.02
 Financial                           12,384,320                  8.81
 Industrial                          12,088,351                  8.60
 Communications                      11,882,055                  8.46
 Energy                               3,765,666                  2.68
 Utilities                            2,473,900                  1.76
 Government                           1,528,876                  1.09
                   TOTAL           $140,532,811                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                                OCTOBER 31, 2004

                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.09%)
ADVERTISING AGENCIES (0.18%)
                                                                                                                 $
 Interpublic Group /1/                                                                      19,992                     245,102
 Omnicom Group                                                                               8,868                     699,685
                                                                                                                       944,787
AEROSPACE & DEFENSE (0.76%)
 Boeing                                                                                     39,756                   1,983,824
 Northrop Grumman                                                                           16,979                     878,663
 Raytheon                                                                                   21,363                     779,322
 Rockwell Collins                                                                            8,384                     297,381
                                                                                                                     3,939,190
AEROSPACE & DEFENSE EQUIPMENT (0.87%)
 General Dynamics                                                                            9,468                     966,872
 Goodrich                                                                                    5,622                     173,326
 Lockheed Martin                                                                            21,070                   1,160,746
 United Technologies                                                                        24,231                   2,249,122
                                                                                                                     4,550,066
AGRICULTURAL OPERATIONS (0.10%)
 Monsanto                                                                                   12,646                     540,616
AIRLINES (0.12%)
 Delta Air Lines /1/                                                                         5,948                      32,417
 Southwest Airlines                                                                         37,424                     590,176
                                                                                                                       622,593
APPAREL MANUFACTURERS (0.21%)
 Coach /1/                                                                                   8,912                     415,567
 Jones Apparel Group                                                                         5,905                     208,446
 Liz Claiborne                                                                               5,101                     208,529
 VF                                                                                          5,221                     281,046
                                                                                                                     1,113,588
APPLIANCES (0.05%)
 Maytag                                                                                      3,737                      65,024
 Whirlpool                                                                                   3,145                     184,769
                                                                                                                       249,793
APPLICATIONS SOFTWARE (3.00%)
 Citrix Systems /1/                                                                          8,010                     193,281
 Compuware /1/                                                                              18,290                     105,899
 Intuit /1/                                                                                  9,071                     411,461
 Mercury Interactive /1/                                                                     4,411                     191,570
 Microsoft                                                                                 514,953                  14,413,534
 Parametric Technology /1/                                                                  12,746                      66,152
 Siebel Systems /1/                                                                         23,941                     227,439
                                                                                                                    15,609,336
ATHLETIC FOOTWEAR (0.21%)
 Nike                                                                                       12,472                   1,014,098
 Reebok International                                                                        2,801                     103,637
                                                                                                                     1,117,735
AUTO-CARS & LIGHT TRUCKS (0.41%)
 Ford Motor                                                                                 86,662                   1,129,206
 General Motors                                                                             26,747                   1,031,097
                                                                                                                     2,160,303
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.13%)
 Navistar International /1/                                                                  3,305                     114,188
 Paccar                                                                                      8,220                     569,728
                                                                                                                       683,916
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.07%)
                                                                                                                 $
 Dana                                                                                        7,072                     105,444
 Delphi Automotive Systems                                                                  26,579                     223,529
 Visteon                                                                                     6,136                      43,627
                                                                                                                       372,600
BEVERAGES-NON-ALCOHOLIC (1.81%)
 Coca-Cola                                                                                 114,914                   4,672,403
 Coca-Cola Enterprises                                                                      22,212                     464,453
 Pepsi Bottling Group                                                                       12,046                     337,770
 Pepsico                                                                                    80,232                   3,977,903
                                                                                                                     9,452,529
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                                                                5,752                     258,265
BREWERY (0.39%)
 Adolph Coors                                                                                1,769                     117,992
 Anheuser-Busch                                                                             37,936                   1,894,903
                                                                                                                     2,012,895
BROADCASTING SERVICES & PROGRAMMING (0.18%)
 Clear Channel Communications                                                               27,944                     933,330
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.18%)
 Masco                                                                                      20,520                     703,015
 Vulcan Materials                                                                            4,842                     241,035
                                                                                                                       944,050
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 American Standard /1/                                                                      10,130                     370,454
BUILDING-MAINTENANCE & SERVICE (0.08%)
 Ecolab                                                                                     12,192                     412,699
BUILDING-RESIDENTIAL & COMMERCIAL (0.16%)
 Centex                                                                                      5,852                     303,953
 KB Home                                                                                     2,192                     180,292
 Pulte                                                                                       6,010                     329,829
                                                                                                                       814,074
CABLE TV (0.60%)
 Comcast /1/                                                                               105,846                   3,122,457
CASINO HOTELS (0.06%)
 Harrah's Entertainment                                                                      5,301                     310,215
CASINO SERVICES (0.10%)
 International Game Technology                                                              16,322                     539,279
CELLULAR TELECOMMUNICATIONS (0.27%)
 Nextel Communications /1/                                                                  52,739                   1,397,056
CHEMICALS-DIVERSIFIED (0.96%)
 Dow Chemical                                                                               44,493                   1,999,515
 E. I. Du Pont de Nemours                                                                   47,261                   2,026,079
 PPG Industries                                                                              8,135                     518,606
 Rohm & Haas                                                                                10,625                     450,394
                                                                                                                     4,994,594
CHEMICALS-SPECIALTY (0.13%)
 Eastman Chemical                                                                            3,687                     175,022
 Engelhard                                                                                   5,890                     166,687
 Great Lakes Chemical                                                                        2,405                      61,616
 Hercules /1/                                                                                5,293                      75,584
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                                                 $
 Sigma-Aldrich                                                                               3,272                     182,054
                                                                                                                       660,963
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                                                           9,517                     231,358
COATINGS & PAINT (0.06%)
 Sherwin-Williams                                                                            6,742                     288,018
COMMERCIAL BANKS (1.07%)
 AmSouth Bancorp                                                                            16,753                     442,112
 BB&T                                                                                       26,258                   1,079,466
 First Horizon National                                                                      5,848                     253,101
 M&T Bank                                                                                    5,545                     571,135
 Marshall & Ilsley                                                                          10,553                     442,909
 North Fork Bancorp                                                                         14,755                     650,696
 Regions Financial                                                                          21,885                     767,726
 SouthTrust                                                                                 15,764                     686,837
 Synovus Financial                                                                          14,653                     398,415
 Zions Bancorp                                                                               4,239                     280,495
                                                                                                                     5,572,892
COMMERCIAL SERVICE-FINANCE (0.34%)
 Deluxe                                                                                      2,368                      90,197
 Equifax                                                                                     6,451                     168,694
 H&R Block                                                                                   7,808                     371,271
 Moody's                                                                                     7,009                     545,370
 Paychex                                                                                    17,907                     587,242
                                                                                                                     1,762,774
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                                                               6,750                      87,818
COMPUTER AIDED DESIGN (0.05%)
 Autodesk                                                                                    5,375                     283,531
COMPUTER SERVICES (0.35%)
 Affiliated Computer Services /1/                                                            6,060                     330,573
 Computer Sciences /1/                                                                       8,937                     443,901
 Electronic Data Systems                                                                    24,266                     516,138
 Sungard Data Systems /1/                                                                   13,658                     361,800
 Unisys /1/                                                                                 15,858                     168,412
                                                                                                                     1,820,824
COMPUTERS (2.22%)
 Apple Computer /1/                                                                         18,373                     965,134
 Gateway /1/                                                                                17,651                     103,258
 Hewlett-Packard                                                                           143,028                   2,668,903
 International Business Machines                                                            79,340                   7,120,765
 Sun Microsystems /1/                                                                      157,529                     713,606
                                                                                                                    11,571,666
COMPUTERS-INTEGRATED SYSTEMS (0.84%)
 Dell /1/                                                                                  118,244                   4,145,635
 NCR /1/                                                                                     4,461                     251,377
                                                                                                                     4,397,012
COMPUTERS-MEMORY DEVICES (0.37%)
 EMC /1/                                                                                   113,890                   1,465,765
 Veritas Software /1/                                                                       20,498                     448,496
                                                                                                                     1,914,261
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.10%)
                                                                                                                 $
 Lexmark International /1/                                                                   6,133                     509,714
CONSUMER PRODUCTS-MISCELLANEOUS (0.20%)
 Clorox                                                                                     10,089                     550,860
 Fortune Brands                                                                              6,821                     496,705
                                                                                                                     1,047,565
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                                                        5,321                     212,042
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                                                       5,063                     134,017
 Pactiv /1/                                                                                  7,117                     168,602
 Sealed Air /1/                                                                              3,976                     196,971
                                                                                                                       499,590
COSMETICS & TOILETRIES (2.28%)
 Alberto-Culver                                                                              4,295                     192,674
 Avon Products                                                                              22,395                     885,722
 Colgate-Palmolive                                                                          25,152                   1,122,282
 Gillette                                                                                   47,449                   1,968,185
 International Flavors & Fragrances                                                          4,462                     174,241
 Kimberly-Clark                                                                             23,420                   1,397,471
 Procter & Gamble                                                                          120,404                   6,162,277
                                                                                                                    11,902,852
CRUISE LINES (0.29%)
 Carnival                                                                                   29,983                   1,515,940
DATA PROCESSING & MANAGEMENT (0.62%)
 Automatic Data Processing                                                                  27,666                   1,200,428
 First Data                                                                                 40,611                   1,676,422
 Fiserv /1/                                                                                  9,248                     328,674
                                                                                                                     3,205,524
DISPOSABLE MEDICAL PRODUCTS (0.05%)
 C.R. Bard                                                                                   4,964                     281,955
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                                                               8,287                     330,568
 W.W. Grainger                                                                               4,310                     252,523
                                                                                                                       583,091
DIVERSIFIED MANUFACTURING OPERATIONS (5.45%)
 3M                                                                                         37,069                   2,875,442
 Cooper Industries                                                                           4,484                     286,528
 Crane                                                                                       2,794                      77,869
 Danaher                                                                                    14,599                     804,843
 Dover                                                                                       9,629                     378,131
 Eaton                                                                                       7,174                     458,777
 General Electric /2/                                                                      500,060                  17,062,047
 Honeywell International                                                                    40,710                   1,371,113
 Illinois Tool Works                                                                        14,315                   1,320,988
 ITT Industries                                                                              4,370                     354,582
 Textron                                                                                     6,564                     447,336
 Tyco International                                                                         95,140                   2,963,611
                                                                                                                    28,401,267
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.20%)
 Cendant                                                                                    49,999                   1,029,479
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.05%)
                                                                                                                 $
 Hospira /1/                                                                                 7,390                     235,815
E-COMMERCE-SERVICES (0.62%)
 eBay /1/                                                                                   31,306                   3,055,779
 Monster Worldwide /1/                                                                       5,617                     157,557
                                                                                                                     3,213,336
ELECTRIC PRODUCTS-MISCELLANEOUS (0.30%)
 Emerson Electric                                                                           19,898                   1,274,467
 Molex                                                                                       8,981                     265,568
                                                                                                                     1,540,035
ELECTRIC-GENERATION (0.06%)
 AES /1/                                                                                    30,615                     333,704
ELECTRIC-INTEGRATED (2.61%)
 Allegheny Energy /1/                                                                        6,493                     118,887
 Ameren                                                                                      9,201                     441,648
 American Electric Power                                                                    18,738                     617,042
 CenterPoint Energy                                                                         14,565                     153,078
 Cinergy                                                                                     8,552                     337,975
 CMS Energy /1/                                                                              8,987                      84,118
 Consolidated Edison                                                                        11,435                     496,851
 Constellation Energy Group                                                                  8,309                     337,512
 Dominion Resources                                                                         15,639                   1,005,901
 DTE Energy                                                                                  8,227                     351,375
 Duke Energy                                                                                44,414                   1,089,475
 Edison International                                                                       15,430                     470,615
 Entergy                                                                                    10,746                     702,359
 Exelon                                                                                     31,265                   1,238,719
 FirstEnergy                                                                                15,621                     645,616
 FPL Group                                                                                   8,773                     604,460
 NiSource                                                                                   12,478                     267,653
 PG&E /1/                                                                                   18,987                     608,343
 Pinnacle West Capital                                                                       4,324                     184,289
 PPL                                                                                         8,946                     465,192
 Progress Energy                                                                            11,688                     482,714
 Public Service Enterprise Group                                                            11,235                     478,499
 Southern                                                                                   34,961                   1,104,418
 TECO Energy                                                                                 9,414                     131,796
 TXU                                                                                        14,056                     860,508
 XCEL Energy                                                                                18,936                     323,806
                                                                                                                    13,602,849
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                                                               3,970                      27,869
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.08%)
 Sanmina /1/                                                                                24,682                     197,456
 Solectron /1/                                                                              45,546                     237,750
                                                                                                                       435,206
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.20%)
 Advanced Micro Devices /1/                                                                 16,809                     282,727
 Altera /1/                                                                                 17,606                     400,184
 Applied Micro Circuits /1/                                                                 14,830                      53,981
 Broadcom /1/                                                                               15,253                     412,594
 Intel                                                                                     303,827                   6,763,189
 LSI Logic /1/                                                                              18,229                      82,942
 Micron Technology /1/                                                                      28,960                     352,733
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                                                 $
 National Semiconductor /1/                                                                 16,959                     283,215
 Nvidia /1/                                                                                  7,887                     114,125
 PMC - Sierra /1/                                                                            8,380                      85,979
 QLogic /1/                                                                                  4,374                     142,155
 Texas Instruments                                                                          81,987                   2,004,582
 Xilinx                                                                                     16,438                     503,003
                                                                                                                    11,481,409
ELECTRONIC FORMS (0.12%)
 Adobe Systems                                                                              11,356                     636,277
ELECTRONIC MEASUREMENT INSTRUMENTS (0.14%)
 Agilent Technologies /1/                                                                   22,999                     576,355
 Tektronix                                                                                   4,339                     131,602
                                                                                                                       707,957
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 Fluor                                                                                       3,950                     183,438
ENGINES-INTERNAL COMBUSTION (0.03%)
 Cummins Engine                                                                              2,097                     146,958
ENTERPRISE SOFTWARE & SERVICE (0.88%)
 BMC Software /1/                                                                           10,565                     199,890
 Computer Associates International                                                          27,722                     768,176
 Novell /1/                                                                                 18,313                     131,670
 Oracle /1/                                                                                244,898                   3,100,409
 Peoplesoft /1/                                                                             17,375                     360,879
                                                                                                                     4,561,024
ENTERTAINMENT SOFTWARE (0.12%)
 Electronic Arts /1/                                                                        14,382                     646,039
FIDUCIARY BANKS (0.56%)
 Bank of New York                                                                           36,848                   1,196,086
 Mellon Financial                                                                           20,081                     580,341
 Northern Trust                                                                             10,410                     442,842
 State Street                                                                               15,925                     717,421
                                                                                                                     2,936,690
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                                                        5,924                     153,195
FINANCE-COMMERCIAL (0.08%)
 CIT Group                                                                                  10,016                     404,646
FINANCE-CONSUMER LOANS (0.18%)
 SLM                                                                                        20,648                     934,528
FINANCE-CREDIT CARD (1.11%)
 American Express                                                                           60,045                   3,186,588
 Capital One Financial                                                                      11,438                     843,667
 MBNA                                                                                       60,512                   1,550,923
 Providian Financial /1/                                                                    13,862                     215,554
                                                                                                                     5,796,732
FINANCE-INVESTMENT BANKER & BROKER (3.90%)
 Bear Stearns                                                                                4,881                     462,475
 Charles Schwab                                                                             64,719                     592,179
 Citigroup                                                                                 245,348                  10,886,091
 Goldman Sachs Group                                                                        23,015                   2,264,216
 Lehman Brothers Holdings                                                                   12,850                   1,055,627
 Merrill Lynch                                                                              44,494                   2,400,006
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                                                 $
 Morgan Stanley                                                                             52,023                   2,657,855
                                                                                                                    20,318,449
FINANCE-MORTGAGE LOAN/BANKER (1.20%)
 Countrywide Credit Industries                                                              26,669                     851,541
 Federal Home Loan Mortgage                                                                 32,537                   2,166,965
 Federal National Mortgage Association                                                      45,841                   3,215,746
                                                                                                                     6,234,252
FINANCIAL GUARANTEE INSURANCE (0.21%)
 Ambac Financial Group                                                                       5,136                     400,916
 MBIA                                                                                        6,783                     392,464
 MGIC Investment                                                                             4,666                     300,071
                                                                                                                     1,093,451
FOOD-CONFECTIONERY (0.25%)
 Hershey Foods                                                                              11,663                     591,197
 Wm. Wrigley Jr.                                                                            10,644                     696,118
                                                                                                                     1,287,315
FOOD-FLOUR & GRAIN (0.11%)
 Archer Daniels Midland                                                                     30,829                     597,158
FOOD-MISCELLANEOUS/DIVERSIFIED (0.87%)
 Campbell Soup                                                                              19,440                     521,770
 ConAgra Foods                                                                              25,026                     660,686
 General Mills                                                                              18,006                     796,765
 H.J. Heinz                                                                                 16,550                     601,593
 Kellogg                                                                                    19,579                     841,897
 McCormick                                                                                   6,491                     229,976
 Sara Lee                                                                                   37,570                     874,630
                                                                                                                     4,527,317
FOOD-RETAIL (0.26%)
 Albertson's                                                                                17,419                     397,327
 Kroger /1/                                                                                 35,005                     528,926
 Safeway /1/                                                                                21,166                     386,068
 Winn-Dixie Stores                                                                           6,727                      23,141
                                                                                                                     1,335,462
FOOD-WHOLESALE & DISTRIBUTION (0.22%)
 Supervalu                                                                                   6,439                     189,886
 Sysco                                                                                      30,284                     977,265
                                                                                                                     1,167,151
FORESTRY (0.06%)
 Plum Creek Timber                                                                           8,681                     315,033
GAS-DISTRIBUTION (0.16%)
 KeySpan                                                                                     7,586                     303,060
 Nicor                                                                                       2,086                      78,267
 Peoples Energy                                                                              1,782                      76,234
 Sempra Energy                                                                              10,978                     368,202
                                                                                                                       825,763
GOLD MINING (0.19%)
 Newmont Mining                                                                             20,998                     997,825
HEALTH CARE COST CONTAINMENT (0.20%)
 Caremark Rx /1/                                                                            22,069                     661,408
 McKesson                                                                                   13,904                     370,681
                                                                                                                     1,032,089
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME DECORATION PRODUCTS (0.05%)
                                                                                                                 $
 Newell Rubbermaid                                                                          13,019                     280,690
HOME FURNISHINGS (0.05%)
 Leggett & Platt                                                                             9,078                     255,364
HOTELS & MOTELS (0.27%)
 Hilton Hotels                                                                              18,231                     362,797
 Marriott International                                                                     10,840                     590,672
 Starwood Hotels & Resorts Worldwide                                                         9,858                     470,522
                                                                                                                     1,423,991
HUMAN RESOURCES (0.04%)
 Robert Half International                                                                   8,160                     216,485
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                                                        11,335                     166,511
INDEPENDENT POWER PRODUCER (0.01%)
 Calpine /1/                                                                                25,234                      62,833
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
 Rockwell International                                                                      8,729                     363,912
INDUSTRIAL GASES (0.23%)
 Air Products & Chemicals                                                                   10,764                     572,429
 Praxair                                                                                    15,388                     649,374
                                                                                                                     1,221,803
INSTRUMENTS-CONTROLS (0.22%)
 Johnson Controls                                                                            9,010                     516,724
 Parker Hannifin                                                                             5,656                     399,483
 Thermo Electron /1/                                                                         7,732                     224,228
                                                                                                                     1,140,435
INSTRUMENTS-SCIENTIFIC (0.18%)
 Applied Biosystems Group                                                                    9,558                     182,367
 Fisher Scientific International /1/                                                         5,443                     312,210
 Millipore /1/                                                                               2,348                     107,985
 PerkinElmer                                                                                 6,068                     124,637
 Waters /1/                                                                                  5,598                     231,141
                                                                                                                       958,340
INSURANCE BROKERS (0.19%)
 Aon                                                                                        14,958                     305,293
 Marsh & McLennan                                                                           24,657                     682,012
                                                                                                                       987,305
INTERNET BROKERS (0.04%)
 E*trade Group /1/                                                                          17,678                     228,046
INTERNET SECURITY (0.16%)
 Symantec /1/                                                                               14,926                     849,886
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.26%)
 Federated Investors                                                                         5,133                     148,806
 Franklin Resources                                                                         11,810                     715,922
 Janus Capital Group                                                                        11,336                     172,874
 T. Rowe Price Group                                                                         6,027                     336,126
                                                                                                                     1,373,728
LEISURE & RECREATION PRODUCTS (0.04%)
 Brunswick                                                                                   4,527                     212,407
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.49%)
                                                                                                                 $
 Aflac                                                                                      24,019                     861,802
 Jefferson-Pilot                                                                             6,463                     312,098
 Lincoln National                                                                            8,334                     365,029
 Principal Financial Group /3/                                                              14,843                     560,472
 Torchmark                                                                                   5,194                     280,580
 UnumProvident                                                                              14,038                     191,759
                                                                                                                     2,571,740
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                                                      8,107                     349,736
MACHINERY-CONSTRUCTION & MINING (0.25%)
 Caterpillar                                                                                16,232                   1,307,325
MACHINERY-FARM (0.13%)
 Deere                                                                                      11,752                     702,535
MACHINERY-GENERAL INDUSTRY (0.11%)
 Ingersoll-Rand                                                                              8,208                     561,756
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                                                 11,075                     234,569
MEDICAL INSTRUMENTS (1.25%)
 Biomet                                                                                     12,030                     561,560
 Boston Scientific /1/                                                                      39,886                   1,407,976
 Guidant                                                                                    14,898                     992,505
 Medtronic                                                                                  57,280                   2,927,581
 St. Jude Medical /1/                                                                        8,382                     641,809
                                                                                                                     6,531,431
MEDICAL LABORATORY & TESTING SERVICE (0.08%)
 Quest Diagnostics                                                                           4,825                     422,381
MEDICAL PRODUCTS (2.20%)
 Baxter International                                                                       29,117                     895,639
 Becton Dickinson                                                                           11,866                     622,965
 Johnson & Johnson                                                                         140,576                   8,206,827
 Stryker                                                                                    19,003                     818,839
 Zimmer Holdings /1/                                                                        11,605                     900,432
                                                                                                                    11,444,702
MEDICAL-BIOMEDICAL/GENE (1.00%)
 Amgen /1/                                                                                  59,961                   3,405,785
 Biogen Idec /1/                                                                            16,026                     932,072
 Chiron /1/                                                                                  8,890                     288,214
 Genzyme /1/                                                                                10,797                     566,518
                                                                                                                     5,192,589
MEDICAL-DRUGS (5.25%)
 Abbott Laboratories                                                                        73,939                   3,152,019
 Allergan                                                                                    6,238                     446,391
 Bristol-Myers Squibb                                                                       92,127                   2,158,536
 Eli Lilly                                                                                  53,546                   2,940,211
 Forest Laboratories /1/                                                                    17,536                     782,106
 King Pharmaceuticals /1/                                                                   11,440                     124,810
 Medimmune /1/                                                                              11,804                     335,470
 Merck                                                                                     105,082                   3,290,117
 Pfizer                                                                                    357,620                  10,353,099
 Schering-Plough                                                                            69,734                   1,262,883
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                                                 $
 Wyeth                                                                                      63,171                   2,504,730
                                                                                                                    27,350,372
MEDICAL-GENERIC DRUGS (0.07%)
 Mylan Laboratories                                                                         12,727                     219,159
 Watson Pharmaceutical /1/                                                                   5,183                     145,279
                                                                                                                       364,438
MEDICAL-HMO (0.84%)
 Aetna                                                                                       7,272                     690,840
 Anthem /1/                                                                                  6,611                     531,524
 Humana /1/                                                                                  7,548                     144,544
 UnitedHealth Group                                                                         31,481                   2,279,225
 Wellpoint Health Networks /1/                                                               7,438                     726,395
                                                                                                                     4,372,528
MEDICAL-HOSPITALS (0.25%)
 HCA                                                                                        22,859                     839,611
 Health Management Associates                                                               11,527                     238,148
 Tenet Healthcare /1/                                                                       22,076                     236,655
                                                                                                                     1,314,414
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                                                  4,141                     135,576
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.24%)
 AmerisourceBergen                                                                           5,324                     293,033
 Cardinal Health                                                                            20,384                     952,952
                                                                                                                     1,245,985
METAL PROCESSORS & FABRICATION (0.02%)
 Worthington Industries                                                                      4,134                      82,060
METAL-ALUMINUM (0.26%)
 Alcoa                                                                                      41,196                   1,338,870
METAL-COPPER (0.07%)
 Phelps Dodge                                                                                4,451                     389,641
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoran Copper & Gold                                                              8,384                     303,668
MISCELLANEOUS INVESTING (0.40%)
 Apartment Investment & Management                                                           4,482                     164,444
 Equity Office Properties Trust                                                             19,082                     536,586
 Equity Residential Properties Trust                                                        13,292                     443,288
 Prologis Trust                                                                              8,610                     335,618
 Simon Property Group                                                                       10,471                     610,669
                                                                                                                     2,090,605
MONEY CENTER BANKS (2.91%)
 Bank of America                                                                           192,650                   8,628,794
 JP Morgan Chase                                                                           168,704                   6,511,974
                                                                                                                    15,140,768
MOTORCYCLE & MOTOR SCOOTER (0.15%)
 Harley-Davidson                                                                            13,975                     804,541
MULTI-LINE INSURANCE (2.67%)
 Allstate                                                                                   32,820                   1,578,314
 American International Group                                                              123,396                   7,491,371
 Cigna                                                                                       6,513                     413,315
 Cincinnati Financial                                                                        7,971                     332,789
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                                                 $
 Hartford Financial Services Group                                                          13,885                     811,995
 Loews                                                                                       8,784                     526,162
 MetLife                                                                                    35,527                   1,362,460
 Prudential Financial                                                                       24,580                   1,142,233
 Safeco                                                                                      5,963                     275,729
                                                                                                                    13,934,368
MULTIMEDIA (2.11%)
 Gannett                                                                                    12,603                   1,045,419
 McGraw-Hill                                                                                 8,998                     776,078
 Meredith                                                                                    2,379                     116,571
 Time Warner /1/                                                                           216,560                   3,603,558
 Viacom                                                                                     82,167                   2,998,274
 Walt Disney                                                                                97,309                   2,454,133
                                                                                                                    10,994,033
NETWORKING PRODUCTS (1.40%)
 Cisco Systems /1/                                                                         320,238                   6,151,772
 Lucent Technologies /1/                                                                   204,105                     724,573
 Network Appliance /1/                                                                      16,939                     414,497
                                                                                                                     7,290,842
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Allied Waste Industries /1/                                                                15,070                     122,971
 Waste Management                                                                           27,463                     782,146
                                                                                                                       905,117
OFFICE AUTOMATION & EQUIPMENT (0.20%)
 Pitney Bowes                                                                               10,946                     478,887
 Xerox /1/                                                                                  39,741                     586,975
                                                                                                                     1,065,862
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                                                              5,231                     318,254
OIL & GAS DRILLING (0.25%)
 Nabors Industries /1/                                                                       7,045                     346,050
 Noble /1/                                                                                   6,341                     289,657
 Rowan /1/                                                                                   5,058                     129,131
 Transocean Sedco Forex /1/                                                                 15,195                     535,624
                                                                                                                     1,300,462
OIL COMPANY-EXPLORATION & PRODUCTION (0.77%)
 Anadarko Petroleum                                                                         11,850                     799,283
 Apache                                                                                     15,439                     782,757
 Burlington Resources                                                                       18,696                     775,884
 Devon Energy                                                                               11,449                     846,883
 EOG Resources                                                                               5,581                     371,471
 Kerr-McGee                                                                                  7,151                     423,482
                                                                                                                     3,999,760
OIL COMPANY-INTEGRATED (4.95%)
 Amerada Hess                                                                                4,316                     348,344
 ChevronTexaco                                                                             100,888                   5,353,117
 ConocoPhillips                                                                             32,619                   2,750,108
 Exxon Mobil                                                                               308,114                  15,165,371
 Marathon Oil                                                                               16,389                     624,585
 Occidental Petroleum                                                                       18,551                   1,035,702
 Unocal                                                                                     12,538                     523,462
                                                                                                                    25,800,689
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.19%)
                                                                                                                 $
 Ashland                                                                                     3,365                     193,891
 Sunoco                                                                                      3,567                     265,242
 Valero Energy                                                                              12,109                     520,324
                                                                                                                       979,457
OIL-FIELD SERVICES (0.69%)
 Baker Hughes                                                                               15,806                     676,971
 BJ Services                                                                                 7,649                     390,099
 Halliburton                                                                                20,911                     774,543
 Schlumberger                                                                               27,967                   1,760,243
                                                                                                                     3,601,856
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                                                               2,518                     153,497
PAPER & RELATED PRODUCTS (0.52%)
 Boise Cascade                                                                               4,169                     123,069
 Georgia-Pacific                                                                            12,226                     422,897
 International Paper                                                                        23,030                     886,885
 Louisiana-Pacific                                                                           5,174                     126,815
 MeadWestvaco                                                                                9,557                     301,332
 Temple-Inland                                                                               2,638                     155,959
 Weyerhaeuser                                                                               11,340                     710,338
                                                                                                                     2,727,295
PHARMACY SERVICES (0.13%)
 Express Scripts /1/                                                                         3,674                     235,136
 Medco Health Solutions /1/                                                                 12,887                     436,998
                                                                                                                       672,134
PHOTO EQUIPMENT & SUPPLIES (0.08%)
 Eastman Kodak                                                                              13,573                     410,990
PIPELINES (0.20%)
 Dynegy /1/                                                                                 17,975                      88,617
 El Paso                                                                                    30,358                     271,401
 Kinder Morgan                                                                               5,850                     376,564
 Williams                                                                                   26,306                     329,088
                                                                                                                     1,065,670
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                                                                   9,490                     182,967
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                                                                      10,376                     326,325
PROPERTY & CASUALTY INSURANCE (0.69%)
 ACE                                                                                        13,451                     511,945
 Chubb                                                                                       9,045                     652,416
 Progressive                                                                                 9,480                     886,854
 St. Paul                                                                                   31,674                   1,075,649
 XL Capital                                                                                  6,553                     475,092
                                                                                                                     3,601,956
PUBLICLY TRADED INVESTMENT FUND (0.45%)
 iShares S&P 500 Index Fund                                                                 20,860                   2,363,855
PUBLISHING-NEWSPAPERS (0.26%)
 Dow Jones                                                                                   3,877                     171,557
 Knight Ridder                                                                               3,666                     251,231
 New York Times                                                                              6,953                     278,468
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (CONTINUED)
                                                                                                                 $
 Tribune                                                                                    15,073                     651,153
                                                                                                                     1,352,409
REGIONAL BANKS (3.11%)
 Comerica                                                                                    8,117                     499,277
 Fifth Third Bancorp                                                                        26,992                   1,327,736
 Huntington Bancshares                                                                      10,878                     260,528
 KeyCorp                                                                                    19,266                     647,145
 National City                                                                              31,388                   1,223,190
 PNC Financial Services Group                                                               13,373                     699,408
 SunTrust Banks                                                                             16,945                   1,192,589
 U.S. Bancorp                                                                               89,006                   2,546,462
 Wachovia                                                                                   62,014                   3,051,709
 Wells Fargo                                                                                79,978                   4,776,286
                                                                                                                    16,224,330
RETAIL-APPAREL & SHOE (0.33%)
 Gap                                                                                        42,803                     855,204
 Limited                                                                                    22,381                     554,601
 Nordstrom                                                                                   6,650                     287,147
                                                                                                                     1,696,952
RETAIL-AUTO PARTS (0.06%)
 Autozone /1/                                                                                3,937                     322,086
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                                                             12,626                     217,546
RETAIL-BEDDING (0.11%)
 Bed Bath & Beyond /1/                                                                      14,235                     580,646
RETAIL-BUILDING PRODUCTS (1.22%)
 Home Depot                                                                                103,980                   4,271,498
 Lowe's                                                                                     36,925                   2,078,139
                                                                                                                     6,349,637
RETAIL-CONSUMER ELECTRONICS (0.25%)
 Best Buy                                                                                   15,392                     911,514
 Circuit City Stores                                                                         9,414                     152,978
 RadioShack                                                                                  7,560                     226,271
                                                                                                                     1,290,763
RETAIL-DISCOUNT (2.91%)
 Big Lots /1/                                                                                5,455                      67,587
 Costco Wholesale                                                                           21,842                   1,047,106
 Dollar General                                                                             15,553                     299,395
 Family Dollar Stores                                                                        7,969                     235,484
 Target                                                                                     42,783                   2,140,006
 TJX                                                                                        23,148                     555,089
 Wal-Mart Stores                                                                           200,934                  10,834,361
                                                                                                                    15,179,028
RETAIL-DRUG STORE (0.49%)
 CVS                                                                                        18,916                     822,089
 Walgreen                                                                                   48,523                   1,741,491
                                                                                                                     2,563,580
RETAIL-JEWELRY (0.04%)
 Tiffany                                                                                     6,920                     202,964
RETAIL-MAJOR DEPARTMENT STORE (0.23%)
 J.C. Penney                                                                                13,649                     472,119
 May Department Stores                                                                      13,802                     359,680
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (CONTINUED)
                                                                                                                 $
 Sears Roebuck                                                                              10,041                     351,435
                                                                                                                     1,183,234
RETAIL-OFFICE SUPPLIES (0.18%)
 Office Depot /1/                                                                           14,836                     240,195
 Staples                                                                                    23,565                     700,823
                                                                                                                       941,018
RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
 Dillards                                                                                    3,954                      81,018
 Federated Department Stores                                                                 8,515                     429,582
 Kohl's /1/                                                                                 16,182                     821,398
                                                                                                                     1,331,998
RETAIL-RESTAURANTS (0.71%)
 Darden Restaurants                                                                          7,473                     183,089
 McDonald's                                                                                 59,497                   1,734,338
 Starbucks /1/                                                                              18,824                     995,413
 Wendy's International                                                                       5,378                     179,464
 Yum! Brands                                                                                13,761                     598,603
                                                                                                                     3,690,907
RETAIL-TOY STORE (0.04%)
 Toys R Us /1/                                                                              10,133                     182,495
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                                                        3,543                      69,018
 Goodyear Tire & Rubber /1/                                                                  8,304                      83,704
                                                                                                                       152,722
SAVINGS & LOANS-THRIFTS (0.54%)
 Golden West Financial                                                                       7,235                     845,916
 Sovereign Bancorp                                                                          16,256                     351,942
 Washington Mutual                                                                          41,325                   1,599,691
                                                                                                                     2,797,549
SCHOOLS (0.12%)
 Apollo Group /1/                                                                            9,134                     602,844
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.37%)
 Analog Devices                                                                             17,920                     721,459
 Linear Technology                                                                          14,563                     551,647
 Maxim Integrated Products                                                                  15,379                     676,522
                                                                                                                     1,949,628
SEMICONDUCTOR EQUIPMENT (0.39%)
 Applied Materials /1/                                                                      80,431                   1,294,939
 Kla-Tencor /1/                                                                              9,299                     423,383
 Novellus Systems /1/                                                                        6,761                     175,178
 Teradyne /1/                                                                                9,193                     152,236
                                                                                                                     2,045,736
STEEL PRODUCERS (0.10%)
 Nucor                                                                                       7,506                     316,978
 United States Steel                                                                         5,369                     197,150
                                                                                                                       514,128
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                                                                      4,512                      75,847
TELECOMMUNICATION EQUIPMENT (0.76%)
 ADC Telecommunications /1/                                                                 38,311                      84,667
 Andrew /1/                                                                                  7,615                     106,458
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                                                                 $
 Comverse Technology /1/                                                                     9,265                     191,230
 Qualcomm                                                                                   77,093                   3,223,258
 Scientific-Atlanta                                                                          7,253                     198,660
 Tellabs /1/                                                                                19,712                     157,696
                                                                                                                     3,961,969
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.20%)
 CIENA /1/                                                                                  26,956                      66,581
 Corning /1/                                                                                66,005                     755,757
 JDS Uniphase /1/                                                                           68,208                     216,220
                                                                                                                     1,038,558
TELECOMMUNICATION SERVICES (0.06%)
 Avaya /1/                                                                                  21,437                     308,693
TELEPHONE-INTEGRATED (2.88%)
 ALLTEL                                                                                     14,599                     801,923
 AT&T                                                                                       37,639                     644,003
 BellSouth                                                                                  86,707                   2,312,476
 CenturyTel                                                                                  6,394                     205,183
 Citizens Communications                                                                    15,703                     210,420
 Qwest Communications International /1/                                                     85,966                     294,004
 SBC Communications                                                                        156,941                   3,964,330
 Sprint                                                                                     68,796                   1,441,276
 Verizon Communications                                                                    131,120                   5,126,792
                                                                                                                    15,000,407
TELEVISION (0.09%)
 Univision Communications /1/                                                               15,277                     472,976
THERAPEUTICS (0.14%)
 Gilead Sciences /1/                                                                        20,392                     706,175
TOBACCO (1.06%)
 Altria Group                                                                               97,176                   4,709,149
 Reynolds American                                                                           7,009                     482,640
 UST                                                                                         7,825                     322,077
                                                                                                                     5,513,866
TOOLS-HAND HELD (0.11%)
 Black & Decker                                                                              3,795                     304,663
 Snap-On                                                                                     2,737                      80,413
 Stanley Works                                                                               3,878                     172,648
                                                                                                                       557,724
TOYS (0.09%)
 Hasbro                                                                                      8,375                     148,154
 Mattel                                                                                     19,612                     343,406
                                                                                                                       491,560
TRANSPORT-RAIL (0.48%)
 Burlington Northern Santa Fe                                                               17,637                     737,403
 CSX                                                                                        10,173                     371,314
 Norfolk Southern                                                                           18,645                     632,998
 Union Pacific                                                                              12,277                     773,083
                                                                                                                     2,514,798
TRANSPORT-SERVICES (1.06%)
 FedEx                                                                                      14,227                   1,296,364
 United Parcel Service                                                                      53,252                   4,216,494
                                                                                                                     5,512,858
                                                                          Shares

                                                                          Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRAVEL SERVICES (0.03%)
                                                                                                                 $
 Sabre Holdings                                                                              6,500                     139,815
TRUCKING & LEASING (0.03%)
 Ryder System                                                                                3,049                     152,755
WEB PORTALS (0.45%)
 Yahoo /1/                                                                                  64,439                   2,332,047
WIRELESS EQUIPMENT (0.37%)
 Motorola                                                                                  111,894                   1,931,290
                                                                               TOTAL COMMON STOCKS                 500,728,421

                                                                          Principal

                                                                          Amount                                    Value

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.56%)
FINANCE-MORTGAGE LOAN/BANKER (3.56%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                                                       $                         $
  1.69%; 11/01/04                                                                       18,565,756                  18,565,755
                                                                            TOTAL COMMERCIAL PAPER                  18,565,755
                                                                                                                  ------------

                                                              TOTAL PORTFOLIO INVESTMENTS (99.65%)                 519,294,176
CASH AND RECEIVABLES, NET OF LIABILITIES (0.35%)                                                                     1,804,406
                                                                        TOTAL NET ASSETS (100.00%)                $521,098,582
                                                                                                                 ----------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                                OCTOBER 31, 2004

   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
65 S&P 500        Buy       $18,207,360   $18,367,375     $160,015
December, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.
/3 /Affiliated security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 50,363,495
Unrealized Depreciation                       (25,182,819)
                                             ------------
Net Unrealized Appreciation (Depreciation)     25,180,676
Cost for federal income tax purposes         $494,113,500



                   INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                           Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Consumer, Non-cyclical            $105,305,848                 19.59%
 Financial                           96,859,326                 18.01
 Technology                          62,346,909                 11.60
 Industrial                          57,238,051                 10.64
 Communications                      54,729,579                 10.18
 Consumer, Cyclical                  50,514,473                  9.39
 Energy                              36,554,003                  6.80
 Government                          23,948,466                  4.45
 Futures Contracts                   18,367,375                  3.42
 Utilities                           14,825,149                  2.76
 Basic Materials                     14,608,517                  2.72
 Funds                                2,363,855                  0.44
                   TOTAL           $537,661,551                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP VALUE FUND

                                OCTOBER 31, 2004

                                                                            Shares

                                                                            Held                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.82%)
AEROSPACE & DEFENSE (0.66%)
                                                                                                               $
 Northrop Grumman                                                                          15,680                   811,440
AEROSPACE & DEFENSE EQUIPMENT (2.14%)
 General Dynamics                                                                          13,630                 1,391,896
 United Technologies                                                                       13,200                 1,225,224
                                                                                                                  2,617,120
AIRLINES (0.36%)
 ExpressJet Holdings /1/                                                                   39,880                   443,466
APPAREL MANUFACTURERS (0.28%)
 Polo Ralph Lauren                                                                          9,440                   348,619
APPLICATIONS SOFTWARE (0.69%)
 Microsoft                                                                                 30,130                   843,339
ATHLETIC FOOTWEAR (0.51%)
 Nike                                                                                       7,730                   628,526
AUTO-CARS & LIGHT TRUCKS (0.57%)
 Ford Motor                                                                                53,150                   692,545
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.79%)
 Paccar                                                                                    13,920                   964,795
BEVERAGES-NON-ALCOHOLIC (0.48%)
 Coca-Cola                                                                                 14,330                   582,658
BROADCASTING SERVICES & PROGRAMMING (0.30%)
 Fox Entertainment Group /1/                                                               12,500                   370,750
BUILDING-RESIDENTIAL & COMMERCIAL (1.24%)
 MDC Holdings                                                                              11,640                   893,370
 Pulte                                                                                     11,300                   620,144
                                                                                                                  1,513,514
CABLE TV (0.82%)
 Comcast /1/                                                                               30,600                   902,700
 Mediacom Communications /1/                                                               14,605                    95,663
                                                                                                                    998,363
CELLULAR TELECOMMUNICATIONS (1.05%)
 Nextel Partners /1/                                                                       29,270                   492,907
 Western Wireless /1/                                                                      26,960                   785,614
                                                                                                                  1,278,521
CHEMICALS-SPECIALTY (1.05%)
 Lubrizol                                                                                  12,220                   424,401
 Sigma-Aldrich                                                                             15,340                   853,517
                                                                                                                  1,277,918
COAL (0.43%)
 Peabody Energy                                                                             8,170                   521,083
COMMERCIAL BANKS (3.02%)
 City National                                                                             11,930                   821,977
 Fremont General                                                                           15,600                   335,400
 Marshall & Ilsley                                                                         26,550                 1,114,304
 R&G Financial                                                                              9,010                   338,956
 UnionBanCal                                                                               17,839                 1,083,719
                                                                                                                  3,694,356
COMPUTER AIDED DESIGN (0.64%)
 Autodesk                                                                                  14,930                   787,557
                                                                            Shares

                                                                            Held                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (0.68%)
                                                                                                               $
 International Business Machines                                                            9,310                   835,572
COMPUTERS-INTEGRATED SYSTEMS (0.48%)
 Brocade Communications Systems /1/                                                        86,730                   588,897
CONTAINERS-METAL & GLASS (0.62%)
 Ball                                                                                      18,958                   755,476
COSMETICS & TOILETRIES (1.64%)
 Avon Products                                                                             20,280                   802,074
 Procter & Gamble                                                                          23,490                 1,202,218
                                                                                                                  2,004,292
DIRECT MARKETING (0.70%)
 Harte-Hanks                                                                               33,100                   851,994
DIVERSIFIED MANUFACTURING OPERATIONS (3.68%)
 General Electric                                                                         131,846                 4,498,586
ELECTRIC-INTEGRATED (4.26%)
 Constellation Energy Group                                                                14,020                   569,492
 Edison International                                                                      36,460                 1,112,030
 Exelon                                                                                    22,390                   887,092
 MDU Resources Group                                                                       33,130                   849,784
 PPL                                                                                        9,790                   509,080
 TXU                                                                                       20,990                 1,285,008
                                                                                                                  5,212,486
ELECTRONIC CONNECTORS (0.61%)
 Amphenol /1/                                                                              21,680                   744,274
ELECTRONIC MEASUREMENT INSTRUMENTS (0.43%)
 Tektronix                                                                                 17,380                   527,135
ENGINES-INTERNAL COMBUSTION (1.10%)
 Briggs & Stratton                                                                         11,500                   825,815
 Cummins Engine                                                                             7,360                   515,789
                                                                                                                  1,341,604
ENTERPRISE SOFTWARE & SERVICE (0.51%)
 Oracle /1/                                                                                49,560                   627,430
FINANCE-AUTO LOANS (0.26%)
 WFS Financial /1/                                                                          7,300                   321,638
FINANCE-CREDIT CARD (1.91%)
 Capital One Financial                                                                     16,460                 1,214,090
 MBNA                                                                                      43,870                 1,124,388
                                                                                                                  2,338,478
FINANCE-INVESTMENT BANKER & BROKER (6.48%)
 Citigroup                                                                                 72,574                 3,220,108
 Goldman Sachs Group                                                                       13,242                 1,302,748
 Lehman Brothers Holdings                                                                  16,279                 1,337,320
 Merrill Lynch                                                                             14,970                   807,482
 Morgan Stanley                                                                            24,460                 1,249,661
                                                                                                                  7,917,319
FINANCIAL GUARANTEE INSURANCE (0.83%)
 MGIC Investment                                                                           15,700                 1,009,667
FOOD-FLOUR & GRAIN (1.01%)
 Archer Daniels Midland                                                                    63,660                 1,233,094
                                                                            Shares

                                                                            Held                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GARDEN PRODUCTS (0.37%)
                                                                                                               $
 Toro                                                                                       6,550                   447,038
GAS-DISTRIBUTION (0.77%)
 Energen                                                                                   17,470                   939,537
HOTELS & MOTELS (0.45%)
 Starwood Hotels & Resorts Worldwide                                                       11,420                   545,077
HUMAN RESOURCES (0.31%)
 Robert Half International                                                                 14,126                   374,763
INSTRUMENTS-SCIENTIFIC (0.30%)
 Applied Biosystems Group                                                                  19,050                   363,474
INTERNET FINANCIAL SERVICES (0.45%)
 IndyMac Bancorp                                                                           17,180                   554,227
LIFE & HEALTH INSURANCE (1.90%)
 AmerUs Group                                                                               8,500                   355,130
 Jefferson-Pilot                                                                           21,170                 1,022,299
 Lincoln National                                                                           7,960                   348,648
 UnumProvident                                                                             44,000                   601,040
                                                                                                                  2,327,117
MACHINERY TOOLS & RELATED PRODUCTS (0.50%)
 Lincoln Electric Holdings                                                                 18,180                   606,848
MACHINERY-FARM (0.97%)
 Deere                                                                                     19,750                 1,180,655
MEDICAL PRODUCTS (0.65%)
 Zimmer Holdings /1/                                                                       10,300                   799,177
MEDICAL-BIOMEDICAL/GENE (0.29%)
 Affymetrix /1/                                                                            11,560                   352,580
MEDICAL-GENERIC DRUGS (0.50%)
 Eon Labs /1/                                                                              24,870                   612,051
MEDICAL-HMO (0.47%)
 Aetna                                                                                      6,040                   573,800
METAL-ALUMINUM (0.64%)
 Century Aluminum /1/                                                                      33,940                   785,372
MISCELLANEOUS INVESTING (2.53%)
 Archstone-Smith Trust                                                                     10,520                   352,946
 Equity Residential Properties Trust                                                       22,000                   733,700
 Kimco Realty                                                                              15,980                   871,709
 Prologis Trust                                                                            13,610                   530,518
 Ventas                                                                                    22,560                   606,864
                                                                                                                  3,095,737
MONEY CENTER BANKS (4.20%)
 Bank of America                                                                           57,454                 2,573,364
 JP Morgan Chase                                                                           66,238                 2,556,787
                                                                                                                  5,130,151
MULTI-LINE INSURANCE (1.93%)
 American International Group                                                              18,580                 1,127,992
 Hartford Financial Services Group                                                         13,000                   760,240
 MetLife                                                                                   12,200                   467,870
                                                                                                                  2,356,102
                                                                            Shares

                                                                            Held                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (2.54%)
                                                                                                               $
 McGraw-Hill                                                                                7,500                   646,875
 Time Warner /1/                                                                           94,520                 1,572,813
 Walt Disney                                                                               35,240                   888,753
                                                                                                                  3,108,441
NETWORKING PRODUCTS (0.41%)
 Juniper Networks /1/                                                                      18,800                   500,268
OIL COMPANY-EXPLORATION & PRODUCTION (2.47%)
 Apache                                                                                    23,710                 1,202,097
 Burlington Resources                                                                      25,080                 1,040,820
 Devon Energy                                                                              10,490                   775,945
                                                                                                                  3,018,862
OIL COMPANY-INTEGRATED (9.55%)
 Amerada Hess                                                                               5,930                   478,610
 ChevronTexaco                                                                             37,594                 1,994,738
 ConocoPhillips                                                                            18,369                 1,548,690
 Exxon Mobil                                                                              103,009                 5,070,103
 Marathon Oil                                                                              21,200                   807,932
 Occidental Petroleum                                                                      31,793                 1,775,003
                                                                                                                 11,675,076
OPTICAL SUPPLIES (0.61%)
 Bausch & Lomb                                                                             12,290                   749,198
PAPER & RELATED PRODUCTS (1.36%)
 Georgia-Pacific                                                                           22,580                   781,042
 Louisiana-Pacific                                                                         36,230                   887,997
                                                                                                                  1,669,039
PIPELINES (1.46%)
 National Fuel Gas                                                                         31,430                   880,669
 Questar                                                                                   18,921                   908,208
                                                                                                                  1,788,877
POULTRY (0.28%)
 Pilgrims Pride                                                                            12,530                   338,811
PROPERTY & CASUALTY INSURANCE (0.88%)
 Chubb                                                                                     10,190                   735,005
 State Auto Financial                                                                      11,860                   337,417
                                                                                                                  1,072,422
PUBLICLY TRADED INVESTMENT FUND (4.84%)
 iShares Russell 1000 Value Index Fund                                                     96,100                 5,914,955
PUBLISHING-NEWSPAPERS (0.28%)
 Journal Register /1/                                                                      18,450                   346,860
RECYCLING (0.29%)
 Metal Management /1/                                                                      19,579                   356,338
REGIONAL BANKS (6.51%)
 Comerica                                                                                   5,770                   354,913
 Huntington Bancshares                                                                     38,490                   921,836
 KeyCorp                                                                                   40,860                 1,372,487
 National City                                                                             23,700                   923,589
 PNC Financial Services Group                                                              10,880                   569,024
 U.S. Bancorp                                                                              45,350                 1,297,463
 Wachovia                                                                                  20,234                   995,715
                                                                            Shares

                                                                            Held                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                                                               $
 Wells Fargo                                                                               25,550                 1,525,846
                                                                                                                  7,960,873
RETAIL-CONSUMER ELECTRONICS (0.37%)
 RadioShack                                                                                14,966                   447,932
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Neiman Marcus Group                                                                       12,100                   736,043
RETAIL-RESTAURANTS (1.77%)
 McDonald's                                                                                48,830                 1,423,394
 Yum! Brands                                                                               17,100                   743,850
                                                                                                                  2,167,244
STEEL PRODUCERS (0.27%)
 Schnitzer Steel Industries                                                                11,494                   324,706
TELECOMMUNICATION SERVICES (0.42%)
 PTEK Holdings /1/                                                                         52,070                   518,617
TELEPHONE-INTEGRATED (3.68%)
 AT&T                                                                                      27,340                   467,788
 SBC Communications                                                                        70,470                 1,780,072
 Verizon Communications                                                                    57,501                 2,248,289
                                                                                                                  4,496,149
TOBACCO (1.07%)
 Altria Group                                                                              26,880                 1,302,605
TRANSPORT-AIR FREIGHT (0.92%)
 CNF                                                                                       25,830                 1,130,837
WIRELESS EQUIPMENT (0.78%)
 Motorola                                                                                  55,060                   950,336
                                                                              TOTAL COMMON STOCKS               120,800,707

















                                                                            Principal

                                                                            Amount                                Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.01%)
FINANCE-MORTGAGE LOAN/BANKER (1.01%)
 Investment in Joint Trading Account;
                                                 Federal Home Loan Bank
                                                                                        $                      $
  1.69%; 11/01/04                                                                       1,234,239                 1,234,239
                                                                           TOTAL COMMERCIAL PAPER                 1,234,239
                                                                                                               ------------

                                                             TOTAL PORTFOLIO INVESTMENTS (99.83%)               122,034,946
CASH AND RECEIVABLES, NET OF LIABILITIES (0.17%)                                                                    210,466
                                                                       TOTAL NET ASSETS (100.00%)              $122,245,412
                                                                                                               ---------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  8,062,913
Unrealized Depreciation                        (1,894,950)
                                             ------------
Net Unrealized Appreciation (Depreciation)      6,167,963
Cost for federal income tax purposes         $115,866,983


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Financial                         $ 37,778,087                 30.96%
 Energy                              17,003,898                 13.93
 Industrial                          14,933,788                 12.24
 Communications                      13,420,298                 11.00
 Consumer, Cyclical                   8,934,799                  7.32
 Consumer, Non-cyclical               8,923,029                  7.31
 Utilities                            6,152,023                  5.04
 Funds                                5,914,955                  4.85
 Basic Materials                      4,057,035                  3.32
 Technology                           3,682,795                  3.02
 Government                           1,234,239                  1.01
                   TOTAL           $122,034,946                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND

                                OCTOBER 31, 2004

                                                                         Shares

                                                                         Held                                     Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (95.40%)
ADVERTISING AGENCIES (0.81%)
                                                                                                               $
 Interpublic Group /1/                                                                    56,651                    694,541
AEROSPACE & DEFENSE (1.11%)
 Raytheon                                                                                 16,980                    619,430
 Rockwell Collins                                                                          9,650                    342,286
                                                                                                                    961,716
AEROSPACE & DEFENSE EQUIPMENT (1.16%)
 Alliant Techsystems /1/                                                                  17,333                    996,474
AGRICULTURAL OPERATIONS (0.62%)
 Delta & Pine Land                                                                        20,225                    532,322
APPAREL MANUFACTURERS (0.75%)
 Polo Ralph Lauren                                                                        17,491                    645,943
APPLICATIONS SOFTWARE (0.96%)
 Intuit /1/                                                                               18,308                    830,451
AUDIO & VIDEO PRODUCTS (0.35%)
 Polycom /1/                                                                              14,693                    303,410
BEVERAGES-NON-ALCOHOLIC (0.46%)
 Coca-Cola Enterprises                                                                    19,004                    397,374
BROADCASTING SERVICES & PROGRAMMING (1.45%)
 Liberty Media /1/                                                                       140,200                  1,250,584
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.98%)
 Vulcan Materials                                                                         17,026                    847,554
BUILDING PRODUCTS-WOOD (0.54%)
 Rayonier                                                                                  9,781                    463,619
CABLE TV (0.21%)
 Liberty Media International /1/                                                           5,005                    180,430
CASINO HOTELS (1.45%)
 Harrah's Entertainment                                                                   21,323                  1,247,822
CASINO SERVICES (0.63%)
 International Game Technology                                                            16,383                    541,294
COMMERCIAL BANKS (5.66%)
 M&T Bank                                                                                 10,111                  1,041,433
 Marshall & Ilsley                                                                        12,819                    538,013
 North Fork Bancorp                                                                       22,835                  1,007,024
 TCF Financial                                                                            72,758                  2,293,332
                                                                                                                  4,879,802
COMMERCIAL SERVICE-FINANCE (2.10%)
 Dun & Bradstreet /1/                                                                     13,128                    742,520
 MoneyGram International                                                                  18,267                    339,766
 Paychex                                                                                  22,245                    729,502
                                                                                                                  1,811,788
COMMERCIAL SERVICES (3.67%)
 Arbitron /1/                                                                             30,303                  1,096,060
 Magellan Health Services /1/                                                             12,472                    466,453
 ServiceMaster                                                                            43,643                    560,376
 Weight Watchers International /1/                                                        28,921                  1,038,842
                                                                                                                  3,161,731
                                                                         Shares

                                                                         Held                                     Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (2.91%)
                                                                                                               $
 Ceridian /1/                                                                             39,811                    686,740
 DST Systems /1/                                                                          23,618                  1,059,267
 Sungard Data Systems /1/                                                                 13,977                    370,251
 Unisys /1/                                                                               36,949                    392,398
                                                                                                                  2,508,656
COMPUTERS-INTEGRATED SYSTEMS (2.75%)
 Diebold                                                                                  24,749                  1,184,240
 NCR /1/                                                                                  21,013                  1,184,082
                                                                                                                  2,368,322
COMPUTERS-MEMORY DEVICES (1.73%)
 Storage Technology /1/                                                                   55,233                  1,492,396
COMPUTERS-PERIPHERAL EQUIPMENT (1.02%)
 Lexmark International /1/                                                                10,617                    882,379
COSMETICS & TOILETRIES (0.38%)
 International Flavors & Fragrances                                                        8,295                    323,920
DATA PROCESSING & MANAGEMENT (1.13%)
 Certegy                                                                                   8,979                    317,408
 Reynolds & Reynolds                                                                      16,384                    403,210
 SEI Investments                                                                           7,097                    255,421
                                                                                                                    976,039
DENTAL SUPPLIES & EQUIPMENT (0.85%)
 Dentsply International                                                                   14,118                    734,277
DIVERSIFIED MANUFACTURING OPERATIONS (0.94%)
 Dover                                                                                    11,536                    453,019
 Lancaster Colony                                                                          8,300                    356,734
                                                                                                                    809,753
ELECTRIC-INTEGRATED (1.91%)
 Ameren                                                                                   20,320                    975,360
 Duquesne Light Holdings                                                                  10,426                    178,910
 Scana                                                                                    13,300                    493,430
                                                                                                                  1,647,700
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.07%)
 Gentex                                                                                   54,073                  1,784,950
FOOD-CANNED (0.96%)
 Del Monte Foods /1/                                                                      77,903                    832,004
FOOD-DAIRY PRODUCTS (0.44%)
 Dean Foods /1/                                                                           12,693                    378,886
FOOD-MISCELLANEOUS/DIVERSIFIED (0.84%)
 McCormick                                                                                20,347                    720,894
HEALTH CARE COST CONTAINMENT (0.71%)
 First Health Group /1/                                                                   38,494                    612,824
HOME FURNISHINGS (0.75%)
 Ethan Allen Interiors                                                                    16,983                    646,882
HOSPITAL BEDS & EQUIPMENT (0.93%)
 Hillenbrand Industries                                                                   16,161                    804,495
INSURANCE BROKERS (1.52%)
 Aon                                                                                      38,956                    795,092
                                                                         Shares

                                                                         Held                                     Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (CONTINUED)
                                                                                                               $
 Arthur J. Gallagher                                                                      18,303                    514,314
                                                                                                                  1,309,406
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.63%)
 Eaton Vance                                                                              10,817                    471,838
 Federated Investors                                                                      17,912                    519,269
 Nuveen Investments                                                                       13,092                    413,707
                                                                                                                  1,404,814
LIFE & HEALTH INSURANCE (1.53%)
 Aflac                                                                                    16,269                    583,732
 Torchmark                                                                                13,654                    737,589
                                                                                                                  1,321,321
LINEN SUPPLY & RELATED ITEMS (0.96%)
 Cintas                                                                                   19,132                    825,355
LOTTERY SERVICES (0.94%)
 GTECH Holdings                                                                           34,223                    810,058
MEDICAL INFORMATION SYSTEM (1.54%)
 IMS Health                                                                               62,661                  1,327,160
MEDICAL INSTRUMENTS (3.50%)
 Beckman Coulter                                                                          14,722                    875,959
 Biomet                                                                                   14,064                    656,508
 Edwards Lifesciences /1/                                                                 12,240                    418,363
 Guidant                                                                                  16,029                  1,067,852
                                                                                                                  3,018,682
MEDICAL LABORATORY & TESTING SERVICE (1.42%)
 Laboratory Corp. of America Holdings /1/                                                 26,650                  1,220,570
MEDICAL PRODUCTS (1.40%)
 Becton Dickinson                                                                         13,393                    703,133
 Varian Medical Systems /1/                                                               12,562                    504,364
                                                                                                                  1,207,497
MEDICAL-DRUGS (1.37%)
 Medimmune /1/                                                                            41,495                  1,179,288
MEDICAL-HMO (0.30%)
 Anthem /1/                                                                                3,198                    257,119
MEDICAL-HOSPITALS (0.38%)
 Health Management Associates                                                             15,877                    328,019
METAL-DIVERSIFIED (0.93%)
 Freeport-McMoran Copper & Gold                                                           22,043                    798,397
MISCELLANEOUS INVESTING (3.06%)
 AMB Property                                                                             16,806                    630,225
 Federal Realty Investment Trust                                                          11,806                    560,195
 Kimco Realty                                                                             16,377                    893,365
 Prologis Trust                                                                           14,303                    557,531
                                                                                                                  2,641,316
MULTI-LINE INSURANCE (0.85%)
 Loews                                                                                    12,309                    737,309
MULTIMEDIA (1.10%)
 Belo                                                                                     23,249                    540,539
 E.W. Scripps                                                                              8,636                    412,110
                                                                                                                    952,649
                                                                         Shares

                                                                         Held                                     Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (0.33%)
                                                                                                               $
 3Com /1/                                                                                 68,054                    281,744
NON-HAZARDOUS WASTE DISPOSAL (2.78%)
 Republic Services                                                                        53,695                  1,653,806
 Waste Management                                                                         26,059                    742,160
                                                                                                                  2,395,966
OFFICE AUTOMATION & EQUIPMENT (0.60%)
 Pitney Bowes                                                                             11,814                    516,863
OIL COMPANY-EXPLORATION & PRODUCTION (2.82%)
 Apache                                                                                   14,257                    722,830
 Burlington Resources                                                                      3,898                    161,767
 Pioneer Natural Resources                                                                20,573                    666,565
 XTO Energy                                                                               26,473                    883,669
                                                                                                                  2,434,831
OIL COMPANY-INTEGRATED (0.83%)
 Marathon Oil                                                                             18,845                    718,183
OIL-FIELD SERVICES (1.55%)
 BJ Services                                                                              16,073                    819,723
 Weatherford International /1/                                                             9,870                    515,806
                                                                                                                  1,335,529
PHOTO EQUIPMENT & SUPPLIES (0.74%)
 Eastman Kodak                                                                            20,964                    634,790
PIPELINES (2.01%)
 Equitable Resources                                                                      12,177                    673,388
 Questar                                                                                  22,063                  1,059,024
                                                                                                                  1,732,412
POWER CONVERTER & SUPPLY EQUIPMENT (0.82%)
 American Power Conversion                                                                36,840                    710,275
PROPERTY & CASUALTY INSURANCE (3.57%)
 Fidelity National Financial                                                              35,503                  1,339,883
 Leucadia National                                                                        14,174                    838,392
 Mercury General                                                                          17,517                    900,900
                                                                                                                  3,079,175
PUBLISHING-NEWSPAPERS (0.04%)
 Knight Ridder                                                                               466                     31,935
REAL ESTATE OPERATOR & DEVELOPER (0.95%)
 Catellus Development                                                                     20,266                    584,472
 Forest City Enterprises                                                                   4,299                    236,230
                                                                                                                    820,702
REINSURANCE (1.55%)
 Everest Re Group                                                                         16,868                  1,338,813
RETAIL-APPAREL & SHOE (0.69%)
 Ross Stores                                                                              22,496                    590,970
RETAIL-DISCOUNT (1.25%)
 TJX                                                                                      45,054                  1,080,395
RETAIL-JEWELRY (0.61%)
 Tiffany                                                                                  17,958                    526,708
RETAIL-REGIONAL DEPARTMENT STORE (0.76%)
 Neiman Marcus Group                                                                      10,714                    651,733
                                                                         Shares

                                                                         Held                                     Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (1.52%)
                                                                                                               $
 Yum! Brands                                                                              30,120                  1,310,220
TELEPHONE-INTEGRATED (2.30%)
 Citizens Communications                                                                 108,987                  1,460,426
 IDT /1/                                                                                  14,424                    199,339
 Telephone & Data Systems                                                                  4,331                    324,392
                                                                                                                  1,984,157
TEXTILE-HOME FURNISHINGS (1.22%)
 Mohawk Industries /1/                                                                    12,339                  1,049,802
TOBACCO (1.40%)
 UST                                                                                      29,302                  1,206,070
TOYS (0.72%)
 Mattel                                                                                   35,322                    618,488
TRANSPORT-TRUCK (0.68%)
 Heartland Express                                                                        28,469                    582,476
                                                                             TOTAL COMMON STOCKS                 82,242,429


                                                                         Principal

                                                                         Amount                                   Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.52%)
FINANCE-MORTGAGE LOAN/BANKER (4.52%)
 Investment in Joint Trading Account;
                                                     Federal Home Loan
  Bank
                                                                                      $                        $
  1.69%; 11/01/04                                                                      3,900,634                  3,900,634
                                                                          TOTAL COMMERCIAL PAPER                  3,900,634
                                                                                                                -----------

                                                            TOTAL PORTFOLIO INVESTMENTS (99.92%)                 86,143,063
CASH AND RECEIVABLES, NET OF LIABILITIES (0.08%)                                                                     66,419
                                                                      TOTAL NET ASSETS (100.00%)                $86,209,482
                                                                                                               ---------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $10,935,228
Unrealized Depreciation                       (2,151,751)
                                             -----------
Net Unrealized Appreciation (Depreciation)     8,783,477
Cost for federal income tax purposes         $77,359,586


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                     $17,661,320                   20.50%
 Financial                         16,694,265                   19.38
 Technology                        11,644,785                   13.52
 Consumer, Cyclical                10,545,670                   12.24
 Industrial                         9,723,954                   11.29
 Energy                             6,220,955                    7.22
 Communications                     5,679,451                    6.59
 Government                         3,900,634                    4.53
 Utilities                          1,647,700                    1.91
 Basic Materials                    1,585,937                    1.84
 Diversified                          838,392                    0.98
                 TOTAL            $86,143,063                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.


                                      254

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND

                                OCTOBER 31, 2004

                                                                           Shares

                                                                           Held                                   Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.89%)
ADVERTISING SALES (1.11%)
                                                                                                               $
 Lamar Advertising /1/                                                                     5,809                    240,609
ADVERTISING SERVICES (0.65%)
 Getty Images /1/                                                                          2,365                    139,842
AEROSPACE & DEFENSE EQUIPMENT (0.44%)
 Alliant Techsystems /1/                                                                   1,656                     95,203
APPAREL MANUFACTURERS (1.45%)
 Coach /1/                                                                                 6,741                    314,333
APPLICATIONS SOFTWARE (1.46%)
 Citrix Systems /1/                                                                        5,748                    138,699
 Intuit /1/                                                                                3,897                    176,768
                                                                                                                    315,467
AUDIO & VIDEO PRODUCTS (2.23%)
 Harman International Industries                                                           2,970                    356,935
 Polycom /1/                                                                               6,093                    125,820
                                                                                                                    482,755
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.32%)
 Autoliv                                                                                   1,642                     70,196
BEVERAGES-WINE & SPIRITS (0.64%)
 Brown-Forman                                                                              3,072                    137,933
BROADCASTING SERVICES & PROGRAMMING (0.60%)
 Fox Entertainment Group /1/                                                               4,408                    130,741
BUILDING PRODUCTS-AIR & HEATING (1.44%)
 American Standard /1/                                                                     8,515                    311,394
BUILDING-RESIDENTIAL & COMMERCIAL (1.04%)
 Pulte                                                                                     4,092                    224,569
CASINO HOTELS (0.52%)
 MGM Mirage /1/                                                                            2,069                    111,312
CELLULAR TELECOMMUNICATIONS (1.04%)
 Nextel Partners /1/                                                                       7,676                    129,264
 Western Wireless /1/                                                                      3,255                     94,851
                                                                                                                    224,115
COATINGS & PAINT (0.98%)
 Sherwin-Williams                                                                          4,965                    212,105
COMMERCIAL BANKS (1.29%)
 City National                                                                             3,012                    207,527
 Zions Bancorp                                                                             1,067                     70,603
                                                                                                                    278,130
COMMERCIAL SERVICE-FINANCE (1.58%)
 Dun & Bradstreet /1/                                                                      6,018                    340,378
COMMERCIAL SERVICES (0.68%)
 Alliance Data Systems /1/                                                                 3,481                    147,177
COMMUNICATIONS SOFTWARE (0.75%)
 Avid Technology /1/                                                                       3,062                    162,225
COMPUTER AIDED DESIGN (1.15%)
 Autodesk                                                                                  4,715                    248,716
                                                                           Shares

                                                                           Held                                   Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (1.65%)
                                                                                                               $
 Cognizant Technology Solutions /1/                                                        5,471                    186,014
 DST Systems /1/                                                                           3,806                    170,699
                                                                                                                    356,713
COMPUTERS-PERIPHERAL EQUIPMENT (0.88%)
 Lexmark International /1/                                                                 2,299                    191,070
CONSULTING SERVICES (0.46%)
 Accenture /1/                                                                             4,077                     98,704
CONTAINERS-METAL & GLASS (0.88%)
 Ball                                                                                      4,752                    189,367
COSMETICS & TOILETRIES (0.91%)
 Alberto-Culver                                                                            4,382                    196,577
DATA PROCESSING & MANAGEMENT (1.08%)
 Global Payments                                                                           4,273                    233,989
DENTAL SUPPLIES & EQUIPMENT (0.92%)
 Dentsply International                                                                    3,814                    198,366
DIAGNOSTIC EQUIPMENT (0.62%)
 Gen-Probe /1/                                                                             3,824                    133,993
DIRECT MARKETING (0.56%)
 Harte-Hanks                                                                               4,671                    120,232
DISPOSABLE MEDICAL PRODUCTS (1.12%)
 C.R. Bard                                                                                 4,251                    241,457
DISTRIBUTION-WHOLESALE (1.68%)
 CDW                                                                                       2,931                    181,810
 Ingram Micro /1/                                                                         10,505                    181,211
                                                                                                                    363,021
DIVERSIFIED MANUFACTURING OPERATIONS (2.91%)
 Brink's                                                                                   6,348                    203,771
 Carlisle                                                                                  2,659                    154,568
 ITT Industries                                                                            3,333                    270,439
                                                                                                                    628,778
ELECTRIC-GENERATION (0.35%)
 AES /1/                                                                                   6,977                     76,049
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.38%)
 Sanmina /1/                                                                              10,299                     82,392
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.98%)
 Altera /1/                                                                                7,757                    176,317
 ATI Technologies /1/                                                                     12,461                    224,921
 Cree /1/                                                                                  5,004                    172,688
 Microchip Technology                                                                      7,513                    227,268
 PMC - Sierra /1/                                                                          5,731                     58,800
                                                                                                                    859,994
ELECTRONIC CONNECTORS (0.85%)
 Amphenol /1/                                                                              5,373                    184,455
ELECTRONIC FORMS (1.25%)
 Adobe Systems                                                                             4,839                    271,129
ELECTRONIC MEASUREMENT INSTRUMENTS (0.71%)
 Tektronix                                                                                 5,036                    152,742
                                                                           Shares

                                                                           Held                                   Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINES-INTERNAL COMBUSTION (0.87%)
                                                                                                               $
 Briggs & Stratton                                                                         2,611                    187,496
ENTERPRISE SOFTWARE & SERVICE (0.38%)
 Hyperion Solutions /1/                                                                    2,023                     81,183
ENTERTAINMENT SOFTWARE (0.87%)
 Activision /1/                                                                           12,989                    188,081
FINANCE-CREDIT CARD (0.68%)
 Capital One Financial                                                                     1,994                    147,077
FINANCE-INVESTMENT BANKER & BROKER (2.34%)
 Goldman Sachs Group                                                                       1,454                    143,044
 Legg Mason                                                                                5,684                    362,128
                                                                                                                    505,172
FINANCE-MORTGAGE LOAN/BANKER (0.40%)
 Doral Financial                                                                           2,036                     85,471
HEALTH CARE COST CONTAINMENT (0.20%)
 Caremark Rx /1/                                                                           1,453                     43,546
HUMAN RESOURCES (1.21%)
 Labor Ready /1/                                                                          11,580                    166,173
 Robert Half International                                                                 3,612                     95,826
                                                                                                                    261,999
INSTRUMENTS-SCIENTIFIC (1.49%)
 Fisher Scientific International /1/                                                       3,795                    217,681
 Millipore /1/                                                                             2,259                    103,892
                                                                                                                    321,573
INTERNET BROKERS (0.78%)
 E*trade Group /1/                                                                        13,128                    169,351
INTERNET CONTENT-INFORMATION & NEWS (0.31%)
 Ask Jeeves /1/                                                                            2,558                     65,945
INTERNET INFRASTRUCTURE SOFTWARE (0.27%)
 Akamai Technologies /1/                                                                   4,266                     59,084
INTERNET SECURITY (1.40%)
 Symantec /1/                                                                              2,037                    115,987
 VeriSign /1/                                                                              6,959                    186,710
                                                                                                                    302,697
LEISURE & RECREATION PRODUCTS (1.17%)
 Brunswick                                                                                 5,372                    252,054
MACHINERY-CONSTRUCTION & MINING (0.58%)
 Terex /1/                                                                                 3,290                    125,020
MACHINERY-FARM (0.96%)
 Deere                                                                                     3,458                    206,719
MACHINERY-PUMPS (0.36%)
 Graco                                                                                     2,248                     77,331
MEDICAL INFORMATION SYSTEM (0.82%)
 IMS Health                                                                                8,385                    177,594
MEDICAL LABORATORY & TESTING SERVICE (1.50%)
 Laboratory Corp. of America Holdings /1/                                                  7,068                    323,714
                                                                           Shares

                                                                           Held                                   Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (1.34%)
                                                                                                               $
 Varian Medical Systems /1/                                                                3,926                    157,629
 Zimmer Holdings /1/                                                                       1,686                    130,817
                                                                                                                    288,446
MEDICAL-BIOMEDICAL/GENE (3.08%)
 Affymetrix /1/                                                                            2,936                     89,548
 Genzyme /1/                                                                               4,859                    254,952
 Invitrogen /1/                                                                            2,410                    139,539
 Martek Biosciences /1/                                                                    3,865                    181,871
                                                                                                                    665,910
MEDICAL-DRUGS (0.28%)
 Pfizer                                                                                    2,120                     61,374
MEDICAL-GENERIC DRUGS (0.25%)
 Eon Labs /1/                                                                              2,202                     54,191
MEDICAL-HMO (1.72%)
 Anthem /1/                                                                                2,572                    206,789
 Coventry Health Care /1/                                                                  4,031                    164,868
                                                                                                                    371,657
METAL-ALUMINUM (0.50%)
 Century Aluminum /1/                                                                      4,675                    108,180
METAL-COPPER (0.36%)
 Phelps Dodge                                                                                877                     76,773
MISCELLANEOUS INVESTING (0.52%)
 Ventas                                                                                    4,162                    111,958
MOTION PICTURES & SERVICES (0.42%)
 DreamWorks Animation /1/                                                                    259                     10,114
 Macrovision /1/                                                                           2,971                     80,336
                                                                                                                     90,450
NETWORKING PRODUCTS (1.69%)
 Juniper Networks /1/                                                                      9,245                    246,010
 Network Appliance /1/                                                                     4,841                    118,459
                                                                                                                    364,469
OIL COMPANY-EXPLORATION & PRODUCTION (1.64%)
 Newfield Exploration /1/                                                                  2,725                    158,595
 XTO Energy                                                                                5,856                    195,473
                                                                                                                    354,068
OIL FIELD MACHINERY & EQUIPMENT (2.10%)
 Cooper Cameron /1/                                                                        3,140                    151,819
 Smith International /1/                                                                   5,197                    301,842
                                                                                                                    453,661
OIL-FIELD SERVICES (1.94%)
 Baker Hughes                                                                              4,293                    183,869
 BJ Services                                                                               4,594                    234,294
                                                                                                                    418,163
OPTICAL SUPPLIES (0.78%)
 Bausch & Lomb                                                                             2,771                    168,920
PAPER & RELATED PRODUCTS (0.61%)
 Temple-Inland                                                                             2,224                    131,483
PROPERTY & CASUALTY INSURANCE (0.23%)
 Selective Insurance Group                                                                 1,284                     50,179
                                                                           Shares

                                                                           Held                                   Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLICLY TRADED INVESTMENT FUND (4.25%)
                                                                                                               $
 iShares Russell Midcap Growth Index Fund                                                  5,990                    459,733
 iShares S&P MidCap 400/BARRA Growth Index Fund                                            3,727                    458,980
                                                                                                                    918,713
PUBLISHING-NEWSPAPERS (1.29%)
 Washington Post                                                                             305                    279,075
RECYCLING (0.50%)
 Metal Management /1/                                                                      5,964                    108,545
RETAIL-APPAREL & SHOE (4.97%)
 American Eagle Outfitters                                                                 6,087                    248,837
 AnnTaylor Stores /1/                                                                      7,914                    177,748
 Chico's FAS /1/                                                                           5,144                    205,914
 Claire's Stores                                                                           7,774                    202,280
 Nordstrom                                                                                 5,543                    239,347
                                                                                                                  1,074,126
RETAIL-BOOKSTORE (0.71%)
 Barnes & Noble /1/                                                                        4,608                    153,308
RETAIL-CONSUMER ELECTRONICS (0.62%)
 RadioShack                                                                                4,495                    134,535
RETAIL-DRUG STORE (0.29%)
 Rite Aid /1/                                                                             17,099                     63,608
RETAIL-OFFICE SUPPLIES (0.87%)
 Staples                                                                                   6,286                    186,946
RETAIL-RESTAURANTS (2.04%)
 Yum! Brands                                                                              10,109                    439,741
SCHOOLS (0.40%)
 Education Management /1/                                                                  3,218                     86,307
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.01%)
 Linear Technology                                                                         5,747                    217,696
SEMICONDUCTOR EQUIPMENT (1.23%)
 Kla-Tencor /1/                                                                            4,234                    192,774
 Lam Research /1/                                                                          2,787                     72,546
                                                                                                                    265,320
STEEL PRODUCERS (0.41%)
 International Steel Group /1/                                                             2,403                     88,743
TELECOMMUNICATION EQUIPMENT (2.33%)
 Harris                                                                                    3,782                    232,706
 Plantronics                                                                               3,825                    166,388
 Scientific-Atlanta                                                                        3,780                    103,534
                                                                                                                    502,628
TELECOMMUNICATION SERVICES (0.00%)
 McLeodUSA /1/ /2/                                                                       109,825                          -
THERAPEUTICS (1.78%)
 Gilead Sciences /1/                                                                       3,668                    127,023
 ImClone Systems /1/                                                                       2,296                    100,565
 MGI Pharma /1/                                                                            5,880                    156,819
                                                                                                                    384,407
                                                                           Shares

                                                                           Held                                   Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-AIR FREIGHT (0.58%)
                                                                                                               $
 CNF                                                                                       2,851                    124,817
                                                                             TOTAL COMMON STOCKS                 21,145,732

                                                                           Principal

                                                                           Amount                                 Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.07%)
FINANCE-MORTGAGE LOAN/BANKER (2.07%)
 Investment in Joint Trading Account;
                                                        Federal Home Loan
  Bank
                                                                                        $                      $
  1.69%; 11/01/04                                                                        446,632                    446,632
                                                                          TOTAL COMMERCIAL PAPER                    446,632
                                                                                                                -----------

                                                            TOTAL PORTFOLIO INVESTMENTS (99.96%)                 21,592,364
CASH AND RECEIVABLES, NET OF LIABILITIES (0.04%)                                                                      7,627
                                                                      TOTAL NET ASSETS (100.00%)                $21,599,991
                                                                                                               ---------------


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 1,434,399
Unrealized Depreciation                         (548,749)
                                             -----------
Net Unrealized Appreciation (Depreciation)       885,650
Cost for federal income tax purposes         $20,706,714


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                     $ 4,120,388                   19.08%
 Technology                         4,028,015                   18.66
 Consumer, Cyclical                 3,835,134                   17.76
 Industrial                         2,691,940                   12.47
 Communications                     2,436,798                   11.29
 Financial                          1,347,339                    6.24
 Energy                             1,074,073                    4.97
 Funds                                918,713                    4.25
 Basic Materials                      617,283                    2.86
 Government                           446,632                    2.07
 Utilities                             76,049                    0.35
                 TOTAL            $21,592,364                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                                OCTOBER 31, 2004

                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (96.61%)
AEROSPACE & DEFENSE (0.12%)
                                                                            $
 Titan /1/                                                 4,801                 71,247
AEROSPACE & DEFENSE EQUIPMENT (0.26%)
 Alliant Techsystems /1/                                   2,139                122,971
 Sequa /1/                                                   594                 32,064
                                                                                155,035
AIRLINES (0.38%)
 AirTran Holdings /1/                                      4,870                 56,589
 Alaska Air Group /1/                                      1,528                 40,248
 JetBlue Airways /1/                                       5,883                129,720
                                                                                226,557
APPLICATIONS SOFTWARE (0.30%)
 Keane /1/                                                 3,518                 55,620
 National Instruments                                      4,486                123,499
                                                                                179,119
AUCTION HOUSE & ART DEALER (0.30%)
 ADESA /1/                                                 5,391                108,629
 Sotheby's Holdings /1/                                    3,597                 67,228
                                                                                175,857
AUDIO & VIDEO PRODUCTS (0.96%)
 Harman International Industries                           3,759                451,757
 Polycom /1/                                               5,659                116,858
                                                                                568,615
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.90%)
 ArvinMeritor                                              3,949                 73,688
 BorgWarner                                                3,176                147,303
 Lear                                                      3,905                210,558
 Modine Manufacturing                                      1,963                 60,284
 Superior Industries International                         1,516                 41,341
                                                                                533,174
BATTERIES & BATTERY SYSTEMS (0.35%)
 Energizer Holdings /1/                                    4,438                206,056
BEVERAGES-NON-ALCOHOLIC (0.27%)
 PepsiAmericas                                             7,868                159,327
BEVERAGES-WINE & SPIRITS (0.40%)
 Constellation Brands /1/                                  6,105                239,499
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.15%)
 Dycom Industries /1/                                      2,762                 90,179
BUILDING PRODUCTS-AIR & HEATING (0.13%)
 York International                                        2,357                 75,047
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.21%)
 Martin Marietta Materials                                 2,745                124,980
BUILDING PRODUCTS-WOOD (0.23%)
 Rayonier                                                  2,825                133,905
BUILDING-HEAVY CONSTRUCTION (0.10%)
 Granite Construction                                      2,368                 57,495
BUILDING-MAINTENANCE & SERVICE (0.12%)
 Rollins                                                   2,598                 68,457
                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (2.11%)
                                                                            $
 DR Horton                                                13,274                398,220
 Hovnanian Enterprises /1/                                 3,479                130,602
 Lennar                                                    8,882                399,512
 Ryland Group                                              1,348                128,586
 Toll Brothers /1/                                         4,253                197,126
                                                                              1,254,046
CAPACITORS (0.06%)
 Kemet /1/                                                 4,923                 38,202
CASINO HOTELS (1.26%)
 Boyd Gaming                                               4,934                165,240
 Caesars Entertainment /1/                                17,631                315,595
 Mandalay Resort Group                                     3,842                264,329
                                                                                745,164
CHEMICALS-DIVERSIFIED (0.67%)
 FMC /1/                                                   2,075                 90,988
 Lyondell Chemical                                        10,159                233,454
 Olin                                                      3,974                 74,314
                                                                                398,756
CHEMICALS-SPECIALTY (1.13%)
 Albemarle                                                 2,365                 84,785
 Cabot                                                     3,512                119,689
 Cabot Microelectronics /1/                                1,411                 50,839
 Crompton                                                  6,523                 60,664
 Cytec Industries                                          2,228                103,624
 Ferro                                                     2,385                 50,252
 Lubrizol                                                  3,707                128,744
 Minerals Technologies                                     1,171                 70,377
                                                                                668,974
COAL (0.58%)
 Arch Coal                                                 3,480                113,169
 Peabody Energy                                            3,655                233,116
                                                                                346,285
COATINGS & PAINT (0.43%)
 RPM                                                       6,616                116,640
 Valspar                                                   2,920                136,247
                                                                                252,887
COMMERCIAL BANKS (4.95%)
 Associated Banc                                           6,267                217,402
 Bank of Hawaii                                            2,993                142,916
 Banknorth Group                                           9,842                347,127
 City National                                             2,792                192,369
 Colonial BancGroup                                        7,602                164,583
 Commerce Bancorp.                                         4,473                264,981
 Compass Bancshares                                        6,981                333,482
 Cullen/Frost Bankers                                      2,933                143,717
 FirstMerit                                                4,828                126,156
 Greater Bay Bancorp                                       2,915                 91,079
 Hibernia                                                  8,843                256,447
 Mercantile Bankshares                                     4,501                219,379
 Silicon Valley Bancshares /1/                             2,029                 81,180
 TCF Financial                                             7,944                250,395
 Westamerica Bancorp.                                      1,805                103,228
                                                                              2,934,441
                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (0.54%)
                                                                            $
 Dun & Bradstreet /1/                                      4,004                226,466
 MoneyGram International                                   5,041                 93,763
                                                                                320,229
COMMERCIAL SERVICES (0.45%)
 Alliance Data Systems /1/                                 4,602                194,573
 Plexus /1/                                                2,456                 30,430
 Quanta Services /1/                                       6,678                 44,876
                                                                                269,879
COMPUTER AIDED DESIGN (0.32%)
 Cadence Design Systems /1/                               15,327                190,668
COMPUTER SERVICES (1.20%)
 BISYS Group /1/                                           6,869                100,287
 Ceridian /1/                                              8,458                145,900
 Cognizant Technology Solutions /1/                        7,478                254,252
 DST Systems /1/                                           4,783                214,518
                                                                                714,957
COMPUTERS-INTEGRATED SYSTEMS (0.88%)
 Diebold                                                   4,080                195,228
 Jack Henry & Associates                                   5,138                 95,772
 McData /1/                                                6,758                 42,440
 Mentor Graphics /1/                                       4,082                 47,515
 Synopsys /1/                                              8,878                144,179
                                                                                525,134
COMPUTERS-MEMORY DEVICES (0.66%)
 Quantum /1/                                              10,354                 27,749
 SanDisk /1/                                               9,218                192,380
 Storage Technology /1/                                    6,325                170,901
                                                                                391,030
CONSULTING SERVICES (0.12%)
 Gartner /1/                                               6,151                 73,197
CONSUMER PRODUCTS-MISCELLANEOUS (0.59%)
 American Greetings /1/                                    3,882                102,679
 Blyth                                                     2,324                 69,883
 Scotts /1/                                                1,863                119,642
 Tupperware                                                3,332                 55,611
                                                                                347,815
CONTAINERS-PAPER & PLASTIC (0.55%)
 Longview Fibre /1/                                        2,907                 44,768
 Packaging Corp. of America                                6,078                133,290
 Sonoco Products                                           5,577                148,627
                                                                                326,685
DATA PROCESSING & MANAGEMENT (1.57%)
 Acxiom                                                    4,896                122,400
 Certegy                                                   3,608                127,543
 Choicepoint /1/                                           5,045                210,023
 CSG Systems International /1/                             2,961                 49,775
 Fair, Isaac                                               4,002                120,860
 Reynolds & Reynolds                                       3,677                 90,491
 SEI Investments                                           5,867                211,153
                                                                                932,245
DECISION SUPPORT SOFTWARE (0.11%)
 Wind River Systems /1/                                    4,661                 62,411
                                            Shares

                                            Held                               Value

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COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (0.89%)
                                                                            $
 Dentsply International                                    4,583                238,362
 Patterson /1/                                             7,784                291,900
                                                                                530,262
DIAGNOSTIC EQUIPMENT (0.28%)
 Cytyc /1/                                                 6,322                164,941
DIALYSIS CENTERS (0.20%)
 Renal Care Group /1/                                      3,818                120,496
DIRECT MARKETING (0.34%)
 Catalina Marketing                                        2,967                 75,985
 Harte-Hanks                                               4,891                125,894
                                                                                201,879
DISTRIBUTION-WHOLESALE (1.12%)
 CDW                                                       4,732                293,526
 Fastenal                                                  4,319                238,538
 Tech Data /1/                                             3,302                133,368
                                                                                665,432
DIVERSIFIED MANUFACTURING OPERATIONS (1.71%)
 Brink's                                                   3,229                103,651
 Carlisle                                                  1,774                103,123
 Federal Signal                                            2,739                 45,522
 Harsco                                                    2,342                113,470
 Lancaster Colony                                          2,030                 87,250
 Pentair                                                   5,713                213,552
 SPX                                                       4,332                166,132
 Teleflex                                                  2,290                100,279
 Trinity Industries                                        2,683                 83,602
                                                                              1,016,581
ELECTRIC PRODUCTS-MISCELLANEOUS (0.22%)
 Ametek                                                    3,881                127,763
ELECTRIC-INTEGRATED (4.59%)
 Alliant Energy                                            6,444                169,993
 Black Hills                                               1,847                 54,413
 DPL /2/                                                   7,200                155,520
 Duquesne Light Holdings                                   4,359                 74,800
 Energy East                                               8,350                210,420
 Great Plains Energy                                       4,227                120,427
 Hawaiian Electric Industries                              4,583                128,507
 Idacorp                                                   2,173                 67,320
 MDU Resources Group                                       6,687                171,522
 Northeast Utilities                                       7,298                141,070
 NSTAR                                                     3,023                149,548
 OGE Energy                                                4,988                126,546
 Pepco Holdings                                           10,564                217,724
 PNM Resources                                             3,439                 80,060
 Puget Energy                                              5,662                131,698
 Scana                                                     6,352                235,659
 Sierra Pacific Resources /1/                              6,679                 64,118
 Westar Energy                                             4,883                102,299
 Wisconsin Energy                                          6,694                218,492
 WPS Resources                                             2,120                100,700
                                                                              2,720,836
                                            Shares

                                            Held                               Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS & ACCESSORIES (0.16%)
                                                                            $
 Integrated Circuit Systems /1/                            4,131                 93,154
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.45%)
 Gentex                                                    4,408                145,508
 Vishay Intertechnology /1/                                9,453                122,227
                                                                                267,735
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.84%)
 Cree /1/                                                  4,172                143,976
 Fairchild Semiconductor International /1/                 6,794                 97,630
 International Rectifier /1/                               3,762                149,539
 Intersil Holding                                          8,568                139,830
 Lattice Semiconductor /1/                                 6,456                 32,086
 Microchip Technology                                     11,718                354,469
 Semtech /1/                                               4,232                 88,364
 Silicon Laboratories /1/                                  2,949                 88,382
                                                                              1,094,276
ELECTRONIC CONNECTORS (0.45%)
 Amphenol /1/                                              5,036                172,886
 Thomas & Betts /1/                                        3,356                 95,109
                                                                                267,995
ELECTRONIC PARTS DISTRIBUTION (0.46%)
 Arrow Electronics /1/                                     6,578                157,609
 Avnet /1/                                                 6,857                116,295
                                                                                273,904
ELECTRONICS-MILITARY (0.68%)
 L-3 Communications Holdings                               6,085                401,184
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.22%)
 Jacobs Engineering Group /1/                              3,206                130,580
ENTERPRISE SOFTWARE & SERVICE (0.29%)
 Advent Software /1/                                       1,889                 39,404
 Ascential Software /1/                                    3,340                 47,061
 Sybase /1/                                                5,410                 85,640
                                                                                172,105
ENTERTAINMENT SOFTWARE (0.19%)
 Activision /1/                                            7,877                114,059
FIDUCIARY BANKS (0.46%)
 Investors Financial Services                              3,773                145,223
 Wilmington Trust                                          3,777                130,533
                                                                                275,756
FILTRATION & SEPARATION PRODUCTS (0.25%)
 Donaldson                                                 4,915                145,976
FINANCE-AUTO LOANS (0.29%)
 AmeriCredit /1/                                           8,969                173,999
FINANCE-INVESTMENT BANKER & BROKER (1.33%)
 A.G. Edwards                                              4,509                163,496
 Jefferies Group                                           3,223                129,339
 LaBranche /1/                                             3,405                 24,142
 Legg Mason                                                5,734                365,313
 Raymond James Financial                                   4,198                109,568
                                                                                791,858
                                            Shares

                                            Held                               Value

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COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (0.78%)
                                                                            $
 PMI Group                                                 5,467                212,229
 Radian Group                                              5,279                253,022
                                                                                465,251
FOOD-CONFECTIONERY (0.40%)
 J.M. Smucker                                              3,321                147,785
 Tootsie Roll Industries                                   2,975                 90,202
                                                                                237,987
FOOD-DAIRY PRODUCTS (0.45%)
 Dean Foods /1/                                            8,983                268,143
FOOD-MEAT PRODUCTS (1.12%)
 Hormel Foods                                              7,900                222,069
 Smithfield Foods /1/                                      6,291                152,431
 Tyson Foods                                              20,092                291,334
                                                                                665,834
FOOD-MISCELLANEOUS/DIVERSIFIED (0.10%)
 Sensient Technologies                                     2,668                 57,949
FOOD-RETAIL (0.58%)
 Ruddick                                                   2,659                 53,526
 Whole Foods Market                                        3,544                288,588
                                                                                342,114
FOOTWEAR & RELATED APPAREL (0.21%)
 Timberland /1/                                            2,008                123,291
GAS-DISTRIBUTION (0.78%)
 AGL Resources                                             3,696                115,315
 ONEOK                                                     5,866                157,326
 Vectren                                                   4,324                111,862
 WGL Holdings                                              2,768                 78,750
                                                                                463,253
GOLF (0.08%)
 Callaway Golf                                             4,282                 44,661
HAZARDOUS WASTE DISPOSAL (0.20%)
 Stericycle /1/                                            2,571                116,543
HEALTH CARE COST CONTAINMENT (0.14%)
 First Health Group /1/                                    5,217                 83,055
HOME FURNISHINGS (0.11%)
 Furniture Brands International                            3,115                 67,938
HOSPITAL BEDS & EQUIPMENT (0.30%)
 Hillenbrand Industries                                    3,521                175,275
HUMAN RESOURCES (0.65%)
 Kelly Services                                            2,003                 53,911
 Korn/Ferry International /1/                              2,203                 38,332
 Manpower                                                  5,129                232,087
 MPS Group /1/                                             5,992                 63,096
                                                                                387,426
INDUSTRIAL GASES (0.18%)
 Airgas                                                    4,245                104,427
INSTRUMENTS-SCIENTIFIC (0.12%)
 Varian /1/                                                1,975                 72,048
                                            Shares

                                            Held                               Value

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COMMON STOCKS (CONTINUED)
INSURANCE (0.18%)
                                                                            $
 HCC Insurance Holdings                                    3,682                109,355
INSURANCE BROKERS (0.52%)
 Arthur J. Gallagher                                       5,229                146,935
 Brown & Brown                                             3,922                163,783
                                                                                310,718
INTERNET FINANCIAL SERVICES (0.19%)
 IndyMac Bancorp                                           3,486                112,458
INTERNET INFRASTRUCTURE EQUIPMENT (0.17%)
 Avocent /1/                                               2,803                 99,787
INTERNET INFRASTRUCTURE SOFTWARE (0.03%)
 Retek /1/                                                 3,184                 17,576
INTERNET SECURITY (0.75%)
 CheckFree /1/                                             4,936                153,016
 McAfee /1/                                                8,892                215,187
 RSA Security /1/                                          3,622                 74,106
                                                                                442,309
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.45%)
 Eaton Vance                                               3,851                167,981
 Waddell & Reed Financial                                  4,695                 98,642
                                                                                266,623
LIFE & HEALTH INSURANCE (0.62%)
 AmerUs Group                                              2,226                 93,002
 Protective Life                                           3,950                155,235
 Stancorp Financial Group                                  1,618                121,965
                                                                                370,202
LOTTERY SERVICES (0.27%)
 GTECH Holdings                                            6,717                158,991
MACHINERY TOOLS & RELATED PRODUCTS (0.16%)
 Kennametal                                                2,075                 96,550
MACHINERY-FARM (0.17%)
 AGCO /1/                                                  5,137                 99,761
MACHINERY-GENERAL INDUSTRY (0.20%)
 Nordson                                                   2,029                 71,056
 Tecumseh Products                                         1,052                 45,530
                                                                                116,586
MACHINERY-PRINT TRADE (0.47%)
 Imation                                                   2,024                 63,291
 Zebra Technologies /1/                                    4,080                216,199
                                                                                279,490
MACHINERY-PUMPS (0.34%)
 Flowserve /1/                                             3,146                 67,891
 Graco                                                     3,943                135,639
                                                                                203,530
MEDICAL INSTRUMENTS (0.55%)
 Beckman Coulter                                           3,488                207,536
 Edwards Lifesciences /1/                                  3,398                116,144
                                                                                323,680
MEDICAL LABORATORY & TESTING SERVICE (0.24%)
 Covance /1/                                               3,565                141,602
                                            Shares

                                            Held                               Value

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COMMON STOCKS (CONTINUED)
MEDICAL LASER SYSTEMS (0.08%)
                                                                            $
 VISX /1/                                                  2,816                 46,971
MEDICAL PRODUCTS (0.97%)
 Henry Schein /1/                                          2,480                156,810
 INAMED /1/                                                2,025                107,629
 Varian Medical Systems /1/                                7,732                310,440
                                                                                574,879
MEDICAL STERILIZATION PRODUCT (0.14%)
 Steris /1/                                                3,929                 81,448
MEDICAL-BIOMEDICAL/GENE (1.14%)
 Charles River Laboratories International
  /1/                                                      3,673                171,860
 Invitrogen /1/                                            2,989                173,063
 Millennium Pharmaceuticals /1/                           17,366                225,411
 Protein Design Labs /1/                                   5,414                103,678
                                                                                674,012
MEDICAL-DRUGS (1.48%)
 Cephalon /1/                                              3,225                153,735
 IVAX /1/                                                 14,238                257,708
 Perrigo                                                   4,022                 73,120
 Sepracor /1/                                              4,986                229,007
 Valeant Pharmaceuticals International                     4,781                114,744
 Vertex Pharmaceuticals /1/                                4,552                 49,526
                                                                                877,840
MEDICAL-GENERIC DRUGS (0.51%)
 Barr Laboratories /1/                                     5,948                223,942
 Par Pharmaceutical /1/                                    1,932                 76,218
                                                                                300,160
MEDICAL-HMO (0.91%)
 Coventry Health Care /1/                                  5,098                208,508
 Health Net /1/                                            6,373                154,609
 Pacificare Health Systems /1/                             4,896                174,396
                                                                                537,513
MEDICAL-HOSPITALS (1.00%)
 Community Health Systems /1/                              4,958                132,973
 LifePoint Hospitals /1/                                   2,202                 71,389
 Triad Hospitals /1/                                       4,371                144,374
 Universal Health Services                                 3,312                137,647
 VCA Antech /1/                                            4,666                104,612
                                                                                590,995
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.48%)
 Apria Healthcare Group /1/                                2,844                 77,812
 Lincare Holdings /1/                                      5,688                209,091
                                                                                286,903
METAL PROCESSORS & FABRICATION (0.37%)
 Precision Castparts                                       3,695                221,700
MISCELLANEOUS INVESTING (2.22%)
 AMB Property                                              4,705                176,438
 Developers Diversified Realty                             5,859                244,906
 Highwoods Properties                                      3,053                 75,745
 Hospitality Properties Trust                              3,824                163,858
 Liberty Property Trust                                    4,846                196,505
 Mack-Cali Realty                                          3,451                152,431
 New Plan Excel Realty Trust                               5,819                152,225
                                            Shares

                                            Held                               Value

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COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                            $
 United Dominion Realty Trust                              7,280                153,462
                                                                              1,315,570
MOTION PICTURES & SERVICES (0.13%)
 Macrovision /1/                                           2,812                 76,036
MULTI-LINE INSURANCE (1.12%)
 Allmerica Financial /1/                                   3,029                 91,173
 American Financial Group                                  4,190                124,024
 Horace Mann Educators                                     2,434                 41,378
 Old Republic International                               10,366                242,046
 Unitrin                                                   3,895                168,186
                                                                                666,807
MULTIMEDIA (0.39%)
 Belo                                                      6,543                152,125
 Media General                                             1,350                 78,705
                                                                                230,830
NETWORKING PRODUCTS (0.16%)
 3Com /1/                                                 22,402                 92,744
NON-HAZARDOUS WASTE DISPOSAL (0.45%)
 Republic Services                                         8,642                266,174
OFFICE FURNISHINGS-ORIGINAL (0.38%)
 Herman Miller                                             4,055                 93,671
 HNI                                                       3,271                132,148
                                                                                225,819
OIL & GAS DRILLING (1.13%)
 Ensco International                                       8,596                262,608
 Helmerich & Payne                                         2,869                 81,910
 Patterson-UTI Energy                                      9,499                182,666
 Pride International /1/                                   7,740                143,035
                                                                                670,219
OIL COMPANY-EXPLORATION & PRODUCTION (3.30%)
 Forest Oil /1/                                            3,354                102,297
 Murphy Oil                                                5,237                419,065
 Newfield Exploration /1/                                  3,546                206,377
 Noble Energy                                              3,325                192,850
 Pioneer Natural Resources                                 8,273                268,045
 Plains Exploration & Production /1/                       4,388                109,700
 Pogo Producing                                            3,637                166,756
 XTO Energy                                               14,739                491,988
                                                                              1,957,078
OIL FIELD MACHINERY & EQUIPMENT (1.55%)
 Cooper Cameron /1/                                        3,126                151,142
 FMC Technologies /1/                                      3,840                116,083
 Grant Prideco /1/                                         6,986                143,632
 National-Oilwell /1/                                      4,889                164,808
 Smith International /1/                                   5,965                346,448
                                                                                922,113
OIL-FIELD SERVICES (1.21%)
 Hanover Compressor /1/                                    4,438                 57,783
 Tidewater                                                 3,451                106,739
 Varco International /1/                                   5,554                153,735
 Weatherford International /1/                             7,598                397,071
                                                                                715,328
                                            Shares

                                            Held                               Value

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COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (0.38%)
                                                                            $
 Bowater                                                   3,167                116,672
 Glatfelter                                                2,495                 31,013
 Potlatch                                                  1,680                 79,111
                                                                                226,796
PHARMACY SERVICES (0.28%)
 Omnicare                                                  5,925                163,471
PIPELINES (1.22%)
 Aquila /1/                                               13,415                 42,526
 Equitable Resources                                       3,520                194,656
 National Fuel Gas                                         4,699                131,666
 Questar                                                   4,781                229,488
 Western Gas Resources                                     4,198                122,959
                                                                                721,295
POWER CONVERTER & SUPPLY EQUIPMENT (0.27%)
 Hubbell                                                   3,464                158,374
PRINTING-COMMERCIAL (0.27%)
 Banta                                                     1,418                 57,684
 Valassis Communications /1/                               2,947                101,318
                                                                                159,002
PROPERTY & CASUALTY INSURANCE (1.76%)
 Fidelity National Financial                               9,885                373,060
 First American                                            5,042                157,260
 Leucadia National                                         4,035                238,670
 Ohio Casualty /1/                                         3,497                 73,017
 W.R. Berkley                                              4,785                204,511
                                                                              1,046,518
PUBLICLY TRADED INVESTMENT FUND (2.05%)
 iShares S&P MidCap 400 Fund                              10,120              1,218,853
PUBLISHING-BOOKS (0.12%)
 Scholastic /1/                                            2,254                 68,341
PUBLISHING-NEWSPAPERS (1.04%)
 Lee Enterprises                                           2,570                119,042
 Washington Post                                             544                497,760
                                                                                616,802
PUBLISHING-PERIODICALS (0.13%)
 Readers Digest Association                                5,666                 79,777
RACETRACKS (0.24%)
 International Speedway                                    3,031                142,578
RADIO (0.47%)
 Emmis Communications /1/                                  3,189                 59,634
 Entercom Communications /1/                               2,837                 94,189
 Westwood One /1/                                          5,535                127,748
                                                                                281,571
RECREATIONAL VEHICLES (0.15%)
 Thor Industries                                           3,249                 90,355
REINSURANCE (0.43%)
 Everest Re Group                                          3,182                252,555
RENTAL-AUTO & EQUIPMENT (0.30%)
 Rent-A-Center /1/                                         4,502                108,003
                                            Shares

                                            Held                               Value

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COMMON STOCKS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (CONTINUED)
                                                                            $
 United Rentals /1/                                        4,425                 68,366
                                                                                176,369
RESORTS & THEME PARKS (0.04%)
 Six Flags /1/                                             5,296                 26,692
RETAIL-APPAREL & SHOE (2.83%)
 Abercrombie & Fitch                                       5,382                210,867
 Aeropostale /1/                                           3,195                100,802
 American Eagle Outfitters                                 4,081                166,831
 AnnTaylor Stores /1/                                      4,062                 91,232
 Chico's FAS /1/                                           5,089                203,713
 Claire's Stores                                           5,630                146,492
 Foot Locker                                               8,860                216,184
 Pacific Sunwear of California /1/                         4,220                 98,917
 Payless ShoeSource /1/                                    3,876                 36,861
 Ross Stores                                               8,388                220,353
 Urban Outfitters /1/                                      4,580                187,780
                                                                              1,680,032
RETAIL-ARTS & CRAFTS (0.38%)
 Michaels Stores                                           7,768                226,049
RETAIL-AUTO PARTS (0.23%)
 O'Reilly Automotive /1/                                   3,136                135,036
RETAIL-AUTOMOBILE (0.42%)
 Carmax /1/                                                5,920                155,933
 Copart /1/                                                5,121                 95,148
                                                                                251,081
RETAIL-BOOKSTORE (0.39%)
 Barnes & Noble /1/                                        3,989                132,714
 Borders Group                                             4,342                 98,954
                                                                                231,668
RETAIL-DISCOUNT (0.51%)
 BJ's Wholesale Club /1/                                   3,964                115,075
 Dollar Tree Stores /1/                                    6,463                186,781
                                                                                301,856
RETAIL-HAIR SALONS (0.18%)
 Regis                                                     2,519                107,813
RETAIL-HOME FURNISHINGS (0.15%)
 Pier 1 Imports                                            4,976                 89,319
RETAIL-MAIL ORDER (0.43%)
 Williams-Sonoma /1/                                       6,617                252,571
RETAIL-MAJOR DEPARTMENT STORE (0.17%)
 Saks /1/                                                  8,074                 98,664
RETAIL-PET FOOD & SUPPLIES (0.45%)
 PETsMART                                                  8,264                264,283
RETAIL-REGIONAL DEPARTMENT STORE (0.29%)
 Neiman Marcus Group                                       2,805                170,628
RETAIL-RESTAURANTS (1.42%)
 Applebees International                                   4,672                106,849
 Bob Evans Farms                                           2,008                 47,871
 Brinker International /1/                                 5,114                165,182
                                            Shares

                                            Held                               Value

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COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                            $
 CBRL Group                                                2,773                100,549
 Cheesecake Factory /1/                                    2,950                128,059
 Krispy Kreme Doughnuts /1/                                3,515                 37,259
 Outback Steakhouse /2/                                    4,193                166,001
 Ruby Tuesday                                              3,735                 92,254
                                                                                844,024
RETAIL-VARIETY STORE (0.10%)
 99 Cents Only Stores /1/                                  3,956                 60,962
RUBBER-TIRES (0.09%)
 Bandag                                                    1,102                 50,692
SAVINGS & LOANS-THRIFTS (1.49%)
 Astoria Financial                                         4,355                170,237
 Independence Community Bank                               4,779                179,834
 New York Community Bancorp                               15,068                276,648
 Washington Federal                                        4,465                113,947
 Webster Financial                                         3,018                144,260
                                                                                884,926
SCHOOLS (1.06%)
 Career Education /1/                                      5,826                182,762
 Corinthian Colleges /1/                                   5,133                 73,710
 DeVry /1/                                                 4,000                 58,400
 Education Management /1/                                  4,164                111,678
 ITT Educational Services /1/                              2,602                 98,902
 Laureate Education /1/                                    2,599                101,933
                                                                                627,385
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.54%)
 Atmel /1/                                                27,072                 86,089
 Cypress Semiconductor /1/                                 7,132                 75,100
 Integrated Device Technology /1/                          6,040                 71,393
 Micrel /1/                                                5,209                 58,497
 Triquint Semiconductor /1/                                7,815                 27,821
                                                                                318,900
SEMICONDUCTOR EQUIPMENT (0.44%)
 Credence Systems /1/                                      5,426                 40,966
 Lam Research /1/                                          7,628                198,557
 LTX /1/                                                   3,471                 22,562
                                                                                262,085
SOAP & CLEANING PRODUCTS (0.16%)
 Church & Dwight                                           3,518                 95,760
TELECOMMUNICATION EQUIPMENT (1.17%)
 Adtran                                                    4,534                 97,934
 Advanced Fibre Communication /1/                          5,035                 78,647
 CommScope /1/                                             3,077                 55,417
 Harris                                                    3,774                232,214
 Plantronics                                               2,728                118,668
 UTStarcom /1/                                             6,483                110,989
                                                                                693,869
TELECOMMUNICATIONS (0.05%)
 Newport /1/                                               2,428                 27,412
TELEPHONE-INTEGRATED (0.49%)
 Cincinnati Bell /1/ /2/                                  13,959                 47,600
                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                            $
 Telephone & Data Systems /2/                              3,257                243,949
                                                                                291,549
TEXTILE-HOME FURNISHINGS (0.54%)
 Mohawk Industries /1/                                     3,797                323,049
TOBACCO (0.11%)
 Universal                                                 1,453                 66,518
TRANSACTIONAL SOFTWARE (0.06%)
 Transaction Systems Architects /1/                        2,133                 34,971
TRANSPORT-AIR FREIGHT (0.21%)
 CNF                                                       2,899                126,918
TRANSPORT-EQUIPMENT & LEASING (0.13%)
 Gatx                                                      2,807                 76,575
TRANSPORT-MARINE (0.36%)
 Alexander & Baldwin                                       2,424                 88,852
 Overseas Shipholding Group                                2,241                127,625
                                                                                216,477
TRANSPORT-SERVICES (1.02%)
 C.H. Robinson Worldwide                                   4,860                262,148
 Expeditors International of Washington                    6,029                344,256
                                                                                606,404
TRANSPORT-TRUCK (0.62%)
 J.B. Hunt Transport Services                              4,596                187,793
 Swift Transportation /1/                                  4,550                 85,995
 Werner Enterprises                                        4,511                 95,633
                                                                                369,421
WATER (0.19%)
 Aqua America                                              5,294                115,727
WEB HOSTING & DESIGN (0.18%)
 Macromedia /1/                                            3,950                107,203
WIRELESS EQUIPMENT (0.19%)
 Powerwave Technologies /1/                                5,940                 44,372
 RF Micro Devices /1/                                     10,622                 69,149
                                                                                113,521
                                            TOTAL COMMON STOCKS              57,316,574






                                            Principal

                                            Amount                             Value

----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.30%)
FINANCE-MORTGAGE LOAN/BANKER (2.30%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                       $                    $
  1.69%; 11/01/04                                      1,365,406              1,365,406
                                         TOTAL COMMERCIAL PAPER               1,365,406
                                                                            -----------

                           TOTAL PORTFOLIO INVESTMENTS (98.91%)              58,681,980
CASH AND RECEIVABLES, NET OF LIABILITIES (1.09%)                                648,924
                                     TOTAL NET ASSETS (100.00%)             $59,330,904
                                                                            -------------


   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
3 MidCap 400      Buy         $884,850      $904,200       $19,350
December, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $10,252,352
Unrealized Depreciation                       (3,887,642)
                                             -----------
Net Unrealized Appreciation (Depreciation)     6,364,710
Cost for federal income tax purposes         $52,317,270


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                     $10,458,566                   17.55%
 Consumer, Cyclical                 9,920,220                   16.65
 Financial                          9,738,368                   16.34
 Industrial                         6,725,566                   11.29
 Technology                         5,182,423                    8.70
 Energy                             5,138,651                    8.62
 Communications                     3,464,453                    5.81
 Utilities                          3,342,341                    5.61
 Basic Materials                    1,888,463                    3.17
 Government                         1,365,406                    2.29
 Funds                              1,218,853                    2.05
 Futures Contracts                    904,200                    1.52
 Diversified                          238,670                    0.40
                 TOTAL            $59,586,180                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.


                                      264

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND

                                OCTOBER 31, 2004

                                                                        Shares

                                                                        Held                                       Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.40%)
ADVERTISING SALES (0.48%)
                                                                                                                $
 Lamar Advertising /1/                                                                         9,267                383,839
AEROSPACE & DEFENSE EQUIPMENT (0.60%)
 Goodrich                                                                                     15,485                477,403
AIRLINES (0.43%)
 ExpressJet Holdings /1/                                                                      30,800                342,496
APPAREL MANUFACTURERS (1.21%)
 Jones Apparel Group                                                                           8,700                307,110
 Kellwood                                                                                      8,600                270,556
 Polo Ralph Lauren                                                                            10,584                390,867
                                                                                                                    968,533
ATHLETIC FOOTWEAR (1.02%)
 Nike                                                                                         10,070                818,792
AUDIO & VIDEO PRODUCTS (0.60%)
 Polycom /1/                                                                                  23,279                480,711
BEVERAGES-WINE & SPIRITS (0.70%)
 Brown-Forman                                                                                 12,587                565,156
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (2.17%)
 Masco                                                                                        28,390                972,641
 Vulcan Materials                                                                             15,406                766,911
                                                                                                                  1,739,552
BUILDING PRODUCTS-WOOD (0.30%)
 Rayonier                                                                                      5,100                241,740
BUILDING-RESIDENTIAL & COMMERCIAL (1.99%)
 DR Horton                                                                                    23,990                719,700
 KB Home                                                                                       4,470                367,657
 Pulte                                                                                         9,192                504,457
                                                                                                                  1,591,814
CHEMICALS-DIVERSIFIED (2.25%)
 PPG Industries                                                                               12,000                765,000
 Rohm & Haas                                                                                  24,562              1,041,183
                                                                                                                  1,806,183
COAL (0.67%)
 Peabody Energy                                                                                8,402                535,880
COATINGS & PAINT (0.78%)
 Sherwin-Williams                                                                             14,730                629,266
COMMERCIAL BANKS (5.27%)
 Bank of Hawaii                                                                                8,930                426,408
 City National                                                                                18,705              1,288,774
 Marshall & Ilsley                                                                            37,717              1,582,982
 UnionBanCal                                                                                  15,194                923,036
                                                                                                                  4,221,200
COMPUTER AIDED DESIGN (1.02%)
 Autodesk                                                                                     15,430                813,933
COMPUTER SERVICES (0.32%)
 Manhattan Associates /1/                                                                     12,500                257,125
CONTAINERS-METAL & GLASS (0.31%)
 Ball                                                                                          6,300                251,055
                                                                        Shares

                                                                        Held                                       Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (0.92%)
                                                                                                                $
 Alberto-Culver                                                                               16,420                736,601
DATA PROCESSING & MANAGEMENT (0.55%)
 Global Payments                                                                               7,999                438,025
DENTAL SUPPLIES & EQUIPMENT (0.34%)
 Sybron Dental Specialties /1/                                                                 8,400                273,588
DIRECT MARKETING (0.73%)
 Harte-Hanks                                                                                  22,840                587,902
DISPOSABLE MEDICAL PRODUCTS (0.50%)
 C.R. Bard                                                                                     6,990                397,032
DISTRIBUTION-WHOLESALE (0.57%)
 Ingram Micro /1/                                                                             26,359                454,693
DIVERSIFIED MANUFACTURING OPERATIONS (3.51%)
 Brink's                                                                                      10,400                333,840
 Carlisle                                                                                     10,940                635,942
 Eaton                                                                                        14,890                952,216
 ITT Industries                                                                               10,980                890,917
                                                                                                                  2,812,915
ELECTRIC PRODUCTS-MISCELLANEOUS (0.43%)
 Ametek                                                                                       10,398                342,302
ELECTRIC-INTEGRATED (7.81%)
 Constellation Energy Group                                                                   18,840                765,281
 Edison International                                                                         48,310              1,473,455
 MDU Resources Group                                                                          52,880              1,356,372
 PPL                                                                                          28,501              1,482,052
 TXU                                                                                          19,357              1,185,035
                                                                                                                  6,262,195
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.42%)
 ON Semiconductor /1/                                                                         93,600                336,960
ELECTRONIC DESIGN AUTOMATION (0.32%)
 Magma Design Automation /1/                                                                  19,700                255,509
ENGINES-INTERNAL COMBUSTION (1.77%)
 Briggs & Stratton                                                                             4,240                304,474
 Cummins Engine                                                                               15,899              1,114,202
                                                                                                                  1,418,676
ENTERPRISE SOFTWARE & SERVICE (0.84%)
 Hyperion Solutions /1/                                                                        8,600                345,118
 Oracle /1/                                                                                   26,200                331,692
                                                                                                                    676,810
ENTERTAINMENT SOFTWARE (0.84%)
 Activision /1/                                                                               46,500                673,320
FINANCE-AUTO LOANS (0.82%)
 Westcorp                                                                                      9,320                372,054
 WFS Financial /1/                                                                             6,500                286,390
                                                                                                                    658,444
FINANCE-CREDIT CARD (0.80%)
 Capital One Financial                                                                         8,651                638,098
FINANCE-INVESTMENT BANKER & BROKER (1.87%)
 Goldman Sachs Group                                                                           7,100                698,498
                                                                        Shares

                                                                        Held                                       Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                                                $
 Lehman Brothers Holdings                                                                      9,750                800,963
                                                                                                                  1,499,461
FINANCIAL GUARANTEE INSURANCE (1.56%)
 MGIC Investment                                                                               6,000                385,860
 PMI Group                                                                                    22,365                868,209
                                                                                                                  1,254,069
FOOD-FLOUR & GRAIN (1.09%)
 Archer Daniels Midland                                                                       44,976                871,185
GAS-DISTRIBUTION (0.49%)
 UGI                                                                                          10,100                390,163
HUMAN RESOURCES (1.26%)
 Manpower                                                                                     22,274              1,007,899
INSTRUMENTS-CONTROLS (0.91%)
 Parker Hannifin                                                                              10,386                733,563
INSTRUMENTS-SCIENTIFIC (0.29%)
 Applied Biosystems Group                                                                     12,300                234,684
INTERNET BROKERS (0.56%)
 E*trade Group /1/                                                                            34,592                446,237
INTERNET FINANCIAL SERVICES (0.34%)
 IndyMac Bancorp                                                                               8,473                273,339
INTERNET INFRASTRUCTURE SOFTWARE (0.51%)
 Openwave Systems /1/                                                                         34,500                406,065
LEISURE & RECREATION PRODUCTS (1.12%)
 Brunswick                                                                                    19,220                901,802
LIFE & HEALTH INSURANCE (2.28%)
 Jefferson-Pilot                                                                              10,306                497,677
 Nationwide Financial Services                                                                 6,634                229,536
 Stancorp Financial Group                                                                      6,940                523,137
 UnumProvident                                                                                42,184                576,234
                                                                                                                  1,826,584
MACHINERY-FARM (0.90%)
 Deere                                                                                        12,130                725,131
MEDICAL INSTRUMENTS (0.28%)
 dj Orthopedics /1/                                                                           13,100                223,355
MEDICAL LABORATORY & TESTING SERVICE (0.44%)
 Laboratory Corp. of America Holdings /1/                                                      7,630                349,454
MEDICAL-BIOMEDICAL/GENE (0.40%)
 Invitrogen /1/                                                                                5,540                320,766
MEDICAL-DRUGS (0.29%)
 Cephalon /1/                                                                                  4,900                233,583
MEDICAL-HMO (0.92%)
 Anthem /1/                                                                                    4,716                379,166
 Coventry Health Care /1/                                                                      8,800                359,920
                                                                                                                    739,086
MISCELLANEOUS INVESTING (8.98%)
 Boston Properties                                                                             7,100                424,012
 CenterPoint Properties Trust                                                                  9,200                425,960
                                                                        Shares

                                                                        Held                                       Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                                                $
 General Growth Properties                                                                    11,840                390,602
 Healthcare Realty Trust                                                                      15,680                632,688
 Host Marriott /1/                                                                            74,170              1,079,174
 Kimco Realty                                                                                 21,330              1,163,551
 Liberty Property Trust                                                                        6,000                243,300
 Mills                                                                                         7,409                410,829
 Prologis Trust                                                                               20,500                799,090
 SL Green Realty                                                                               7,543                413,507
 Thornburg Mortgage                                                                           13,400                382,838
 Ventas                                                                                       30,901                831,237
                                                                                                                  7,196,788
MULTI-LINE INSURANCE (0.59%)
 Cincinnati Financial                                                                          5,644                235,637
 Safeco                                                                                        5,200                240,448
                                                                                                                    476,085
OIL COMPANY-EXPLORATION & PRODUCTION (2.28%)
 Apache                                                                                       18,491                937,494
 Chesapeake Energy                                                                            55,436                891,411
                                                                                                                  1,828,905
OIL COMPANY-INTEGRATED (2.23%)
 Amerada Hess                                                                                 14,830              1,196,929
 Marathon Oil                                                                                 15,516                591,315
                                                                                                                  1,788,244
OIL FIELD MACHINERY & EQUIPMENT (0.48%)
 Grant Prideco /1/                                                                            18,636                383,156
OIL REFINING & MARKETING (1.33%)
 Valero Energy                                                                                24,780              1,064,797
OIL-FIELD SERVICES (0.48%)
 Varco International /1/                                                                      14,030                388,350
OPTICAL SUPPLIES (0.93%)
 Bausch & Lomb                                                                                 8,370                510,235
 Sola International /1/                                                                       12,300                235,914
                                                                                                                    746,149
PAPER & RELATED PRODUCTS (3.05%)
 Louisiana-Pacific                                                                            16,000                392,160
 MeadWestvaco                                                                                 13,030                410,836
 Temple-Inland                                                                                11,340                670,421
 Weyerhaeuser                                                                                 15,520                972,173
                                                                                                                  2,445,590
PIPELINES (2.69%)
 Equitable Resources                                                                          14,200                785,260
 National Fuel Gas                                                                            27,400                767,748
 Questar                                                                                      12,552                602,496
                                                                                                                  2,155,504
POULTRY (0.39%)
 Pilgrims Pride                                                                               11,532                311,825
POWER CONVERTER & SUPPLY EQUIPMENT (0.50%)
 Hubbell                                                                                       8,774                401,147
PROPERTY & CASUALTY INSURANCE (3.08%)
 ACE                                                                                          14,840                564,810
 Alleghany /1/                                                                                   643                185,763
                                                                        Shares

                                                                        Held                                       Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                                                                $
 Arch Capital Group /1/                                                                       14,576                547,620
 Fidelity National Financial                                                                  14,973                565,081
 W.R. Berkley                                                                                 14,200                606,908
                                                                                                                  2,470,182
PUBLICLY TRADED INVESTMENT FUND (4.06%)
 iShares Russell Midcap Value Index Fund                                                      31,800              3,252,504
REGIONAL BANKS (1.57%)
 Huntington Bancshares                                                                        52,450              1,256,178
RETAIL-APPAREL & SHOE (3.33%)
 American Eagle Outfitters                                                                    15,360                627,917
 Chico's FAS /1/                                                                              14,110                564,823
 Claire's Stores                                                                              20,569                535,205
 Nordstrom                                                                                    21,850                943,483
                                                                                                                  2,671,428
RETAIL-DRUG STORE (0.72%)
 Rite Aid /1/                                                                                154,500                574,740
RETAIL-REGIONAL DEPARTMENT STORE (1.31%)
 Neiman Marcus Group                                                                          17,229              1,048,040
RETAIL-RESTAURANTS (0.82%)
 Darden Restaurants                                                                           26,667                653,342
SEMICONDUCTOR EQUIPMENT (0.41%)
 Kla-Tencor /1/                                                                                7,200                327,816
STEEL PRODUCERS (0.72%)
 International Steel Group /1/                                                                15,700                579,801
TELECOMMUNICATION EQUIPMENT (0.60%)
 Scientific-Atlanta                                                                           17,707                484,995
TRANSPORT-AIR FREIGHT (0.51%)
 CNF                                                                                           9,320                408,030
TRANSPORT-RAIL (0.74%)
 Norfolk Southern                                                                             17,490                593,786
WIRELESS EQUIPMENT (0.80%)
 Motorola                                                                                     36,994                638,516
                                                                                TOTAL COMMON STOCKS              79,670,072






                                                                        Principal

                                                                        Amount                                     Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.16%)
FINANCE-MORTGAGE LOAN/BANKER (2.16%)
 Investment in Joint Trading Account;
                                                  Federal Home Loan
  Bank
                                                                                   $                            $
  1.69%; 11/01/04                                                                          1,732,157              1,732,157
                                                                             TOTAL COMMERCIAL PAPER               1,732,157
                                                                                                                -----------

                                                              TOTAL PORTFOLIO INVESTMENTS (101.56%)              81,402,229
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.56%)                                                                (1,248,910)
                                                                         TOTAL NET ASSETS (100.00%)             $80,153,319
                                                                                                                --------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 6,839,932
Unrealized Depreciation                       (1,308,740)
                                             -----------
Net Unrealized Appreciation (Depreciation)     5,531,192
Cost for federal income tax purposes         $75,871,037


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Financial                        $22,216,664                   27.29%
 Industrial                        10,138,244                   12.45
 Consumer, Cyclical                10,025,681                   12.32
 Energy                             8,144,836                   10.01
 Consumer,
 Non-cyclical                       6,775,680                    8.32
 Utilities                          6,652,358                    8.17
 Basic Materials                    5,702,579                    7.01
 Technology                         3,779,498                    4.64
 Funds                              3,252,504                    4.00
 Communications                     2,982,028                    3.66
 Government                         1,732,157                    2.13
                 TOTAL            $81,402,229                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.


                                      268

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND

                                OCTOBER 31, 2004

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (101.12%)
ASSET BACKED SECURITIES (10.64%)
 CAFCO
  1.58%; 11/05/04                                  $  900,000            $    899,842
  1.66%; 11/18/04                                   1,000,000                 999,216
  1.83%; 12/06/04                                   1,300,000               1,297,687
  2.02%; 01/07/05                                   1,300,000               1,295,113
 CXC
  1.45%; 11/15/04                                   1,000,000                 999,436
  1.61%; 11/04/04                                   1,000,000                 999,866
  1.85%; 12/16/04                                   1,300,000               1,296,994
  1.98%; 01/10/05                                   1,400,000               1,394,610
 FCAR Owner Trust I
  1.66%; 11/16/04                                   1,100,000               1,099,239
  1.70%; 11/03/04                                     100,000                  99,991
  1.73%; 12/03/04                                   1,000,000                 998,462
  1.79%; 12/08/04                                     885,000                 883,372
  1.81%; 12/09/04                                   1,280,000               1,277,554
  1.83%; 12/10/04                                   1,200,000               1,197,621
  1.89%; 01/06/05                                   1,300,000               1,295,496
  1.90%; 12/16/04                                   1,200,000               1,197,150
 Windmill Funding
  1.60%; 11/03/04                                     900,000                 899,920
  1.71%; 11/24/04                                   1,100,000               1,098,798
  1.86%; 12/22/04                                   1,500,000               1,496,048
  1.87%; 12/15/04                                   1,095,000               1,092,497
  1.97%; 01/05/05                                   1,450,000               1,444,842
                                                                           23,263,754
BREWERY (0.59%)
 Anheuser-Busch
  1.77%; 11/22/04                                   1,300,000               1,298,658
CHEMICALS-DIVERSIFIED (2.51%)
 E. I. Du Pont de Nemours
  1.75%; 11/05/04                                   1,500,000               1,499,708
  1.87%; 12/27/04                                   1,400,000               1,395,928
  1.90%; 12/28/04                                   2,611,000               2,603,145
                                                                            5,498,781
COATINGS & PAINT (0.55%)
 Sherwin-Williams
  1.80%; 12/13/04                                   1,200,000               1,197,480
COMMERCIAL BANKS (5.81%)
 Nordea North America
  1.63%; 11/12/04                                     900,000                 899,552
  1.72%; 11/29/04                                   1,100,000               1,098,528
  1.78%; 11/29/04                                     490,000                 489,322
  1.80%; 11/30/04                                   1,560,000               1,557,738
  1.88%; 12/29/04                                   1,300,000               1,296,062
  1.97%; 01/31/05                                   1,400,000               1,393,028
  1.99%; 01/31/05                                   1,500,000               1,492,455
 Svenska Handelsbanken
  1.60%; 11/10/04                                     900,000                 899,640
  1.82%; 12/03/04                                   1,200,000               1,198,059
  1.86%; 12/13/04                                   1,400,000               1,396,962
  2.04%; 01/31/05                                   1,000,000                 994,843
                                                                           12,716,189
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (5.97%)
 Amstel Funding
  1.76%; 12/27/04                                  $1,000,000            $    997,262
  1.92%; 12/29/04                                   1,500,000               1,495,360
  2.05%; 02/17/05                                   1,500,000               1,490,775
  2.11%; 02/22/05                                   1,200,000               1,192,052
 General Electric Capital
  1.60%; 11/01/04                                     795,000                 795,000
  1.62%; 11/05/04                                     900,000                 899,838
  1.65%; 11/02/04                                   1,000,000                 999,954
  1.65%; 11/17/04                                   1,000,000                 999,267
  1.75%; 12/06/04                                   1,100,000               1,098,129
  1.92%; 12/31/04                                   1,500,000               1,495,200
  2.05%; 01/27/05                                   1,600,000               1,592,073
                                                                           13,054,910
FINANCE-AUTO LOANS (5.03%)
 Paccar Financial
  1.62%; 11/04/04                                     800,000                 799,892
  1.63%; 11/15/04                                   1,100,000               1,099,303
  1.63%; 11/18/04                                   1,000,000                 999,230
  1.95%; 01/07/05                                   1,355,000               1,350,083
 Toyota Motor Credit
  1.66%; 11/15/04                                   1,155,000               1,154,254
  1.77%; 11/05/04                                   1,200,000               1,199,764
  1.77%; 11/19/04                                   1,450,000               1,448,710
  1.80%; 12/07/04                                   1,460,000               1,457,372
  2.08%; 01/28/05                                   1,500,000               1,492,373
                                                                           11,000,981
FINANCE-COMMERCIAL (3.47%)
 CIT Group
  1.62%; 11/10/04                                   1,000,000                 999,595
  1.67%; 11/12/04                                     900,000                 899,541
  1.71%; 12/02/04                                   1,000,000                 998,528
  1.80%; 12/02/04                                     805,000                 803,752
  1.87%; 12/17/04                                   1,000,000                 997,611
  2.00%; 01/04/05                                   1,400,000               1,395,022
  2.10%; 03/02/05                                   1,500,000               1,489,412
                                                                            7,583,461
FINANCE-CONSUMER LOANS (4.49%)
 American General Finance
  1.74%; 11/19/04                                   1,000,000                 999,130
  1.95%; 12/21/04                                   1,600,000               1,595,667
  2.07%; 02/02/05                                   1,500,000               1,491,979
 Household Finance
  1.63%; 11/02/04                                     900,000                 899,959
  1.66%; 11/29/04                                     645,000                 644,167
  1.71%; 11/30/04                                   1,000,000                 998,622
  1.73%; 11/16/04                                     775,000                 774,441
  1.86%; 12/09/04                                   1,480,000               1,477,094
  2.04%; 01/27/05                                     950,000                 945,317
                                                                            9,826,376
FINANCE-INVESTMENT BANKER & BROKER (14.51%)
 Bear Stearns
  1.79%; 12/10/04                                   1,300,000               1,297,479
  1.80%; 12/07/04                                   1,300,000               1,297,660
  1.81%; 11/30/04                                   1,300,000               1,298,105
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Bear Stearns (continued)
  1.83%; 12/03/04                                  $1,300,000            $  1,297,885
  2.04%; 01/21/05                                   1,400,000               1,393,574
  2.07%; 02/03/05                                   1,300,000               1,292,974
 Citigroup Global Markets Holdings
  1.62%; 11/03/04                                   1,075,000               1,074,903
  1.67%; 12/07/04                                   1,000,000                 998,330
  1.69%; 11/18/04                                   1,000,000                 999,202
  1.69%; 11/23/04                                   1,025,000               1,023,866
  1.76%; 11/04/04                                   1,500,000               1,499,780
  1.76%; 11/12/04                                   1,200,000               1,199,355
  2.05%; 01/25/05                                   1,000,000                 995,160
 Goldman Sachs Group
  1.60%; 11/08/04                                   2,975,000               2,974,074
  1.60%; 11/09/04                                     870,000                 869,691
  1.62%; 11/19/04                                     900,000                 899,271
  1.64%; 11/23/04                                   1,000,000                 998,992
 ING U.S. Funding
  1.65%; 11/04/04                                   1,100,000               1,099,849
  1.70%; 11/22/04                                     970,000                 969,038
  1.80%; 12/14/04                                   1,000,000                 997,856
  1.83%; 12/01/04                                   1,000,000                 998,475
  1.84%; 12/15/04                                   1,300,000               1,297,076
  1.97%; 01/06/05                                   1,525,000               1,519,492
 Morgan Stanley
  1.94%; 12/03/04                                   1,500,000               1,497,413
  1.95%; 12/07/04                                   1,950,000               1,946,198
                                                                           31,735,698
FINANCE-LEASING COMPANY (0.96%)
 International Lease Finance
  1.65%; 11/10/04                                   1,000,000                 999,588
  1.66%; 11/16/04                                   1,100,000               1,099,239
                                                                            2,098,827
FINANCE-MORTGAGE LOAN/BANKER (7.74%)
 Federal Home Loan Mortgage
  1.51%; 11/01/04                                   1,000,000               1,000,000
  1.60%; 11/04/04                                     900,000                 899,880
  1.63%; 12/06/04                                     995,000                 993,423
  1.68%; 11/23/04                                   1,000,000                 998,973
  1.86%; 12/14/04                                   2,200,000               2,195,112
  1.87%; 12/21/04                                   1,250,000               1,246,754
 Federal National Mortgage Association
  1.52%; 11/03/04                                     955,000                 954,919
  1.58%; 11/03/04                                   1,100,000               1,099,904
  1.67%; 11/17/04                                   1,100,000               1,099,184
  1.68%; 12/13/04                                     700,000                 698,628
  1.70%; 11/17/04                                   1,000,000                 999,244
  1.81%; 11/24/04                                   1,300,000               1,298,497
  1.81%; 11/24/04                                   1,060,000               1,058,862
  1.91%; 12/29/04                                   1,000,000                 996,923
  1.98%; 01/24/05                                   1,400,000               1,393,532
                                                                           16,933,835
FINANCE-OTHER SERVICES (8.52%)
 Commoloco
  1.68%; 11/08/04                                   1,225,000               1,224,600
  1.79%; 11/19/04                                   1,305,000               1,303,832
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Commoloco (continued)
  1.81%; 12/01/04                                  $1,300,000            $  1,298,039
  1.82%; 11/22/04                                   1,400,000               1,398,514
  1.83%; 11/29/04                                   1,300,000               1,298,150
  1.90%; 12/20/04                                   1,500,000               1,496,121
 CRC Funding
  1.75%; 12/02/04                                   1,000,000                 998,493
  1.78%; 12/02/04                                   1,200,000               1,198,161
  1.97%; 01/10/05                                   1,100,000               1,095,786
  2.00%; 01/19/05                                   1,400,000               1,393,855
  2.03%; 01/06/05                                   1,400,000               1,394,790
  2.05%; 01/20/05                                   1,400,000               1,393,622
 Private Export Funding
  1.68%; 11/18/04                                     990,000                 989,214
  1.70%; 12/09/04                                     700,000                 698,744
  2.10%; 03/09/05                                   1,455,000               1,444,136
                                                                           18,626,057
FOOD-MISCELLANEOUS/DIVERSIFIED (0.69%)
 Unilever Capital
  1.77%; 11/16/04                                   1,500,000               1,498,894
INSURANCE BROKERS (0.69%)
 Marsh & McLennan
  1.81%; 11/23/04                                   1,500,000               1,498,341
MEDICAL-DRUGS (0.55%)
 Pfizer
  1.64%; 11/17/04                                   1,200,000               1,199,125
MONEY CENTER BANKS (8.95%)
 Bank of America
  1.71%; 12/01/04                                   1,000,000                 998,575
  1.75%; 12/22/04                                   1,300,000               1,296,556
  1.83%; 12/15/04                                   1,400,000               1,396,868
  1.85%; 12/10/04                                   1,500,000               1,496,994
  4.00%; 11/01/04                                   1,000,000               1,000,000
 BNP Paribas Finance
  1.87%; 12/28/04                                   1,200,000               1,196,447
  1.90%; 12/30/04                                   1,400,000               1,395,650
 Citicorp
  1.66%; 11/22/04                                   1,000,000                 999,032
  1.90%; 12/22/04                                   1,330,000               1,326,420
 HBOS Treasury Services
  1.63%; 11/09/04                                   1,000,000                 999,638
  1.69%; 11/09/04                                   1,100,000               1,099,587
  1.70%; 12/09/04                                   1,000,000                 998,205
  1.87%; 12/08/04                                   1,200,000               1,197,694
  1.88%; 12/14/04                                   1,500,000               1,496,631
  2.03%; 02/01/05                                   1,300,000               1,293,256
  2.05%; 01/24/05                                   1,400,000               1,393,320
                                                                           19,584,873
OIL COMPANY-INTEGRATED (1.76%)
 Shell Finance
  1.77%; 12/06/04                                   1,400,000               1,397,591
  1.78%; 12/08/04                                   1,205,000               1,202,796
  1.97%; 01/28/05                                   1,265,000               1,258,908
                                                                            3,859,295
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
REGIONAL BANKS (0.64%)
 Wells Fargo Bank
  2.02%; 01/18/05                                  $1,400,000            $  1,400,000
RETAIL-DISCOUNT (0.96%)
 Wal-Mart Stores
  1.59%; 11/02/04                                   2,100,000               2,099,907
SPECIAL PURPOSE BANKS (1.32%)
 KFW International Finance
  1.75%; 11/01/04                                   1,500,000               1,500,000
  1.97%; 01/24/05                                   1,400,000               1,393,565
                                                                            2,893,565
SPECIAL PURPOSE ENTITY (11.27%)
 Barclays U.S. Funding
  1.81%; 12/08/04                                   1,200,000               1,197,768
  1.92%; 12/20/04                                   1,500,000               1,496,080
  1.96%; 12/17/04                                   1,900,000               1,895,242
 Compass Securitization
  1.81%; 12/15/04                                     960,000                 957,876
  1.82%; 11/26/04                                   1,200,000               1,198,483
  2.02%; 01/18/05                                   1,620,000               1,612,910
 Grampian Funding
  1.71%; 11/29/04                                   1,000,000                 998,670
  1.84%; 12/21/04                                   1,200,000               1,196,933
  1.89%; 12/23/04                                   1,200,000               1,196,724
  2.05%; 01/26/05                                   1,420,000               1,413,046
 Ranger Funding
  1.72%; 12/01/04                                   1,100,000               1,098,423
  1.97%; 01/03/05                                   1,400,000               1,395,174
  1.99%; 01/12/05                                   1,300,000               1,294,826
 Receivables Capital
  1.62%; 11/01/04                                     670,000                 670,000
 Sheffield Receivables
  2.07%; 01/06/05                                   1,500,000               1,494,308
 Tulip Funding
  1.95%; 01/04/05                                   1,485,000               1,479,852
 Yorktown Capital
  1.81%; 12/13/04                                   1,330,000               1,327,191
  1.85%; 01/18/05                                   1,400,000               1,393,933
  2.00%; 12/17/04                                   1,325,000               1,321,868
                                                                           24,639,307
SUPRANATIONAL BANK (1.64%)
 Corp Andina de Fomento
  1.77%; 11/09/04                                   1,200,000               1,199,528
  1.78%; 11/12/04                                   1,000,000                 999,456
  1.91%; 12/16/04                                   1,400,000               1,396,657
                                                                            3,595,641
TELEPHONE COMMUNICATION (0.54%)
 Telstra
  1.95%; 12/30/04                                   1,190,000               1,186,197
TELEPHONE-INTEGRATED (1.32%)
 BellSouth
  1.93%; 12/20/04                                   1,400,000               1,396,322
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 SBC Communications
  2.04%; 01/10/05                                  $1,500,000            $  1,494,050
                                                                            2,890,372
                                      TOTAL COMMERCIAL PAPER              221,180,524

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (1.34%)
AEROSPACE & DEFENSE EQUIPMENT (0.14%)
 United Technologies
  6.63%; 11/15/04                                  $  300,000            $    300,576
FINANCE-INVESTMENT BANKER & BROKER (0.59%)
 Bear Stearns
  6.65%; 12/01/04                                     500,000                 502,184
 Goldman Sachs Group
  7.50%; 01/28/05                                     175,000                 177,316
 Lehman Brothers Holdings
  7.75%; 01/15/05                                     600,000                 607,842
                                                                            1,287,342
FINANCE-MORTGAGE LOAN/BANKER (0.14%)
 Federal Home Loan Bank
  1.66%; 05/16/05                                     300,000                 300,000
FINANCE-OTHER SERVICES (0.23%)
 Newcourt Credit Group
  6.88%; 02/16/05                                     500,000                 507,976
MULTIMEDIA (0.24%)
 Gannett
  4.95%; 04/01/05                                     523,000                 529,231
                                                 TOTAL BONDS                2,925,125
                                                                         ------------

                       TOTAL PORTFOLIO INVESTMENTS (102.46%)              224,105,649
LIABILITIES, NET OF CASH AND RECEIVABLES (-2.46%)                          (5,387,837)
                                  TOTAL NET ASSETS (100.00%)             $218,717,812
                                                                         ---------------



                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                               Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
 Financial                          $158,453,902                 70.71%
 Asset Backed Securities              23,263,754                 10.38
 Government                           20,829,476                  9.29
 Basic Materials                       6,696,261                  2.99
 Communications                        4,605,800                  2.06
 Consumer, Non-cyclical                3,996,677                  1.78
 Energy                                3,859,295                  1.72
 Consumer, Cyclical                    2,099,907                  0.94
 Industrial                              300,577                  0.13
                    TOTAL           $224,105,649                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS INTERNATIONAL FUND

                                OCTOBER 31, 2004

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (92.98%)
ADVERTISING SERVICES (0.18%)
                                                                                $
 JC Decaux /1/                                                14,070                 348,827
AEROSPACE & DEFENSE (0.71%)
 BAE Systems                                                 227,900                 996,975
 Rolls-Royce Group                                            83,900                 398,161
                                                                                   1,395,136
AEROSPACE & DEFENSE-EQUIPMENT (0.33%)
 European Aeronautic Defense & Space                          23,000                 653,897
AUDIO & VIDEO PRODUCTS (0.94%)
 Matsushita Electric Industrial                               55,000                 796,073
 Sony                                                          8,800                 305,791
 Thomson                                                      32,600                 735,657
                                                                                   1,837,521
AUTO-CARS & LIGHT TRUCKS (2.41%)
 Honda Motor                                                  22,900               1,104,134
 Nissan Motor                                                 57,700                 649,322
 Toyota Motor                                                 76,100               2,959,723
                                                                                   4,713,179
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.40%)
 Aisin Seiki                                                  18,600                 415,999
 NOK                                                          11,900                 360,844
                                                                                     776,843
BATTERIES & BATTERY SYSTEMS (0.09%)
 BYD                                                          61,000                 171,635
BEVERAGES-WINE & SPIRITS (1.13%)
 Allied Domecq                                                49,400                 438,322
 Davide Campari                                                7,600                 429,724
 Diageo                                                       51,300                 685,238
 Pernod-Ricard                                                 4,800                 662,483
                                                                                   2,215,767
BREWERY (0.23%)
 Efes Breweries International /1/                                800                  22,200
 Foster's Group                                              114,000                 430,019
                                                                                     452,219
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.47%)
 Imerys                                                        5,900                 413,530
 Wienerberger                                                 12,590                 498,070
                                                                                     911,600
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.56%)
 BPB                                                          49,000                 376,863
 CRH                                                          27,800                 661,995
 HeidelbergCement                                              8,300                 406,906
 James Hardie Industries                                      49,000                 230,583
 Lafarge                                                      12,266               1,116,391
 Rinker Group                                                 39,400                 255,451
                                                                                   3,048,189
BUILDING PRODUCTS-DOORS & WINDOWS (0.30%)
 Asahi Glass                                                  63,000                 577,851
BUILDING-HEAVY CONSTRUCTION (0.46%)
 Technical Olympic                                            84,160                 402,529
 Vinci                                                         4,100                 486,858
                                                                                     889,387
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
                                                                                $
 Daiwa House Industry                                         27,000                 275,619
CAPACITORS (0.15%)
 Nichicon                                                      9,600                 110,564
 Nippon Chemi-Con                                             38,000                 185,366
                                                                                     295,930
CELLULAR TELECOMMUNICATIONS (3.33%)
 Cosmote Mobile Communications                                23,490                 423,107
 mm02 /1/                                                    181,600                 350,215
 Mobistar /1/                                                  7,100                 531,055
 NTT DoCoMo                                                      191                 336,350
 Vodafone Group                                            1,899,400               4,863,680
                                                                                   6,504,407
CHEMICALS-DIVERSIFIED (1.44%)
 BASF                                                         17,800               1,110,614
 Bayer                                                         5,000                 141,515
 K+S                                                           9,070                 378,430
 Kaneka                                                       28,000                 291,364
 Nitto Denko                                                   9,300                 440,522
 Sumitomo Chemical                                            93,000                 450,155
                                                                                   2,812,600
COMMERCIAL BANKS (4.26%)
 Allied Irish Banks                                            2,300                  40,024
 Allied Irish Banks                                           57,100                 991,454
 Australia & New Zealand Banking Group                        52,500                 799,983
 Banco BPI                                                   151,600                 588,170
 Banco Santander Central Hispano                              88,400                 983,930
 Bank Austria Creditanstalt                                    5,400                 398,475
 Commonwealth Bank of Australia                               19,200                 460,360
 Credit Agricole                                              28,100                 821,053
 IntesaBci                                                   197,546                 806,635
 National Australia Bank                                      31,500                 665,163
 Nishi-Nippon Bank                                            78,900                 349,957
 Skandinaviska Enskilda Banken                                42,800                 710,009
 St. George Bank                                              10,700                 186,622
 Westpac Banking                                              36,900                 520,379
                                                                                   8,322,214
COMMERCIAL SERVICES (0.31%)
 Societe Generale de Surveillance Holding                        945                 600,137
COMPUTER AIDED DESIGN (0.39%)
 Dassault Systemes                                            15,100                 764,092
COMPUTER SERVICES (0.14%)
 Misys                                                        68,000                 268,505
COMPUTERS-INTEGRATED SYSTEMS (0.38%)
 Fujitsu                                                     124,000                 736,830
COOPERATIVE BANKS (0.65%)
 Banche Popolari Unite                                        68,600               1,216,440
 Banco Popolare di Verona e Novara                             2,600                  45,972
                                                                                   1,262,412
COSMETICS & TOILETRIES (0.29%)
 Kao                                                          25,000                 575,619
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (0.27%)
                                                                                $
 Esprit Holdings                                              64,500                 344,734
 Inchcape                                                      6,600                 178,737
                                                                                     523,471
DIVERSIFIED MANUFACTURING OPERATIONS (1.46%)
 BBA Group                                                    91,500                 444,706
 Mitsubishi Heavy Industries                                 137,000                 384,462
 Siemens                                                      22,390               1,666,149
 Wesfarmers                                                   14,100                 365,987
                                                                                   2,861,304
DIVERSIFIED MINERALS (1.27%)
 Anglo American                                               18,700                 409,113
 BHP Billiton                                                 89,900                 911,746
 BHP Billiton                                                112,800               1,166,945
                                                                                   2,487,804
DIVERSIFIED OPERATIONS (0.43%)
 Hutchison Whampoa                                            67,000                 514,332
 Wharf Holdings                                               99,000                 325,616
                                                                                     839,948
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.17%)
 Rank Group                                                   62,600                 328,621
E-COMMERCE-SERVICES (0.15%)
 Rakuten                                                          40                 299,463
ELECTRIC PRODUCTS-MISCELLANEOUS (0.75%)
 Mitsubishi Electric                                         110,000                 513,796
 Sharp                                                        16,000                 220,586
 Stanley Electric                                             28,800                 443,432
 Techtronic Industries                                       140,000                 278,798
                                                                                   1,456,612
ELECTRIC-INTEGRATED (3.52%)
 Chubu Electric Power                                         14,400                 312,572
 CLP Holdings                                                 67,500                 387,652
 E.ON                                                          6,620                 538,942
 Enel                                                         53,000                 477,998
 Fortum                                                       45,500                 694,539
 Hongkong Electric Holdings                                   32,000                 143,073
 Public Power                                                 33,260                 823,321
 RWE                                                          23,400               1,235,287
 Scottish Power                                              133,400               1,074,265
 Tokyo Electric Power                                         53,100               1,200,113
                                                                                   6,887,762
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.92%)
 Koninklijke Philips Electronics                              48,600               1,146,791
 Murata Manufacturing                                          4,900                 233,026
 Nippon Electric Glass                                        19,000                 423,156
                                                                                   1,802,973
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.47%)
 Rohm                                                          4,600                 471,306
 Sanken Electric                                              24,000                 279,800
 Shinko Electric Industries                                    5,500                 158,490
                                                                                     909,596
ELECTRONIC MEASUREMENT INSTRUMENTS (0.11%)
 Yokogawa Electric                                            16,000                 208,231
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC PARTS DISTRIBUTION (0.20%)
                                                                                $
 Premier Farnell                                             110,800                 396,394
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.30%)
 Bradken /1/                                                  34,200                  78,681
 Linde                                                         8,350                 502,933
                                                                                     581,614
ENTERPRISE SOFTWARE & SERVICE (0.76%)
 SAP                                                           8,800               1,492,165
FINANCE-CONSUMER LOANS (0.23%)
 Provident Financial                                           1,100                  11,811
 SFCG                                                          2,090                 438,508
                                                                                     450,319
FINANCE-CREDIT CARD (0.15%)
 Credit Saison                                                 9,300                 296,892
FINANCE-INVESTMENT BANKER & BROKER (1.04%)
 Daiwa Securities Group                                       57,000                 348,903
 Macquarie Bank                                               18,200                 538,206
 Mediobanca                                                   48,600                 671,382
 Mitsubishi Securities                                        33,000                 306,102
 Nomura Securities                                            14,000                 171,391
                                                                                   2,035,984
FINANCE-LEASING COMPANY (0.34%)
 ORIX                                                          4,300                 503,334
 STB Leasing                                                   5,200                 109,200
 Sumisho Lease                                                 1,500                  57,915
                                                                                     670,449
FINANCE-OTHER SERVICES (0.44%)
 Man Group                                                    21,800                 522,469
 OMHEX /1/                                                    28,200                 332,026
                                                                                     854,495
FOOD-MEAT PRODUCTS (0.06%)
 People's Food Holdings                                      157,000                 109,365
FOOD-MISCELLANEOUS/DIVERSIFIED (1.29%)
 Nestle                                                        6,474               1,526,289
 Royal Numico /1/                                             29,400                 988,062
                                                                                   2,514,351
FOOD-RETAIL (0.89%)
 Carrefour                                                     6,500                 283,852
 Tesco                                                       233,200               1,227,398
 Woolworths                                                   23,500                 234,863
                                                                                   1,746,113
FOOD-WHOLESALE & DISTRIBUTION (0.17%)
 Fyffes                                                      142,400                 335,109
FORESTRY (0.15%)
 Sumitomo Forestry                                            30,000                 283,643
GAS-DISTRIBUTION (0.24%)
 Hong Kong & China Gas                                       130,000                 250,533
 Tokyo Gas                                                    58,000                 215,746
                                                                                     466,279
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (0.27%)
                                                                                $
 Ranstad Holding                                              15,700                 527,439
IMPORT & EXPORT (0.31%)
 Mitsui                                                       73,000                 612,515
INDUSTRIAL GASES (0.18%)
 BOC Group                                                    21,400                 343,883
INSTRUMENTS-SCIENTIFIC (0.33%)
 Leica Geosystems /1/                                          2,692                 645,860
INTERNET INCUBATORS (0.15%)
 SOFTBANK                                                      6,300                 284,773
INVESTMENT COMPANIES (0.14%)
 Macquarie Infrastructure Group                              101,600                 281,552
LEISURE & RECREATION PRODUCTS (0.10%)
 Mars Engineering                                              5,200                 194,896
LIFE & HEALTH INSURANCE (0.87%)
 AMP                                                          47,900                 227,912
 Great Eastern Holdings                                       14,100                  99,066
 Legal & General Group                                       243,400                 442,637
 Prudential                                                   63,000                 463,760
 Prudential - Rights /1/                                      10,000                  16,811
 T&D Holdings /1/                                             10,000                 440,720
                                                                                   1,690,906
MACHINERY-ELECTRICAL (0.29%)
 Schindler Holding                                             1,790                 570,991
MACHINERY-PRINT TRADE (0.12%)
 Komori                                                       17,000                 233,892
MEDICAL PRODUCTS (1.05%)
 Gambro                                                       18,200                 211,728
 Gambro                                                       30,200                 340,714
 Nobel Biocare Holding                                         5,213                 849,561
 Synthes                                                       6,140                 652,099
                                                                                   2,054,102
MEDICAL-DRUGS (6.78%)
 AstraZeneca                                                  38,500               1,573,827
 Chugai Pharmaceutical                                        19,600                 306,394
 CSL                                                          21,697                 466,749
 Fujisawa Pharmaceutical                                      20,800                 542,575
 GlaxoSmithKline                                              90,300               1,899,443
 Merck                                                        13,150                 730,990
 Novartis                                                     64,000               3,041,658
 Novo Nordisk                                                 16,625                 823,950
 Roche Holding                                                20,400               2,078,289
 Shire Pharmaceuticals Group                                  44,200                 420,529
 Takeda Chemical Industries                                   13,600                 655,730
 Yamanouchi Pharmaceutical                                    19,700                 721,659
                                                                                  13,261,793
METAL-DIVERSIFIED (0.11%)
 Rio Tinto                                                     8,200                 224,175
MONEY CENTER BANKS (9.67%)
 Banco Bilbao Vizcaya Argentaria                             121,100               1,894,756
 Barclays                                                    101,900                 996,105
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                                $
 BNP Paribas                                                  23,800               1,615,159
 Credit Suisse Group                                          33,800               1,152,033
 DBS Group Holdings                                           72,000                 674,493
 HSBC Holdings                                               265,825               4,283,792
 Lloyds TSB Group                                             82,200                 649,151
 Mitsubishi Tokyo Financial Group                                 59                 500,047
 Mitsui Trust Holdings                                        34,000                 233,412
 Mizuho Financial Group                                          153                 589,293
 Oversea-Chinese Banking                                      41,000                 339,769
 Royal Bank of Scotland                                       72,800               2,146,269
 Standard Chartered                                           34,900                 623,806
 Sumitomo Mitsui Financial Group                                 154                 999,209
 UBS                                                          28,050               2,014,828
 UFJ Holdings                                                     43                 199,228
                                                                                  18,911,350
MORTGAGE BANKS (0.46%)
 Hypo Real Estate Holding /1/                                 16,100                 601,088
 Northern Rock                                                21,800                 296,186
                                                                                     897,274
MULTI-LINE INSURANCE (4.32%)
 Allianz                                                      16,970               1,801,408
 Assicurazioni Generali                                       21,200                 627,533
 Assurances Generales de France                                6,600                 438,246
 AXA                                                          73,900               1,585,855
 CGNU                                                         73,400                 732,975
 CNP Assurances                                                9,000                 610,775
 ING Groep                                                    58,200               1,536,190
 Royal & Sun Alliance Insurance Group                        320,700                 439,245
 Skandia Forsakrings                                         180,000                 668,059
                                                                                   8,440,286
MULTIMEDIA (1.73%)
 News                                                         46,865                 377,013
 Publishing & Broadcasting                                    23,400                 255,712
 Reuters Group                                               120,300                 817,228
 Vivendi Universal /1/                                        70,610               1,923,034
                                                                                   3,372,987
NON-HOTEL GAMBLING (1.06%)
 Greek Organisation of Football Prognostics                   34,050                 692,146
 Hilton Group                                                197,700                 935,500
 William Hill                                                 49,600                 443,959
                                                                                   2,071,605
OFFICE AUTOMATION & EQUIPMENT (1.04%)
 Canon                                                        22,600               1,113,080
 Neopost                                                       5,240                 362,605
 Ricoh                                                        30,000                 559,375
                                                                                   2,035,060
OIL COMPANY-EXPLORATION & PRODUCTION (0.09%)
 Woodside Petroleum                                           12,600                 183,243
OIL COMPANY-INTEGRATED (7.67%)
 BG Group                                                    114,100                 742,705
 BP Amoco                                                    562,900               5,440,645
 ENI                                                         126,200               2,857,481
 Royal Dutch Petroleum                                        21,800               1,181,050
 Shell Transport & Trading                                   121,400                 954,273
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                                $
 TotalFinaElf                                                 18,450               3,825,498
                                                                                  15,001,652
OIL REFINING & MARKETING (0.58%)
 Nippon Mining Holdings                                       47,000                 223,072
 Nippon Oil                                                  101,000                 640,107
 Singapore Petroleum                                         122,000                 274,001
                                                                                   1,137,180
OPTICAL SUPPLIES (0.26%)
 HOYA                                                          5,000                 512,289
PAPER & RELATED PRODUCTS (0.37%)
 Oji Paper                                                    71,000                 404,511
 PaperlinX                                                    88,200                 317,546
                                                                                     722,057
PHOTO EQUIPMENT & SUPPLIES (0.70%)
 Fuji Photo Film                                              20,500                 698,842
 Konica Minolta Holdings                                      49,500                 659,130
                                                                                   1,357,972
PRINTING-COMMERCIAL (0.13%)
 Toppan Printing                                              27,000                 260,364
PROPERTY & CASUALTY INSURANCE (0.78%)
 Millea Holdings                                                  56                 738,299
 Promina Group                                                83,421                 282,894
 QBE Insurance Group                                          49,860                 511,345
                                                                                   1,532,538
PUBLISHING-BOOKS (0.35%)
 Yell Group                                                  103,200                 692,082
PUBLISHING-PERIODICALS (0.78%)
 United Business Media                                        37,700                 329,673
 Wolters Kluwer                                               65,200               1,185,179
                                                                                   1,514,852
REAL ESTATE OPERATOR & DEVELOPER (0.82%)
 British Land                                                 43,100                 588,737
 Cheung Kong                                                  54,000                 447,491
 Henderson Land Development                                   47,000                 217,990
 Mitsui Fudosan                                               33,000                 349,609
                                                                                   1,603,827
RETAIL-APPAREL & SHOE (0.77%)
 Fast Retailing                                                3,900                 247,538
 Hennes & Mauritz                                             19,300                 560,293
 Inditex                                                      15,000                 380,088
 Next                                                         10,600                 324,354
                                                                                   1,512,273
RETAIL-AUTOMOBILE (0.25%)
 USS                                                           5,990                 483,419
RETAIL-CATALOG SHOPPING (0.20%)
 GUS                                                          24,200                 394,863
RETAIL-CONSUMER ELECTRONICS (0.47%)
 Dixons Group                                                170,900                 538,601
 KESA Electricals                                             74,800                 374,163
                                                                                     912,764
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONVENIENCE STORE (0.16%)
                                                                                $
 Lawson                                                        9,300                 310,029
RETAIL-HOME FURNISHINGS (0.10%)
 Nitori                                                        3,600                 194,934
RETAIL-JEWELRY (0.28%)
 Citizen Watch                                                35,000                 328,279
 Folli - Follie                                                7,420                 226,527
                                                                                     554,806
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.56%)
 Aeon                                                         25,000                 399,284
 Coles Myer                                                   26,600                 189,549
 Ito-Yokado                                                   14,000                 500,989
                                                                                   1,089,822
RETAIL-PUBS (0.17%)
 Enterprise Inns                                              30,100                 341,392
RETAIL-VISION SERVICE CENTER (0.15%)
 Fielmann                                                      4,720                 291,798
RUBBER & VINYL (0.29%)
 JSR                                                          31,700                 575,549
RUBBER-TIRES (0.55%)
 Bridgestone                                                  22,000                 397,778
 Continental                                                  12,450                 677,824
                                                                                   1,075,602
SOAP & CLEANING PRODUCTS (0.32%)
 Reckitt Benckiser                                            22,800                 623,722
SPECIAL PURPOSE BANKS (0.29%)
 DEPFA Bank                                                   36,900                 559,039
STEEL PRODUCERS (0.94%)
 Arcelor                                                      20,900                 389,217
 JFE Holdings                                                 21,100                 565,303
 Nippon Steel                                                381,000                 889,801
                                                                                   1,844,321
TELECOMMUNICATION EQUIPMENT (0.71%)
 Alcatel /1/                                                  59,970                 874,224
 Telefonaktiebolaget LM Ericsson /1/                         179,900                 520,998
                                                                                   1,395,222
TELECOMMUNICATION SERVICES (0.36%)
 PCCW /1/                                                    431,000                 261,643
 Telecom Corporation of New Zealand                          109,457                 432,055
                                                                                     693,698
TELEPHONE-INTEGRATED (3.16%)
 Belgacom /1/                                                 14,200                 520,217
 Deutsche Telekom /1/                                         95,750               1,831,853
 France Telecom /1/                                           35,200               1,004,777
 KDDI                                                             40                 192,109
 Nippon Telegraph & Telephone                                     35                 148,319
 Royal KPN                                                    14,200                 113,256
 Telefonica                                                  138,800               2,284,692
 VersaTel Telecom International /1/                           38,200                  79,691
                                                                                   6,174,914
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEVISION (0.36%)
                                                                                $
 ITV                                                         268,100                 528,083
 Television Broadcasts                                        41,000                 175,412
                                                                                     703,495
TEXTILE-PRODUCTS (0.12%)
 Toray Industries                                             51,000                 237,734
TOBACCO (1.44%)
 Altadis                                                      38,400               1,405,320
 British American Tobacco                                     49,400                 743,133
 Imperial Tobacco Group                                       28,900                 673,039
                                                                                   2,821,492
TOYS (0.21%)
 Nintendo                                                      3,700                 416,725
TRANSPORT-MARINE (0.46%)
 Frontline                                                    11,700                 574,763
 Mitsui O.S.K. Lines                                          54,000                 319,352
                                                                                     894,115
TRANSPORT-RAIL (0.73%)
 East Japan Railway                                              208               1,091,026
 Keio Electric Railway                                        62,000                 327,545
                                                                                   1,418,571
TRANSPORT-SERVICES (0.38%)
 FirstGroup                                                   36,200                 191,526
 TNT Post Group                                               22,900                 551,721
                                                                                     743,247
TRANSPORT-TRUCK (0.35%)
 Yamato Transport                                             51,000                 686,308
VENTURE CAPITAL (0.24%)
 3i Group                                                     44,000                 470,828
WATER (0.17%)
 Pennon Group                                                 19,800                 333,953
WHOLESALING & HARBOR TRANSPORT SERVICES (0.23%)
 Kamigumi                                                     64,000                 453,225
WIRE & CABLE PRODUCTS (0.35%)
 Fujikura                                                     49,000                 215,030
 Sumitomo Electric Industries                                 50,000                 473,208
                                                                                     688,238
WIRELESS EQUIPMENT (0.23%)
 Nokia                                                        29,350                 451,376
                                                TOTAL COMMON STOCKS              181,770,242

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.56%)
AUTO-CARS & LIGHT TRUCKS (0.18%)
 Porsche                                                         550                 349,814
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.38%)
                                                                                $
 Fresenius                                                     8,700                 732,624
MULTIMEDIA (0.00%)
 News                                                            246                   1,929
                                             TOTAL PREFERRED STOCKS                1,084,367

                                                Principal

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
TREASURY BONDS (0.43%)
 U.S. Treasury /2/
                                                           $                    $
  1.47%; 11/04/04                                            400,000                 399,946
  1.64%; 12/09/04                                            150,000                 149,726
  1.69%; 01/06/05                                            150,000                 149,499
  1.70%; 12/30/04                                            150,000                 149,553
                                                                                     848,724
                                               TOTAL TREASURY BONDS                  848,724
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (93.97%)              183,703,333
CASH AND RECEIVABLES, NET OF LIABILITIES (6.03%)                                  11,792,146
                                         TOTAL NET ASSETS (100.00%)             $195,495,479
                                                                                --------------

   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain(Loss)
--------------------------------------------------------------------
FUTURES CONTRACTS
                  Buy        $4,618,512    $4,661,679     $43,167




                             $3,055,235    $3,059,685     $ 4,450




130 DJ Euro       Buy        $1,929,832    $1,830,681     $(99,151)
Stoxx 50
December, 2004
Futures

36 FTSE 100
Index
December, 2004
Futures

18 Topix Index    Buy
December, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 14,466,102
Unrealized Depreciation                        (1,994,405)
                                             ------------
Net Unrealized Appreciation (Depreciation)     12,471,697
Cost for federal income tax purposes         $171,231,636



           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                   9,022,277              4.41%
 Austria                       896,544              0.44
 Belgium                     1,051,272              0.51
 China                         171,634              0.08
 Currency Contract          11,167,002              5.46
 Denmark                       823,950              0.40
 Finland                     1,145,915              0.56
 France                     17,872,916              8.74
 Germany                    19,152,019              9.37
 Greece                      2,567,630              1.26
 Hong Kong                   3,347,274              1.64
 Ireland                     2,587,621              1.27
 Italy                       7,133,165              3.49
 Japan                      42,759,335             20.92
 Luxembourg                    389,217              0.19
 Netherlands                 8,216,058              4.02
 New Zealand                   432,055              0.21
 Norway                        574,763              0.28
 Portugal                      588,170              0.29
 Singapore                   1,496,694              0.73
 Spain                       6,948,786              3.40
 Sweden                      3,343,827              1.64
 Switzerland                13,131,746              6.42
 United Kingdom             48,753,786             23.85
 United States                 848,724              0.42
             TOTAL        $204,422,380            100.00%
                          --------------          ---------


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND

                                OCTOBER 31, 2004

                                            Shares

                                            Held                                   Value

---------------------------------------------------------------------------------------------------

COMMON STOCKS (97.83%)
AEROSPACE & DEFENSE (0.56%)
                                                                                $
 Boeing                                                       29,000               1,447,100
 Raytheon                                                     17,500                 638,400
 Rockwell Collins                                             35,400               1,255,638
                                                                                   3,341,138
AEROSPACE & DEFENSE EQUIPMENT (1.09%)
 General Dynamics                                             14,200               1,450,104
 Lockheed Martin                                              48,100               2,649,829
 United Technologies                                          25,700               2,385,474
                                                                                   6,485,407
AGRICULTURAL CHEMICALS (0.55%)
 Agrium                                                       70,200               1,164,618
 Mosaic /1/                                                   36,300                 545,952
 Potash Corp. of Saskatchewan                                 22,800               1,522,812
                                                                                   3,233,382
AIRLINES (0.11%)
 Southwest Airlines                                           41,700                 657,609
APPLIANCES (0.18%)
 Maytag                                                       15,900                 276,660
 Whirlpool                                                    13,900                 816,625
                                                                                   1,093,285
APPLICATIONS SOFTWARE (3.45%)
 Intuit /1/                                                   24,600               1,115,856
 Mercury Interactive /1/                                       8,000                 347,440
 Microsoft                                                   643,500              18,011,565
 Red Hat /1/                                                  63,600                 816,624
 Siebel Systems /1/                                           18,900                 179,550
                                                                                  20,471,035
AUDIO & VIDEO PRODUCTS (0.06%)
 Digital Theater Systems /1/                                  21,300                 362,313
AUTO-CARS & LIGHT TRUCKS (0.30%)
 General Motors                                               45,700               1,761,735
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.15%)
 Paccar                                                       13,200                 914,892
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.24%)
 Lear                                                         11,000                 593,120
 TRW Automotive Holdings /1/                                  45,700                 839,052
                                                                                   1,432,172
BEVERAGES-NON-ALCOHOLIC (2.10%)
 Coca-Cola                                                   149,700               6,086,802
 Cott /1/                                                     37,900                 995,254
 Pepsico                                                     108,400               5,374,472
                                                                                  12,456,528
BREWERY (0.26%)
 Anheuser-Busch                                               30,600               1,528,470
BROADCASTING SERVICES & PROGRAMMING (0.25%)
 Liberty Media /1/                                           166,000               1,480,720
CABLE TV (0.10%)
 Rogers Communications                                        25,900                 596,736
                                            Shares

                                            Held                                   Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CASINO HOTELS (0.07%)
                                                                                $
 Station Casinos                                               7,900                 402,505
CASINO SERVICES (0.27%)
 International Game Technology                                47,700               1,576,008
CELLULAR TELECOMMUNICATIONS (0.48%)
 Nextel Communications /1/                                    77,300               2,047,677
 Nextel Partners /1/                                          45,700                 769,588
                                                                                   2,817,265
CHEMICALS-DIVERSIFIED (0.63%)
 Dow Chemical                                                 68,300               3,069,402
 E. I. Du Pont de Nemours                                     15,600                 668,772
                                                                                   3,738,174
CHEMICALS-SPECIALTY (0.37%)
 Cabot                                                        14,400                 490,752
 Ferro                                                        14,300                 301,301
 Great Lakes Chemical                                         12,400                 317,688
 Millennium Chemicals /1/                                     37,300                 801,204
 Minerals Technologies                                         4,200                 252,420
                                                                                   2,163,365
CIRCUIT BOARDS (0.17%)
 Jabil Circuit /1/                                            40,300                 979,693
COMMERCIAL BANKS (0.39%)
 First Horizon National                                       27,100               1,172,888
 Synovus Financial                                            42,400               1,152,856
                                                                                   2,325,744
COMMERCIAL SERVICE-FINANCE (0.11%)
 Moody's                                                       8,300                 645,823
COMPUTERS (1.45%)
 Gateway /1/                                                  40,100                 234,585
 Hewlett-Packard                                             112,800               2,104,848
 International Business Machines                              69,800               6,264,550
                                                                                   8,603,983
COMPUTERS-INTEGRATED SYSTEMS (1.47%)
 Dell /1/                                                    249,000               8,729,940
COMPUTERS-MEMORY DEVICES (0.07%)
 Veritas Software /1/                                         19,900                 435,412
COMPUTERS-PERIPHERAL EQUIPMENT (0.17%)
 Lexmark International /1/                                    12,100               1,005,631
CONSULTING SERVICES (0.33%)
 Accenture /1/                                                26,200                 634,302
 Advisory Board /1/                                           39,700               1,293,426
                                                                                   1,927,728
CONSUMER PRODUCTS-MISCELLANEOUS (0.30%)
 Clorox                                                       21,500               1,173,900
 Fortune Brands                                                8,400                 611,688
                                                                                   1,785,588
COSMETICS & TOILETRIES (2.36%)
 Colgate-Palmolive                                            29,000               1,293,980
 Gillette                                                     54,500               2,260,660
 Kimberly-Clark                                               24,200               1,444,014
                                            Shares

                                            Held                                   Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                                $
 Procter & Gamble                                            176,300               9,023,034
                                                                                  14,021,688
CRUISE LINES (0.47%)
 Carnival                                                     42,900               2,169,024
 Royal Caribbean Cruises                                      12,600                 587,160
                                                                                   2,756,184
DATA PROCESSING & MANAGEMENT (0.81%)
 Automatic Data Processing                                    59,100               2,564,349
 First Data                                                   41,900               1,729,632
 Fiserv /1/                                                   15,000                 533,100
                                                                                   4,827,081
DECISION SUPPORT SOFTWARE (0.14%)
 NetIQ /1/                                                    67,100                 850,828
DISPOSABLE MEDICAL PRODUCTS (0.08%)
 C.R. Bard                                                     8,800                 499,840
DISTRIBUTION-WHOLESALE (0.21%)
 CDW                                                          19,600               1,215,788
DIVERSIFIED MANUFACTURING OPERATIONS (6.39%)
 Danaher                                                      29,000               1,598,770
 General Electric                                            733,000              25,009,960
 Honeywell International                                      91,300               3,074,984
 Illinois Tool Works                                           4,900                 452,172
 ITT Industries                                                4,600                 373,244
 Roper Industries                                              6,100                 376,126
 Tyco International                                          224,300               6,986,945
                                                                                  37,872,201
DIVERSIFIED MINERALS (0.20%)
 BHP Billiton                                                 56,700               1,171,989
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.19%)
 Cendant                                                      55,200               1,136,568
E-COMMERCE-SERVICES (0.94%)
 eBay /1/                                                     36,700               3,582,287
 InterActiveCorp /1/                                          66,900               1,446,378
 Monster Worldwide /1/                                        20,200                 566,610
                                                                                   5,595,275
ELECTRIC-INTEGRATED (3.14%)
 American Electric Power                                      18,300                 602,619
 CMS Energy /1/                                               18,900                 176,904
 Constellation Energy Group                                   18,700                 759,594
 Duke Energy                                                 101,400               2,487,342
 Edison International                                         29,700                 905,850
 El Paso Electric /1/                                         46,100                 767,565
 Entergy                                                      15,300               1,000,008
 Exelon                                                       40,300               1,596,686
 FirstEnergy                                                  53,000               2,190,490
 NiSource                                                     38,300                 821,535
 PG&E /1/                                                     41,800               1,339,272
 Pinnacle West Capital                                        24,100               1,027,142
 PPL                                                          26,800               1,393,600
 Southern                                                     19,600                 619,164
 TECO Energy                                                  35,700                 499,800
                                            Shares

                                            Held                                   Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                                $
 TXU                                                          39,600               2,424,312
                                                                                  18,611,883
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.21%)
 Intel                                                       372,100               8,282,946
 QLogic /1/                                                   44,500               1,446,250
 Texas Instruments                                            80,800               1,975,560
 Xilinx                                                       46,400               1,419,840
                                                                                  13,124,596
ENTERPRISE SOFTWARE & SERVICE (0.73%)
 Oracle /1/                                                  341,700               4,325,922
FIDUCIARY BANKS (0.81%)
 Investors Financial Services                                 36,500               1,404,885
 State Street                                                 75,800               3,414,790
                                                                                   4,819,675
FILTRATION & SEPARATION PRODUCTS (0.15%)
 Pall                                                         34,700                 897,342
FINANCE-COMMERCIAL (0.17%)
 CapitalSource /1/                                            45,100               1,010,240
FINANCE-CONSUMER LOANS (0.25%)
 SLM                                                          32,500               1,470,950
FINANCE-CREDIT CARD (0.82%)
 American Express                                             71,100               3,773,277
 MBNA                                                         42,600               1,091,838
                                                                                   4,865,115
FINANCE-INVESTMENT BANKER & BROKER (4.08%)
 Charles Schwab                                               86,200                 788,730
 Citigroup                                                   281,200              12,476,844
 Goldman Sachs Group                                          26,600               2,616,908
 Legg Mason                                                    5,100                 324,921
 Lehman Brothers Holdings                                     18,300               1,503,345
 Merrill Lynch                                                62,600               3,376,644
 Morgan Stanley                                               61,300               3,131,817
                                                                                  24,219,209
FINANCE-MORTGAGE LOAN/BANKER (1.05%)
 Countrywide Credit Industries                                19,800                 632,214
 Federal Home Loan Mortgage                                   39,700               2,644,020
 Federal National Mortgage Association                        41,900               2,939,285
                                                                                   6,215,519
FINANCIAL GUARANTEE INSURANCE (0.31%)
 MGIC Investment                                              14,000                 900,340
 Radian Group                                                 19,900                 953,807
                                                                                   1,854,147
FOOD-CONFECTIONERY (0.17%)
 Hershey Foods                                                20,000               1,013,800
FOOD-MISCELLANEOUS/DIVERSIFIED (0.67%)
 Campbell Soup                                                39,300               1,054,812
 General Mills                                                33,400               1,477,950
 H.J. Heinz                                                    9,500                 345,325
 Kellogg                                                      25,900               1,113,700
                                                                                   3,991,787
                                            Shares

                                            Held                                   Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.23%)
                                                                                $
 Sysco                                                        41,900               1,352,113
GAS-DISTRIBUTION (0.04%)
 Sempra Energy                                                 7,000                 234,780
GOLD MINING (0.55%)
 Newmont Mining                                               68,200               3,240,864
HEALTH CARE COST CONTAINMENT (0.12%)
 Caremark Rx /1/                                              24,500                 734,265
HOME DECORATION PRODUCTS (0.16%)
 Newell Rubbermaid                                            45,100                 972,356
HOTELS & MOTELS (0.18%)
 Fairmont Hotels & Resorts                                     7,800                 221,364
 Marriott International                                       15,400                 839,146
                                                                                   1,060,510
HUMAN RESOURCES (0.18%)
 Manpower                                                     10,100                 457,025
 Robert Half International                                    21,800                 578,354
                                                                                   1,035,379
INSURANCE BROKERS (0.44%)
 Marsh & McLennan                                             94,400               2,611,104
INTERNET APPLICATION SOFTWARE (0.18%)
 MatrixOne /1/                                                68,500                 390,450
 Verity /1/                                                   52,700                 680,884
                                                                                   1,071,334
INTERNET BROKERS (0.48%)
 Ameritrade Holding /1/                                      219,200               2,853,984
INTERNET CONTENT-INFORMATION & NEWS (0.10%)
 CNET Networks /1/                                            68,900                 562,913
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.19%)
 Franklin Resources                                           18,400               1,115,408
LEISURE & RECREATION PRODUCTS (0.23%)
 Brunswick                                                    20,500                 961,860
 WMS Industries /1/                                           13,600                 397,800
                                                                                   1,359,660
LIFE & HEALTH INSURANCE (0.15%)
 Genworth Financial                                           37,200                 887,592
MACHINERY-FARM (0.33%)
 Deere                                                        32,700               1,954,806
MEDICAL INSTRUMENTS (1.40%)
 Biomet                                                       14,600                 681,528
 Boston Scientific /1/                                        48,000               1,694,400
 Guidant                                                      23,000               1,532,260
 Medtronic                                                    68,200               3,485,702
 St. Jude Medical /1/                                         12,100                 926,497
                                                                                   8,320,387
MEDICAL LABORATORY & TESTING SERVICE (0.13%)
 Laboratory Corp. of America Holdings /1/                     17,100                 783,180
MEDICAL PRODUCTS (2.34%)
 Baxter International                                         31,800                 978,168
                                            Shares

                                            Held                                   Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                                $
 Becton Dickinson                                             17,900                 939,750
 Johnson & Johnson                                           170,400               9,947,952
 Stryker                                                      22,000                 947,980
 Zimmer Holdings /1/                                          13,900               1,078,501
                                                                                  13,892,351
MEDICAL-BIOMEDICAL/GENE (1.17%)
 Amgen /1/                                                    81,000               4,600,800
 Biogen Idec /1/                                              20,800               1,209,728
 Chiron /1/                                                   12,900                 418,218
 Genentech /1/                                                15,400                 701,162
                                                                                   6,929,908
MEDICAL-DRUGS (4.79%)
 Abbott Laboratories                                          72,300               3,082,149
 Cephalon /1/                                                  5,800                 276,486
 Eli Lilly                                                    68,000               3,733,880
 Forest Laboratories /1/                                      27,600               1,230,960
 Medimmune /1/                                                12,000                 341,040
 Merck                                                       115,800               3,625,698
 Pfizer                                                      418,200              12,106,890
 Schering-Plough                                              30,100                 545,111
 Wyeth                                                        87,400               3,465,410
                                                                                  28,407,624
MEDICAL-GENERIC DRUGS (0.08%)
 Watson Pharmaceutical /1/                                    17,800                 498,934
MEDICAL-HMO (0.91%)
 Anthem /1/                                                   12,700               1,021,080
 UnitedHealth Group                                           60,800               4,401,920
                                                                                   5,423,000
MEDICAL-HOSPITALS (0.13%)
 HCA                                                          21,700                 797,041
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.31%)
 AmerisourceBergen                                            10,200                 561,408
 Cardinal Health                                              26,700               1,248,225
                                                                                   1,809,633
METAL-ALUMINUM (0.31%)
 Alcoa                                                        56,700               1,842,750
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoran Copper & Gold                               10,300                 373,066
MISCELLANEOUS INVESTING (0.35%)
 Duke-Weeks Realty                                            24,300                 828,630
 Simon Property Group                                         10,500                 612,360
 United Dominion Realty Trust                                 31,300                 659,804
                                                                                   2,100,794
MONEY CENTER BANKS (3.08%)
 Bank of America                                             180,428               8,081,370
 JP Morgan Chase                                             264,240              10,199,664
                                                                                  18,281,034
MOTORCYCLE & MOTOR SCOOTER (0.06%)
 Harley-Davidson                                               5,900                 339,663
MULTI-LINE INSURANCE (2.42%)
 American International Group                                154,300               9,367,553
                                            Shares

                                            Held                                   Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                $
 Hartford Financial Services Group                            33,000               1,929,840
 Prudential Financial                                         39,700               1,844,859
 Safeco                                                       26,100               1,206,864
                                                                                  14,349,116
MULTIMEDIA (2.20%)
 E.W. Scripps                                                  7,000                 334,040
 Gannett                                                      17,800               1,476,510
 McGraw-Hill                                                  12,700               1,095,375
 Meredith                                                      3,900                 191,100
 Time Warner /1/                                             333,700               5,552,768
 Viacom                                                      111,400               4,064,986
 Walt Disney                                                  13,600                 342,992
                                                                                  13,057,771
NETWORKING PRODUCTS (1.48%)
 Cisco Systems /1/                                           390,400               7,499,584
 Emulex /1/                                                   31,900                 335,269
 Juniper Networks /1/                                         19,900                 529,539
 Lucent Technologies /1/                                     109,200                 387,660
                                                                                   8,752,052
NON-HAZARDOUS WASTE DISPOSAL (0.11%)
 Republic Services                                               900                  27,720
 Waste Management                                             21,200                 603,776
                                                                                     631,496
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Pitney Bowes                                                 12,800                 560,000
OIL & GAS DRILLING (0.31%)
 Nabors Industries /1/                                         5,000                 245,600
 Transocean Sedco Forex /1/                                   45,500               1,603,875
                                                                                   1,849,475
OIL COMPANY-EXPLORATION & PRODUCTION (0.58%)
 Anadarko Petroleum                                           19,100               1,288,295
 Devon Energy                                                  5,000                 369,850
 EOG Resources                                                 6,700                 445,952
 Murphy Oil                                                   16,400               1,312,328
                                                                                   3,416,425
OIL COMPANY-INTEGRATED (5.37%)
 ChevronTexaco                                               134,800               7,152,488
 ConocoPhillips                                               45,200               3,810,812
 Exxon Mobil                                                 388,500              19,121,970
 Occidental Petroleum                                          9,800                 547,134
 TotalFinaElf                                                 11,600               1,209,648
                                                                                  31,842,052
OIL FIELD MACHINERY & EQUIPMENT (0.21%)
 FMC Technologies /1/                                         18,100                 547,163
 Grant Prideco /1/                                            32,900                 676,424
                                                                                   1,223,587
OIL-FIELD SERVICES (0.71%)
 Baker Hughes                                                 23,600               1,010,788
 BJ Services                                                   5,600                 285,600
 Schlumberger                                                 46,600               2,933,004
                                                                                   4,229,392
                                            Shares

                                            Held                                   Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (0.03%)
                                                                                $
 Bausch & Lomb                                                 2,700                 164,592
PAPER & RELATED PRODUCTS (0.70%)
 Bowater                                                      13,500                 497,340
 International Paper                                          36,900               1,421,019
 MeadWestvaco                                                 31,400                 990,042
 Potlatch                                                     16,500                 776,985
 Weyerhaeuser                                                  7,500                 469,800
                                                                                   4,155,186
PHARMACY SERVICES (0.09%)
 Medco Health Solutions /1/                                   15,900                 539,169
PIPELINES (0.08%)
 Dynegy /1/                                                   67,700                 333,761
 Williams                                                     10,500                 131,355
                                                                                     465,116
PROPERTY & CASUALTY INSURANCE (1.30%)
 Progressive                                                  11,700               1,094,535
 St. Paul                                                    146,069               4,960,503
 XL Capital                                                   23,000               1,667,500
                                                                                   7,722,538
PUBLISHING-NEWSPAPERS (0.20%)
 New York Times                                               15,100                 604,755
 Washington Post                                                 600                 549,000
                                                                                   1,153,755
REGIONAL BANKS (3.81%)
 Comerica                                                    101,700               6,255,567
 SunTrust Banks                                               17,100               1,203,498
 U.S. Bancorp                                                292,600               8,371,286
 Wachovia                                                     70,700               3,479,147
 Wells Fargo                                                  55,100               3,290,572
                                                                                  22,600,070
REINSURANCE (0.15%)
 AXIS Capital Holdings                                        36,000                 902,160
RETAIL-APPAREL & SHOE (0.68%)
 Abercrombie & Fitch                                          30,200               1,183,236
 Christopher & Banks                                          29,800                 484,250
 Hot Topic /1/                                                54,000               1,110,240
 Ross Stores                                                  47,700               1,253,079
                                                                                   4,030,805
RETAIL-AUTO PARTS (0.10%)
 O'Reilly Automotive /1/                                      13,600                 585,616
RETAIL-BUILDING PRODUCTS (1.26%)
 Home Depot                                                  121,800               5,003,544
 Lowe's                                                       43,800               2,465,064
                                                                                   7,468,608
RETAIL-CONSUMER ELECTRONICS (0.21%)
 Best Buy                                                     21,400               1,267,308
RETAIL-DISCOUNT (3.23%)
 Dollar Tree Stores /1/                                       20,100                 580,890
 Family Dollar Stores                                         52,400               1,548,420
 Target                                                       93,200               4,661,864
 TJX                                                          38,700                 928,026
                                            Shares

                                            Held                                   Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                                $
 Wal-Mart Stores                                             212,200              11,441,824
                                                                                  19,161,024
RETAIL-DRUG STORE (0.70%)
 CVS                                                          31,800               1,382,028
 Walgreen                                                     76,900               2,759,941
                                                                                   4,141,969
RETAIL-OFFICE SUPPLIES (0.11%)
 Staples                                                      22,600                 672,124
RETAIL-PET FOOD & SUPPLIES (0.04%)
 PETsMART                                                      7,300                 233,454
RETAIL-REGIONAL DEPARTMENT STORE (0.40%)
 Kohl's /1/                                                   47,000               2,385,720
RETAIL-RESTAURANTS (0.92%)
 McDonald's                                                   51,200               1,492,480
 Panera Bread /1/                                             28,100                 981,533
 RARE Hospitality International /1/                           32,900                 911,659
 Starbucks /1/                                                21,200               1,121,056
 Yum! Brands                                                  21,700                 943,950
                                                                                   5,450,678
SATELLITE TELECOM (0.23%)
 EchoStar Communications /1/                                  43,500               1,375,470
SCHOOLS (0.13%)
 Apollo Group /1/                                             11,800                 778,800
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.66%)
 Analog Devices                                               32,000               1,288,320
 Linear Technology                                            32,300               1,223,524
 Maxim Integrated Products                                    31,400               1,381,286
                                                                                   3,893,130
SEMICONDUCTOR EQUIPMENT (0.50%)
 Applied Materials /1/                                        95,500               1,537,550
 Kla-Tencor /1/                                               20,600                 937,918
 Novellus Systems /1/                                         18,900                 489,699
                                                                                   2,965,167
STEEL PRODUCERS (0.40%)
 Nucor                                                        56,400               2,381,772
TELECOMMUNICATION EQUIPMENT (0.71%)
 Andrew /1/                                                    8,400                 117,432
 Comverse Technology /1/                                      10,100                 208,464
 Qualcomm                                                     92,600               3,871,606
                                                                                   4,197,502
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.18%)
 Corning /1/                                                  93,800               1,074,010
TELEPHONE-INTEGRATED (2.69%)
 SBC Communications                                          210,200               5,309,652
 Sprint                                                      152,100               3,186,495
 Verizon Communications                                      190,200               7,436,820
                                                                                  15,932,967
THERAPEUTICS (0.20%)
 Gilead Sciences /1/                                          35,000               1,212,050
                                            Shares

                                            Held                                   Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (1.22%)
                                                                                $
 Altria Group                                                148,800               7,210,848
TOYS (0.14%)
 Hasbro                                                       38,700                 684,603
 Mattel                                                        9,700                 169,847
                                                                                     854,450
TRANSPORT-RAIL (0.50%)
 CSX                                                          44,800               1,635,200
 Union Pacific                                                20,900               1,316,073
                                                                                   2,951,273
TRANSPORT-SERVICES (0.95%)
 United Parcel Service                                        71,300               5,645,534
WEB PORTALS (0.64%)
 Google /1/                                                    5,900               1,125,160
 Yahoo /1/                                                    74,500               2,696,155
                                                                                   3,821,315
WIRELESS EQUIPMENT (0.48%)
 Motorola                                                    134,800               2,326,648
 Spectrasite /1/                                               9,600                 492,480
                                                                                   2,819,128
                                                TOTAL COMMON STOCKS              580,291,015

                                            Shares

                                            Held                                   Value

---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.23%)
MULTIMEDIA (0.23%)
 News                                                         43,300               1,361,352
                                             TOTAL PREFERRED STOCKS                1,361,352

                                            Principal

                                            Amount                                 Value

---------------------------------------------------------------------------------------------------
TREASURY BONDS (0.08%)
 U.S. Treasury /2/
                                                       $                        $
  1.67%; 12/23/04                                            500,000                 498,720
                                               TOTAL TREASURY BONDS                  498,720
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (98.14%)              582,151,087
CASH AND RECEIVABLES, NET OF LIABILITIES (1.86%)                                  11,020,695
                                         TOTAL NET ASSETS (100.00%)             $593,171,782
                                                                                --------------




   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
14 S&P 500        Buy        $3,911,975    $3,956,050      $44,075
December, 2004
Futures


/1 /Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 49,969,383
Unrealized Depreciation                       (25,398,733)
                                             ------------
Net Unrealized Appreciation (Depreciation)     24,570,650
Cost for federal income tax purposes         $557,580,437


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Consumer, Non-cyclical            $118,897,094                 20.29%
 Financial                          114,621,094                 19.56
 Technology                          70,127,994                 11.96
 Communications                      65,334,296                 11.15
 Consumer, Cyclical                  62,156,436                 10.60
 Industrial                          60,758,890                 10.37
 Energy                              43,026,047                  7.34
 Basic Materials                     22,300,548                  3.80
 Utilities                           18,846,663                  3.22
 Government                           6,082,025                  1.04
 Futures Contracts                    3,956,050                  0.67
                   TOTAL           $586,107,137                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP BLEND FUND I

                                OCTOBER 31, 2004

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (98.53%)
AEROSPACE & DEFENSE (1.55%)
                                                                      $
 Boeing                                              5,300                264,470
 Northrop Grumman                                    1,200                 62,100
 Raytheon                                            4,500                164,160
                                                                          490,730
AEROSPACE & DEFENSE EQUIPMENT (0.79%)
 General Dynamics                                      800                 81,696
 United Technologies                                 1,800                167,076
                                                                          248,772
AGRICULTURAL OPERATIONS (0.34%)
 Monsanto                                            2,500                106,875
APPLICATIONS SOFTWARE (3.97%)
 Microsoft                                          44,898              1,256,695
ATHLETIC FOOTWEAR (0.21%)
 Nike                                                  819                 66,593
AUDIO & VIDEO PRODUCTS (0.61%)
 Harman International Industries                     1,600                192,288
AUTO-CARS & LIGHT TRUCKS (0.71%)
 Ford Motor                                         17,300                225,419
BEVERAGES-NON-ALCOHOLIC (1.16%)
 Coca-Cola                                           4,900                199,234
 Pepsico                                             3,390                168,076
                                                                          367,310
BREWERY (0.11%)
 Anheuser-Busch                                        700                 34,965
CABLE TV (0.87%)
 Comcast /1/                                         4,200                123,900
 Liberty Media International /1/                     4,200                151,410
                                                                          275,310
CELLULAR TELECOMMUNICATIONS (0.39%)
 Nextel Communications /1/                           3,900                103,311
 U.S. Cellular /1/                                     500                 20,825
                                                                          124,136
CHEMICALS-DIVERSIFIED (0.43%)
 E. I. Du Pont de Nemours                            2,700                115,749
 Rohm & Haas                                           500                 21,195
                                                                          136,944
CHEMICALS-SPECIALTY (0.32%)
 Lubrizol                                            2,900                100,717
COMMERCIAL BANKS (0.68%)
 Bank of Hawaii                                        800                 38,200
 UnionBanCal                                         2,900                176,175
                                                                          214,375
COMMERCIAL SERVICE-FINANCE (0.66%)
 Moody's                                             2,700                210,087
COMPUTER AIDED DESIGN (0.32%)
 Autodesk                                            1,900                100,225
COMPUTER SERVICES (0.30%)
 Computer Sciences /1/                               1,900                 94,373
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (2.05%)
                                                                      $
 Hewlett-Packard                                     8,400                156,744
 International Business Machines                     5,500                493,625
                                                                          650,369
COMPUTERS-INTEGRATED SYSTEMS (0.74%)
 Dell /1/                                            6,700                234,902
CONSULTING SERVICES (0.29%)
 Accenture /1/                                       3,726                 90,207
COSMETICS & TOILETRIES (3.52%)
 Avon Products                                       1,400                 55,370
 Gillette                                           10,354                429,484
 Procter & Gamble                                   12,304                629,719
                                                                        1,114,573
CRUISE LINES (0.08%)
 Carnival                                              500                 25,280
DATA PROCESSING & MANAGEMENT (0.63%)
 Acxiom                                              1,400                 35,000
 First Data                                          4,000                165,120
                                                                          200,120
DISTRIBUTION-WHOLESALE (0.10%)
 Tech Data /1/                                         800                 32,312
DIVERSIFIED MANUFACTURING OPERATIONS (5.74%)
 3M                                                  3,000                232,710
 General Electric                                   28,580                975,150
 ITT Industries                                      1,700                137,938
 Tyco International                                 15,100                470,365
                                                                        1,816,163
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.72%)
 Cendant                                            11,000                226,490
E-COMMERCE-SERVICES (0.71%)
 eBay /1/                                            2,300                224,503
ELECTRIC PRODUCTS-MISCELLANEOUS (0.24%)
 Emerson Electric                                    1,200                 76,860
ELECTRIC-INTEGRATED (1.69%)
 Alliant Energy                                      3,000                 79,140
 Dominion Resources                                    600                 38,592
 Edison International                                6,400                195,200
 Northeast Utilities                                 4,000                 77,320
 PG&E /1/                                            3,700                118,548
 Sierra Pacific Resources /1/                        2,600                 24,960
                                                                          533,760
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.52%)
 Freescale Semiconductor /1/                         8,800                136,752
 Intel                                              21,753                484,222
 Micron Technology /1/                               6,000                 73,080
 Texas Instruments                                   4,300                105,135
                                                                          799,189
ENTERPRISE SOFTWARE & SERVICE (0.38%)
 BMC Software /1/                                    6,400                121,088
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-AUTO LOANS (0.25%)
                                                                      $
 AmeriCredit /1/                                     4,000                 77,600
FINANCE-COMMERCIAL (0.09%)
 CIT Group                                             700                 28,280
FINANCE-CREDIT CARD (0.18%)
 American Express                                    1,100                 58,377
FINANCE-INVESTMENT BANKER & BROKER (4.59%)
 Bear Stearns                                        1,000                 94,750
 Citigroup                                          15,092                669,632
 Lehman Brothers Holdings                            2,800                230,020
 Merrill Lynch                                       8,516                459,353
                                                                        1,453,755
FINANCE-MORTGAGE LOAN/BANKER (1.91%)
 Countrywide Credit Industries                       5,800                185,194
 Federal Home Loan Mortgage                          4,100                273,060
 Federal National Mortgage Association               2,088                146,473
                                                                          604,727
FINANCIAL GUARANTEE INSURANCE (0.58%)
 MBIA                                                3,200                185,152
FOOD-FLOUR & GRAIN (0.37%)
 Archer Daniels Midland                              6,100                118,157
FOOD-MEAT PRODUCTS (0.40%)
 Tyson Foods                                         8,700                126,150
FOOD-MISCELLANEOUS/DIVERSIFIED (0.56%)
 Kraft Foods                                         5,300                176,543
FOOD-RETAIL (0.59%)
 Albertson's                                         8,200                187,042
FOOD-WHOLESALE & DISTRIBUTION (0.29%)
 Supervalu                                           3,100                 91,419
GOLD MINING (0.08%)
 Newmont Mining                                        500                 23,760
HEALTH CARE COST CONTAINMENT (0.44%)
 Caremark Rx /1/                                     4,700                140,859
HOTELS & MOTELS (0.36%)
 Choice Hotels International                         2,300                114,770
INDEPENDENT POWER PRODUCER (0.38%)
 NRG Energy /1/                                      4,300                119,282
INDUSTRIAL GASES (0.32%)
 Air Products & Chemicals                            1,900                101,042
INTERNET SECURITY (0.65%)
 Symantec /1/                                        3,600                204,984
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.29%)
 Franklin Resources                                  1,500                 90,930
LEISURE & RECREATION PRODUCTS (0.07%)
 Brunswick                                             500                 23,460
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.18%)
                                                                      $
 Lincoln National                                    1,300                 56,940
LOTTERY SERVICES (0.13%)
 GTECH Holdings                                      1,700                 40,239
MACHINERY-CONSTRUCTION & MINING (0.19%)
 Caterpillar                                           760                 61,210
MACHINERY-FARM (0.07%)
 AGCO /1/                                            1,100                 21,362
MACHINERY-GENERAL INDUSTRY (0.22%)
 Ingersoll-Rand                                      1,000                 68,440
MEDICAL INFORMATION SYSTEM (0.09%)
 IMS Health                                          1,300                 27,534
MEDICAL INSTRUMENTS (0.57%)
 Guidant                                             1,165                 77,612
 Medtronic                                           2,000                102,220
                                                                          179,832
MEDICAL PRODUCTS (2.68%)
 Becton Dickinson                                    2,400                126,000
 Johnson & Johnson                                   9,300                542,934
 Zimmer Holdings /1/                                 2,300                178,457
                                                                          847,391
MEDICAL-BIOMEDICAL/GENE (1.87%)
 Amgen /1/                                           2,346                133,253
 Biogen Idec /1/                                     3,800                221,008
 Genentech /1/                                       3,500                159,355
 Genzyme /1/                                         1,500                 78,705
                                                                          592,321
MEDICAL-DRUGS (6.50%)
 Abbott Laboratories                                 3,771                160,758
 Allergan                                            1,900                135,964
 Elan /1/                                              300                  7,740
 Eli Lilly                                           7,849                430,988
 Merck                                               4,000                125,240
 Pfizer                                             32,845                950,863
 Schering-Plough                                     6,800                123,148
 Wyeth                                               3,134                124,263
                                                                        2,058,964
MEDICAL-HMO (1.11%)
 Aetna                                               2,400                228,000
 UnitedHealth Group                                  1,700                123,080
                                                                          351,080
METAL-ALUMINUM (0.44%)
 Alcoa                                               4,302                139,815
METAL-DIVERSIFIED (0.50%)
 Rio Tinto                                           1,500                159,450
MISCELLANEOUS INVESTING (0.41%)
 Equity Office Properties Trust                      4,600                129,352
MONEY CENTER BANKS (3.38%)
 Bank of America                                    21,274                952,863
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                      $
 JP Morgan Chase                                     3,020                116,572
                                                                        1,069,435
MULTI-LINE INSURANCE (3.19%)
 American International Group                        5,699                345,986
 Loews                                               3,500                209,650
 MetLife                                             5,800                222,430
 Prudential Financial                                5,000                232,350
                                                                        1,010,416
MULTIMEDIA (3.90%)
 Time Warner /1/                                    36,175                601,952
 Viacom                                             12,925                471,633
 Walt Disney                                         6,400                161,408
                                                                        1,234,993
NETWORKING PRODUCTS (1.21%)
 Cisco Systems /1/                                  19,921                382,682
NON-HAZARDOUS WASTE DISPOSAL (0.50%)
 Republic Services                                   1,300                 40,040
 Waste Management                                    4,100                116,768
                                                                          156,808
OIL & GAS DRILLING (0.35%)
 GlobalSantaFe                                       3,000                 88,500
 Transocean Sedco Forex /1/                            600                 21,150
                                                                          109,650
OIL COMPANY-EXPLORATION & PRODUCTION (2.23%)
 Anadarko Petroleum                                  5,100                343,995
 Apache                                              2,000                101,400
 Devon Energy                                        2,800                207,116
 EOG Resources                                         800                 53,248
                                                                          705,759
OIL COMPANY-INTEGRATED (4.44%)
 ChevronTexaco                                       3,000                159,180
 ConocoPhillips                                      5,100                429,981
 Exxon Mobil                                        14,758                726,389
 Occidental Petroleum                                1,600                 89,328
                                                                        1,404,878
OIL REFINING & MARKETING (0.23%)
 Sunoco                                              1,000                 74,360
OIL-FIELD SERVICES (0.35%)
 Schlumberger                                        1,747                109,956
PAPER & RELATED PRODUCTS (0.56%)
 International Paper                                 2,214                 85,261
 Louisiana-Pacific                                   3,800                 93,138
                                                                          178,399
PHOTO EQUIPMENT & SUPPLIES (0.33%)
 Eastman Kodak                                       3,500                105,980
POULTRY (0.27%)
 Pilgrims Pride                                      3,200                 86,528
PROPERTY & CASUALTY INSURANCE (0.40%)
 St. Paul                                            3,768                127,961
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (2.71%)
                                                                      $
 Comerica                                              400                 24,604
 National City                                       1,100                 42,867
 U.S. Bancorp                                        9,400                268,934
 Wachovia                                            6,500                319,865
 Wells Fargo                                         3,400                203,048
                                                                          859,318
RETAIL-APPAREL & SHOE (0.15%)
 Gap                                                 2,400                 47,952
RETAIL-AUTOMOBILE (0.22%)
 AutoNation /1/                                      4,000                 68,920
RETAIL-BUILDING PRODUCTS (0.90%)
 Home Depot                                          3,100                127,348
 Lowe's                                              2,800                157,584
                                                                          284,932
RETAIL-CONSUMER ELECTRONICS (0.13%)
 Circuit City Stores                                 2,600                 42,250
RETAIL-DISCOUNT (2.54%)
 Costco Wholesale                                    2,200                105,468
 Kmart Holding /1/                                   1,900                174,876
 Target                                              1,300                 65,026
 Wal-Mart Stores                                     8,493                457,943
                                                                          803,313
RETAIL-REGIONAL DEPARTMENT STORE (0.11%)
 Federated Department Stores                           700                 35,315
RETAIL-TOY STORE (0.32%)
 Toys R Us /1/                                       5,700                102,657
SAVINGS & LOANS-THRIFTS (0.07%)
 Golden West Financial                                 200                 23,384
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.15%)
 Analog Devices                                      1,200                 48,312
SEMICONDUCTOR EQUIPMENT (0.32%)
 Applied Materials /1/                               6,300                101,430
STEEL PRODUCERS (0.53%)
 Nucor                                               4,000                168,920
TELECOMMUNICATION EQUIPMENT (1.00%)
 Qualcomm                                            7,600                317,756
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.17%)
 Corning /1/                                         4,600                 52,670
TELEPHONE-INTEGRATED (3.07%)
 BellSouth                                           9,600                256,032
 SBC Communications                                  6,700                169,242
 Sprint                                             15,500                324,725
 Verizon Communications                              5,700                222,870
                                                                          972,869
TELEVISION (0.11%)
 Hearst-Argyle Television                            1,300                 33,878
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (0.14%)
                                                                      $
 ImClone Systems /1/                                 1,000                 43,800
TOBACCO (0.88%)
 Altria Group                                        1,100                 53,306
 Reynolds American                                   2,500                172,150
 UST                                                 1,300                 53,508
                                                                          278,964
TOOLS-HAND HELD (0.20%)
 Black & Decker                                        800                 64,224
TRANSPORT-RAIL (0.66%)
 Burlington Northern Santa Fe                          700                 29,267
 CSX                                                 3,900                142,350
 Norfolk Southern                                    1,100                 37,345
                                                                          208,962
TRANSPORT-SERVICES (0.47%)
 FedEx                                               1,357                123,650
 United Parcel Service                                 300                 23,754
                                                                          147,404
TRANSPORT-TRUCK (0.56%)
 J.B. Hunt Transport Services                        4,300                175,698
WEB PORTALS (0.50%)
 Yahoo /1/                                           4,400                159,236
WIRELESS EQUIPMENT (1.09%)
 Motorola                                           20,000                345,200
                                      TOTAL COMMON STOCKS              31,197,018
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (98.53%)              31,197,018
CASH AND RECEIVABLES, NET OF LIABILITIES (1.47%)                          463,928
                               TOTAL NET ASSETS (100.00%)             $31,660,946
                                                                      -------------


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
4 S&P 500 eMini    Buy         $223,483      $226,060       $2,577
December, 2004
Futures


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 3,215,612
Unrealized Depreciation                       (1,105,629)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,109,983
Cost for federal income tax purposes         $29,087,035


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                     $ 7,429,557                   23.64%
 Financial                          5,570,469                   17.73
 Communications                     4,328,218                   13.77
 Industrial                         3,642,613                   11.59
 Technology                         3,634,237                   11.57
 Energy                             2,404,603                    7.65
 Consumer, Cyclical                 2,105,699                    6.70
 Basic Materials                    1,009,047                    3.21
 Utilities                            653,042                    2.08
 Government                           419,533                    1.34
 Futures Contracts                    226,060                    0.72
                 TOTAL            $31,423,078                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND

                                OCTOBER 31, 2004

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (85.30%)
AEROSPACE & DEFENSE (1.86%)
                                                                      $
 Boeing                                              5,000                249,500
AEROSPACE & DEFENSE EQUIPMENT (0.35%)
 General Dynamics                                      100                 10,212
 United Technologies                                   400                 37,128
                                                                           47,340
APPAREL MANUFACTURERS (0.31%)
 Coach /1/                                             900                 41,967
APPLICATIONS SOFTWARE (1.34%)
 Microsoft                                           6,400                179,136
ATHLETIC FOOTWEAR (0.24%)
 Nike                                                  400                 32,524
AUDIO & VIDEO PRODUCTS (0.63%)
 Harman International Industries                       700                 84,126
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.33%)
 Navistar International /1/                            900                 31,095
 Paccar                                                200                 13,862
                                                                           44,957
BEVERAGES-NON-ALCOHOLIC (0.26%)
 Coca-Cola Enterprises                                 500                 10,455
 Pepsico                                               500                 24,790
                                                                           35,245
BUILDING PRODUCTS-AIR & HEATING (0.41%)
 American Standard /1/                               1,500                 54,855
BUILDING-RESIDENTIAL & COMMERCIAL (0.25%)
 DR Horton                                           1,100                 33,000
CASINO HOTELS (0.39%)
 Harrah's Entertainment                                300                 17,556
 Mandalay Resort Group                                 500                 34,400
                                                                           51,956
CELLULAR TELECOMMUNICATIONS (0.10%)
 NII Holdings /1/                                      300                 13,281
CHEMICALS-DIVERSIFIED (0.13%)
 Dow Chemical                                          400                 17,976
COATINGS & PAINT (0.10%)
 Sherwin-Williams                                      300                 12,816
COMMERCIAL SERVICES (0.09%)
 Convergys /1/                                         900                 11,709
COMPUTER AIDED DESIGN (0.79%)
 Autodesk                                            2,000                105,500
COMPUTERS-INTEGRATED SYSTEMS (4.45%)
 Dell /1/                                           16,400                574,984
 NCR /1/                                               400                 22,540
                                                                          597,524
COMPUTERS-PERIPHERAL EQUIPMENT (0.43%)
 Lexmark International /1/                             700                 58,177
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.16%)
                                                                      $
 Fortune Brands                                        300                 21,846
COSMETICS & TOILETRIES (5.35%)
 Avon Products                                       1,600                 63,280
 Estee Lauder                                          200                  8,590
 Gillette                                            2,500                103,700
 Kimberly-Clark                                      2,900                173,043
 Procter & Gamble                                    7,200                368,496
                                                                          717,109
DATA PROCESSING & MANAGEMENT (1.39%)
 First Data                                          4,000                165,120
 SEI Investments                                       600                 21,594
                                                                          186,714
DENTAL SUPPLIES & EQUIPMENT (0.22%)
 Patterson /1/                                         800                 30,000
DISPOSABLE MEDICAL PRODUCTS (0.21%)
 C.R. Bard                                             500                 28,400
DISTRIBUTION-WHOLESALE (0.71%)
 CDW                                                   500                 31,015
 Fastenal                                              800                 44,184
 Tech Data /1/                                         500                 20,195
                                                                           95,394
DIVERSIFIED MANUFACTURING OPERATIONS (2.88%)
 3M                                                  1,400                108,598
 Danaher                                             1,100                 60,643
 General Electric                                    1,100                 37,532
 Honeywell International                               400                 13,472
 Illinois Tool Works                                 1,800                166,104
                                                                          386,349
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.23%)
 Cendant                                             1,500                 30,885
E-COMMERCE-SERVICES (0.36%)
 eBay /1/                                              500                 48,805
ELECTRIC PRODUCTS-MISCELLANEOUS (0.19%)
 Emerson Electric                                      400                 25,620
ELECTRIC-GENERATION (0.25%)
 AES /1/                                             3,100                 33,790
ELECTRIC-INTEGRATED (0.18%)
 Edison International                                  200                  6,100
 PG&E /1/                                              200                  6,408
 XCEL Energy                                           700                 11,970
                                                                           24,478
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.05%)
 Intel                                               3,000                 66,780
 International Rectifier /1/                           500                 19,875
 Texas Instruments                                   2,200                 53,790
                                                                          140,445
ELECTRONIC FORMS (0.25%)
 Adobe Systems                                         600                 33,618
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-AUTO LOANS (0.07%)
                                                                      $
 AmeriCredit /1/                                       500                  9,700
FINANCE-COMMERCIAL (0.09%)
 CIT Group                                             300                 12,120
FINANCE-CREDIT CARD (1.83%)
 Capital One Financial                                 200                 14,752
 MBNA                                                8,400                215,292
 Providian Financial /1/                             1,000                 15,550
                                                                          245,594
FINANCE-INVESTMENT BANKER & BROKER (0.07%)
 Legg Mason                                            150                  9,557
FINANCE-MORTGAGE LOAN/BANKER (2.40%)
 Federal Home Loan Mortgage                            400                 26,640
 Federal National Mortgage Association               4,200                294,630
                                                                          321,270
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 ConAgra Foods                                         500                 13,200
 Sara Lee                                            3,600                 83,808
                                                                           97,008
FOOD-RETAIL (0.54%)
 Kroger /1/                                          2,100                 31,731
 Whole Foods Market                                    500                 40,715
                                                                           72,446
FOOD-WHOLESALE & DISTRIBUTION (0.62%)
 Supervalu                                             300                  8,847
 Sysco                                               2,300                 74,221
                                                                           83,068
HEALTH CARE COST CONTAINMENT (0.18%)
 McKesson                                              900                 23,994
HOTELS & MOTELS (0.19%)
 Marriott International                                200                 10,898
 Starwood Hotels & Resorts Worldwide                   300                 14,319
                                                                           25,217
INSTRUMENTS-SCIENTIFIC (0.22%)
 Waters /1/                                            700                 28,903
INSURANCE BROKERS (0.19%)
 Marsh & McLennan                                      900                 24,894
INTERNET SECURITY (1.02%)
 Symantec /1/                                        2,400                136,656
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.17%)
 T. Rowe Price Group                                   400                 22,308
LIFE & HEALTH INSURANCE (0.13%)
 Aflac                                                 500                 17,940
LOTTERY SERVICES (0.14%)
 GTECH Holdings                                        800                 18,936
MACHINERY-CONSTRUCTION & MINING (0.06%)
 Caterpillar                                           100                  8,054
MEDICAL INSTRUMENTS (1.70%)
 Biomet                                              1,300                 60,684
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                      $
 Guidant                                             2,200                146,564
 Medtronic                                             400                 20,444
                                                                          227,692
MEDICAL LABORATORY & TESTING SERVICE (0.26%)
 Quest Diagnostics                                     400                 35,016
MEDICAL PRODUCTS (5.24%)
 Baxter International                                1,000                 30,760
 Becton Dickinson                                    1,000                 52,500
 Henry Schein /1/                                      400                 25,292
 Johnson & Johnson                                   8,800                513,744
 Stryker                                               600                 25,854
 Varian Medical Systems /1/                            400                 16,060
 Zimmer Holdings /1/                                   500                 38,795
                                                                          703,005
MEDICAL-BIOMEDICAL/GENE (0.13%)
 Amgen /1/                                             300                 17,040
MEDICAL-DRUGS (6.20%)
 Abbott Laboratories                                   300                 12,789
 Forest Laboratories /1/                               300                 13,380
 King Pharmaceuticals /1/                              400                  4,364
 Merck                                              14,000                438,340
 Pfizer                                             11,000                318,450
 Schering-Plough                                     1,600                 28,976
 Valeant Pharmaceuticals International                 300                  7,200
 Wyeth                                                 200                  7,930
                                                                          831,429
MEDICAL-HMO (3.71%)
 Aetna                                                 600                 57,000
 Anthem /1/                                            300                 24,120
 Coventry Health Care /1/                              700                 28,630
 Health Net /1/                                      1,000                 24,260
 Humana /1/                                            600                 11,490
 Pacificare Health Systems /1/                         600                 21,372
 UnitedHealth Group                                  4,300                311,320
 Wellpoint Health Networks /1/                         200                 19,532
                                                                          497,724
MEDICAL-HOSPITALS (0.43%)
 Health Management Associates                        1,500                 30,990
 Tenet Healthcare /1/                                2,500                 26,800
                                                                           57,790
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.33%)
 Lincare Holdings /1/                                1,200                 44,112
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.53%)
 AmerisourceBergen                                   1,300                 71,552
MOTORCYCLE & MOTOR SCOOTER (1.16%)
 Harley-Davidson                                     2,700                155,439
MULTI-LINE INSURANCE (2.86%)
 Allstate                                              400                 19,236
 American International Group                        5,800                352,118
 Hartford Financial Services Group                     200                 11,696
                                                                          383,050
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (0.36%)
                                                                      $
 Cisco Systems /1/                                   1,700                 32,657
 Juniper Networks /1/                                  600                 15,966
                                                                           48,623
OIL COMPANY-EXPLORATION & PRODUCTION (0.12%)
 Burlington Resources                                  400                 16,600
OIL COMPANY-INTEGRATED (4.52%)
 ChevronTexaco                                         200                 10,612
 Exxon Mobil                                        12,100                595,562
                                                                          606,174
OIL FIELD MACHINERY & EQUIPMENT (0.35%)
 Smith International /1/                               800                 46,464
OIL-FIELD SERVICES (0.51%)
 Baker Hughes                                          300                 12,849
 BJ Services                                         1,100                 56,100
                                                                           68,949
PHARMACY SERVICES (0.08%)
 Medco Health Solutions /1/                            300                 10,173
PROPERTY & CASUALTY INSURANCE (0.14%)
 Progressive                                           200                 18,710
RENTAL-AUTO & EQUIPMENT (0.14%)
 Rent-A-Center /1/                                     800                 19,192
RETAIL-APPAREL & SHOE (2.18%)
 Abercrombie & Fitch                                 1,600                 62,688
 AnnTaylor Stores /1/                                  600                 13,476
 Chico's FAS /1/                                       600                 24,018
 Claire's Stores                                       600                 15,612
 Foot Locker                                           700                 17,080
 Gap                                                 1,200                 23,976
 Nordstrom                                           1,100                 47,498
 Pacific Sunwear of California /1/                     700                 16,408
 Ross Stores                                         1,000                 26,270
 Urban Outfitters /1/                                1,100                 45,100
                                                                          292,126
RETAIL-AUTO PARTS (0.20%)
 Advance Auto Parts /1/                                700                 27,384
RETAIL-BEDDING (0.76%)
 Bed Bath & Beyond /1/                               2,500                101,975
RETAIL-BUILDING PRODUCTS (4.98%)
 Home Depot                                         14,900                612,092
 Lowe's                                              1,000                 56,280
                                                                          668,372
RETAIL-CONSUMER ELECTRONICS (0.09%)
 Best Buy                                              200                 11,844
RETAIL-DISCOUNT (1.57%)
 BJ's Wholesale Club /1/                               400                 11,612
 Dollar General                                      1,400                 26,950
 Dollar Tree Stores /1/                              1,100                 31,790
 TJX                                                 2,700                 64,746
 Wal-Mart Stores                                     1,400                 75,488
                                                                          210,586
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (0.26%)
                                                                      $
 CVS                                                   300                 13,038
 Walgreen                                              600                 21,534
                                                                           34,572
RETAIL-HOME FURNISHINGS (0.12%)
 Pier 1 Imports                                        900                 16,155
RETAIL-JEWELRY (0.15%)
 Tiffany                                               700                 20,531
RETAIL-RESTAURANTS (2.75%)
 Applebees International                             1,500                 34,305
 CBRL Group                                            300                 10,878
 McDonald's                                          2,200                 64,130
 Outback Steakhouse                                    900                 35,631
 Starbucks /1/                                       3,800                200,944
 Wendy's International                                 300                 10,011
 Yum! Brands                                           300                 13,050
                                                                          368,949
SCHOOLS (0.40%)
 Apollo Group /1/                                      400                 26,400
 ITT Educational Services /1/                          700                 26,607
                                                                           53,007
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.28%)
 Linear Technology                                     300                 11,364
 Maxim Integrated Products                             600                 26,394
                                                                           37,758
STEEL PRODUCERS (0.13%)
 Nucor                                                 400                 16,892
TELECOMMUNICATION EQUIPMENT (4.63%)
 Qualcomm                                           14,400                602,064
 Scientific-Atlanta                                    300                  8,217
 Tellabs /1/                                         1,300                 10,400
                                                                          620,681
TELEPHONE-INTEGRATED (0.67%)
 Verizon Communications                              2,300                 89,930
TEXTILE-HOME FURNISHINGS (0.13%)
 Mohawk Industries /1/                                 200                 17,016
TOBACCO (0.90%)
 Altria Group                                        2,500                121,150
TOOLS-HAND HELD (0.18%)
 Black & Decker                                        300                 24,084
TRANSPORT-SERVICES (0.22%)
 Expeditors International of Washington                200                 11,420
 FedEx                                                 200                 18,224
                                                                           29,644
WEB PORTALS (0.16%)
 Yahoo /1/                                             600                 21,714





                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (1.24%)
 Motorola                                            9,600            $   165,696
                                      TOTAL COMMON STOCKS              11,441,507
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (85.30%)              11,441,507
CASH AND RECEIVABLES, NET OF LIABILITIES (14.70%)                       1,971,171
                               TOTAL NET ASSETS (100.00%)             $13,412,678
                                                                      -------------




   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
1 S&P 500         Buy         $278,382      $282,575       $4,193
December, 2004
Futures


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   778,696
Unrealized Depreciation                         (614,525)
                                             -----------
Net Unrealized Appreciation (Depreciation)       164,171
Cost for federal income tax purposes         $11,277,336


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                     $ 3,805,576                   32.46%
 Consumer, Cyclical                 2,388,042                   20.37
 Technology                         1,338,872                   11.42
 Communications                     1,145,386                    9.77
 Industrial                           854,349                    7.29
 Financial                            743,873                    6.34
 Energy                               738,187                    6.29
 Government                           321,270                    2.74
 Futures Contracts                    282,575                    2.41
 Utilities                             58,268                    0.50
 Basic Materials                       47,684                    0.41
                 TOTAL            $11,724,082                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND I

                                OCTOBER 31, 2004

                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (98.47%)
AIRLINES (0.75%)
                                                                           $
 Southwest Airlines                                     345,700               5,451,689
APPLICATIONS SOFTWARE (6.72%)
 Mercury Interactive /1/                                195,800               8,503,594
 Microsoft                                            1,191,600              33,352,884
 Red Hat /1/                                            544,000               6,984,960
                                                                             48,841,438
BROADCASTING SERVICES & PROGRAMMING (1.35%)
 Fox Entertainment Group /1/                            331,500               9,832,290
CASINO SERVICES (2.52%)
 International Game Technology                          552,800              18,264,512
CELLULAR TELECOMMUNICATIONS (2.38%)
 Nextel Communications /1/                              651,800              17,266,182
COMPUTER SERVICES (1.22%)
 Affiliated Computer Services /1/                       163,000               8,891,650
COMPUTERS-INTEGRATED SYSTEMS (2.73%)
 Dell /1/                                               564,700              19,798,382
CONSULTING SERVICES (1.62%)
 Accenture /1/                                          486,400              11,775,744
CRUISE LINES (1.45%)
 Carnival                                               208,400              10,536,704
DIVERSIFIED MANUFACTURING OPERATIONS (7.54%)
 Danaher                                                255,500              14,085,715
 General Electric                                       916,700              31,277,804
 Tyco International                                     300,900               9,373,035
                                                                             54,736,554
E-COMMERCE-SERVICES (2.98%)
 eBay /1/                                               124,900              12,191,489
 InterActiveCorp /1/                                    438,400               9,478,208
                                                                             21,669,697
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.85%)
 Intel                                                  759,400              16,904,244
 QLogic /1/                                             110,700               3,597,750
 Xilinx                                                 482,200              14,755,320
                                                                             35,257,314
ENTERPRISE SOFTWARE & SERVICE (1.37%)
 Oracle /1/                                             784,200               9,927,972
FIDUCIARY BANKS (2.74%)
 State Street                                           442,400              19,930,120
FINANCE-CONSUMER LOANS (1.31%)
 SLM                                                    209,900               9,500,074
FINANCE-CREDIT CARD (1.54%)
 American Express                                       211,000              11,197,770
FINANCE-INVESTMENT BANKER & BROKER (4.08%)
 Citigroup                                              469,600              20,836,152
 Morgan Stanley                                         172,500               8,813,025
                                                                             29,649,177
                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (1.65%)
                                                                           $
 Sysco                                                  371,100              11,975,397
INTERNET BROKERS (1.95%)
 Ameritrade Holding /1/                               1,090,000              14,191,800
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.00%)
 Franklin Resources                                     119,700               7,256,214
MEDICAL INSTRUMENTS (2.42%)
 Boston Scientific /1/                                  201,800               7,123,540
 Medtronic                                              203,800              10,416,218
                                                                             17,539,758
MEDICAL-BIOMEDICAL/GENE (2.76%)
 Amgen /1/                                              208,400              11,837,120
 Biogen Idec /1/                                        141,200               8,212,192
                                                                             20,049,312
MEDICAL-DRUGS (2.40%)
 Elan /1/                                               276,200               7,125,960
 Forest Laboratories /1/                                231,500              10,324,900
                                                                             17,450,860
MEDICAL-HMO (5.41%)
 Anthem /1/                                             204,700              16,457,880
 UnitedHealth Group                                     315,500              22,842,200
                                                                             39,300,080
MOTORCYCLE & MOTOR SCOOTER (0.87%)
 Harley-Davidson                                        109,600               6,309,672
MULTI-LINE INSURANCE (2.08%)
 American International Group                           249,300              15,135,003
MULTIMEDIA (1.18%)
 E.W. Scripps                                           179,200               8,551,424
NETWORKING PRODUCTS (4.03%)
 Cisco Systems /1/                                      697,500              13,398,975
 Juniper Networks /1/                                   595,200              15,838,272
                                                                             29,237,247
OIL & GAS DRILLING (2.23%)
 Transocean Sedco Forex /1/                             459,600              16,200,900
OIL-FIELD SERVICES (0.91%)
 Schlumberger                                           105,300               6,627,582
RETAIL-BUILDING PRODUCTS (1.48%)
 Home Depot                                             261,700              10,750,636
RETAIL-CONSUMER ELECTRONICS (1.45%)
 Best Buy                                               177,800              10,529,316
RETAIL-DISCOUNT (3.99%)
 Target                                                 240,900              12,049,818
 Wal-Mart Stores                                        314,000              16,930,880
                                                                             28,980,698
RETAIL-DRUG STORE (1.28%)
 Walgreen                                               259,500               9,313,455
RETAIL-REGIONAL DEPARTMENT STORE (0.58%)
 Kohl's /1/                                              82,700               4,197,852
                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SATELLITE TELECOM (1.99%)
                                                                           $
 EchoStar Communications /1/                            458,000              14,481,960
SCHOOLS (1.15%)
 Apollo Group /1/                                       126,800               8,368,800
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.37%)
 Analog Devices                                         227,500               9,159,150
 Maxim Integrated Products                              183,000               8,050,170
                                                                             17,209,320
SEMICONDUCTOR EQUIPMENT (0.98%)
 Applied Materials /1/                                  441,800               7,112,980
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.43%)
 Corning /1/                                            908,000              10,396,600
THERAPEUTICS (1.81%)
 Gilead Sciences /1/                                    379,600              13,145,548
TRANSPORT-SERVICES (1.85%)
 United Parcel Service                                  169,800              13,444,764

                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (2.07%)
 Google /1/                                              19,800            $  3,775,959
 Yahoo /1/                                              310,100              11,222,519
                                                                             14,998,478
                                           TOTAL COMMON STOCKS              715,282,925
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (98.47%)              715,282,925
CASH AND RECEIVABLES, NET OF LIABILITIES (1.53%)                             11,080,430
                                    TOTAL NET ASSETS (100.00%)             $726,363,355
                                                                           --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 64,689,052
Unrealized Depreciation                       (22,192,729)
                                             ------------
Net Unrealized Appreciation (Depreciation)     42,496,323
Cost for federal income tax purposes         $672,786,602


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value              Percentage of
                                                         Total Value
-------------------------------------------------------------------------
 Technology                        $147,039,056                  20.56%
 Consumer, Non-cyclical             139,605,499                  19.52
 Communications                     126,433,878                  17.67
 Financial                          106,860,158                  14.94
 Consumer, Cyclical                 104,334,534                  14.59
 Industrial                          68,181,318                   9.53
 Energy                              22,828,482                   3.19
                   TOTAL           $715,282,925                 100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.


                                      294

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II

                                OCTOBER 31, 2004

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (98.29%)
AEROSPACE & DEFENSE (1.23%)
                                                                       $
 Rockwell Collins                                    72,800               2,582,216
AEROSPACE & DEFENSE EQUIPMENT (1.43%)
 United Technologies                                 32,400               3,007,368
AGRICULTURAL OPERATIONS (2.28%)
 Monsanto                                           111,826               4,780,562
APPLICATIONS SOFTWARE (3.49%)
 Microsoft                                          262,022               7,333,996
ATHLETIC FOOTWEAR (0.84%)
 Nike                                                21,600               1,756,296
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.68%)
 Autoliv                                             33,500               1,432,125
BEVERAGES-NON-ALCOHOLIC (2.37%)
 Pepsico                                            100,200               4,967,916
COMPUTERS-INTEGRATED SYSTEMS (2.36%)
 Dell /1/                                           141,100               4,946,966
COMPUTERS-MEMORY DEVICES (1.90%)
 EMC /1/                                            177,700               2,286,999
 Veritas Software /1/                                77,400               1,693,512
                                                                          3,980,511
COSMETICS & TOILETRIES (6.82%)
 Alberto-Culver                                      29,134               1,306,951
 Gillette                                            87,200               3,617,056
 Kimberly-Clark                                      40,800               2,434,536
 Procter & Gamble                                   135,889               6,954,799
                                                                         14,313,342
CRUISE LINES (1.77%)
 Carnival                                            73,600               3,721,216
DATA PROCESSING & MANAGEMENT (1.26%)
 First Data                                          64,100               2,646,048
DISPOSABLE MEDICAL PRODUCTS (1.62%)
 C.R. Bard                                           59,800               3,396,640
DIVERSIFIED MANUFACTURING OPERATIONS (5.27%)
 3M                                                  11,800                 915,326
 General Electric                                   201,300               6,868,356
 Textron                                             48,102               3,278,151
                                                                         11,061,833
DRUG DELIVERY SYSTEMS (1.77%)
 Hospira /1/                                        116,400               3,714,324
E-COMMERCE-SERVICES (2.05%)
 eBay /1/                                            25,700               2,508,577
 Monster Worldwide /1/                               64,000               1,795,200
                                                                          4,303,777
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.70%)
 Altera /1/                                         100,600               2,286,638
 Broadcom /1/                                        33,700                 911,585
 Intel                                              299,300               6,662,418
                                                                          9,860,641
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (1.82%)
                                                                       $
 Novell /1/                                         104,017                 747,882
 Oracle /1/                                          39,500                 500,070
 SAP                                                 60,400               2,576,060
                                                                          3,824,012
FIDUCIARY BANKS (1.43%)
 Northern Trust                                      70,800               3,011,832
FINANCE-CREDIT CARD (1.72%)
 American Express                                    68,000               3,608,760
FINANCE-INVESTMENT BANKER & BROKER (1.22%)
 Goldman Sachs Group                                 26,000               2,557,880
FINANCIAL GUARANTEE INSURANCE (1.22%)
 MGIC Investment                                     39,700               2,553,107
FOOD-MISCELLANEOUS/DIVERSIFIED (0.64%)
 McCormick                                           37,800               1,339,254
INSTRUMENTS-SCIENTIFIC (1.05%)
 Fisher Scientific International /1/                 38,300               2,196,888
INTERNET SECURITY (0.54%)
 VeriSign /1/                                        42,600               1,142,958
MACHINERY-PRINT TRADE (0.15%)
 Zebra Technologies /1/                               5,769                 305,699
MEDICAL INSTRUMENTS (3.99%)
 Guidant                                             40,600               2,704,772
 Medtronic                                          110,900               5,668,099
                                                                          8,372,871
MEDICAL PRODUCTS (3.61%)
 Baxter International                                20,700                 636,732
 Cooper                                              12,000                 844,200
 Johnson & Johnson                                  104,500               6,100,710
                                                                          7,581,642
MEDICAL-BIOMEDICAL/GENE (2.16%)
 Amgen /1/                                           40,892               2,322,666
 Biogen Idec /1/                                     17,700               1,029,432
 Invitrogen /1/                                      20,600               1,192,740
                                                                          4,544,838
MEDICAL-DRUGS (6.97%)
 Celgene /1/                                         47,400               1,403,988
 Eli Lilly                                           33,200               1,823,012
 Novartis                                            44,300               2,126,843
 Novo Nordisk                                        22,700               1,133,865
 Pfizer                                             131,960               3,820,242
 Roche Holding                                       42,200               4,329,720
                                                                         14,637,670
MONEY CENTER BANKS (1.19%)
 JP Morgan Chase                                     64,600               2,493,560
MOTION PICTURES & SERVICES (0.04%)
 DreamWorks Animation /1/                             2,037                  79,545
MOTORCYCLE & MOTOR SCOOTER (1.47%)
 Harley-Davidson                                     53,500               3,079,995
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (0.98%)
                                                                       $
 American International Group                        33,836               2,054,184
NETWORKING PRODUCTS (3.66%)
 Cisco Systems /1/                                  342,000               6,569,820
 Juniper Networks /1/                                41,550               1,105,645
                                                                          7,675,465
OIL COMPANY-EXPLORATION & PRODUCTION (1.54%)
 Apache                                              63,600               3,224,520
OIL COMPANY-INTEGRATED (1.49%)
 Occidental Petroleum                                56,200               3,137,646
PUBLICLY TRADED INVESTMENT FUND (0.38%)
 iShares Russell 1000 Growth Index Fund              17,600                 808,192
RADIO (0.59%)
 XM Satellite Radio Holdings /1/                     38,392               1,240,829
RETAIL-APPAREL & SHOE (0.52%)
 Ross Stores                                         41,444               1,088,734
RETAIL-BUILDING PRODUCTS (0.99%)
 Home Depot                                          50,600               2,078,648
RETAIL-DISCOUNT (3.83%)
 Target                                              78,300               3,916,566
 Wal-Mart Stores                                     76,300               4,114,096
                                                                          8,030,662
RETAIL-DRUG STORE (1.11%)
 CVS                                                 53,600               2,329,456
RETAIL-REGIONAL DEPARTMENT STORE (1.65%)
 Kohl's /1/                                          68,400               3,471,984
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.21%)
 Linear Technology                                   67,300               2,549,324
SEMICONDUCTOR EQUIPMENT (1.27%)
 Applied Materials /1/                               90,800               1,461,880
 Teradyne /1/                                        72,400               1,198,944
                                                                          2,660,824
TELECOMMUNICATION EQUIPMENT (1.42%)
 Qualcomm                                            71,400               2,985,234
TELEPHONE-INTEGRATED (1.52%)
 Sprint                                             151,937               3,183,070
TELEVISION (1.50%)
 Univision Communications /1/                       101,400               3,139,344
THERAPEUTICS (0.68%)
 Neurocrine Biosciences /1/                          30,600               1,424,430
WEB PORTALS (1.99%)
 Yahoo /1/                                          115,184               4,168,509






                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.90%)
 Motorola                                           109,700            $  1,893,422
                                       TOTAL COMMON STOCKS              206,280,765
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (98.29%)              206,280,765
CASH AND RECEIVABLES, NET OF LIABILITIES (1.71%)                          3,593,197
                                TOTAL NET ASSETS (100.00%)             $209,873,962
                                                                       --------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 13,705,296
Unrealized Depreciation                        (6,069,060)
                                             ------------
Net Unrealized Appreciation (Depreciation)      7,636,236
Cost for federal income tax purposes         $198,644,529


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value              Percentage of
                                                         Total Value
-------------------------------------------------------------------------
 Consumer, Non-cyclical            $ 69,073,488                  33.49%
 Technology                          37,802,322                  18.33
 Communications                      29,732,609                  14.41
 Consumer, Cyclical                  27,068,661                  13.12
 Industrial                          19,154,005                   9.29
 Financial                           16,279,322                   7.89
 Energy                               6,362,166                   3.08
 Funds                                  808,192                   0.39
                   TOTAL           $206,280,765                 100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.


                                      296

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP VALUE FUND

                                OCTOBER 31, 2004

                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (98.20%)
ADVERTISING AGENCIES (0.40%)
                                                                             $
 Interpublic Group /1/                                    440,600                 5,401,756
AEROSPACE & DEFENSE (0.57%)
 Boeing                                                   152,900                 7,629,710
AEROSPACE & DEFENSE EQUIPMENT (0.80%)
 General Dynamics                                          39,500                 4,033,740
 Goodrich                                                 218,700                 6,742,521
                                                                                 10,776,261
AGRICULTURAL OPERATIONS (0.17%)
 Monsanto                                                  51,800                 2,214,450
APPAREL MANUFACTURERS (1.29%)
 Jones Apparel Group                                      194,500                 6,865,850
 Liz Claiborne                                            122,850                 5,022,108
 VF                                                       101,100                 5,442,213
                                                                                 17,330,171
APPLIANCES (0.36%)
 Whirlpool                                                 81,700                 4,799,875
APPLICATIONS SOFTWARE (0.32%)
 Microsoft                                                155,000                 4,338,450
ATHLETIC FOOTWEAR (0.31%)
 Reebok International                                     111,100                 4,110,700
AUTO-CARS & LIGHT TRUCKS (0.43%)
 General Motors                                           149,000                 5,743,950
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.91%)
 American Axle & Manufacturing Holdings                   100,000                 2,870,000
 Autoliv                                                  165,900                 7,092,225
 BorgWarner                                               100,400                 4,656,552
 Dana                                                     201,000                 2,996,910
 Lear                                                      58,900                 3,175,888
 Magna International                                       65,400                 4,770,930
                                                                                 25,562,505
BEVERAGES-NON-ALCOHOLIC (0.47%)
 Pepsico                                                  126,700                 6,281,786
BREWERY (0.13%)
 Adolph Coors                                              26,700                 1,780,890
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.49%)
 Vulcan Materials                                         132,300                 6,585,894
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.30%)
 Martin Marietta Materials                                 88,700                 4,038,511
CABLE TV (0.83%)
 Comcast /1/                                              377,400                11,133,300
CHEMICALS-DIVERSIFIED (0.52%)
 Dow Chemical                                              32,000                 1,438,080
 E. I. Du Pont de Nemours                                  53,200                 2,280,684
 PPG Industries                                            50,900                 3,244,875
                                                                                  6,963,639
CHEMICALS-SPECIALTY (0.33%)
 Eastman Chemical                                          86,200                 4,091,914
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                             $
 Lubrizol                                                  10,600                   368,138
                                                                                  4,460,052
COMMERCIAL BANKS (0.91%)
 BB&T                                                      85,900                 3,531,349
 Regions Financial                                        173,029                 6,069,857
 SouthTrust                                                 8,000                   348,560
 UnionBanCal                                               37,150                 2,256,863
                                                                                 12,206,629
COMPUTERS (1.78%)
 Hewlett-Packard                                        1,026,054                19,146,168
 International Business Machines                           52,900                 4,747,775
                                                                                 23,893,943
COMPUTERS-MEMORY DEVICES (0.02%)
 Quantum /1/                                              101,900                   273,092
CONSUMER PRODUCTS-MISCELLANEOUS (0.17%)
 Fortune Brands                                            30,700                 2,235,574
CONTAINERS-PAPER & PLASTIC (0.53%)
 Smurfit-Stone Container /1/                              412,200                 7,155,792
COSMETICS & TOILETRIES (0.37%)
 Kimberly-Clark                                            83,500                 4,982,445
DISTRIBUTION-WHOLESALE (0.31%)
 Ingram Micro /1/                                         114,350                 1,972,538
 Tech Data /1/                                             55,300                 2,233,567
                                                                                  4,206,105
DIVERSIFIED MANUFACTURING OPERATIONS (8.59%)
 Cooper Industries                                         66,600                 4,255,740
 Eaton                                                    132,050                 8,444,597
 General Electric                                       1,980,000                67,557,600
 Honeywell International                                  342,200                11,525,296
 SPX                                                      161,400                 6,189,690
 Textron                                                  142,600                 9,718,190
 Tyco International                                       234,600                 7,307,790
                                                                                114,998,903
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.17%)
 Cendant                                                  109,500                 2,254,605
ELECTRIC-INTEGRATED (3.77%)
 Alliant Energy                                           202,300                 5,336,674
 American Electric Power                                  285,225                 9,392,459
 CMS Energy /1/                                           308,900                 2,891,304
 Constellation Energy Group                                90,800                 3,688,296
 Edison International                                      58,400                 1,781,200
 Entergy                                                  125,800                 8,222,288
 FirstEnergy                                              208,800                 8,629,704
 Northeast Utilities                                      222,600                 4,302,858
 PPL                                                       74,400                 3,868,800
 XCEL Energy                                              141,700                 2,423,070
                                                                                 50,536,653
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.28%)
 Flextronics International /1/                            403,300                 4,859,765
 Sanmina /1/                                              407,100                 3,256,800
 Solectron /1/                                          1,281,800                 6,690,996
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                             $
 Vishay Intertechnology /1/                               181,000                 2,340,330
                                                                                 17,147,891
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.13%)
 Agere Systems /1/                                      1,469,000                 1,777,490
ELECTRONIC PARTS DISTRIBUTION (0.58%)
 Arrow Electronics /1/                                    203,700                 4,880,652
 Avnet /1/                                                171,000                 2,900,160
                                                                                  7,780,812
FINANCE-INVESTMENT BANKER & BROKER (6.41%)
 Citigroup                                              1,333,000                59,145,210
 Lehman Brothers Holdings                                 119,525                 9,818,979
 Merrill Lynch                                            200,900                10,836,546
 Morgan Stanley                                           116,700                 5,962,203
                                                                                 85,762,938
FINANCE-MORTGAGE LOAN/BANKER (1.66%)
 Federal Home Loan Mortgage                               241,400                16,077,240
 Federal National Mortgage Association                     87,325                 6,125,849
                                                                                 22,203,089
FINANCIAL GUARANTEE INSURANCE (1.02%)
 MBIA                                                     115,300                 6,671,258
 MGIC Investment                                          107,800                 6,932,618
                                                                                 13,603,876
FOOD-FLOUR & GRAIN (0.23%)
 Archer Daniels Midland                                   157,415                 3,049,129
FOOD-MISCELLANEOUS/DIVERSIFIED (1.27%)
 Kraft Foods                                               86,500                 2,881,315
 Sara Lee                                                 384,600                 8,953,488
 Unilever                                                  87,700                 5,112,033
                                                                                 16,946,836
FOOD-RETAIL (1.42%)
 Albertson's                                              246,400                 5,620,384
 Kroger /1/                                               554,900                 8,384,539
 Safeway /1/                                              271,700                 4,955,808
                                                                                 18,960,731
FOOD-WHOLESALE & DISTRIBUTION (0.00%)
 Supervalu                                                    700                    20,643
GAS-DISTRIBUTION (0.61%)
 Sempra Energy                                            241,500                 8,099,910
HOME DECORATION PRODUCTS (0.54%)
 Newell Rubbermaid                                        333,800                 7,196,728
INSTRUMENTS-CONTROLS (0.55%)
 Parker Hannifin                                          104,000                 7,345,520
LIFE & HEALTH INSURANCE (1.40%)
 Genworth Financial                                       293,900                 7,012,454
 Manulife Financial                                       248,201                11,558,721
 Torchmark                                                  1,975                   106,689
                                                                                 18,677,864
MACHINERY-GENERAL INDUSTRY (0.31%)
 Ingersoll-Rand                                            60,000                 4,106,400
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (2.26%)
                                                                             $
 AstraZeneca                                              136,300                 5,615,560
 Bristol-Myers Squibb                                     113,700                 2,663,991
 GlaxoSmithKline                                          132,100                 5,601,040
 Merck                                                    308,425                 9,656,787
 Sanofi-Synthelabo                                        184,100                 6,719,650
                                                                                 30,257,028
METAL PROCESSORS & FABRICATION (0.11%)
 Worthington Industries                                    76,400                 1,516,540
METAL-ALUMINUM (1.16%)
 Alcan                                                    122,200                 5,660,304
 Alcoa                                                    304,400                 9,893,000
                                                                                 15,553,304
MONEY CENTER BANKS (6.55%)
 Bank of America                                        1,086,774                48,676,607
 JP Morgan Chase                                        1,009,168                38,953,885
                                                                                 87,630,492
MULTI-LINE INSURANCE (3.53%)
 Allstate                                                 271,500                13,056,435
 American International Group                              90,800                 5,512,468
 Hartford Financial Services Group                        185,600                10,853,888
 MetLife                                                  207,800                 7,969,130
 PartnerRe                                                 29,200                 1,697,980
 Prudential Financial                                     174,500                 8,109,015
                                                                                 47,198,916
MULTIMEDIA (1.23%)
 Time Warner /1/                                          791,200                13,165,568
 Viacom                                                    35,000                 1,277,150
 Walt Disney                                               80,800                 2,037,776
                                                                                 16,480,494
NETWORKING PRODUCTS (0.25%)
 Lucent Technologies /1/                                  945,000                 3,354,750
OIL COMPANY-INTEGRATED (11.07%)
 BP Amoco                                                 117,900                 6,867,675
 ChevronTexaco                                            615,328                32,649,304
 ConocoPhillips                                           242,514                20,446,355
 Exxon Mobil                                            1,363,600                67,116,392
 Marathon Oil                                             226,500                 8,631,915
 Occidental Petroleum                                     223,900                12,500,337
                                                                                148,211,978
OIL REFINING & MARKETING (0.55%)
 Ashland                                                  128,600                 7,409,932
PAPER & RELATED PRODUCTS (1.71%)
 Georgia-Pacific                                          256,250                 8,863,687
 MeadWestvaco                                             243,800                 7,687,014
 Temple-Inland                                            106,400                 6,290,368
                                                                                 22,841,069
PHARMACY SERVICES (0.59%)
 Medco Health Solutions /1/                               234,700                 7,958,677
POWER CONVERTER & SUPPLY EQUIPMENT (0.18%)
 Hubbell                                                   52,300                 2,391,156
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (0.58%)
                                                                             $
 R.R. Donnelley & Sons                                    245,250                 7,713,112
PROPERTY & CASUALTY INSURANCE (2.08%)
 ACE                                                       69,400                 2,641,364
 Chubb                                                    120,800                 8,713,304
 St. Paul                                                 315,355                10,709,456
 XL Capital                                                79,000                 5,727,500
                                                                                 27,791,624
REGIONAL BANKS (7.16%)
 Comerica                                                 141,300                 8,691,363
 Huntington Bancshares                                    316,100                 7,570,595
 KeyCorp                                                  245,850                 8,258,102
 National City                                            287,225                11,193,158
 PNC Financial Services Group                              50,800                 2,656,840
 SunTrust Banks                                           168,700                11,873,106
 U.S. Bancorp                                             595,350                17,032,964
 Wachovia                                                 356,950                17,565,509
 Wells Fargo                                              185,200                11,060,144
                                                                                 95,901,781
REINSURANCE (0.06%)
 RenaissanceRe Holdings                                    17,100                   800,622
RETAIL-APPAREL & SHOE (1.05%)
 Foot Locker                                               47,400                 1,156,560
 Limited                                                  396,800                 9,832,704
 Nordstrom                                                 72,200                 3,117,596
                                                                                 14,106,860
RETAIL-MAJOR DEPARTMENT STORE (0.45%)
 May Department Stores                                    174,350                 4,543,561
 Saks /1/                                                  92,500                 1,130,350
 Sears Roebuck                                             11,200                   392,000
                                                                                  6,065,911
RETAIL-OFFICE SUPPLIES (0.47%)
 Office Depot /1/                                         385,000                 6,233,150
RETAIL-REGIONAL DEPARTMENT STORE (0.58%)
 Federated Department Stores                              153,000                 7,718,850
RETAIL-RESTAURANTS (1.09%)
 McDonald's                                               498,300                14,525,445
RUBBER-TIRES (0.12%)
 Cooper Tire & Rubber                                      84,700                 1,649,956
SAVINGS & LOANS-THRIFTS (1.20%)
 Golden West Financial                                     23,900                 2,794,388
 Washington Mutual                                        344,387                13,331,221
                                                                                 16,125,609
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.12%)
 Atmel /1/                                                498,900                 1,586,502
STEEL PRODUCERS (0.53%)
 United States Steel                                      192,900                 7,083,288
TELECOMMUNICATION EQUIPMENT (1.12%)
 ADC Telecommunications /1/                             1,659,400                 3,667,274
 Nortel Networks /1/                                    1,542,900                 5,230,431
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                             $
 Tellabs /1/                                              754,300                 6,034,400
                                                                                 14,932,105
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.44%)
 Corning /1/                                              511,600                 5,857,820
TELEPHONE-INTEGRATED (3.65%)
 BellSouth                                                177,900                 4,744,593
 SBC Communications                                       474,200                11,978,292
 Sprint                                                   772,950                16,193,302
 Verizon Communications                                   407,175                15,920,543
                                                                                 48,836,730
TOBACCO (2.77%)
 Altria Group                                             592,075                28,691,954
 UST                                                      205,000                 8,437,800
                                                                                 37,129,754



                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (1.88%)
 Burlington Northern Santa Fe                             209,400            $    8,755,014
 CSX                                                      186,300                 6,799,950
 Norfolk Southern                                         283,400                 9,621,430
                                                                                 25,176,394
                                             TOTAL COMMON STOCKS              1,314,615,347
                                                                             --------------

                            TOTAL PORTFOLIO INVESTMENTS (98.20%)              1,314,615,347
CASH AND RECEIVABLES, NET OF LIABILITIES (1.80%)                                 24,069,641
                                      TOTAL NET ASSETS (100.00%)             $1,338,684,988
                                                                             ----------------




/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  210,271,893
Unrealized Depreciation                         (37,676,541)
                                             --------------
Net Unrealized Appreciation (Depreciation)      172,595,352
Cost for federal income tax purposes         $1,142,019,995


                    INVESTMENTS BY SECTOR (UNAUDITED)
 Fund Type                            Value               Percentage of Total
                                                                 Value
--------------------------------------------------------------------------------
 Financial                         $  405,700,351                 30.86%
 Industrial                           216,649,784                 16.48
 Energy                               148,211,978                 11.27
 Consumer, Non-cyclical               142,177,660                 10.82
 Consumer, Cyclical                   118,858,205                  9.04
 Communications                       105,996,955                  8.06
 Basic Materials                       64,311,285                  4.89
 Utilities                             58,636,563                  4.46
 Technology                            31,869,477                  2.43
 Government                            22,203,089                  1.69
                   TOTAL           $1,314,615,347                100.00%
                                  ------------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP VALUE FUND I

                                OCTOBER 31, 2004


                                            Shares

                                            Held                       Value

--------------------------------------------------------------------------------------
COMMON STOCKS (97.41%)
ADVERTISING AGENCIES (1.95%)
                                                                     $
 Omnicom Group                                      1,300               102,570
AEROSPACE & DEFENSE (1.55%)
 Boeing                                               600                29,940
 Northrop Grumman                                   1,000                51,750
                                                                         81,690
AEROSPACE & DEFENSE EQUIPMENT (1.46%)
 Lockheed Martin                                    1,400                77,126
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (2.15%)
 Masco                                              3,300               113,058
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.82%)
 Martin Marietta Materials                          2,100                95,613
CELLULAR TELECOMMUNICATIONS (3.92%)
 Nextel Communications /1/                          7,800               206,622
COMMERCIAL SERVICE-FINANCE (0.60%)
 Equifax                                            1,200                31,380
COMPUTERS (1.13%)
 Hewlett-Packard                                    3,200                59,712
COSMETICS & TOILETRIES (1.13%)
 Kimberly-Clark                                     1,000                59,670
DIVERSIFIED MANUFACTURING OPERATIONS (2.63%)
 Illinois Tool Works                                1,500               138,420
ELECTRIC-INTEGRATED (7.65%)
 American Electric Power                            3,200               105,376
 CMS Energy /1/                                     2,700                25,272
 Exelon                                             2,600               103,012
 FirstEnergy                                        2,800               115,724
 Pepco Holdings                                     2,600                53,586
                                                                        402,970
ENTERPRISE SOFTWARE & SERVICE (0.91%)
 Oracle /1/                                         3,800                48,108
FIDUCIARY BANKS (3.52%)
 Mellon Financial                                   4,200               121,380
 Northern Trust                                     1,500                63,810
                                                                        185,190
FINANCE-INVESTMENT BANKER & BROKER (8.94%)
 Citigroup                                          5,200               230,724
 Morgan Stanley                                     4,700               240,123
                                                                        470,847
FINANCE-MORTGAGE LOAN/BANKER (3.16%)
 Federal Home Loan Mortgage                         2,500               166,500
FOOD-RETAIL (2.40%)
 Albertson's                                        2,700                61,587
 Kroger /1/                                         4,300                64,973
                                                                        126,560
GAS-DISTRIBUTION (1.34%)
 Sempra Energy                                      2,100                70,434
                                            Shares

                                            Held                       Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (1.42%)
                                                                     $
 Johnson Controls                                   1,300                74,555
LIFE & HEALTH INSURANCE (1.02%)
 Aflac                                              1,500                53,820
MEDICAL LABORATORY & TESTING SERVICE (0.50%)
 Quest Diagnostics                                    300                26,262
MEDICAL PRODUCTS (2.00%)
 Johnson & Johnson                                  1,800               105,084
MEDICAL-DRUGS (4.25%)
 Bristol-Myers Squibb                               2,400                56,232
 Cephalon /1/                                       1,100                52,437
 Wyeth                                              2,900               114,985
                                                                        223,654
MEDICAL-HMO (2.20%)
 UnitedHealth Group                                 1,600               115,840
MONEY CENTER BANKS (6.58%)
 Bank of America                                    2,400               107,496
 JP Morgan Chase                                    6,200               239,320
                                                                        346,816
MULTI-LINE INSURANCE (3.09%)
 Allstate                                           1,800                86,562
 Hartford Financial Services Group                  1,300                76,024
                                                                        162,586
MULTIMEDIA (5.81%)
 Gannett                                              600                49,770
 Time Warner /1/                                    7,300               121,472
 Viacom                                             3,700               135,013
                                                                        306,255
OIL COMPANY-INTEGRATED (8.71%)
 ConocoPhillips                                       900                75,879
 Exxon Mobil                                        6,000               295,320
 Marathon Oil                                       2,300                87,653
                                                                        458,852
PUBLISHING-NEWSPAPERS (0.82%)
 Tribune                                            1,000                43,200
REGIONAL BANKS (6.19%)
 PNC Financial Services Group                       1,900                99,370
 Wells Fargo                                        3,800               226,936
                                                                        326,306
RETAIL-DISCOUNT (2.00%)
 Costco Wholesale                                   2,200               105,468
TELEPHONE-INTEGRATED (2.06%)
 SBC Communications                                 4,300               108,618
TRANSPORT-RAIL (4.50%)
 Burlington Northern Santa Fe                       2,700               112,887
                                            Shares

                                            Held                       Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
                                                                     $
 CSX                                                3,400               124,100
                                                                        236,987
                                     TOTAL COMMON STOCKS              5,130,773
                                                                     ----------

                    TOTAL PORTFOLIO INVESTMENTS (97.41%)              5,130,773
CASH AND RECEIVABLES, NET OF LIABILITIES (2.59%)                        136,546
                              TOTAL NET ASSETS (100.00%)             $5,267,319
                                                                     ------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  311,677
Unrealized Depreciation                         (68,349)
                                             ----------
Net Unrealized Appreciation (Depreciation)      243,328
Cost for federal income tax purposes         $4,887,445


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value               Percentage of Total
                                                               Value
-------------------------------------------------------------------------------
 Financial                         $1,545,565                   30.12%
 Communications                       767,265                   14.95
 Industrial                           742,894                   14.48
 Consumer, Non-cyclical               662,188                   12.91
 Utilities                            473,404                    9.23
 Energy                               458,852                    8.94
 Consumer, Cyclical                   206,285                    4.02
 Government                           166,500                    3.25
 Technology                           107,820                    2.10
                  TOTAL            $5,130,773                  100.00%
                                  ---------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP GROWTH FUND

                                OCTOBER 31, 2004

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (99.52%)
AIRLINES (0.97%)
                                                                      $
 Southwest Airlines                                 27,280                430,206
APPAREL MANUFACTURERS (1.45%)
 Coach /1/                                          13,880                647,224
APPLICATIONS SOFTWARE (1.04%)
 Citrix Systems /1/                                 19,110                461,124
AUDIO & VIDEO PRODUCTS (2.10%)
 Harman International Industries                     3,290                395,392
 Polycom /1/                                        26,170                540,411
                                                                          935,803
BEVERAGES-WINE & SPIRITS (0.64%)
 Constellation Brands /1/                            7,300                286,379
BUILDING PRODUCTS-AIR & HEATING (0.60%)
 American Standard /1/                               7,290                266,595
BUILDING-RESIDENTIAL & COMMERCIAL (0.82%)
 DR Horton                                           7,010                210,300
 Ryland Group                                        1,640                156,440
                                                                          366,740
CASINO HOTELS (3.08%)
 MGM Mirage /1/                                      7,250                390,050
 Station Casinos                                    10,250                522,237
 Wynn Resorts /1/                                    7,900                459,385
                                                                        1,371,672
CASINO SERVICES (0.62%)
 Scientific Games /1/                               12,970                274,705
CELLULAR TELECOMMUNICATIONS (1.68%)
 NII Holdings /1/                                    6,260                277,130
 Western Wireless /1/                               16,200                472,068
                                                                          749,198
CHEMICALS-DIVERSIFIED (0.80%)
 Lyondell Chemical                                  15,510                356,420
CHEMICALS-SPECIALTY (0.44%)
 Eastman Chemical                                    4,100                194,627
CIRCUIT BOARDS (0.39%)
 Benchmark Electronics /1/                           5,100                173,247
COAL (0.50%)
 Peabody Energy                                      3,500                223,230
COMMERCIAL BANKS (1.83%)
 City National                                       3,930                270,777
 Silicon Valley Bancshares /1/                       5,880                235,259
 UCBH Holdings                                       7,190                309,817
                                                                          815,853
COMMERCIAL SERVICES (0.77%)
 Alliance Data Systems /1/                           8,140                344,159
COMMUNICATIONS SOFTWARE (0.67%)
 Avid Technology /1/                                 5,610                297,218
COMPUTER SERVICES (0.98%)
 Cognizant Technology Solutions /1/                 12,760                433,840
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (2.53%)
                                                                      $
 Apple Computer /1/                                 11,370                597,266
 Research In Motion /1/                              6,000                529,200
                                                                        1,126,466
COMPUTERS-PERIPHERAL EQUIPMENT (0.41%)
 Lexmark International /1/                           2,210                183,673
CONSUMER PRODUCTS-MISCELLANEOUS (0.87%)
 Clorox                                              7,050                384,930
CONTAINERS-METAL & GLASS (0.53%)
 Ball                                                5,960                237,506
DATA PROCESSING & MANAGEMENT (2.44%)
 Choicepoint /1/                                     9,190                382,580
 Fiserv /1/                                          5,010                178,055
 Global Payments                                     6,250                342,250
 SEI Investments                                     5,060                182,109
                                                                        1,084,994
DENTAL SUPPLIES & EQUIPMENT (0.69%)
 Patterson /1/                                       8,200                307,500
DIAGNOSTIC KITS (0.59%)
 Dade Behring Holdings /1/                           4,650                261,749
DISPOSABLE MEDICAL PRODUCTS (1.58%)
 C.R. Bard                                          12,390                703,752
DISTRIBUTION-WHOLESALE (0.99%)
 CDW                                                 7,110                441,033
DIVERSIFIED MANUFACTURING OPERATIONS (1.54%)
 Eaton                                               5,250                335,737
 Pentair                                             9,400                351,372
                                                                          687,109
E-COMMERCE-SERVICES (1.59%)
 Monster Worldwide /1/                              25,240                707,982
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.88%)
 Sanmina /1/                                        48,970                391,760
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.93%)
 Advanced Micro Devices /1/                         15,070                253,477
 Micron Technology /1/                              15,920                193,906
 National Semiconductor /1/                         15,040                251,168
 PMC - Sierra /1/                                   58,870                604,006
                                                                        1,302,557
ENTERPRISE SOFTWARE & SERVICE (0.78%)
 BEA Systems /1/                                    42,500                345,100
ENTERTAINMENT SOFTWARE (0.57%)
 Take-Two Interactive Software /1/                   7,740                255,110
FINANCE-INVESTMENT BANKER & BROKER (0.76%)
 Bear Stearns                                        3,580                339,205
FINANCE-MORTGAGE LOAN/BANKER (0.72%)
 Doral Financial                                     7,600                319,048
FINANCIAL GUARANTEE INSURANCE (0.72%)
 MGIC Investment                                     4,970                319,621
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.70%)
                                                                      $
 McCormick                                           8,810                312,138
FOOD-RETAIL (0.89%)
 Whole Foods Market                                  4,860                395,750
HOTELS & MOTELS (2.35%)
 Marriott International                             13,290                724,172
 Starwood Hotels & Resorts Worldwide                 6,690                319,314
                                                                        1,043,486
HUMAN RESOURCES (0.73%)
 Robert Half International                          12,220                324,197
INDUSTRIAL AUTOMATION & ROBOTS (1.32%)
 Rockwell International                             14,090                587,412
INSTRUMENTS-SCIENTIFIC (2.23%)
 Fisher Scientific International /1/                10,740                616,047
 Waters /1/                                          9,060                374,087
                                                                          990,134
INTERNET BROKERS (1.17%)
 E*trade Group /1/                                  40,460                521,934
INTERNET CONTENT-INFORMATION & NEWS (1.20%)
 Ask Jeeves /1/                                      6,150                158,547
 CNET Networks /1/                                  46,040                376,147
                                                                          534,694
INTERNET INFRASTRUCTURE SOFTWARE (2.41%)
 Akamai Technologies /1/                            19,270                266,890
 F5 Networks /1/                                    11,640                465,018
 TIBCO Software /1/                                 35,260                342,727
                                                                        1,074,635
INTERNET SECURITY (2.60%)
 CheckFree /1/                                      13,544                419,864
 VeriSign /1/                                       27,410                735,410
                                                                        1,155,274
INVESTMENT MANAGEMENT & ADVISORY SERVICES (2.13%)
 Affiliated Managers Group /1/                       6,475                361,564
 T. Rowe Price Group                                10,520                586,700
                                                                          948,264
LASERS-SYSTEMS & COMPONENTS (0.75%)
 Cymer /1/                                          11,670                332,828
LEISURE & RECREATION PRODUCTS (1.32%)
 Brunswick                                           5,970                280,112
 WMS Industries /1/                                 10,570                309,173
                                                                          589,285
MACHINERY-PRINT TRADE (0.59%)
 Zebra Technologies /1/                              4,955                262,565
MEDICAL INSTRUMENTS (1.15%)
 Biomet                                             10,960                511,613
MEDICAL LABORATORY & TESTING SERVICE (0.73%)
 Laboratory Corp. of America Holdings /1/            7,100                325,180
MEDICAL PRODUCTS (2.68%)
 Cooper                                              4,490                315,872
 Henry Schein /1/                                    5,590                353,456
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                      $
 INAMED /1/                                          9,850                523,527
                                                                        1,192,855
MEDICAL-BIOMEDICAL/GENE (1.01%)
 Charles River Laboratories International
  /1/                                                9,630                450,588
MEDICAL-DRUGS (2.84%)
 Elan /1/                                            8,660                223,428
 Medimmune /1/                                      11,870                337,345
 OSI Pharmaceuticals /1/                             7,320                475,654
 Sepracor /1/                                        4,990                229,191
                                                                        1,265,618
MEDICAL-HMO (0.96%)
 AMERIGROUP /1/                                      2,900                174,000
 Pacificare Health Systems /1/                       7,140                254,327
                                                                          428,327
MEDICAL-NURSING HOMES (0.43%)
 Manor Care                                          5,890                192,839
METAL-COPPER (0.48%)
 Phelps Dodge                                        2,420                211,847
MISCELLANEOUS INVESTING (0.53%)
 Host Marriott /1/                                  16,300                237,165
MOTION PICTURES & SERVICES (0.73%)
 DreamWorks Animation /1/                            8,290                323,725
NETWORKING PRODUCTS (3.20%)
 Juniper Networks /1/                               39,330              1,046,571
 Network Appliance /1/                              15,430                377,572
                                                                        1,424,143
OIL & GAS DRILLING (0.51%)
 Transocean Sedco Forex /1/                          6,380                224,895
OIL COMPANY-EXPLORATION & PRODUCTION (1.76%)
 Range Resources                                    15,010                235,657
 Ultra Petroleum /1/                                 2,740                133,164
 XTO Energy                                         12,407                414,146
                                                                          782,967
OIL FIELD MACHINERY & EQUIPMENT (0.65%)
 Smith International /1/                             5,010                290,981
OIL REFINING & MARKETING (0.66%)
 Ashland                                             5,090                293,286
OIL-FIELD SERVICES (0.91%)
 Baker Hughes                                        9,400                402,602
OPTICAL SUPPLIES (1.11%)
 Bausch & Lomb                                       8,100                493,776
PIPELINES (0.34%)
 Western Gas Resources                               5,220                152,894
RADIO (0.38%)
 Sirius Satellite Radio /1/                         42,910                167,349
RETAIL-APPAREL & SHOE (2.50%)
 American Eagle Outfitters                           6,960                284,525
 Chico's FAS /1/                                    12,490                499,974
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                      $
 Urban Outfitters /1/                                8,040                329,640
                                                                        1,114,139
RETAIL-BEDDING (1.53%)
 Bed Bath & Beyond /1/                              16,670                679,969
RETAIL-CONSUMER ELECTRONICS (0.60%)
 RadioShack                                          8,880                265,778
RETAIL-MAIL ORDER (1.26%)
 Williams-Sonoma /1/                                14,700                561,099
RETAIL-RESTAURANTS (2.07%)
 P.F. Chang's China Bistro /1/                       5,380                273,519
 Yum! Brands                                        14,900                648,150
                                                                          921,669
SAVINGS & LOANS-THRIFTS (0.60%)
 Sovereign Bancorp                                  12,290                266,079
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.10%)
 Marvell Technology Group /1/                       17,120                489,118
SEMICONDUCTOR EQUIPMENT (1.75%)
 Kla-Tencor /1/                                      4,520                205,796
 Lam Research /1/                                   22,040                573,701
                                                                          779,497
STEEL-SPECIALTY (0.65%)
 Allegheny Technologies                             17,190                288,964
TELECOMMUNICATION EQUIPMENT (1.00%)
 Comverse Technology /1/                            21,660                447,062
TELECOMMUNICATION SERVICES (0.45%)
 Amdocs /1/                                          7,990                200,949
THERAPEUTICS (1.60%)
 Eyetech Pharmaceuticals /1/                         2,490                105,676
 MGI Pharma /1/                                     10,820                288,569
 Neurocrine Biosciences /1/                          6,850                318,867
                                                                          713,112
TRANSPORT-MARINE (0.78%)
 Teekay Shipping                                     7,520                347,424
TRANSPORT-SERVICES (0.84%)
 Expeditors International of Washington              6,520                372,292
TRANSPORT-TRUCK (0.53%)
 Yellow Roadway /1/                                  4,870                233,711


                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB HOSTING & DESIGN (0.31%)
 Macromedia /1/                                      5,100            $   138,414
                                      TOTAL COMMON STOCKS              44,291,857
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (99.52%)              44,291,857
CASH AND RECEIVABLES, NET OF LIABILITIES (0.48%)                          214,017
                               TOTAL NET ASSETS (100.00%)             $44,505,874
                                                                      -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 5,601,251
Unrealized Depreciation                         (771,131)
                                             -----------
Net Unrealized Appreciation (Depreciation)     4,830,120
Cost for federal income tax purposes         $39,461,737


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer, Cyclical               $ 9,426,122                   21.28%
 Consumer,
 Non-cyclical                       9,277,040                   20.94
 Communications                     6,762,539                   15.27
 Technology                         6,753,691                   15.25
 Industrial                         4,882,585                   11.02
 Financial                          3,767,169                    8.51
 Energy                             2,077,568                    4.69
 Basic Materials                    1,345,143                    3.04
                 TOTAL            $44,291,857                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                                      305



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND I

                                OCTOBER 31, 2004

                                            Shares

                                            Held                         Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (98.34%)
ADVERTISING SERVICES (0.63%)
                                                                      $
 Getty Images /1/                                   13,900                 821,907
AEROSPACE & DEFENSE EQUIPMENT (0.53%)
 Alliant Techsystems /1/                            12,030                 691,605
APPAREL MANUFACTURERS (2.67%)
 Coach /1/                                          40,000               1,865,200
 Columbia Sportswear /1/                            18,430               1,112,435
 Liz Claiborne                                      12,050                 492,604
                                                                         3,470,239
APPLICATIONS SOFTWARE (2.43%)
 Citrix Systems /1/                                 49,550               1,195,642
 Infosys Technologies                                9,400                 625,100
 Intuit /1/                                         29,400               1,333,584
                                                                         3,154,326
BATTERIES & BATTERY SYSTEMS (0.66%)
 Energizer Holdings /1/                             18,470                 857,562
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.32%)
 Monaco Coach                                       23,820                 422,805
BUILDING-RESIDENTIAL & COMMERCIAL (2.06%)
 DR Horton                                          22,540                 676,200
 Lennar                                             15,900                 715,182
 NVR /1/                                             2,050               1,285,350
                                                                         2,676,732
CASINO HOTELS (0.77%)
 Harrah's Entertainment                             17,200               1,006,544
CHEMICALS-DIVERSIFIED (0.46%)
 Georgia Gulf                                       13,320                 602,996
CHEMICALS-SPECIALTY (1.54%)
 Cabot Microelectronics /1/                         18,900                 680,967
 Engelhard                                          19,990                 565,717
 Lubrizol                                           21,830                 758,156
                                                                         2,004,840
COATINGS & PAINT (0.42%)
 Sherwin-Williams                                   12,700                 542,544
COMMERCIAL BANKS (0.40%)
 First Horizon National                             12,080                 522,822
COMMERCIAL SERVICE-FINANCE (2.87%)
 Equifax                                            42,920               1,122,358
 H&R Block                                          13,440                 639,072
 Moody's                                            25,290               1,967,815
                                                                         3,729,245
COMMERCIAL SERVICES (0.67%)
 Corporate Executive Board                          13,700                 872,005
COMPUTER AIDED DESIGN (0.90%)
 Autodesk                                           22,300               1,176,325
COMPUTER SERVICES (2.36%)
 Affiliated Computer Services /1/                   20,590               1,123,184
 FactSet Research Systems                           13,700                 682,808
                                            Shares

                                            Held                         Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                      $
 Sungard Data Systems /1/                           47,630               1,261,719
                                                                         3,067,711
COMPUTERS-MEMORY DEVICES (1.37%)
 SanDisk /1/                                        45,410                 947,707
 Storage Technology /1/                             30,870                 834,107
                                                                         1,781,814
COMPUTERS-PERIPHERAL EQUIPMENT (1.40%)
 Lexmark International /1/                          21,860               1,816,785
CONSUMER PRODUCTS-MISCELLANEOUS (1.89%)
 Clorox                                             16,680                 910,728
 Fortune Brands                                     21,310               1,551,794
                                                                         2,462,522
CRUISE LINES (0.72%)
 Royal Caribbean Cruises                            19,990                 931,534
DATA PROCESSING & MANAGEMENT (0.83%)
 Fiserv /1/                                         30,520               1,084,681
DECISION SUPPORT SOFTWARE (0.56%)
 Cognos /1/                                         18,400                 726,984
DENTAL SUPPLIES & EQUIPMENT (0.47%)
 Dentsply International                             11,800                 613,718
DISPOSABLE MEDICAL PRODUCTS (0.96%)
 C.R. Bard                                          21,900               1,243,920
DISTRIBUTION-WHOLESALE (0.61%)
 Ingram Micro /1/                                   45,870                 791,258
DIVERSIFIED MANUFACTURING OPERATIONS (1.07%)
 Cooper Industries                                  10,790                 689,481
 ITT Industries                                      8,660                 702,672
                                                                         1,392,153
DRUG DELIVERY SYSTEMS (0.52%)
 Andrx Group /1/                                    31,180                 674,735
E-MARKETING-INFORMATION (0.50%)
 Digital River /1/                                  19,520                 650,016
ELECTRIC-INTEGRATED (0.38%)
 Constellation Energy Group                         12,100                 491,502
ELECTRONIC COMPONENTS & ACCESSORIES (0.46%)
 Integrated Circuit Systems /1/                     26,330                 593,742
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.43%)
 Gentex                                             16,920                 558,529
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.97%)
 Altera /1/                                         72,950               1,658,153
 ATI Technologies /1/                               35,600                 642,580
 Infineon Technologies /1/                          35,800                 391,294
 International Rectifier /1/                        11,590                 460,703
 MEMC Electronics Materials /1/                     79,350                 745,890
 Microchip Technology                               41,600               1,258,400
                                                                         5,157,020
                                            Shares

                                            Held                         Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC CONNECTORS (0.52%)
                                                                      $
 Amphenol /1/                                       19,700                 676,301
ELECTRONIC FORMS (1.51%)
 Adobe Systems                                      34,980               1,959,929
ELECTRONIC MEASUREMENT INSTRUMENTS (0.63%)
 Garmin                                             16,374                 818,700
ELECTRONICS-MILITARY (0.57%)
 L-3 Communications Holdings                        11,350                 748,306
FIDUCIARY BANKS (0.65%)
 Investors Financial Services                       21,900                 842,931
FILTRATION & SEPARATION PRODUCTS (0.60%)
 CLARCOR                                            15,720                 774,996
FINANCE-COMMERCIAL (1.05%)
 CapitalSource /1/                                  22,700                 508,480
 CIT Group                                          21,100                 852,440
                                                                         1,360,920
FINANCE-INVESTMENT BANKER & BROKER (1.44%)
 Bear Stearns                                        6,330                 599,768
 Jefferies Group                                    18,950                 760,463
 Raymond James Financial                            19,600                 511,560
                                                                         1,871,791
FINANCE-MORTGAGE LOAN/BANKER (0.98%)
 Doral Financial                                    30,290               1,271,574
FOOD-CANNED (0.44%)
 Del Monte Foods /1/                                53,640                 572,875
FOOD-MEAT PRODUCTS (0.41%)
 Smithfield Foods /1/                               22,100                 535,483
FOOD-RETAIL (0.45%)
 Whole Foods Market                                  7,160                 583,039
FOOD-WHOLESALE & DISTRIBUTION (0.44%)
 Fresh Del Monte Produce                            21,600                 567,432
HEALTH CARE COST CONTAINMENT (0.70%)
 Caremark Rx /1/                                    16,870                 505,594
 First Health Group /1/                             25,070                 399,114
                                                                           904,708
HUMAN RESOURCES (0.91%)
 Hewitt Associates /1/                              18,700                 524,161
 Manpower                                           14,700                 665,175
                                                                         1,189,336
INSTRUMENTS-SCIENTIFIC (1.91%)
 Applied Biosystems Group                           31,370                 598,540
 Millipore /1/                                      11,960                 550,040
 PerkinElmer                                        27,900                 573,066
 Waters /1/                                         18,460                 762,213
                                                                         2,483,859
INTERNET BROKERS (0.51%)
 E*trade Group /1/                                  51,900                 669,510
INTERNET SECURITY (0.79%)
 CheckFree /1/                                      16,870                 522,970
                                            Shares

                                            Held                         Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (CONTINUED)
                                                                      $
 RSA Security /1/                                   25,000                 511,500
                                                                         1,034,470
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.85%)
 T. Rowe Price Group                                19,900               1,109,823
LASERS-SYSTEMS & COMPONENTS (0.35%)
 Ii-Vi /1/                                          13,200                 451,968
LEISURE & RECREATION PRODUCTS (0.64%)
 Brunswick                                          17,660                 828,607
LOTTERY SERVICES (0.95%)
 GTECH Holdings                                     52,140               1,234,154
MACHINERY-ELECTRICAL (0.29%)
 Baldor Electric                                    16,000                 374,880
MACHINERY-FARM (0.38%)
 AGCO /1/                                           25,300                 491,326
MEDICAL INFORMATION SYSTEM (0.70%)
 IMS Health                                         42,800                 906,504
MEDICAL INSTRUMENTS (2.00%)
 Beckman Coulter                                    17,640               1,049,580
 Biomet                                             33,200               1,549,776
                                                                         2,599,356
MEDICAL LABORATORY & TESTING SERVICE (0.80%)
 Quest Diagnostics                                  11,840               1,036,474
MEDICAL PRODUCTS (1.24%)
 Henry Schein /1/                                   10,530                 665,812
 Varian Medical Systems /1/                         23,560                 945,934
                                                                         1,611,746
MEDICAL-BIOMEDICAL/GENE (2.35%)
 Charles River Laboratories International
  /1/                                               16,630                 778,118
 Chiron /1/                                         11,600                 376,072
 Genzyme /1/                                        23,300               1,222,551
 Invitrogen /1/                                     11,798                 683,104
                                                                         3,059,845
MEDICAL-DRUGS (1.79%)
 Allergan                                            4,860                 347,781
 Cephalon /1/                                       15,710                 748,896
 IVAX /1/                                           32,500                 588,250
 Medicis Pharmaceutical                             15,800                 642,586
                                                                         2,327,513
MEDICAL-GENERIC DRUGS (0.42%)
 Par Pharmaceutical /1/                             13,730                 541,649
MEDICAL-HMO (1.22%)
 Coventry Health Care /1/                           23,240                 950,516
 Pacificare Health Systems /1/                      17,900                 637,598
                                                                         1,588,114
MEDICAL-HOSPITALS (0.49%)
 Universal Health Services                          15,500                 644,180
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.54%)
 AmerisourceBergen                                  12,680                 697,907
                                            Shares

                                            Held                         Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-COPPER (0.78%)
                                                                      $
 Phelps Dodge                                       11,600               1,015,464
MULTI-LINE INSURANCE (0.30%)
 American Financial Group                           13,100                 387,760
MULTIMEDIA (1.48%)
 Belo                                               25,000                 581,250
 E.W. Scripps                                       15,200                 725,344
 Meredith                                           12,740                 624,260
                                                                         1,930,854
NETWORKING PRODUCTS (1.03%)
 Foundry Networks /1/                               35,550                 431,222
 Network Appliance /1/                              37,300                 912,731
                                                                         1,343,953
OIL COMPANY-EXPLORATION & PRODUCTION (1.97%)
 Cimarex Energy /1/                                 15,840                 568,339
 Newfield Exploration /1/                           12,970                 754,854
 Pogo Producing                                     12,800                 586,880
 Unit /1/                                           17,700                 656,493
                                                                         2,566,566
OIL FIELD MACHINERY & EQUIPMENT (0.70%)
 Grant Prideco /1/                                  44,000                 904,640
OIL REFINING & MARKETING (0.76%)
 Sunoco                                              6,400                 475,904
 Valero Energy                                      11,860                 509,624
                                                                           985,528
OIL-FIELD SERVICES (1.88%)
 Cal Dive International /1/                         18,200                 644,462
 Oceaneering International /1/                      16,800                 597,240
 Oil States International /1/                       33,900                 622,404
 Varco International /1/                            20,900                 578,512
                                                                         2,442,618
OPTICAL SUPPLIES (0.50%)
 Bausch & Lomb                                      10,600                 646,176
PHARMACY SERVICES (0.32%)
 Omnicare                                           15,270                 421,299
POWER CONVERTER & SUPPLY EQUIPMENT (0.37%)
 American Power Conversion                          24,810                 478,337
PROPERTY & CASUALTY INSURANCE (1.06%)
 Fidelity National Financial                        15,120                 570,629
 W.R. Berkley                                       18,900                 807,786
                                                                         1,378,415
RADIO (0.68%)
 Cox Radio /1/                                      41,670                 662,553
 Entercom Communications /1/                         6,660                 221,112
                                                                           883,665
REINSURANCE (0.38%)
 RenaissanceRe Holdings                             10,550                 493,951
RENTAL-AUTO & EQUIPMENT (0.52%)
 Rent-A-Center /1/                                  28,160                 675,558
                                            Shares

                                            Held                         Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (3.41%)
                                                                      $
 Abercrombie & Fitch                                25,180                 986,552
 Chico's FAS /1/                                    23,810                 953,114
 Claire's Stores                                    41,680               1,084,514
 Limited                                            36,070                 893,815
 Pacific Sunwear of California /1/                  22,100                 518,024
                                                                         4,436,019
RETAIL-AUTO PARTS (1.41%)
 Advance Auto Parts /1/                             19,900                 778,488
 Autozone /1/                                       12,940               1,058,621
                                                                         1,837,109
RETAIL-BEDDING (1.42%)
 Bed Bath & Beyond /1/                              45,400               1,851,866
RETAIL-DISCOUNT (1.01%)
 Dollar General                                     67,980               1,308,615
RETAIL-RESTAURANTS (3.03%)
 Brinker International /1/                          30,850                 996,455
 CBRL Group                                         19,160                 694,742
 Wendy's International                              16,170                 539,593
 Yum! Brands                                        39,300               1,709,550
                                                                         3,940,340
SAVINGS & LOANS-THRIFTS (0.42%)
 New York Community Bancorp                         30,100                 552,636
SCHOOLS (1.24%)
 Career Education /1/                               25,500                 799,935
 ITT Educational Services /1/                       21,400                 813,414
                                                                         1,613,349
SEMICONDUCTOR EQUIPMENT (1.76%)
 Kla-Tencor /1/                                     28,100               1,279,393
 Lam Research /1/                                   39,000               1,015,170
                                                                         2,294,563
TELECOMMUNICATION EQUIPMENT (1.23%)
 Adtran                                             16,000                 345,600
 Scientific-Atlanta                                 24,300                 665,577
 Tellabs /1/                                        74,400                 595,200
                                                                         1,606,377
TELECOMMUNICATION SERVICES (1.24%)
 Aspect Communications /1/                          49,120                 467,377
 Avaya /1/                                          79,700               1,147,680
                                                                         1,615,057
TELEVISION (0.68%)
 Hearst-Argyle Television                           33,720                 878,743
TEXTILE-HOME FURNISHINGS (0.58%)
 Mohawk Industries /1/                               8,850                 752,958
THERAPEUTICS (0.42%)
 ImClone Systems /1/                                12,500                 547,500
TOOLS-HAND HELD (1.14%)
 Black & Decker                                     18,460               1,481,969
TOYS (1.01%)
 Marvel Enterprises /1/                             31,950                 492,030
                                            Shares

                                            Held                         Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOYS (CONTINUED)
                                                                      $
 Mattel                                             46,630                 816,491
                                                                         1,308,521
WIRELESS EQUIPMENT (0.26%)
 InterDigital Communications /1/                    21,030                 334,377
                                      TOTAL COMMON STOCKS              127,876,110
                                                                      ------------

                     TOTAL PORTFOLIO INVESTMENTS (98.34%)              127,876,110
CASH AND RECEIVABLES, NET OF LIABILITIES (1.66%)                         2,154,792
                               TOTAL NET ASSETS (100.00%)             $130,030,902
                                                                      --------------




/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 10,479,024
Unrealized Depreciation                        (5,490,066)
                                             ------------
Net Unrealized Appreciation (Depreciation)      4,988,958
Cost for federal income tax purposes         $122,887,152


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value              Percentage of
                                                         Total Value
-------------------------------------------------------------------------
 Consumer, Non-cyclical            $ 31,473,252                  24.61%
 Consumer, Cyclical                  27,833,774                  21.77
 Technology                          24,633,114                  19.26
 Industrial                          11,730,451                   9.17
 Financial                           10,462,133                   8.18
 Communications                      10,186,688                   7.97
 Energy                               6,899,352                   5.40
 Basic Materials                      4,165,844                   3.26
 Utilities                              491,502                   0.38
                   TOTAL           $127,876,110                 100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND

                                OCTOBER 31, 2004

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (96.88%)
APPAREL MANUFACTURERS (3.38%)
                                                                       $
 Liz Claiborne                                      117,600               4,807,488
 VF                                                  78,100               4,204,123
                                                                          9,011,611
APPLIANCES (2.47%)
 Whirlpool                                          112,200               6,591,750
ATHLETIC FOOTWEAR (2.36%)
 Reebok International                               169,800               6,282,600
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (4.88%)
 BorgWarner                                         141,900               6,581,322
 Lear                                               119,100               6,421,872
                                                                         13,003,194
BEVERAGES-WINE & SPIRITS (2.03%)
 Constellation Brands /1/                           137,700               5,401,971
COMMERCIAL BANKS (5.38%)
 First Horizon National                             153,300               6,634,824
 North Fork Bancorp                                 163,487               7,209,777
 TCF Financial                                       16,000                 504,320
                                                                         14,348,921
COMPUTERS-MEMORY DEVICES (2.33%)
 Western Digital /1/                                746,600               6,219,178
DIALYSIS CENTERS (1.11%)
 DaVita /1/                                          99,800               2,956,076
DIVERSIFIED MANUFACTURING OPERATIONS (2.64%)
 SPX                                                183,400               7,033,390
ENTERPRISE SOFTWARE & SERVICE (2.32%)
 Computer Associates International                  223,600               6,195,956
FINANCE-COMMERCIAL (2.19%)
 CIT Group                                          144,200               5,825,680
FINANCE-INVESTMENT BANKER & BROKER (2.57%)
 Bear Stearns                                        72,400               6,859,900
FINANCIAL GUARANTEE INSURANCE (7.15%)
 Ambac Financial Group                               82,900               6,471,174
 PMI Group                                          153,200               5,947,224
 Radian Group                                       138,300               6,628,719
                                                                         19,047,117
FOOD-CANNED (0.67%)
 Del Monte Foods /1/                                166,100               1,773,948
FOOD-WHOLESALE & DISTRIBUTION (1.84%)
 Fresh Del Monte Produce                            187,000               4,912,490
HUMAN RESOURCES (2.33%)
 Manpower                                           137,400               6,217,350
INSTRUMENTS-CONTROLS (2.16%)
 Johnson Controls                                   100,200               5,746,470
INTERNET FINANCIAL SERVICES (2.25%)
 IndyMac Bancorp                                    185,900               5,997,134
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.31%)
                                                                       $
 Waddell & Reed Financial                           166,100               3,489,761
MACHINERY-GENERAL INDUSTRY (1.76%)
 Ingersoll-Rand                                      68,400               4,681,296
MEDICAL-HMO (6.86%)
 Anthem /1/                                          81,600               6,560,640
 Coventry Health Care /1/                           158,700               6,490,830
 WellChoice /1/                                     125,400               5,236,704
                                                                         18,288,174
MEDICAL-HOSPITALS (3.67%)
 Triad Hospitals /1/                                194,600               6,427,638
 Universal Health Services                           80,700               3,353,892
                                                                          9,781,530
MULTI-LINE INSURANCE (2.01%)
 PartnerRe                                           91,900               5,343,985
OIL COMPANY-EXPLORATION & PRODUCTION (5.56%)
 Patina Oil & Gas                                   145,600               4,164,160
 Pioneer Natural Resources                          130,100               4,215,240
 XTO Energy                                         193,141               6,447,047
                                                                         14,826,447
OIL REFINING & MARKETING (2.18%)
 Sunoco                                              78,300               5,822,388
PHARMACY SERVICES (2.16%)
 Omnicare                                           208,700               5,758,033
PROPERTY & CASUALTY INSURANCE (1.50%)
 Arch Capital Group /1/                             106,500               4,001,205
REINSURANCE (2.60%)
 Endurance Specialty Holdings                        41,500               1,375,725
 RenaissanceRe Holdings                             118,800               5,562,216
                                                                          6,937,941
RETAIL-APPAREL & SHOE (2.40%)
 Foot Locker                                        261,600               6,383,040
RETAIL-AUTO PARTS (4.12%)
 Advance Auto Parts /1/                             115,200               4,506,624
 Autozone /1/                                        79,100               6,471,171
                                                                         10,977,795
RETAIL-AUTOMOBILE (0.75%)
 AutoNation /1/                                     115,400               1,988,342
RETAIL-DISCOUNT (0.15%)
 Dollar Tree Stores /1/                              14,100                 407,490
RETAIL-HOME FURNISHINGS (2.31%)
 Pier 1 Imports                                     342,300               6,144,285
RETAIL-RESTAURANTS (1.86%)
 Darden Restaurants                                 202,400               4,958,800
TEXTILE-HOME FURNISHINGS (2.04%)
 Mohawk Industries /1/                               63,900               5,436,612
TOOLS-HAND HELD (1.46%)
 Black & Decker                                      48,500               3,893,580
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (0.25%)
                                                                       $
 Canadian National Railway                           12,550                 678,327
VITAMINS & NUTRITION PRODUCTS (1.87%)
 NBTY /1/                                           181,100               4,987,494
                                       TOTAL COMMON STOCKS              258,211,261
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (96.88%)              258,211,261
CASH AND RECEIVABLES, NET OF LIABILITIES (3.12%)                          8,327,852
                                TOTAL NET ASSETS (100.00%)             $266,539,113
                                                                       --------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 26,520,547
Unrealized Depreciation                        (7,583,904)
                                             ------------
Net Unrealized Appreciation (Depreciation)     18,936,643
Cost for federal income tax purposes         $239,274,618


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value              Percentage of
                                                         Total Value
-------------------------------------------------------------------------
 Consumer, Cyclical                $ 76,931,989                  29.79%
 Financial                           72,529,971                  28.09
 Consumer, Non-cyclical              60,077,066                  23.27
 Energy                              20,648,835                   8.00
 Industrial                          15,608,266                   6.04
 Technology                          12,415,134                   4.81
                   TOTAL           $258,211,261                 100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP VALUE FUND I

                                OCTOBER 31, 2004

                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (98.02%)
ADVERTISING SALES (1.24%)
                                                                       $
 Lamar Advertising /1/                               90,999               3,769,179
AEROSPACE & DEFENSE (1.11%)
 Rockwell Collins                                    94,710               3,359,364
AGRICULTURAL CHEMICALS (1.73%)
 Agrium                                             315,160               5,228,504
AGRICULTURAL OPERATIONS (2.12%)
 Monsanto                                           150,570               6,436,867
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.54%)
 American Axle & Manufacturing Holdings              64,610               1,854,307
 Lear                                                51,960               2,801,683
                                                                          4,655,990
BEVERAGES-NON-ALCOHOLIC (0.48%)
 Pepsi Bottling Group                                51,870               1,454,435
BUILDING PRODUCTS-AIR & HEATING (0.74%)
 American Standard /1/                               61,240               2,239,547
BUILDING-RESIDENTIAL & COMMERCIAL (1.88%)
 Lennar                                             126,330               5,682,323
CASINO HOTELS (0.99%)
 Harrah's Entertainment                              51,290               3,001,491
CHEMICALS-DIVERSIFIED (1.11%)
 Rohm & Haas                                         79,030               3,350,082
COMMERCIAL BANKS (6.86%)
 Commerce Bancshares                                 30,850               1,514,735
 FirstMerit                                         165,680               4,329,218
 M&T Bank                                            59,100               6,087,300
 North Fork Bancorp                                  34,890               1,538,649
 Regions Financial                                  208,960               7,330,317
                                                                         20,800,219
COMPUTER SERVICES (0.53%)
 Anteon International /1/                            41,120               1,616,016
COMPUTERS-MEMORY DEVICES (1.00%)
 Hutchison Technology /1/                            45,670               1,534,969
 Storage Technology /1/                              55,440               1,497,989
                                                                          3,032,958
CONSULTING SERVICES (0.58%)
 BearingPoint /1/                                   201,520               1,753,224
CONSUMER PRODUCTS-MISCELLANEOUS (1.65%)
 Clorox                                              91,480               4,994,808
CONTAINERS-PAPER & PLASTIC (1.28%)
 Packaging Corp. of America                         176,300               3,866,259
COSMETICS & TOILETRIES (0.73%)
 Estee Lauder                                        51,610               2,216,650
DISTRIBUTION-WHOLESALE (1.34%)
 CDW                                                 65,290               4,049,939
DIVERSIFIED MANUFACTURING OPERATIONS (1.56%)
 Eaton                                               73,760               4,716,952
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (9.62%)
                                                                       $
 Edison International                                53,980               1,646,390
 Energy East                                         55,820               1,406,664
 Entergy                                             54,740               3,577,806
 FirstEnergy                                        119,910               4,955,880
 PG&E /1/                                           100,590               3,222,904
 Pinnacle West Capital                               40,900               1,743,158
 PPL                                                178,910               9,303,320
 Puget Energy                                        53,390               1,241,851
 Wisconsin Energy                                    62,690               2,046,202
                                                                         29,144,175
ELECTRONIC CONNECTORS (0.61%)
 Amphenol /1/                                        53,990               1,853,477
ENGINES-INTERNAL COMBUSTION (1.57%)
 Cummins Engine                                      67,790               4,750,723
ENTERTAINMENT SOFTWARE (1.62%)
 Activision /1/                                     339,810               4,920,449
FIDUCIARY BANKS (1.55%)
 Northern Trust                                     110,280               4,691,311
FINANCE-COMMERCIAL (2.10%)
 CIT Group                                          157,840               6,376,736
FINANCE-INVESTMENT BANKER & BROKER (1.04%)
 Bear Stearns                                        33,300               3,155,175
FINANCIAL GUARANTEE INSURANCE (1.02%)
 Ambac Financial Group                               39,690               3,098,201
FOOD-FLOUR & GRAIN (0.85%)
 Archer Daniels Midland                             132,810               2,572,530
FORESTRY (1.09%)
 Plum Creek Timber                                   90,980               3,301,664
GAS-DISTRIBUTION (0.27%)
 AGL Resources                                       26,350                 822,120
HOTELS & MOTELS (0.83%)
 Hilton Hotels                                      126,650               2,520,335
INSURANCE BROKERS (1.63%)
 Willis Group Holdings                              137,070               4,927,667
INVESTMENT COMPANIES (1.10%)
 American Capital Strategies                        107,780               3,335,791
LIFE & HEALTH INSURANCE (0.97%)
 Torchmark                                           54,670               2,953,273
MEDICAL-BIOMEDICAL/GENE (1.00%)
 Charles River Laboratories International
  /1/                                                64,810               3,032,460
MEDICAL-DRUGS (1.31%)
 Medimmune /1/                                      140,070               3,980,789
MEDICAL-GENERIC DRUGS (0.73%)
 Watson Pharmaceutical /1/                           79,180               2,219,415
MEDICAL-HMO (1.98%)
 Aetna                                               15,310               1,454,450
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                       $
 Health Net /1/                                     186,930               4,534,922
                                                                          5,989,372
MISCELLANEOUS INVESTING (6.98%)
 Apartment Investment & Management                  110,720               4,062,317
 Developers Diversified Realty                      102,920               4,302,056
 iStar Financial                                    217,580               9,012,163
 Prentiss Properties Trust                          104,460               3,758,471
                                                                         21,135,007
MULTI-LINE INSURANCE (1.98%)
 PartnerRe                                          103,050               5,992,357
MULTIMEDIA (0.77%)
 Belo                                               100,990               2,348,018
NON-HAZARDOUS WASTE DISPOSAL (1.03%)
 Republic Services                                  101,190               3,116,652
OIL & GAS DRILLING (1.92%)
 Patterson-UTI Energy                               303,020               5,827,075
OIL COMPANY-EXPLORATION & PRODUCTION (3.42%)
 EOG Resources                                       99,630               6,631,373
 Patina Oil & Gas                                   130,380               3,728,868
                                                                         10,360,241
PIPELINES (3.28%)
 Western Gas Resources                              131,120               3,840,505
 Williams                                           487,500               6,098,625
                                                                          9,939,130
RADIO (1.20%)
 Emmis Communications /1/                           194,980               3,646,126
REGIONAL BANKS (1.04%)
 KeyCorp                                             93,800               3,150,742
REINSURANCE (2.80%)
 Everest Re Group                                    39,020               3,097,018
 RenaissanceRe Holdings                             115,360               5,401,155
                                                                          8,498,173
RETAIL-APPAREL & SHOE (3.15%)
 Abercrombie & Fitch                                188,390               7,381,120
 Ross Stores                                         82,490               2,167,012
                                                                          9,548,132
RETAIL-MAJOR DEPARTMENT STORE (1.20%)
 J.C. Penney                                        104,980               3,631,258
RETAIL-REGIONAL DEPARTMENT STORE (1.49%)
 Federated Department Stores                         89,280               4,504,176
RETAIL-RESTAURANTS (1.02%)
 Yum! Brands                                         71,170               3,095,895
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.77%)
 Power Integrations /1/                             108,740               2,327,036
STEEL PRODUCERS (0.86%)
 Nucor                                               61,910               2,614,459
                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.68%)
                                                                       $
 Ditech Communications /1/                           89,410               2,051,065
TELEPHONE-INTEGRATED (0.70%)
 CenturyTel                                          65,780               2,110,880
TEXTILE-HOME FURNISHINGS (0.85%)
 Mohawk Industries /1/                               30,180               2,567,714
TOBACCO (0.79%)
 Reynolds American                                   34,580               2,381,179
TOOLS-HAND HELD (0.78%)
 Stanley Works                                       52,860               2,353,327
TRANSPORT-MARINE (1.08%)
 Teekay Shipping                                     71,080               3,283,896
TRANSPORT-TRUCK (0.87%)
 Yellow Roadway /1/                                  55,220               2,650,008
                                       TOTAL COMMON STOCKS              297,003,016
                                                                       ------------

                      TOTAL PORTFOLIO INVESTMENTS (98.02%)              297,003,016
CASH AND RECEIVABLES, NET OF LIABILITIES (1.98%)                          5,997,636
                                TOTAL NET ASSETS (100.00%)             $303,000,652
                                                                       --------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 29,218,686
Unrealized Depreciation                        (2,814,628)
                                             ------------
Net Unrealized Appreciation (Depreciation)     26,404,058
Cost for federal income tax purposes         $270,598,958


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value              Percentage of
                                                         Total Value
-------------------------------------------------------------------------
 Financial                         $ 88,114,653                  29.67%
 Consumer, Cyclical                  43,257,254                  14.56
 Consumer, Non-cyclical              37,031,729                  12.47
 Industrial                          32,190,204                  10.84
 Utilities                           29,966,295                  10.09
 Energy                              26,126,445                   8.80
 Basic Materials                     14,494,710                   4.88
 Communications                      13,925,268                   4.69
 Technology                          11,896,458                   4.00
                   TOTAL           $297,003,016                 100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP BLEND FUND

                                OCTOBER 31, 2004

                                                                           Shares

                                                                           Held                             Value

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.18%)
AEROSPACE & DEFENSE (0.37%)
                                                                                                         $
 Teledyne Technologies /1/                                                             23,000                 588,110
AEROSPACE & DEFENSE EQUIPMENT (0.53%)
 AAR /1/                                                                               27,200                 319,600
 Curtiss-Wright                                                                         9,500                 530,195
                                                                                                              849,795
APPAREL MANUFACTURERS (0.38%)
 Russell                                                                               35,400                 612,066
APPLICATIONS SOFTWARE (0.45%)
 EPIQ Systems /1/                                                                      28,100                 420,938
 Serena Software /1/                                                                   16,500                 292,710
                                                                                                              713,648
ATHLETIC FOOTWEAR (0.34%)
 K-Swiss                                                                               21,700                 542,500
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.27%)
 American Axle & Manufacturing Holdings                                                14,800                 424,760
BANKS (0.27%)
 Boston Private Financial Holdings                                                     17,500                 429,450
BROADCASTING SERVICES & PROGRAMMING (0.49%)
 Gray Television                                                                       58,600                 778,208
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.59%)
 Florida Rock Industries                                                               10,500                 542,325
 Texas Industries                                                                       7,900                 402,347
                                                                                                              944,672
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.33%)
 Winnebago Industries                                                                  17,000                 533,800
BUILDING-RESIDENTIAL & COMMERCIAL (2.80%)
 Beazer Homes                                                                           4,800                 526,944
 MDC Holdings                                                                          12,797                 982,170
 NVR /1/                                                                                2,600               1,630,200
 Ryland Group                                                                           9,400                 896,666
 Standard-Pacific                                                                       8,000                 449,200
                                                                                                            4,485,180
CASINO HOTELS (0.69%)
 Aztar /1/                                                                             35,500               1,098,725
CASINO SERVICES (0.55%)
 Shuffle Master /1/                                                                    20,800                 875,472
CHEMICALS-DIVERSIFIED (0.68%)
 Georgia Gulf                                                                          10,500                 475,335
 NOVA Chemicals                                                                        15,800                 614,620
                                                                                                            1,089,955
CHEMICALS-PLASTICS (0.71%)
 A. Schulman                                                                           35,200                 698,720
 PolyOne /1/                                                                           57,000                 431,490
                                                                                                            1,130,210
CHEMICALS-SPECIALTY (1.76%)
 Arch Chemicals                                                                        22,800                 646,380
 Eastman Chemical                                                                      14,000                 664,580
 OM Group /1/                                                                          24,000                 791,760
 Penford                                                                               15,500                 242,110
                                                                           Shares

                                                                           Held                             Value

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                                         $
 Terra Industries /1/                                                                  62,000                 474,300
                                                                                                            2,819,130
CIRCUIT BOARDS (0.49%)
 Benchmark Electronics /1/                                                             23,000                 781,310
COAL (0.20%)
 CONSOL Energy                                                                          9,100                 322,140
COATINGS & PAINT (0.63%)
 RPM                                                                                   57,000               1,004,910
COMMERCIAL BANKS (6.27%)
 Columbia Banking Systems                                                              28,300                 693,350
 First Bancorp.                                                                        17,500                 954,275
 First Midwest Bancorp                                                                 18,039                 629,741
 Fremont General                                                                       66,000               1,419,000
 Gold Banc                                                                             31,000                 451,050
 Hudson United Bancorp                                                                 13,400                 533,320
 Integra Bank                                                                          21,500                 471,280
 Irwin Financial                                                                       39,800                 992,214
 PrivateBancorp                                                                        20,100                 650,235
 Santander BanCorp                                                                     17,180                 479,322
 South Financial Group                                                                 42,500               1,275,850
 Umpqua Holdings                                                                       23,400                 582,192
 United Bankshares                                                                     25,000                 916,750
                                                                                                           10,048,579
COMMUNICATIONS SOFTWARE (0.88%)
 Avid Technology /1/                                                                   10,800                 572,184
 Digi International /1/                                                                38,000                 520,220
 Inter-Tel                                                                             12,000                 324,000
                                                                                                            1,416,404
COMPUTER AIDED DESIGN (0.48%)
 ANSYS /1/                                                                             28,000                 772,800
COMPUTER SERVICES (1.69%)
 CACI International /1/                                                                10,600                 646,282
 CIBER /1/                                                                            116,000               1,048,640
 FactSet Research Systems                                                              20,300               1,011,752
                                                                                                            2,706,674
COMPUTERS (0.24%)
 palmOne /1/                                                                           13,500                 391,095
COMPUTERS-INTEGRATED SYSTEMS (1.45%)
 Agilysys                                                                              36,000                 615,240
 Mercury Computer Systems /1/                                                          23,500                 593,493
 Micros Systems /1/                                                                     8,800                 520,256
 RadiSys /1/                                                                           45,100                 598,928
                                                                                                            2,327,917
COMPUTERS-PERIPHERAL EQUIPMENT (0.25%)
 TransAct Technologies /1/                                                             16,200                 405,324
CONSULTING SERVICES (0.75%)
 Maximus /1/                                                                           25,200                 684,936
 Watson Wyatt                                                                          19,700                 523,035
                                                                                                            1,207,971
                                                                           Shares

                                                                           Held                             Value

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.36%)
                                                                                                         $
 Helen of Troy /1/                                                                     21,900                 581,445
DATA PROCESSING & MANAGEMENT (0.53%)
 FileNet /1/                                                                           30,600                 851,598
DENTAL SUPPLIES & EQUIPMENT (0.61%)
 Sybron Dental Specialties /1/                                                         30,200                 983,614
DIAGNOSTIC KITS (1.17%)
 Diagnostic Products                                                                   16,300                 719,645
 IDEXX Laboratories /1/                                                                23,200               1,156,288
                                                                                                            1,875,933
DIALYSIS CENTERS (0.46%)
 DaVita /1/                                                                            25,000                 740,500
DISTRIBUTION-WHOLESALE (1.24%)
 Building Material Holding                                                             27,000                 780,300
 Hughes Supply                                                                         22,000                 625,020
 Watsco                                                                                20,500                 583,430
                                                                                                            1,988,750
DIVERSIFIED MANUFACTURING OPERATIONS (1.27%)
 Carlisle                                                                              10,400                 604,552
 Griffon /1/                                                                           39,500                 878,875
 Tredegar                                                                              33,300                 557,775
                                                                                                            2,041,202
E-COMMERCE-PRODUCTS (0.23%)
 Blue Nile /1/                                                                         15,000                 364,500
E-SERVICES-CONSULTING (0.30%)
 Corillian /1/                                                                         97,000                 477,240
ELECTRIC-INTEGRATED (1.50%)
 ALLETE                                                                                20,500                 696,590
 Central Vermont Public Service                                                        25,100                 551,698
 CH Energy Group                                                                       10,400                 464,152
 Cleco                                                                                 37,600                 685,072
                                                                                                            2,397,512
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.24%)
 Methode Electronics                                                                   28,500                 382,755
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.66%)
 MEMC Electronics Materials /1/                                                        44,100                 414,540
 Skyworks Solutions /1/                                                                72,000                 640,080
                                                                                                            1,054,620
ELECTRONIC MEASUREMENT INSTRUMENTS (0.26%)
 Flir Systems /1/                                                                       7,700                 409,717
ELECTRONICS-MILITARY (0.66%)
 Engineered Support Systems                                                            22,000               1,056,880
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.31%)
 URS /1/                                                                               18,200                 502,320
ENGINES-INTERNAL COMBUSTION (0.76%)
 Briggs & Stratton                                                                     10,000                 718,100
 Cummins Engine                                                                         7,200                 504,576
                                                                                                            1,222,676
                                                                           Shares

                                                                           Held                             Value

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.79%)
                                                                                                         $
 JDA Software Group /1/                                                                50,000                 561,500
 MicroStrategy /1/                                                                     11,600                 695,768
                                                                                                            1,257,268
FILTRATION & SEPARATION PRODUCTS (0.72%)
 CLARCOR                                                                               23,300               1,148,690
FINANCE-COMMERCIAL (0.29%)
 CapitalSource /1/                                                                     21,000                 470,400
FINANCE-CONSUMER LOANS (0.38%)
 Asta Funding                                                                          34,000                 614,550
FOOD-BAKING (0.34%)
 Flowers Foods                                                                         21,700                 550,312
FOOD-MEAT PRODUCTS (0.28%)
 Smithfield Foods /1/                                                                  18,500                 448,255
FOOD-MISCELLANEOUS/DIVERSIFIED (1.42%)
 Chiquita Brands International /1/                                                     44,500                 801,890
 Hain Celestial Group /1/                                                              31,000                 501,580
 Ralcorp Holdings /1/                                                                  10,600                 389,550
 Sensient Technologies                                                                 27,000                 586,440
                                                                                                            2,279,460
FOOTWEAR & RELATED APPAREL (0.55%)
 Wolverine World Wide                                                                  28,700                 873,628
GARDEN PRODUCTS (0.72%)
 Toro                                                                                  17,000               1,160,250
GAS-DISTRIBUTION (2.99%)
 Energen                                                                               26,000               1,398,280
 New Jersey Resources                                                                  16,100                 661,871
 Northwest Natural                                                                     16,900                 535,730
 ONEOK                                                                                 18,700                 501,534
 Southwestern Energy /1/                                                               14,100                 647,754
 UGI                                                                                   27,000               1,043,010
                                                                                                            4,788,179
HOSPITAL BEDS & EQUIPMENT (0.45%)
 Invacare                                                                              15,500                 715,790
HUMAN RESOURCES (1.25%)
 Heidrick & Struggles /1/                                                              33,700                 965,000
 Labor Ready /1/                                                                       72,000               1,033,200
                                                                                                            1,998,200
IDENTIFICATION SYSTEM-DEVELOPMENT (1.39%)
 Checkpoint Systems /1/                                                                48,200                 824,220
 Metrologic Instruments /1/                                                            42,300                 788,895
 Paxar /1/                                                                             27,500                 606,375
                                                                                                            2,219,490
INDEPENDENT POWER PRODUCER (0.13%)
 Calpine /1/                                                                           84,000                 209,160
INDUSTRIAL AUTOMATION & ROBOTS (0.27%)
 Cognex                                                                                17,000                 435,200
INSTRUMENTS-CONTROLS (0.26%)
 X-Rite                                                                                31,200                 411,216
                                                                           Shares

                                                                           Held                             Value

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET APPLICATION SOFTWARE (1.10%)
                                                                                                         $
 Interwoven /1/                                                                        69,000                 625,830
 Lionbridge Technologies /1/                                                           96,000                 450,240
 WebEx Communications /1/                                                              31,300                 688,600
                                                                                                            1,764,670
INTERNET TELEPHONY (0.15%)
 j2 Global Communications /1/                                                           8,000                 241,200
LASERS-SYSTEMS & COMPONENTS (0.40%)
 Electro Scientific Industries /1/                                                     37,400                 634,304
LEISURE & RECREATION PRODUCTS (1.24%)
 K2 /1/                                                                                77,000               1,248,940
 Multimedia Games /1/                                                                  55,400                 731,280
                                                                                                            1,980,220
LIFE & HEALTH INSURANCE (0.83%)
 AmerUs Group                                                                          19,000                 793,820
 Phoenix                                                                               50,000                 527,500
                                                                                                            1,321,320
MACHINERY TOOLS & RELATED PRODUCTS (0.49%)
 Regal Beloit                                                                          33,800                 790,920
MACHINERY-FARM (0.36%)
 CNH Global                                                                            33,500                 571,175
MACHINERY-GENERAL INDUSTRY (0.33%)
 Kadant /1/                                                                            29,300                 528,865
MEDICAL INSTRUMENTS (0.84%)
 Conmed /1/                                                                            30,100                 844,907
 Techne /1/                                                                            13,800                 497,076
                                                                                                            1,341,983
MEDICAL PRODUCTS (0.87%)
 Cooper                                                                                11,100                 780,885
 PolyMedica                                                                            17,600                 616,000
                                                                                                            1,396,885
MEDICAL-BIOMEDICAL/GENE (0.35%)
 Enzo Biochem /1/                                                                      31,605                 559,092
MEDICAL-DRUGS (0.48%)
 Medicis Pharmaceutical                                                                19,000                 772,730
MEDICAL-GENERIC DRUGS (0.39%)
 Watson Pharmaceutical /1/                                                             22,400                 627,872
MEDICAL-HMO (1.26%)
 AMERIGROUP /1/                                                                         9,300                 558,000
 Pacificare Health Systems /1/                                                         27,500                 979,550
 Sierra Health Services /1/                                                            10,000                 477,200
                                                                                                            2,014,750
METAL PROCESSORS & FABRICATION (1.58%)
 Mueller Industries                                                                    23,600                 629,176
 Quanex                                                                                12,900                 654,030
 Timken                                                                                31,000                 744,000
 Worthington Industries                                                                25,300                 502,205
                                                                                                            2,529,411
METAL-ALUMINUM (0.49%)
 Century Aluminum /1/                                                                  34,200                 791,388
                                                                           Shares

                                                                           Held                             Value

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (2.47%)
                                                                                                         $
 Capital Automotive                                                                    20,700                 667,782
 Commercial Net Lease Realty                                                           30,500                 586,515
 Glenborough Realty Trust                                                              26,700                 560,700
 Meristar Hospitality /1/                                                             168,000                 981,120
 MFA Mortgage Investments                                                              45,000                 379,800
 New Century Financial                                                                 14,100                 777,615
                                                                                                            3,953,532
MULTI-LINE INSURANCE (0.52%)
 Allmerica Financial /1/                                                               27,800                 836,780
NETWORKING PRODUCTS (0.44%)
 Adaptec /1/                                                                           50,000                 390,000
 Aeroflex /1/                                                                          29,000                 321,900
                                                                                                              711,900
NON-HAZARDOUS WASTE DISPOSAL (0.33%)
 Waste Connections /1/                                                                 16,500                 520,080
OFFICE SUPPLIES & FORMS (0.33%)
 John H. Harland                                                                       16,500                 531,795
OIL COMPANY-EXPLORATION & PRODUCTION (4.30%)
 Cimarex Energy /1/                                                                    30,100               1,079,988
 Comstock Resources /1/                                                                23,300                 512,600
 Forest Oil /1/                                                                        28,000                 854,000
 Houston Exploration /1/                                                               18,500               1,084,100
 Patina Oil & Gas                                                                      26,702                 763,677
 Remington Oil & Gas /1/                                                               37,200                 946,368
 Unit /1/                                                                              44,200               1,639,378
                                                                                                            6,880,111
OIL FIELD MACHINERY & EQUIPMENT (0.58%)
 Dril-Quip /1/                                                                         30,900                 692,160
 Gulf Island Fabrication                                                               11,800                 241,428
                                                                                                              933,588
OIL REFINING & MARKETING (0.80%)
 Frontier Oil                                                                          17,700                 435,066
 Tesoro Petroleum /1/                                                                  12,900                 390,612
 WD-40                                                                                 16,000                 452,240
                                                                                                            1,277,918
OIL-FIELD SERVICES (1.32%)
 Cal Dive International /1/                                                            16,800                 594,888
 Superior Energy Services /1/                                                          43,800                 564,582
 Tetra Technologies /1/                                                                32,000                 958,080
                                                                                                            2,117,550
OPTICAL SUPPLIES (0.26%)
 Advanced Medical Optics /1/                                                           10,840                 423,844
PAPER & RELATED PRODUCTS (0.76%)
 Chesapeake                                                                            24,000                 557,040
 Louisiana-Pacific                                                                     26,600                 651,966
                                                                                                            1,209,006
PHARMACY SERVICES (0.51%)
 Accredo Health /1/                                                                    35,500                 817,565
PHYSICIAN PRACTICE MANAGEMENT (0.39%)
 Pediatrix Medical Group /1/                                                           11,000                 618,750
                                                                           Shares

                                                                           Held                             Value

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POWER CONVERTER & SUPPLY EQUIPMENT (0.45%)
                                                                                                         $
 Advanced Energy Industries /1/                                                        43,300                 426,938
 Artesyn Technologies /1/                                                              30,000                 291,000
                                                                                                              717,938
PROPERTY & CASUALTY INSURANCE (1.07%)
 LandAmerica Financial Group                                                           26,500               1,297,175
 Philadelphia Consolidated Holding /1/                                                  7,200                 417,456
                                                                                                            1,714,631
PUBLISHING-BOOKS (0.33%)
 Thomas Nelson                                                                         23,700                 524,718
RADIO (0.29%)
 Cox Radio /1/                                                                         29,500                 469,050
RECREATIONAL VEHICLES (1.06%)
 Polaris Industries                                                                    16,500                 979,275
 Thor Industries                                                                       26,100                 725,841
                                                                                                            1,705,116
REINSURANCE (0.50%)
 Platinum Underwriters Holdings                                                        27,300                 798,525
RENTAL-AUTO & EQUIPMENT (0.43%)
 Rent-A-Center /1/                                                                     29,000                 695,710
RESEARCH & DEVELOPMENT (0.30%)
 Pharmaceutical Product Development /1/                                                11,300                 477,199
RESPIRATORY PRODUCTS (0.49%)
 Respironics /1/                                                                       15,400                 786,786
RETAIL-APPAREL & SHOE (2.07%)
 Brown Shoe                                                                            30,000                 819,000
 Cato                                                                                  31,400                 720,944
 Christopher & Banks                                                                   45,100                 732,875
 Hot Topic /1/                                                                         27,500                 565,400
 Pacific Sunwear of California /1/                                                     20,200                 473,488
                                                                                                            3,311,707
RETAIL-AUTO PARTS (0.55%)
 PEP Boys-Manny, Moe & Jack                                                            62,000                 881,640
RETAIL-AUTOMOBILE (0.80%)
 Group 1 Automotive /1/                                                                13,500                 381,915
 Sonic Automotive                                                                      44,700                 904,281
                                                                                                            1,286,196
RETAIL-BEDDING (0.74%)
 Linens 'N Things /1/                                                                  21,300                 512,904
 Select Comfort /1/                                                                    39,500                 676,240
                                                                                                            1,189,144
RETAIL-GARDENING PRODUCTS (0.26%)
 Tractor Supply /1/                                                                    11,600                 420,848
RETAIL-HOME FURNISHINGS (0.33%)
 Haverty Furniture                                                                     31,000                 523,280
RETAIL-JEWELRY (0.41%)
 Zale /1/                                                                              23,000                 655,960
RETAIL-PAWN SHOPS (0.56%)
 Cash America International                                                            35,500                 898,150
                                                                           Shares

                                                                           Held                             Value

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (2.38%)
                                                                                                         $
 CBRL Group                                                                            25,000                 906,500
 Jack in the Box /1/                                                                   30,100               1,004,437
 Landry's Seafood Restaurants                                                          38,500               1,042,580
 Steak N Shake /1/                                                                     52,000                 856,960
                                                                                                            3,810,477
SAVINGS & LOANS-THRIFTS (3.53%)
 BankAtlantic Bancorp                                                                  34,800                 608,652
 BankUnited Financial                                                                  15,000                 446,250
 Downey Financial                                                                      16,100                 889,686
 FirstFed Financial /1/                                                                18,000                 925,200
 Flagstar Bancorp.                                                                     64,900               1,355,761
 Franklin Bank /1/                                                                     32,000                 528,000
 MAF Bancorp                                                                           20,800                 891,696
                                                                                                            5,645,245
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.80%)
 Power Integrations /1/                                                                15,700                 335,980
 Standard Microsystems /1/                                                             42,800                 942,456
                                                                                                            1,278,436
SEMICONDUCTOR EQUIPMENT (1.70%)
 Axcelis Technologies /1/                                                              77,800                 669,080
 Cohu                                                                                  22,500                 352,800
 Helix Technology                                                                      51,000                 716,040
 Kulicke & Soffa Industries /1/                                                        12,000                  85,680
 Photronics /1/                                                                        23,000                 403,650
 Varian Semiconductor Equipment
  Associates /1/                                                                       14,200                 491,462
                                                                                                            2,718,712
STEEL PRODUCERS (0.57%)
 Steel Dynamics                                                                        27,500                 913,000
TELECOMMUNICATION EQUIPMENT (0.35%)
 UTStarcom /1/                                                                         32,300                 552,976
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.51%)
 C-COR.net /1/                                                                        109,500                 823,440
TELECOMMUNICATION SERVICES (0.46%)
 PTEK Holdings /1/                                                                     74,000                 737,040
THERAPEUTICS (0.27%)
 MGI Pharma /1/                                                                        16,300                 434,721
TRANSPORT-SERVICES (0.50%)
 Pacer International /1/                                                               45,300                 804,075
TRANSPORT-TRUCK (2.35%)
 Arkansas Best                                                                         12,200                 476,898
 Heartland Express                                                                     47,900                 980,034
 J.B. Hunt Transport Services                                                          16,800                 686,448
 Knight Transportation /1/                                                             26,000                 610,740
 Yellow Roadway /1/                                                                    21,000               1,007,790
                                                                                                            3,761,910
VITAMINS & NUTRITION PRODUCTS (0.69%)
 NBTY /1/                                                                              39,900               1,098,846
WEB HOSTING & DESIGN (0.34%)
 Macromedia /1/                                                                        20,000                 542,800
                                                                           Shares

                                                                           Held                             Value

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRE & CABLE PRODUCTS (0.41%)
                                                                                                         $
 Belden CDT                                                                            29,200                 649,116
WIRELESS EQUIPMENT (0.18%)
 Audiovox /1/                                                                          20,100                 289,440
                                                                         TOTAL COMMON STOCKS              155,628,151

                                                                           Principal

                                                                           Amount                           Value

----------------------------------------------------------------------------------------------------------------------------
BONDS (0.12%)
METAL PROCESSORS & FABRICATION (0.12%)
 Mueller Industries
                                                                                      $                  $
  6.00%; 11/01/14                                                                     200,600                 197,365
                                                                                 TOTAL BONDS                  197,365
                                                                                                         ------------

                                                        TOTAL PORTFOLIO INVESTMENTS (97.30%)              155,825,516
CASH AND RECEIVABLES, NET OF LIABILITIES (2.70%)                                                            4,325,294
                                                                  TOTAL NET ASSETS (100.00%)             $160,150,810
                                                                                                         --------------



/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 14,862,617
Unrealized Depreciation                        (6,414,605)
                                             ------------
Net Unrealized Appreciation (Depreciation)      8,448,012
Cost for federal income tax purposes         $147,377,504


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Consumer, Cyclical                $ 29,257,869                 18.78%
 Financial                           25,833,012                 16.58
 Industrial                          25,256,232                 16.21
 Consumer, Non-cyclical              23,845,808                 15.30
 Technology                          15,894,496                 10.20
 Energy                              11,726,821                  7.52
 Basic Materials                      8,986,999                  5.77
 Communications                       8,277,182                  5.31
 Utilities                            6,747,097                  4.33
                   TOTAL           $155,825,516                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND I

                                OCTOBER 31, 2004

                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (96.41%)
AEROSPACE & DEFENSE EQUIPMENT (0.80%)
                                                                         $
 United Defense Industries /1/                         17,000                682,380
APPAREL MANUFACTURERS (1.08%)
 Carter's /1/                                          29,200                918,632
APPLICATIONS SOFTWARE (1.87%)
 PalmSource /1/                                        18,500                414,770
 Quest Software /1/                                    80,100              1,175,067
                                                                           1,589,837
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.75%)
 Oshkosh Truck                                         10,800                636,120
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.99%)
 Commercial Vehicle Group /1/                          51,900                839,223
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.92%)
 Simpson Manufacturing                                 12,200                784,216
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.79%)
 Dycom Industries /1/                                  46,700              1,524,755
CASINO HOTELS (1.34%)
 Station Casinos                                       22,300              1,136,185
CHEMICALS-DIVERSIFIED (0.73%)
 Georgia Gulf                                          13,800                624,726
CIRCUIT BOARDS (1.00%)
 TTM Technologies /1/                                  90,400                846,596
COMMERCIAL BANKS (4.12%)
 Oriental Financial Group                              23,700                671,421
 R&G Financial                                         18,700                703,494
 Southwest Bancorp. of Texas                           40,700                954,008
 UCBH Holdings                                         10,900                469,681
 Wintrust Financial                                    12,400                706,800
                                                                           3,505,404
COMMERCIAL SERVICE-FINANCE (0.74%)
 TNS /1/                                               32,300                631,788
COMMERCIAL SERVICES (2.37%)
 Alliance Data Systems /1/                             27,900              1,179,612
 Intersections /1/                                      1,300                 17,414
 StarTek                                               29,500                815,675
                                                                           2,012,701
COMPUTER SERVICES (2.09%)
 Anteon International /1/                              20,500                805,650
 Ness Technologies /1/                                 73,500                971,670
                                                                           1,777,320
COMPUTERS-INTEGRATED SYSTEMS (2.92%)
 Kronos /1/                                            17,500                858,375
 Micros Systems /1/                                    27,500              1,625,800
                                                                           2,484,175
CONSULTING SERVICES (1.54%)
 Charles River Associates /1/                          21,300                855,834
 Huron Consulting Group /1/                            23,200                452,400
                                                                           1,308,234
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIAGNOSTIC KITS (0.49%)
                                                                         $
 OraSure Technologies /1/                              62,041                418,777
DISTRIBUTION-WHOLESALE (2.39%)
 Hughes Supply                                         29,400                835,254
 Scansource /1/                                        19,300              1,195,249
                                                                           2,030,503
DIVERSIFIED MANUFACTURING OPERATIONS (1.37%)
 Actuant /1/                                           29,300              1,162,331
E-MARKETING-INFORMATION (1.25%)
 Digitas /1/                                          117,900              1,061,100
E-SERVICES-CONSULTING (1.87%)
 RightNow Technologies /1/                             39,100                647,496
 Websense /1/                                          23,200                941,224
                                                                           1,588,720
ELECTRIC PRODUCTS-MISCELLANEOUS (1.11%)
 GrafTech International /1/                           102,000                944,520
ELECTRICAL COMPONENTS & EQUIPMENT (0.64%)
 Power-One /1/                                         77,400                543,348
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.21%)
 Microsemi /1/                                         44,400                689,976
 Semtech /1/                                           16,300                340,344
                                                                           1,030,320
ELECTRONIC CONNECTORS (1.10%)
 Amphenol /1/                                          27,350                938,926
ELECTRONIC MEASUREMENT INSTRUMENTS (0.65%)
 Tektronix                                             18,314                555,476
ELECTRONICS-MILITARY (0.97%)
 Engineered Support Systems                            17,100                821,484
ENTERPRISE SOFTWARE & SERVICE (0.96%)
 MicroStrategy /1/                                     13,600                815,728
ENTERTAINMENT SOFTWARE (1.03%)
 Activision /1/                                        60,750                879,660
FIDUCIARY BANKS (1.01%)
 Investors Financial Services                          22,300                858,327
FINANCE-INVESTMENT BANKER & BROKER (0.38%)
 Greenhill                                             14,500                326,105
FINANCE-OTHER SERVICES (0.51%)
 Archipelago Holdings /1/                              25,200                430,164
FINANCIAL GUARANTEE INSURANCE (1.53%)
 Primus Guaranty /1/                                   51,500                677,225
 Triad Guaranty /1/                                    11,400                621,414
                                                                           1,298,639
HAZARDOUS WASTE DISPOSAL (1.03%)
 Stericycle /1/                                        19,400                879,402
HOME FURNISHINGS (0.80%)
 Tempur-Pedic International /1/                        41,800                678,832
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (1.55%)
                                                                         $
 Resources Connection /1/                              31,500              1,322,370
IDENTIFICATION SYSTEM-DEVELOPMENT (0.52%)
 Cogent /1/                                            23,300                445,822
INTERNET INFRASTRUCTURE EQUIPMENT (1.45%)
 Avocent /1/                                           34,600              1,231,760
INTERNET INFRASTRUCTURE SOFTWARE (0.97%)
 Supportsoft /1/                                      162,100                821,847
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.75%)
 Affiliated Managers Group /1/                         11,400                636,576
MACHINERY-CONSTRUCTION & MINING (0.17%)
 Bucyrus International /1/                              4,820                144,600
MACHINERY-GENERAL INDUSTRY (1.18%)
 Idex                                                  27,150              1,001,835
MEDICAL INSTRUMENTS (2.41%)
 Abaxis /1/                                            63,900                825,907
 Animas /1/                                            31,400                448,078
 Techne /1/                                            21,600                778,032
                                                                           2,052,017
MEDICAL LABORATORY & TESTING SERVICE (1.10%)
 LabOne /1/                                            31,200                936,000
MEDICAL PRODUCTS (0.86%)
 INAMED /1/                                            13,627                724,275
 VNUS Medical Technologies /1/                            400                  6,012
                                                                             730,287
MEDICAL-BIOMEDICAL/GENE (4.10%)
 Martek Biosciences /1/                                22,200              1,044,643
 Protein Design Labs /1/                               41,400                792,810
 Seattle Genetics /1/                                  71,700                434,502
 Serologicals /1/                                      31,000                733,150
 Telik /1/                                             26,300                485,235
                                                                           3,490,340
MEDICAL-DRUGS (1.88%)
 Angiotech Pharmaceuticals /1/                         49,800                910,344
 Indevus Pharmaceuticals /1/                          102,200                684,229
                                                                           1,594,573
MEDICAL-GENERIC DRUGS (0.72%)
 Impax Laboratories /1/                                41,400                611,064
MULTIMEDIA (0.95%)
 Entravision Communications /1/                       100,500                809,025
OIL & GAS (0.43%)
 Spinnaker Exploration /1/                             11,500                367,080
OIL & GAS DRILLING (0.99%)
 Helmerich & Payne                                     29,400                839,370
OIL COMPANY-EXPLORATION & PRODUCTION (2.09%)
 Cimarex Energy /1/                                    14,100                505,908
 Meridian Resource /1/                                 56,600                455,630
 Range Resources                                       52,200                819,540
                                                                           1,781,078
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (2.04%)
                                                                         $
 FMC Technologies /1/                                  31,100                940,153
 Hydril /1/                                            18,000                791,820
                                                                           1,731,973
OIL-FIELD SERVICES (1.62%)
 Core Laboratories /1/                                 28,500                706,800
 W-H Energy Services /1/                               32,900                669,515
                                                                           1,376,315
OPTICAL SUPPLIES (0.60%)
 Advanced Medical Optics /1/                           13,100                512,210
RADIO (1.21%)
 Cumulus Media /1/                                     63,300              1,028,625
RECREATIONAL CENTERS (0.98%)
 Life Time Fitness /1/                                 35,900                836,470
RESEARCH & DEVELOPMENT (1.11%)
 SFBC International /1/                                33,900                942,759
RETAIL-CATALOG SHOPPING (1.20%)
 MSC Industrial Direct                                 29,900              1,020,786
RETAIL-COMPUTER EQUIPMENT (1.88%)
 Insight Enterprises /1/                               86,000              1,595,730
RETAIL-DISCOUNT (1.12%)
 Tuesday Morning /1/                                   29,200                953,088
RETAIL-HOME FURNISHINGS (0.46%)
 Cost Plus /1/                                         12,200                394,060
RETAIL-SPORTING GOODS (1.62%)
 Dick's Sporting Goods /1/                             31,820              1,145,520
 Hibbett Sporting Goods /1/                            10,200                228,072
                                                                           1,373,592
RETAIL-TOY STORE (0.25%)
 Build-A-Bear Workshop /1/                              8,600                209,926
SCHOOLS (2.49%)
 Laureate Education /1/                                31,160              1,222,095
 Strayer Education                                      9,200                892,768
                                                                           2,114,863
SCHOOLS-DAY CARE (1.24%)
 Bright Horizons Family Solutions /1/                  16,700              1,057,110
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.44%)
 Exar /1/                                              38,300                575,266
 O2Micro International /1/                             53,100                645,696
                                                                           1,220,962
SEMICONDUCTOR EQUIPMENT (1.09%)
 FormFactor /1/                                        39,500                926,275
STEEL-SPECIALTY (0.99%)
 Allegheny Technologies                                49,960                839,828
THERAPEUTICS (2.62%)
 Connetics /1/                                         23,900                642,432
 MGI Pharma /1/                                        42,900              1,144,143
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                         $
 NeoPharm /1/                                          61,100                443,891
                                                                           2,230,466
TRANSPORT-MARINE (1.08%)
 Kirby /1/                                             21,800                915,600
TRANSPORT-SERVICES (1.86%)
 Pacer International /1/                               30,100                534,275
 UTI Worldwide                                         16,100              1,046,500
                                                                           1,580,775
TRANSPORT-TRUCK (1.08%)
 Werner Enterprises                                    43,450                921,140
WEB HOSTING & DESIGN (0.96%)
 Macromedia /1/                                        30,000                814,200
                                         TOTAL COMMON STOCKS              81,977,051
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (96.41%)              81,977,051
CASH AND RECEIVABLES, NET OF LIABILITIES (3.59%)                           3,048,172
                                  TOTAL NET ASSETS (100.00%)             $85,025,223
                                                                         -------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $17,714,881
Unrealized Depreciation                       (4,351,922)
                                             -----------
Net Unrealized Appreciation (Depreciation)    13,362,959
Cost for federal income tax purposes         $68,614,092


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                     $21,965,560                   26.79%
 Industrial                        14,693,205                   17.92
 Consumer, Cyclical                12,623,147                   15.40
 Technology                        10,724,277                   13.08
 Communications                     7,355,277                    8.97
 Financial                          7,055,215                    8.61
 Energy                             6,095,816                    7.44
 Basic Materials                    1,464,554                    1.79
                 TOTAL            $81,977,051                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND II

                                OCTOBER 31, 2004

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (97.62%)
AEROSPACE & DEFENSE EQUIPMENT (0.00%)
                                                                       $
 Environmental Tectonics /1/                            400                 2,560
AIRLINES (0.39%)
 Pinnacle Airlines /1/                              105,700             1,145,788
APPLICATIONS SOFTWARE (0.01%)
 Progress Software /1/                                1,000                19,860
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.93%)
 American Axle & Manufacturing Holdings              96,000             2,755,200
BEVERAGES-NON-ALCOHOLIC (1.02%)
 Cott /1/                                           111,500             2,927,990
 Hansen Natural /1/                                   2,903                76,929
                                                                        3,004,919
BEVERAGES-WINE & SPIRITS (1.09%)
 Constellation Brands /1/                            82,300             3,228,629
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.62%)
 Dycom Industries /1/                               146,400             4,779,960
BUILDING PRODUCTS-LIGHT FIXTURES (0.77%)
 Genlyte Group /1/                                   31,000             2,280,360
BUILDING-RESIDENTIAL & COMMERCIAL (1.87%)
 Hovnanian Enterprises /1/                           68,200             2,560,228
 NVR /1/                                              4,700             2,946,900
                                                                        5,507,128
CIRCUIT BOARDS (2.61%)
 Benchmark Electronics /1/                          162,200             5,509,934
 TTM Technologies /1/                               235,000             2,200,775
                                                                        7,710,709
COMMERCIAL BANKS (2.71%)
 Columbia Bancorp                                     1,600                49,792
 Harleysville National                                6,008               153,625
 Main Street Banks                                    4,200               123,312
 MB Financial                                         4,100               175,234
 Prosperity Bancshares                                7,600               207,100
 Sun Bancorp. /1/                                     2,300                53,245
 Texas Capital Bancshares /1/                        11,000               217,470
 UCBH Holdings                                      158,000             6,808,220
 Yardville National Bancorp.                          6,600               218,988
                                                                        8,006,986
COMMUNICATIONS SOFTWARE (0.29%)
 Avid Technology /1/                                  8,200               434,436
 SeaChange International /1/                         24,700               420,888
                                                                          855,324
COMPUTER SERVICES (6.32%)
 CACI International /1/                             102,200             6,231,134
 Cognizant Technology Solutions /1/                 296,400            10,077,600
 FactSet Research Systems                            47,000             2,342,480
                                                                       18,651,214
COMPUTERS-INTEGRATED SYSTEMS (0.64%)
 Micros Systems /1/                                   8,600               508,432
 RadiSys /1/                                        104,700             1,390,416
                                                                        1,898,848
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.42%)
                                                                       $
 Dot Hill Systems /1/                               189,900             1,186,875
 M-Systems Flash Disk Pioneers /1/                    2,900                40,774
                                                                        1,227,649
COMPUTERS-PERIPHERAL EQUIPMENT (0.04%)
 Mobility Electronics /1/                            15,400               108,108
CONSULTING SERVICES (0.25%)
 DiamondCluster International /1/                    32,500               396,013
 Navigant Consulting /1/                             13,400               333,258
                                                                          729,271
DATA PROCESSING & MANAGEMENT (1.77%)
 Fair, Isaac                                         90,575             2,735,365
 NAVTEQ /1/                                          61,900             2,495,189
                                                                        5,230,554
DENTAL SUPPLIES & EQUIPMENT (1.66%)
 Align Technology /1/                                18,300               189,862
 Patterson /1/                                      125,200             4,695,000
                                                                        4,884,862
DIAGNOSTIC EQUIPMENT (0.03%)
 Gen-Probe /1/                                        2,300                80,592
DISTRIBUTION-WHOLESALE (0.48%)
 Beacon Roofing Supply /1/                           53,600             1,005,000
 WESCO International /1/                             16,900               423,852
                                                                        1,428,852
DIVERSIFIED MANUFACTURING OPERATIONS (1.36%)
 ESCO Technologies /1/                               57,300             3,999,540
DRUG DELIVERY SYSTEMS (0.48%)
 Alkermes /1/                                         5,000                61,850
 Noven Pharmaceuticals /1/                           10,400               234,520
 Penwest Pharmaceuticals /1/                        102,200             1,111,936
                                                                        1,408,306
E-COMMERCE-PRODUCTS (0.06%)
 1-800-flowers.com /1/                               21,700               175,228
E-MARKETING-INFORMATION (1.56%)
 24/7 Real Media /1/                                 25,700                89,950
 Digital River /1/                                  135,700             4,518,810
                                                                        4,608,760
EDUCATIONAL SOFTWARE (0.12%)
 Blackboard /1/                                      20,600               366,886
ELECTRIC PRODUCTS-MISCELLANEOUS (0.07%)
 GrafTech International /1/                          21,600               200,016
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.38%)
 Cree /1/                                            59,500             2,053,345
 Microsemi /1/                                      247,300             3,843,042
 Silicon Image /1/                                  274,600             3,762,020
 Siliconix /1/                                        2,900               120,089
 Virage Logic /1/                                    10,500               162,225
 Zoran /1/                                            3,500                35,315
                                                                        9,976,036
ELECTRONIC DESIGN AUTOMATION (0.79%)
 Ansoft /1/                                           3,100                49,600
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC DESIGN AUTOMATION (CONTINUED)
                                                                       $
 Magma Design Automation /1/                        119,900             1,555,103
 Verisity /1/                                       104,000               728,000
                                                                        2,332,703
ELECTRONIC MEASUREMENT INSTRUMENTS (0.17%)
 Flir Systems /1/                                     3,500               186,235
 Keithley Instruments                                 8,400               146,916
 RAE Systems /1/                                     23,200               161,704
                                                                          494,855
ELECTRONIC SECURITY DEVICES (0.05%)
 American Science & Engineering /1/                   4,000               147,440
ELECTRONICS-MILITARY (1.27%)
 Engineered Support Systems                          77,700             3,732,708
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.42%)
 EMCOR Group /1/                                     31,500             1,246,455
ENTERPRISE SOFTWARE & SERVICE (0.01%)
 Ultimate Software Group /1/                          3,400                43,741
ENTERTAINMENT SOFTWARE (0.58%)
 THQ /1/                                             89,800             1,697,220
FIDUCIARY BANKS (1.63%)
 Investors Financial Services                       124,800             4,803,552
FOOD-WHOLESALE & DISTRIBUTION (0.57%)
 Performance Food Group /1/                          71,900             1,672,394
HEART MONITORS (0.02%)
 CardioDynamics International /1/                    12,500                45,188
HOME FURNISHINGS (0.07%)
 Tempur-Pedic International /1/                      12,400               201,376
HOSPITAL BEDS & EQUIPMENT (0.24%)
 Kinetic Concepts /1/                                14,300               712,569
HOTELS & MOTELS (0.19%)
 Highland Hospitality                                49,800               567,720
HUMAN RESOURCES (0.94%)
 Gevity HR                                           16,900               300,989
 Korn/Ferry International /1/                        70,200             1,221,480
 Labor Ready /1/                                     87,300             1,252,755
                                                                        2,775,224
INDUSTRIAL AUTOMATION & ROBOTS (1.12%)
 Cognex                                             129,500             3,315,200
INDUSTRIAL GASES (0.16%)
 Airgas                                              18,900               464,940
INSTRUMENTS-SCIENTIFIC (1.01%)
 Fisher Scientific International /1/                 51,900             2,976,984
INSURANCE (0.06%)
 HCC Insurance Holdings                               5,900               175,230
INTERNET CONNECTIVE SERVICES (0.01%)
 Redback Networks /1/                                 8,300                37,433
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET CONTENT-INFORMATION & NEWS (0.01%)
                                                                       $
 InfoSpace /1/                                          600                31,500
INTERNET FINANCIAL SERVICES (0.10%)
 China Finance Online /1/                            33,300               288,045
INTERNET INFRASTRUCTURE EQUIPMENT (0.50%)
 Avocent /1/                                         41,300             1,470,280
INTERNET INFRASTRUCTURE SOFTWARE (0.05%)
 Opsware /1/                                         26,100               141,201
INTERNET SECURITY (1.48%)
 Citadel Security Software /1/                        7,800                25,966
 RSA Security /1/                                   154,500             3,161,070
 Secure Computing /1/                               151,300             1,186,949
                                                                        4,373,985
INVESTMENT COMPANIES (0.02%)
 Prospect Energy /1/                                  4,100                57,933
LASERS-SYSTEMS & COMPONENTS (0.14%)
 Excel Technology /1/                                 1,300                32,786
 Ii-Vi /1/                                           11,000               376,640
                                                                          409,426
MACHINERY TOOLS & RELATED PRODUCTS (0.14%)
 Kennametal                                           6,800               316,404
 Lincoln Electric Holdings                            3,119               104,112
                                                                          420,516
MACHINERY-CONSTRUCTION & MINING (0.08%)
 JLG Industries                                      14,100               235,188
MACHINERY-GENERAL INDUSTRY (0.66%)
 Middleby                                            39,600             1,941,548
MACHINERY-MATERIAL HANDLING (0.03%)
 Paragon Technologies /1/                             9,100                87,360
MEDICAL INSTRUMENTS (2.36%)
 Advanced Neuromodulation Systems /1/                71,750             2,283,802
 ArthroCare /1/                                     151,900             4,680,039
                                                                        6,963,841
MEDICAL LABORATORY & TESTING SERVICE (0.09%)
 LabOne /1/                                           8,700               261,000
MEDICAL LASER SYSTEMS (0.10%)
 VISX /1/                                            18,100               301,908
MEDICAL PRODUCTS (1.70%)
 EPIX Pharmaceuticals /1/                            14,800               231,324
 INAMED /1/                                          87,700             4,661,255
 ThermoGenesis /1/                                   19,300               107,790
                                                                        5,000,369
MEDICAL-BIOMEDICAL/GENE (2.81%)
 Affymetrix /1/                                      39,400             1,201,700
 Charles River Laboratories International
  /1/                                                33,072             1,547,439
 Corgentech /1/                                      64,800             1,235,736
 Diversa /1/                                          5,100                43,962
 Incyte Genomics /1/                                181,800             1,890,720
 Martek Biosciences /1/                               7,200               338,803
 Regeneration Technologies /1/                        9,117                70,657
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                       $
 Telik /1/                                          106,100             1,957,545
                                                                        8,286,562
MEDICAL-DRUGS (1.64%)
 DUSA Pharmaceuticals /1/                             4,800                55,968
 First Horizon Pharmaceutical /1/                   162,600             3,996,708
 KV Pharmaceutical /1/                               11,700               233,064
 Pharmion /1/                                         1,700                78,115
 Salix Pharmaceuticals /1/                           13,100               209,993
 Vaxgen /1/                                          22,400               253,120
                                                                        4,826,968
MEDICAL-GENERIC DRUGS (0.47%)
 Taro Pharmaceuticals Industries /1/                 52,000             1,381,640
MEDICAL-HMO (0.21%)
 WellCare Health Plans /1/                           26,700               611,430
MEDICAL-HOSPITALS (3.37%)
 United Surgical Partners International
  /1/                                                85,800             3,003,858
 VCA Antech /1/                                     309,600             6,941,232
                                                                        9,945,090
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.42%)
 Odyssey HealthCare /1/                             160,800             1,241,376
MISCELLANEOUS INVESTING (3.55%)
 American Financial Realty Trust                     38,000               558,600
 BioMed Realty Trust                                 82,300             1,496,214
 Government Properties Trust                         40,300               404,209
 La Quinta /1/                                       25,000               201,250
 Mills                                               67,100             3,720,695
 Ventas                                             151,600             4,078,040
                                                                       10,459,008
MISCELLANEOUS MANUFACTURERS (0.04%)
 Applied Films /1/                                    4,500               104,355
MOTION PICTURES & SERVICES (0.04%)
 Lions Gate Entertainment /1/                        13,200               129,492
NETWORKING PRODUCTS (0.74%)
 Foundry Networks /1/                               150,800             1,829,204
 Ixia /1/                                            27,800               355,006
                                                                        2,184,210
NON-FERROUS METALS (0.04%)
 Brush Engineered Materials /1/                       7,700               120,120
OFFICE AUTOMATION & EQUIPMENT (0.08%)
 Global Imaging Systems /1/                           7,100               249,920
OIL & GAS DRILLING (1.00%)
 Grey Wolf /1/                                       52,100               269,878
 Patterson-UTI Energy                               134,000             2,576,820
 Pioneer Drilling /1/                                11,000                88,990
                                                                        2,935,688
OIL COMPANY-EXPLORATION & PRODUCTION (3.61%)
 Patina Oil & Gas                                   164,900             4,716,140
 Quicksilver Resources /1/                          187,200             5,921,136
                                                                       10,637,276
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (1.66%)
                                                                       $
 Cal Dive International /1/                           6,800               240,788
 Superior Energy Services /1/                        16,300               210,107
 Tetra Technologies /1/                             148,400             4,443,096
                                                                        4,893,991
PHYSICAL THERAPY & REHABILITATION CENTERS (0.06%)
 Psychiatric Solutions /1/                            6,600               167,970
PHYSICIAN PRACTICE MANAGEMENT (1.91%)
 Pediatrix Medical Group /1/                        100,400             5,647,500
PROPERTY & CASUALTY INSURANCE (0.13%)
 Philadelphia Consolidated Holding /1/                3,500               202,930
 Selective Insurance Group                            5,000               195,400
                                                                          398,330
PUBLICLY TRADED INVESTMENT FUND (1.84%)
 iShares Russell 2000 Index Fund                     46,700             5,432,611
RACETRACKS (0.03%)
 Speedway Motorsports                                 2,900                95,990
RADIO (1.25%)
 Cumulus Media /1/                                  154,100             2,504,125
 Salem Communications /1/                            39,900               997,500
 XM Satellite Radio Holdings /1/                      5,400               174,528
                                                                        3,676,153
RENTAL-AUTO & EQUIPMENT (0.05%)
 Aaron Rents                                          7,100               154,070
RESPIRATORY PRODUCTS (0.49%)
 ResMed /1/                                          30,800             1,447,600
RETAIL-APPAREL & SHOE (3.40%)
 Aeropostale /1/                                    142,800             4,505,340
 American Eagle Outfitters                            8,600               351,568
 Chico's FAS /1/                                    115,400             4,619,462
 New York & Co. /1/                                  20,000               414,000
 Stage Stores /1/                                     3,400               122,434
                                                                       10,012,804
RETAIL-BEDDING (0.06%)
 Linens 'N Things /1/                                 7,200               173,376
RETAIL-COMPUTER EQUIPMENT (1.03%)
 Electronics Boutique Holdings /1/                   89,300             3,048,702
RETAIL-HOME FURNISHINGS (0.06%)
 Cost Plus /1/                                        5,400               174,420
RETAIL-MAIL ORDER (0.00%)
 Celebrate Express /1/                                  500                 8,495
RETAIL-MUSIC STORE (1.27%)
 Guitar Center /1/                                   84,200             3,757,846
RETAIL-PAWN SHOPS (0.03%)
 First Cash Financial Services /1/                    3,800                89,604
RETAIL-PET FOOD & SUPPLIES (1.48%)
 PETCO Animal Supplies /1/                          121,800             4,356,786
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (3.12%)
                                                                       $
 CKE Restaurants /1/                                255,400             3,082,678
 Panera Bread /1/                                    68,000             2,375,240
 RARE Hospitality International /1/                   9,500               263,245
 Ruby Tuesday                                       134,100             3,312,270
 Sonic /1/                                            6,600               179,718
                                                                        9,213,151
RETAIL-SPORTING GOODS (0.06%)
 Hibbett Sporting Goods /1/                           8,200               183,352
RETAIL-TOY STORE (0.14%)
 Build-A-Bear Workshop /1/                           17,300               422,293
SAVINGS & LOANS-THRIFTS (1.29%)
 BankUnited Financial                                81,600             2,427,600
 Commercial Capital Bancorp.                         12,900               289,347
 Harbor Florida Bancshares                           33,900             1,086,156
                                                                        3,803,103
SCHOOLS (0.03%)
 Education Management /1/                             3,200                85,824
SEISMIC DATA COLLECTION (0.02%)
 Input/Output /1/                                     7,100                49,629
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.80%)
 Exar /1/                                           130,400             1,958,608
 Power Integrations /1/                             101,800             2,178,520
 Standard Microsystems /1/                           52,800             1,162,656
                                                                        5,299,784
SEMICONDUCTOR EQUIPMENT (0.81%)
 August Technology /1/                               96,600               752,997
 Brooks Automation /1/                                7,200               107,136
 Helix Technology                                     2,000                28,080
 Rudolph Technologies /1/                            81,800             1,233,544
 Semitool /1/                                        26,400               204,204
 Varian Semiconductor Equipment Associates
  /1/                                                 1,900                65,759
                                                                        2,391,720
SEMICONDUCTORS (0.87%)
 Artisan Components /1/                              79,200             2,561,328
SOFTWARE (0.03%)
 Opnet Technologies /1/                              11,900                90,976
STEEL PRODUCERS (0.88%)
 Steel Dynamics                                      77,800             2,582,960
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                               2,400                40,344
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.29%)
 C-COR.net /1/                                       90,600               681,312
 Harmonic /1/                                        22,000               183,040
                                                                          864,352
THERAPEUTICS (2.41%)
 Amylin Pharmaceuticals /1/                          52,700             1,122,510
 Bioenvision /1/                                      9,000                70,425
 Isis Pharmaceuticals /1/                           145,700               678,233
 Medicines /1/                                       75,600             2,013,984
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                       $
 Neurocrine Biosciences /1/                          43,000             2,001,650
 NPS Pharmaceuticals /1/                             71,600             1,222,928
                                                                        7,109,730
TOYS (0.08%)
 Marvel Enterprises /1/                              14,900               229,460
TRANSPORT-AIR FREIGHT (1.42%)
 EGL /1/                                            130,500             4,173,390
TRANSPORT-RAIL (0.05%)
 Genesee & Wyoming /1/                                5,500               139,260
TRANSPORT-SERVICES (0.99%)
 UTI Worldwide                                       44,900             2,918,500
TRANSPORT-TRUCK (1.73%)
 Celadon Group /1/                                   10,712               208,348
 Landstar System /1/                                 69,100             4,694,654
 Old Dominion Freight Line /1/                        6,669               186,899
                                                                        5,089,901

                                       Shares

                                       Held            Value

------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

WIRELESS EQUIPMENT (0.10%)
 InterDigital Communications /1/               15,000            $238,500
 Viasat /1/                                    2,600             49,114
                                                                 287,614
                                 TOTAL COMMON STOCKS             287,885,231


                TOTAL PORTFOLIO INVESTMENTS (97.62%)             287,885,231
CASH AND RECEIVABLES, NET OF LIABILITIES (2.38%)                 7,019,702
                          TOTAL NET ASSETS (100.00%)             $294,904,933
                                                                 --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 59,431,644
Unrealized Depreciation                       (22,498,555)
                                             ------------
Net Unrealized Appreciation (Depreciation)     36,933,089
Cost for federal income tax purposes         $250,952,142



                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Consumer, Non-cyclical            $ 71,974,833                 25.00%
 Technology                          53,039,303                 18.42
 Industrial                          46,406,232                 16.12
 Consumer, Cyclical                  43,135,365                 14.98
 Financial                           28,070,612                  9.75
 Energy                              18,516,584                  6.43
 Communications                      18,101,327                  6.29
 Funds                                5,432,611                  1.89
 Basic Materials                      3,208,364                  1.12
                   TOTAL           $287,885,231                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.




See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       PARTNERS SMALLCAP GROWTH FUND III

                                OCTOBER 31, 2004

                                            Shares

                                            Held                        Value

---------------------------------------------------------------------------------------
COMMON STOCKS (98.23%)
APPAREL MANUFACTURERS (3.58%)
                                                                      $
 Columbia Sportswear /1/                             1,200                72,432
 Polo Ralph Lauren                                   2,700                99,711
                                                                         172,143
APPLICATIONS SOFTWARE (0.21%)
 Red Hat /1/                                           800                10,272
AUDIO & VIDEO PRODUCTS (5.27%)
 Harman International Industries                       700                84,126
 Polycom /1/                                         8,200               169,330
                                                                         253,456
BUILDING-RESIDENTIAL & COMMERCIAL (0.99%)
 Ryland Group                                          500                47,695
COMMERCIAL BANKS (1.38%)
 East-West Bancorp                                     800                32,032
 Westamerica Bancorp.                                  400                22,876
 Wintrust Financial                                    200                11,400
                                                                          66,308
COMMERCIAL SERVICES (1.32%)
 Corporate Executive Board                           1,000                63,650
COMMUNICATIONS SOFTWARE (0.11%)
 Avid Technology /1/                                   100                 5,298
COMPUTER GRAPHICS (1.34%)
 Pixar /1/                                             800                64,336
COMPUTER SERVICES (0.56%)
 Manhattan Associates /1/                            1,300                26,741
COMPUTERS-INTEGRATED SYSTEMS (0.80%)
 Mentor Graphics /1/                                   500                 5,820
 Synopsys /1/                                        2,000                32,480
                                                                          38,300
COMPUTERS-MEMORY DEVICES (2.57%)
 Komag /1/                                           3,200                54,320
 Maxtor /1/                                          6,500                19,240
 Western Digital /1/                                 6,000                49,980
                                                                         123,540
CONSULTING SERVICES (0.08%)
 Huron Consulting Group /1/                            200                 3,900
DATA PROCESSING & MANAGEMENT (2.15%)
 Certegy                                             1,600                56,560
 SEI Investments                                     1,300                46,787
                                                                         103,347
DECISION SUPPORT SOFTWARE (0.24%)
 NetIQ /1/                                             900                11,412
DIVERSIFIED MANUFACTURING OPERATIONS (0.26%)
 Roper Industries                                      200                12,332
DRUG DELIVERY SYSTEMS (0.50%)
 Depomed /1/                                         5,400                24,165
E-COMMERCE-SERVICES (1.40%)
 Monster Worldwide /1/                               2,400                67,320
                                            Shares

                                            Held                        Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-MARKETING-INFORMATION (0.92%)
                                                                      $
 aQuantive /1/                                       4,400                39,380
 E.piphany /1/                                       1,100                 4,818
                                                                          44,198
ELECTRICAL COMPONENTS & EQUIPMENT (0.29%)
 Power-One /1/                                       2,000                14,040
ELECTRONIC COMPONENTS-SEMICONDUCTOR (9.97%)
 Advanced Micro Devices /1/                          2,100                35,322
 AMIS Holdings /1/                                     800                12,160
 ATI Technologies /1/                                  900                16,245
 Conexant Systems /1/                               10,000                17,300
 Cree /1/                                            3,300               113,883
 Lattice Semiconductor /1/                          25,200               125,244
 LSI Logic /1/                                       2,100                 9,555
 OmniVision Technologies /1/                           400                 6,360
 Pixelworks /1/                                     12,700               143,383
                                                                         479,452
ENERGY-ALTERNATE SOURCES (0.85%)
 Headwaters /1/                                      1,300                40,950
FINANCE-COMMERCIAL (1.40%)
 CapitalSource /1/                                   3,000                67,200
FINANCE-INVESTMENT BANKER & BROKER (1.75%)
 Friedman, Billings, Ramsey Group                    4,900                83,986
FINANCE-MORTGAGE LOAN/BANKER (0.90%)
 Accredited Home Lenders Holding /1/                 1,200                43,296
IDENTIFICATION SYSTEM-DEVELOPMENT (0.20%)
 Cogent /1/                                            500                 9,567
INSTRUMENTS-SCIENTIFIC (2.42%)
 FEI /1/                                             4,500                87,120
 Varian /1/                                            800                29,184
                                                                         116,304
INTERNET BROKERS (3.89%)
 E*trade Group /1/                                  14,500               187,050
INTERNET CONTENT-INFORMATION & NEWS (0.81%)
 Ask Jeeves /1/                                      1,000                25,780
 CNET Networks /1/                                   1,600                13,072
                                                                          38,852
INTERNET INFRASTRUCTURE EQUIPMENT (1.85%)
 Avocent /1/                                         2,500                89,000
INTERNET INFRASTRUCTURE SOFTWARE (2.49%)
 F5 Networks /1/                                     3,000               119,850
INTERNET SECURITY (1.48%)
 CheckFree /1/                                       2,300                71,300
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.32%)
 Calamos Asset Management /1/                          800                15,600
MEDICAL INFORMATION SYSTEM (1.49%)
 Cerner /1/                                            100                 4,515
 IDX Systems /1/                                     2,000                67,070
                                                                          71,585
                                            Shares

                                            Held                        Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (0.81%)
                                                                      $
 FoxHollow Technologies /1/                            200                 4,116
 SurModics /1/                                       1,300                34,905
                                                                          39,021
MEDICAL-BIOMEDICAL/GENE (1.05%)
 Human Genome Sciences /1/                           1,900                19,551
 InterMune /1/                                       2,400                31,128
                                                                          50,679
MEDICAL-DRUGS (3.95%)
 Cephalon /1/                                        2,700               128,709
 Ligand Pharmaceuticals /1/                          6,900                61,513
                                                                         190,222
MEDICAL-GENERIC DRUGS (2.11%)
 Barr Laboratories /1/                               2,700               101,655
MEDICAL-HMO (1.00%)
 AMERIGROUP /1/                                        800                48,000
MEDICAL-HOSPITALS (1.17%)
 Triad Hospitals /1/                                 1,700                56,151
MOTION PICTURES & SERVICES (1.06%)
 DreamWorks Animation /1/                              400                15,620
 Macrovision /1/                                     1,300                35,152
                                                                          50,772
NETWORKING PRODUCTS (1.51%)
 Emulex /1/                                          2,400                25,224
 Foundry Networks /1/                                3,900                47,307
                                                                          72,531
OFFICE FURNISHINGS-ORIGINAL (1.30%)
 Herman Miller                                       2,700                62,370
OFFICE SUPPLIES & FORMS (0.74%)
 John H. Harland                                     1,100                35,453
OIL & GAS DRILLING (0.64%)
 Patterson-UTI Energy                                1,600                30,768
OIL COMPANY-EXPLORATION & PRODUCTION (0.96%)
 Chesapeake Energy                                     600                 9,648
 Patina Oil & Gas                                    1,100                31,460
 Ultra Petroleum /1/                                   100                 4,860
                                                                          45,968
PHARMACEUTICALS (0.44%)
 Cubist Pharmaceuticals /1/                          2,100                21,431
PHARMACY SERVICES (1.29%)
 Accredo Health /1/                                  2,700                62,181
RETAIL-APPAREL & SHOE (4.62%)
 Abercrombie & Fitch                                   400                15,672
 AnnTaylor Stores /1/                                2,800                62,888
 New York & Co. /1/                                    200                 4,140
 Pacific Sunwear of California /1/                   4,200                98,448
 Urban Outfitters /1/                                1,000                41,000
                                                                         222,148
RETAIL-MAIL ORDER (2.54%)
 Williams-Sonoma /1/                                 3,200               122,144
                                            Shares

                                            Held                        Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (2.44%)
                                                                      $
 Cheesecake Factory /1/                              1,100                47,751
 P.F. Chang's China Bistro /1/                       1,300                66,092
 Panera Bread /1/                                      100                 3,493
                                                                         117,336
SCHOOLS (2.95%)
 Education Management /1/                            2,600                69,732
 ITT Educational Services /1/                        1,900                72,219
                                                                         141,951
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.88%)
 Integrated Device Technology /1/                    1,100                13,002
 Micrel /1/                                          2,600                29,198
                                                                          42,200
SEMICONDUCTOR EQUIPMENT (4.56%)
 Amkor Technology /1/                                3,700                18,426
 Axcelis Technologies /1/                            3,000                25,800
 Brooks Automation /1/                               6,100                90,768
 Teradyne /1/                                        5,100                84,456
                                                                         219,450
TELECOMMUNICATION EQUIPMENT (0.81%)
 Plantronics                                           900                39,150
THERAPEUTICS (5.69%)
 Abgenix /1/                                         2,900                26,419
 CV Therapeutics /1/                                 5,200                86,996
 Dendreon /1/                                        7,000                72,380
 Genta /1/                                           8,000                20,000
 Trimeris /1/                                        5,900                67,909
                                                                         273,704
TRANSPORT-TRUCK (0.20%)
 Yellow Roadway /1/                                    200                 9,598


                                            Shares

                                            Held                        Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB HOSTING & DESIGN (0.23%)
 Macromedia /1/                                        400            $   10,856
WIRELESS EQUIPMENT (1.49%)
 RF Micro Devices /1/                               11,000                71,610
                                      TOTAL COMMON STOCKS              4,723,794
                                                                      ----------

                     TOTAL PORTFOLIO INVESTMENTS (98.23%)              4,723,794
CASH AND RECEIVABLES, NET OF LIABILITIES (1.77%)                          85,055
                               TOTAL NET ASSETS (100.00%)             $4,808,849
                                                                      ------------



/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  414,932
Unrealized Depreciation                        (571,996)
                                             ----------
Net Unrealized Appreciation (Depreciation)     (157,064)
Cost for federal income tax purposes         $4,880,858


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Technology                        $1,221,157                   25.85%
 Consumer, Non-cyclical             1,112,163                   23.54
 Consumer, Cyclical                   878,734                   18.60
 Communications                       768,773                   16.28
 Financial                            463,440                    9.81
 Industrial                           161,841                    3.43
 Energy                               117,686                    2.49
                  TOTAL            $4,723,794                  100.00%
                                  ---------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP VALUE FUND

                                OCTOBER 31, 2004

                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (96.78%)
ADVERTISING SERVICES (0.02%)
                                                                          $
 R.H. Donnelley /1/                                        900                  48,825
AEROSPACE & DEFENSE (0.01%)
 Teledyne Technologies /1/                               1,100                  28,127
AEROSPACE & DEFENSE EQUIPMENT (1.36%)
 AAR /1/                                                   167                   1,962
 Curtiss-Wright                                            700                  39,067
 DRS Technologies /1/                                   95,700               3,466,254
 GenCorp                                                   993                  13,803
 Moog /1/                                                  600                  22,518
 Triumph Group /1/                                         500                  17,180
                                                                             3,560,784
AGRICULTURAL CHEMICALS (0.01%)
 Mosaic /1/                                              2,300                  34,592
AIRLINES (0.08%)
 AirTran Holdings /1/                                    1,700                  19,754
 America West Holdings /1/                               4,700                  21,526
 Continental Airlines /1/                                6,300                  58,464
 ExpressJet Holdings /1/                                 1,900                  21,128
 Mesa Air Group /1/                                      3,600                  20,664
 Skywest                                                 4,500                  76,860
                                                                               218,396
APPAREL MANUFACTURERS (0.01%)
 Kellwood                                                  400                  12,584
 Phillips-Van Heusen                                       772                  17,594
 Russell                                                   400                   6,916
                                                                                37,094
AUCTION HOUSE & ART DEALER (1.39%)
 ADESA /1/                                             180,300               3,633,045
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.96%)
 ArvinMeritor                                            2,300                  42,918
 BorgWarner                                             52,700               2,444,226
 Hayes Lemmerz International /1/                           800                   6,656
 Modine Manufacturing                                      600                  18,426
                                                                             2,512,226
BATTERIES & BATTERY SYSTEMS (1.09%)
 Rayovac /1/                                           114,100               2,842,231
BEVERAGES-WINE & SPIRITS (0.64%)
 Robert Mondavi /1/                                     30,500               1,661,945
BROADCASTING SERVICES & PROGRAMMING (0.01%)
 4 Kids Entertainment /1/                                1,800                  32,922
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.29%)
 Dycom Industries /1/                                  103,200               3,369,480
BUILDING PRODUCTS-AIR & HEATING (0.03%)
 York International                                      2,600                  82,784
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.02%)
 Texas Industries                                        1,100                  56,023
BUILDING PRODUCTS-LIGHT FIXTURES (0.01%)
 Genlyte Group /1/                                         500                  36,780
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-HEAVY CONSTRUCTION (0.03%)
                                                                          $
 Granite Construction                                    1,500                  36,420
 Washington Group International /1/                      1,212                  42,262
                                                                                78,682
BUILDING-MAINTENANCE & SERVICE (0.00%)
 ABM Industries                                            500                  10,375
BUILDING-RESIDENTIAL & COMMERCIAL (2.43%)
 Beazer Homes                                           26,400               2,898,192
 Ryland Group                                           36,100               3,443,579
 WCI Communities /1/                                     1,100                  25,960
                                                                             6,367,731
CAPACITORS (0.01%)
 Kemet /1/                                               2,200                  17,072
CASINO HOTELS (0.04%)
 Ameristar Casinos                                       1,300                  45,142
 Aztar /1/                                               2,100                  64,995
                                                                               110,137
CASINO SERVICES (0.01%)
 Shuffle Master /1/                                        400                  16,836
CHEMICALS-DIVERSIFIED (0.05%)
 FMC /1/                                                 2,000                  87,700
 Olin                                                    3,000                  56,100
                                                                               143,800
CHEMICALS-PLASTICS (0.04%)
 A. Schulman                                             1,100                  21,835
 PolyOne /1/                                             2,700                  20,439
 Spartech                                                2,900                  73,080
                                                                               115,354
CHEMICALS-SPECIALTY (1.80%)
 Arch Chemicals                                            400                  11,340
 Crompton                                                5,000                  46,500
 Cytec Industries                                       95,000               4,418,450
 H.B. Fuller                                               500                  13,450
 Hercules /1/                                            4,000                  57,120
 Millennium Chemicals /1/                                2,000                  42,960
 Minerals Technologies                                   1,100                  66,110
 OM Group /1/                                            1,900                  62,681
                                                                             4,718,611
CIRCUIT BOARDS (0.01%)
 DDi /1/                                                 3,900                  15,366
 Park Electrochemical                                      600                  12,606
                                                                                27,972
COMMERCIAL BANKS (1.83%)
 Alabama National Bancorp.                                 500                  31,950
 AMCORE Financial                                          300                   9,129
 BancorpSouth                                              800                  19,032
 Bank Mutual                                             1,500                  18,420
 Capitol Bancorp.                                          300                   9,207
 Cathay Bancorp                                          1,400                  55,160
 Chittenden                                              1,925                  54,516
 Citizens Banking                                          700                  22,925
 Community First Bankshares                              1,800                  57,996
 Corus Bankshares                                          600                  27,606
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                          $
 CVB Financial                                             600                  14,880
 East-West Bancorp                                       3,800                 152,152
 F.N.B.                                                    900                  18,477
 First Bancorp.                                          1,000                  54,530
 First Community Bancorp                                   500                  20,985
 First Midwest Bancorp                                     700                  24,437
 First Republic Bank                                       700                  33,740
 Glacier Bancorp                                           300                   9,495
 Greater Bay Bancorp                                     3,200                  99,984
 Hanmi Financial                                           400                  12,152
 Hudson United Bancorp                                  83,200               3,311,360
 Irwin Financial                                         1,900                  47,367
 MB Financial                                              600                  25,644
 Old National Bancorp                                      600                  14,862
 Pacific Capital Bancorp.                                  400                  12,732
 Prosperity Bancshares                                     500                  13,625
 Provident Bankshares                                    1,200                  41,676
 R&G Financial                                           1,700                  63,954
 Republic Bancorp.                                       1,500                  25,065
 Riggs National                                          2,200                  46,442
 S&T Bancorp                                               400                  14,416
 Silicon Valley Bancshares /1/                           1,800                  72,018
 Southwest Bancorp. of Texas                             2,200                  51,568
 Sterling Bancshares                                     1,100                  15,587
 Susquehanna Bancshares                                    900                  22,383
 Texas Regional Bancshares                               1,400                  44,702
 Trustco Bank                                            1,200                  16,068
 Trustmark                                                 900                  28,377
 Umpqua Holdings                                           900                  22,392
 Unizan Financial                                          500                  13,290
 Westamerica Bancorp.                                      900                  51,471
 Wintrust Financial                                      1,300                  74,100
                                                                             4,775,872
COMMERCIAL SERVICE-FINANCE (1.69%)
 Coinstar /1/                                            2,000                  51,660
 NCO Group /1/                                         163,200               4,365,600
                                                                             4,417,260
COMMERCIAL SERVICES (1.20%)
 Arbitron /1/                                            1,100                  39,787
 Quanta Services /1/                                   456,300               3,066,336
 Sourcecorp /1/                                            400                   6,712
 StarTek                                                   900                  24,885
                                                                             3,137,720
COMPUTER AIDED DESIGN (0.01%)
 ANSYS /1/                                               1,200                  33,120
COMPUTER SERVICES (0.02%)
 CACI International /1/                                    400                  24,388
 FactSet Research Systems                                  600                  29,904
                                                                                54,292
COMPUTERS (0.01%)
 palmOne /1/                                               500                  14,485
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 Agilysys                                                1,700                  29,053
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                          $
 McData /1/                                              3,696                  23,211
                                                                                52,264
COMPUTERS-MEMORY DEVICES (0.42%)
 Advanced Digital Information /1/                      122,100               1,092,795
COMPUTERS-PERIPHERAL EQUIPMENT (1.73%)
 Electronics for Imaging /1/                           251,300               4,533,452
COMPUTERS-VOICE RECOGNITION (0.01%)
 Talx                                                      625                  17,719
CONSULTING SERVICES (0.99%)
 FTI Consulting /1/                                    135,600               2,543,856
 Maximus /1/                                               900                  24,462
 Watson Wyatt                                              600                  15,930
                                                                             2,584,248
CONSUMER PRODUCTS-MISCELLANEOUS (0.06%)
 American Greetings /1/                                  2,200                  58,190
 Central Garden & Pet /1/                                1,300                  46,436
 Jarden /1/                                              1,100                  38,632
 Playtex Products /1/                                    1,700                  10,659
                                                                               153,917
CONTAINERS-METAL & GLASS (1.44%)
 Crown Holdings /1/                                      5,400                  61,290
 Owens-Illinois /1/                                    199,700               3,700,441
                                                                             3,761,731
DATA PROCESSING & MANAGEMENT (3.16%)
 Acxiom                                                177,500               4,437,500
 CSG Systems International /1/                           1,600                  26,896
 Reynolds & Reynolds                                   154,000               3,789,940
                                                                             8,254,336
DENTAL SUPPLIES & EQUIPMENT (0.01%)
 Sybron Dental Specialties /1/                           1,100                  35,827
DIAGNOSTIC KITS (0.02%)
 Biosite Diagnostics /1/                                   600                  29,286
 Diagnostic Products                                       700                  30,905
                                                                                60,191
DIALYSIS CENTERS (2.49%)
 Renal Care Group /1/                                  205,950               6,499,782
DISTRIBUTION-WHOLESALE (1.31%)
 Handleman                                                 200                   4,302
 Owens & Minor                                         127,600               3,341,844
 United Stationers /1/                                   1,600                  71,200
                                                                             3,417,346
DIVERSIFIED MANUFACTURING OPERATIONS (1.98%)
 A.O. Smith                                              1,700                  45,118
 Barnes Group                                              300                   7,800
 Federal Signal                                          1,300                  21,606
 Lancaster Colony                                        1,000                  42,980
 Pentair                                               135,200               5,053,776
 Raven Industries                                          800                  18,048
                                                                             5,189,328
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (0.01%)
                                                                          $
 Walter Industries                                       1,100                  18,711
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.02%)
 Chemed                                                  1,000                  60,450
E-COMMERCE-SERVICES (0.00%)
 Pegasus Solutions /1/                                     900                   9,369
ELECTRIC PRODUCTS-MISCELLANEOUS (0.02%)
 Littelfuse /1/                                          1,300                  42,406
ELECTRIC-INTEGRATED (1.90%)
 ALLETE                                                 60,100               2,042,198
 Avista                                                  1,100                  19,558
 Black Hills                                             1,600                  47,136
 CH Energy Group                                           400                  17,852
 Cleco                                                   1,500                  27,330
 CMS Energy /1/                                          7,500                  70,200
 El Paso Electric /1/                                      900                  14,985
 PNM Resources                                         110,000               2,560,800
 Sierra Pacific Resources /1/                            5,900                  56,640
 UIL Holdings                                              800                  40,544
 UniSource Energy                                        2,600                  63,934
                                                                             4,961,177
ELECTRICAL COMPONENTS & EQUIPMENT (0.00%)
 Power-One /1/                                           1,500                  10,530
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.02%)
 CTS                                                     1,600                  21,136
 Methode Electronics                                       900                  12,087
 Technitrol /1/                                            800                  13,056
                                                                                46,279
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.00%)
 Zoran /1/                                                 800                   8,072
ELECTRONIC CONNECTORS (0.03%)
 Thomas & Betts /1/                                      3,100                  87,854
ELECTRONIC MEASUREMENT INSTRUMENTS (0.01%)
 Analogic                                                  700                  29,782
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.66%)
 EMCOR Group /1/                                           309                  12,227
 Jacobs Engineering Group /1/                           41,600               1,694,368
 URS /1/                                                 1,000                  27,600
                                                                             1,734,195
ENTERPRISE SOFTWARE & SERVICE (1.43%)
 Hyperion Solutions /1/                                 93,300               3,744,129
ENVIRONMENTAL CONSULTING & ENGINEERING (1.33%)
 Tetra Tech /1/                                        265,325               3,486,370
FILTRATION & SEPARATION PRODUCTS (0.02%)
 CLARCOR                                                   900                  44,370
FINANCE-AUTO LOANS (0.01%)
 Credit Acceptance /1/                                     600                  13,302
FINANCE-CONSUMER LOANS (0.01%)
 World Acceptance /1/                                    1,000                  23,400
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (0.03%)
                                                                          $
 Advanta                                                   600                  14,622
 CompuCredit /1/                                         1,100                  20,933
 Metris /1/                                              4,000                  38,400
                                                                                73,955
FINANCE-INVESTMENT BANKER & BROKER (0.04%)
 Knight Trading Group /1/                                2,200                  22,858
 LaBranche /1/                                           3,800                  26,942
 Piper Jaffray /1/                                       1,000                  43,730
                                                                                93,530
FINANCE-LEASING COMPANY (0.61%)
 Financial Federal /1/                                  43,000               1,604,330
FINANCE-MORTGAGE LOAN/BANKER (0.06%)
 American Home Mortgage Investment                       5,236                 144,671
 Federal Agricultural Mortgage /1/                         600                  11,802
                                                                               156,473
FINANCIAL GUARANTEE INSURANCE (0.57%)
 PMI Group                                              37,500               1,455,750
 Triad Guaranty /1/                                        500                  27,255
                                                                             1,483,005
FOOD-BAKING (0.01%)
 Flowers Foods                                             600                  15,216
 Interstate Bakeries                                     5,000                  18,000
                                                                                33,216
FOOD-MISCELLANEOUS/DIVERSIFIED (2.16%)
 American Italian Pasta                                 92,900               1,885,870
 Ralcorp Holdings /1/                                  102,600               3,770,550
                                                                             5,656,420
FOOD-RETAIL (0.01%)
 Ruddick                                                 1,000                  20,130
FOOD-WHOLESALE & DISTRIBUTION (0.01%)
 Nash Finch                                                700                  21,602
 Performance Food Group /1/                                500                  11,630
                                                                                33,232
FOOTWEAR & RELATED APPAREL (1.98%)
 Wolverine World Wide                                  170,100               5,177,844
FUNERAL SERVICE & RELATED ITEMS (0.01%)
 Alderwoods Group /1/                                    1,800                  18,234
 Stewart Enterprises /1/                                 1,700                  12,104
                                                                                30,338
GARDEN PRODUCTS (0.02%)
 Toro                                                      700                  47,775
GAS-DISTRIBUTION (0.92%)
 Atmos Energy                                            2,700                  69,687
 Energen                                                 1,400                  75,292
 Laclede Group                                             400                  12,060
 New Jersey Resources                                    1,100                  45,221
 Nicor                                                   2,100                  78,792
 Northwest Natural                                         600                  19,020
 Peoples Energy                                          2,000                  85,560
 Piedmont Natural Gas                                    1,100                  50,083
 South Jersey Industries                                   500                  23,600
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
                                                                          $
 Southwest Gas                                             600                  14,658
 WGL Holdings                                           68,000               1,934,600
                                                                             2,408,573
GOLD MINING (0.01%)
 Royal Gold                                              1,600                  25,616
GOLF (0.98%)
 Callaway Golf                                         245,500               2,560,565
HOME FURNISHINGS (0.71%)
 Furniture Brands International                         84,316               1,838,932
 La-Z-Boy                                                  632                   8,336
 Stanley Furniture                                         400                  17,796
                                                                             1,865,064
HOSPITAL BEDS & EQUIPMENT (0.02%)
 Invacare                                                1,000                  46,180
HOTELS & MOTELS (0.01%)
 LaSalle Hotel Properties                                  800                  22,976
 Marcus                                                    500                  10,630
                                                                                33,606
HUMAN RESOURCES (0.01%)
 MPS Group /1/                                           2,000                  21,060
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Checkpoint Systems /1/                                  2,000                  34,200
 Paxar /1/                                               2,300                  50,715
                                                                                84,915
INDUSTRIAL AUTOMATION & ROBOTS (0.01%)
 UNOVA /1/                                               2,500                  38,375
INDUSTRIAL GASES (0.03%)
 Airgas                                                  2,700                  66,420
INSTRUMENTS-CONTROLS (0.02%)
 BEI Technologies                                          900                  26,901
 Watts Industries                                          600                  15,564
                                                                                42,465
INSURANCE (1.96%)
 HCC Insurance Holdings                                172,700               5,129,190
INSURANCE BROKERS (0.02%)
 Hilb, Rogal & Hamilton                                  1,700                  53,890
INTERNET CONTENT-INFORMATION & NEWS (0.01%)
 ProQuest /1/                                              900                  23,454
INTERNET FINANCIAL SERVICES (2.96%)
 IndyMac Bancorp                                       171,800               5,542,268
 Net.B@nk                                              236,389               2,193,690
                                                                             7,735,958
INTERNET SECURITY (0.01%)
 iPass /1/                                               2,900                  16,675
INTIMATE APPAREL (0.01%)
 Warnaco Group /1/                                         800                  16,320
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT COMPANIES (0.05%)
                                                                          $
 MCG Capital                                             7,241                 128,673
LASERS-SYSTEMS & COMPONENTS (0.03%)
 Electro Scientific Industries /1/                       1,600                  27,136
 ROFIN-SINAR Technologies /1/                            1,600                  47,952
                                                                                75,088
LEISURE & RECREATION PRODUCTS (0.01%)
 K2 /1/                                                  1,700                  27,574
LIFE & HEALTH INSURANCE (1.06%)
 AmerUs Group                                            1,900                  79,382
 Delphi Financial Group                                  1,200                  49,044
 Phoenix                                                 3,185                  33,602
 Stancorp Financial Group                               34,500               2,600,610
 UICI                                                      600                  17,748
                                                                             2,780,386
LINEN SUPPLY & RELATED ITEMS (0.01%)
 G & K Services                                            500                  19,645
LOTTERY SERVICES (2.38%)
 GTECH Holdings                                        263,500               6,237,045
MACHINERY TOOLS & RELATED PRODUCTS (0.03%)
 Kennametal                                              1,100                  51,183
 Regal Beloit                                              800                  18,720
                                                                                69,903
MACHINERY-CONSTRUCTION & MINING (0.01%)
 Joy Global                                                500                  16,895
MACHINERY-GENERAL INDUSTRY (0.05%)
 Albany International                                    1,200                  36,024
 Gardner Denver /1/                                        600                  17,988
 Stewart & Stevenson Services                              800                  13,600
 Tecumseh Products                                         700                  30,296
 Westinghouse Air Brake Technologies                     1,000                  20,270
                                                                               118,178
MACHINERY-MATERIAL HANDLING (0.01%)
 Cascade                                                   615                  18,266
MACHINERY-PRINT TRADE (0.03%)
 Imation                                                 2,400                  75,048
MACHINERY-PUMPS (0.02%)
 Flowserve /1/                                           1,600                  34,528
 Thomas Industries                                         400                  13,520
                                                                                48,048
MACHINERY-THERMAL PROCESS (0.00%)
 Global Power Equipment Group /1/                          504                   4,062
MEDICAL INSTRUMENTS (0.03%)
 Conmed /1/                                              1,100                  30,877
 dj Orthopedics /1/                                        900                  15,345
 Techne /1/                                                900                  32,418
                                                                                78,640
MEDICAL LABORATORY & TESTING SERVICE (2.36%)
 Covance /1/                                           155,400               6,172,488
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (1.97%)
                                                                          $
 Closure Medical /1/                                       300                   5,118
 Henry Schein /1/                                       16,600               1,049,618
 Mentor                                                116,500               4,054,200
 Viasys Healthcare /1/                                   1,200                  20,508
 West Pharmaceutical Services                              600                  13,746
                                                                             5,143,190
MEDICAL STERILIZATION PRODUCT (0.01%)
 Steris /1/                                              1,000                  20,730
MEDICAL-BIOMEDICAL/GENE (0.02%)
 Cambrex                                                 1,300                  29,081
 Integra LifeSciences Holdings /1/                         600                  19,248
                                                                                48,329
MEDICAL-GENERIC DRUGS (0.05%)
 Alpharma                                                3,500                  59,325
 Par Pharmaceutical /1/                                  1,900                  74,955
                                                                               134,280
MEDICAL-HOSPITALS (4.03%)
 LifePoint Hospitals /1/                                90,400               2,930,768
 Province Healthcare /1/                               215,600               4,622,464
 Triad Hospitals /1/                                    90,200               2,979,306
                                                                            10,532,538
MEDICAL-NURSING HOMES (0.01%)
 Genesis HealthCare /1/                                    900                  27,612
 Kindred Healthcare /1/                                    300                   7,230
                                                                                34,842
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.27%)
 Amsurg /1/                                            142,400               3,330,736
METAL PROCESSORS & FABRICATION (0.06%)
 Commercial Metals                                       1,100                  39,765
 Kaydon                                                  1,600                  47,360
 Mueller Industries                                      1,000                  26,660
 Quanex                                                    900                  45,630
                                                                               159,415
METAL-ALUMINUM (0.01%)
 Century Aluminum /1/                                    1,000                  23,140
METAL-DIVERSIFIED (0.01%)
 Hecla Mining /1/                                        4,700                  31,678
MISCELLANEOUS INVESTING (0.58%)
 Affordable Residential Communities                      1,000                  13,020
 AMLI Residential Properties                               600                  18,882
 Anthracite Capital                                      1,500                  17,370
 Anworth Mortgage Asset                                 16,958                 173,480
 Brandywine Realty Trust                                 1,000                  29,420
 Capital Automotive                                      1,400                  45,164
 Colonial Properties Trust                               1,100                  42,878
 Commercial Net Lease Realty                             1,100                  21,153
 Cornerstone Realty Income Trust                           900                   8,838
 Corporate Office Properties Trust                       1,300                  35,646
 Cousins Properties                                      1,000                  37,220
 Eastgroup Properties                                      500                  17,715
 Entertainment Properties Trust                            900                  35,910
 Equity One                                              1,000                  20,990
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                          $
 FelCor Lodging Trust /1/                                1,458                  16,942
 Gables Residential Trust                                3,735                 136,328
 Highwoods Properties                                    1,100                  27,291
 Home Properties of New York                             1,100                  45,265
 IMPAC Mortgage Holdings                                 6,000                 135,660
 Innkeepers USA Trust                                    2,400                  33,240
 Kilroy Realty                                           1,300                  51,675
 Lexington Corporate Properties Trust                    1,000                  22,440
 Luminent Mortgage Capital                                 681                   7,832
 Maguire Properties                                      1,100                  28,765
 MFA Mortgage Investments                                2,314                  19,530
 Mid-America Apartment Communities                         500                  19,665
 Nationwide Health Properties                            2,700                  60,939
 Newcastle Investment                                    1,000                  30,610
 Omega Healthcare Investors                              1,300                  14,651
 Prentiss Properties Trust                                 600                  21,588
 PS Business Parks                                         600                  26,352
 Ramco-Gershenson Properties                               300                   8,100
 Realty Income                                           1,200                  57,588
 Redwood Trust                                             900                  54,144
 Senior Housing Properties Trust                         2,816                  52,828
 Sovran Self Storage                                       600                  23,442
 Summit Properties                                       1,100                  33,363
 Tanger Factory Outlet Centers                             700                  33,075
 U.S. Restaurant Properties                                900                  15,948
 Universal Health Realty Income Trust                      300                   9,426
                                                                             1,504,373
MISCELLANEOUS MANUFACTURERS (0.03%)
 Applied Films /1/                                       1,000                  23,190
 AptarGroup                                              1,100                  51,612
                                                                                74,802
MOTION PICTURES & SERVICES (1.84%)
 Macrovision /1/                                       177,500               4,799,600
MULTI-LINE INSURANCE (0.02%)
 Horace Mann Educators                                   1,500                  25,500
 United Fire & Casualty                                    500                  30,055
                                                                                55,555
MULTIMEDIA (0.01%)
 Journal Communications                                  1,000                  16,120
NETWORKING PRODUCTS (1.87%)
 Anixter International                                 124,500               4,810,680
 Black Box                                               1,600                  62,848
 Emulex /1/                                              1,300                  13,663
                                                                             4,887,191
NON-FERROUS METALS (0.01%)
 Brush Engineered Materials /1/                            900                  14,040
NON-HAZARDOUS WASTE DISPOSAL (0.01%)
 Waste Connections /1/                                   1,100                  34,672
NON-HOTEL GAMBLING (0.01%)
 Argosy Gaming /1/                                         900                  35,631
OFFICE AUTOMATION & EQUIPMENT (1.06%)
 Global Imaging Systems /1/                              1,400                  49,280
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT (CONTINUED)
                                                                          $
 Ikon Office Solutions                                 259,400               2,723,700
                                                                             2,772,980
OFFICE FURNISHINGS-ORIGINAL (0.00%)
 Interface /1/                                           1,300                  11,297
OIL & GAS DRILLING (1.01%)
 Atwood Oceanics /1/                                     1,000                  47,950
 Helmerich & Payne                                      90,600               2,586,630
                                                                             2,634,580
OIL COMPANY-EXPLORATION & PRODUCTION (0.24%)
 Callon Petroleum /1/                                    2,642                  35,693
 Denbury Resources /1/                                   2,900                  71,920
 Edge Petroleum /1/                                      1,300                  19,721
 Energy Partners /1/                                     1,900                  33,364
 Forest Oil /1/                                          3,800                 115,900
 Magnum Hunter Resources /1/                             2,400                  29,040
 Meridian Resource /1/                                   6,700                  53,935
 Penn Virginia                                             500                  18,000
 Plains Exploration & Production /1/                     2,900                  72,500
 Swift Energy /1/                                        2,700                  65,475
 Vintage Petroleum                                       3,000                  63,000
 Whiting Petroleum /1/                                   1,300                  38,584
                                                                               617,132
OIL FIELD MACHINERY & EQUIPMENT (0.02%)
 Lone Star Technologies /1/                              1,700                  44,880
OIL REFINING & MARKETING (0.86%)
 Frontier Oil                                              700                  17,206
 Tesoro Petroleum /1/                                   73,700               2,231,636
                                                                             2,248,842
OIL-FIELD SERVICES (0.89%)
 Cal Dive International /1/                              1,600                  56,656
 Hanover Compressor /1/                                  1,800                  23,436
 Seacor Smit /1/                                        46,500               2,213,865
 Tetra Technologies /1/                                  1,100                  32,934
                                                                             2,326,891
PAPER & RELATED PRODUCTS (0.04%)
 Caraustar Industries /1/                                1,200                  17,844
 Chesapeake                                                400                   9,284
 Glatfelter                                              2,893                  35,960
 Pope & Talbot                                           1,200                  18,096
 Wausau-Mosinee Paper                                      900                  14,076
                                                                                95,260
PHYSICAL THERAPY & REHABILITATION CENTERS (0.00%)
 RehabCare Group /1/                                       200                   4,592
PHYSICIAN PRACTICE MANAGEMENT (0.02%)
 OCA /1/                                                 4,200                  17,346
 Pediatrix Medical Group /1/                               500                  28,125
                                                                                45,471
POULTRY (0.01%)
 Sanderson Farms                                         1,000                  32,490
POWER CONVERTER & SUPPLY EQUIPMENT (0.00%)
 Advanced Energy Industries /1/                            700                   6,902
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRECIOUS METALS (0.01%)
                                                                          $
 Stillwater Mining /1/                                   2,300                  28,428
PRINTING-COMMERCIAL (1.35%)
 Banta                                                     700                  28,476
 Bowne                                                   1,100                  13,673
 Valassis Communications /1/                           101,300               3,482,694
                                                                             3,524,843
PROPERTY & CASUALTY INSURANCE (3.86%)
 Fidelity National Financial                            55,293               2,086,758
 First American                                        144,300               4,500,717
 FPIC Insurance Group /1/                                  600                  16,680
 Infinity Property & Casualty                            1,500                  46,620
 LandAmerica Financial Group                             2,000                  97,900
 Philadelphia Consolidated Holding /1/                   1,000                  57,980
 PMA Capital /1/                                         1,400                  11,480
 RLI                                                    56,600               2,152,498
 Selective Insurance Group                              27,500               1,074,700
 Zenith National Insurance                               1,200                  49,284
                                                                            10,094,617
PUBLISHING-NEWSPAPERS (0.01%)
 Pulitzer                                                  600                  31,632
PUBLISHING-PERIODICALS (0.02%)
 Readers Digest Association                              3,300                  46,464
RACETRACKS (0.01%)
 Speedway Motorsports                                      600                  19,860
RADIO (0.00%)
 Emmis Communications /1/                                  410                   7,667
REAL ESTATE MANAGEMENT & SERVICES (0.01%)
 Jones Lang LaSalle /1/                                  1,200                  38,400
RECYCLING (0.01%)
 Metal Management /1/                                    1,800                  32,760
RENTAL-AUTO & EQUIPMENT (1.60%)
 United Rentals /1/                                    270,500               4,179,225
RESEARCH & DEVELOPMENT (0.07%)
 Albany Molecular Research /1/                          22,000                 189,640
RESORTS & THEME PARKS (0.01%)
 Sunterra /1/                                            2,400                  25,560
RETAIL-APPAREL & SHOE (0.07%)
 Brown Shoe                                              1,900                  51,870
 Genesco /1/                                             1,500                  38,400
 Payless ShoeSource /1/                                  3,100                  29,481
 Stage Stores /1/                                        1,700                  61,217
                                                                               180,968
RETAIL-AUTOMOBILE (0.96%)
 Group 1 Automotive /1/                                 88,500               2,503,665
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                      900                  21,672
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (0.01%)
                                                                          $
 Longs Drug Stores                                         900                  22,230
RETAIL-FABRIC STORE (0.00%)
 Jo-Ann Stores /1/                                         400                   9,864
RETAIL-HOME FURNISHINGS (1.32%)
 Pier 1 Imports                                        192,800               3,460,760
RETAIL-JEWELRY (0.94%)
 Zale /1/                                               86,000               2,452,720
RETAIL-RESTAURANTS (5.00%)
 CBRL Group                                             81,800               2,966,068
 CEC Entertainment /1/                                 143,700               5,463,474
 IHOP                                                      500                  19,150
 Jack in the Box /1/                                     1,000                  33,370
 O'Charley's /1/                                        97,100               1,506,992
 RARE Hospitality International /1/                    110,950               3,074,424
                                                                            13,063,478
RETAIL-SPORTING GOODS (0.01%)
 Big 5 Sporting Goods /1/                                1,000                  25,390
RETAIL-VIDEO RENTAL (0.01%)
 Movie Gallery                                           2,200                  35,596
RUBBER-TIRES (1.52%)
 Cooper Tire & Rubber                                  204,700               3,987,556
SAVINGS & LOANS-THRIFTS (3.19%)
 Anchor BanCorp Wisconsin                                  300                   7,782
 Astoria Financial                                     105,400               4,120,086
 BankAtlantic Bancorp                                    1,600                  27,984
 BankUnited Financial                                      900                  26,775
 Brookline Bancorp.                                      1,300                  20,137
 Commercial Federal                                      1,300                  36,153
 Dime Bancorp /1/                                        3,800                     456
 Dime Community Bancshares                                 500                   8,030
 Downey Financial                                        1,000                  55,260
 Fidelity Bankshares                                       400                  15,552
 First Federal Capital                                     400                  13,320
 First Niagara Financial Group                           3,200                  44,608
 FirstFed Financial /1/                                    900                  46,260
 Harbor Florida Bancshares                                 400                  12,816
 Hudson River Bancorp.                                     600                  11,766
 MAF Bancorp                                             1,200                  51,444
 Ocwen Financial /1/                                     3,800                  28,500
 Partners Trust Financial Group                          1,700                  17,306
 PFF Bancorp                                               500                  19,725
 Provident Financial Services                            3,200                  57,600
 Sterling Financial /1/                                    600                  22,542
 United Community Financial                                200                   2,234
 Washington Federal                                    144,222               3,680,545
 Waypoint Financial                                        500                  13,730
                                                                             8,340,611
SCHOOLS (0.02%)
 Strayer Education                                         500                  48,520
SEISMIC DATA COLLECTION (0.01%)
 Input/Output /1/                                        3,400                  23,766
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (0.86%)
                                                                          $
 Cohu                                                    1,716                  26,907
 Dupont Photomasks /1/                                   1,300                  34,086
 Photronics /1/                                        124,683               2,188,187
                                                                             2,249,180
SOAP & CLEANING PRODUCTS (0.78%)
 Church & Dwight                                        74,900               2,038,778
STEEL PIPE & TUBE (1.10%)
 Maverick Tube /1/                                       1,200                  31,644
 Shaw Group /1/                                        234,000               2,852,460
                                                                             2,884,104
STEEL PRODUCERS (0.03%)
 Carpenter Technology                                    1,300                  61,698
 Wheeling-Pittsburgh /1/                                   500                  15,825
                                                                                77,523
STEEL-SPECIALTY (0.01%)
 Oregon Steel Mills /1/                                  1,300                  18,876
STORAGE & WAREHOUSING (0.01%)
 Mobile Mini /1/                                           900                  25,524
TELECOMMUNICATION EQUIPMENT (0.87%)
 Andrew /1/                                            162,300               2,268,954
TELECOMMUNICATION SERVICES (0.00%)
 Time Warner Telecom /1/                                   100                     512
TELEVISION (0.01%)
 LIN TV /1/                                              1,800                  32,724
TOBACCO (0.03%)
 Universal                                               1,200                  54,936
 Vector Group                                              730                  11,286
                                                                                66,222
TRANSACTIONAL SOFTWARE (0.00%)
 Open Solutions /1/                                        420                  11,829
TRANSPORT-AIR FREIGHT (0.02%)
 EGL /1/                                                 1,600                  51,168
TRANSPORT-EQUIPMENT & LEASING (1.30%)
 Gatx                                                  125,100               3,412,728
TRANSPORT-MARINE (0.01%)
 Kirby /1/                                                 700                  29,400
TRANSPORT-RAIL (0.02%)
 Genesee & Wyoming /1/                                     500                  12,660
 Kansas City Southern Industries /1/                     2,400                  40,680
                                                                                53,340
TRANSPORT-SERVICES (0.03%)
 Offshore Logistics /1/                                  1,400                  50,624
 Pacer International /1/                                 1,900                  33,725
                                                                                84,349
TRANSPORT-TRUCK (0.13%)
 Arkansas Best                                             900                  35,181
 Forward Air /1/                                           700                  28,819
 Heartland Express                                       1,618                  33,104
                                            Shares

                                            Held                             Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (CONTINUED)
                                                                          $
 Knight Transportation /1/                                 800                  18,792
 Landstar System /1/                                       400                  27,176
 Overnite                                                1,000                  32,360
 SCS Transportation /1/                                  1,800                  32,526
 Swift Transportation /1/                                1,200                  22,680
 USF                                                     1,300                  46,592
 Werner Enterprises                                      3,000                  63,600
                                                                               340,830
WATER TREATMENT SYSTEMS (0.01%)
 Ionics /1/                                                800                  22,800
WEB PORTALS (0.00%)
 Sohu.com /1/                                              452                   7,571
WIRE & CABLE PRODUCTS (1.03%)
 Belden CDT                                            120,750               2,684,272
                                          TOTAL COMMON STOCKS              253,095,173


                                            Principal

                                            Amount                           Value

---------------------------------------------------------------------------------------------
BONDS (0.00%)
METAL PROCESSORS & FABRICATION (0.00%)
 Mueller Industries
                                                       $                  $
  6.00%; 11/01/14                                        7,650                   7,527
                                                  TOTAL BONDS                    7,527
                                                                          ------------

                         TOTAL PORTFOLIO INVESTMENTS (96.78%)              253,102,700
CASH AND RECEIVABLES, NET OF LIABILITIES (3.22%)                             8,414,894
                                   TOTAL NET ASSETS (100.00%)             $261,517,594
                                                                          --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 58,260,609
Unrealized Depreciation                        (9,869,187)
                                             ------------
Net Unrealized Appreciation (Depreciation)     48,391,422
Cost for federal income tax purposes         $204,711,278


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                  $
 Consumer, Non-cyclical              63,756,486                 25.19%
 Consumer, Cyclical                  59,297,373                 23.43
 Financial                           41,914,805                 16.56
 Industrial                          34,905,685                 13.79
 Technology                          22,927,363                  9.06
 Communications                       9,600,738                  3.79
 Energy                               7,927,735                  3.13
 Utilities                            7,369,750                  2.91
 Basic Materials                      5,384,054                  2.13
 Diversified                             18,711                  0.01
                   TOTAL           $253,102,700                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS SMALLCAP VALUE FUND I

                                OCTOBER 31, 2004

                                                  Shares

                                                  Held                             Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (95.89%)
ADVERTISING SERVICES (0.21%)
                                                                                $
 R.H. Donnelley /1/                                            4,700                 254,975
AEROSPACE & DEFENSE (0.20%)
 Esterline Technologies /1/                                    7,700                 243,320
AEROSPACE & DEFENSE EQUIPMENT (1.15%)
 AAR /1/                                                       7,100                  83,425
 Curtiss-Wright                                                6,900                 385,089
 Ducommun /1/                                                    600                  14,142
 HEICO                                                         3,400                  61,540
 Kaman                                                        13,900                 152,900
 Moog /1/                                                     11,300                 424,089
 Orbital Sciences /1/                                          8,500                  87,975
 Triumph Group /1/                                             5,600                 192,416
                                                                                   1,401,576
AIRLINES (0.79%)
 Alaska Air Group /1/                                          4,300                 113,262
 Continental Airlines /1/                                      9,400                  87,232
 ExpressJet Holdings /1/                                      27,800                 309,136
 Northwest Airlines /1/                                        8,500                  75,225
 Skywest                                                      22,200                 379,176
                                                                                     964,031
APPAREL MANUFACTURERS (0.59%)
 Kellwood                                                      9,500                 298,870
 Quiksilver /1/                                                7,400                 201,650
 Tommy Hilfiger /1/                                           22,700                 217,920
                                                                                     718,440
APPLIANCES (0.03%)
 Applica /1/                                                   7,800                  31,668
APPLICATIONS SOFTWARE (0.27%)
 Parametric Technology /1/                                    38,600                 200,334
 Progress Software /1/                                         6,500                 129,090
                                                                                     329,424
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.68%)
 Oshkosh Truck                                                14,200                 836,380
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.83%)
 American Axle & Manufacturing Holdings                        4,300                 123,410
 Keystone Automotive Industries /1/                            3,500                  63,087
 Superior Industries International                             4,300                 117,261
 Tenneco Automotive /1/                                       28,500                 363,090
 Tower Automotive /1/                                         15,800                  23,542
 Visteon                                                      45,800                 325,638
                                                                                   1,016,028
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.12%)
 Aftermarket Technology /1/                                   10,100                 145,339
BATTERIES & BATTERY SYSTEMS (0.23%)
 Rayovac /1/                                                  11,500                 286,465
BROADCASTING SERVICES & PROGRAMMING (0.13%)
 4 Kids Entertainment /1/                                        600                  10,974
 World Wrestling Entertainment                                12,000                 148,800
                                                                                     159,774
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.30%)
 NCI Building Systems /1/                                      1,400                  45,010
                                                  Shares

                                                  Held                             Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (CONTINUED)
                                                                                $
 USG /1/                                                      14,400                 322,416
                                                                                     367,426
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.03%)
 Dycom Industries /1/                                          1,200                  39,180
BUILDING PRODUCTS-AIR & HEATING (0.54%)
 Lennox International                                         32,800                 474,288
 York International                                            6,000                 191,040
                                                                                     665,328
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.33%)
 Eagle Materials                                                 600                  41,466
 Texas Industries                                              7,000                 356,510
                                                                                     397,976
BUILDING PRODUCTS-DOORS & WINDOWS (0.11%)
 Apogee Enterprises                                           10,800                 138,348
BUILDING PRODUCTS-LIGHT FIXTURES (0.08%)
 Genlyte Group /1/                                             1,400                 102,984
BUILDING PRODUCTS-WOOD (0.42%)
 Universal Forest Products                                    13,900                 509,782
BUILDING-HEAVY CONSTRUCTION (0.32%)
 Washington Group International /1/                           11,300                 394,031
BUILDING-MAINTENANCE & SERVICE (0.03%)
 Integrated Electrical Services /1/                            8,400                  31,920
BUILDING-RESIDENTIAL & COMMERCIAL (0.96%)
 Beazer Homes                                                  2,600                 285,428
 Levitt                                                        6,575                 156,814
 Meritage /1/                                                  4,000                 354,800
 WCI Communities /1/                                          16,000                 377,600
                                                                                   1,174,642
CABLE TV (0.62%)
 Charter Communications /1/                                   53,700                 135,324
 Insight Communications /1/                                   12,400                 104,904
 LodgeNet Entertainment /1/                                   18,400                 249,320
 Mediacom Communications /1/                                  41,000                 268,550
                                                                                     758,098
CASINO HOTELS (0.62%)
 Ameristar Casinos                                             3,400                 118,065
 Aztar /1/                                                    15,900                 492,105
 Boyd Gaming                                                   4,500                 150,705
                                                                                     760,875
CHEMICALS-DIVERSIFIED (1.10%)
 FMC /1/                                                      10,600                 464,810
 Georgia Gulf                                                 16,000                 724,320
 Octel                                                         7,800                 150,540
                                                                                   1,339,670
CHEMICALS-FIBERS (0.11%)
 Wellman                                                      18,100                 133,578
CHEMICALS-PLASTICS (0.42%)
 PolyOne /1/                                                  68,100                 515,517
                                                  Shares

                                                  Held                             Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (2.10%)
                                                                                $
 Crompton                                                     12,800                 119,040
 Cytec Industries                                             12,200                 567,422
 H.B. Fuller                                                  12,500                 336,250
 Hercules /1/                                                 30,700                 438,396
 Millennium Chemicals /1/                                      3,700                  79,476
 Minerals Technologies                                         4,500                 270,450
 NewMarket /1/                                                 9,400                 210,654
 OM Group /1/                                                  2,800                  92,372
 Valhi                                                         7,300                 111,544
 W.R. Grace /1/                                               31,500                 337,680
                                                                                   2,563,284
CIRCUIT BOARDS (0.34%)
 Benchmark Electronics /1/                                    11,250                 382,162
 TTM Technologies /1/                                          3,900                  36,524
                                                                                     418,686
COATINGS & PAINT (0.01%)
 Kronos Worldwide                                                195                   7,781
COLLECTIBLES (0.21%)
 Department 56 /1/                                             3,700                  55,833
 RC2 /1/                                                       7,400                 206,164
                                                                                     261,997
COMMERCIAL BANKS (10.15%)
 ABC Bancorp                                                   3,400                  69,156
 AMCORE Financial                                              4,500                 136,935
 AmericanWest Bancorp. /1/                                     3,500                  69,475
 BancFirst                                                     1,100                  71,544
 Bank of the Ozarks                                            1,800                  58,113
 Banner                                                        2,300                  68,770
 Capital Corp of the West                                        800                  36,840
 Capitol Bancorp.                                              4,400                 135,036
 Cathay Bancorp                                                4,400                 173,360
 Central Pacific Financial                                     6,400                 195,520
 Chemical Financial                                           10,430                 389,352
 City Holding                                                  1,200                  41,580
 Colonial BancGroup                                           18,600                 402,690
 Columbia Banking Systems                                      3,535                  86,608
 Community Bank System                                        13,900                 383,779
 Community Trust Bancorp                                       3,870                 127,710
 Corus Bankshares                                             16,500                 759,165
 Cullen/Frost Bankers                                          8,700                 426,300
 EuroBancshares /1/                                            8,700                 161,385
 Financial Institutions                                          700                  18,452
 First Citizens BancShares                                       500                  58,975
 First Oak Brook Bancshares                                    1,100                  34,100
 First Republic Bank                                           6,800                 327,760
 Gold Banc                                                    36,600                 532,530
 Great Southern Bancorp                                        3,300                 110,121
 Greater Bay Bancorp                                          13,200                 412,434
 Hanmi Financial                                              22,000                 668,360
 IBERIABANK                                                   10,500                 640,710
 Independent Bank                                             11,900                 392,343
 Independent Bank                                             11,930                 324,138
 Irwin Financial                                              14,600                 363,978
 Lakeland Financial                                              500                  17,770
 MainSource Financial Group                                      787                  16,960
                                                  Shares

                                                  Held                             Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                $
 MB Financial                                                  4,300                 183,782
 MBT Financial                                                 3,100                  62,589
 Mercantile Bank                                               4,480                 168,538
 Mid-State Bancshares                                          7,600                 203,908
 Nara Bancorp.                                                   400                   7,644
 Oriental Financial Group                                      8,300                 235,139
 Peoples Bancorp.                                                630                  17,672
 Provident Bankshares                                         11,200                 388,976
 R&G Financial                                                13,500                 507,870
 Republic Bancorp.                                             1,155                  32,167
 Republic Bancorp.                                            31,920                 533,383
 Royal Bancshares of Pennsylvania                                618                  16,562
 SCBT Financial                                                  800                  26,328
 Silicon Valley Bancshares /1/                                 4,300                 172,043
 Simmons First National                                        4,200                 113,190
 Southside Bancshares                                          3,813                  76,679
 Southwest Bancorp.                                            1,000                  23,480
 State Financial Services                                      4,700                 134,843
 Summit Bancshares                                             3,800                 129,162
 Sun Bancorp. /1/                                              1,975                  45,721
 Taylor Capital Group                                          4,500                 132,075
 Trico Bancshares                                              3,300                  71,643
 Umpqua Holdings                                               5,500                 136,840
 United Bankshares                                            10,400                 381,368
 W Holding                                                    15,862                 317,081
 West Coast Bancorp                                           22,000                 521,400
 Western Sierra Bancorp. /1/                                   1,300                  46,501
                                                                                  12,398,533
COMMERCIAL SERVICE-FINANCE (0.12%)
 Century Business Services /1/                                13,200                  58,476
 NCO Group /1/                                                 3,300                  88,275
                                                                                     146,751
COMMERCIAL SERVICES (0.18%)
 Arbitron /1/                                                    900                  32,553
 Memberworks /1/                                                 600                  17,880
 TeleTech Holdings /1/                                        17,100                 171,000
                                                                                     221,433
COMPUTER SERVICES (0.80%)
 BISYS Group /1/                                              13,000                 189,800
 CACI International /1/                                        3,400                 207,298
 CIBER /1/                                                    15,300                 138,312
 Perot Systems /1/                                            19,400                 310,982
 Sykes Enterprises /1/                                         7,700                  45,930
 Tyler Technologies /1/                                       10,000                  87,200
                                                                                     979,522
COMPUTERS (0.24%)
 Gateway /1/                                                  28,900                 169,065
 palmOne /1/                                                   4,300                 124,571
                                                                                     293,636
COMPUTERS-INTEGRATED SYSTEMS (0.58%)
 Agilysys                                                     14,100                 240,969
 Intergraph /1/                                                2,300                  57,351
 McData /1/                                                   25,300                 158,884
 MTS Systems                                                   4,300                 110,918
 RadiSys /1/                                                   4,400                  58,432
                                                  Shares

                                                  Held                             Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                                $
 Silicon Graphics /1/                                         61,500                  79,335
                                                                                     705,889
COMPUTERS-MEMORY DEVICES (0.39%)
 Hutchison Technology /1/                                      8,500                 285,685
 Komag /1/                                                     3,200                  54,320
 Quantum /1/                                                  28,700                  76,916
 Silicon Storage Technology /1/                                7,400                  55,130
                                                                                     472,051
COMPUTERS-PERIPHERAL EQUIPMENT (0.09%)
 Electronics for Imaging /1/                                   6,300                 113,652
CONSULTING SERVICES (0.32%)
 Charles River Associates /1/                                    600                  24,108
 Clark /1/                                                     3,600                  46,656
 Gartner /1/                                                  14,100                 167,790
 Maximus /1/                                                   1,200                  32,616
 PDI /1/                                                       4,200                 120,162
                                                                                     391,332
CONSUMER PRODUCTS-MISCELLANEOUS (0.67%)
 American Greetings /1/                                       19,000                 502,550
 CSS Industries                                                  850                  26,222
 Playtex Products /1/                                         11,700                  73,359
 Tupperware                                                   12,900                 215,301
                                                                                     817,432
CONTAINERS-METAL & GLASS (1.24%)
 Crown Holdings /1/                                           58,200                 660,570
 Greif Brothers                                                4,500                 186,975
 Silgan Holdings                                              14,100                 669,115
                                                                                   1,516,660
COSMETICS & TOILETRIES (0.03%)
 Revlon /1/                                                   17,300                  42,039
DATA PROCESSING & MANAGEMENT (0.02%)
 infoUSA /1/                                                   2,500                  26,188
DECISION SUPPORT SOFTWARE (0.06%)
 NetIQ /1/                                                     5,600                  71,008
DIAGNOSTIC EQUIPMENT (0.08%)
 NEUROMetrix /1/                                              10,200                  97,920
DIAGNOSTIC KITS (0.19%)
 Orthovita /1/                                                52,400                 230,560
DISTRIBUTION-WHOLESALE (0.78%)
 Aviall /1/                                                   17,500                 378,875
 Building Material Holding                                     4,200                 121,380
 United Stationers /1/                                         8,000                 356,000
 Watsco                                                        3,400                  96,764
                                                                                     953,019
DIVERSIFIED MANUFACTURING OPERATIONS (1.45%)
 A.O. Smith                                                    5,300                 140,662
 Actuant /1/                                                   4,800                 190,416
 Acuity Brands                                                11,500                 305,095
 Ameron International                                          3,300                 111,639
 Barnes Group                                                 13,700                 356,200
 ESCO Technologies /1/                                         3,100                 216,380
                                                  Shares

                                                  Held                             Value

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COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                                $
 Griffon /1/                                                   8,100                 180,225
 Jacuzzi Brands /1/                                           31,100                 269,015
                                                                                   1,769,632
DIVERSIFIED OPERATIONS (0.15%)
 Walter Industries                                            11,100                 188,811
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.08%)
 Volt Information Sciences /1/                                 3,400                  98,770
E-COMMERCE-SERVICES (0.07%)
 Homestore.com /1/                                            35,400                  86,553
E-MARKETING-INFORMATION (0.07%)
 aQuantive /1/                                                 7,200                  64,440
 E.piphany /1/                                                 4,600                  20,148
                                                                                      84,588
ELECTRIC-INTEGRATED (3.57%)
 Allegheny Energy /1/                                          7,400                 135,494
 Avista                                                       19,100                 339,598
 Black Hills                                                   4,200                 123,732
 CH Energy Group                                               4,300                 191,909
 Cleco                                                         9,400                 171,268
 CMS Energy /1/                                               58,600                 548,496
 El Paso Electric /1/                                         22,400                 372,960
 Idacorp                                                      10,400                 322,192
 PNM Resources                                                21,100                 491,208
 Sierra Pacific Resources /1/                                 74,700                 717,120
 UIL Holdings                                                  4,300                 217,924
 UniSource Energy                                             29,800                 732,782
                                                                                   4,364,683
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.57%)
 Bel Fuse                                                      4,400                 147,620
 CTS                                                          15,300                 202,113
 DSP Group /1/                                                 5,600                 111,048
 Stoneridge /1/                                               11,800                 158,710
 Sypris Solutions                                              5,700                  78,660
                                                                                     698,151
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.35%)
 Actel /1/                                                     3,400                  51,578
 ESS Technology /1/                                           10,200                  66,708
 Integrated Silicon Solution /1/                               7,600                  57,076
 Lattice Semiconductor /1/                                    14,600                  72,562
 ON Semiconductor /1/                                         15,800                  56,880
 Skyworks Solutions /1/                                       13,200                 117,348
                                                                                     422,152
ELECTRONIC DESIGN AUTOMATION (0.01%)
 Magma Design Automation /1/                                     600                   7,782
ELECTRONIC MEASUREMENT INSTRUMENTS (0.19%)
 Analogic                                                      5,100                 216,980
 Trimble Navigation /1/                                          400                  11,476
                                                                                     228,456
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.17%)
 EMCOR Group /1/                                               1,200                  47,484
 URS /1/                                                       6,000                 165,600
                                                                                     213,084
                                                  Shares

                                                  Held                             Value

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COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.23%)
                                                                                $
 Hyperion Solutions /1/                                          500                  20,065
 ManTech International /1/                                    10,000                 216,200
 Manugistics Group /1/                                         7,000                  17,850
 SYNNEX /1/                                                    1,300                  25,649
                                                                                     279,764
ENVIRONMENTAL CONSULTING & ENGINEERING (0.01%)
 Tetra Tech /1/                                                1,200                  15,768
ENVIRONMENTAL MONITORING & DETECTION (0.17%)
 Mine Safety Appliances                                        5,600                 211,232
FINANCE-CONSUMER LOANS (0.34%)
 World Acceptance /1/                                         18,000                 421,200
FINANCE-CREDIT CARD (0.36%)
 Advanta                                                       9,500                 231,515
 CompuCredit /1/                                               6,900                 131,307
 Metris /1/                                                    8,200                  78,720
                                                                                     441,542
FINANCE-INVESTMENT BANKER & BROKER (0.27%)
 Greenhill                                                       500                  11,245
 Knight Trading Group /1/                                     26,300                 273,257
 LaBranche /1/                                                 6,800                  48,212
                                                                                     332,714
FINANCE-MORTGAGE LOAN/BANKER (0.66%)
 Accredited Home Lenders Holding /1/                           6,000                 216,480
 American Home Mortgage Investment                            21,221                 586,336
                                                                                     802,816
FOOD-BAKING (0.09%)
 Flowers Foods                                                 4,250                 107,780
FOOD-MISCELLANEOUS/DIVERSIFIED (0.81%)
 Chiquita Brands International /1/                            32,100                 578,442
 Corn Products International                                   4,700                 231,240
 J & J Snack Foods /1/                                           600                  26,538
 Ralcorp Holdings /1/                                          4,000                 147,000
 Sensient Technologies                                           500                  10,860
                                                                                     994,080
FOOD-RETAIL (0.19%)
 Great Atlantic & Pacific Tea /1/                              6,200                  40,300
 Pathmark Stores /1/                                           8,300                  35,773
 Winn-Dixie Stores                                            43,900                 151,016
                                                                                     227,089
FOOD-WHOLESALE & DISTRIBUTION (0.07%)
 Nash Finch                                                    2,800                  86,408
FUNERAL SERVICE & RELATED ITEMS (0.51%)
 Alderwoods Group /1/                                          7,900                  80,027
 Stewart Enterprises /1/                                      75,700                 538,984
                                                                                     619,011
GARDEN PRODUCTS (0.45%)
 Toro                                                          8,100                 552,825
GAS-DISTRIBUTION (3.81%)
 Atmos Energy                                                  4,500                 116,145
 Energen                                                      12,100                 650,738
                                                  Shares

                                                  Held                             Value

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COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
                                                                                $
 New Jersey Resources                                         23,800                 978,418
 Northwest Natural                                             2,200                  69,740
 NUI                                                           5,500                  74,030
 South Jersey Industries                                      10,800                 509,760
 Southern Union /1/                                           27,725                 609,118
 Southwest Gas                                                21,800                 532,574
 Southwestern Energy /1/                                      24,300               1,116,342
                                                                                   4,656,865
GOLF (0.21%)
 Callaway Golf                                                24,300                 253,449
HEALTH CARE COST CONTAINMENT (0.15%)
 First Health Group /1/                                       11,300                 179,896
HOME FURNISHINGS (0.15%)
 Furniture Brands International                                3,400                  74,154
 Kimball International                                         8,000                 108,400
                                                                                     182,554
HOSPITAL BEDS & EQUIPMENT (0.02%)
 Invacare                                                        500                  23,090
HOTELS & MOTELS (0.18%)
 LaSalle Hotel Properties                                      7,500                 215,400
HUMAN RESOURCES (0.14%)
 Spherion /1/                                                 24,300                 174,717
IDENTIFICATION SYSTEM-DEVELOPMENT (0.23%)
 Checkpoint Systems /1/                                        7,500                 128,250
 Paxar /1/                                                     7,000                 154,350
                                                                                     282,600
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 UNOVA /1/                                                     4,525                  69,459
INSTRUMENTS-CONTROLS (0.16%)
 Watts Industries                                              7,600                 197,144
INTERNET CONNECTIVE SERVICES (0.02%)
 Redback Networks /1/                                          6,700                  30,217
INTERNET CONTENT-INFORMATION & NEWS (0.10%)
 Harris Interactive /1/                                        4,300                  29,240
 ProQuest /1/                                                  3,400                  88,604
                                                                                     117,844
INTERNET FINANCIAL SERVICES (0.10%)
 eSpeed /1/                                                      800                   7,880
 Net.B@nk                                                     12,800                 118,784
                                                                                     126,664
INTERNET INCUBATORS (0.02%)
 Safeguard Scientifics /1/                                    12,200                  20,374
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 AsiaInfo Holdings /1/                                         3,300                  15,510
INTERNET SECURITY (0.01%)
 Internet Security Systems /1/                                   600                  13,056
INVESTMENT COMPANIES (0.24%)
 Technology Investment Capital                                20,646                 293,999
                                                  Shares

                                                  Held                             Value

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COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.12%)
                                                                                $
 K2 /1/                                                        8,800                 142,736
LIFE & HEALTH INSURANCE (1.37%)
 AmerUs Group                                                 12,400                 518,072
 Delphi Financial Group                                       18,450                 754,051
 Phoenix                                                       5,500                  58,025
 UICI                                                          8,700                 257,346
 Universal American Financial /1/                              7,300                  88,768
                                                                                   1,676,262
LINEN SUPPLY & RELATED ITEMS (0.46%)
 Angelica                                                     18,400                 441,600
 UniFirst                                                      4,400                 116,952
                                                                                     558,552
MACHINERY TOOLS & RELATED PRODUCTS (0.11%)
 Regal Beloit                                                  5,500                 128,700
MACHINERY-CONSTRUCTION & MINING (1.00%)
 Astec Industries /1/                                          2,500                  36,225
 JLG Industries                                               32,700                 545,436
 Joy Global                                                   12,900                 435,891
 Terex /1/                                                     5,300                 201,400
                                                                                   1,218,952
MACHINERY-GENERAL INDUSTRY (1.03%)
 Applied Industrial Technologies                              28,200               1,049,040
 Gardner Denver /1/                                              500                  14,990
 Kadant /1/                                                      500                   9,025
 Sauer-Danfoss                                                 8,900                 161,090
 Tecumseh Products                                               600                  25,968
                                                                                   1,260,113
MACHINERY-MATERIAL HANDLING (0.30%)
 Cascade                                                       6,700                 198,990
 Nacco Industries                                              1,800                 168,228
                                                                                     367,218
MACHINERY-PUMPS (0.08%)
 Flowserve /1/                                                 4,500                  97,110
MEDICAL IMAGING SYSTEMS (0.05%)
 CTI Molecular Imaging /1/                                     4,400                  34,496
 Palatin Technologies /1/                                     12,200                  28,670
                                                                                      63,166
MEDICAL INFORMATION SYSTEM (0.25%)
 Computer Programs & Systems                                   5,800                 122,003
 Per-Se Technologies /1/                                      12,900                 188,211
                                                                                     310,214
MEDICAL INSTRUMENTS (0.40%)
 Conmed /1/                                                   12,100                 339,647
 Kyphon /1/                                                    5,500                 138,160
 SurModics /1/                                                   200                   5,370
                                                                                     483,177
MEDICAL PRODUCTS (0.12%)
 PSS World Medical /1/                                        13,000                 146,445
MEDICAL STERILIZATION PRODUCT (0.09%)
 Steris /1/                                                    5,200                 107,796
                                                  Shares

                                                  Held                             Value

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COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (0.60%)
                                                                                $
 Alexion Pharmaceuticals /1/                                     600                  10,707
 Bio-Rad Laboratories /1/                                      3,600                 187,272
 Celera Genomics Group /1/                                     4,600                  58,972
 Cell Genesys /1/                                              3,700                  24,272
 Charles River Laboratories International /1/                  1,056                  49,410
 Cytogen /1/                                                     421                   4,151
 Cytokinetics /1/                                              9,900                  89,100
 Genelabs Technologies /1/                                    46,045                  30,390
 Human Genome Sciences /1/                                    12,200                 125,538
 Telik /1/                                                     8,191                 151,124
                                                                                     730,936
MEDICAL-DRUGS (0.39%)
 Adolor /1/                                                    9,223                 109,200
 Auxilium Pharmaceuticals /1/                                  7,800                  68,235
 Rigel Pharmaceuticals /1/                                     5,200                 124,800
 Valeant Pharmaceuticals International                         7,100                 170,400
                                                                                     472,635
MEDICAL-GENERIC DRUGS (0.05%)
 Alpharma                                                      3,900                  66,105
MEDICAL-HMO (0.02%)
 Sierra Health Services /1/                                      600                  28,632
MEDICAL-HOSPITALS (0.07%)
 Province Healthcare /1/                                       4,200                  90,048
MEDICAL-NURSING HOMES (0.55%)
 Kindred Healthcare /1/                                       18,000                 433,800
 Mariner Health Care /1/                                       8,400                 244,440
                                                                                     678,240
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.15%)
 Gentiva Health Services /1/                                  10,800                 183,222
METAL PROCESSORS & FABRICATION (0.76%)
 CIRCOR International                                          5,300                 100,435
 Commercial Metals                                             7,100                 256,665
 NN                                                           12,900                 142,545
 Quanex                                                        8,500                 430,950
                                                                                     930,595
METAL PRODUCTS-FASTENERS (0.05%)
 Penn Engineering & Manufacturing                              3,300                  59,070
MISCELLANEOUS INVESTING (11.41%)
 Affordable Residential Communities                           16,000                 208,320
 Alexandria Real Estate Equities                               4,200                 277,410
 American Financial Realty Trust                              49,400                 726,180
 Anthracite Capital                                           48,900                 566,262
 Bedford Property Investors                                   10,800                 310,500
 Capital Automotive                                           16,600                 535,516
 Capital Trust                                                 4,200                 122,934
 CarrAmerica Realty                                           46,300               1,492,249
 Crescent Real Estate Equity                                   6,500                 104,065
 Equity Inns                                                  35,300                 335,350
 Gables Residential Trust                                     21,100                 770,150
 Government Properties Trust                                  14,300                 143,429
 Highwoods Properties                                         15,800                 391,998
 IMPAC Mortgage Holdings                                      18,900                 427,329
                                                  Shares

                                                  Held                             Value

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COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                $
 Innkeepers USA Trust                                         40,300                 558,155
 La Quinta /1/                                                 6,100                  49,105
 Lexington Corporate Properties Trust                         38,800                 870,672
 LTC Properties                                               20,500                 387,655
 Meristar Hospitality /1/                                     63,100                 368,504
 MFA Mortgage Investments                                     14,826                 125,131
 Mid-America Apartment Communities                            26,100               1,026,513
 National Health Investors                                    23,600                 675,196
 New Century Financial                                         4,250                 234,388
 Parkway Properties                                            5,600                 284,368
 Pennsylvania Real Estate Invest Trust                        16,300                 660,965
 Saul Centers                                                 11,700                 380,250
 Senior Housing Properties Trust                              24,600                 461,496
 Sun Communities                                              10,400                 404,248
 Taubman Centers                                               6,300                 180,810
 Urstadt Biddle Properties                                     3,100                  49,910
 Ventas                                                       26,000                 699,400
 Winston Hotels                                               10,700                 118,235
                                                                                  13,946,693
MULTI-LINE INSURANCE (0.29%)
 Allmerica Financial /1/                                      10,400                 313,040
 United Fire & Casualty                                          600                  36,066
                                                                                     349,106
MUSIC (0.14%)
 Steinway Musical Instruments /1/                              6,100                 168,665
NETWORKING PRODUCTS (0.76%)
 Adaptec /1/                                                  30,600                 238,680
 Anixter International                                         7,400                 285,936
 Black Box                                                     5,500                 216,040
 Hypercom /1/                                                  5,100                  33,048
 SafeNet /1/                                                   5,252                 160,869
                                                                                     934,573
NON-HOTEL GAMBLING (0.22%)
 Argosy Gaming /1/                                             4,300                 170,237
 Isle of Capri Casinos /1/                                     4,100                  92,865
                                                                                     263,102
OFFICE AUTOMATION & EQUIPMENT (0.25%)
 Global Imaging Systems /1/                                      500                  17,600
 Imagistics International /1/                                  8,500                 292,570
                                                                                     310,170
OFFICE SUPPLIES & FORMS (0.24%)
 John H. Harland                                               9,000                 290,070
OIL & GAS DRILLING (0.18%)
 TODCO /1/                                                    13,000                 220,610
OIL COMPANY-EXPLORATION & PRODUCTION (2.17%)
 Cimarex Energy /1/                                            8,500                 304,980
 Comstock Resources /1/                                       10,200                 224,400
 Denbury Resources /1/                                        16,500                 409,200
 Energy Partners /1/                                           5,900                 103,604
 Houston Exploration /1/                                       5,600                 328,160
 Magnum Hunter Resources /1/                                  31,000                 375,100
 Stone Energy /1/                                              7,600                 312,892
 Swift Energy /1/                                              8,400                 203,700
                                                  Shares

                                                  Held                             Value

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COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                                $
 Vintage Petroleum                                            18,800                 394,800
                                                                                   2,656,836
OIL FIELD MACHINERY & EQUIPMENT (0.22%)
 Lone Star Technologies /1/                                    4,400                 116,160
 Universal Compression Holdings /1/                            4,300                 148,694
                                                                                     264,854
OIL REFINING & MARKETING (0.51%)
 Tesoro Petroleum /1/                                         20,500                 620,740
OIL-FIELD SERVICES (0.59%)
 Cal Dive International /1/                                    1,700                  60,197
 Hanover Compressor /1/                                        5,400                  70,308
 Oceaneering International /1/                                 4,300                 152,865
 Oil States International /1/                                 13,100                 240,516
 RPC                                                           9,700                 201,275
                                                                                     725,161
OPTICAL SUPPLIES (0.20%)
 Sola International /1/                                       13,000                 249,340
PAPER & RELATED PRODUCTS (0.70%)
 Chesapeake                                                    5,600                 129,976
 Rock-Tenn                                                     5,000                  77,750
 Schweitzer-Mauduit International                             12,400                 391,344
 Wausau-Mosinee Paper                                         16,100                 251,804
                                                                                     850,874
PHARMACEUTICALS (0.15%)
 Cubist Pharmaceuticals /1/                                   17,900                 182,670
PHYSICIAN PRACTICE MANAGEMENT (0.37%)
 Pediatrix Medical Group /1/                                   8,000                 450,000
POULTRY (0.10%)
 Sanderson Farms                                               3,600                 116,964
PRINTING-COMMERCIAL (0.19%)
 Banta                                                           600                  24,408
 Bowne                                                        15,100                 187,693
 Consolidated Graphics /1/                                       600                  25,620
                                                                                     237,721
PRIVATE CORRECTIONS (0.13%)
 GEO Group /1/                                                 8,000                 160,080
PROPERTY & CASUALTY INSURANCE (2.92%)
 Argonaut Group /1/                                           12,800                 236,928
 Baldwin & Lyons                                                 525                  13,167
 Direct General                                                4,800                 141,600
 Infinity Property & Casualty                                  6,400                 198,912
 LandAmerica Financial Group                                   8,500                 416,075
 Midland                                                       4,300                 118,809
 Navigators Group /1/                                            800                  23,592
 NYMAGIC                                                       2,700                  54,810
 PMA Capital /1/                                              46,900                 384,580
 ProAssurance /1/                                                800                  28,552
 RLI                                                           3,300                 125,499
 Safety Insurance Group                                        8,600                 193,586
 Selective Insurance Group                                     8,600                 336,088
 State Auto Financial                                          3,800                 108,110
                                                  Shares

                                                  Held                             Value

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COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                                $
 Stewart Information Services                                 14,900                 632,058
 Zenith National Insurance                                    13,500                 554,445
                                                                                   3,566,811
PUBLISHING-NEWSPAPERS (0.09%)
 Journal Register /1/                                          4,300                  80,840
 Pulitzer                                                        600                  31,632
                                                                                     112,472
REAL ESTATE MANAGEMENT & SERVICES (0.16%)
 Jones Lang LaSalle /1/                                        6,200                 198,400
REITS-WHOLE LOANS (0.68%)
 Novastar Financial                                            6,000                 259,680
 RAIT Investment Trust                                        21,300                 568,923
                                                                                     828,603
RENTAL-AUTO & EQUIPMENT (0.51%)
 Aaron Rents                                                  11,200                 243,040
 Dollar Thrifty Automotive Group /1/                          10,400                 250,848
 Rent-Way /1/                                                 15,900                 124,656
                                                                                     618,544
RESORTS & THEME PARKS (0.05%)
 Six Flags /1/                                                12,800                  64,512
RETAIL-APPAREL & SHOE (1.94%)
 Aeropostale /1/                                              12,500                 394,375
 Brown Shoe                                                    5,600                 152,880
 Charming Shoppes /1/                                         54,100                 412,783
 Dress Barn /1/                                                7,700                 123,431
 Genesco /1/                                                   5,500                 140,800
 Goody's Family Clothing                                       3,800                  33,402
 Kenneth Cole Productions                                      5,200                 137,800
 Men's Wearhouse /1/                                           6,100                 189,588
 Payless ShoeSource /1/                                       13,700                 130,287
 Stage Stores /1/                                              5,500                 198,055
 Too /1/                                                      20,500                 451,410
                                                                                   2,364,811
RETAIL-AUTO PARTS (0.26%)
 CSK Auto /1/                                                  9,500                 139,080
 PEP Boys-Manny, Moe & Jack                                   12,400                 176,328
                                                                                     315,408
RETAIL-AUTOMOBILE (0.52%)
 Asbury Automotive Group /1/                                  19,400                 262,482
 Lithia Motors                                                10,000                 226,500
 Sonic Automotive                                              2,800                  56,644
 United Auto Group                                             3,300                  89,100
                                                                                     634,726
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                            500                  12,040
RETAIL-COMPUTER EQUIPMENT (0.21%)
 GameStop /1/                                                  3,800                  74,442
 Insight Enterprises /1/                                       5,300                  98,342
 PC Connection /1/                                             1,700                  12,563
 Systemax /1/                                                 11,300                  69,947
                                                                                     255,294
                                                  Shares

                                                  Held                             Value

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COMMON STOCKS (CONTINUED)
RETAIL-CONVENIENCE STORE (0.07%)
                                                                                $
 Casey's General Stores                                        5,100                  90,780
RETAIL-DISCOUNT (0.27%)
 ShopKo Stores /1/                                            19,200                 331,008
RETAIL-FABRIC STORE (0.13%)
 Jo-Ann Stores /1/                                             6,435                 158,687
RETAIL-HYPERMARKETS (0.09%)
 Smart & Final /1/                                             7,500                 110,850
RETAIL-JEWELRY (0.19%)
 Movado Group                                                  5,000                  86,250
 Zale /1/                                                      5,000                 142,600
                                                                                     228,850
RETAIL-MAIL ORDER (0.06%)
 J. Jill Group /1/                                             4,300                  75,594
RETAIL-PAWN SHOPS (0.53%)
 Cash America International                                   25,800                 652,740
RETAIL-PETROLEUM PRODUCTS (0.02%)
 World Fuel Services                                             600                  20,472
RETAIL-REGIONAL DEPARTMENT STORE (0.22%)
 Dillards                                                     13,300                 272,517
RETAIL-RESTAURANTS (0.90%)
 Jack in the Box /1/                                          10,500                 350,385
 Landry's Seafood Restaurants                                 20,600                 557,848
 Papa John's International /1/                                 4,300                 138,804
 Ryan's Restaurant Group /1/                                   3,400                  47,566
                                                                                   1,094,603
RETAIL-SPORTING GOODS (0.02%)
 Sports Authority /1/                                            877                  21,206
RETAIL-VIDEO RENTAL (0.12%)
 Hollywood Entertainment /1/                                  14,100                 137,052
 Movie Gallery                                                   700                  11,326
                                                                                     148,378
RUBBER-TIRES (0.65%)
 Cooper Tire & Rubber                                         27,900                 543,492
 Goodyear Tire & Rubber /1/                                   25,100                 253,008
                                                                                     796,500
SAVINGS & LOANS-THRIFTS (3.02%)
 BankAtlantic Bancorp                                         26,700                 466,983
 Commercial Capital Bancorp.                                   2,826                  63,387
 Commercial Federal                                            4,500                 125,145
 Dime Community Bancshares                                     8,450                 135,707
 First Financial Holdings                                      2,700                  81,999
 First Niagara Financial Group                                 8,171                 113,904
 FirstFed Financial /1/                                        3,800                 195,320
 Flagstar Bancorp.                                            10,000                 208,900
 Hudson River Bancorp.                                        21,200                 415,732
 ITLA Capital /1/                                                600                  29,053
 MAF Bancorp                                                   8,749                 375,070
 Ocwen Financial /1/                                          11,200                  84,000
 Partners Trust Financial Group                                6,600                  67,188
 Sterling Financial                                            7,450                 197,425
                                                  Shares

                                                  Held                             Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                                $
 Sterling Financial /1/                                       19,262                 723,673
 TierOne                                                       7,600                 169,328
 WSFS Financial                                                4,300                 233,511
                                                                                   3,686,325
SEISMIC DATA COLLECTION (0.20%)
 Veritas DGC /1/                                              11,400                 240,540
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.14%)
 Exar /1/                                                      3,700                  55,574
 Standard Microsystems /1/                                     3,800                  83,676
 Vitesse Semiconductor /1/                                    11,600                  31,552
                                                                                     170,802
SEMICONDUCTOR EQUIPMENT (0.32%)
 Axcelis Technologies /1/                                     19,400                 166,840
 Cohu                                                          4,400                  68,992
 Credence Systems /1/                                          1,700                  12,835
 Dupont Photomasks /1/                                           600                  15,732
 MKS Instruments /1/                                           3,100                  49,042
 Photronics /1/                                                4,100                  71,955
                                                                                     385,396
STEEL PIPE & TUBE (0.33%)
 NS Group /1/                                                  5,800                 110,258
 Valmont Industries                                           13,500                 293,625
                                                                                     403,883
STEEL PRODUCERS (1.54%)
 AK Steel Holding /1/                                         34,600                 329,738
 Reliance Steel & Aluminum                                    14,200                 487,344
 Ryerson Tull                                                 12,700                 207,264
 Schnitzer Steel Industries                                    3,700                 104,525
 Steel Dynamics                                               22,600                 750,320
                                                                                   1,879,191
TELECOMMUNICATION EQUIPMENT (0.16%)
 Arris Group /1/                                               7,700                  35,805
 Ditech Communications /1/                                     6,400                 146,816
 North Pittsburgh Systems                                        500                  10,310
                                                                                     192,931
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 Broadwing /1/                                                 9,600                  54,624
 C-COR.net /1/                                                 8,200                  61,664
 MRV Communications /1/                                       20,000                  69,400
 Sycamore Networks /1/                                        14,100                  51,747
                                                                                     237,435
TELECOMMUNICATION SERVICES (0.85%)
 Commonwealth Telephone Enterprises /1/                        3,400                 155,142
 ITC DeltaCom /1/                                             24,000                 110,280
 MasTec /1/                                                   18,100                 125,071
 PTEK Holdings /1/                                            58,100                 578,676
 Time Warner Telecom /1/                                      13,700                  70,144
                                                                                   1,039,313
TELEPHONE-INTEGRATED (0.52%)
 Cincinnati Bell /1/                                          75,100                 256,091
 CT Communications                                            19,400                 242,888
 General Communication /1/                                    10,000                  91,600
                                                  Shares

                                                  Held                             Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                                $
 Talk America Holdings /1/                                     8,700                  49,503
                                                                                     640,082
TELEVISION (0.03%)
 Sinclair Broadcast Group                                      4,800                  33,600
THEATERS (0.29%)
 AMC Entertainment /1/                                        18,600                 357,306
THERAPEUTICS (0.86%)
 AtheroGenics /1/                                             12,426                 372,034
 AVANIR Pharmaceuticals /1/                                   86,600                 274,522
 Cypress Bioscience /1/                                       25,500                 268,005
 United Therapeutics /1/                                       4,500                 140,670
                                                                                   1,055,231
TOBACCO (0.73%)
 Universal                                                    19,400                 888,132
TOYS (0.05%)
 Jakks Pacific /1/                                             3,500                  55,160
TRANSPORT-EQUIPMENT & LEASING (0.46%)
 Gatx                                                         12,900                 351,912
 Greenbrier                                                    3,900                  96,291
 Interpool                                                     6,400                 112,000
                                                                                     560,203
TRANSPORT-MARINE (0.36%)
 Overseas Shipholding Group                                    7,700                 438,515
TRANSPORT-RAIL (0.43%)
 Genesee & Wyoming /1/                                        12,700                 321,564
 RailAmerica /1/                                              18,200                 201,838
                                                                                     523,402
TRANSPORT-SERVICES (0.17%)
 Offshore Logistics /1/                                        5,600                 202,496
TRANSPORT-TRUCK (0.77%)
 Arkansas Best                                                 1,600                  62,544
 Covenant Transport /1/                                        4,700                  81,380
 Overnite                                                      6,200                 200,632
 SCS Transportation /1/                                       12,500                 225,875
 Swift Transportation /1/                                      3,800                  71,820
 U.S. Xpress Enterprises /1/                                   4,300                  87,935
 USF                                                             500                  17,920
 Werner Enterprises                                            9,325                 197,690
                                                                                     945,796
TRAVEL SERVICES (0.09%)
 Navigant International /1/                                    8,500                 105,740
WATER (0.15%)
 American States Water                                         3,400                  83,640
 California Water Service Group                                3,400                 100,266
                                                                                     183,906
WEB PORTALS (0.31%)
 Earthlink /1/                                                29,500                 304,735
 United Online /1/                                             7,700                  72,303
                                                                                     377,038
                                                  Shares

                                                  Held                             Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRE & CABLE PRODUCTS (0.17%)
                                                                                $
 Encore Wire /1/                                               8,850                 108,944
 General Cable /1/                                             7,700                  94,710
                                                                                     203,654
WIRELESS EQUIPMENT (0.02%)
 REMEC /1/                                                     4,500                  24,795
                                                TOTAL COMMON STOCKS              117,156,708

                                                  Principal

                                                  Amount                           Value

---------------------------------------------------------------------------------------------------
TREASURY BONDS (0.16%)
 U.S. Treasury /2/
                                                             $                  $
  1.88%; 11/30/05                                            200,000                 199,188
                                               TOTAL TREASURY BONDS                  199,188
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (96.05%)              117,355,896
CASH AND RECEIVABLES, NET OF LIABILITIES (3.95%)                                   4,823,941
                                         TOTAL NET ASSETS (100.00%)             $122,179,837
                                                                                --------------


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
15 Russell 2000    Buy        $4,304,621    $4,383,750      $79,129
December, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 20,472,056
Unrealized Depreciation                        (4,412,992)
                                             ------------
Net Unrealized Appreciation (Depreciation)     16,059,064
Cost for federal income tax purposes         $101,296,832


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Financial                         $ 39,117,180                 32.13%
 Industrial                          17,525,923                 14.40
 Consumer, Cyclical                  16,999,675                 13.96
 Consumer, Non-cyclical              11,979,436                  9.84
 Utilities                            8,089,112                  6.65
 Basic Materials                      7,170,778                  5.89
 Energy                               5,845,083                  4.80
 Communications                       5,201,421                  4.27
 Technology                           5,039,289                  4.14
 Futures Contracts                    4,383,750                  3.60
 Government                             199,188                  0.16
 Diversified                            188,811                  0.16
                   TOTAL           $121,739,646                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP VALUE FUND II

                                OCTOBER 31, 2004

                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (99.16%)
ADVERTISING SERVICES (0.01%)
                                                                           $
 EMAK Worldwide /1/                                         100                  1,010
AEROSPACE & DEFENSE (0.53%)
 Esterline Technologies /1/                               3,400                107,440
 Herley Industries /1/                                      100                  1,757
                                                                               109,197
AEROSPACE & DEFENSE EQUIPMENT (1.79%)
 AAR /1/                                                  2,400                 28,200
 Curtiss-Wright                                           2,200                122,782
 Ducommun /1/                                             2,100                 49,497
 Fairchild /1/                                            4,700                 16,732
 HEICO                                                    1,100                 19,910
 Kaman                                                    4,800                 52,800
 SIFCO Industries /1/                                       700                  2,653
 Triumph Group /1/                                        2,300                 79,028
                                                                               371,602
AGRICULTURAL OPERATIONS (0.11%)
 Andersons                                                  900                 21,113
 Griffin Land & Nurseries /1/                               102                  2,624
                                                                                23,737
AIRLINES (1.23%)
 Alaska Air Group /1/                                       600                 15,804
 Continental Airlines /1/                                13,900                128,992
 Frontier Airlines /1/                                    7,500                 62,700
 MAIR Holdings /1/                                        4,300                 38,743
 Midwest Express Holdings /1/                             2,500                  7,500
                                                                               253,739
ALTERNATIVE WASTE TECHNOLOGIES (0.20%)
 Calgon Carbon                                            5,900                 40,592
APPAREL MANUFACTURERS (1.82%)
 Ashworth /1/                                             2,800                 23,520
 Cutter & Buck                                            2,200                 26,664
 G-III Apparel Group /1/                                  1,500                 10,500
 Haggar                                                   1,400                 22,736
 Hampshire Group /1/                                        344                 10,506
 Kellwood                                                   300                  9,438
 Phillips-Van Heusen                                      6,500                148,135
 Russell                                                  4,900                 84,721
 Superior Uniform Group                                   1,600                 22,560
 Tandy Brands Accessories                                 1,300                 18,200
                                                                               376,980
APPLIANCES (0.10%)
 Applica /1/                                              5,000                 20,300
 Salton /1/                                                 100                    645
                                                                                20,945
APPLICATIONS SOFTWARE (0.02%)
 ScanSoft /1/                                             1,100                  4,263
AUDIO & VIDEO PRODUCTS (0.04%)
 Cobra Electronics /1/                                    1,000                  7,900
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.03%)
 Collins Industries                                       1,300                  6,643
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.47%)
                                                                           $
 Collins & Aikman /1/                                    13,300                 51,737
 Dura Automotive Systems /1/                              2,800                 23,520
 Tower Automotive /1/                                     9,100                 13,559
 Visteon                                                  1,300                  9,243
                                                                                98,059
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.30%)
 Standard Motor Products                                  4,100                 62,484
BEVERAGES-WINE & SPIRITS (0.59%)
 Robert Mondavi /1/                                       2,000                108,980
 Todhunter International /1/                              1,100                 13,266
                                                                               122,246
BROADCASTING SERVICES & PROGRAMMING (0.45%)
 Gray Television                                          6,700                 88,976
 Medialink Worldwide /1/                                  1,300                  4,212
                                                                                93,188
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.39%)
 International Aluminum                                     900                 26,046
 NCI Building Systems /1/                                 1,400                 45,010
 Patrick Industries /1/                                   1,000                  9,850
                                                                                80,906
BUILDING PRODUCTS-AIR & HEATING (0.26%)
 Comfort Systems /1/                                      6,100                 42,273
 Mestek /1/                                                 600                 10,740
                                                                                53,013
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.22%)
 Texas Industries                                         4,200                213,906
 U.S. Concrete /1/                                        5,600                 39,200
                                                                               253,106
BUILDING PRODUCTS-LIGHT FIXTURES (0.03%)
 Catalina Lighting /1/                                      600                  5,400
BUILDING-MAINTENANCE & SERVICE (0.14%)
 Integrated Electrical Services /1/                       7,500                 28,500
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.55%)
 Cavco Industries /1/                                       700                 27,860
 Coachmen Industries                                      3,300                 47,751
 Modtech Holdings /1/                                     2,500                 18,925
 National RV Holdings /1/                                 2,100                 20,265
                                                                               114,801
BUILDING-RESIDENTIAL & COMMERCIAL (0.29%)
 Amrep                                                    1,400                 23,940
 Dominion Homes /1/                                       1,700                 35,394
                                                                                59,334
BUSINESS TO BUSINESS-E COMMERCE (0.07%)
 ePlus /1/                                                1,500                 14,775
CABLE TV (0.43%)
 Insight Communications /1/                              10,500                 88,830
CAPACITORS (0.61%)
 American Technical Ceramics /1/                          1,700                 18,870
 Kemet /1/                                               13,900                107,864
                                                                               126,734
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-FIBERS (0.01%)
                                                                           $
 Wellman                                                    300                  2,214
CHEMICALS-OTHER (0.02%)
 CPAC                                                     1,000                  5,020
CHEMICALS-PLASTICS (0.58%)
 A. Schulman                                              6,000                119,100
CHEMICALS-SPECIALTY (1.92%)
 American Pacific                                         1,500                 11,316
 Minerals Technologies                                    4,000                240,400
 Penford                                                  1,800                 28,116
 Stepan                                                   1,500                 36,150
 Terra Industries /1/                                    10,625                 81,281
                                                                               397,263
CIRCUIT BOARDS (0.01%)
 SBS Technologies /1/                                       200                  2,666
COLLECTIBLES (0.14%)
 Boyds Collection /1/                                     9,700                 29,779
COMMERCIAL BANKS (2.67%)
 1st Source                                               1,700                 46,087
 AmeriServ Financial /1/                                  2,900                 15,051
 Banc /1/                                                 3,500                 25,550
 Community Bank System                                    4,100                113,201
 Community West Bancshares                                1,200                 14,808
 First Indiana                                            3,200                 70,912
 FNB Financial Services                                   1,200                 23,400
 Republic First Bancorp. /1/                              1,540                 22,407
 UMB Financial                                            4,300                221,235
                                                                               552,651
COMMERCIAL SERVICE-FINANCE (0.69%)
 Century Business Services /1/                              800                  3,544
 NCO Group /1/                                            5,178                138,511
                                                                               142,055
COMMERCIAL SERVICES (1.49%)
 Central Parking                                          6,400                 86,720
 Insurance Auto Auctions /1/                              2,400                 46,104
 Kendle International /1/                                 1,900                 11,799
 Mac-Gray /1/                                             2,200                 16,060
 Mercury Air Group /1/                                      600                  4,896
 Perceptron /1/                                           1,400                  9,338
 Plexus /1/                                                 400                  4,956
 Quanta Services /1/                                     11,200                 75,264
 Sourcecorp /1/                                           3,200                 53,696
                                                                               308,833
COMPUTER AIDED DESIGN (0.21%)
 MSC.Software /1/                                         5,100                 44,319
COMPUTER SERVICES (0.34%)
 Analysts International /1/                               4,100                 14,801
 CIBER /1/                                                  600                  5,424
 Pomeroy Computer Resources /1/                           2,100                 27,363
 Sykes Enterprises /1/                                      400                  2,386
 Tripos /1/                                               1,800                  7,292
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                           $
 Xanser /1/                                               4,800                 14,064
                                                                                71,330
COMPUTER SOFTWARE (0.01%)
 Phoenix Technologies /1/                                   200                  1,220
COMPUTERS-INTEGRATED SYSTEMS (0.51%)
 Agilysys                                                 5,600                 95,704
 Manchester Technologies /1/                              1,700                  8,077
 NYFIX /1/                                                  300                  1,434
                                                                               105,215
COMPUTERS-MEMORY DEVICES (0.40%)
 Ciprico /1/                                              1,000                  4,450
 Datalink /1/                                             1,600                  3,040
 Iomega /1/                                               8,900                 40,940
 Quantum /1/                                             12,700                 34,036
                                                                                82,466
COMPUTERS-PERIPHERAL EQUIPMENT (0.30%)
 Franklin Electronic Publishers /1/                       1,100                  4,312
 InFocus /1/                                              6,000                 38,640
 Printronix /1/                                           1,200                 19,800
                                                                                62,752
COMPUTERS-VOICE RECOGNITION (0.02%)
 Cognitronics /1/                                         1,100                  3,586
CONSULTING SERVICES (0.35%)
 Clark /1/                                                3,900                 50,544
 Franklin Covey /1/                                       3,100                  5,735
 Management Network Group /1/                             6,900                 15,180
                                                                                71,459
CONSUMER PRODUCTS-MISCELLANEOUS (0.41%)
 Central Garden & Pet /1/                                   200                  7,144
 CSS Industries                                           2,500                 77,125
                                                                                84,269
CONTAINERS-PAPER & PLASTIC (0.17%)
 AEP Industries /1/                                       1,700                 18,718
 Longview Fibre /1/                                       1,100                 16,940
                                                                                35,658
CRYSTAL & GIFTWARE (0.09%)
 Enesco Group /1/                                         3,000                 19,470
DATA PROCESSING & MANAGEMENT (0.23%)
 InterCept /1/                                            2,500                 46,975
DECISION SUPPORT SOFTWARE (0.67%)
 NetIQ /1/                                               11,000                139,480
DIRECT MARKETING (0.09%)
 SITEL /1/                                               10,000                 18,900
DISPOSABLE MEDICAL PRODUCTS (0.01%)
 Microtek Medical Holdings /1/                              400                  1,480
DISTRIBUTION-WHOLESALE (0.58%)
 Bell Microproducts /1/                                   4,200                 36,876
 Building Material Holding                                2,800                 80,920
 Industrial Distribution Group /1/                          100                    851
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                           $
 Strategic Distribution /1/                                 100                  1,428
                                                                               120,075
DIVERSIFIED MANUFACTURING OPERATIONS (1.52%)
 A.O. Smith                                               4,200                111,468
 American Biltrite /1/                                      700                  8,379
 Ameron International                                     1,100                 37,213
 Bairnco                                                    900                 10,026
 Bell Industries /1/                                      1,400                  4,200
 Lydall /1/                                                 200                  1,882
 Myers Industries                                         1,210                 12,862
 Tredegar                                                 7,700                128,975
                                                                               315,005
DIVERSIFIED OPERATIONS (0.02%)
 Resource America                                           200                  4,880
E-COMMERCE-SERVICES (0.21%)
 Pegasus Solutions /1/                                    4,200                 43,722
E-MARKETING-INFORMATION (0.44%)
 Digitas /1/                                              2,620                 23,580
 DoubleClick /1/                                          1,300                  8,268
 E.piphany /1/                                           13,500                 59,130
                                                                                90,978
E-SERVICES-CONSULTING (0.19%)
 Keynote Systems /1/                                      2,800                 39,382
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.82%)
 Blonder Tongue Laboratories /1/                          1,700                  5,355
 CTS                                                      6,100                 80,581
 OSI Systems /1/                                            200                  3,482
 Sparton /1/                                              1,600                 14,480
 Stoneridge /1/                                           4,700                 63,215
 Sypris Solutions                                           200                  2,760
                                                                               169,873
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.88%)
 Advanced Power Technology /1/                              200                  1,486
 Alliance Semiconductor /1/                               7,400                 25,530
 Lattice Semiconductor /1/                               15,000                 74,550
 Three-Five Systems /1/                                   4,300                  9,675
 Zoran /1/                                                7,000                 70,630
                                                                               181,871
ELECTRONIC CONNECTORS (0.09%)
 Innovex /1/                                              4,000                 19,200
ELECTRONIC MEASUREMENT INSTRUMENTS (0.09%)
 Aehr Test Systems /1/                                    1,600                  4,464
 Analogic                                                   300                 12,763
 Zygo /1/                                                   200                  2,035
                                                                                19,262
ELECTRONIC PARTS DISTRIBUTION (0.10%)
 NU Horizons Electronics /1/                              2,800                 20,244
ELECTRONIC SECURITY DEVICES (0.02%)
 Vicon Industries /1/                                       900                  4,095
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONICS-MILITARY (0.03%)
                                                                           $
 Merrimac Industries /1/                                    600                  5,190
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.79%)
 Keith /1/                                                1,600                 27,366
 URS /1/                                                  4,900                135,240
                                                                               162,606
FINANCE-AUTO LOANS (1.05%)
 Bay View Capital                                           100                  1,667
 Consumer Portfolio Services /1/                          4,200                 18,354
 Credit Acceptance /1/                                    8,100                179,577
 First Investors Financial Services /1/                     800                  3,600
 Onyx Acceptance                                            500                 13,875
                                                                               217,073
FINANCE-CREDIT CARD (0.76%)
 CompuCredit /1/                                          8,000                152,240
 Metris /1/                                                 600                  5,760
                                                                               158,000
FINANCE-INVESTMENT BANKER & BROKER (0.46%)
 LaBranche /1/                                           11,500                 81,535
 Maxcor Financial Group                                   1,500                 13,875
                                                                                95,410
FINANCE-LEASING COMPANY (0.04%)
 MicroFinancial /1/                                       1,600                  7,520
FINANCE-MORTGAGE LOAN/BANKER (0.15%)
 Delta Financial                                          3,500                 30,905
FISHERIES (0.14%)
 Zapata /1/                                                 500                 29,600
FOOD-BAKING (0.00%)
 Tasty Baking                                               100                    800
FOOD-MISCELLANEOUS/DIVERSIFIED (0.27%)
 Golden Enterprises                                       1,700                  4,454
 Hain Celestial Group /1/                                   400                  6,472
 M&F Worldwide /1/                                        3,400                 45,560
                                                                                56,486
FOOD-RETAIL (1.15%)
 Fresh Brands                                               800                  6,232
 Great Atlantic & Pacific Tea /1/                         6,900                 44,850
 Ingles Markets                                             100                  1,220
 Pathmark Stores /1/                                      6,300                 27,153
 Weis Markets                                             4,300                158,068
                                                                               237,523
FOOD-WHOLESALE & DISTRIBUTION (0.07%)
 Spartan Stores /1/                                       3,000                 14,580
FOOTWEAR & RELATED APPAREL (0.40%)
 LaCrosse Footwear /1/                                    1,200                  8,377
 Stride Rite                                              7,200                 74,520
                                                                                82,897
FUNERAL SERVICE & RELATED ITEMS (0.89%)
 Alderwoods Group /1/                                     8,400                 85,092
 Carriage Services /1/                                    2,700                 12,717
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FUNERAL SERVICE & RELATED ITEMS (CONTINUED)
                                                                           $
 Stewart Enterprises /1/                                 12,200                 86,864
                                                                               184,673
GAS-DISTRIBUTION (0.64%)
 South Jersey Industries                                  2,800                132,160
HEALTH CARE COST CONTAINMENT (0.04%)
 Hooper Holmes                                              700                  3,675
 IntegraMed America /1/                                     700                  4,879
                                                                                 8,554
HOME FURNISHINGS (0.63%)
 Bassett Furniture Industries                             2,300                 42,550
 Chromcraft Revington /1/                                 1,100                 13,233
 Flexsteel Industries                                     1,100                 19,745
 Kimball International                                    4,100                 55,555
                                                                               131,083
HOTELS & MOTELS (1.35%)
 Arlington Hospitality /1/                                  700                  2,198
 Boca Resorts /1/                                         6,400                151,680
 Interstate Hotels & Resorts /1/                          5,000                 24,000
 Marcus                                                   4,000                 85,040
 ShoLodge /1/                                               900                  4,095
 Westcoast Hospitality /1/                                2,300                 12,121
                                                                               279,134
HOUSEWARES (0.27%)
 National Presto Industries                               1,400                 56,294
HUMAN RESOURCES (1.94%)
 Cross Country Healthcare /1/                             6,700                 99,361
 Edgewater Technology /1/                                 2,200                  9,130
 Kelly Services                                           5,400                145,341
 MPS Group /1/                                           10,300                108,459
 On Assignment /1/                                        4,800                 24,096
 RCM Technologies /1/                                     2,400                 11,784
 Westaff /1/                                                800                  2,464
                                                                               400,635
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.03%)
 Rockford /1/                                             1,900                  7,030
INDUSTRIAL AUTOMATION & ROBOTS (0.18%)
 Gerber Scientific /1/                                    4,700                 36,754
INSTRUMENTS-CONTROLS (0.08%)
 Spectrum Control /1/                                     2,300                 16,100
INSTRUMENTS-SCIENTIFIC (0.03%)
 OI /1/                                                     600                  6,486
INTERNET APPLICATION SOFTWARE (0.01%)
 Blue Martini Software /1/                                  100                    265
 Stellent /1/                                               300                  2,154
                                                                                 2,419
INTERNET CONNECTIVE SERVICES (0.01%)
 PC-Tel /1/                                                 200                  1,542
INTERNET FINANCIAL SERVICES (0.32%)
 InsWeb /1/                                               1,000                  2,110
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET FINANCIAL SERVICES (CONTINUED)
                                                                           $
 Net.B@nk                                                 6,800                 63,104
                                                                                65,214
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 Selectica /1/                                              300                  1,155
INTERNET SECURITY (0.13%)
 WatchGuard Technologies /1/                              6,700                 26,666
INTERNET TELEPHONY (0.16%)
 Net2Phone /1/                                            9,800                 34,006
LASERS-SYSTEMS & COMPONENTS (0.73%)
 Coherent /1/                                             6,300                152,019
LEISURE & RECREATION PRODUCTS (0.43%)
 K2 /1/                                                   5,500                 89,210
LIFE & HEALTH INSURANCE (2.63%)
 Ceres Group /1/                                          5,200                 28,080
 Delphi Financial Group                                   5,000                204,350
 FBL Financial Group                                      3,800                 98,458
 Great American Financial Resources                       3,400                 53,380
 Phoenix                                                  4,500                 47,475
 Presidential Life                                        5,300                 84,694
 Standard Management /1/                                  1,700                  5,236
 UICI                                                       800                 23,664
                                                                               545,337
LINEN SUPPLY & RELATED ITEMS (0.13%)
 UniFirst                                                 1,000                 26,580
MACHINERY TOOLS & RELATED PRODUCTS (0.10%)
 Hardinge                                                 1,400                 15,694
 Regal Beloit                                               200                  4,680
                                                                                20,374
MACHINERY-FARM (0.29%)
 Alamo Group                                              2,000                 37,000
 Gehl /1/                                                 1,100                 22,000
                                                                                59,000
MACHINERY-GENERAL INDUSTRY (1.14%)
 Applied Industrial Technologies                          3,900                145,080
 Kadant /1/                                                 100                  1,805
 Robbins & Myers                                          2,400                 50,040
 Stewart & Stevenson Services                             2,100                 35,700
 Tecumseh Products                                          100                  4,328
                                                                               236,953
MACHINERY-MATERIAL HANDLING (0.12%)
 Columbus McKinnon /1/                                    3,100                 25,141
MACHINERY-PUMPS (0.06%)
 Flowserve /1/                                              600                 12,948
MACHINERY-THERMAL PROCESS (0.01%)
 SELAS Corporation of America /1/                         1,100                  2,145
MEDICAL INFORMATION SYSTEM (0.05%)
 NWH                                                        600                  9,636
MEDICAL INSTRUMENTS (0.08%)
 Bioanalytical Systems /1/                                  700                  4,494
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                           $
 Bruker BioSciences /1/                                     900                  3,105
 Conmed /1/                                                 300                  8,421
                                                                                16,020
MEDICAL PRODUCTS (0.31%)
 ATS Medical /1/                                            300                  1,032
 Caliper Life Sciences /1/                                4,800                 33,600
 Hanger Orthopedic Group /1/                                200                  1,290
 Kewaunee Scientific                                        300                  2,703
 Misonix /1/                                                100                    522
 NMT Medical /1/                                          2,500                 11,250
 Span-America Medical Systems                               500                  5,564
 SRI/Surgical Express /1/                                 1,300                  7,592
                                                                                63,553
MEDICAL-BIOMEDICAL/GENE (0.50%)
 Arena Pharmaceuticals /1/                                5,400                 29,160
 Arqule /1/                                                 100                    450
 Avigen /1/                                                 200                    702
 CuraGen /1/                                             10,500                 51,765
 Gene Logic /1/                                             300                    990
 Vical /1/                                                4,200                 21,290
                                                                               104,357
MEDICAL-DRUGS (0.14%)
 Accelrys /1/                                             5,100                 29,376
MEDICAL-GENERIC DRUGS (0.68%)
 Alpharma                                                 8,300                140,685
MEDICAL-HOSPITALS (0.25%)
 Medcath /1/                                              3,000                 52,650
MEDICAL-NURSING HOMES (0.12%)
 Kindred Healthcare /1/                                   1,000                 24,100
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.30%)
 Air Methods /1/                                          1,900                 14,516
 American Shared Hospital Services                          800                  3,800
 National Home Health Care /1/                              500                  5,350
 NovaMed /1/                                              3,200                 13,568
 Prime Medical Services /1/                               3,600                 24,876
                                                                                62,110
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.04%)
 D&K Healthcare Resources                                 1,130                  8,294
METAL PROCESSORS & FABRICATION (2.19%)
 Ampco-Pittsburgh                                         2,000                 26,640
 CIRCOR International                                     2,200                 41,690
 Commercial Metals                                        5,000                180,750
 Hawk /1/                                                 1,800                 14,004
 Intermet                                                 5,200                  1,144
 Ladish /1/                                               2,000                 20,160
 Mueller Industries                                       1,000                 26,660
 Quanex                                                   2,300                116,610
 Wolverine Tube /1/                                       2,500                 24,875
                                                                               452,533
METAL PRODUCTS-FASTENERS (0.06%)
 Eastern                                                    800                 13,336
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-IRON (0.69%)
                                                                           $
 Gibraltar Industries                                     4,100                143,541
MOTION PICTURES & SERVICES (0.09%)
 Zomax /1/                                                5,200                 18,044
MRI-MEDICAL DIAGNOSTIC IMAGING (0.05%)
 Radiologix /1/                                           3,400                 11,220
MULTI-LINE INSURANCE (0.71%)
 Atlantic American /1/                                    3,300                  9,900
 Horace Mann Educators                                    8,100                137,700
                                                                               147,600
MULTIMEDIA (0.38%)
 Entravision Communications /1/                           9,700                 78,085
MUSIC (0.21%)
 Steinway Musical Instruments /1/                         1,600                 44,240
NETWORKING PRODUCTS (0.79%)
 Adaptec /1/                                             15,000                117,000
 Avici Systems /1/                                        2,700                 17,118
 Black Box                                                  200                  7,856
 Computer Network Technology /1/                            300                  1,239
 SafeNet /1/                                                200                  6,126
 Stratos International /1/                                2,700                 13,257
                                                                               162,596
NON-FERROUS METALS (0.39%)
 RTI International Metals /1/                             3,500                 70,105
 USEC                                                     1,100                 10,626
                                                                                80,731
NON-HAZARDOUS WASTE DISPOSAL (0.06%)
 Waste Industries USA                                     1,200                 13,200
OFFICE FURNISHINGS-ORIGINAL (0.02%)
 Falcon Products /1/                                      1,900                  3,306
OFFICE SUPPLIES & FORMS (0.31%)
 Nashua /1/                                                 900                 10,215
 Standard Register                                        5,000                 53,100
                                                                                63,315
OIL & GAS (0.05%)
 Spinnaker Exploration /1/                                  300                  9,576
OIL & GAS DRILLING (1.59%)
 Helmerich & Payne                                       10,500                299,775
 Parker Drilling /1/                                      7,700                 30,030
                                                                               329,805
OIL COMPANY-EXPLORATION & PRODUCTION (0.78%)
 Callon Petroleum /1/                                     2,900                 39,179
 Magnum Hunter Resources /1/                              6,600                 79,860
 Plains Exploration & Production /1/                      1,400                 35,000
 Swift Energy /1/                                           300                  7,275
                                                                               161,314
OIL FIELD MACHINERY & EQUIPMENT (0.84%)
 Bolt Technology /1/                                      1,100                  4,763
 Lufkin Industries                                          117                  4,143
 NATCO Group /1/                                          1,100                  9,702
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (CONTINUED)
                                                                           $
 Universal Compression Holdings /1/                       4,500                155,610
                                                                               174,218
OIL REFINING & MARKETING (0.29%)
 Adams Resources & Energy                                   900                 12,510
 Giant Industries /1/                                     2,100                 48,237
                                                                                60,747
OIL-FIELD SERVICES (1.28%)
 Hanover Compressor /1/                                  11,800                153,636
 Oil States International /1/                             5,600                102,816
 Seacor Smit /1/                                            200                  9,522
                                                                               265,974
OPTICAL RECOGNITION EQUIPMENT (0.19%)
 Digimarc /1/                                             4,200                 38,976
OPTICAL SUPPLIES (0.62%)
 Sola International /1/                                   6,700                128,506
PAPER & RELATED PRODUCTS (1.47%)
 Buckeye Technologies /1/                                 1,200                 12,660
 Caraustar Industries /1/                                 6,000                 89,220
 Chesapeake                                                 200                  4,642
 Glatfelter                                               9,200                114,356
 Rock-Tenn                                                5,400                 83,970
                                                                               304,848
PHYSICIAN PRACTICE MANAGEMENT (0.21%)
 OCA /1/                                                 10,500                 43,365
PIPELINES (0.17%)
 TransMontaigne /1/                                       5,900                 34,987
POLLUTION CONTROL (0.03%)
 Catalytica Energy Systems /1/                            3,300                  6,663
POWER CONVERTER & SUPPLY EQUIPMENT (0.07%)
 Distributed Energy Systems /1/                           7,400                 15,170
PRINTING-COMMERCIAL (0.08%)
 Bowne                                                      400                  4,972
 Champion Industries                                      1,500                  5,250
 Outlook Group                                              700                  5,285
                                                                                15,507
PRIVATE CORRECTIONS (0.13%)
 Cornell /1/                                              2,000                 27,600
PROPERTY & CASUALTY INSURANCE (7.92%)
 American Physicians Capital /1/                          1,500                 47,820
 Argonaut Group /1/                                       5,800                107,358
 BancInsurance /1/                                          600                  4,440
 CNA Surety /1/                                           4,900                 57,673
 FPIC Insurance Group /1/                                 2,100                 58,380
 Harleysville Group                                       5,500                114,565
 Investors Title                                            100                  3,310
 LandAmerica Financial Group                              4,000                195,800
 Meadowbrook Insurance Group /1/                          6,100                 30,134
 Navigators Group /1/                                     2,600                 76,674
 NYMAGIC                                                  2,000                 40,600
 Ohio Casualty /1/                                        9,800                204,624
 Penn-America Group                                       3,100                 45,508
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                           $
 PMA Capital /1/                                          6,600                 54,120
 RLI                                                      4,700                178,741
 RTW /1/                                                  1,100                  7,865
 SCPIE Holdings                                           2,000                 17,300
 Selective Insurance Group                                5,800                226,664
 Stewart Information Services                             3,300                139,986
 Unico American /1/                                       1,100                  6,874
 Vesta Insurance Group                                    4,800                 21,840
                                                                             1,640,276
PUBLISHING-NEWSPAPERS (0.33%)
 Pulitzer                                                 1,300                 68,536
RACETRACKS (0.08%)
 Dover Motorsports                                        3,300                 15,675
RADIO (0.27%)
 Cumulus Media /1/                                          600                  9,750
 Regent Communications /1/                                8,500                 46,750
                                                                                56,500
REAL ESTATE MANAGEMENT & SERVICES (1.78%)
 Kennedy-Wilson /1/                                       1,500                 10,995
 LNR Property                                             4,200                262,668
 Trammell Crow /1/                                        6,100                 94,245
                                                                               367,908
REAL ESTATE OPERATOR & DEVELOPER (0.48%)
 Avatar Holdings /1/                                      1,700                 74,341
 BF Enterprises /1/                                          10                     75
 Californina Coastal Communities /1/                      1,200                 25,800
                                                                               100,216
RECYCLING (0.13%)
 IMCO Recycling /1/                                       2,300                 26,956
RENTAL-AUTO & EQUIPMENT (0.52%)
 Dollar Thrifty Automotive Group /1/                      1,400                 33,768
 Electro Rent                                             5,200                 58,942
 Rent-Way /1/                                               300                  2,352
 United Rentals /1/                                         800                 12,360
                                                                               107,422
RESEARCH & DEVELOPMENT (0.08%)
 Discovery Partners International /1/                     3,700                 17,464
RESORTS & THEME PARKS (1.04%)
 Bluegreen /1/                                            5,400                 66,258
 Gaylord Entertainment /1/                                1,000                 33,510
 Six Flags /1/                                           11,500                 57,960
 Vail Resorts /1/                                         2,900                 58,174
                                                                               215,902
RESPIRATORY PRODUCTS (0.06%)
 Allied Healthcare Products /1/                           1,600                 12,832
RETAIL-APPAREL & SHOE (1.11%)
 Burlington Coat Factory Warehouse                        7,000                154,490
 Charming Shoppes /1/                                     1,200                  9,156
 Shoe Carnival /1/                                        2,700                 32,319
 Syms /1/                                                 2,300                 24,518
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                           $
 United Retail Group /1/                                  2,600                  9,022
                                                                               229,505
RETAIL-AUTO PARTS (0.02%)
 Coast Distribution System                                  700                  4,270
RETAIL-AUTOMOBILE (1.20%)
 Group 1 Automotive /1/                                   2,300                 65,067
 Lithia Motors                                            3,100                 70,215
 Sonic Automotive                                         4,900                 99,127
 United Auto Group                                          500                 13,500
                                                                               247,909
RETAIL-BOOKSTORE (0.11%)
 Books-A-Million                                          2,800                 23,016
RETAIL-COMPUTER EQUIPMENT (0.27%)
 GTSI /1/                                                 1,800                 18,918
 PC Connection /1/                                        4,600                 33,994
 Systemax /1/                                               600                  3,714
                                                                                56,626
RETAIL-CONSUMER ELECTRONICS (0.01%)
 Tweeter Home Entertainment Group /1/                       200                  1,198
RETAIL-CONVENIENCE STORE (0.90%)
 Casey's General Stores                                  10,500                186,900
RETAIL-DISCOUNT (0.65%)
 Big Lots /1/                                             1,100                 13,629
 Duckwall-ALCO Stores /1/                                   900                 14,724
 ShopKo Stores /1/                                        6,200                106,888
                                                                               135,241
RETAIL-DRUG STORE (0.94%)
 Longs Drug Stores                                        7,900                195,130
RETAIL-FABRIC STORE (0.02%)
 Jo-Ann Stores /1/                                          200                  4,932
RETAIL-HOME FURNISHINGS (0.18%)
 Bombay /1/                                               6,600                 36,960
RETAIL-JEWELRY (0.54%)
 Finlay Enterprises /1/                                   1,900                 38,190
 Lazare Kaplan International /1/                          1,200                 10,800
 Movado Group                                             3,600                 62,100
 Whitehall Jewellers /1/                                    100                    803
                                                                               111,893
RETAIL-MAIL ORDER (0.26%)
 Blair                                                    1,700                 53,210
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.09%)
 Hastings Entertainment /1/                               2,400                 17,710
 PriceSmart /1/                                             100                    785
                                                                                18,495
RETAIL-MUSIC STORE (0.09%)
 Trans World Entertainment /1/                            1,700                 17,646
RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
 Bon-Ton Stores                                           2,500                 30,000
 Gottschalks /1/                                          2,700                 16,443
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (CONTINUED)
                                                                           $
 Retail Ventures /1/                                      1,100                  7,887
                                                                                54,330
RETAIL-RESTAURANTS (1.13%)
 Bob Evans Farms                                          1,000                 23,840
 Buca /1/                                                 4,200                 18,606
 Champps Entertainment /1/                                2,000                 17,340
 J Alexander's /1/                                        1,100                  7,425
 Landry's Seafood Restaurants                             4,900                132,692
 Lone Star Steakhouse & Saloon                              200                  4,822
 Luby's /1/                                               1,100                  7,227
 Smith & Wollensky Restaurant Group /1/                   1,900                  9,728
 Worldwide Restaurant Concepts /1/                        3,900                 12,285
                                                                               233,965
RETAIL-SPORTING GOODS (0.09%)
 Sport Chalet /1/                                         1,400                 19,250
RETIREMENT & AGED CARE (0.32%)
 Capital Senior Living /1/                                4,400                 23,320
 Sunrise Assisted Living /1/                              1,100                 41,921
                                                                                65,241
RUBBER & PLASTIC PRODUCTS (0.04%)
 Summa Industries /1/                                       900                  8,253
SAVINGS & LOANS-THRIFTS (2.64%)
 Ameriana Bancorp.                                          700                 10,682
 Camco Financial                                          1,500                 22,740
 CFS Bancorp.                                             2,600                 36,010
 Commercial Federal                                       8,600                239,166
 Cooperative Bankshares                                     600                 15,876
 First Defiance Financial                                   900                 24,930
 First Federal Bancshares of Arkansas                       500                 11,000
 First Place Financial                                      100                  1,975
 HF Financial                                               800                 13,672
 HMN Financial                                              200                  5,950
 MASSBANK                                                   900                 33,750
 Matrix Bancorp. /1/                                        800                  9,624
 Northeast Bancorp.                                         300                  5,820
 Northeast Pennsylvania Financial                           100                  1,669
 Parkvale Financial                                       1,000                 26,770
 Riverview Bancorp.                                         500                 10,705
 Timberland Bancorp.                                        700                 17,255
 United Community Financial                               5,200                 58,084
                                                                               545,678
SCHOOLS (0.02%)
 New Horizons Worldwide /1/                               1,600                  4,816
SEISMIC DATA COLLECTION (0.69%)
 Veritas DGC /1/                                          6,800                143,480
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.02%)
 Anadigics /1/                                            6,800                 19,380
 Celeritek                                                2,600                  9,256
 Exar /1/                                                 8,600                129,172
 Pericom Semiconductor /1/                                5,300                 47,673
 Triquint Semiconductor /1/                               1,400                  4,984
                                                                               210,465
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (0.68%)
                                                                           $
 Dupont Photomasks /1/                                    3,800                 99,636
 Electroglas /1/                                            200                    636
 FSI International /1/                                      300                  1,400
 MKS Instruments /1/                                        500                  7,910
 Nanometrics /1/                                          2,600                 30,498
                                                                               140,080
SHIP BUILDING (0.08%)
 Todd Shipyards                                           1,100                 17,105
STEEL PIPE & TUBE (0.82%)
 Shaw Group /1/                                          13,300                162,127
 Webco Industries /1/                                     1,100                  6,765
                                                                               168,892
STEEL PRODUCERS (1.21%)
 Carpenter Technology                                     3,500                166,110
 Olympic Steel /1/                                        1,900                 33,744
 Reliance Steel & Aluminum                                  300                 10,296
 Roanoke Electric Steel                                   2,300                 33,695
 Ryerson Tull                                               200                  3,264
 Shiloh Industries /1/                                      200                  1,750
 Steel Technologies                                         100                  2,396
                                                                               251,255
STEEL-SPECIALTY (0.07%)
 Universal Stainless & Alloy /1/                          1,100                 14,938
STORAGE & WAREHOUSING (0.41%)
 Mobile Mini /1/                                          3,000                 85,080
SUGAR (0.17%)
 Imperial Sugar /1/                                       2,100                 35,301
TELECOMMUNICATION EQUIPMENT (0.28%)
 Anaren /1/                                                 400                  4,898
 Applied Innovation /1/                                   3,200                 12,736
 Arris Group /1/                                          1,700                  7,905
 Aware /1/                                                3,300                  9,775
 Communications Systems                                   1,700                 15,470
 Network Equipment Technologies /1/                         200                  1,706
 XETA Technologies /1/                                    1,500                  5,296
                                                                                57,786
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.28%)
 APA Optics /1/                                           2,500                  3,525
 Sycamore Networks /1/                                   15,000                 55,050
                                                                                58,575
TELECOMMUNICATION SERVICES (0.10%)
 LCC International /1/                                    3,900                 12,597
 Lightbridge /1/                                            300                  1,518
 MasTec /1/                                                 500                  3,455
 Time Warner Telecom /1/                                    500                  2,560
                                                                                20,130
TELECOMMUNICATIONS (0.03%)
 Newport /1/                                                600                  6,774
TELEPHONE-INTEGRATED (0.73%)
 CT Communications                                        4,000                 50,080
 D&E Communications                                       3,300                 40,821
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                           $
 Hector Communications /1/                                  800                 17,120
 IDT /1/                                                  3,300                 43,329
                                                                               151,350
TELEVISION (0.86%)
 Acme Communications /1/                                  3,500                 19,845
 Liberty                                                  3,900                157,677
                                                                               177,522
TEXTILE-APPAREL (0.19%)
 Perry Ellis International /1/                            1,800                 38,700
TEXTILE-HOME FURNISHINGS (0.12%)
 Decorator Industries                                       600                  5,496
 Quaker Fabric                                            3,500                 19,670
                                                                                25,166
TEXTILE-PRODUCTS (0.12%)
 Culp /1/                                                   100                    600
 Dixie Group /1/                                          1,500                 19,470
 Fab Industries                                           1,100                  4,829
                                                                                24,899
THERAPEUTICS (0.08%)
 Theragenics /1/                                          4,400                 16,192
TOBACCO (0.24%)
 DIMON                                                    8,300                 48,306
 Standard Commercial                                        100                  1,593
                                                                                49,899
TOYS (0.02%)
 Jakks Pacific /1/                                          300                  4,728
TRANSPORT-AIR FREIGHT (0.02%)
 AirNet Systems /1/                                       1,100                  4,565
TRANSPORT-EQUIPMENT & LEASING (1.17%)
 Gatx                                                     8,400                229,152
 Willis Lease Finance /1/                                 1,800                 13,500
                                                                               242,652
TRANSPORT-MARINE (0.77%)
 GulfMark Offshore /1/                                    4,200                 80,913
 International Shipholding /1/                              900                 12,420
 Maritrans                                                1,600                 27,184
 Seabulk International /1/                                3,400                 38,250
                                                                               158,767
TRANSPORT-RAIL (0.51%)
 Genesee & Wyoming /1/                                    2,900                 73,428
 Kansas City Southern Industries /1/                        600                 10,170
 Providence & Worcester Railroad                            900                 10,620
 RailAmerica /1/                                          1,000                 11,090
                                                                               105,308
TRANSPORT-SERVICES (0.82%)
 Offshore Logistics /1/                                   4,700                169,952
TRANSPORT-TRUCK (0.54%)
 Allied Holdings /1/                                      1,900                  4,180
 Covenant Transport /1/                                     100                  1,731
 Frozen Food Express Industries /1/                       3,600                 30,096
 SCS Transportation /1/                                   3,093                 55,891
                                              Shares

                                              Held                            Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (CONTINUED)
                                                                           $
 USA Truck /1/                                              796                  9,799
 USF                                                        300                 10,752
                                                                               112,449
TRAVEL SERVICES (0.32%)
 Ambassadors International                                2,100                 27,069
 Navigant International /1/                               3,100                 38,564
                                                                                65,633
VITAMINS & NUTRITION PRODUCTS (0.04%)
 Natrol /1/                                               2,200                  6,732
 Omega Protein /1/                                          200                  1,648
                                                                                 8,380
WATER (0.24%)
 PICO Holdings /1/                                        2,600                 49,140
WATER TREATMENT SYSTEMS (0.65%)
 Ionics /1/                                               4,700                133,950
WIRELESS EQUIPMENT (0.43%)
 Aether Systems /1/                                         900                  3,294
 Audiovox /1/                                             1,600                 23,040
 REMEC /1/                                               11,100                 61,161
 Vyyo /1/                                                   100                    602
                                                                                88,097
                                           TOTAL COMMON STOCKS              20,534,078


                                              Principal

                                              Amount                          Value

---------------------------------------------------------------------------------------------
BONDS (0.04%)
METAL PROCESSORS & FABRICATION (0.04%)
 Mueller Industries
                                                         $                 $
  6.00%; 11/01/14                                         8,500                  8,363
                                                   TOTAL BONDS                   8,363
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (99.20%)              20,542,441
CASH AND RECEIVABLES, NET OF LIABILITIES (0.80%)                               164,738
                                    TOTAL NET ASSETS (100.00%)             $20,707,179
                                                                           -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 1,885,736
Unrealized Depreciation                       (1,261,830)
                                             -----------
Net Unrealized Appreciation (Depreciation)       623,906
Cost for federal income tax purposes         $19,918,535


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                                Value               Percentage of
                                                            Total Value
-----------------------------------------------------------------------------
 Financial                           $ 4,408,574                    21.46%
 Consumer, Cyclical                    4,030,713                    19.62
 Industrial                            4,020,071                    19.57
 Consumer, Non-cyclical                2,838,945                    13.82
 Communications                        1,404,016                     6.84
 Basic Materials                       1,331,208                     6.48
 Energy                                1,180,101                     5.75
 Technology                            1,142,633                     5.56
 Utilities                               181,300                     0.88
 Diversified                               4,880                     0.02
                    TOTAL            $20,542,441                   100.00%
                                    ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           PREFERRED SECURITIES FUND

                                OCTOBER 31, 2004

                                                                            Shares

                                                                            Held                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (80.05%)
AUTO-CARS & LIGHT TRUCKS (0.46%)
                                                                                                               $
 General Motors                                                                            40,000                 1,006,800
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.60%)
 Delphi Trust I                                                                            51,700                 1,315,765
CELLULAR TELECOMMUNICATIONS (0.93%)
 U.S. Cellular 7.50%                                                                       61,000                 1,631,750
 U.S. Cellular 8.75%                                                                       14,725                   416,129
                                                                                                                  2,047,879
COMMERCIAL BANKS (5.76%)
 ASBC Capital I                                                                            11,300                   306,343
 Banco Santander Central Hispano /1/                                                       80,000                 1,959,680
 Banco Totta & Acores Finance                                                              44,930                 1,190,645
 BancWest Capital I                                                                         3,400                    92,990
 Banesto Holdings /1/                                                                      11,000                   346,844
 BSCH Finance                                                                              32,300                   851,751
 Chittenden Capital Trust I                                                                24,900                   673,047
 Compass Capital III                                                                       41,900                 1,106,160
 Lincoln National Capital V                                                                26,400                   702,768
 Lincoln National Capital VI                                                              118,137                 3,156,621
 National Commerce Capital Trust II                                                        32,100                   862,527
 Royal Bank of Scotland Group                                                              20,000                   478,400
 VNB Capital Trust I                                                                       19,700                   530,127
 Zions Capital Trust                                                                       13,000                   360,490
                                                                                                                 12,618,393
DIVERSIFIED FINANCIAL SERVICES (3.42%)
 CABCO Trust BellSouth                                                                     13,700                   345,925
 Citigroup Capital IX                                                                      60,000                 1,508,400
 Citigroup Capital VII                                                                     33,000                   879,450
 Citigroup Capital VIII                                                                    84,600                 2,226,672
 General Electric Capital  5.875%                                                          50,400                 1,287,720
 General Electric Capital  6.10%                                                            7,000                   181,440
 Household Capital Trust VI                                                                18,000                   477,000
 Household Capital Trust VII                                                               21,300                   572,118
                                                                                                                  7,478,725
DIVERSIFIED OPERATIONS (0.44%)
 Grand Metropolitan                                                                        37,800                   955,962
ELECTRIC-INTEGRATED (4.66%)
 Ameren                                                                                    25,000                   722,500
 Consolidated Edison 7.25%                                                                  3,000                    81,360
 Consolidated Edison 7.50%                                                                  4,000                   106,720
 Dominion Resources                                                                        23,000                 1,241,080
 Dominion Resources Capital Trust II                                                       10,500                   283,080
 DTE Energy                                                                                10,000                   259,800
 DTE Energy Trust I                                                                        18,800                   507,976
 Energy East Capital Trust I                                                               12,000                   319,200
 Entergy Louisiana                                                                         52,500                 1,425,900
 Entergy Mississippi                                                                       42,200                 1,135,180
 FPL Group                                                                                 12,000                   681,000
 Georgia Power                                                                             20,000                   500,000
 Mississippi Power                                                                         40,000                   996,000
 Northern States Power                                                                     13,200                   362,340
 Public Service Enterprise Group                                                           15,700                   915,310
 Tennessee Valley Authority                                                                21,700                   555,303
                                                                            Shares

                                                                            Held                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                                                               $
 Virginia Power Capital Trust II                                                            4,400                   117,700
                                                                                                                 10,210,449
FIDUCIARY BANKS (0.08%)
 BNY Capital V                                                                              7,400                   183,890
FINANCE-AUTO LOANS (0.13%)
 General Motors Acceptance                                                                 11,600                   295,220
FINANCE-CONSUMER LOANS (2.12%)
 Household Finance 6.00%                                                                   14,350                   358,750
 Household Finance 6.875%                                                                 116,210                 3,090,024
 SLM                                                                                       47,500                 1,187,025
                                                                                                                  4,635,799
FINANCE-INVESTMENT BANKER & BROKER (6.68%)
 Bear Stearns Capital Trust III                                                            38,000                 1,008,900
 Lehman Brothers Holdings                                                                  58,500                 1,553,175
 Lehman Brothers Holdings Capital Trust III                                                65,000                 1,650,350
 Lehman Brothers Holdings Capital Trust IV                                                 11,200                   283,920
 Lehman Brothers Holdings Capital Trust V                                                  48,800                 1,195,600
 Merrill Lynch Preferred Capital Trust III                                                 32,100                   853,218
 Merrill Lynch Preferred Capital Trust IV                                                  32,500                   875,225
 Merrill Lynch Preferred Capital Trust V                                                   96,194                 2,621,286
 Morgan Stanley Capital Trust II                                                           46,600                 1,226,978
 Morgan Stanley Capital Trust III                                                          50,100                 1,272,039
 Morgan Stanley Capital Trust IV                                                           20,600                   519,326
 Morgan Stanley Capital Trust V                                                            23,100                   549,087
 St. Paul Capital Trust I                                                                  38,700                 1,012,005
                                                                                                                 14,621,109
FINANCE-MORTGAGE LOAN/BANKER (1.47%)
 Countrywide Financial                                                                    125,000                 3,212,500
FINANCE-OTHER SERVICES (1.87%)
 BBVA Preferred Capital                                                                   112,100                 2,987,465
 National Rural Utilities Cooperative
  Finance 7.40%                                                                            18,100                   476,573
 National Rural Utilities Cooperative
  Finance 7.625%                                                                           11,400                   303,012
 Philadelphia Authority for Industrial Development                                         13,100                   330,513
                                                                                                                  4,097,563
FINANCIAL GUARANTEE INSURANCE (2.27%)
 Ambac Financial Group  5.875%                                                             55,000                 1,375,000
 Ambac Financial Group  5.95%                                                              41,000                 1,031,560
 Ambac Financial Group 7.00%                                                                3,500                    92,750
 Financial Security Assurance
  Holdings  6.25%                                                                          60,525                 1,548,230
 Financial Security Assurance
  Holdings  6.875%                                                                          4,000                   104,920
 MBIA                                                                                       3,100                    82,522
 PMI Group                                                                                 29,000                   725,000
                                                                                                                  4,959,982
GAS-DISTRIBUTION (0.86%)
 AGL Capital Trust II                                                                      21,400                   563,034
 KeySpan                                                                                   24,500                 1,313,200
                                                                                                                  1,876,234
                                                                            Shares

                                                                            Held                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (2.91%)
                                                                                                               $
 American General Capital III                                                              10,700                   283,122
 Delphi Financial Group                                                                    23,200                   617,584
 Hartford Life Capital II                                                                  36,300                   954,690
 PLC Capital Trust III                                                                     29,300                   780,845
 PLC Capital Trust IV                                                                      31,700                   859,070
 PLC Capital Trust V                                                                       15,600                   384,852
 Prudential                                                                                85,000                 2,178,550
 Torchmark Capital Trust I                                                                 12,200                   323,666
                                                                                                                  6,382,379
MEDICAL PRODUCTS (0.37%)
 Baxter International                                                                      15,700                   807,294
MEDICAL-DRUGS (0.07%)
 Rhone-Poulenc                                                                              6,300                   159,201
MEDICAL-HMO (0.33%)
 Aetna                                                                                     26,400                   717,816
MISCELLANEOUS INVESTING (9.09%)
 AMB Property                                                                              49,000                 1,217,650
 AvalonBay Communities                                                                     16,100                   461,587
 BRE Properties  6.75%                                                                     15,000                   374,700
 BRE Properties  8.08%                                                                      6,800                   181,424
 CarrAmerica Realty                                                                        90,000                 2,345,400
 Developers Diversified Realty                                                            110,000                 2,893,000
 Duke Realty  7.99%                                                                        10,000                   533,438
 Duke Realty  8.45%                                                                         2,200                    58,344
 Equity Office Properties Trust                                                            30,000                   807,000
 Equity Residential  Series B                                                               8,800                   233,816
 Equity Residential  Series D                                                              12,700                   350,520
 Federal Realty Investment Trust                                                            7,500                   200,775
 Gables Residential Trust                                                                   5,525                   145,860
 HRPT Properties Trust  Series A                                                           15,200                   409,640
 HRPT Properties Trust  Series B                                                           80,503                 2,209,807
 New Plan Excel Realty Trust                                                               40,000                 1,066,400
 Prologis                                                                                  90,000                 2,295,000
 Public Storage  Series F                                                                  11,000                   286,000
 Public Storage  Series Q                                                                  13,300                   355,243
 Public Storage  Series R                                                                  29,000                   771,690
 Public Storage  Series S                                                                   8,700                   231,246
 Public Storage  Series T                                                                  21,600                   572,400
 Public Storage  Series U                                                                  28,100                   748,865
 Public Storage  Series V                                                                  36,800                   985,136
 Vornado Realty Trust                                                                       6,000                   154,860
                                                                                                                 19,889,801
MONEY CENTER BANKS (3.50%)
 ABN AMRO Capital Funding Trust V                                                         121,000                 2,918,520
 ABN AMRO Capital Funding Trust VI                                                         15,000                   381,000
 ABN AMRO Capital Funding Trust VII                                                         9,600                   237,600
 Central Hispano Capital                                                                   11,500                   304,405
 Chase Capital VIII                                                                        10,000                   264,500
 JP Morgan Chase Capital IX                                                                25,100                   665,903
 JP Morgan Chase Capital X                                                                 60,800                 1,620,320
 JP Morgan Chase Capital XI                                                                 2,300                    56,442
 National Westminster Bank                                                                 17,500                   446,600
 Royal Bank of Scotland Group                                                               3,000                    80,430
                                                                            Shares

                                                                            Held                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                                                               $
 UBS Preferred Funding Trust III                                                           26,100                   690,606
                                                                                                                  7,666,326
MORTGAGE BANKS (1.72%)
 Abbey National  7.25%                                                                     30,400                   791,920
 Abbey National  7.375%                                                                    63,700                 1,733,914
 Abbey National  7.375%                                                                    45,400                 1,230,340
                                                                                                                  3,756,174
MULTI-LINE INSURANCE (4.15%)
 Hartford Capital III                                                                      26,800                   711,272
 ING Groep  7.05%                                                                          73,500                 1,944,810
 ING Groep  7.20%                                                                         149,000                 4,008,100
 MetLife                                                                                   40,800                 1,017,960
 PartnerRe                                                                                 53,900                 1,397,627
                                                                                                                  9,079,769
MULTIMEDIA (0.32%)
 Viacom                                                                                    26,700                   707,550
OIL COMPANY-EXPLORATION & PRODUCTION (1.29%)
 Nexen                                                                                    109,000                 2,834,000
PIPELINES (0.48%)
 Dominion CNG Capital Trust I                                                              21,200                   563,708
 TransCanada PipeLines                                                                     19,200                   492,672
                                                                                                                  1,056,380
PROPERTY & CASUALTY INSURANCE (3.39%)
 ACE                                                                                      120,000                 3,182,400
 Ace Capital Trust I                                                                        5,000                   127,500
 XL Capital  6.50%                                                                         98,300                 2,359,200
 XL Capital  7.625%                                                                        43,700                 1,175,093
 XL Capital  8.00%                                                                         20,900                   569,525
                                                                                                                  7,413,718
REGIONAL BANKS (11.79%)
 BAC Capital Trust I                                                                       30,800                   817,740
 BAC Capital Trust II                                                                      17,700                   464,094
 BAC Capital Trust III                                                                     11,700                   314,730
 BAC Capital Trust IV                                                                      10,000                   245,200
 Bank One Capital I                                                                         8,200                   208,444
 Bank One Capital Trust VI                                                                 43,300                 1,143,986
 Comerica Capital Trust I                                                                  23,000                   609,500
 Fleet Capital Trust IV                                                                    43,400                 1,153,572
 Fleet Capital Trust IX                                                                     7,900                   197,105
 Fleet Capital Trust VI                                                                    10,100                   264,721
 Fleet Capital Trust VIII                                                                  15,000                   402,900
 PNC Capital Trust D                                                                      139,800                 3,461,448
 SunTrust Capital IV                                                                       53,500                 1,415,075
 SunTrust Capital V                                                                        10,200                   269,586
 U.S. Bancorp Capital III                                                                  50,400                 1,333,080
 Union Planter Preferred Funding /1/                                                           10                 1,094,688
 USB Capital IV                                                                            60,100                 1,590,847
 USB Capital V                                                                             21,400                   572,236
 Wachovia                                                                                 201,000                 5,575,740
 Wells Fargo Capital IV                                                                    22,600                   598,900
 Wells Fargo Capital IX                                                                    65,000                 1,550,250
 Wells Fargo Capital Trust V                                                               10,800                   287,280
 Wells Fargo Capital Trust VI                                                              10,000                   266,200
                                                                            Shares

                                                                            Held                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                                                               $
 Wells Fargo Capital Trust VII                                                             80,400                 1,973,016
                                                                                                                 25,810,338
REINSURANCE (3.22%)
 Everest Re Capital Trust  6.20%                                                          102,500                 2,462,050
 Everest Re Capital Trust  7.85%                                                           53,800                 1,479,500
 Partner Re Capital Trust I                                                                22,000                   593,120
 RenaissanceRe Holdings 6.08%                                                              40,000                   947,600
 RenaissanceRe Holdings 7.30%                                                              35,500                   965,600
 RenaissanceRe Holdings 8.10%                                                              22,200                   600,066
                                                                                                                  7,047,936
SPECIAL PURPOSE ENTITY (4.19%)
 Corporate-Backed Trust Certificates
                                        Series BLS                                         38,700                 1,037,160
 Corporate-Backed Trust Certificates
                                        Series CIT                                         10,400                   283,726
 Corporate-Backed Trust Certificates
                                             Series JPM                                    14,200                   374,170
 Corporate-Backed Trust Certificates
                                            Series KEY  7.75%                               9,300                   246,915
 Corporate-Backed Trust Certificates
                                             Series KEY  8.25%                             11,800                   315,532
 Corporate-Backed Trust Certificates for DaimlerChrysler  Series DCX 7.25%                 16,300                   418,258
 Corporate-Backed Trust Certificates for DaimlerChrysler  Series DCX
  7.875%                                                                                   10,400                   275,392
 Corporate-Backed Trust Certificates for
                                     First Union Institutional Capital I                    5,100                   146,370
 Corporate-Backed Trust Certificates for
                                         Ford Motor                                         2,200                    57,354
 Corporate-Backed Trust Certificates for General Electric Capital Services                 15,200                   400,976
 Corporate-Backed Trust Certificates for Safeco Capital Trust I                             8,100                   217,566
 Corporate-Backed Trust Certificates for Southern Capital Trust I                           2,500                    66,500
 Corporate-Backed Trust Certificates for Verizon Global Funding 7.375%                     11,300                   308,264
 Corporate-Backed Trust Certificates for Verizon Global Funding 7.625%                     21,600                   589,680
 Corporate-Backed Trust Certificates
                                          Series BMY                                       16,400                   421,788
 Preferred Plus Trust  7.05%  MSD-1                                                        24,150                   633,937
 Preferred Plus Trust  7.30%  BLS-1                                                        13,200                   349,140
 Preferred Plus Trust  8.25%  FMC-1                                                        19,000                   507,490
 Public Credit & Repackaged Securities Trust                                               10,000                   262,800
 SATURNS  5.75%  Goldman Sachs                                                             10,500                   245,280
 SATURNS  7.00%  CSFB                                                                      19,300                   512,029
 SATURNS  7.125%  BellSouth                                                                20,100                   526,620
 SATURNS  8.125% Ford Motor Credit                                                         12,800                   336,000
 SATURNS  8.25%  Safeco                                                                     4,300                   117,390
 Trust Certificates 2001-2  IBM                                                             3,000                    79,140
 Trust Certificates 2001-4  BellSouth                                                      16,500                   434,115
                                                                                                                  9,163,592
TELEPHONE-INTEGRATED (1.48%)
 ALLTEL                                                                                    31,000                 1,571,700
                                                                            Shares

                                                                            Held                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Telephone & Data Systems                                                                  46,900                 1,241,912
                                                                                                               $
 Verizon New England                                                                       12,800                   338,304
 Verizon South                                                                              3,000                    78,870
                                                                                                                  3,230,786
                                                                           TOTAL PREFERRED STOCKS               175,239,330

                                                                            Principal

                                                                            Amount                                Value

-----------------------------------------------------------------------------------------------------------------------------------
BONDS (17.87%)
AGRICULTURAL OPERATIONS (0.93%)
 AgFirst Farm Credit Bank /1/
                                                                                        $                      $
  7.30%; 12/15/08                                                                       2,000,000                 2,025,180
COMMERCIAL BANKS (5.06%)
 CBA Capital Trust I /1/
  5.81%; 12/31/49                                                                       2,000,000                 2,089,560
 First Empire Capital Trust I
  8.23%; 02/01/27                                                                       1,500,000                 1,704,158
 Popular North America Capital Trust I
  6.56%; 09/15/34                                                                       1,000,000                 1,029,072
 United Overseas Bank /1/
  5.38%; 09/03/19                                                                       2,500,000                 2,568,387
 Westpac Capital Trust III /1/
  5.82%; 09/30/13                                                                       1,300,000                 1,366,183
 Zions Institiute Capital A Trust
  8.54%; 12/15/26                                                                       2,000,000                 2,328,980
                                                                                                                 11,086,340
ELECTRIC-INTEGRATED (0.47%)
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                                                       1,000,000                 1,031,841
FINANCE-AUTO LOANS (0.47%)
 General Motors Acceptance
  8.00%; 11/01/31                                                                       1,000,000                 1,035,046
FINANCE-INVESTMENT BANKER & BROKER (1.25%)
 Goldman Sachs Group
  6.35%; 02/15/34                                                                       1,500,000                 1,528,736
 JP Morgan Capital Trust I
  7.54%; 01/15/27                                                                       1,100,000                 1,206,491
                                                                                                                  2,735,227
FINANCE-MORTGAGE LOAN/BANKER (1.40%)
 Countrywide Capital I
  8.00%; 12/15/26                                                                         500,000                   529,807
 Federal Home Loan Mortgage
  5.88%; 03/21/11                                                                       1,300,000                 1,420,697
 Federal National Mortgage Association
  6.25%; 02/01/11                                                                       1,000,000                 1,110,324
                                                                                                                  3,060,828
LIFE & HEALTH INSURANCE (0.49%)
 MIC Financing Trust I /1/
  8.38%; 02/01/27                                                                       1,000,000                 1,082,941
                                                                            Principal

                                                                            Amount                                Value

-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (3.73%)
 BankAmerica Institute /1/
                                                                                        $                      $
  8.07%; 12/31/26                                                                         500,000                   553,976
 Bankers Trust Institutional Capital Trust /1/
  7.75%; 12/01/26                                                                       1,000,000                 1,108,314
 BCI U.S. Funding Trust /1/
  8.01%; 07/15/08                                                                       1,000,000                 1,134,751
 BNP Paribas Capital Trust V
  7.20%; 09/30/49                                                                       1,000,000                 1,051,520
 DBS Capital Funding /1/
  7.66%; 03/15/49                                                                       1,500,000                 1,750,783
 Lloyds TSB Bank
  6.90%; 05/22/49                                                                         990,000                 1,029,699
 Royal Bank of Scottland Capital Trust
  6.80%; 12/05/49                                                                       1,500,000                 1,545,750
                                                                                                                  8,174,793
PROPERTY & CASUALTY INSURANCE (0.47%)
 W.R. Berkley Capital Trust
  8.20%; 12/15/45                                                                       1,000,000                 1,030,286
REGIONAL BANKS (0.51%)
 BankBoston
  7.75%; 12/15/26                                                                       1,000,000                 1,108,367
REINSURANCE (0.51%)
 RenaissanceRe Capital Trust
  8.54%; 03/01/27                                                                       1,000,000                 1,106,462
SAVINGS & LOANS-THRIFTS (1.35%)
 Dime Capital Trust I
  9.33%; 05/06/27                                                                         500,000                   580,844
 Great Western Financial
  8.21%; 02/01/27                                                                       2,131,000                 2,367,901
                                                                                                                  2,948,745
SPECIAL PURPOSE ENTITY (1.23%)
 CA Preferred Fund Trust
  7.00%; 10/30/48                                                                       1,600,000                 1,657,776
 Mangrove Bay Pass-Through Trust /1/
  6.10%; 07/15/33                                                                       1,000,000                 1,023,730
                                                                                                                  2,681,506
                                                                                      TOTAL BONDS                39,107,562
                                                                                                               ------------

                                                             TOTAL PORTFOLIO INVESTMENTS (97.92%)               214,346,892
CASH AND RECEIVABLES, NET OF LIABILITIES (2.08%)                                                                  4,553,101
                                                                       TOTAL NET ASSETS (100.00%)              $218,899,993
                                                                                                               ---------------



   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
150 U.S. 10       Sell      $16,859,664   $17,034,375    $(174,711)
Year Note
December, 2004
Futures
172 U.S. Long     Sell      $19,116,438   $19,581,125    $(464,687)
Bond
December, 2004
Futures


/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,105,017 or 8.27% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  5,324,533
Unrealized Depreciation                        (1,017,169)
                                             ------------
Net Unrealized Appreciation (Depreciation)      4,307,364
Cost for federal income tax purposes         $209,630,437


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                               Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
 Financial                         $181,832,734                 102.31%
 Utilities                           12,563,221                   7.07
 Communications                       5,986,215                   3.37
 Energy                               3,890,380                   2.19
 Consumer, Non-cyclical               3,709,491                   2.09
 Government                           3,086,324                   1.73
 Consumer, Cyclical                   2,322,565                   1.30
 Diversified                            955,962                   0.54
 Futures Contracts                  (36,615,500)                (20.60)
                   TOTAL           $177,731,392                 100.00%
                                  -----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2010 FUND

                                OCTOBER 31, 2004


                                                      Shares

                                                      Held                             Value

-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.88%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.88%) /1/
                                                                                    $
 Bond & Mortgage Securities Fund                               8,791,246              95,824,580
 International Fund II                                         2,024,496              20,386,680
 LargeCap Blend Fund I                                         2,549,511              33,016,164
 LargeCap Growth Fund                                          2,165,588              13,188,432
 LargeCap Value Fund                                             904,133               9,647,097
 Money Market Fund                                            28,551,664              28,551,664
 Partners LargeCap Growth Fund II /2/                          1,731,675              13,437,795
 Partners LargeCap Value Fund                                  1,393,442              17,654,909
 Preferred Securities Fund                                     2,049,577              23,242,203
 Real Estate Fund                                              2,348,399              43,304,469
 SmallCap S&P 600 Index Fund                                     945,394              13,925,647
                                             TOTAL INVESTMENT COMPANIES              312,179,640
                                                                                    ------------

                                   TOTAL PORTFOLIO INVESTMENTS (99.88%)              312,179,640
CASH AND RECEIVABLES, NET OF LIABILITIES (0.12%)                                         386,555
                                             TOTAL NET ASSETS (100.00%)             $312,566,195
                                                                                    --------------



/1 /Affiliated securities.
/2 /Non-income producing security.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 25,631,491
Unrealized Depreciation                          (280,088)
                                             ------------
Net Unrealized Appreciation (Depreciation)     25,351,403
Cost for federal income tax purposes         $286,828,237


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                            Value              Percentage of Total
                                                                Value
-------------------------------------------------------------------------------
 Domestic Equity Funds              $144,174,513                 46.18%
 Fixed Income Funds                  119,066,783                 38.14
 Money Market Funds                   28,551,664                  9.15
 International Equity
 Funds                                20,386,680                  6.53
                    TOTAL           $312,179,640                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2020 FUND

                                OCTOBER 31, 2004


                                                      Shares

                                                      Held                             Value

-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.84%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.84%) /1/
 Bond & Mortgage Securities Fund                              10,988,650            $119,776,289
 International Fund II                                         4,329,740              43,600,481
 LargeCap Blend Fund I                                         5,761,231              74,607,946
 LargeCap Growth Fund                                          4,571,416              27,839,923
 LargeCap Value Fund                                           1,901,005              20,283,725
 Partners LargeCap Growth Fund II /2/                          3,658,200              28,387,635
 Partners LargeCap Value Fund                                  2,951,892              37,400,472
 Partners SmallCap Growth Fund II /2/                            824,452               6,661,572
 Preferred Securities Fund                                     2,797,632              31,725,150
 Real Estate Fund                                              2,436,780              44,934,219
 SmallCap S&P 600 Index Fund                                     768,943              11,326,536
 SmallCap Value Fund /2/                                         421,381               6,826,368
                                             TOTAL INVESTMENT COMPANIES              453,370,316
                                                                                    ------------

                                   TOTAL PORTFOLIO INVESTMENTS (99.84%)              453,370,316
CASH AND RECEIVABLES, NET OF LIABILITIES (0.16%)                                         709,664
                                             TOTAL NET ASSETS (100.00%)             $454,079,980
                                                                                    --------------



/1 /Affiliated securities.
/2 /Non-income producing security.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 37,341,455
Unrealized Depreciation                          (571,175)
                                             ------------
Net Unrealized Appreciation (Depreciation)     36,770,280
Cost for federal income tax purposes         $416,600,036


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                            Value              Percentage of Total
                                                                Value
-------------------------------------------------------------------------------
 Domestic Equity Funds              $258,268,396                 56.97%
 Fixed Income Funds                  151,501,439                 33.41
 International Equity
 Funds                                43,600,481                  9.62
                    TOTAL           $453,370,316                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2030 FUND

                                OCTOBER 31, 2004


                                                      Shares

                                                      Held                            Value

------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.80%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.80%) /1/
                                                                                   $
 Bond & Mortgage Securities Fund                              7,531,248              82,090,602
 International Fund II                                        4,549,580              45,814,273
 LargeCap Blend Fund I                                        6,143,074              79,552,814
 LargeCap Growth Fund                                         4,776,109              29,086,502
 LargeCap Value Fund                                          1,985,411              21,184,334
 Partners LargeCap Growth Fund II /2/                         3,824,982              29,681,860
 Partners LargeCap Value Fund                                 3,091,710              39,171,970
 Partners SmallCap Growth Fund II /2/                           995,896               8,046,842
 Preferred Securities Fund                                    1,814,697              20,578,669
 Real Estate Fund                                             1,827,439              33,697,976
 SmallCap S&P 600 Index Fund                                    836,671              12,324,167
 SmallCap Value Fund /2/                                        509,545               8,254,636
                                            TOTAL INVESTMENT COMPANIES              409,484,645
                                                                                   ------------

                                  TOTAL PORTFOLIO INVESTMENTS (99.80%)              409,484,645
CASH AND RECEIVABLES, NET OF LIABILITIES (0.20%)                                        837,528
                                            TOTAL NET ASSETS (100.00%)             $410,322,173
                                                                                   --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 38,058,846
Unrealized Depreciation                          (499,238)
                                             ------------
Net Unrealized Appreciation (Depreciation)     37,559,608
Cost for federal income tax purposes         $371,925,037


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                            Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Domestic Equity Funds               261,001,101                 63.74%
 Fixed Income Funds                  102,669,271                 25.07
 International Equity
 Funds                                45,814,273                 11.19
                    TOTAL           $409,484,645                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2040 FUND

                                OCTOBER 31, 2004


                                                      Shares

                                                      Held                            Value

------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.62%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.62%) /1/
                                                                                   $
 Bond & Mortgage Securities Fund                              1,778,733              19,388,192
 International Fund II                                        1,881,539              18,947,101
 LargeCap Blend Fund I                                        2,574,878              33,344,672
 LargeCap Growth Fund                                         2,046,940              12,465,867
 LargeCap Value Fund                                            832,956               8,887,638
 Partners LargeCap Growth Fund II /2/                         1,618,539              12,559,860
 Partners LargeCap Value Fund                                 1,322,498              16,756,046
 Partners SmallCap Growth Fund II /2/                           454,565               3,672,883
 Preferred Securities Fund                                      461,406               5,232,342
 Real Estate Fund                                               423,737               7,813,703
 SmallCap S&P 600 Index Fund                                    355,694               5,239,369
 SmallCap Value Fund /2/                                        231,973               3,757,958
                                            TOTAL INVESTMENT COMPANIES              148,065,631
                                                                                   ------------

                                  TOTAL PORTFOLIO INVESTMENTS (99.62%)              148,065,631
CASH AND RECEIVABLES, NET OF LIABILITIES (0.38%)                                        565,051
                                            TOTAL NET ASSETS (100.00%)             $148,630,682
                                                                                   --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 12,714,479
Unrealized Depreciation                          (195,543)
                                             ------------
Net Unrealized Appreciation (Depreciation)     12,518,936
Cost for federal income tax purposes         $135,546,695


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                            Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Domestic Equity Funds               104,497,996                 70.58%
 Fixed Income Funds                   24,620,534                 16.63
 International Equity
 Funds                                18,947,101                 12.79
                    TOTAL           $148,065,631                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2050 FUND

                                OCTOBER 31, 2004


                                                    Shares

                                                    Held                            Value

---------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.65%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.65%) /1/
                                                                                 $
 Bond & Mortgage Securities Fund                              443,902              4,838,536
 International Fund II                                      1,008,552             10,156,116
 LargeCap Blend Fund I                                      1,318,738             17,077,658
 LargeCap Growth Fund                                       1,050,799              6,399,364
 LargeCap Value Fund                                          435,024              4,641,709
 Partners LargeCap Growth Fund II /2/                         832,341              6,458,966
 Partners LargeCap Value Fund                                 675,921              8,563,918
 Partners SmallCap Growth Fund II /2/                         251,215              2,029,816
 Preferred Securities Fund                                    122,220              1,385,981
 Real Estate Fund                                              87,866              1,620,241
 SmallCap S&P 600 Index Fund                                  187,691              2,764,682
 SmallCap Value Fund /2/                                      128,606              2,083,410
                                          TOTAL INVESTMENT COMPANIES              68,020,397
                                                                                 -----------

                                TOTAL PORTFOLIO INVESTMENTS (99.65%)              68,020,397
CASH AND RECEIVABLES, NET OF LIABILITIES (0.35%)                                     241,054
                                          TOTAL NET ASSETS (100.00%)             $68,261,451
                                                                                 -------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 6,084,592
Unrealized Depreciation                         (131,007)
                                             -----------
Net Unrealized Appreciation (Depreciation)     5,953,585
Cost for federal income tax purposes         $62,066,812


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                             Value             Percentage of Total
                                                                Value
-------------------------------------------------------------------------------
 Domestic Equity Funds               $51,639,764                 75.92%
 International Equity
 Funds                                10,156,116                 14.93
 Fixed Income Funds                    6,224,517                  9.15
                     TOTAL           $68,020,397                100.00%
                                    ---------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

                                OCTOBER 31, 2004


                                                      Shares

                                                      Held                             Value

-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.57%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.57%) /1/
                                                                                    $
 Bond & Mortgage Securities Fund                               4,558,426              49,686,840
 International Fund II                                           487,961               4,913,762
 LargeCap Blend Fund I                                           571,724               7,403,826
 LargeCap Growth Fund                                            497,798               3,031,592
 LargeCap Value Fund                                             202,793               2,163,805
 Money Market Fund                                            27,557,270              27,557,270
 Partners LargeCap Growth Fund II /2/                            380,318               2,951,265
 Partners LargeCap Value Fund                                    312,026               3,953,367
 Preferred Securities Fund                                       914,936              10,375,373
 Real Estate Fund                                              1,383,177              25,505,790
 SmallCap S&P 600 Index Fund                                     188,361               2,774,560
                                             TOTAL INVESTMENT COMPANIES              140,317,450
                                                                                    ------------

                                   TOTAL PORTFOLIO INVESTMENTS (99.57%)              140,317,450
CASH AND RECEIVABLES, NET OF LIABILITIES (0.43%)                                         607,027
                                             TOTAL NET ASSETS (100.00%)             $140,924,477
                                                                                    --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  9,893,587
Unrealized Depreciation                           (65,683)
                                             ------------
Net Unrealized Appreciation (Depreciation)      9,827,904
Cost for federal income tax purposes         $130,489,546


                   INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                               Value              Percentage of
                                                             Total Value
-----------------------------------------------------------------------------
 Fixed Income Funds                    $ 60,062,213                  42.80%
 Domestic Equity Funds                   47,784,205                  34.06
 Money Market Funds                      27,557,270                  19.64
 International Equity Funds               4,913,762                   3.50
                       TOTAL           $140,317,450                 100.00%
                                      ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          REAL ESTATE SECURITIES FUND

                                OCTOBER 31, 2004


                                                                        Shares

                                                                        Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (95.90%)
PUBLICLY TRADED INVESTMENT FUND (4.69%)
                                                                                                               $
 iShares Cohen & Steers Realty Majors Index Fund                                         109,136                  13,767,506
 iShares Dow Jones US Real Estate Index Fund                                              51,805                   5,880,386
                                                                                                                  19,647,892
REAL ESTATE INVESTMENT TRUSTS (91.21%)
 Acadia Realty Trust                                                                     190,126                   2,927,940
 AMB Property                                                                            209,226                   7,845,975
 Archstone-Smith Trust                                                                   328,600                  11,024,530
 Arden Realty                                                                             50,500                   1,721,040
 AvalonBay Communities                                                                   183,700                  12,026,839
 BioMed Realty Trust                                                                     235,676                   4,284,590
 Boston Properties                                                                       422,955                  25,258,872
 BRE Properties                                                                           58,700                   2,342,130
 Brookfield Properties                                                                   463,900                  15,758,683
 Camden Property Trust                                                                   105,795                   4,803,093
 Capital Automotive                                                                      148,560                   4,792,546
 Catellus Development                                                                    100,651                   2,902,775
 CBL & Associates Properties                                                             194,038                  12,719,191
 CenterPoint Properties Trust                                                            303,640                  14,058,532
 Corporate Office Properties Trust                                                       278,754                   7,643,435
 Developers Diversified Realty                                                           373,300                  15,603,940
 Entertainment Properties Trust                                                           63,144                   2,519,446
 Equity Office Properties Trust                                                          373,238                  10,495,452
 Equity Residential Properties Trust                                                     328,500                  10,955,475
 Essex Property Trust                                                                     86,800                   6,810,328
 Extra Space Storage                                                                     149,503                   2,072,111
 Federal Realty Investment Trust                                                          34,032                   1,614,818
 General Growth Properties                                                               226,802                   7,482,198
 Highland Hospitality                                                                    175,324                   1,998,694
 Host Marriott /1/                                                                       439,700                   6,397,635
 Kilroy Realty                                                                            19,600                     779,100
 Kimco Realty                                                                            339,600                  18,525,180
 LaSalle Hotel Properties                                                                236,041                   6,779,097
 Macerich                                                                                136,000                   8,126,000
 Mid-America Apartment Communities                                                        91,700                   3,606,561
 Mills                                                                                   197,657                  10,960,081
 Pan Pacific Retail Properties                                                           209,099                  11,845,458
 Prologis Trust                                                                          393,300                  15,330,834
 Public Storage                                                                          216,100                  11,291,225
 Regency Centers                                                                          55,210                   2,697,561
 Simon Property Group                                                                    442,015                  25,778,315
 SL Green Realty                                                                         248,007                  13,595,744
 Starwood Hotels & Resorts Worldwide                                                     329,300                  15,717,489
 Summit Properties                                                                        55,217                   1,674,732
 Tanger Factory Outlet Centers                                                            70,417                   3,327,203
 Taubman Centers                                                                         160,443                   4,604,714
 United Dominion Realty Trust                                                            237,908                   5,015,101
 Ventas                                                                                  458,510                  12,333,919
 Vornado Realty Trust                                                                    211,500                  14,212,800
                                                                                                                 382,261,382
                                                                             TOTAL COMMON STOCKS                 401,909,274

                                                                        Shares

                                                                        Held                                      Value

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.86%)
REAL ESTATE INVESTMENT TRUSTS (0.86%)
                                                                                                               $
 Simon Property Group                                                                     65,820                   3,578,633
                                                                          TOTAL PREFERRED STOCKS                   3,578,633

                                                                        Principal

                                                                        Amount                                    Value

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.19%)
FINANCE-MORTGAGE LOAN/BANKER (3.19%)
 Investment in Joint Trading Account;
                                                    Federal Home Loan
  Bank
                                                                                     $                         $
  1.69%; 11/01/04                                                                     13,379,182                  13,379,182
                                                                          TOTAL COMMERCIAL PAPER                  13,379,182
                                                                                                                ------------

                                                            TOTAL PORTFOLIO INVESTMENTS (99.95%)                 418,867,089
CASH AND RECEIVABLES, NET OF LIABILITIES (0.05%)                                                                     208,190
                                                                      TOTAL NET ASSETS (100.00%)                $419,075,279
                                                                                                               ----------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 74,501,804
Unrealized Depreciation                          (515,317)
                                             ------------
Net Unrealized Appreciation (Depreciation)     73,986,487
Cost for federal income tax purposes         $344,880,602


                  INVESTMENTS BY REIT TYPE (UNAUDITED)
 REIT Type                            Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
 Office & Industrial
 REITs                              $101,013,574                 24.12%
 Mall REITs                           76,576,335                 18.28
 Apartment REITs                      58,258,788                 13.91
 Shopping Center REITs                53,214,898                 12.70
 Diversified REITs                    40,186,249                  9.59
 Other Investments                    33,027,074                  7.88
 Hotel REITs                          30,892,915                  7.38
 Self Storage REITs                   13,363,337                  3.19
 Healthcare REITs                     12,333,919                  2.95
                    TOTAL           $418,867,089                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP BLEND FUND

                                OCTOBER 31, 2004

                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (90.79%)
AEROSPACE & DEFENSE EQUIPMENT (0.60%)
                                                                                 $
 Moog /1/                                                       6,818                 255,879
 Orbital Sciences /1/                                          15,225                 157,579
 United Defense Industries /1/                                  5,140                 206,320
                                                                                      619,778
AIRLINES (0.59%)
 ExpressJet Holdings /1/                                       27,867                 309,881
 Skywest                                                       17,604                 300,676
                                                                                      610,557
APPAREL MANUFACTURERS (0.25%)
 Quiksilver /1/                                                 9,300                 253,425
APPLICATIONS SOFTWARE (0.68%)
 Serena Software /1/                                           22,509                 399,310
 SS&C Technologies                                             12,466                 294,696
                                                                                      694,006
ATHLETIC FOOTWEAR (0.49%)
 Reebok International                                          13,580                 502,460
AUDIO & VIDEO PRODUCTS (0.55%)
 Polycom /1/                                                   27,238                 562,465
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.70%)
 Oshkosh Truck                                                 12,178                 717,284
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.89%)
 American Axle & Manufacturing Holdings                         7,090                 203,483
 Dana                                                          16,631                 247,968
 Tenneco Automotive /1/                                        36,601                 466,297
                                                                                      917,748
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.92%)
 Simpson Manufacturing                                          3,298                 211,995
 USG /1/                                                       32,887                 736,340
                                                                                      948,335
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.58%)
 Eagle Materials                                                8,667                 598,976
BUILDING PRODUCTS-LIGHT FIXTURES (0.29%)
 Genlyte Group /1/                                              4,117                 302,846
BUILDING PRODUCTS-WOOD (0.35%)
 Universal Forest Products                                      9,904                 363,229
BUILDING-HEAVY CONSTRUCTION (0.34%)
 Washington Group International /1/                             9,898                 345,143
BUILDING-MAINTENANCE & SERVICE (0.31%)
 Rollins                                                       12,204                 321,575
BUILDING-RESIDENTIAL & COMMERCIAL (2.19%)
 Brookfield Homes                                              15,209                 393,913
 Hovnanian Enterprises /1/                                     13,860                 520,304
 KB Home                                                       11,215                 922,434
 M/I Schottenstein Homes                                        9,554                 410,822
                                                                                    2,247,473
CABLE TV (0.10%)
 Mediacom Communications /1/                                   15,908                 104,197
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CASINO SERVICES (0.55%)
                                                                                 $
 Scientific Games /1/                                          26,821                 568,069
CELLULAR TELECOMMUNICATIONS (0.13%)
 Boston Communications Group /1/                               15,023                 136,709
CHEMICALS-DIVERSIFIED (0.89%)
 FMC /1/                                                       20,821                 913,001
CHEMICALS-SPECIALTY (0.48%)
 Albemarle                                                      8,354                 299,491
 MacDermid                                                      5,990                 189,044
                                                                                      488,535
CIRCUIT BOARDS (0.69%)
 Benchmark Electronics /1/                                     20,784                 706,032
COMMERCIAL BANKS (6.00%)
 City Holding                                                   5,950                 206,168
 City National                                                 12,855                 885,709
 Columbia Banking Systems                                       8,511                 208,519
 Cullen/Frost Bankers                                           3,482                 170,618
 CVB Financial                                                  6,240                 154,752
 First Bancorp.                                                 6,301                 343,594
 First Midwest Bancorp                                          6,622                 231,174
 Hibernia                                                      39,046               1,132,334
 Hudson United Bancorp                                         19,968                 794,726
 MB Financial                                                   3,640                 155,574
 Oriental Financial Group                                       5,200                 147,316
 Pacific Capital Bancorp.                                      15,991                 508,994
 R&G Financial                                                 15,865                 596,841
 UCBH Holdings                                                 14,500                 624,805
                                                                                    6,161,124
COMMERCIAL SERVICES (0.41%)
 Magellan Health Services /1/                                  11,224                 419,778
COMPUTER AIDED DESIGN (0.17%)
 ANSYS /1/                                                      6,364                 175,646
COMPUTER SERVICES (0.97%)
 Cognizant Technology Solutions /1/                            12,332                 419,288
 Perot Systems /1/                                             18,616                 298,415
 SRA International /1/                                          5,183                 278,638
                                                                                      996,341
COMPUTERS-INTEGRATED SYSTEMS (0.23%)
 RadiSys /1/                                                   17,410                 231,205
COMPUTERS-MEMORY DEVICES (0.23%)
 Storage Technology /1/                                         8,740                 236,155
COMPUTERS-PERIPHERAL EQUIPMENT (0.27%)
 Electronics for Imaging /1/                                   15,339                 276,716
CONSUMER PRODUCTS-MISCELLANEOUS (0.64%)
 Central Garden & Pet /1/                                       5,250                 187,530
 Scotts /1/                                                     7,310                 469,448
                                                                                      656,978
CONTAINERS-METAL & GLASS (0.92%)
 Ball                                                          17,657                 703,632
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (CONTINUED)
                                                                                 $
 Silgan Holdings                                                5,091                 241,593
                                                                                      945,225
COSMETICS & TOILETRIES (0.24%)
 Chattem /1/                                                    7,456                 249,478
DATA PROCESSING & MANAGEMENT (0.33%)
 Global Payments                                                6,235                 341,429
DECISION SUPPORT SOFTWARE (0.31%)
 Wind River Systems /1/                                        23,972                 320,985
DENTAL SUPPLIES & EQUIPMENT (0.68%)
 Sybron Dental Specialties /1/                                 21,354                 695,500
DIAGNOSTIC EQUIPMENT (0.12%)
 Gen-Probe /1/                                                  3,467                 121,484
DIALYSIS CENTERS (0.36%)
 DaVita /1/                                                    12,376                 366,577
DIRECT MARKETING (0.32%)
 Catalina Marketing                                            12,995                 332,802
DISTRIBUTION-WHOLESALE (2.21%)
 Aviall /1/                                                    11,939                 258,479
 Hughes Supply                                                 26,106                 741,671
 Owens & Minor                                                 15,888                 416,107
 United Stationers /1/                                         11,501                 511,795
 Watsco                                                        12,061                 343,256
                                                                                    2,271,308
DIVERSIFIED MANUFACTURING OPERATIONS (0.43%)
 Carlisle                                                       7,630                 443,532
E-MARKETING-INFORMATION (0.55%)
 Digital River /1/                                              3,736                 124,409
 Digitas /1/                                                   49,461                 445,149
                                                                                      569,558
E-SERVICES-CONSULTING (0.54%)
 Websense /1/                                                  13,619                 552,523
ELECTRIC PRODUCTS-MISCELLANEOUS (0.39%)
 Littelfuse /1/                                                12,139                 395,974
ELECTRIC-INTEGRATED (1.23%)
 Great Plains Energy                                            4,966                 141,481
 MDU Resources Group                                           29,640                 760,266
 OGE Energy                                                    14,047                 356,373
                                                                                    1,258,120
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.65%)
 DSP Group /1/                                                 20,934                 415,121
 Methode Electronics                                           19,047                 255,801
                                                                                      670,922
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.92%)
 Cree /1/                                                      16,517                 570,002
 Fairchild Semiconductor International /1/                     34,522                 496,081
 Microsemi /1/                                                 36,208                 562,672
 PMC - Sierra /1/                                              15,277                 156,742
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 Silicon Laboratories /1/                                       6,285                 188,362
                                                                                    1,973,859
ELECTRONIC CONNECTORS (0.63%)
 Amphenol /1/                                                  18,747                 643,584
ELECTRONIC MEASUREMENT INSTRUMENTS (0.27%)
 Tektronix                                                      9,113                 276,397
ELECTRONIC PARTS DISTRIBUTION (0.46%)
 Avnet /1/                                                     28,033                 475,440
ELECTRONICS-MILITARY (0.75%)
 Engineered Support Systems                                    15,971                 767,247
ENGINES-INTERNAL COMBUSTION (0.37%)
 Briggs & Stratton                                              5,238                 376,141
ENTERPRISE SOFTWARE & SERVICE (1.36%)
 Hyperion Solutions /1/                                        18,409                 738,753
 MicroStrategy /1/                                             10,965                 657,681
                                                                                    1,396,434
FILTRATION & SEPARATION PRODUCTS (0.49%)
 CLARCOR                                                       10,203                 503,008
FINANCE-AUTO LOANS (0.34%)
 Westcorp                                                       6,325                 252,494
 WFS Financial /1/                                              2,179                  96,007
                                                                                      348,501
FINANCE-CONSUMER LOANS (0.57%)
 Collegiate Funding Services /1/                               14,021                 173,159
 Portfolio Recovery Associates /1/                             12,216                 411,924
                                                                                      585,083
FINANCE-INVESTMENT BANKER & BROKER (0.11%)
 Raymond James Financial                                        4,137                 107,976
FINANCE-MORTGAGE LOAN/BANKER (0.49%)
 American Home Mortgage Investment                             18,387                 508,033
FINANCIAL GUARANTEE INSURANCE (0.16%)
 Triad Guaranty /1/                                             3,000                 163,530
FOOTWEAR & RELATED APPAREL (0.24%)
 Wolverine World Wide                                           8,070                 245,651
GARDEN PRODUCTS (0.33%)
 Toro                                                           4,963                 338,725
GAS-DISTRIBUTION (2.36%)
 AGL Resources                                                 16,789                 523,817
 Energen                                                       20,069               1,079,311
 ONEOK                                                         17,836                 478,361
 UGI /2/                                                        8,981                 346,936
                                                                                    2,428,425
HEALTH CARE COST CONTAINMENT (0.42%)
 First Health Group /1/                                        27,197                 432,976
HOTELS & MOTELS (0.20%)
 Choice Hotels International                                    4,156                 207,384
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (0.93%)
                                                                                 $
 Korn/Ferry International /1/                                  21,312                 370,829
 Labor Ready /1/                                               40,407                 579,840
                                                                                      950,669
INDEX FUND (1.07%)
 Regional Bank HOLDRs Trust                                     8,109               1,101,445
INSTRUMENTS-SCIENTIFIC (0.22%)
 Dionex /1/                                                     4,065                 227,640
INTERNET APPLICATION SOFTWARE (0.26%)
 eResearch Technology /1/                                      23,140                 270,507
INTERNET FINANCIAL SERVICES (0.21%)
 IndyMac Bancorp                                                6,754                 217,884
INTERNET SECURITY (0.37%)
 RSA Security /1/                                              18,571                 379,963
INTERNET TELEPHONY (0.48%)
 j2 Global Communications /1/                                  16,343                 492,741
INTIMATE APPAREL (0.19%)
 Warnaco Group /1/                                              9,353                 190,801
LIFE & HEALTH INSURANCE (0.66%)
 Stancorp Financial Group                                       6,521                 491,553
 Universal American Financial /1/                              15,566                 189,282
                                                                                      680,835
MACHINERY-CONSTRUCTION & MINING (0.80%)
 Joy Global                                                     8,024                 271,131
 Terex /1/                                                     14,582                 554,116
                                                                                      825,247
MACHINERY-GENERAL INDUSTRY (0.26%)
 Gardner Denver /1/                                             8,998                 269,760
MEDICAL INFORMATION SYSTEM (0.20%)
 Dendrite International /1/                                    13,669                 200,251
MEDICAL INSTRUMENTS (0.74%)
 dj Orthopedics /1/                                            10,457                 178,292
 Kensey Nash /1/                                               16,530                 472,758
 Techne /1/                                                     2,993                 107,808
                                                                                      758,858
MEDICAL LASER SYSTEMS (0.45%)
 Candela /1/                                                   45,491                 462,871
MEDICAL PRODUCTS (0.57%)
 Cooper                                                         3,921                 275,842
 INAMED /1/                                                     5,898                 313,479
                                                                                      589,321
MEDICAL-BIOMEDICAL/GENE (1.31%)
 Affymetrix /1/                                                19,466                 593,713
 Celera Genomics Group /1/                                     18,641                 238,978
 deCODE genetics /1/                                           24,182                 169,274
 Lexicon Genetics /1/                                          33,902                 220,702
 Maxim Pharmaceuticals /1/                                     49,076                 122,690
                                                                                    1,345,357
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (1.08%)
                                                                                 $
 Endo Pharmaceuticals Holdings /1/                             17,257                 376,203
 First Horizon Pharmaceutical /1/                              13,047                 320,695
 Hi-Tech Pharmacal /1/                                          8,610                 139,568
 Ligand Pharmaceuticals /1/                                    14,225                 126,816
 Salix Pharmaceuticals /1/                                      8,843                 141,753
                                                                                    1,105,035
MEDICAL-HMO (1.15%)
 Sierra Health Services /1/                                    16,097                 768,149
 WellChoice /1/                                                 9,999                 417,558
                                                                                    1,185,707
MEDICAL-HOSPITALS (1.05%)
 LifePoint Hospitals /1/                                       26,323                 853,392
 VCA Antech /1/                                                 9,845                 220,725
                                                                                    1,074,117
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.28%)
 Apria Healthcare Group /1/ /2/                                10,320                 282,355
METAL PROCESSORS & FABRICATION (0.81%)
 Commercial Metals                                             10,011                 361,897
 Quanex                                                         9,251                 469,026
                                                                                      830,923
METAL-ALUMINUM (0.42%)
 Century Aluminum /1/                                          18,799                 435,009
METAL-IRON (0.77%)
 Cleveland-Cliffs /1/                                           8,744                 637,438
 Gibraltar Industries                                           4,308                 150,823
                                                                                      788,261
MISCELLANEOUS INVESTING (4.29%)
 CRT Properties                                                10,927                 242,142
 Entertainment Properties Trust                                13,371                 533,503
 Federal Realty Investment Trust                                8,618                 408,924
 Gramercy Capital /1/                                          15,282                 249,097
 Healthcare Realty Trust                                        9,588                 386,876
 New Century Financial                                          6,704                 369,725
 Newcastle Investment                                          23,108                 707,336
 PS Business Parks                                              4,899                 215,164
 SL Green Realty                                                9,141                 501,110
 Thornburg Mortgage                                            15,721                 449,149
 Ventas                                                        12,706                 341,791
                                                                                    4,404,817
MOTION PICTURES & SERVICES (0.54%)
 Macrovision /1/                                               18,559                 501,835
 Metro-Goldwyn-Mayer /1/                                        4,086                  48,297
                                                                                      550,132
MULTI-LEVEL DIRECT SELLING (0.43%)
 Nu Skin Enterprises                                           23,094                 446,638
MULTIMEDIA (0.38%)
 Journal Communications                                         7,750                 124,930
 Media General                                                  4,490                 261,767
                                                                                      386,697
OFFICE AUTOMATION & EQUIPMENT (0.33%)
 Imagistics International /1/                                   9,725                 334,734
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE FURNISHINGS-ORIGINAL (0.54%)
                                                                                 $
 HNI                                                           13,701                 553,520
OFFICE SUPPLIES & FORMS (0.41%)
 John H. Harland                                               13,005                 419,151
OIL COMPANY-EXPLORATION & PRODUCTION (2.80%)
 Houston Exploration /1/                                        7,970                 467,042
 KCS Energy /1/                                                17,863                 243,115
 Meridian Resource /1/                                         45,550                 366,678
 Noble Energy                                                  13,780                 799,240
 Plains Exploration & Production /1/                           21,597                 539,925
 Pogo Producing                                                10,108                 463,452
                                                                                    2,879,452
OIL FIELD MACHINERY & EQUIPMENT (0.50%)
 FMC Technologies /1/                                           9,799                 296,224
 Universal Compression Holdings /1/                             6,231                 215,468
                                                                                      511,692
OIL REFINING & MARKETING (1.06%)
 Tesoro Petroleum /1/                                          35,875               1,086,295
OIL-FIELD SERVICES (0.72%)
 Cal Dive International /1/                                    20,885                 739,538
OPTICAL SUPPLIES (1.07%)
 Advanced Medical Optics /1/                                   11,596                 453,404
 Bausch & Lomb                                                 10,591                 645,627
                                                                                    1,099,031
PAPER & RELATED PRODUCTS (0.57%)
 Louisiana-Pacific                                             23,958                 587,211
PIPELINES (0.92%)
 Equitable Resources                                                7                     387
 Questar                                                       19,695                 945,360
                                                                                      945,747
POULTRY (0.56%)
 Pilgrims Pride                                                21,183                 572,788
PRINTING-COMMERCIAL (0.71%)
 Banta                                                         10,319                 419,777
 Consolidated Graphics /1/                                      7,209                 307,824
                                                                                      727,601
PROPERTY & CASUALTY INSURANCE (2.33%)
 Arch Capital Group /1/                                        12,251                 460,270
 First American                                                 9,074                 283,018
 Infinity Property & Casualty                                  18,898                 587,350
 Selective Insurance Group                                      6,215                 242,882
 W.R. Berkley                                                  19,208                 820,950
                                                                                    2,394,470
PUBLISHING-NEWSPAPERS (0.20%)
 Journal Register /1/                                          10,764                 202,363
RACETRACKS (0.45%)
 Penn National Gaming /1/                                      11,034                 458,242
RADIO (0.84%)
 Emmis Communications /1/                                      32,112                 600,494
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (CONTINUED)
                                                                                 $
 Radio One /1/                                                 17,705                 260,087
                                                                                      860,581
RENTAL-AUTO & EQUIPMENT (0.13%)
 Rent-A-Center /1/                                              5,354                 128,442
RESPIRATORY PRODUCTS (0.49%)
 Respironics /1/                                                9,795                 500,426
RETAIL-APPAREL & SHOE (2.21%)
 Claire's Stores /2/                                           34,344                 893,631
 Foot Locker                                                   27,238                 664,607
 Kenneth Cole Productions                                      14,231                 377,121
 Stein Mart /1/                                                20,406                 339,148
                                                                                    2,274,507
RETAIL-AUTO PARTS (0.21%)
 CSK Auto /1/                                                  14,792                 216,555
RETAIL-BOOKSTORE (1.04%)
 Barnes & Noble /1/                                            26,451                 880,025
 Borders Group                                                  8,189                 186,627
                                                                                    1,066,652
RETAIL-CATALOG SHOPPING (0.37%)
 Coldwater Creek /1/                                           16,301                 375,249
RETAIL-CONVENIENCE STORE (0.10%)
 Pantry /1/                                                     4,597                 105,685
RETAIL-HAIR SALONS (0.73%)
 Regis                                                         17,619                 754,093
RETAIL-JEWELRY (0.21%)
 Zale /1/                                                       7,703                 219,690
RETAIL-RESTAURANTS (1.39%)
 CBRL Group                                                    20,442                 741,227
 CEC Entertainment /1/                                          6,810                 258,916
 Ruby Tuesday                                                  17,378                 429,237
                                                                                    1,429,380
SAVINGS & LOANS-THRIFTS (0.84%)
 Independence Community Bank                                    8,867                 333,665
 PFF Bancorp                                                    7,418                 292,640
 Sterling Financial /1/                                         6,180                 232,183
                                                                                      858,488
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.37%)
 Exar /1/                                                       8,927                 134,084
 Micrel /1/                                                    22,036                 247,464
                                                                                      381,548
SEMICONDUCTOR EQUIPMENT (0.76%)
 Brooks Automation /1/                                          4,919                  73,195
 MKS Instruments /1/                                            6,950                 109,949
 Mykrolis /1/                                                   8,707                  91,510
 Varian Semiconductor Equipment  Associates
  /1/                                                          14,733                 509,909
                                                                                      784,563
STEEL PRODUCERS (0.45%)
 Schnitzer Steel Industries                                    16,375                 462,594
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (1.82%)
                                                                                 $
 Comtech Telecommunications /1/                                 5,328                 146,040
 Ditech Communications /1/                                     29,445                 675,468
 Plantronics                                                   11,145                 484,808
 Tekelec /1/                                                   16,984                 379,083
 Westell Technologies /1/                                      32,073                 179,930
                                                                                    1,865,329
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.35%)
 C-COR.net /1/                                                 35,939                 270,261
 Sycamore Networks /1/                                         24,244                  88,976
                                                                                      359,237
THEATERS (0.11%)
 Carmike Cinemas                                                3,182                 113,916
THERAPEUTICS (1.06%)
 Dyax /1/                                                      25,457                 146,123
 Eyetech Pharmaceuticals /1/                                    9,200                 390,448
 Medicines /1/                                                 16,887                 449,870
 NeoPharm /1/                                                  14,433                 104,856
                                                                                    1,091,297
TRANSACTIONAL SOFTWARE (0.28%)
 Transaction Systems Architects /1/                            17,579                 288,208
TRANSPORT-SERVICES (0.24%)
 Offshore Logistics /1/                                         6,927                 250,480
TRANSPORT-TRUCK (0.66%)
 J.B. Hunt Transport Services                                   6,833                 279,196
 Yellow Roadway /1/                                             8,247                 395,774
                                                                                      674,970
TRUCKING & LEASING (0.23%)
 Ryder System /2/                                               4,696                 235,270
VITAMINS & NUTRITION PRODUCTS (0.29%)
 USANA Health Sciences /1/                                     10,073                 300,478
WEB PORTALS (0.28%)
 United Online /1/                                             30,273                 284,263
                                                 TOTAL COMMON STOCKS               93,237,174

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (11.04%)
FINANCE-MORTGAGE LOAN/BANKER (11.04%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                           $                     $
  1.69%; 11/01/04                                          11,340,629              11,340,629
                                              TOTAL COMMERCIAL PAPER               11,340,629
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (101.83%)              104,577,803
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.83%)                                  (1,876,850)
                                          TOTAL NET ASSETS (100.00%)             $102,700,953
                                                                                 ---------------


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
14 Russell 2000    Buy        $3,988,847    $4,091,500     $102,653
December, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $12,792,816
Unrealized Depreciation                       (3,481,169)
                                             -----------
Net Unrealized Appreciation (Depreciation)     9,311,647
Cost for federal income tax purposes         $95,266,156


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Consumer, Cyclical                $ 17,635,144                 16.23%
 Financial                           16,430,741                 15.12
 Consumer, Non-cyclical              15,857,850                 14.59
 Industrial                          12,280,980                 11.30
 Government                          11,340,629                 10.44
 Technology                           9,047,200                  8.33
 Communications                       7,359,935                  6.77
 Energy                               6,162,723                  5.67
 Futures Contracts                    4,091,500                  3.77
 Utilities                            3,686,545                  3.39
 Basic Materials                      3,674,610                  3.38
 Funds                                1,101,446                  1.01
                   TOTAL           $108,669,303                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP GROWTH FUND

                                OCTOBER 31, 2004

                                                                          Shares

                                                                          Held                                    Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.54%)
AEROSPACE & DEFENSE EQUIPMENT (0.44%)
                                                                                                               $
 Orbital Sciences /1/                                                                     11,220                    116,127
AIRLINES (1.06%)
 Northwest Airlines /1/                                                                   17,350                    153,547
 Pinnacle Airlines /1/                                                                    11,550                    125,202
                                                                                                                    278,749
APPAREL MANUFACTURERS (1.21%)
 Oxford Industries                                                                         3,310                    122,768
 Quiksilver /1/                                                                            7,170                    195,382
                                                                                                                    318,150
APPLICATIONS SOFTWARE (1.67%)
 Progress Software /1/                                                                    10,870                    215,878
 Quest Software /1/                                                                       15,260                    223,864
                                                                                                                    439,742
AUDIO & VIDEO PRODUCTS (0.67%)
 Polycom /1/                                                                               8,470                    174,906
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.92%)
 Drew Industries /1/                                                                       3,240                    101,574
 ElkCorp                                                                                   4,950                    139,342
                                                                                                                    240,916
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.61%)
 Dycom Industries /1/                                                                      4,950                    161,618
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.65%)
 Eagle Materials                                                                           2,490                    172,084
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.43%)
 Winnebago Industries                                                                      3,580                    112,412
CHEMICALS-SPECIALTY (0.82%)
 MacDermid                                                                                 6,815                    215,081
CIRCUIT BOARDS (0.96%)
 Benchmark Electronics /1/                                                                 3,320                    112,780
 TTM Technologies /1/                                                                     14,870                    139,258
                                                                                                                    252,038
COMMERCIAL BANKS (4.80%)
 City Holding                                                                              6,984                    241,996
 City National                                                                             2,140                    147,446
 Hudson United Bancorp                                                                     3,768                    149,966
 MB Financial                                                                              5,940                    253,876
 Oriental Financial Group                                                                  4,720                    133,718
 Pacific Capital Bancorp.                                                                  7,950                    253,048
 R&G Financial                                                                             2,152                     80,958
                                                                                                                  1,261,008
COMMERCIAL SERVICES (0.69%)
 Plexus /1/                                                                               14,700                    182,133
COMMUNICATIONS SOFTWARE (0.84%)
 Avid Technology /1/                                                                       4,190                    221,986
COMPUTER SERVICES (1.36%)
 Anteon International /1/                                                                  4,070                    159,951
 Perot Systems /1/                                                                        12,390                    198,612
                                                                                                                    358,563
                                                                          Shares

                                                                          Held                                    Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.82%)
                                                                                                               $
 Micros Systems /1/                                                                        3,630                    214,606
COMPUTERS-MEMORY DEVICES (0.38%)
 Silicon Storage Technology /1/                                                           13,540                    100,873
CONSULTING SERVICES (0.74%)
 Huron Consulting Group /1/                                                                1,031                     20,104
 LECG /1/                                                                                  9,510                    173,938
                                                                                                                    194,042
CONTAINERS-METAL & GLASS (0.58%)
 Silgan Holdings                                                                           3,190                    151,381
DATA PROCESSING & MANAGEMENT (0.76%)
 Global Payments                                                                           3,626                    198,560
DENTAL SUPPLIES & EQUIPMENT (0.85%)
 Sybron Dental Specialties /1/                                                             6,825                    222,290
DIAGNOSTIC EQUIPMENT (1.26%)
 Cytyc /1/                                                                                 7,740                    201,936
 Gen-Probe /1/                                                                             3,690                    129,298
                                                                                                                    331,234
DIAGNOSTIC KITS (0.56%)
 Dade Behring Holdings /1/                                                                 2,620                    147,480
DISTRIBUTION-WHOLESALE (2.63%)
 Owens & Minor                                                                             6,620                    173,378
 Scansource /1/                                                                            2,980                    184,551
 United Stationers /1/                                                                     4,203                    187,034
 Watsco                                                                                    5,150                    146,569
                                                                                                                    691,532
DIVERSIFIED MANUFACTURING OPERATIONS (0.73%)
 Griffon /1/                                                                               8,670                    192,907
E-COMMERCE-SERVICES (0.05%)
 eLong /1/                                                                                   905                     12,308
E-MARKETING-INFORMATION (1.75%)
 Digital River /1/                                                                         6,640                    221,112
 Digitas /1/                                                                              26,635                    239,715
                                                                                                                    460,827
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.81%)
 Microsemi /1/                                                                             8,410                    130,691
 OmniVision Technologies /1/                                                              10,740                    170,766
 Semtech /1/                                                                               7,430                    155,138
 Silicon Image /1/                                                                        11,130                    152,481
 Skyworks Solutions /1/                                                                   14,640                    130,150
                                                                                                                    739,226
ELECTRONIC MEASUREMENT INSTRUMENTS (0.36%)
 Trimble Navigation /1/                                                                    3,340                     95,825
ELECTRONIC PARTS DISTRIBUTION (0.97%)
 Arrow Electronics /1/                                                                    10,680                    255,893
ELECTRONICS-MILITARY (0.45%)
 Engineered Support Systems                                                                2,460                    118,178
ENERGY-ALTERNATE SOURCES (0.59%)
 Headwaters /1/                                                                            4,930                    155,295
                                                                          Shares

                                                                          Held                                    Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.56%)
                                                                                                               $
 URS /1/                                                                                   5,380                    148,488
ENGINES-INTERNAL COMBUSTION (0.48%)
 Briggs & Stratton                                                                         1,760                    126,386
ENTERPRISE SOFTWARE & SERVICE (1.45%)
 Epicor Software /1/                                                                      14,680                    225,631
 Hyperion Solutions /1/                                                                    3,890                    156,106
                                                                                                                    381,737
ENTERTAINMENT SOFTWARE (0.68%)
 Activision /1/                                                                           12,390                    179,407
FILTRATION & SEPARATION PRODUCTS (0.57%)
 CLARCOR                                                                                   3,030                    149,379
FINANCE-AUTO LOANS (0.46%)
 WFS Financial /1/                                                                         2,730                    120,284
FINANCE-CONSUMER LOANS (0.52%)
 First Marblehead /1/                                                                      2,529                    135,554
FINANCE-MORTGAGE LOAN/BANKER (0.58%)
 American Home Mortgage Investment                                                         5,565                    153,761
FINANCE-OTHER SERVICES (0.47%)
 Asset Acceptance Capital /1/                                                              6,708                    122,253
FOOTWEAR & RELATED APPAREL (0.72%)
 Wolverine World Wide                                                                      6,190                    188,424
GARDEN PRODUCTS (0.59%)
 Toro                                                                                      2,280                    155,610
HOME FURNISHINGS (0.66%)
 Tempur-Pedic International /1/                                                           10,690                    173,606
HUMAN RESOURCES (1.18%)
 Administaff /1/                                                                           9,780                    111,981
 Labor Ready /1/                                                                          13,830                    198,460
                                                                                                                    310,441
INSTRUMENTS-SCIENTIFIC (0.61%)
 Dionex /1/                                                                                2,878                    161,168
INTERNET APPLICATION SOFTWARE (0.52%)
 WebEx Communications /1/                                                                  6,190                    136,180
INTERNET FINANCIAL SERVICES (0.36%)
 IndyMac Bancorp                                                                           2,964                     95,619
INTERNET INFRASTRUCTURE SOFTWARE (1.45%)
 F5 Networks /1/                                                                           4,950                    197,753
 TIBCO Software /1/                                                                       18,759                    182,337
                                                                                                                    380,090
INTIMATE APPAREL (0.41%)
 Warnaco Group /1/                                                                         5,250                    107,100
LEISURE & RECREATION PRODUCTS (0.49%)
 Multimedia Games /1/                                                                      9,680                    127,776
MACHINERY TOOLS & RELATED PRODUCTS (0.47%)
 Kennametal                                                                                2,660                    123,770
                                                                          Shares

                                                                          Held                                    Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.58%)
                                                                                                               $
 Joy Global                                                                                4,510                    152,393
MACHINERY-GENERAL INDUSTRY (1.40%)
 Gardner Denver /1/                                                                        5,970                    178,981
 Nordson                                                                                   5,430                    190,158
                                                                                                                    369,139
MEDICAL INFORMATION SYSTEM (0.51%)
 Dendrite International /1/                                                                9,210                    134,927
MEDICAL INSTRUMENTS (2.36%)
 Conmed /1/                                                                                5,440                    152,701
 dj Orthopedics /1/                                                                        7,299                    124,448
 Kensey Nash /1/                                                                           5,453                    155,955
 Techne /1/                                                                                5,192                    187,016
                                                                                                                    620,120
MEDICAL LASER SYSTEMS (0.65%)
 Candela /1/                                                                              14,870                    151,302
 IntraLase /1/                                                                               957                     18,403
                                                                                                                    169,705
MEDICAL PRODUCTS (3.54%)
 American Medical Systems Holding /1/                                                      4,720                    175,112
 Cooper                                                                                    1,611                    113,334
 Haemonetics /1/                                                                           4,770                    156,695
 INAMED /1/                                                                                3,084                    163,915
 PolyMedica                                                                                5,870                    205,450
 VNUS Medical Technologies /1/                                                               682                     10,250
 Wright Medical Group /1/                                                                  4,140                    106,936
                                                                                                                    931,692
MEDICAL-BIOMEDICAL/GENE (1.54%)
 Affymetrix /1/                                                                            5,400                    164,700
 Charles River Laboratories International /1/                                              1,494                     69,904
 Lexicon Genetics /1/                                                                     26,260                    170,953
                                                                                                                    405,557
MEDICAL-DRUGS (0.53%)
 Santarus /1/                                                                             14,319                    140,613
MEDICAL-HMO (0.81%)
 AMERIGROUP /1/                                                                            2,285                    137,100
 Sierra Health Services /1/                                                                1,603                     76,495
                                                                                                                    213,595
MEDICAL-HOSPITALS (1.94%)
 LifePoint Hospitals /1/                                                                   4,830                    156,589
 Symbion /1/                                                                              11,503                    178,757
 United Surgical Partners International /1/                                                4,950                    173,299
                                                                                                                    508,645
MEDICAL-NURSING HOMES (0.86%)
 Beverly Enterprises /1/                                                                  26,030                    226,201
METAL PROCESSORS & FABRICATION (0.81%)
 Commercial Metals                                                                         3,840                    138,816
 Mueller Industries                                                                        2,760                     73,582
                                                                                                                    212,398
METAL-ALUMINUM (0.49%)
 Century Aluminum /1/                                                                      5,600                    129,584
                                                                          Shares

                                                                          Held                                    Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MOTION PICTURES & SERVICES (0.92%)
                                                                                                               $
 Macrovision /1/                                                                           8,985                    242,954
MULTIMEDIA (0.54%)
 Journal Communications                                                                    8,740                    140,889
NETWORKING PRODUCTS (0.64%)
 Netgear /1/                                                                              12,410                    169,148
OFFICE AUTOMATION & EQUIPMENT (0.70%)
 Global Imaging Systems /1/                                                                5,210                    183,392
OFFICE FURNISHINGS-ORIGINAL (0.45%)
 HNI                                                                                       2,950                    119,180
OFFICE SUPPLIES & FORMS (0.54%)
 John H. Harland                                                                           4,400                    141,812
OIL & GAS (0.54%)
 Spinnaker Exploration /1/                                                                 4,410                    140,767
OIL COMPANY-EXPLORATION & PRODUCTION (2.00%)
 Magnum Hunter Resources /1/                                                              17,390                    210,419
 Unit /1/                                                                                  4,810                    178,403
 Whiting Petroleum /1/                                                                     4,610                    136,825
                                                                                                                    525,647
OIL FIELD MACHINERY & EQUIPMENT (0.80%)
 Carbo Ceramics                                                                            1,740                    125,715
 Universal Compression Holdings /1/                                                        2,480                     85,758
                                                                                                                    211,473
OPTICAL SUPPLIES (0.59%)
 Advanced Medical Optics /1/                                                               3,980                    155,618
PHYSICIAN PRACTICE MANAGEMENT (1.27%)
 American Healthways /1/                                                                   5,410                    163,274
 Pediatrix Medical Group /1/                                                               3,047                    171,394
                                                                                                                    334,668
PROPERTY & CASUALTY INSURANCE (1.51%)
 Arch Capital Group /1/                                                                    5,350                    201,000
 Bristol West Holdings                                                                     4,577                     78,724
 Direct General                                                                            3,940                    116,230
                                                                                                                    395,954
PUBLICLY TRADED INVESTMENT FUND (1.00%)
 iShares Russell 2000 Growth Index Fund                                                    2,180                    130,800
 iShares S&P SmallCap 600 Growth Index Fund                                                1,350                    130,882
                                                                                                                    261,682
RACETRACKS (0.83%)
 Penn National Gaming /1/                                                                  5,230                    217,202
RECREATIONAL VEHICLES (1.01%)
 Polaris Industries                                                                        2,160                    128,196
 Thor Industries                                                                           4,950                    137,659
                                                                                                                    265,855
RESEARCH & DEVELOPMENT (0.71%)
 Pharmaceutical Product Development /1/                                                    4,410                    186,234
RESPIRATORY PRODUCTS (0.78%)
 Respironics /1/                                                                           4,000                    204,360
                                                                          Shares

                                                                          Held                                    Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (2.28%)
                                                                                                               $
 Aeropostale /1/                                                                           4,084                    128,850
 bebe Stores                                                                               3,900                    120,393
 Jos. A. Bank Clothiers /1/                                                                4,077                    129,404
 New York & Co./1/                                                                         4,917                    101,782
 Pacific Sunwear of California /1/                                                         5,060                    118,606
                                                                                                                    599,035
RETAIL-AUTO PARTS (0.70%)
 Advance Auto Parts /1/                                                                    4,688                    183,395
RETAIL-COMPUTER EQUIPMENT (0.79%)
 Insight Enterprises /1/                                                                  11,140                    206,703
RETAIL-HAIR SALONS (0.78%)
 Regis                                                                                     4,790                    205,012
RETAIL-HOME FURNISHINGS (0.31%)
 Design Within Reach /1/                                                                   5,014                     80,475
RETAIL-JEWELRY (0.63%)
 Zale /1/                                                                                  5,780                    164,846
RETAIL-RESTAURANTS (1.32%)
 California Pizza Kitchen /1/                                                              5,430                    120,112
 CBRL Group                                                                                3,100                    112,406
 Landry's Seafood Restaurants                                                              4,190                    113,465
                                                                                                                    345,983
RETAIL-TOY STORE (0.15%)
 Build-A-Bear Workshop /1/                                                                 1,618                     39,495
SAVINGS & LOANS-THRIFTS (1.03%)
 Flagstar Bancorp.                                                                         5,240                    109,464
 Independence Community Bank                                                               4,320                    162,561
                                                                                                                    272,025
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.12%)
 Micrel /1/                                                                               13,820                    155,199
 Standard Microsystems /1/                                                                 6,321                    139,188
                                                                                                                    294,387
SEMICONDUCTOR EQUIPMENT (1.02%)
 MKS Instruments /1/                                                                       8,850                    140,007
 Varian Semiconductor Equipment
  Associates /1/                                                                           3,700                    128,057
                                                                                                                    268,064
STEEL PIPE & TUBE (0.52%)
 Maverick Tube /1/                                                                         5,160                    136,069
STEEL PRODUCERS (0.40%)
 Schnitzer Steel Industries                                                                3,705                    104,666
TELECOMMUNICATION EQUIPMENT (1.62%)
 CommScope /1/                                                                             5,110                     92,031
 Ditech Communications /1/                                                                 4,940                    113,324
 Tekelec /1/                                                                               9,910                    221,191
                                                                                                                    426,546
TELEVISION (0.36%)
 Sinclair Broadcast Group                                                                 13,370                     93,590
THERAPEUTICS (3.44%)
 Connetics /1/                                                                             7,680                    206,439
                                                                          Shares

                                                                          Held                                    Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                                                               $
 Dyax /1/                                                                                 12,660                     72,668
 Eyetech Pharmaceuticals /1/                                                               6,069                    257,568
 MGI Pharma /1/                                                                            7,220                    192,558
 Tanox /1/                                                                                11,140                    174,898
                                                                                                                    904,131
TRANSACTIONAL SOFTWARE (0.41%)
 Transaction Systems Architects /1/                                                        6,570                    107,715
TRANSPORT-MARINE (1.07%)
 General Maritime /1/                                                                      3,000                    114,000
 OMI                                                                                       9,340                    167,653
                                                                                                                    281,653
TRANSPORT-TRUCK (1.09%)
 Overnite                                                                                  4,010                    129,764
 Werner Enterprises                                                                        7,430                    157,516
                                                                                                                    287,280
                                                                             TOTAL COMMON STOCKS                 25,377,477

                                                                          Principal

                                                                          Amount                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
BONDS (0.09%)
METAL PROCESSORS & FABRICATION (0.09%)
 Mueller Industries
                                                                                       $                       $
  6.00%; 11/01/14                                                                         23,460                     23,082
                                                                                     TOTAL BONDS                     23,082


                                                                          Principal

                                                                          Amount                                  Value

-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.87%)
FINANCE-MORTGAGE LOAN/BANKER (2.87%)
 Investment in Joint Trading Account;
                                                      Federal Home Loan
  Bank
  1.69%; 11/01/04                                                                       $754,725                $   754,725
                                                                          TOTAL COMMERCIAL PAPER                    754,725
                                                                                                                -----------

                                                            TOTAL PORTFOLIO INVESTMENTS (99.50%)                 26,155,284
CASH AND RECEIVABLES, NET OF LIABILITIES (0.50%)                                                                    121,189
                                                                      TOTAL NET ASSETS (100.00%)                $26,276,473
                                                                                                               ---------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 2,966,580
Unrealized Depreciation                       (1,078,565)
                                             -----------
Net Unrealized Appreciation (Depreciation)     1,888,015
Cost for federal income tax purposes         $24,267,269


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                     $ 6,348,438                   24.27%
 Consumer, Cyclical                 4,823,494                   18.44
 Industrial                         3,974,235                   15.19
 Technology                         3,823,185                   14.62
 Financial                          2,556,458                    9.77
 Communications                     1,994,483                    7.63
 Energy                             1,169,251                    4.47
 Government                           754,725                    2.89
 Basic Materials                      449,332                    1.72
 Funds                                261,683                    1.00
                 TOTAL            $26,155,284                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.


                                      376

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          SMALLCAP S&P 600 INDEX FUND

                                OCTOBER 31, 2004

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (99.54%)
AEROSPACE & DEFENSE (0.31%)
                                                                                $
 Esterline Technologies /1/                                    5,798                 183,217
 Teledyne Technologies /1/                                     8,895                 227,445
                                                                                     410,662
AEROSPACE & DEFENSE EQUIPMENT (1.26%)
 AAR /1/                                                       8,833                 103,788
 Armor Holdings /1/                                            8,974                 332,217
 Curtiss-Wright                                                5,853                 326,656
 DRS Technologies /1/                                          7,450                 269,839
 GenCorp                                                      12,278                 170,664
 Kaman                                                         6,222                  68,442
 Moog /1/                                                      7,037                 264,099
 Triumph Group /1/                                             4,345                 149,294
                                                                                   1,684,999
AGRICULTURAL OPERATIONS (0.21%)
 Delta & Pine Land                                            10,532                 277,201
AIRLINES (0.32%)
 FLYi /1/                                                     12,420                  17,388
 Frontier Airlines /1/                                         9,754                  81,543
 Mesa Air Group /1/                                            8,650                  49,651
 Skywest                                                      15,981                 272,955
                                                                                     421,537
APPAREL MANUFACTURERS (1.04%)
 Ashworth /1/                                                  3,684                  30,946
 Gymboree /1/                                                  8,379                 101,386
 Haggar                                                        1,972                  32,025
 Kellwood                                                      7,530                 236,894
 Oshkosh B'gosh                                                3,219                  58,457
 Oxford Industries                                             4,441                 164,717
 Phillips-Van Heusen                                           8,430                 192,120
 Quiksilver /1/                                               15,545                 423,601
 Russell                                                       8,942                 154,607
                                                                                   1,394,753
APPLIANCES (0.04%)
 Applica /1/                                                   6,592                  26,764
 Fedders                                                       8,352                  29,984
                                                                                      56,748
APPLICATIONS SOFTWARE (0.57%)
 EPIQ Systems /1/                                              4,892                  73,282
 Mapinfo /1/                                                   5,533                  54,721
 MRO Software /1/                                              6,843                  74,589
 Pinnacle Systems /1/                                         18,847                  87,827
 Progress Software /1/                                         9,935                 197,309
 Roxio /1/                                                     9,497                  57,837
 Serena Software /1/                                          12,168                 215,860
                                                                                     761,425
ATHLETIC EQUIPMENT (0.13%)
 Nautilus Group                                                8,969                 176,240
ATHLETIC FOOTWEAR (0.18%)
 K-Swiss                                                       9,551                 238,774
AUDIO & VIDEO PRODUCTS (0.00%)
 Vialta /1/                                                       11                       3
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO REPAIR CENTERS (0.06%)
                                                                                $
 Midas /1/                                                     4,295                  81,303
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.43%)
 Oshkosh Truck                                                 9,655                 568,679
AUTO-TRUCK TRAILERS (0.17%)
 Wabash National /1/                                           9,251                 227,389
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.06%)
 Standard Motor Products                                       5,415                  82,524
BANKS (0.14%)
 Boston Private Financial Holdings                             7,492                 183,853
BATTERIES & BATTERY SYSTEMS (0.25%)
 Rayovac /1/                                                   9,472                 235,948
 Wilson Greatbatch Technologies /1/                            5,857                  99,276
                                                                                     335,224
BROADCASTING SERVICES & PROGRAMMING (0.05%)
 4 Kids Entertainment /1/                                      3,716                  67,965
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.43%)
 ElkCorp                                                       5,399                 151,982
 Simpson Manufacturing                                         6,526                 419,491
                                                                                     571,473
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.11%)
 Insituform Technologies /1/                                   7,326                 145,200
BUILDING PRODUCTS-AIR & HEATING (0.17%)
 Lennox International                                         16,113                 232,993
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.68%)
 Florida Rock Industries                                      11,856                 612,362
 Texas Industries                                              5,843                 297,584
                                                                                     909,946
BUILDING PRODUCTS-DOORS & WINDOWS (0.07%)
 Apogee Enterprises                                            7,499                  96,061
BUILDING PRODUCTS-WOOD (0.13%)
 Universal Forest Products                                     4,899                 179,670
BUILDING-MAINTENANCE & SERVICE (0.21%)
 ABM Industries                                               13,291                 275,787
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.74%)
 Champion Enterprises /1/                                     19,527                 212,649
 Coachmen Industries                                           4,293                  62,120
 Fleetwood Enterprises /1/                                    15,174                 191,041
 Monaco Coach                                                  8,050                 142,888
 Skyline                                                       2,297                  92,064
 Winnebago Industries                                          9,222                 289,571
                                                                                     990,333
BUILDING-RESIDENTIAL & COMMERCIAL (1.95%)
 MDC Holdings                                                  8,925                 684,994
 Meritage /1/                                                  3,549                 314,796
 NVR /1/                                                       1,748               1,095,996
 Standard-Pacific                                              9,203                 516,748
                                                                                   2,612,534
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUSINESS TO BUSINESS-E COMMERCE (0.02%)
                                                                                $
 QRS /1/                                                       4,368                  30,444
CASINO HOTELS (0.22%)
 Aztar /1/                                                     9,481                 293,436
CASINO SERVICES (0.20%)
 Shuffle Master /1/                                            6,354                 267,439
CELLULAR TELECOMMUNICATIONS (0.03%)
 Boston Communications Group /1/                               4,799                  43,670
CHEMICALS-DIVERSIFIED (0.31%)
 Georgia Gulf                                                  9,067                 410,463
CHEMICALS-FIBERS (0.05%)
 Wellman                                                       8,769                  64,715
CHEMICALS-PLASTICS (0.27%)
 A. Schulman                                                   8,309                 164,934
 PolyOne /1/                                                  25,106                 190,052
                                                                                     354,986
CHEMICALS-SPECIALTY (0.80%)
 Arch Chemicals                                                6,413                 181,809
 H.B. Fuller                                                   7,836                 210,788
 MacDermid                                                     8,300                 261,948
 OM Group /1/                                                  7,766                 256,200
 OMNOVA Solutions /1/                                         11,038                  57,839
 Penford                                                       2,405                  37,566
 Quaker Chemical                                               2,644                  59,702
                                                                                   1,065,852
CIRCUIT BOARDS (0.41%)
 Benchmark Electronics /1/                                    11,259                 382,468
 Park Electrochemical                                          5,448                 114,462
 SBS Technologies /1/                                          4,181                  55,733
                                                                                     552,663
COAL (0.42%)
 Massey Energy                                                20,789                 559,848
COLLECTIBLES (0.08%)
 Action Performance                                            5,029                  46,518
 Department 56 /1/                                             3,674                  55,441
                                                                                     101,959
COMMERCIAL BANKS (6.69%)
 Chittenden                                                   12,646                 358,135
 Community Bank System                                         8,376                 231,261
 Community First Bankshares                                   10,112                 325,809
 East-West Bancorp                                            13,784                 551,911
 First Bancorp.                                               11,016                 600,702
 First Midwest Bancorp                                        12,732                 444,474
 First Republic Bank                                           4,339                 209,140
 Fremont General                                              21,115                 453,973
 Gold Banc                                                    10,985                 159,832
 Hudson United Bancorp                                        12,313                 490,057
 Irwin Financial                                               7,753                 193,282
 Nara Bancorp.                                                 6,358                 121,501
 PrivateBancorp                                                5,564                 179,995
 Provident Bankshares                                          9,043                 314,063
 Republic Bancorp.                                            17,538                 293,060
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                $
 Riggs National                                                8,015                 169,197
 South Financial Group                                        19,352                 580,947
 Southwest Bancorp. of Texas                                  18,945                 444,071
 Sterling Bancshares                                          12,290                 174,149
 Susquehanna Bancshares                                       12,722                 316,396
 Trustco Bank                                                 20,356                 272,567
 UCBH Holdings                                                12,399                 534,273
 Umpqua Holdings                                              11,992                 298,361
 United Bankshares                                            11,879                 435,603
 Whitney Holding                                              11,188                 487,909
 Wintrust Financial                                            5,622                 320,454
                                                                                   8,961,122
COMMERCIAL SERVICE-FINANCE (0.38%)
 Coinstar /1/                                                  5,872                 151,674
 NCO Group /1/                                                 8,724                 233,367
 PRG-Schultz International /1/                                16,948                  87,791
 Rewards Network /1/                                           6,786                  37,527
                                                                                     510,359
COMMERCIAL SERVICES (0.69%)
 Arbitron /1/                                                  8,539                 308,856
 Central Parking                                              10,018                 135,744
 CPI                                                           2,132                  26,224
 Insurance Auto Auctions /1/                                   3,186                  61,203
 Memberworks /1/                                               2,884                  85,943
 Pre-Paid Legal Services /1/                                   4,249                 118,505
 Sourcecorp /1/                                                4,320                  72,490
 StarTek                                                       3,962                 109,549
                                                                                     918,514
COMMUNICATIONS SOFTWARE (0.60%)
 Avid Technology /1/                                           9,187                 486,727
 Captaris /1/                                                  8,641                  39,749
 Digi International /1/                                        5,935                  81,250
 Inter-Tel                                                     7,045                 190,215
                                                                                     797,941
COMPUTER AIDED DESIGN (0.18%)
 ANSYS /1/                                                     8,483                 234,131
COMPUTER DATA SECURITY (0.01%)
 SCM Microsystems /1/                                          4,224                  15,587
COMPUTER SERVICES (0.97%)
 CACI International /1/                                        7,980                 486,541
 Carreker /1/                                                  6,729                  60,763
 CIBER /1/                                                    16,513                 149,278
 FactSet Research Systems                                      8,508                 424,039
 Manhattan Associates /1/                                      8,245                 169,600
                                                                                   1,290,221
COMPUTER SOFTWARE (0.03%)
 Phoenix Technologies /1/                                      6,722                  40,991
COMPUTERS-INTEGRATED SYSTEMS (0.97%)
 Agilysys                                                      8,823                 150,785
 Brooktrout /1/                                                3,560                  32,859
 Catapult Communications /1/                                   3,957                  97,184
 Kronos /1/                                                    8,531                 418,446
 Mercury Computer Systems /1/                                  5,811                 146,757
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                                $
 Micros Systems /1/                                            5,071                 299,798
 NYFIX /1/                                                     8,856                  42,332
 Radiant Systems /1/                                           7,238                  37,059
 RadiSys /1/                                                   5,189                  68,910
                                                                                   1,294,130
COMPUTERS-MEMORY DEVICES (0.18%)
 Hutchison Technology /1/                                      7,142                 240,043
COMPUTERS-PERIPHERAL EQUIPMENT (0.16%)
 Synaptics /1/                                                 6,803                 215,247
COMPUTERS-VOICE RECOGNITION (0.08%)
 Talx                                                          3,762                 106,653
CONSULTING SERVICES (0.30%)
 Maximus /1/                                                   5,942                 161,504
 Watson Wyatt                                                  8,821                 234,198
                                                                                     395,702
CONSUMER PRODUCTS-MISCELLANEOUS (0.52%)
 Fossil /1/                                                   19,388                 576,987
 Russ Berrie                                                   5,705                 118,949
                                                                                     695,936
CRYSTAL & GIFTWARE (0.02%)
 Enesco Group /1/                                              3,909                  25,369
DATA PROCESSING & MANAGEMENT (0.85%)
 eFunds /1/                                                   13,200                 259,908
 FileNet /1/                                                  10,799                 300,536
 Global Payments                                              10,479                 573,830
                                                                                   1,134,274
DECISION SUPPORT SOFTWARE (0.05%)
 SPSS /1/                                                      4,815                  65,051
DENTAL SUPPLIES & EQUIPMENT (0.26%)
 Sybron Dental Specialties /1/                                10,661                 347,229
DIAGNOSTIC EQUIPMENT (0.19%)
 Immucor /1/                                                   8,164                 251,859
DIAGNOSTIC KITS (0.77%)
 Biosite Diagnostics /1/                                       4,352                 212,421
 Diagnostic Products                                           7,973                 352,008
 IDEXX Laboratories /1/                                        9,383                 467,649
                                                                                   1,032,078
DIRECT MARKETING (0.20%)
 ADVO                                                          8,368                 267,358
DISPOSABLE MEDICAL PRODUCTS (0.12%)
 ICU Medical /1/                                               3,761                  84,434
 Merit Medical Systems /1/                                     7,218                  74,706
                                                                                     159,140
DISTRIBUTION-WHOLESALE (1.70%)
 Advanced Marketing Services                                   5,218                  54,789
 Bell Microproducts /1/                                        7,663                  67,281
 Building Material Holding                                     3,688                 106,583
 Hughes Supply                                                17,949                 509,931
 Owens & Minor                                                10,775                 282,197
 Scansource /1/                                                3,433                 212,606
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                                $
 SCP Pool /1/                                                 14,471                 422,408
 United Stationers /1/                                         9,101                 404,995
 Watsco                                                        7,309                 208,014
                                                                                   2,268,804
DIVERSIFIED MANUFACTURING OPERATIONS (1.42%)
 A.O. Smith                                                    8,063                 213,992
 Acuity Brands                                                11,666                 309,499
 Barnes Group                                                  6,340                 164,840
 Griffon /1/                                                   8,036                 178,801
 Lydall /1/                                                    4,426                  41,649
 Myers Industries                                              9,130                  97,052
 Roper Industries                                             10,138                 625,109
 Standex International                                         3,339                  87,448
 Tredegar                                                     10,524                 176,277
                                                                                   1,894,667
DIVERSIFIED MINERALS (0.11%)
 AMCOL International                                           8,017                 141,019
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.34%)
 Chemed                                                        3,406                 205,893
 Viad                                                          6,064                 130,558
 Volt Information Sciences /1/                                 4,170                 121,139
                                                                                     457,590
DRUG DELIVERY SYSTEMS (0.11%)
 Noven Pharmaceuticals /1/                                     6,411                 144,568
E-COMMERCE-SERVICES (0.05%)
 Pegasus Solutions /1/                                         6,092                  63,418
E-SERVICES-CONSULTING (0.31%)
 Digital Insight /1/                                           9,702                 151,933
 Websense /1/                                                  6,375                 258,634
                                                                                     410,567
ELECTRIC PRODUCTS-MISCELLANEOUS (0.15%)
 Littelfuse /1/                                                6,103                 199,080
ELECTRIC-INTEGRATED (1.27%)
 ALLETE                                                        8,127                 276,155
 Avista                                                       13,260                 235,763
 Central Vermont Public Service                                3,322                  73,018
 CH Energy Group                                               4,317                 192,668
 Cleco                                                        12,903                 235,093
 El Paso Electric /1/                                         13,038                 217,083
 Green Mountain Power                                          1,392                  36,053
 UIL Holdings                                                  3,978                 201,605
 UniSource Energy                                              9,385                 230,777
                                                                                   1,698,214
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.92%)
 Bel Fuse                                                      3,102                 104,072
 CTS                                                           9,888                 130,620
 Cubic                                                         7,318                 160,996
 Daktronics /1/                                                5,182                 127,892
 DSP Group /1/                                                 7,802                 154,714
 Methode Electronics                                           9,719                 130,526
 Planar Systems /1/                                            4,006                  38,938
 Rogers /1/                                                    4,586                 196,831
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                                $
 Technitrol /1/                                               11,073                 180,711
                                                                                   1,225,300
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.75%)
 Actel /1/                                                     7,117                 107,965
 Alliance Semiconductor /1/                                    9,667                  33,351
 ESS Technology /1/                                           10,821                  70,769
 Kopin /1/                                                    19,206                  70,294
 Microsemi /1/                                                16,335                 253,846
 Skyworks Solutions /1/                                       42,619                 378,883
 Supertex /1/                                                  3,541                  75,972
 Three-Five Systems /1/                                        5,963                  13,417
                                                                                   1,004,497
ELECTRONIC MEASUREMENT INSTRUMENTS (0.94%)
 Analogic                                                      3,736                 158,948
 Flir Systems /1/                                              9,247                 492,033
 Itron /1/                                                     5,746                 120,321
 Keithley Instruments                                          4,441                  77,673
 Trimble Navigation /1/                                       14,015                 402,090
                                                                                   1,251,065
ELECTRONIC SECURITY DEVICES (0.17%)
 InVision Technologies /1/                                     4,833                 223,188
ELECTRONICS-MILITARY (0.37%)
 EDO                                                           5,465                 152,911
 Engineered Support Systems                                    7,135                 342,765
                                                                                     495,676
ENERGY-ALTERNATE SOURCES (0.22%)
 Headwaters /1/                                                9,203                 289,895
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.37%)
 EMCOR Group /1/                                               4,146                 164,057
 URS /1/                                                      11,766                 324,742
                                                                                     488,799
ENGINES-INTERNAL COMBUSTION (0.38%)
 Briggs & Stratton                                             7,016                 503,819
ENTERPRISE SOFTWARE & SERVICE (0.56%)
 Concord Communications /1/                                    5,013                  41,207
 Hyperion Solutions /1/                                       10,684                 428,749
 JDA Software Group /1/                                        7,960                  89,391
 ManTech International /1/                                     8,864                 191,640
                                                                                     750,987
ENTERTAINMENT SOFTWARE (0.45%)
 Take-Two Interactive Software /1/                            12,299                 405,375
 THQ /1/                                                      10,723                 202,665
                                                                                     608,040
ENVIRONMENTAL CONSULTING & ENGINEERING (0.15%)
 Tetra Tech /1/                                               15,406                 202,435
FILTRATION & SEPARATION PRODUCTS (0.46%)
 CLARCOR                                                       6,964                 343,325
 CUNO /1/                                                      4,645                 267,088
                                                                                     610,413
FINANCE-CONSUMER LOANS (0.09%)
 World Acceptance /1/                                          5,055                 118,287
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (0.38%)
                                                                                $
 Investment Technology Group /1/                              11,469                 176,623
 Piper Jaffray /1/                                             5,437                 237,760
 SWS Group                                                     4,698                  90,202
                                                                                     504,585
FINANCE-LEASING COMPANY (0.13%)
 Financial Federal /1/                                         4,726                 176,327
FIREARMS & AMMUNITION (0.05%)
 Sturm Ruger                                                   7,372                  65,021
FOOD-BAKING (0.23%)
 Flowers Foods                                                12,003                 304,396
FOOD-MISCELLANEOUS/DIVERSIFIED (0.97%)
 American Italian Pasta                                        4,944                 100,363
 Corn Products International                                  10,099                 496,871
 Hain Celestial Group /1/                                      9,982                 161,509
 J & J Snack Foods /1/                                         2,463                 108,938
 Lance                                                         8,099                 136,711
 Ralcorp Holdings /1/                                          8,014                 294,515
                                                                                   1,298,907
FOOD-RETAIL (0.05%)
 Great Atlantic & Pacific Tea /1/                             10,564                  68,666
FOOD-WHOLESALE & DISTRIBUTION (0.52%)
 Nash Finch                                                    3,370                 103,998
 Performance Food Group /1/                                   12,713                 295,704
 United Natural Foods /1/                                     10,953                 297,812
                                                                                     697,514
FOOTWEAR & RELATED APPAREL (0.32%)
 Stride Rite                                                  10,334                 106,957
 Wolverine World Wide                                         10,718                 326,256
                                                                                     433,213
FORESTRY (0.10%)
 Deltic Timber                                                 3,323                 132,222
GARDEN PRODUCTS (0.32%)
 Toro                                                          6,257                 427,040
GAS-DISTRIBUTION (3.07%)
 Atmos Energy                                                 20,967                 541,158
 Cascade Natural Gas                                           3,080                  62,401
 Energen                                                       9,966                 535,971
 Laclede Group                                                 5,747                 173,272
 New Jersey Resources                                          7,579                 311,573
 Northwest Natural                                             7,490                 237,433
 NUI                                                           4,374                  58,874
 Piedmont Natural Gas                                         10,500                 478,065
 Southern Union /1/                                           22,432                 492,831
 Southwest Gas                                                 9,668                 236,189
 Southwestern Energy /1/                                       9,907                 455,128
 UGI                                                          13,958                 539,198
                                                                                   4,122,093
HEALTH CARE COST CONTAINMENT (0.07%)
 Hooper Holmes                                                17,815                  93,529
HOME FURNISHINGS (0.48%)
 Bassett Furniture Industries                                  3,199                  59,182
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (CONTINUED)
                                                                                $
 Ethan Allen Interiors                                        10,213                 389,013
 La-Z-Boy                                                     14,246                 187,905
                                                                                     636,100
HOSPITAL BEDS & EQUIPMENT (0.29%)
 Invacare                                                      8,539                 394,331
HOTELS & MOTELS (0.13%)
 Marcus                                                        8,163                 173,545
HOUSEWARES (0.11%)
 Libbey                                                        3,766                  68,353
 National Presto Industries                                    1,867                  75,072
                                                                                     143,425
HUMAN RESOURCES (0.58%)
 Administaff /1/                                               7,202                  82,463
 CDI                                                           5,396                  89,034
 Cross Country Healthcare /1/                                  8,774                 130,118
 Heidrick & Struggles /1/                                      5,235                 149,904
 Labor Ready /1/                                              11,475                 164,666
 On Assignment /1/                                             6,911                  34,693
 Spherion /1/                                                 16,684                 119,958
                                                                                     770,836
IDENTIFICATION SYSTEM-DEVELOPMENT (0.58%)
 Brady                                                         6,520                 353,580
 Checkpoint Systems /1/                                       10,294                 176,027
 Paxar /1/                                                    10,860                 239,463
                                                                                     769,070
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.10%)
 Sonic Solutions /1/                                           6,419                 127,417
INDUSTRIAL AUTOMATION & ROBOTS (0.28%)
 Cognex                                                       12,601                 322,586
 Gerber Scientific /1/                                         6,089                  47,616
                                                                                     370,202
INSTRUMENTS-CONTROLS (0.52%)
 BEI Technologies                                              4,048                 120,995
 Photon Dynamics /1/                                           4,604                  84,253
 Watts Industries                                              8,847                 229,491
 Woodward Governor                                             3,095                 187,402
 X-Rite                                                        5,687                  74,955
                                                                                     697,096
INSTRUMENTS-SCIENTIFIC (0.39%)
 Dionex /1/                                                    5,751                 322,056
 FEI /1/                                                       9,111                 176,389
 Meade Instruments /1/                                         5,475                  19,327
                                                                                     517,772
INSURANCE BROKERS (0.23%)
 Hilb, Rogal & Hamilton                                        9,810                 310,977
INTERNET APPLICATION SOFTWARE (0.38%)
 Netegrity /1/                                                10,493                 111,750
 Verity /1/                                                   10,091                 130,376
 WebEx Communications /1/                                     12,140                 267,080
                                                                                     509,206
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
INTERNET CONNECTIVE SERVICES (0.03%)
                                                                                $
 PC-Tel /1/                                                    5,716                  44,070
INTERNET SECURITY (0.25%)
 Internet Security Systems /1/                                12,935                 281,466
 Zixit /1/                                                     8,746                  47,228
                                                                                     328,694
INTERNET TELEPHONY (0.14%)
 j2 Global Communications /1/                                  6,366                 191,935
LASERS-SYSTEMS & COMPONENTS (0.46%)
 Coherent /1/                                                  8,306                 200,424
 Cymer /1/                                                    10,077                 287,396
 Electro Scientific Industries /1/                             7,737                 131,220
                                                                                     619,040
LEISURE & RECREATION PRODUCTS (0.41%)
 K2 /1/                                                       12,780                 207,292
 Multimedia Games /1/                                          7,693                 101,548
 WMS Industries /1/                                            8,247                 241,225
                                                                                     550,065
LIFE & HEALTH INSURANCE (0.64%)
 Delphi Financial Group                                        8,650                 353,526
 Presidential Life                                             8,037                 128,431
 UICI                                                         12,707                 375,873
                                                                                     857,830
LINEN SUPPLY & RELATED ITEMS (0.21%)
 Angelica                                                      2,454                  58,896
 G & K Services                                                5,716                 224,582
                                                                                     283,478
MACHINERY TOOLS & RELATED PRODUCTS (0.14%)
 Milacron /1/                                                  9,798                  26,945
 Milacron - Rights /1/ /2/                                     4,202                       -
 Regal Beloit                                                  6,700                 156,780
                                                                                     183,725
MACHINERY-CONSTRUCTION & MINING (0.21%)
 Astec Industries /1/                                          5,436                  78,768
 JLG Industries                                               11,962                 199,526
                                                                                     278,294
MACHINERY-ELECTRICAL (0.16%)
 Baldor Electric                                               9,024                 211,432
MACHINERY-FARM (0.06%)
 Lindsay Manufacturing                                         3,222                  75,975
MACHINERY-GENERAL INDUSTRY (1.21%)
 Albany International                                          9,074                 272,401
 Applied Industrial Technologies                               5,368                 199,690
 Gardner Denver /1/                                            5,422                 162,552
 Idex                                                         13,810                 509,589
 Manitowoc                                                     7,324                 258,537
 Robbins & Myers                                               3,975                  82,879
 Stewart & Stevenson Services                                  7,879                 133,943
                                                                                   1,619,591
MACHINERY-PUMPS (0.12%)
 Thomas Industries                                             4,782                 161,632
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (0.58%)
                                                                                $
 Cerner /1/                                                    9,887                 446,398
 Dendrite International /1/                                   11,399                 166,995
 NDCHealth                                                     9,864                 165,617
                                                                                     779,010
MEDICAL INSTRUMENTS (0.95%)
 ArthroCare /1/                                                5,916                 182,272
 Conmed /1/                                                    8,171                 229,360
 Datascope                                                     4,052                 131,528
 dj Orthopedics /1/                                            5,999                 102,283
 Kensey Nash /1/                                               3,142                  89,861
 SurModics /1/                                                 4,800                 128,880
 Techne /1/                                                   11,259                 405,549
                                                                                   1,269,733
MEDICAL LABORATORY & TESTING SERVICE (0.11%)
 LabOne /1/                                                    4,684                 140,520
MEDICAL LASER SYSTEMS (0.03%)
 BioLase Technology                                            6,663                  45,442
MEDICAL PRODUCTS (1.74%)
 American Medical Systems Holding /1/                          9,217                 341,951
 Cooper                                                        8,950                 629,633
 Cyberonics /1/                                                6,531                 122,587
 Haemonetics /1/                                               6,906                 226,862
 Mentor                                                       11,599                 403,645
 Osteotech /1/                                                 4,699                  21,286
 PolyMedica                                                    7,472                 261,520
 Possis Medical /1/                                            4,975                  55,123
 Viasys Healthcare /1/                                         8,453                 144,462
 Vital Signs                                                   3,480                 120,495
                                                                                   2,327,564
MEDICAL-BIOMEDICAL/GENE (0.59%)
 Arqule /1/                                                    7,897                  35,537
 Cambrex                                                       7,152                 159,990
 CryoLife /1/                                                  6,377                  43,938
 Enzo Biochem /1/                                              8,871                 156,924
 Integra LifeSciences Holdings /1/                             7,880                 252,790
 Regeneron Pharmaceutical /1/                                 15,256                 110,911
 Savient Pharmaceuticals /1/                                  16,505                  32,515
                                                                                     792,605
MEDICAL-DRUGS (0.69%)
 Bradley Pharmaceuticals /1/                                   4,297                  71,158
 Medicis Pharmaceutical                                       15,545                 632,215
 Priority Healthcare /1/                                      11,952                 215,853
                                                                                     919,226
MEDICAL-GENERIC DRUGS (0.18%)
 Alpharma                                                     14,375                 243,656
MEDICAL-HMO (0.77%)
 AMERIGROUP /1/                                                6,814                 408,840
 Centene /1/                                                   5,597                 265,466
 Sierra Health Services /1/                                    7,339                 350,217
                                                                                   1,024,523
MEDICAL-HOSPITALS (0.44%)
 Curative Health Services /1/                                  3,538                  19,601
 Province Healthcare /1/                                      13,615                 291,906
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                                $
 United Surgical Partners International /1/                    7,759                 271,643
                                                                                     583,150
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.38%)
 Amedisys /1/                                                  4,059                 122,704
 Amsurg /1/                                                    8,312                 194,418
 Gentiva Health Services /1/                                   6,716                 113,937
 Odyssey HealthCare /1/                                       10,036                  77,478
                                                                                     508,537
METAL PROCESSORS & FABRICATION (1.22%)
 Commercial Metals                                             8,003                 289,308
 Kaydon                                                        7,727                 228,719
 Mueller Industries                                            9,584                 255,509
 Quanex                                                        4,502                 228,251
 Timken                                                       24,669                 592,056
 Wolverine Tube /1/                                            4,057                  40,367
                                                                                   1,634,210
METAL PRODUCTS-DISTRIBUTION (0.12%)
 A.M. Castle /1/                                               4,326                  48,711
 Lawson Products                                               2,581                 111,757
                                                                                     160,468
METAL-ALUMINUM (0.18%)
 Century Aluminum /1/                                          8,679                 200,832
 Commonwealth Industries /1/                                   4,452                  41,582
                                                                                     242,414
METAL-IRON (0.16%)
 Cleveland-Cliffs /1/                                          2,931                 213,670
MISCELLANEOUS INVESTING (3.08%)
 Capital Automotive                                           10,464                 337,569
 Colonial Properties Trust                                     7,452                 290,479
 Commercial Net Lease Realty                                  14,204                 273,143
 Entertainment Properties Trust                                6,723                 268,248
 Essex Property Trust                                          6,284                 493,043
 Gables Residential Trust                                      8,020                 292,730
 Glenborough Realty Trust                                      8,745                 183,645
 Kilroy Realty                                                 7,784                 309,414
 Lexington Corporate Properties Trust                         13,235                 296,993
 New Century Financial                                        13,001                 717,005
 Shurgard Storage Centers                                     12,594                 499,982
 Sovran Self Storage                                           4,152                 162,219
                                                                                   4,124,470
MISCELLANEOUS MANUFACTURERS (0.35%)
 AptarGroup                                                    9,973                 467,933
NETWORKING PRODUCTS (0.78%)
 Adaptec /1/                                                  30,122                 234,952
 Aeroflex /1/                                                 20,329                 225,652
 Anixter International                                        10,139                 391,771
 Black Box                                                     4,806                 188,780
                                                                                   1,041,155
NON-FERROUS METALS (0.15%)
 Brush Engineered Materials /1/                                5,189                  80,948
 RTI International Metals /1/                                  5,812                 116,414
                                                                                     197,362
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (0.31%)
                                                                                $
 Waste Connections /1/                                        13,148                 414,425
NON-HOTEL GAMBLING (0.35%)
 Argosy Gaming /1/                                             8,074                 319,650
 Pinnacle Entertainment /1/                                    9,759                 143,457
                                                                                     463,107
OFFICE AUTOMATION & EQUIPMENT (0.28%)
 Global Imaging Systems /1/                                    6,317                 222,358
 Imagistics International /1/                                  4,539                 156,232
                                                                                     378,590
OFFICE FURNISHINGS-ORIGINAL (0.09%)
 Interface /1/                                                14,190                 123,311
OFFICE SUPPLIES & FORMS (0.25%)
 John H. Harland                                               7,602                 245,012
 Standard Register                                             7,826                  83,112
                                                                                     328,124
OIL & GAS (0.22%)
 Spinnaker Exploration /1/                                     9,280                 296,218
OIL & GAS DRILLING (0.15%)
 Atwood Oceanics /1/                                           4,119                 197,506
OIL COMPANY-EXPLORATION & PRODUCTION (2.49%)
 Cabot Oil & Gas                                               9,053                 383,032
 Cimarex Energy /1/                                           11,339                 406,843
 Patina Oil & Gas                                             19,341                 553,153
 Petroleum Development /1/                                     4,460                 157,081
 Remington Oil & Gas /1/                                       7,541                 191,843
 St. Mary Land & Exploration                                   7,854                 309,683
 Stone Energy /1/                                              7,296                 300,376
 Swift Energy /1/                                              7,656                 185,658
 Unit /1/                                                     12,528                 464,664
 Vintage Petroleum                                            17,854                 374,934
                                                                                   3,327,267
OIL FIELD MACHINERY & EQUIPMENT (0.68%)
 Carbo Ceramics                                                4,370                 315,733
 Dril-Quip /1/                                                 4,737                 106,109
 Hydril /1/                                                    6,305                 277,357
 Lone Star Technologies /1/                                    7,935                 209,484
                                                                                     908,683
OIL REFINING & MARKETING (0.23%)
 Frontier Oil                                                  7,375                 181,278
 WD-40                                                         4,619                 130,556
                                                                                     311,834
OIL-FIELD SERVICES (0.89%)
 Cal Dive International /1/                                   10,486                 371,309
 Oceaneering International /1/                                 6,901                 245,331
 Seacor Smit /1/                                               5,020                 239,002
 Tetra Technologies /1/                                        6,105                 182,784
 W-H Energy Services /1/                                       7,534                 153,317
                                                                                   1,191,743
OPTICAL SUPPLIES (0.41%)
 Advanced Medical Optics /1/                                   9,767                 381,890
                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (CONTINUED)
                                                                                $
 Sola International /1/                                        8,819                 169,148
                                                                                     551,038
PAPER & RELATED PRODUCTS (0.68%)
 Buckeye Technologies /1/                                     10,129                 106,861
 Caraustar Industries /1/                                      7,800                 115,986
 Chesapeake                                                    5,344                 124,034
 Pope & Talbot                                                 4,339                  65,432
 Rock-Tenn                                                     9,763                 151,815
 Schweitzer-Mauduit International                              4,075                 128,607
 Wausau-Mosinee Paper                                         14,159                 221,447
                                                                                     914,182
PHARMACY SERVICES (0.23%)
 Accredo Health /1/                                           13,280                 305,838
PHYSICAL THERAPY & REHABILITATION CENTERS (0.08%)
 RehabCare Group /1/                                           4,461                 102,425
PHYSICIAN PRACTICE MANAGEMENT (0.52%)
 American Healthways /1/                                       8,975                 270,866
 OCA /1/                                                      13,724                  56,680
 Pediatrix Medical Group /1/                                   6,570                 369,563
                                                                                     697,109
POULTRY (0.13%)
 Sanderson Farms                                               5,461                 177,428
POWER CONVERTER & SUPPLY EQUIPMENT (0.35%)
 Advanced Energy Industries /1/                                8,952                  88,267
 Artesyn Technologies /1/                                     10,738                 104,159
 C&D Technologies                                              6,931                 124,065
 Magnetek /1/                                                  7,804                  47,995
 Vicor                                                        11,536                 107,169
                                                                                     471,655
PRINTING-COMMERCIAL (0.21%)
 Bowne                                                         9,662                 120,099
 Consolidated Graphics /1/                                     3,725                 159,058
                                                                                     279,157
PROPERTY & CASUALTY INSURANCE (1.42%)
 LandAmerica Financial Group                                   4,973                 243,428
 Philadelphia Consolidated Holding /1/                         6,089                 353,040
 ProAssurance /1/                                              7,992                 285,234
 RLI                                                           6,907                 262,673
 SCPIE Holdings                                                2,714                  23,476
 Selective Insurance Group                                     7,616                 297,633
 Stewart Information Services                                  4,958                 210,318
 Zenith National Insurance                                     5,281                 216,891
                                                                                   1,892,693
PUBLICLY TRADED INVESTMENT FUND (2.76%)
 iShares S&P SmallCap 600 Index Fund                          25,076               3,693,946
PUBLISHING-BOOKS (0.18%)
 Information Holdings /1/                                      5,731                 156,972
 Thomas Nelson                                                 3,999                  88,538
                                                                                     245,510




                                                Shares

                                                Held                               Value

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COMMON STOCKS (CONTINUED)
RECREATIONAL CENTERS (0.03%)
                                                                                $
 Bally Total Fitness Holding /1/                               9,334                  37,336
RECREATIONAL VEHICLES (0.63%)
 Arctic Cat                                                    5,679                 142,600
 Polaris Industries                                           11,682                 693,327
                                                                                     835,927
RECYCLING (0.04%)
 IMCO Recycling /1/                                            4,258                  49,904
RENTAL-AUTO & EQUIPMENT (0.22%)
 Aaron Rents                                                  13,618                 295,511
RESEARCH & DEVELOPMENT (0.59%)
 PAREXEL International /1/                                     7,151                 137,657
 Pharmaceutical Product Development /1/                       15,467                 653,171
                                                                                     790,828
RESPIRATORY PRODUCTS (0.69%)
 ResMed /1/                                                    9,266                 435,502
 Respironics /1/                                               9,540                 487,399
                                                                                     922,901
RETAIL-APPAREL & SHOE (1.69%)
 Brown Shoe                                                    4,977                 135,872
 Burlington Coat Factory Warehouse                            12,226                 269,828
 Cato                                                          5,646                 129,632
 Childrens Place /1/                                           7,374                 227,635
 Christopher & Banks                                           9,996                 162,435
 Dress Barn /1/                                                8,114                 130,067
 Genesco /1/                                                   5,972                 152,883
 Goody's Family Clothing                                       9,032                  79,391
 Hot Topic /1/                                                12,796                 263,086
 Men's Wearhouse /1/                                           9,904                 307,816
 Stein Mart /1/                                               11,551                 191,978
 Too /1/                                                       9,428                 207,605
                                                                                   2,258,228
RETAIL-AUTO PARTS (0.28%)
 PEP Boys-Manny, Moe & Jack                                   16,489                 234,474
 TBC /1/                                                       6,092                 135,425
                                                                                     369,899
RETAIL-AUTOMOBILE (0.13%)
 Group 1 Automotive /1/                                        6,265                 177,237
RETAIL-BEDDING (0.35%)
 Linens 'N Things /1/                                         12,365                 297,749
 Select Comfort /1/                                           10,045                 171,970
                                                                                     469,719
RETAIL-COMPUTER EQUIPMENT (0.35%)
 Electronics Boutique Holdings /1/                             6,512                 222,320
 Insight Enterprises /1/                                      13,287                 246,540
                                                                                     468,860
RETAIL-CONVENIENCE STORE (0.18%)
 Casey's General Stores                                       13,709                 244,020
RETAIL-DISCOUNT (0.24%)
 Fred's                                                       10,740                 188,272
 ShopKo Stores /1/                                             8,044                 138,679
                                                                                     326,951
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (0.19%)
                                                                                $
 Longs Drug Stores                                            10,219                 252,409
RETAIL-FABRIC STORE (0.15%)
 Hancock Fabrics                                               5,173                  53,127
 Jo-Ann Stores /1/                                             6,168                 152,103
                                                                                     205,230
RETAIL-GARDENING PRODUCTS (0.28%)
 Tractor Supply /1/                                           10,480                 380,214
RETAIL-HOME FURNISHINGS (0.22%)
 Cost Plus /1/                                                 5,991                 193,509
 Haverty Furniture                                             6,186                 104,420
                                                                                     297,929
RETAIL-JEWELRY (0.30%)
 Zale /1/                                                     14,235                 405,982
RETAIL-MAIL ORDER (0.07%)
 J. Jill Group /1/                                             5,506                  96,795
RETAIL-MUSIC STORE (0.23%)
 Guitar Center /1/                                             6,890                 307,501
RETAIL-OFFICE SUPPLIES (0.19%)
 School Specialty /1/                                          6,205                 253,909
RETAIL-PAWN SHOPS (0.15%)
 Cash America International                                    7,756                 196,227
RETAIL-RESTAURANTS (2.51%)
 CEC Entertainment /1/                                        10,038                 381,645
 IHOP                                                          5,535                 211,991
 Jack in the Box /1/                                          10,083                 336,470
 Landry's Seafood Restaurants                                  7,559                 204,698
 Lone Star Steakhouse & Saloon                                 6,011                 144,925
 O'Charley's /1/                                               5,843                  90,683
 P.F. Chang's China Bistro /1/                                 7,016                 356,693
 Panera Bread /1/                                              8,273                 288,976
 Papa John's International /1/                                 4,603                 148,585
 RARE Hospitality International /1/                            9,280                 257,149
 Ryan's Restaurant Group /1/                                  11,410                 159,626
 Sonic /1/                                                    16,325                 444,530
 Steak N Shake /1/                                             7,500                 123,600
 Triarc                                                       17,584                 200,985
                                                                                   3,350,556
RETAIL-SPORTING GOODS (0.11%)
 Hibbett Sporting Goods /1/                                    6,420                 143,551
RETAIL-VIDEO RENTAL (0.11%)
 Movie Gallery                                                 8,850                 143,193
RETIREMENT & AGED CARE (0.16%)
 Sunrise Assisted Living /1/                                   5,630                 214,559
SAVINGS & LOANS-THRIFTS (2.46%)
 Anchor BanCorp Wisconsin                                      6,316                 163,837
 BankAtlantic Bancorp                                         16,387                 286,609
 BankUnited Financial                                          8,220                 244,545
 Brookline Bancorp.                                           16,201                 250,953
 Commercial Federal                                           10,879                 302,545
 Dime Community Bancshares                                    10,204                 163,876
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                                $
 Downey Financial                                              7,661                 423,347
 FirstFed Financial /1/                                        4,493                 230,940
 Flagstar Bancorp.                                            16,770                 350,325
 MAF Bancorp                                                   8,935                 383,043
 Sterling Financial /1/                                        6,201                 232,972
 Waypoint Financial                                            9,149                 251,232
                                                                                   3,284,224
SEISMIC DATA COLLECTION (0.25%)
 Input/Output /1/                                             20,852                 145,755
 Veritas DGC /1/                                               9,154                 193,149
                                                                                     338,904
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.39%)
 Exar /1/                                                     11,249                 168,960
 Pericom Semiconductor /1/                                     7,232                  65,052
 Power Integrations /1/                                        8,469                 181,237
 Standard Microsystems /1/                                     5,039                 110,959
                                                                                     526,208
SEMICONDUCTOR EQUIPMENT (1.41%)
 ATMI /1/                                                      8,593                 200,647
 Axcelis Technologies /1/                                     27,380                 235,468
 Brooks Automation /1/                                        12,206                 181,625
 Cohu                                                          5,891                  92,371
 Dupont Photomasks /1/                                         5,034                 131,991
 Helix Technology                                              7,155                 100,456
 Kulicke & Soffa Industries /1/                               13,986                  99,860
 Photronics /1/                                                8,925                 156,634
 Rudolph Technologies /1/                                      4,589                  69,202
 Ultratech /1/                                                 6,514                 110,868
 Varian Semiconductor Equipment  Associates
  /1/                                                          9,967                 344,958
 Veeco Instruments /1/                                         8,126                 158,782
                                                                                   1,882,862
STEEL PIPE & TUBE (0.50%)
 Maverick Tube /1/                                            11,642                 307,000
 Shaw Group /1/                                               17,473                 212,996
 Valmont Industries                                            6,540                 142,245
                                                                                     662,241
STEEL PRODUCERS (0.94%)
 Carpenter Technology                                          6,515                 309,202
 Reliance Steel & Aluminum                                     8,913                 305,894
 Ryerson Tull                                                  6,829                 111,449
 Steel Dynamics                                               13,591                 451,221
 Steel Technologies                                            3,498                  83,812
                                                                                   1,261,578
STEEL-SPECIALTY (0.04%)
 Material Sciences /1/                                         3,918                  50,973
STORAGE & WAREHOUSING (0.08%)
 Mobile Mini /1/                                               3,993                 113,241
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.14%)
 Intermagnetics General /1/                                    7,091                 180,750
TELECOMMUNICATION EQUIPMENT (0.22%)
 Applied Signal Technology                                     3,064                  92,809
 Network Equipment Technologies /1/                            6,652                  56,742
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                                $
 Symmetricom /1/                                              12,293                 104,368
 Tollgrade Communications /1/                                  3,600                  34,236
                                                                                     288,155
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 C-COR.net /1/                                                11,783                  88,608
 Harmonic /1/                                                 19,789                 164,644
                                                                                     253,252
TELECOMMUNICATION SERVICES (0.25%)
 Commonwealth Telephone Enterprises /1/                        5,770                 263,285
 Intrado /1/                                                   4,750                  64,315
                                                                                     327,600
TELEPHONE-INTEGRATED (0.11%)
 General Communication /1/                                    15,711                 143,913
THERAPEUTICS (0.41%)
 MGI Pharma /1/                                               19,355                 516,198
 Theragenics /1/                                               8,209                  30,209
                                                                                     546,407
TOBACCO (0.05%)
 DIMON                                                        12,372                  72,005
TOYS (0.08%)
 Jakks Pacific /1/                                             7,158                 112,810
TRANSPORT-AIR FREIGHT (0.29%)
 EGL /1/                                                      12,243                 391,531
TRANSPORT-MARINE (0.21%)
 Kirby /1/                                                     6,730                 282,660
TRANSPORT-RAIL (0.22%)
 Kansas City Southern Industries /1/                          17,168                 290,998
TRANSPORT-SERVICES (0.17%)
 Offshore Logistics /1/                                        6,259                 226,325
TRANSPORT-TRUCK (2.07%)
 Arkansas Best                                                 6,826                 266,828
 Forward Air /1/                                               5,896                 242,738
 Heartland Express                                            20,545                 420,351
 Knight Transportation /1/                                    15,445                 362,803
 Landstar System /1/                                           8,295                 563,562
 USF                                                           7,609                 272,707
 Yellow Roadway /1/                                           13,179                 632,460
                                                                                   2,761,449
VITAMINS & NUTRITION PRODUCTS (0.42%)
 Natures Sunshine Products                                     4,130                  62,487
 NBTY /1/                                                     18,322                 504,588
                                                                                     567,075
WATER (0.08%)
 American States Water                                         4,565                 112,299
WATER TREATMENT SYSTEMS (0.13%)
 Ionics /1/                                                    6,196                 176,586
WEB PORTALS (0.12%)
 FindWhat.com /1/                                              8,249                 165,392
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRE & CABLE PRODUCTS (0.21%)
                                                                                $
 Belden CDT                                                   12,837                 285,367
WIRELESS EQUIPMENT (0.17%)
 Audiovox /1/                                                  6,313                  90,907
 Viasat /1/                                                    7,329                 138,445
                                                                                     229,352
X-RAY EQUIPMENT (0.08%)
 Hologic /1/                                                   5,618                 112,809
                                                TOTAL COMMON STOCKS              133,057,044

                                                Principal

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
BONDS (0.06%)
METAL PROCESSORS & FABRICATION (0.06%)
 Mueller Industries
                                                           $                    $
  6.00%; 11/01/14                                             77,282                  76,036
                                                        TOTAL BONDS                   76,036


                                                Principal

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.33%)
FINANCE-MORTGAGE LOAN/BANKER (0.33%)

 Investment in Joint Trading Account; Federal
  Home Loan Bank
  1.69%; 11/01/04                                          $ 446,538                 446,538
                                             TOTAL COMMERCIAL PAPER                  446,538
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (99.93%)              133,579,618
CASH AND RECEIVABLES, NET OF LIABILITIES (0.07%)                                      93,732
                                         TOTAL NET ASSETS (100.00%)             $133,673,350
                                                                                --------------


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 25,070,448
Unrealized Depreciation                        (7,146,667)
                                             ------------
Net Unrealized Appreciation (Depreciation)     17,923,781
Cost for federal income tax purposes         $115,655,837


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                  $
 Industrial                          26,104,462                 19.54%
 Consumer, Cyclical                  24,019,940                 17.98
 Consumer, Non-cyclical              23,575,178                 17.65
 Financial                           20,414,370                 15.28
 Technology                          12,280,596                  9.19
 Energy                               8,053,468                  6.03
 Utilities                            5,477,478                  4.10
 Basic Materials                      4,925,403                  3.69
 Communications                       4,588,239                  3.44
 Funds                                3,693,946                  2.77
 Government                             446,538                  0.33
                   TOTAL           $133,579,618                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.


                                      386

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP VALUE FUND

                                OCTOBER 31, 2004

                                                                              Shares

                                                                              Held                               Value

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (94.12%)
AEROSPACE & DEFENSE EQUIPMENT (1.26%)
                                                                                                              $
 Orbital Sciences /1/                                                                       34,170                353,659
 United Defense Industries /1/                                                              10,020                402,203
                                                                                                                  755,862
APPLICATIONS SOFTWARE (0.50%)
 MRO Software /1/                                                                           27,250                297,025
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.64%)
 Oshkosh Truck                                                                               6,460                380,494
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.92%)
 ArvinMeritor                                                                               29,360                547,858
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.18%)
 Dycom Industries /1/                                                                       21,700                708,505
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.98%)
 Eagle Materials                                                                             8,460                584,671
BUILDING-RESIDENTIAL & COMMERCIAL (1.17%)
 Standard-Pacific                                                                            4,910                275,696
 WCI Communities /1/                                                                        17,870                421,732
                                                                                                                  697,428
CHEMICALS-DIVERSIFIED (0.73%)
 FMC /1/                                                                                     9,900                434,115
CHEMICALS-SPECIALTY (0.70%)
 Albemarle                                                                                  11,690                419,086
CIRCUIT BOARDS (0.46%)
 Benchmark Electronics /1/                                                                   8,120                275,836
COMMERCIAL BANKS (10.62%)
 Capital Corp of the West                                                                   11,611                534,687
 City Holding                                                                               11,670                404,366
 Columbia Banking Systems                                                                   31,747                777,801
 Community Trust Bancorp                                                                    13,710                452,430
 CVB Financial                                                                              12,840                318,432
 Hancock Holding                                                                            22,240                703,896
 IBERIABANK                                                                                  5,360                327,067
 Independent Bank                                                                            9,690                319,479
 International Bancshares                                                                    9,303                344,211
 MB Financial                                                                               17,722                757,438
 Oriental Financial Group                                                                   23,830                675,104
 Pacific Capital Bancorp.                                                                   23,291                741,353
                                                                                                                6,356,264
COMMERCIAL SERVICE-FINANCE (0.83%)
 NCO Group /1/                                                                              18,630                498,352
COMMERCIAL SERVICES (0.37%)
 Intersections /1/                                                                          16,671                223,308
COMPUTER SERVICES (0.48%)
 Perot Systems /1/                                                                          17,740                284,372
COMPUTERS-INTEGRATED SYSTEMS (0.52%)
 RadiSys /1/                                                                                23,407                310,845
COMPUTERS-PERIPHERAL EQUIPMENT (0.29%)
 Electronics for Imaging /1/                                                                 9,522                171,777
                                                                              Shares

                                                                              Held                               Value

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (0.38%)
                                                                                                              $
 Greif Brothers                                                                              5,410                224,786
COSMETICS & TOILETRIES (0.58%)
 Elizabeth Arden /1/                                                                        14,570                349,389
DISTRIBUTION-WHOLESALE (1.23%)
 United Stationers /1/                                                                       8,410                374,245
 Watsco                                                                                     12,700                361,442
                                                                                                                  735,687
DIVERSIFIED MANUFACTURING OPERATIONS (1.39%)
 Acuity Brands                                                                              11,480                304,564
 Griffon /1/                                                                                23,828                530,173
                                                                                                                  834,737
E-MARKETING-INFORMATION (0.86%)
 Digitas /1/                                                                                56,890                512,010
ELECTRIC-INTEGRATED (2.61%)
 PNM Resources                                                                              20,670                481,198
 Sierra Pacific Resources /1/                                                               37,320                358,272
 Westar Energy                                                                              21,850                457,757
 WPS Resources                                                                               5,570                264,575
                                                                                                                1,561,802
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.54%)
 DSP Group /1/                                                                              16,420                325,609
ENTERTAINMENT SOFTWARE (0.48%)
 Activision /1/                                                                             19,890                288,007
FINANCE-AUTO LOANS (1.04%)
 WFS Financial /1/                                                                          14,060                619,484
FINANCE-OTHER SERVICES (0.67%)
 Asset Acceptance Capital /1/                                                               21,876                398,690
FINANCIAL GUARANTEE INSURANCE (0.44%)
 Triad Guaranty /1/                                                                          4,850                264,374
FOOD-MISCELLANEOUS/DIVERSIFIED (0.53%)
 Lance                                                                                      18,660                314,981
GAS-DISTRIBUTION (3.05%)
 AGL Resources                                                                              22,200                692,640
 Atmos Energy                                                                               11,530                297,589
 Energen                                                                                    11,170                600,723
 UGI                                                                                         6,080                234,870
                                                                                                                1,825,822
HOTELS & MOTELS (1.11%)
 LaSalle Hotel Properties                                                                   23,180                665,730
HUMAN RESOURCES (2.33%)
 Administaff /1/                                                                            24,805                284,017
 Heidrick & Struggles /1/                                                                   20,380                583,581
 Labor Ready /1/                                                                            36,890                529,372
                                                                                                                1,396,970
IDENTIFICATION SYSTEM-DEVELOPMENT (0.53%)
 Metrologic Instruments /1/                                                                 17,090                318,729
INTERNET APPLICATION SOFTWARE (0.45%)
 Verity /1/                                                                                 20,660                266,927
                                                                              Shares

                                                                              Held                               Value

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT COMPANIES (0.45%)
                                                                                                              $
 Apollo Investment /1/                                                                      19,840                269,824
LEISURE & RECREATION PRODUCTS (1.14%)
 K2 /1/                                                                                     19,070                309,315
 Multimedia Games /1/                                                                       28,040                370,128
                                                                                                                  679,443
LIFE & HEALTH INSURANCE (2.02%)
 Scottish Annuity & Life Holdings                                                           20,946                471,285
 Stancorp Financial Group                                                                    9,806                739,176
                                                                                                                1,210,461
MACHINERY TOOLS & RELATED PRODUCTS (1.45%)
 Kennametal                                                                                 11,050                514,157
 Lincoln Electric Holdings                                                                  10,680                356,498
                                                                                                                  870,655
MACHINERY-GENERAL INDUSTRY (0.54%)
 Gardner Denver /1/                                                                         10,782                323,244
MEDICAL INSTRUMENTS (1.37%)
 Animas /1/                                                                                 20,150                287,540
 Conmed /1/                                                                                 12,680                355,928
 dj Orthopedics /1/                                                                         10,323                176,007
                                                                                                                  819,475
MEDICAL PRODUCTS (1.35%)
 Cooper                                                                                      4,666                328,253
 VNUS Medical Technologies /1/                                                              13,425                201,778
 Wright Medical Group /1/                                                                   10,812                279,274
                                                                                                                  809,305
MEDICAL-BIOMEDICAL/GENE (1.00%)
 deCODE genetics /1/                                                                        38,390                268,730
 Lexicon Genetics /1/                                                                       50,990                331,945
                                                                                                                  600,675
MEDICAL-HMO (0.57%)
 AMERIGROUP /1/                                                                              5,710                342,600
MEDICAL-HOSPITALS (0.99%)
 LifePoint Hospitals /1/                                                                     7,890                255,794
 United Surgical Partners International /1/                                                  9,647                337,741
                                                                                                                  593,535
MEDICAL-NURSING HOMES (0.65%)
 Kindred Healthcare /1/                                                                     16,080                387,528
METAL PROCESSORS & FABRICATION (1.44%)
 Commercial Metals                                                                          14,780                534,297
 Metals USA /1/                                                                             19,240                328,234
                                                                                                                  862,531
METAL-ALUMINUM (0.48%)
 Century Aluminum /1/                                                                       12,490                289,019
MISCELLANEOUS INVESTING (7.95%)
 Arbor Realty Trust                                                                         16,140                337,326
 Brandywine Realty Trust                                                                    11,600                341,272
 CBL & Associates Properties                                                                 8,188                536,723
 CRT Properties                                                                             22,530                499,265
 Entertainment Properties Trust                                                              9,093                362,811
 Gramercy Capital /1/                                                                       28,860                470,418
 Healthcare Realty Trust                                                                    13,903                560,986
                                                                              Shares

                                                                              Held                               Value

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                                              $
 Newcastle Investment                                                                       13,156                402,705
 Prentiss Properties Trust                                                                   9,160                329,577
 PS Business Parks                                                                           7,332                322,021
 Ramco-Gershenson Properties                                                                11,470                309,690
 Ventas                                                                                     10,610                285,409
                                                                                                                4,758,203
MULTIMEDIA (0.49%)
 Journal Communications                                                                     18,020                290,482
OFFICE AUTOMATION & EQUIPMENT (0.76%)
 Global Imaging Systems /1/                                                                 12,903                454,186
OIL & GAS (0.38%)
 Spinnaker Exploration /1/                                                                   7,190                229,505
OIL COMPANY-EXPLORATION & PRODUCTION (2.65%)
 Encore Acquisition /1/                                                                     11,550                377,107
 Magnum Hunter Resources /1/                                                                37,170                449,757
 Unit /1/                                                                                    8,450                313,411
 Whiting Petroleum /1/                                                                      15,080                447,574
                                                                                                                1,587,849
PAPER & RELATED PRODUCTS (1.91%)
 Buckeye Technologies /1/                                                                   27,940                294,767
 Caraustar Industries /1/                                                                   22,880                340,226
 Rock-Tenn                                                                                  32,790                509,884
                                                                                                                1,144,877
PHYSICIAN PRACTICE MANAGEMENT (0.50%)
 Matria Healthcare /1/                                                                       9,680                302,210
PROPERTY & CASUALTY INSURANCE (2.61%)
 Arch Capital Group /1/                                                                     12,880                483,902
 Infinity Property & Casualty                                                               16,220                504,117
 Penn-America Group                                                                         39,091                573,856
                                                                                                                1,561,875
PUBLICLY TRADED INVESTMENT FUND (0.72%)
 iShares S&P SmallCap 600 Value Index Fund                                                   3,920                432,807
RADIO (0.51%)
 Spanish Broadcasting System /1/                                                            30,360                307,243
RECYCLING (0.68%)
 Metal Management /1/                                                                       22,440                408,408
REINSURANCE (1.58%)
 Max Re Capital                                                                             27,990                528,171
 Platinum Underwriters Holdings                                                             14,230                416,228
                                                                                                                  944,399
RESEARCH & DEVELOPMENT (0.43%)
 SFBC International /1/                                                                      9,200                255,852
RESORTS & THEME PARKS (0.56%)
 Vail Resorts /1/                                                                           16,810                337,209
RESPIRATORY PRODUCTS (0.46%)
 Respironics /1/                                                                             5,411                276,448
RETAIL-APPAREL & SHOE (1.06%)
 Men's Wearhouse /1/                                                                         7,693                239,098
                                                                              Shares

                                                                              Held                               Value

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                                                              $
 Stage Stores /1/                                                                           10,990                395,750
                                                                                                                  634,848
RETAIL-AUTO PARTS (0.57%)
 CSK Auto /1/                                                                               23,301                341,127
RETAIL-AUTOMOBILE (0.58%)
 America's Car-Mart /1/                                                                     10,060                347,372
RETAIL-COMPUTER EQUIPMENT (1.18%)
 Electronics Boutique Holdings /1/                                                          11,388                388,786
 Insight Enterprises /1/                                                                    17,010                315,621
                                                                                                                  704,407
RETAIL-DISCOUNT (0.43%)
 BJ's Wholesale Club /1/                                                                     8,930                259,238
RETAIL-PETROLEUM PRODUCTS (0.61%)
 World Fuel Services                                                                        10,620                362,354
RETAIL-RESTAURANTS (1.64%)
 Checkers Drive-In Restaurant /1/                                                           28,560                351,003
 Landry's Seafood Restaurants                                                                9,040                244,803
 McCormick & Schmick's Seafood
  Restaurants /1/                                                                           27,898                388,061
                                                                                                                  983,867
RETAIL-SPORTING GOODS (0.78%)
 Sports Authority /1/                                                                       19,260                465,707
SAVINGS & LOANS-THRIFTS (3.61%)
 FirstFed Financial /1/                                                                      5,750                295,550
 Flagstar Bancorp.                                                                          14,380                300,398
 Flushing Financial                                                                         40,788                785,985
 Sterling Financial /1/                                                                     20,807                781,719
                                                                                                                2,163,652
SEMICONDUCTOR EQUIPMENT (0.86%)
 MKS Instruments /1/                                                                        13,974                221,069
 Varian Semiconductor Equipment
  Associates /1/                                                                             8,540                295,569
                                                                                                                  516,638
STEEL PRODUCERS (0.42%)
 Wheeling-Pittsburgh /1/                                                                     8,030                254,150
TELECOMMUNICATION EQUIPMENT (0.88%)
 Adtran                                                                                     11,360                245,376
 Comtech Telecommunications /1/                                                             10,250                280,952
                                                                                                                  526,328
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.55%)
 C-COR.net /1/                                                                              43,880                329,978
TEXTILE-APPAREL (0.39%)
 Perry Ellis International /1/                                                              10,820                232,630
THERAPEUTICS (1.28%)
 Eyetech Pharmaceuticals /1/                                                                 7,420                314,905
 NeoPharm /1/                                                                               32,870                238,800
 Tanox /1/                                                                                  13,560                212,892
                                                                                                                  766,597
                                                                              Shares

                                                                              Held                               Value

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (0.55%)
                                                                                                              $
 OMI                                                                                        18,300                328,485
TRANSPORT-SERVICES (1.24%)
 HUB Group /1/                                                                              11,130                447,648
 Offshore Logistics /1/                                                                      8,160                295,066
                                                                                                                  742,714
TRANSPORT-TRUCK (1.34%)
 Old Dominion Freight Line /1/                                                              21,730                608,983
 SCS Transportation /1/                                                                     10,729                193,873
                                                                                                                  802,856
WIRE & CABLE PRODUCTS (0.64%)
 Encore Wire /1/                                                                            31,180                383,826
                                                                              TOTAL COMMON STOCKS              56,346,154


                                                                              Principal

                                                                              Amount                             Value

--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.34%)
FINANCE-MORTGAGE LOAN/BANKER (5.34%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                                                         $                    $
  1.69%; 11/01/04                                                                        3,197,867              3,197,867
                                                                           TOTAL COMMERCIAL PAPER               3,197,867
                                                                                                              -----------

                                                             TOTAL PORTFOLIO INVESTMENTS (99.46%)              59,544,021
CASH AND RECEIVABLES, NET OF LIABILITIES (0.54%)                                                                  325,808
                                                                       TOTAL NET ASSETS (100.00%)             $59,869,829
                                                                                                              -------------



/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 4,851,754
Unrealized Depreciation                       (1,711,379)
                                             -----------
Net Unrealized Appreciation (Depreciation)     3,140,375
Cost for federal income tax purposes         $56,403,646


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Financial                        $19,212,955                   32.27%
 Industrial                         8,425,846                   14.15
 Consumer,
 Non-cyclical                       8,176,324                   13.73
 Consumer, Cyclical                 7,470,570                   12.54
 Utilities                          3,387,624                    5.69
 Government                         3,197,867                    5.37
 Technology                         2,648,458                    4.45
 Basic Materials                    2,541,247                    4.27
 Communications                     2,232,969                    3.75
 Energy                             1,817,354                    3.05
 Funds                                432,807                    0.73
                 TOTAL            $59,544,021                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004       2003      2002    2001/(D)/
                            ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.66     $10.59    $10.68   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.34       0.31      0.46     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20       0.11     (0.05)    0.64
                            ----       ----     -----     ----
 Total From Investment
            Operations      0.54       0.42      0.41     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.34)     (0.35)    (0.44)   (0.49)
 Distributions from
  Realized Gains......        --         --     (0.06)      --
 -------                                        -----
   Total Dividends and
         Distributions     (0.34)     (0.35)    (0.50)   (0.49)
                           -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.86     $10.66    $10.59   $10.68
                          ======     ======    ======   ======
Total Return..........      5.17%      4.05%     4.08%   10.95%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $28,547    $14,430    $2,237   $2,669
 Ratio of Expenses to
  Average Net Assets..      1.15%      1.12%     1.12%    1.12%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.15%      2.92%     4.35%    5.03%/(f)/
 Portfolio Turnover
  Rate................     150.5%      91.0%     46.7%   124.7%/(f)/

                            2004       2003      2002    2001/(D)/
                            ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.63     $10.57    $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.32       0.30      0.55     0.47
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.21       0.10     (0.16)    0.63
                            ----       ----     -----     ----
 Total From Investment
            Operations      0.53       0.40      0.39     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.32)     (0.34)    (0.43)   (0.47)
 Distributions from
  Realized Gains......        --         --     (0.06)      --
 -------                                        -----
   Total Dividends and
         Distributions     (0.32)     (0.34)    (0.49)   (0.47)
                           -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.84     $10.63    $10.57   $10.67
                          ======     ======    ======   ======
Total Return..........      5.09%      3.77%     3.80%   10.69%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $31,801    $12,537      $388   $2,669
 Ratio of Expenses to
  Average Net Assets..      1.34%      1.30%     1.30%    1.30%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.95%      2.71%     4.27%    4.85%/(f)/
 Portfolio Turnover
  Rate................     150.5%      91.0%     46.7%   124.7%/(f)/

                            2004       2003      2002    2001/(G)/
                            ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.73     $10.66    $10.73   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.32       0.28      0.40     0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20       0.11        --     0.37
  ----                      ----       ----               ----
 Total From Investment
            Operations      0.52       0.39      0.40     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.31)     (0.32)    (0.41)   (0.32)
 Distributions from
  Realized Gains......        --         --     (0.06)      --
 -------                                        -----
   Total Dividends and
         Distributions     (0.31)     (0.32)    (0.47)   (0.32)
                           -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.94     $10.73    $10.66   $10.73
                          ======     ======    ======   ======
Total Return /(b)/ ...      4.94%      3.64%     3.86%    6.46%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $159,802   $110,398   $51,760   $7,941
 Ratio of Expenses to
  Average Net Assets..      1.36%      1.43%     1.50%    1.48%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.37%      1.48%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.94%      2.65%     3.78%    4.41%/(f)/
 Portfolio Turnover
  Rate................     150.5%      91.0%     46.7%   124.7%/(f)/

                            2004       2003      2002    2001/(G)/
                            ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.70     $10.63    $10.71   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.40       0.38      0.50     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20       0.11     (0.02)    0.35
                            ----       ----     -----     ----
 Total From Investment
            Operations      0.60       0.49      0.48     0.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.40)     (0.42)    (0.50)   (0.38)
 Distributions from
  Realized Gains......        --         --     (0.06)      --
 -------                                        -----
   Total Dividends and
         Distributions     (0.40)     (0.42)    (0.56)   (0.38)
                           -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.90     $10.70    $10.63   $10.71
                          ======     ======    ======   ======
Total Return..........      5.74%      4.63%     4.76%    6.92%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $373,880   $165,504   $42,163   $5,090
 Ratio of Expenses to
  Average Net Assets..      0.59%      0.55%     0.55%    0.55%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.71%      3.51%     4.72%    5.28%/(f)/
 Portfolio Turnover
  Rate................     150.5%      91.0%     46.7%   124.7%/(f)/

                            2004       2003      2002    2001/(D)/
                            ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.67     $10.60    $10.68   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.37       0.35      0.48     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20       0.11     (0.02)    0.64
                            ----       ----     -----     ----
 Total From Investment
            Operations      0.57       0.46      0.46     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.37)     (0.39)    (0.48)   (0.51)
 Distributions from
  Realized Gains......        --         --     (0.06)      --
 -------                                        -----
   Total Dividends and
         Distributions     (0.37)     (0.39)    (0.54)   (0.51)
                           -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.87     $10.67    $10.60   $10.68
                          ======     ======    ======   ======
Total Return..........      5.48%      4.37%     4.50%   11.20%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $43,420    $33,930    $8,142   $2,669
 Ratio of Expenses to
  Average Net Assets..      0.84%      0.81%     0.81%    0.81%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.46%      3.23%     4.51%    5.59%/(f)/
 Portfolio Turnover
  Rate................     150.5%      91.0%     46.7%   124.7%/(f)/

                            2004       2003      2002    2001/(D)/
                            ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.78     $10.65    $10.67   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.36       0.34      1.08     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.21       0.16     (0.58)    0.62
                            ----       ----     -----     ----
 Total From Investment
            Operations      0.57       0.50      0.50     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.36)     (0.37)    (0.46)   (0.50)
 Distributions from
  Realized Gains......        --         --     (0.06)      --
 -------                                        -----
   Total Dividends and
         Distributions     (0.36)     (0.37)    (0.52)   (0.50)
                           -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.99     $10.78    $10.65   $10.67
                          ======     ======    ======   ======
Total Return..........      5.39%      4.79%     4.96%   11.03%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,274       $912      $113   $2,668
 Ratio of Expenses to
  Average Net Assets..      0.96%      0.93%     0.92%    0.93%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.35%      3.12%     4.69%    5.22%/(f)/
 Portfolio Turnover
  Rate................     150.5%      91.0%     46.7%   124.7%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2003 and March 1, 2004.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 and $.01 per share, respectively, from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004         2003      2002    2001/(F)/
                           ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.02         0.03      0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........     0.01           --        --       --
 -----                     ----
 Total From Investment
            Operations     0.02         0.03      0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00     $1.00    $1.00
                          =====        =====     =====    =====
Total Return..........     2.08%/(e)/   2.72%     3.68%    1.51%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,513       $1,805    $1,736   $1,674
 Ratio of Expenses to
  Average Net Assets..     1.08%        1.17%     1.17%    1.17%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.05%        2.57%     3.61%    3.93%/(h)/
 Portfolio Turnover
  Rate................    105.5%        20.7%     13.6%    31.1%/(h)/

                           2004         2003      2002    2001/(F)/
                           ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS SELECT
---------------
 SHARES/ (A)/
 ------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.02         0.03      0.03     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........     0.01           --        --       --
 -----                     ----
 Total From Investment
            Operations     0.02         0.03      0.03     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.03)    (0.03)   (0.01)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.02)       (0.03)    (0.03)   (0.01)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00     $1.00    $1.00
                          =====        =====     =====    =====
Total Return..........     1.90%/(e)/   2.56%     3.50%    1.44%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,760       $2,429    $1,732   $1,673
 Ratio of Expenses to
  Average Net Assets..     1.28%        1.35%     1.35%    1.35%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.84%        2.37%     3.43%    3.75%/(h)/
 Portfolio Turnover
  Rate................    105.5%        20.7%     13.6%    31.1%/(h)/

                           2004         2003      2002    2001/(F)/
                           ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
CLASS J SHARES/(A)/
-------------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.02         0.02      0.03     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........     0.01           --        --       --
 -----                     ----
 Total From Investment
            Operations     0.02         0.02      0.03     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.02)    (0.03)   (0.01)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.02)       (0.02)    (0.03)   (0.01)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00     $1.00    $1.00
                          =====        =====     =====    =====
Total Return /(c)/ ...     1.90%/(e)/   2.33%     3.24%    1.34%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,380      $40,460   $14,460   $2,376
 Ratio of Expenses to
  Average Net Assets..     1.29%        1.55%     1.60%    1.60%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.32%        1.55%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.90%        2.21%     3.12%    3.51%/(h)/
 Portfolio Turnover
  Rate................    105.5%        20.7%     13.6%    31.1%/(h)/

                           2004         2003      2002    2001/(F)/
                           ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
INSTITUTIONAL
-------------
 SHARES/(A)/
 -----------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.03         0.03      0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........     0.01           --        --       --
 -----                     ----
 Total From Investment
            Operations     0.03         0.03      0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.03)    (0.04)   (0.02)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.03)       (0.03)    (0.04)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00     $1.00    $1.00
                          =====        =====     =====    =====
Total Return..........     2.66%/(e)/   3.30%     4.27%    1.70%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,968       $1,917    $1,856   $1,780
 Ratio of Expenses to
  Average Net Assets..     0.55%        0.60%     0.60%    0.60%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.62%        3.24%     4.18%    4.50%/(h)/
 Portfolio Turnover
  Rate................    105.5%        20.7%     13.6%    31.1%/(h)/

                           2004         2003      2002    2001/(F)/
                           ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
PREFERRED SHARES/(A)/
---------------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.02         0.03      0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........     0.01           --        --       --
 -----                     ----
 Total From Investment
            Operations     0.02         0.03      0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00     $1.00    $1.00
                          =====        =====     =====    =====
Total Return..........     2.40%/(e)/   3.04%     4.00%    1.63%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,335         $523    $1,744   $1,676
 Ratio of Expenses to
  Average Net Assets..     0.80%        0.86%     0.86%    0.86%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.33%        3.07%     3.92%    4.24%/(h)/
 Portfolio Turnover
  Rate................    105.5%        20.7%     13.6%    31.1%/(h)/

                           2004         2003      2002    2001/(F)/
                           ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
SELECT SHARES/(A)/
------------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.02         0.03      0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........     0.01           --        --       --
 -----                     ----
 Total From Investment
            Operations     0.02         0.03      0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00     $1.00    $1.00
                          =====        =====     =====    =====
Total Return..........     2.27%/(e)/   2.92%     3.88%    1.54%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,802       $1,665    $1,740   $1,675
 Ratio of Expenses to
  Average Net Assets..     0.92%        0.98%     0.98%    0.98%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.23%        2.78%     3.80%    4.12%/(h)/
 Portfolio Turnover
  Rate................    105.5%        20.7%     13.6%    31.1%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc.
  took the necessary action to cause the Capital Preservation Fund to become a money market fund. In the action, the Board of Directors reduced the target net asset value from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders, by declaring a distribution of nine shares of stock for each outstanding share. The financial highlights have been restated to reflect the distribution.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(e) /In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Advisors Preferred, Advisors Select, Class J, Institutional, Preferred and Select classes of shares would have been 1.06%, .88%, .88%, 1.64%, 1.38% and 1.25%, respectively.
/(f) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004      2003      2002    2001/(D)/
                            ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.31    $10.55    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.30      0.29      0.75     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.09     (0.16)    (0.23)    0.45
                            ----     -----     -----     ----
 Total From Investment
            Operations      0.39      0.13      0.52     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.37)    (0.37)    (0.49)   (0.50)
                           -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.37)    (0.37)    (0.49)   (0.50)
                           -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.33    $10.31    $10.55   $10.52
                          ======    ======    ======   ======
Total Return..........      3.89%     1.22%     5.09%    9.38%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,980    $1,101      $236   $2,630
 Ratio of Expenses to
  Average Net Assets..      0.97%     0.97%     0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.90%     2.78%     4.77%    5.29%/(f)/
 Portfolio Turnover
  Rate................      95.2%    219.5%     49.9%    36.1%/(f)/

                            2004      2003      2002    2001/(D)/
                            ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.31    $10.55    $10.51   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.28      0.28      0.52     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.10     (0.17)    (0.01)    0.45
                            ----     -----     -----     ----
 Total From Investment
            Operations      0.38      0.11      0.51     0.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.36)    (0.35)    (0.47)   (0.49)
                           -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.36)    (0.35)    (0.47)   (0.49)
                           -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.33    $10.31    $10.55   $10.51
                          ======    ======    ======   ======
Total Return..........      3.71%     1.04%     5.00%    9.13%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,096    $4,020      $582   $2,657
 Ratio of Expenses to
  Average Net Assets..      1.15%     1.15%     1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.76%     2.60%     4.55%    5.12%/(f)/
 Portfolio Turnover
  Rate................      95.2%    219.5%     49.9%    36.1%/(f)/

                            2004      2003      2002    2001/(G)/
                            ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.37    $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.28      0.25      0.40     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.09     (0.15)     0.10     0.30
                            ----     -----      ----     ----
 Total From Investment
            Operations      0.37      0.10      0.50     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.34)    (0.33)    (0.45)   (0.33)
                           -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.34)    (0.33)    (0.45)   (0.33)
                           -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.40    $10.37    $10.60   $10.55
                          ======    ======    ======   ======
Total Return /(b)/ ...      3.59%     0.93%     4.87%    6.07%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $101,937   $89,856   $44,955   $4,397
 Ratio of Expenses to
  Average Net Assets..      1.18%     1.36%     1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.18%     1.36%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.74%     2.40%     4.02%    4.88%/(f)/
 Portfolio Turnover
  Rate................      95.2%    219.5%     49.9%    36.1%/(f)/

                            2004      2003      2002    2001/(G)/
                            ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.35    $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.37      0.36      0.50     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.08     (0.18)     0.09     0.30
                            ----     -----      ----     ----
 Total From Investment
            Operations      0.45      0.18      0.59     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.43)    (0.43)    (0.54)   (0.39)
                           -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.43)    (0.43)    (0.54)   (0.39)
                           -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.37    $10.35    $10.60   $10.55
                          ======    ======    ======   ======
Total Return..........      4.47%     1.70%     5.86%    6.72%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10       $10   $20,777   $3,390
 Ratio of Expenses to
  Average Net Assets..      0.40%     0.40%     0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.52%     3.45%     5.06%    5.86%/(f)/
 Portfolio Turnover
  Rate................      95.2%    219.5%     49.9%    36.1%/(f)/

                            2004      2003      2002    2001/(D)/
                            ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.34    $10.57    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.34      0.32      0.48     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.08     (0.15)     0.09     0.48
                            ----     -----      ----     ----
 Total From Investment
            Operations      0.42      0.17      0.57     0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.41)    (0.40)    (0.52)   (0.53)
                           -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.41)    (0.40)    (0.52)   (0.53)
                           -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.35    $10.34    $10.57   $10.52
                          ======    ======    ======   ======
Total Return..........      4.11%     1.63%     5.61%    9.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,084    $4,853    $1,599   $2,643
 Ratio of Expenses to
  Average Net Assets..      0.66%     0.66%     0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.26%     3.09%     4.96%    5.74%/(f)/
 Portfolio Turnover
  Rate................      95.2%    219.5%     49.9%    36.1%/(f)/

                            2004      2003      2002    2001/(D)/
                            ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.33    $10.57    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.32      0.30      1.18     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.09     (0.15)    (0.62)    0.46
                            ----     -----     -----     ----
 Total From Investment
            Operations      0.41      0.15      0.56     0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.39)    (0.39)    (0.51)   (0.52)
                           -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.39)    (0.39)    (0.51)   (0.52)
                           -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.35    $10.33    $10.57   $10.52
                          ======    ======    ======   ======
Total Return..........      4.08%     1.41%     5.48%    9.53%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,140      $745      $106   $2,630
 Ratio of Expenses to
  Average Net Assets..      0.78%     0.78%     0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.12%     3.00%     4.97%    5.48%/(f)/
 Portfolio Turnover
  Rate................      95.2%    219.5%     49.9%    36.1%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003     2002    2001/(D)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.55    $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.30      0.39     0.49     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18      0.02    (0.03)    0.61
                           ----      ----    -----     ----
 Total From Investment
            Operations     0.48      0.41     0.46     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.33)    (0.40)   (0.48)   (0.51)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.41)    (0.40)   (0.57)   (0.51)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.62    $10.55   $10.54   $10.65
                         ======    ======   ======   ======
Total Return..........     4.68%     3.97%    4.61%   10.99%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,407      $818   $1,932   $2,662
 Ratio of Expenses to
  Average Net Assets..     1.01%     0.97%    0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.88%     3.73%    4.67%    5.33%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/

                           2004      2003     2002    2001/(D)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.54    $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.29      0.38     0.48     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18      0.01    (0.04)    0.61
                           ----      ----    -----     ----
 Total From Investment
            Operations     0.47      0.39     0.44     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.32)    (0.39)   (0.46)   (0.49)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.40)    (0.39)   (0.55)   (0.49)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.61    $10.54   $10.54   $10.65
                         ======    ======   ======   ======
Total Return..........     4.50%     3.69%    4.43%   10.84%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,921      $802   $1,668   $2,881
 Ratio of Expenses to
  Average Net Assets..     1.19%     1.15%    1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.78%     3.55%    4.51%    5.15%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/

                           2004      2003     2002    2001/(G)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.59    $10.58   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.28      0.35     0.43     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18      0.02    (0.01)    0.37
                           ----      ----    -----     ----
 Total From Investment
            Operations     0.46      0.37     0.42     0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.29)    (0.36)   (0.44)   (0.34)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.37)    (0.36)   (0.53)   (0.34)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.68    $10.59   $10.58   $10.69
                         ======    ======   ======   ======
Total Return /(b)/ ...     4.42%     3.55%    4.20%    6.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,841   $17,476   $9,630   $1,334
 Ratio of Expenses to
  Average Net Assets..     1.30%     1.39%    1.35%    1.33%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.30%     1.50%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.69%     3.31%    4.18%    4.85%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/

                           2004      2003     2002    2001/(G)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.64    $10.62   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.38      0.46     0.54     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16      0.02     0.02     0.35
                           ----      ----     ----     ----
 Total From Investment
            Operations     0.54      0.48     0.56     0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.39)    (0.46)   (0.54)   (0.40)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.47)    (0.46)   (0.63)   (0.40)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.71    $10.64   $10.62   $10.69
                         ======    ======   ======   ======
Total Return..........     5.23%     4.62%    5.56%    7.33%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10       $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..     0.43%     0.40%    0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.56%     4.32%    5.22%    5.84%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/

                           2004      2003     2002    2001/(D)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.57    $10.56   $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.34      0.43     0.51     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18      0.02    (0.02)    0.66
                           ----      ----    -----     ----
 Total From Investment
            Operations     0.52      0.45     0.49     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.37)    (0.44)   (0.51)   (0.53)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.45)    (0.44)   (0.60)   (0.53)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.64    $10.57   $10.56   $10.67
                         ======    ======   ======   ======
Total Return..........     4.99%     4.28%    4.93%   11.45%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,918    $6,339   $6,195   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.70%     0.66%    0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.27%     4.05%    4.90%    5.65%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/

                           2004      2003     2002    2001/(D)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.55    $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.33      0.41     0.52     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.17      0.02    (0.04)    0.61
                           ----      ----    -----     ----
 Total From Investment
            Operations     0.50      0.43     0.48     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.35)    (0.42)   (0.50)   (0.52)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.43)    (0.42)   (0.59)   (0.52)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.62    $10.55   $10.54   $10.65
                         ======    ======   ======   ======
Total Return..........     4.88%     4.17%    4.81%   11.15%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $12       $11   $1,483   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.81%     0.78%    0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.18%     3.92%    4.89%    5.52%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004     2003     2002    2001/(D)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.59   $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.41     0.48     0.51     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16     0.05    (0.08)    0.63
                           ----     ----    -----     ----
 Total From Investment
            Operations     0.57     0.53     0.43     1.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.41)   (0.45)   (0.49)   (0.52)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.46)   (0.45)   (0.58)   (0.52)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.70   $10.59   $10.51   $10.66
                         ======   ======   ======   ======
Total Return..........     5.53%    5.08%    4.34%   10.91%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $190     $105   $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.97%    0.97%    0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.87%    4.15%    4.88%    5.44%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/

                           2004     2003     2002    2001/(D)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.59   $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.39     0.43     0.49     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18     0.08    (0.08)    0.64
                           ----     ----    -----     ----
 Total From Investment
            Operations     0.57     0.51     0.41     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.40)   (0.43)   (0.47)   (0.51)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.45)   (0.43)   (0.56)   (0.51)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.71   $10.59   $10.51   $10.66
                         ======   ======   ======   ======
Total Return..........     5.44%    4.90%    4.15%   10.76%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,703   $2,094   $2,229   $2,667
 Ratio of Expenses to
  Average Net Assets..     1.15%    1.15%    1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.69%    3.85%    4.70%    5.26%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/

                           2004     2003     2002    2001/(G)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.72   $10.64   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.38     0.39     0.46     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18     0.10    (0.05)    0.38
                           ----     ----    -----     ----
 Total From Investment
            Operations     0.56     0.49     0.41     0.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.37)   (0.41)   (0.45)   (0.34)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.42)   (0.41)   (0.54)   (0.34)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.86   $10.72   $10.64   $10.77
                         ======   ======   ======   ======
Total Return /(b)/ ...     5.31%    4.60%    4.09%    6.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,166   $9,419   $5,545   $1,214
 Ratio of Expenses to
  Average Net Assets..     1.30%    1.40%    1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.36%    1.67%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.54%    3.59%    4.44%    4.97%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/

                           2004     2003     2002    2001/(G)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.81   $10.72   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.48     0.50     0.57     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18     0.10     0.02     0.37
                           ----     ----     ----     ----
 Total From Investment
            Operations     0.66     0.60     0.59     0.78
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.48)   (0.51)   (0.55)   (0.41)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.53)   (0.51)   (0.64)   (0.41)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.94   $10.81   $10.72   $10.77
                         ======   ======   ======   ======
Total Return..........     6.19%    5.66%    5.81%    7.28%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11      $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..     0.40%    0.40%    0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.45%    4.62%    5.45%    5.94%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/

                           2004     2003     2002    2001/(D)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.58   $10.50   $10.65   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.44     0.46     0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18     0.10    (0.07)    0.65
                           ----     ----    -----     ----
 Total From Investment
            Operations     0.62     0.56     0.46     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.45)   (0.48)   (0.52)   (0.54)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.50)   (0.48)   (0.61)   (0.54)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.70   $10.58   $10.50   $10.65
                         ======   ======   ======   ======
Total Return..........     5.96%    5.41%    4.66%   10.96%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,740   $3,080   $2,246   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.66%    0.66%    0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.19%    4.37%    5.19%    5.74%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/

                           2004     2003     2002    2001/(D)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.60   $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.43     0.51     0.53     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16     0.05    (0.08)    0.63
                           ----     ----    -----     ----
 Total From Investment
            Operations     0.59     0.56     0.45     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.43)   (0.47)   (0.51)   (0.53)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.48)   (0.47)   (0.60)   (0.53)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.71   $10.60   $10.51   $10.66
                         ======   ======   ======   ======
Total Return..........     5.73%    5.38%    4.53%   11.07%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $124      $20   $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.78%    0.78%    0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.06%    4.35%    5.08%    5.63%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003      2002    2001/(D)/
                           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.39    $10.40    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.24      0.29      0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.05)     0.02     (0.15)    0.49
                          -----      ----     -----     ----
 Total From Investment
            Operations     0.19      0.31      0.38     1.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.26)    (0.32)    (0.40)   (0.50)
 Distributions from
  Realized Gains......    (0.04)       --     (0.11)      --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.30)    (0.32)    (0.51)   (0.50)
                          -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.28    $10.39    $10.40   $10.53
                         ======    ======    ======   ======
Total Return..........     1.87%     3.02%     3.91%    9.96%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $959      $809      $446   $2,631
 Ratio of Expenses to
  Average Net Assets..     0.97%     0.97%     0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.29%     2.89%     4.17%    5.28%/(f)/
 Portfolio Turnover
  Rate................     61.5%     72.3%    105.8%    68.4%/(f)/

                           2004      2003      2002    2001/(D)/
                           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.36    $10.38    $10.51   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.23      0.28      1.89     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.10)       --     (1.52)    0.47
  ----                    -----               -----     ----
 Total From Investment
            Operations     0.13      0.28      0.37     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.25)    (0.30)    (0.39)   (0.48)
 Distributions from
  Realized Gains......    (0.04)       --     (0.11)      --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.29)    (0.30)    (0.50)   (0.48)
                          -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.20    $10.36    $10.38   $10.51
                         ======    ======    ======   ======
Total Return..........     1.20%     2.75%     3.72%    9.61%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $89      $292       $40   $2,631
 Ratio of Expenses to
  Average Net Assets..     1.15%     1.15%     1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.18%     2.60%     4.07%    5.11%/(f)/
 Portfolio Turnover
  Rate................     61.5%     72.3%    105.8%    68.4%/(f)/

                           2004      2003      2002    2001/(G)/
                           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.38    $10.39    $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.22      0.25      0.37     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.09)     0.02     (0.04)    0.30
                          -----      ----     -----     ----
 Total From Investment
            Operations     0.13      0.27      0.33     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)    (0.28)    (0.37)   (0.33)
 Distributions from
  Realized Gains......    (0.04)       --     (0.11)      --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.27)    (0.28)    (0.48)   (0.33)
                          -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.24    $10.38    $10.39   $10.54
                         ======    ======    ======   ======
Total Return /(b)/ ...     1.27%     2.64%     3.33%    6.02%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,294   $35,847   $12,108     $996
 Ratio of Expenses to
  Average Net Assets..     1.18%     1.33%     1.35%    1.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.18%     1.33%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.15%     2.46%     3.56%    4.75%/(f)/
 Portfolio Turnover
  Rate................     61.5%     72.3%    105.8%    68.4%/(f)/

                           2004      2003      2002    2001/(G)/
                           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.38    $10.39    $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.30      0.39      0.47     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.09)    (0.02)    (0.04)    0.30
                          -----     -----     -----     ----
 Total From Investment
            Operations     0.21      0.37      0.43     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.32)    (0.38)    (0.47)   (0.39)
 Distributions from
  Realized Gains......    (0.04)       --     (0.11)      --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.36)    (0.38)    (0.58)   (0.39)
                          -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.23    $10.38    $10.39   $10.54
                         ======    ======    ======   ======
Total Return..........     2.06%     3.62%     4.29%    6.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10       $10    $9,450   $1,214
 Ratio of Expenses to
  Average Net Assets..     0.40%     0.40%     0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.92%     3.73%     4.54%    5.59%/(f)/
 Portfolio Turnover
  Rate................     61.5%     72.3%    105.8%    68.4%/(f)/

                           2004      2003      2002    2001/(D)/
                           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.37    $10.39    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.28      0.33      0.47     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.09)       --     (0.06)    0.50
  ----                    -----               -----     ----
 Total From Investment
            Operations     0.19      0.33      0.41     1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.30)    (0.35)    (0.44)   (0.52)
 Distributions from
  Realized Gains......    (0.04)       --     (0.11)      --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.34)    (0.35)    (0.55)   (0.52)
                          -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.22    $10.37    $10.39   $10.53
                         ======    ======    ======   ======
Total Return..........     1.80%     3.25%     4.13%   10.21%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,387    $3,352    $2,694   $2,633
 Ratio of Expenses to
  Average Net Assets..     0.66%     0.66%     0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.67%     3.19%     4.41%    5.76%/(f)/
 Portfolio Turnover
  Rate................     61.5%     72.3%    105.8%    68.4%/(f)/

                           2004      2003      2002    2001/(D)/
                           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.29    $10.31    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.26      0.32      6.39     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.09)       --     (6.07)    0.49
  ----                    -----               -----     ----
 Total From Investment
            Operations     0.17      0.32      0.32     1.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.28)    (0.34)    (0.43)   (0.51)
 Distributions from
  Realized Gains......    (0.04)       --     (0.11)      --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.32)    (0.34)    (0.54)   (0.51)
                          -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.14    $10.29    $10.31   $10.53
                         ======    ======    ======   ======
Total Return..........     1.69%     3.15%     3.20%   10.11%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11       $11       $11   $2,632
 Ratio of Expenses to
  Average Net Assets..     0.78%     0.78%     0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.54%     3.08%     4.37%    5.47%/(f)/
 Portfolio Turnover
  Rate................     61.5%     72.3%    105.8%    68.4%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004     2003     2002      2001/(E)/
                           ----     ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $13.00    $8.74    $8.32     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08     0.08       --       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.09     4.18     0.46      (1.97)
                           ----     ----     ----      -----
 Total From Investment
            Operations     2.17     4.26     0.46      (1.90)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)      --    (0.04)     (0.02)
 ----                     -----             -----      -----
   Total Dividends and
         Distributions    (0.08)      --    (0.04)     (0.02)
 ----                     -----             -----      -----
Net Asset Value, End
 of Period............   $15.09   $13.00    $8.74      $8.32
                         ======   ======    =====      =====
Total Return..........    16.80%   48.74%    5.53%    (19.24)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,143   $2,484   $1,543     $1,041
 Ratio of Expenses to
  Average Net Assets..     1.91%    1.92%    1.92%      1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.92%    1.92%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.59%    0.76%    0.10%      0.90%/(g)/
 Portfolio Turnover
  Rate................    146.9%   144.7%   151.0%     156.3%/(g)/

                           2004     2003     2002      2001/(E)/
                           ----     ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.96    $8.73    $8.31     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06     0.06       --       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.09     4.17     0.45      (1.97)
                           ----     ----     ----      -----
 Total From Investment
            Operations     2.15     4.23     0.45      (1.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)      --    (0.03)     (0.02)
 ----                     -----             -----      -----
   Total Dividends and
         Distributions    (0.06)      --    (0.03)     (0.02)
 ----                     -----             -----      -----
Net Asset Value, End
 of Period............   $15.05   $12.96    $8.73      $8.31
                         ======   ======    =====      =====
Total Return..........    16.65%   48.45%    5.34%    (19.33)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,928   $1,630   $1,093     $1,040
 Ratio of Expenses to
  Average Net Assets..     2.09%    2.10%    2.10%      2.10%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.10%    2.10%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.41%    0.59%      --       0.73%/(g)/
 Portfolio Turnover
  Rate................    146.9%   144.7%   151.0%     156.3%/(g)/

                           2004     2003     2002      2001/(H)/
                           ----     ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.82    $8.68    $8.26     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01       --    (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.07     4.14     0.45      (2.04)
                           ----     ----     ----      -----
 Total From Investment
            Operations     2.08     4.14     0.43      (2.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --       --    (0.01)        --
 -----                                      -----
   Total Dividends and
         Distributions       --       --    (0.01)        --
 -----                                      -----
Net Asset Value, End
 of Period............   $14.90   $12.82    $8.68      $8.26
                         ======   ======    =====      =====
Total Return /(c)/ ...    16.26%   47.70%    5.17%    (19.41)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,631   $8,956   $2,240       $347
 Ratio of Expenses to
  Average Net Assets..     2.39%    2.65%    2.30%      2.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.40%    3.31%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.10%    0.05%   (0.28)%     0.42%/(g)/
 Portfolio Turnover
  Rate................    146.9%   144.7%   151.0%     156.3%/(g)/

                           2004     2003     2002      2001/(H)/
                           ----     ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $13.06    $8.72    $8.31     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16     0.03     0.09       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.10     4.31     0.42      (2.03)
                           ----     ----     ----      -----
 Total From Investment
            Operations     2.26     4.34     0.51      (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)      --    (0.10)        --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.16)      --    (0.10)        --
 ----                     -----             -----
Net Asset Value, End
 of Period............   $15.16   $13.06    $8.72      $8.31
                         ======   ======    =====      =====
Total Return..........    17.46%   49.77%    6.03%    (18.93)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $15      $13   $2,517       $314
 Ratio of Expenses to
  Average Net Assets..     1.34%    1.35%    1.35%      1.35%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.35%    1.35%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.16%    0.34%    0.73%      3.65%/(g)/
 Portfolio Turnover
  Rate................    146.9%   144.7%   151.0%     156.3%/(g)/

                           2004     2003     2002      2001/(E)/
                           ----     ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $13.07    $8.76    $8.33     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13     0.10     0.05       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.10     4.21     0.45      (1.97)
                           ----     ----     ----      -----
 Total From Investment
            Operations     2.23     4.31     0.50      (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)      --    (0.07)     (0.02)
 ----                     -----             -----      -----
   Total Dividends and
         Distributions    (0.13)      --    (0.07)     (0.02)
 ----                     -----             -----      -----
Net Asset Value, End
 of Period............   $15.17   $13.07    $8.76      $8.33
                         ======   ======    =====      =====
Total Return..........    17.14%   49.20%    5.97%    (19.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,430   $2,506   $1,102     $1,042
 Ratio of Expenses to
  Average Net Assets..     1.60%    1.61%    1.61%      1.61%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.61%    1.61%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.90%    1.01%    0.49%      0.69%/(g)/
 Portfolio Turnover
  Rate................    146.9%   144.7%   151.0%     156.3%/(g)/

                           2004     2003     2002      2001/(E)/
                           ----     ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.05    $8.76    $8.33     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11     0.10     0.04       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.11     4.19     0.45      (1.97)
                           ----     ----     ----      -----
 Total From Investment
            Operations     2.22     4.29     0.49      (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)      --    (0.06)     (0.02)
 ----                     -----             -----      -----
   Total Dividends and
         Distributions    (0.11)      --    (0.06)     (0.02)
 ----                     -----             -----      -----
Net Asset Value, End
 of Period............   $15.16   $13.05    $8.76      $8.33
                         ======   ======    =====      =====
Total Return..........    17.11%   48.97%    5.85%    (19.14)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,896   $1,633   $1,095     $1,043
 Ratio of Expenses to
  Average Net Assets..     1.72%    1.73%    1.72%      1.73%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.73%    1.73%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.78%    0.96%    0.38%      1.09%/(g)/
 Portfolio Turnover
  Rate................    146.9%   144.7%   151.0%     156.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004      2003         2002      2001/(F)/
                           ----      ----         ----      ----
INTERNATIONAL FUND I
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $8.00     $6.51        $7.40     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06      0.07        (0.02)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.27      1.45        (0.87)     (2.83)
                           ----      ----        -----      -----
 Total From Investment
            Operations     1.33      1.52        (0.89)     (2.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)    (0.03)          --         --
 -----                    -----     -----
   Total Dividends and
         Distributions    (0.02)    (0.03)          --         --
 -----                    -----     -----
Net Asset Value, End
 of Period............    $9.31     $8.00        $6.51      $7.40
                          =====     =====        =====      =====
Total Return..........    16.59%    23.36%      (12.03)%   (26.92)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,156    $4,173       $3,304       $926
 Ratio of Expenses to
  Average Net Assets..     1.46%     1.47%        1.47%      1.47%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.47%     1.47%        1.47%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.73%     0.95%        0.46%      0.79%/(h)/
 Portfolio Turnover
  Rate................    160.2%    162.2%/(e)/   71.4%      86.8%/(h)/

                           2004      2003         2002      2001/(F)/
                           ----      ----         ----      ----
INTERNATIONAL FUND I
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.96     $6.47        $7.38     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05      0.04        (0.02)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.24      1.47        (0.89)     (2.84)
                           ----      ----        -----      -----
 Total From Investment
            Operations     1.29      1.51        (0.91)     (2.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --     (0.02)          --         --
 -----                              -----
   Total Dividends and
         Distributions       --     (0.02)          --         --
 -----                              -----
Net Asset Value, End
 of Period............    $9.25     $7.96        $6.47      $7.38
                          =====     =====        =====      =====
Total Return..........    16.23%    23.30%      (12.33)%   (27.12)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,573    $3,060       $3,172       $974
 Ratio of Expenses to
  Average Net Assets..     1.64%     1.65%        1.65%      1.65%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.65%     1.65%        1.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.53%     0.61%        0.38%      0.60%/(h)/
 Portfolio Turnover
  Rate................    160.2%    162.2%/(e)/   71.4%      86.8%/(h)/

                           2004      2003         2002      2001/(I)/
                           ----      ----         ----      ----
INTERNATIONAL FUND I
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.98     $6.49        $7.42      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03      0.02         0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.26      1.47        (0.94)     (2.11)
                           ----      ----        -----      -----
 Total From Investment
            Operations     1.29      1.49        (0.93)     (2.12)
                           ----      ----        -----      -----
Net Asset Value, End
 of Period............    $9.27     $7.98        $6.49      $7.42
                          =====     =====        =====      =====
Total Return /(c)/ ...    16.17%    22.98%      (12.53)%   (22.22)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $63,380   $33,430      $10,104     $2,165
 Ratio of Expenses to
  Average Net Assets..     1.78%     2.05%        1.85%      1.81%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.79%     2.15%        1.85%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.37%     0.24%        0.03%     (0.36)%/(h)/
 Portfolio Turnover
  Rate................    160.2%    162.2%/(e)/   71.4%      86.8%/(h)/

                           2004      2003         2002      2001/(I)/
                           ----      ----         ----      ----
INTERNATIONAL FUND I
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.01     $6.52        $7.46      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11      0.06         0.02         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.26      1.50        (0.88)     (2.08)
                           ----      ----        -----      -----
 Total From Investment
            Operations     1.37      1.56        (0.86)     (2.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)    (0.07)       (0.08)        --
 ----                     -----     -----        -----
   Total Dividends and
         Distributions    (0.06)    (0.07)       (0.08)        --
 ----                     -----     -----        -----
Net Asset Value, End
 of Period............    $9.32     $8.01        $6.52      $7.46
                          =====     =====        =====      =====
Total Return..........    17.24%    24.09%      (11.60)%   (21.80)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,831    $8,611      $20,504     $1,782
 Ratio of Expenses to
  Average Net Assets..     0.89%     0.90%        0.90%      0.90%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.90%     0.90%        0.90%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.23%     0.91%        1.15%      0.34%/(h)/
 Portfolio Turnover
  Rate................    160.2%    162.2%/(e)/   71.4%      86.8%/(h)/

                           2004      2003         2002      2001/(F)/
                           ----      ----         ----      ----
INTERNATIONAL FUND I
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $8.01     $6.51        $7.41     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09      0.08        (0.01)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.26      1.47        (0.85)     (2.81)
                           ----      ----        -----      -----
 Total From Investment
            Operations     1.35      1.55        (0.86)     (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)    (0.05)       (0.04)        --
 ----                     -----     -----        -----
   Total Dividends and
         Distributions    (0.04)    (0.05)       (0.04)        --
 ----                     -----     -----        -----
Net Asset Value, End
 of Period............    $9.32     $8.01        $6.51      $7.41
                          =====     =====        =====      =====
Total Return..........    16.93%    23.90%      (11.61)%   (26.82)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,120    $7,169       $4,166       $925
 Ratio of Expenses to
  Average Net Assets..     1.15%     1.16%        1.16%      1.16%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.16%     1.16%        1.16%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.99%     1.15%        0.75%      0.21%/(h)/
 Portfolio Turnover
  Rate................    160.2%    162.2%/(e)/   71.4%      86.8%/(h)/

                           2004      2003         2002      2001/(F)/
                           ----      ----         ----      ----
INTERNATIONAL FUND I
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $8.08     $6.50        $7.41     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09      0.08        (0.01)      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.29      1.54        (0.87)     (2.83)
                           ----      ----        -----      -----
 Total From Investment
            Operations     1.38      1.62        (0.88)     (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)    (0.04)       (0.03)        --
 ----                     -----     -----        -----
   Total Dividends and
         Distributions    (0.03)    (0.04)       (0.03)        --
 ----                     -----     -----        -----
Net Asset Value, End
 of Period............    $9.43     $8.08        $6.50      $7.41
                          =====     =====        =====      =====
Total Return..........    17.14%    25.01%      (11.96)%   (26.82)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,431       $60       $2,381       $927
 Ratio of Expenses to
  Average Net Assets..     1.28%     1.28%        1.28%      1.28%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.28%     1.28%        1.28%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.03%     1.03%        0.76%      0.98%/(h)/
 Portfolio Turnover
  Rate................    160.2%    162.2%/(e)/   71.4%      86.8%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004       2003       2002      2001/(E)/
                            ----       ----       ----      ----
INTERNATIONAL FUND II
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.58      $6.83      $7.55     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08       0.05       0.02      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.70       1.70      (0.70)     (2.56)
                            ----       ----      -----      -----
 Total From Investment
            Operations      1.78       1.75      (0.68)     (2.63)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)        --      (0.04)        --
 ------                    -----                 -----
   Total Dividends and
         Distributions     (0.05)        --      (0.04)        --
 ------                    -----                 -----
Net Asset Value, End
 of Period............    $10.31      $8.58      $6.83      $7.55
                          ======      =====      =====      =====
Total Return..........     20.81%     25.62%     (9.07)%   (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,301     $2,591     $1,405       $756
 Ratio of Expenses to
  Average Net Assets..      1.57%      1.57%      1.57%      1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --       1.57%      1.57%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.86%      0.65%      0.10%      0.34%/(g)/
 Portfolio Turnover
  Rate................     156.2%     135.3%      96.9%     143.1%/(g)/

                            2004       2003       2002      2001/(E)/
                            ----       ----       ----      ----
INTERNATIONAL FUND II
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $8.25      $6.58      $7.53     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06       0.05      (0.08)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.64       1.62      (0.84)     (2.57)
                            ----       ----      -----      -----
 Total From Investment
            Operations      1.70       1.67      (0.92)     (2.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)        --      (0.03)        --
 ------                    -----                 -----
   Total Dividends and
         Distributions     (0.04)        --      (0.03)        --
 ------                    -----                 -----
Net Asset Value, End
 of Period............     $9.91      $8.25      $6.58      $7.53
                           =====      =====      =====      =====
Total Return..........     20.61%     25.38%    (12.32)%   (25.96)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,859       $568       $199       $754
 Ratio of Expenses to
  Average Net Assets..      1.75%      1.75%      1.74%      1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --       1.75%      1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.60%      0.73%     (0.03)%     0.16%/(g)/
 Portfolio Turnover
  Rate................     156.2%     135.3%      96.9%     143.1%/(g)/

                            2004       2003       2002      2001/(H)/
                            ----       ----       ----      ----
INTERNATIONAL FUND II
---------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.28      $6.62      $7.56      $9.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04       0.01       0.04      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.64       1.65      (0.97)     (1.72)
                            ----       ----      -----      -----
 Total From Investment
            Operations      1.68       1.66      (0.93)     (1.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)        --      (0.01)        --
 ------                    -----                 -----
   Total Dividends and
         Distributions     (0.01)        --      (0.01)        --
 ------                    -----                 -----
Net Asset Value, End
 of Period............     $9.95      $8.28      $6.62      $7.56
                           =====      =====      =====      =====
Total Return /(c)/ ...     20.30%     25.08%    (12.33)%   (18.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $20,013     $8,079     $3,871       $931
 Ratio of Expenses to
  Average Net Assets..      2.00%      2.10%      1.95%      1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.00%      2.65%      1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.43%      0.18%     (0.11)%    (0.38)%/(g)/
 Portfolio Turnover
  Rate................     156.2%     135.3%      96.9%     143.1%/(g)/

                            2004       2003       2002      2001/(E)/
                            ----       ----       ----      ----
INTERNATIONAL FUND II
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.38      $6.63      $7.58     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13       0.10      (0.01)      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.66       1.65      (0.86)     (2.70)
                            ----       ----      -----      -----
 Total From Investment
            Operations      1.79       1.75      (0.87)     (2.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        --      (0.08)        --
 ------                    -----                 -----
   Total Dividends and
         Distributions     (0.10)        --      (0.08)        --
 ------                    -----                 -----
Net Asset Value, End
 of Period............    $10.07      $8.38      $6.63      $7.58
                          ======      =====      =====      =====
Total Return..........     21.54%     26.40%    (11.58)%   (25.47)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $354,090   $208,785   $117,442     $2,176
 Ratio of Expenses to
  Average Net Assets..      1.00%      1.00%      0.99%      1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --       1.00%      1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.42%      1.37%      0.93%      0.36%/(g)/
 Portfolio Turnover
  Rate................     156.2%     135.3%      96.9%     143.1%/(g)/

                            2004       2003       2002      2001/(E)/
                            ----       ----       ----      ----
INTERNATIONAL FUND II
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $8.34      $6.61      $7.55     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10       0.08       0.02      (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.66       1.65      (0.90)     (2.59)
                            ----       ----      -----      -----
 Total From Investment
            Operations      1.76       1.73      (0.88)     (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.08)        --      (0.06)        --
 ------                    -----                 -----
   Total Dividends and
         Distributions     (0.08)        --      (0.06)        --
 ------                    -----                 -----
Net Asset Value, End
 of Period............    $10.02      $8.34      $6.61      $7.55
                          ======      =====      =====      =====
Total Return..........     21.21%     26.17%    (11.72)%   (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,848       $685       $623       $756
 Ratio of Expenses to
  Average Net Assets..      1.26%      1.26%      1.25%      1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --       1.26%      1.26%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.12%      1.09%      0.43%      0.65%/(g)/
 Portfolio Turnover
  Rate................     156.2%     135.3%      96.9%     143.1%/(g)/

                            2004       2003       2002      2001/(E)/
                            ----       ----       ----      ----
INTERNATIONAL FUND II
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $8.31      $6.60      $7.55     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.09       0.08      (0.03)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.67       1.63      (0.86)     (2.58)
                            ----       ----      -----      -----
 Total From Investment
            Operations      1.76       1.71      (0.89)     (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)        --      (0.06)        --
 ------                    -----                 -----
   Total Dividends and
         Distributions     (0.07)        --      (0.06)        --
 ------                    -----                 -----
Net Asset Value, End
 of Period............    $10.00      $8.31      $6.60      $7.55
                          ======      =====      =====      =====
Total Return..........     21.26%     25.91%    (11.96)%   (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $228       $106       $195       $756
 Ratio of Expenses to
  Average Net Assets..      1.38%      1.38%      1.36%      1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --       1.38%      1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.92%      1.12%      0.35%      0.53%/(g)/
 Portfolio Turnover
  Rate................     156.2%     135.3%      96.9%     143.1%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred, and Select classes of shares incurred an unrealized gain of $.18, $.18, $.19, $.19, and $.19 per share, respectively, from November 27, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004     2003/(B)/
                            ----     ----
LARGECAP BLEND FUND I
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $12.07    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.07      2.03
                            ----      ----
 Total From Investment
            Operations      1.13      2.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)       --
 Distributions from
  Realized Gains......     (0.27)       --
  ----                     -----
   Total Dividends and
         Distributions     (0.31)       --
  ----                     -----
Net Asset Value, End
 of Period............    $12.89    $12.07
                          ======    ======
Total Return..........      9.55%    20.70%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $9      $121
 Ratio of Expenses to
  Average Net Assets..      1.17%     1.17%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.44%     0.45%/(d)/
 Portfolio Turnover
  Rate................     106.2%    109.2%/(d)/

                            2004     2003/(B)/
                            ----     ----
LARGECAP BLEND FUND I
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $12.05    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.08      2.03
                            ----      ----
 Total From Investment
            Operations      1.11      2.05
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)       --
 Distributions from
  Realized Gains......     (0.27)       --
  ----                     -----
   Total Dividends and
         Distributions     (0.29)       --
  ----                     -----
Net Asset Value, End
 of Period............    $12.87    $12.05
                          ======    ======
Total Return..........      9.37%    20.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10      $120
 Ratio of Expenses to
  Average Net Assets..      1.35%     1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.26%     0.27%/(d)/
 Portfolio Turnover
  Rate................     106.2%    109.2%/(d)/

                            2004     2003/(B)/
                            ----     ----
LARGECAP BLEND FUND I
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $12.12    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.10      2.02
                            ----      ----
 Total From Investment
            Operations      1.21      2.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.11)       --
 Distributions from
  Realized Gains......     (0.27)       --
  ----                     -----
   Total Dividends and
         Distributions     (0.38)       --
  ----                     -----
Net Asset Value, End
 of Period............    $12.95    $12.12
                          ======    ======
Total Return..........     10.22%    21.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $247,979   $11,910
 Ratio of Expenses to
  Average Net Assets..      0.60%     0.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.89%     1.02%/(d)/
 Portfolio Turnover
  Rate................     106.2%    109.2%/(d)/

                            2004     2003/(B)/
                            ----     ----
LARGECAP BLEND FUND I
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $12.10    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.09      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.09      2.03
                            ----      ----
 Total From Investment
            Operations      1.18      2.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.08)       --
 Distributions from
  Realized Gains......     (0.27)       --
  ----                     -----
   Total Dividends and
         Distributions     (0.35)       --
  ----                     -----
Net Asset Value, End
 of Period............    $12.93    $12.10
                          ======    ======
Total Return..........      9.94%    21.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10      $121
 Ratio of Expenses to
  Average Net Assets..      0.86%     0.86%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.75%     0.76%/(d)/
 Portfolio Turnover
  Rate................     106.2%    109.2%/(d)/

                            2004     2003/(B)/
                            ----     ----
LARGECAP BLEND FUND I
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $12.08    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.09      2.02
                            ----      ----
 Total From Investment
            Operations      1.17      2.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)       --
 Distributions from
  Realized Gains......     (0.27)       --
  ----                     -----
   Total Dividends and
         Distributions     (0.34)       --
  ----                     -----
Net Asset Value, End
 of Period............    $12.91    $12.08
                          ======    ======
Total Return..........      9.83%    20.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $9      $121
 Ratio of Expenses to
  Average Net Assets..      0.98%     0.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.63%     0.64%/(d)/
 Portfolio Turnover
  Rate................     106.2%    109.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004       2003         2002      2001/(H)/
                            ----       ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $6.12      $5.16        $6.30     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)     (0.01)       (0.02)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23       0.97        (1.12)     (3.67)
                            ----       ----        -----      -----
 Total From Investment
            Operations      0.22       0.96        (1.14)     (3.70)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........        --         --           --      (0.01)
  -----                                                       -----
   Total Dividends and
         Distributions        --         --           --      (0.01)
  -----                                                       -----
Net Asset Value, End
 of Period............     $6.34      $6.12        $5.16      $6.30
                           =====      =====        =====      =====
Total Return..........      3.59%     18.60%/(e)/ (18.10)%   (35.88)%/(i)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $513       $753         $646       $788
 Ratio of Expenses to
  Average Net Assets..      1.12%      1.12%        1.12%      1.12%/(j)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.12%      1.12%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.21)%    (0.20)%      (0.29)%    (0.36)%/(j)/
 Portfolio Turnover
  Rate................      59.8%      59.2%/(f)/   29.6%      37.5%/(j)/

                            2004       2003         2002      2001/(H)/
                            ----       ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $5.89      $5.15        $6.29     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)     (0.02)       (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22       0.76        (1.11)     (3.67)
                            ----       ----        -----      -----
 Total From Investment
            Operations      0.20       0.74        (1.14)     (3.71)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........        --         --           --      (0.01)
  -----                                                       -----
   Total Dividends and
         Distributions        --         --           --      (0.01)
  -----                                                       -----
Net Asset Value, End
 of Period............     $6.09      $5.89        $5.15      $6.29
                           =====      =====        =====      =====
Total Return..........      3.40%     14.37%      (18.12)%   (35.98)%/(i)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $72        $79         $644       $787
 Ratio of Expenses to
  Average Net Assets..      1.30%      1.30%        1.30%      1.30%/(j)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.30%      1.30%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.39)%    (0.40)%      (0.47)%    (0.54)%/(j)/
 Portfolio Turnover
  Rate................      59.8%      59.2%/(f)/   29.6%      37.5%/(j)/

                            2004       2003         2002      2001/(K)/
                            ----       ----         ----      ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $5.72      $5.01        $6.14      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)     (0.04)       (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.21       0.75        (1.12)     (1.48)
                            ----       ----        -----      -----
 Total From Investment
            Operations      0.17       0.71        (1.13)     (1.49)
                            ----       ----        -----      -----
Net Asset Value, End
 of Period............     $5.89      $5.72        $5.01      $6.14
                           =====      =====        =====      =====
Total Return /(c)/ ...      2.97%     14.17%      (18.40)%   (20.05)%/(i)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $15,898    $12,629       $5,092     $1,406
 Ratio of Expenses to
  Average Net Assets..      1.53%      1.64%        1.50%      1.47%/(j)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.53%      1.92%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.63)%    (0.72)%      (0.64)%    (0.63)%/(j)/
 Portfolio Turnover
  Rate................      59.8%      59.2%/(f)/   29.6%      37.5%/(j)/

                            2004       2003         2002      2001/(K)/
                            ----       ----         ----      ----
LARGECAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $5.86      $5.09        $6.17      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02       0.02        (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22       0.75        (1.05)     (1.46)
                            ----       ----        -----      -----
 Total From Investment
            Operations      0.24       0.77        (1.08)     (1.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)        --           --         --
 -----                     -----
   Total Dividends and
         Distributions     (0.01)        --           --         --
 -----                     -----
Net Asset Value, End
 of Period............     $6.09      $5.86        $5.09      $6.17
                           =====      =====        =====      =====
Total Return..........      4.05%     15.22%      (17.50)%   (19.66)%/(i)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $121,840    $60,790      $23,787     $1,524
 Ratio of Expenses to
  Average Net Assets..      0.55%      0.55%        0.55%      0.55%/(j)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.55%      0.55%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.34%      0.38%        0.34%      0.34%/(j)/
 Portfolio Turnover
  Rate................      59.8%      59.2%/(f)/   29.6%      37.5%/(j)/

                            2004       2003         2002      2001/(H)/
                            ----       ----         ----      ----
LARGECAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $5.95      $5.19        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01       0.01         0.01      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22       0.75        (1.13)     (3.66)
                            ----       ----        -----      -----
 Total From Investment
            Operations      0.23       0.76        (1.12)     (3.69)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........        --         --           --      (0.01)
  -----                                                       -----
   Total Dividends and
         Distributions        --         --           --      (0.01)
  -----                                                       -----
Net Asset Value, End
 of Period............     $6.18      $5.95        $5.19      $6.31
                           =====      =====        =====      =====
Total Return..........      3.87%     14.64%      (17.75)%   (35.77)%/(i)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,299     $1,638       $1,584       $789
 Ratio of Expenses to
  Average Net Assets..      0.81%      0.81%        0.81%      0.81%/(j)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.81%      0.81%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.09%      0.10%        0.06%     (0.07)%/(j)/
 Portfolio Turnover
  Rate................      59.8%      59.2%/(f)/   29.6%      37.5%/(j)/

                            2004       2003         2002      2001/(H)/
                            ----       ----         ----      ----
LARGECAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $6.05      $5.18        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --         --        (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22       0.87        (1.12)     (3.67)
                            ----       ----        -----      -----
 Total From Investment
            Operations      0.22       0.87        (1.13)     (3.69)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........        --         --           --      (0.01)
  -----                                                       -----
   Total Dividends and
         Distributions        --         --           --      (0.01)
  -----                                                       -----
Net Asset Value, End
 of Period............     $6.27      $6.05        $5.18      $6.31
                           =====      =====        =====      =====
Total Return..........      3.64%     16.80%/(g)/ (17.91)%   (35.77)%/(i)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $53        $32         $648       $789
 Ratio of Expenses to
  Average Net Assets..      0.93%      0.93%        0.92%      0.93%/(j)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.93%      0.93%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.04)%    (0.03)%      (0.10)%    (0.17)%/(j)/
 Portfolio Turnover
  Rate................      59.8%      59.2%/(f)/   29.6%      37.5%/(j)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /During 2003, the Fund processed a significant (relative to the Class) "As
  Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all the shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
/(f) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
/(g) /During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
/(i) /Total return amounts have not been annualized.
/(j) /Computed on an annualized basis.
/(k) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004       2003      2002      2001/(D)/
                            ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.06      $6.79     $8.11     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08       0.08      0.02       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.61       1.23     (1.30)     (2.40)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.69       1.31     (1.28)     (2.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)     (0.04)    (0.04)     (0.01)
                           -----      -----     -----      -----
   Total Dividends and
         Distributions     (0.05)     (0.04)    (0.04)     (0.01)
                           -----      -----     -----      -----
Net Asset Value, End
 of Period............     $8.70      $8.06     $6.79      $8.11
                           =====      =====     =====      =====
Total Return..........      8.58%     19.43%   (15.86)%   (20.99)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $91,855    $31,362    $6,563     $1,015
 Ratio of Expenses to
  Average Net Assets..      0.72%      0.72%     0.72%      0.72%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.95%      1.04%     0.97%      0.70%/(f)/
 Portfolio Turnover
  Rate................      67.3%       1.1%     67.9%     117.4%/(f)/

                            2004       2003      2002      2001/(D)/
                            ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $8.06      $6.77     $8.10     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.07       0.06      0.03       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.59       1.26     (1.33)     (2.40)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.66       1.32     (1.30)     (2.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)     (0.03)    (0.03)     (0.01)
                           -----      -----     -----      -----
   Total Dividends and
         Distributions     (0.03)     (0.03)    (0.03)     (0.01)
                           -----      -----     -----      -----
Net Asset Value, End
 of Period............     $8.69      $8.06     $6.77      $8.10
                           =====      =====     =====      =====
Total Return..........      8.26%     19.57%   (16.15)%   (21.09)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $50,014    $20,010    $2,099     $1,080
 Ratio of Expenses to
  Average Net Assets..      0.90%      0.90%     0.90%      0.90%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.77%      0.85%     0.71%      0.52%/(f)/
 Portfolio Turnover
  Rate................      67.3%       1.1%     67.9%     117.4%/(f)/

                            2004       2003      2002      2001/(G)/
                            ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.99      $6.72     $8.04      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.07       0.05      0.03       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.58       1.24     (1.34)     (1.34)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.65       1.29     (1.31)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)     (0.02)    (0.01)        --
  ----                     -----      -----     -----
   Total Dividends and
         Distributions     (0.02)     (0.02)    (0.01)        --
  ----                     -----      -----     -----
Net Asset Value, End
 of Period............     $8.62      $7.99     $6.72      $8.04
                           =====      =====     =====      =====
Total Return /(b)/ ...      8.19%     19.19%   (16.31)%   (14.38)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $247,010   $154,666   $61,111    $12,926
 Ratio of Expenses to
  Average Net Assets..      0.90%      1.11%     1.10%      1.07%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      0.90%      1.13%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.78%      0.66%     0.51%      0.36%/(f)/
 Portfolio Turnover
  Rate................      67.3%       1.1%     67.9%     117.4%/(f)/

                            2004       2003      2002      2001/(G)/
                            ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.04      $6.76     $8.09      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13       0.12      0.11       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.60       1.24     (1.35)     (1.36)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.73       1.36     (1.24)     (1.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)     (0.08)    (0.09)        --
  ----                     -----      -----     -----
   Total Dividends and
         Distributions     (0.10)     (0.08)    (0.09)        --
  ----                     -----      -----     -----
Net Asset Value, End
 of Period............     $8.67      $8.04     $6.76      $8.09
                           =====      =====     =====      =====
Total Return..........      9.10%     20.35%   (15.54)%   (13.84)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10   $114,300        $7         $8
 Ratio of Expenses to
  Average Net Assets..      0.15%      0.15%     0.15%      0.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.55%      1.54%     1.44%      1.25%/(f)/
 Portfolio Turnover
  Rate................      67.3%       1.1%     67.9%     117.4%/(f)/

                            2004       2003      2002      2001/(D)/
                            ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $8.12      $6.83     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.11       0.10      0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.60       1.25     (1.30)     (2.38)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.71       1.35     (1.23)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.08)     (0.06)    (0.07)     (0.01)
                           -----      -----     -----      -----
   Total Dividends and
         Distributions     (0.08)     (0.06)    (0.07)     (0.01)
                           -----      -----     -----      -----
Net Asset Value, End
 of Period............     $8.75      $8.12     $6.83      $8.13
                           =====      =====     =====      =====
Total Return..........      8.72%     19.97%   (15.31)%   (20.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $122,210    $83,580   $30,529     $2,386
 Ratio of Expenses to
  Average Net Assets..      0.41%      0.41%     0.41%      0.41%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.26%      1.37%     1.22%      0.86%/(f)/
 Portfolio Turnover
  Rate................      67.3%       1.1%     67.9%     117.4%/(f)/

                            2004       2003      2002      2001/(D)/
                            ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $8.08      $6.80     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10       0.10      0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.61       1.24     (1.34)     (2.39)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.71       1.34     (1.27)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)     (0.06)    (0.06)     (0.01)
                           -----      -----     -----      -----
   Total Dividends and
         Distributions     (0.07)     (0.06)    (0.06)     (0.01)
                           -----      -----     -----      -----
Net Asset Value, End
 of Period............     $8.72      $8.08     $6.80      $8.13
                           =====      =====     =====      =====
Total Return..........      8.77%     19.78%   (15.79)%   (20.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $10,000     $3,245    $1,108     $1,016
 Ratio of Expenses to
  Average Net Assets..      0.53%      0.53%     0.52%      0.53%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.13%      1.27%     1.07%      0.89%/(f)/
 Portfolio Turnover
  Rate................      67.3%       1.1%     67.9%     117.4%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003      2002      2001/(E)/
                           ----      ----      ----      ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.77     $8.23     $9.10     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09      0.08      0.09       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.86      1.50     (0.91)     (1.12)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.95      1.58     (0.82)     (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)    (0.04)    (0.05)     (0.01)
                          -----     -----     -----      -----
   Total Dividends and
         Distributions    (0.07)    (0.04)    (0.05)     (0.01)
                          -----     -----     -----      -----
Net Asset Value, End
 of Period............   $10.65     $9.77     $8.23      $9.10
                         ======     =====     =====      =====
Total Return..........     9.71%    19.26%    (9.09)%   (10.42)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $911      $248    $1,030     $1,138
 Ratio of Expenses to
  Average Net Assets..     1.02%     1.01%     1.02%      1.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.02%     1.02%     1.02%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.87%     1.03%     0.98%      0.86%/(g)/
 Portfolio Turnover
  Rate................    228.4%    179.1%    128.9%     116.0%/(g)/

                           2004      2003      2002      2001/(E)/
                           ----      ----      ----      ----
LARGECAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.81     $8.22     $9.09     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09      0.07      0.08       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.82      1.54     (0.92)     (1.12)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.91      1.61     (0.84)     (1.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)    (0.02)    (0.03)     (0.01)
                          -----     -----     -----      -----
   Total Dividends and
         Distributions    (0.05)    (0.02)    (0.03)     (0.01)
                          -----     -----     -----      -----
Net Asset Value, End
 of Period............   $10.67     $9.81     $8.22      $9.09
                         ======     =====     =====      =====
Total Return..........     9.26%    19.68%    (9.26)%   (10.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,388    $2,220    $2,033     $2,560
 Ratio of Expenses to
  Average Net Assets..     1.19%     1.20%     1.20%      1.20%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.20%     1.20%     1.20%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.82%     0.84%     0.80%      0.70%/(g)/
 Portfolio Turnover
  Rate................    228.4%    179.1%    128.9%     116.0%/(g)/

                           2004      2003      2002      2001/(H)/
                           ----      ----      ----      ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.74     $8.22     $9.09     $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06      0.03      0.03       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.82      1.50     (0.89)     (1.05)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.88      1.53     (0.86)     (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)    (0.01)    (0.01)        --
 ----                     -----     -----     -----
   Total Dividends and
         Distributions    (0.01)    (0.01)    (0.01)        --
 ----                     -----     -----     -----
Net Asset Value, End
 of Period............   $10.61     $9.74     $8.22      $9.09
                         ======     =====     =====      =====
Total Return /(c)/ ...     9.07%    18.60%    (9.44)%   (10.09)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,334   $10,876    $3,683     $1,083
 Ratio of Expenses to
  Average Net Assets..     1.35%     1.62%     1.40%      1.35%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.36%     1.91%     1.40%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.62%     0.38%     0.59%      0.60%/(g)/
 Portfolio Turnover
  Rate................    228.4%    179.1%    128.9%     116.0%/(g)/

                           2004      2003      2002      2001/(H)/
                           ----      ----      ----      ----
LARGECAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.82     $8.27     $9.14     $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16      0.14      0.13       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.81      1.50     (0.90)     (1.00)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.97      1.64     (0.77)     (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)    (0.09)    (0.10)        --
 ----                     -----     -----     -----
   Total Dividends and
         Distributions    (0.12)    (0.09)    (0.10)        --
 ----                     -----     -----     -----
Net Asset Value, End
 of Period............   $10.67     $9.82     $8.27      $9.14
                         ======     =====     =====      =====
Total Return..........     9.97%    19.97%    (8.54)%    (9.68)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $97,881   $59,663   $27,086     $1,946
 Ratio of Expenses to
  Average Net Assets..     0.44%     0.45%     0.45%      0.45%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.45%     0.45%     0.45%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.51%     1.59%     1.58%      1.53%/(g)/
 Portfolio Turnover
  Rate................    228.4%    179.1%    128.9%     116.0%/(g)/

                           2004      2003      2002      2001/(E)/
                           ----      ----      ----      ----
LARGECAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.83     $8.26     $9.13     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13      0.12      0.02       0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.83      1.52     (0.81)     (1.17)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.96      1.64     (0.79)     (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)    (0.07)    (0.08)     (0.01)
                          -----     -----     -----      -----
   Total Dividends and
         Distributions    (0.10)    (0.07)    (0.08)     (0.01)
                          -----     -----     -----      -----
Net Asset Value, End
 of Period............   $10.69     $9.83     $8.26      $9.13
                         ======     =====     =====      =====
Total Return..........     9.78%    19.93%    (8.79)%   (10.12)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,716    $3,282    $3,770     $1,141
 Ratio of Expenses to
  Average Net Assets..     0.70%     0.71%     0.71%      0.71%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.71%     0.71%     0.71%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.27%     1.35%     1.25%      0.90%/(g)/
 Portfolio Turnover
  Rate................    228.4%    179.1%    128.9%     116.0%/(g)/

                           2004      2003      2002      2001/(E)/
                           ----      ----      ----      ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.79     $8.25     $9.12     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12      0.10      0.11       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.81      1.50     (0.91)     (1.11)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.93      1.60     (0.80)     (1.04)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)    (0.06)    (0.07)     (0.01)
                          -----     -----     -----      -----
   Total Dividends and
         Distributions    (0.08)    (0.06)    (0.07)     (0.01)
                          -----     -----     -----      -----
Net Asset Value, End
 of Period............   $10.64     $9.79     $8.25      $9.12
                         ======     =====     =====      =====
Total Return..........     9.58%    19.44%    (8.90)%   (10.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $15       $10    $1,031     $1,140
 Ratio of Expenses to
  Average Net Assets..     0.83%     0.82%     0.82%      0.83%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.83%     0.83%     0.82%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.14%     1.24%     1.17%      1.05%/(g)/
 Portfolio Turnover
  Rate................    228.4%    179.1%    128.9%     116.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.16 per share from December 1, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares recognized $.00 and $.01 of net investment income per share, respectively, and incurred an unrealized loss of $.16 and $.18 per share, respectively, from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003         2002     2001/(F)/
                           ----      ----         ----     ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.32     $9.04        $9.32    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --        --         0.02      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.68      2.32        (0.28)    (0.90)
                           ----      ----        -----     -----
 Total From Investment
            Operations     1.68      2.32        (0.26)    (0.87)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)    (0.02)       (0.02)    (0.02)
 Distributions from
  Realized Gains......    (0.05)       --           --        --
 Tax Return of Capital
  Distribution........       --     (0.02)          --        --
 -----
   Total Dividends and
         Distributions    (0.10)    (0.04)       (0.02)    (0.02)
                          -----     -----        -----     -----
Net Asset Value, End
 of Period............   $12.90    $11.32        $9.04     $9.32
                         ======    ======        =====     =====
Total Return..........    14.83%    25.73%       (2.78)%   (7.84)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,084    $3,744       $2,131    $1,164
 Ratio of Expenses to
  Average Net Assets..     1.22%     1.22%        1.22%     1.22%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.22%     1.22%        1.22%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.28%     0.22%        0.34%     0.26%/(h)/
 Portfolio Turnover
  Rate................     60.8%     35.3%/(e)/   62.0%     55.6%/(h)/

                           2004      2003         2002     2001/(F)/
                           ----      ----         ----     ----
MIDCAP BLEND FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.30     $9.02        $9.30    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --        --         0.01      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.63      2.30        (0.28)    (0.91)
                           ----      ----        -----     -----
 Total From Investment
            Operations     1.63      2.30        (0.27)    (0.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)    (0.01)       (0.01)    (0.02)
 Distributions from
  Realized Gains......    (0.05)       --           --        --
 Tax Return of Capital
  Distribution........       --     (0.01)          --        --
 -----
   Total Dividends and
         Distributions    (0.08)    (0.02)       (0.01)    (0.02)
                          -----     -----        -----     -----
Net Asset Value, End
 of Period............   $12.85    $11.30        $9.02     $9.30
                         ======    ======        =====     =====
Total Return..........    14.39%    25.57%       (2.95)%   (8.04)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $934    $2,221       $1,138    $1,168
 Ratio of Expenses to
  Average Net Assets..     1.40%     1.40%        1.40%     1.40%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.40%     1.40%        1.40%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.28%     0.03%        0.11%     0.08%/(h)/
 Portfolio Turnover
  Rate................     60.8%     35.3%/(e)/   62.0%     55.6%/(h)/

                           2004      2003         2002     2001/(I)/
                           ----      ----         ----     ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.20     $8.95        $9.23     $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --        --           --     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.61      2.25        (0.28)    (0.71)
                           ----      ----        -----     -----
 Total From Investment
            Operations     1.61      2.25        (0.28)    (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       --           --        --

 Distributions from
  Realized Gains......    (0.05)       --           --        --
 -----
   Total Dividends and
         Distributions    (0.06)       --           --        --
 -----                    -----
Net Asset Value, End
 of Period............   $12.75    $11.20        $8.95     $9.23
                         ======    ======        =====     =====
Total Return /(c)/ ...    14.32%    25.20%       (3.03)%   (7.42)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $75,490   $41,132      $13,260    $2,568
 Ratio of Expenses to
  Average Net Assets..     1.49%     1.68%        1.60%     1.57%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.49%     1.78%        1.60%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.27%    (0.27)%         --     (0.19)%/(h)/
 Portfolio Turnover
  Rate................     60.8%     35.3%/(e)/   62.0%     55.6%/(h)/

                           2004      2003         2002     2001/(I)/
                           ----      ----         ----     ----
MIDCAP BLEND FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $11.28     $9.01        $9.29     $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02      0.01         0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.76      2.35        (0.28)    (0.71)
                           ----      ----        -----     -----
 Total From Investment
            Operations     1.78      2.36        (0.20)    (0.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)    (0.04)       (0.08)       --
 Distributions from
  Realized Gains......    (0.05)       --           --        --
 Tax Return of Capital
  Distribution........       --     (0.05)          --        --
 -----
   Total Dividends and
         Distributions    (0.16)    (0.09)       (0.08)       --
 ----                     -----     -----        -----
Net Asset Value, End
 of Period............   $12.90    $11.28        $9.01     $9.29
                         ======    ======        =====     =====
Total Return..........    15.89%    26.42%       (2.23)%   (6.82)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11      $697           $9        $9
 Ratio of Expenses to
  Average Net Assets..     0.64%     0.65%        0.65%     0.65%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.65%     0.65%        0.65%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.71%     0.69%        0.86%     0.82%/(h)/
 Portfolio Turnover
  Rate................     60.8%     35.3%/(e)/   62.0%     55.6%/(h)/

                           2004      2003         2002     2001/(F)/
                           ----      ----         ----     ----
MIDCAP BLEND FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.36     $9.07        $9.35    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01        --         0.05      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.68      2.36        (0.28)    (0.90)
                           ----      ----        -----     -----
 Total From Investment
            Operations     1.69      2.36        (0.23)    (0.84)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)    (0.03)       (0.05)    (0.02)
 Distributions from
  Realized Gains......    (0.05)       --           --        --
 Tax Return of Capital
  Distribution........       --     (0.04)          --        --
 -----
   Total Dividends and
         Distributions    (0.13)    (0.07)       (0.05)    (0.02)
                          -----     -----        -----     -----
Net Asset Value, End
 of Period............   $12.92    $11.36        $9.07     $9.35
                         ======    ======        =====     =====
Total Return..........    14.95%    26.14%       (2.47)%   (7.55)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,514    $5,764       $1,374    $1,168
 Ratio of Expenses to
  Average Net Assets..     0.91%     0.91%        0.91%     0.91%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.91%     0.91%        0.91%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.85%     0.50%        0.61%     0.56%/(h)/
 Portfolio Turnover
  Rate................     60.8%     35.3%/(e)/   62.0%     55.6%/(h)/

                           2004      2003         2002     2001/(F)/
                           ----      ----         ----     ----
MIDCAP BLEND FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.34     $9.05        $9.33    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01        --         0.05      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.81      2.34        (0.29)    (0.90)
                           ----      ----        -----     -----
 Total From Investment
            Operations     1.82      2.34        (0.24)    (0.86)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)    (0.02)       (0.04)    (0.02)
 Distributions from
  Realized Gains......    (0.05)       --           --        --
 Tax Return of Capital
  Distribution........       --     (0.03)          --        --
 -----
   Total Dividends and
         Distributions    (0.12)    (0.05)       (0.04)    (0.02)
                          -----     -----        -----     -----
Net Asset Value, End
 of Period............   $13.04    $11.34        $9.05     $9.33
                         ======    ======        =====     =====
Total Return..........    16.07%    26.05%       (2.59)%   (7.75)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,176    $2,096       $1,131    $1,166
 Ratio of Expenses to
  Average Net Assets..     1.03%     1.03%        1.02%     1.03%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.03%     1.03%        1.02%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.13%     0.41%        0.49%     0.45%/(h)/
 Portfolio Turnover
  Rate................     60.8%     35.3%/(e)/   62.0%     55.6%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(f) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003      2002      2001/(E)/
                           ----       ----      ----      ----
MIDCAP GROWTH FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $5.38      $4.15     $5.98     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)     (0.04)    (0.06)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18       1.27     (1.77)     (3.99)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.14       1.23     (1.83)     (4.03)
                           ----       ----     -----      -----
Net Asset Value, End
 of Period............    $5.52      $5.38     $4.15      $5.98
                          =====      =====     =====      =====
Total Return..........     2.60%     29.64%   (30.60)%   (39.03)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $46        $21      $431       $749
 Ratio of Expenses to
  Average Net Assets..     1.22%      1.16%     1.22%      1.22%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.22%      1.22%     1.22%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.74)%    (0.71)%   (0.85)%    (0.82)%/(g)/
 Portfolio Turnover
  Rate................    324.2%     290.7%    276.9%     299.0%/(g)/

                           2004       2003      2002      2001/(E)/
                           ----       ----      ----      ----
MIDCAP GROWTH FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $5.35      $4.14     $5.97     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)     (0.05)    (0.07)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18       1.26     (1.76)     (3.99)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.13       1.21     (1.83)     (4.05)
                           ----       ----     -----      -----
Net Asset Value, End
 of Period............    $5.48      $5.35     $4.14      $5.97
                          =====      =====     =====      =====
Total Return..........     2.43%     29.23%   (30.65)%   (39.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $689       $592      $450       $760
 Ratio of Expenses to
  Average Net Assets..     1.40%      1.40%     1.40%      1.40%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.40%      1.40%     1.40%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.88)%    (0.95)%   (1.03)%    (1.01)%/(g)/
 Portfolio Turnover
  Rate................    324.2%     290.7%    276.9%     299.0%/(g)/

                           2004       2003      2002      2001/(H)/
                           ----       ----      ----      ----
MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.06      $3.94     $5.69      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)     (0.06)    (0.06)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.17       1.18     (1.69)     (2.11)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.11       1.12     (1.75)     (2.13)
                           ----       ----     -----      -----
Net Asset Value, End
 of Period............    $5.17      $5.06     $3.94      $5.69
                          =====      =====     =====      =====
Total Return /(c)/ ...     2.17%     28.43%   (30.76)%   (27.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,824    $10,116    $4,128     $1,395
 Ratio of Expenses to
  Average Net Assets..     1.65%      1.83%     1.64%      1.61%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.65%      2.23%     1.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.13)%    (1.38)%   (1.27)%    (1.27)%/(g)/
 Portfolio Turnover
  Rate................    324.2%     290.7%    276.9%     299.0%/(g)/

                           2004       2003      2002      2001/(H)/
                           ----       ----      ----      ----
MIDCAP GROWTH FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $5.21      $4.00     $5.72      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)     (0.02)    (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.17       1.23     (1.71)     (2.09)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.16       1.21     (1.72)     (2.10)
                           ----       ----     -----      -----
Net Asset Value, End
 of Period............    $5.37      $5.21     $4.00      $5.72
                          =====      =====     =====      =====
Total Return..........     3.07%     30.25%   (30.07)%   (27.13)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,937     $5,861        $5         $7
 Ratio of Expenses to
  Average Net Assets..     0.65%      0.65%     0.65%      0.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.65%      0.65%     0.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.13)%    (0.39)%   (0.28)%    (0.27)%/(g)/
 Portfolio Turnover
  Rate................    324.2%     290.7%    276.9%     299.0%/(g)/

                           2004       2003      2002      2001/(E)/
                           ----       ----      ----      ----
MIDCAP GROWTH FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $5.43      $4.18     $5.99     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)     (0.02)    (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18       1.27     (1.77)     (3.95)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.16       1.25     (1.81)     (4.03)
                           ----       ----     -----      -----
Net Asset Value, End
 of Period............    $5.59      $5.43     $4.18      $5.99
                          =====      =====     =====      =====
Total Return..........     2.95%     29.90%   (30.22)%   (38.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $80        $19      $438       $749
 Ratio of Expenses to
  Average Net Assets..     0.91%      0.91%     0.91%      0.91%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.91%      0.91%     0.91%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.42)%    (0.44)%   (0.54)%    (0.65)%/(g)/
 Portfolio Turnover
  Rate................    324.2%     290.7%    276.9%     299.0%/(g)/

                           2004       2003      2002      2001/(E)/
                           ----       ----      ----      ----
MIDCAP GROWTH FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $5.41      $4.17     $5.99     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)     (0.03)    (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18       1.27     (1.78)     (3.99)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.15       1.24     (1.82)     (4.03)
                           ----       ----     -----      -----
Net Asset Value, End
 of Period............    $5.56      $5.41     $4.17      $5.99
                          =====      =====     =====      =====
Total Return..........     2.77%     29.74%   (30.38)%   (38.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $24        $43      $432       $750
 Ratio of Expenses to
  Average Net Assets..     1.02%      1.01%     1.02%      1.03%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.03%      1.03%     1.02%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.50)%    (0.54)%   (0.65)%    (0.65)%/(g)/
 Portfolio Turnover
  Rate................    324.2%     290.7%    276.9%     299.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.01, $.02, $.01 and $.02 per share, respectively, during the initial interim period.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003      2002     2001/(D)/
                           ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.08     $8.57     $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05      0.04      0.03      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.06      2.49     (0.58)    (1.12)
                           ----      ----     -----     -----
 Total From Investment
            Operations     1.11      2.53     (0.55)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)    (0.02)    (0.03)    (0.02)
 Distributions from
  Realized Gains......    (0.12)       --     (0.07)       --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.15)    (0.02)    (0.10)    (0.02)
                          -----     -----     -----     -----
Net Asset Value, End
 of Period............   $12.04    $11.08     $8.57     $9.22
                         ======    ======     =====     =====
Total Return..........    10.09%    29.63%    (6.08)%   (9.73)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,197    $2,145    $1,394    $1,155
 Ratio of Expenses to
  Average Net Assets..     0.72%     0.72%     0.72%     0.72%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.41%     0.47%     0.38%     0.33%/(f)/
 Portfolio Turnover
  Rate................     55.9%     41.4%     48.5%     63.4%/(f)/

                           2004      2003      2002     2001/(D)/
                           ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.07     $8.57     $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03      0.03      0.02      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.05      2.48     (0.58)    (1.11)
                           ----      ----     -----     -----
 Total From Investment
            Operations     1.08      2.51     (0.56)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)    (0.01)    (0.02)    (0.02)
 Distributions from
  Realized Gains......    (0.12)       --     (0.07)       --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.13)    (0.01)    (0.09)    (0.02)
                          -----     -----     -----     -----
Net Asset Value, End
 of Period............   $12.02    $11.07     $8.57     $9.22
                         ======    ======     =====     =====
Total Return..........     9.82%    29.30%    (6.25)%   (9.73)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,549    $3,069    $1,348    $1,154
 Ratio of Expenses to
  Average Net Assets..     0.90%     0.90%     0.90%     0.90%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.23%     0.28%     0.20%     0.15%/(f)/
 Portfolio Turnover
  Rate................     55.9%     41.4%     48.5%     63.4%/(f)/

                           2004      2003      2002     2001/(G)/
                           ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.84     $8.42     $9.07     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01     (0.01)       --        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.04      2.43     (0.58)    (0.91)
                           ----      ----     -----     -----
 Total From Investment
            Operations     1.05      2.42     (0.58)    (0.91)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.12)       --     (0.07)       --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.12)       --     (0.07)       --
 -----                    -----               -----
Net Asset Value, End
 of Period............   $11.77    $10.84     $8.42     $9.07
                         ======    ======     =====     =====
Total Return /(b)/ ...     9.72%    28.74%    (6.52)%   (8.84)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,932   $13,620    $6,373    $2,125
 Ratio of Expenses to
  Average Net Assets..     1.04%     1.28%     1.10%     1.07%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.04%     1.48%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.11%    (0.10)%      --        --
 Portfolio Turnover
  Rate................     55.9%     41.4%     48.5%     63.4%/(f)/

                           2004      2003      2002     2001/(G)/
                           ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.95     $8.48     $9.13     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12      0.09      0.09      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.05      2.45     (0.58)    (0.91)
                           ----      ----     -----     -----
 Total From Investment
            Operations     1.17      2.54     (0.49)    (0.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)    (0.07)    (0.09)       --
 Distributions from
  Realized Gains......    (0.12)       --     (0.07)       --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.22)    (0.07)    (0.16)       --
 ----                     -----     -----     -----
Net Asset Value, End
 of Period............   $11.90    $10.95     $8.48     $9.13
                         ======    ======     =====     =====
Total Return..........    10.74%    30.23%    (5.61)%   (8.24)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $12       $11        $8        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%     0.15%     0.15%     0.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.01%     1.03%     0.95%     0.90%/(f)/
 Portfolio Turnover
  Rate................     55.9%     41.4%     48.5%     63.4%/(f)/

                           2004      2003      2002     2001/(D)/
                           ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.11     $8.60     $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09      0.07      0.04      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.06      2.49     (0.55)    (1.14)
                           ----      ----     -----     -----
 Total From Investment
            Operations     1.15      2.56     (0.51)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)    (0.05)    (0.07)    (0.02)
 Distributions from
  Realized Gains......    (0.12)       --     (0.07)       --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.19)    (0.05)    (0.14)    (0.02)
                          -----     -----     -----     -----
Net Asset Value, End
 of Period............   $12.07    $11.11     $8.60     $9.25
                         ======    ======     =====     =====
Total Return..........    10.39%    29.93%    (5.78)%   (9.44)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,076   $15,280    $7,173    $1,164
 Ratio of Expenses to
  Average Net Assets..     0.41%     0.41%     0.41%     0.41%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.74%     0.77%     0.69%     0.64%/(f)/
 Portfolio Turnover
  Rate................     55.9%     41.4%     48.5%     63.4%/(f)/

                           2004      2003      2002     2001/(D)/
                           ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.09     $8.59     $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07      0.06      0.06      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.06      2.48     (0.59)    (1.10)
                           ----      ----     -----     -----
 Total From Investment
            Operations     1.13      2.54     (0.53)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)    (0.04)    (0.06)    (0.02)
 Distributions from
  Realized Gains......    (0.12)       --     (0.07)       --
 -----                    -----               -----
   Total Dividends and
         Distributions    (0.17)    (0.04)    (0.13)    (0.02)
                          -----     -----     -----     -----
Net Asset Value, End
 of Period............   $12.05    $11.09     $8.59     $9.25
                         ======    ======     =====     =====
Total Return..........    10.29%    29.70%    (5.99)%   (9.44)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,565    $1,607    $1,087    $1,157
 Ratio of Expenses to
  Average Net Assets..     0.53%     0.53%     0.52%     0.53%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.61%     0.67%     0.58%     0.52%/(f)/
 Portfolio Turnover
  Rate................     55.9%     41.4%     48.5%     63.4%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003      2002    2001/(E)/
                           ----      ----      ----    ----
MIDCAP VALUE FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.77     $9.73     $9.96   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05      0.06      0.06     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.16      2.03      0.03    (0.24)
                           ----      ----      ----    -----
 Total From Investment
            Operations     1.21      2.09      0.09    (0.20)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)    (0.05)    (0.05)   (0.02)
 Distributions from
  Realized Gains......       --        --     (0.27)      --
 -----                                        -----
   Total Dividends and
         Distributions    (0.06)    (0.05)    (0.32)   (0.02)
                          -----     -----     -----    -----
Net Asset Value, End
 of Period............   $12.92    $11.77     $9.73    $9.96
                         ======    ======     =====    =====
Total Return..........    10.35%    21.64%     0.61%   (1.62)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,587    $1,024    $1,223   $1,246
 Ratio of Expenses to
  Average Net Assets..     1.16%     1.20%     1.21%    1.22%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.23%     1.22%     1.22%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.43%     0.58%     0.50%    0.47%/(g)/
 Portfolio Turnover
  Rate................    225.4%    186.5%    172.2%   122.3%/(g)/

                           2004      2003      2002    2001/(E)/
                           ----      ----      ----    ----
MIDCAP VALUE FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.80     $9.72     $9.95   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03      0.05      0.05     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.17      2.07      0.02    (0.24)
                           ----      ----      ----    -----
 Total From Investment
            Operations     1.20      2.12      0.07    (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)    (0.04)    (0.03)   (0.02)
 Distributions from
  Realized Gains......       --        --     (0.27)      --
 -----                                        -----
   Total Dividends and
         Distributions    (0.04)    (0.04)    (0.30)   (0.02)
                          -----     -----     -----    -----
Net Asset Value, End
 of Period............   $12.96    $11.80     $9.72    $9.95
                         ======    ======     =====    =====
Total Return..........    10.20%    21.86%     0.44%   (1.72)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $155       $89      $704   $1,245
 Ratio of Expenses to
  Average Net Assets..     1.34%     1.36%     1.39%    1.40%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.41%     1.40%     1.40%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.24%     0.45%     0.32%    0.29%/(g)/
 Portfolio Turnover
  Rate................    225.4%    186.5%    172.2%   122.3%/(g)/

                           2004      2003      2002    2001/(H)/
                           ----      ----      ----    ----
MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.68     $9.68     $9.91   $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02      0.01      0.01       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.16      2.01      0.04    (0.58)
                           ----      ----      ----    -----
 Total From Investment
            Operations     1.18      2.02      0.05    (0.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)    (0.02)    (0.01)      --
 Distributions from
  Realized Gains......       --        --     (0.27)      --
 -----                                        -----
   Total Dividends and
         Distributions    (0.01)    (0.02)    (0.28)      --
 ----                     -----     -----     -----
Net Asset Value, End
 of Period............   $12.85    $11.68     $9.68    $9.91
                         ======    ======     =====    =====
Total Return /(c)/ ...    10.15%    20.88%     0.24%   (5.17)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $77,354   $47,750   $20,879   $3,090
 Ratio of Expenses to
  Average Net Assets..     1.47%     1.70%     1.58%    1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.48%     1.77%     1.60%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.12%     0.06%     0.13%    0.04%/(g)/
 Portfolio Turnover
  Rate................    225.4%    186.5%    172.2%   122.3%/(g)/

                           2004      2003      2002    2001/(H)/
                           ----      ----      ----    ----
MIDCAP VALUE FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $11.77     $9.73     $9.96   $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13      0.08      0.11     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.15      2.07      0.04    (0.60)
                           ----      ----      ----    -----
 Total From Investment
            Operations     1.28      2.15      0.15    (0.53)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)    (0.11)    (0.11)      --
 Distributions from
  Realized Gains......       --        --     (0.27)      --
 -----                                        -----
   Total Dividends and
         Distributions    (0.13)    (0.11)    (0.38)      --
 ----                     -----     -----     -----
Net Asset Value, End
 of Period............   $12.92    $11.77     $9.73    $9.96
                         ======    ======     =====    =====
Total Return..........    10.98%    22.33%     1.19%   (4.69)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $806       $92        $9       $9
 Ratio of Expenses to
  Average Net Assets..     0.59%     0.65%     0.64%    0.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.67%     0.65%     0.65%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.03%     0.86%     1.08%    0.99%/(g)/
 Portfolio Turnover
  Rate................    225.4%    186.5%    172.2%   122.3%/(g)/

                           2004      2003      2002    2001/(E)/
                           ----      ----      ----    ----
MIDCAP VALUE FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.74     $9.77    $10.00   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09      0.11      0.16     0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.16      1.94     (0.04)   (0.27)
                           ----      ----     -----    -----
 Total From Investment
            Operations     1.25      2.05      0.12    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)    (0.08)    (0.08)   (0.02)
 Distributions from
  Realized Gains......       --        --     (0.27)      --
 -----                                        -----
   Total Dividends and
         Distributions    (0.10)    (0.08)    (0.35)   (0.02)
                          -----     -----     -----    -----
Net Asset Value, End
 of Period............   $12.89    $11.74     $9.77   $10.00
                         ======    ======     =====   ======
Total Return..........    10.72%    21.21%     0.92%   (1.23)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $206       $95      $709   $1,250
 Ratio of Expenses to
  Average Net Assets..     0.86%     0.88%     0.90%    0.91%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.92%     0.91%     0.91%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.72%     0.94%     0.81%    0.82%/(g)/
 Portfolio Turnover
  Rate................    225.4%    186.5%    172.2%   122.3%/(g)/

                           2004      2003      2002    2001/(E)/
                           ----      ----      ----    ----
MIDCAP VALUE FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.69     $9.76     $9.98   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08      0.10      0.11     0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.15      1.90      0.01    (0.24)
                           ----      ----      ----    -----
 Total From Investment
            Operations     1.23      2.00      0.12    (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)    (0.07)    (0.07)   (0.02)
 Distributions from
  Realized Gains......       --        --     (0.27)      --
 -----                                        -----
   Total Dividends and
         Distributions    (0.09)    (0.07)    (0.34)   (0.02)
                          -----     -----     -----    -----
Net Asset Value, End
 of Period............   $12.83    $11.69     $9.76    $9.98
                         ======    ======     =====    =====
Total Return..........    10.54%    20.68%     0.91%   (1.43)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $45       $37      $708   $1,248
 Ratio of Expenses to
  Average Net Assets..     0.96%     0.99%     1.01%    1.03%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.04%     1.03%     1.02%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.63%     0.85%     0.70%    0.66%/(g)/
 Portfolio Turnover
  Rate................    225.4%    186.5%    172.2%   122.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004         2003         2002    2001/(E)/
                            ----         ----         ----    ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.003        0.003        0.011    0.035
                           -----        -----        -----    -----
 Total From Investment
            Operations     0.003        0.003        0.011    0.035
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.003)      (0.003)      (0.011)  (0.035)
                          ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.003)      (0.003)      (0.011)  (0.035)
                          ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000       $1.000       $1.000   $1.000
                          ======       ======       ======   ======
Total Return..........      0.28%        0.32%        1.06%    3.59%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,413       $4,581       $2,070     $100
 Ratio of Expenses to
  Average Net Assets..      0.97%        0.97%        0.97%    0.97%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         0.97%/(d)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.31%        0.29%        0.91%    3.92%/(g)/

                            2004         2003         2002    2001/(E)/
                            ----         ----         ----    ----
MONEY MARKET FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.001        0.002        0.009    0.034
                           -----        -----        -----    -----
 Total From Investment
            Operations     0.001        0.002        0.009    0.034
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.001)      (0.002)      (0.009)  (0.034)
                          ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.001)      (0.002)      (0.009)  (0.034)
                          ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000       $1.000       $1.000   $1.000
                          ======       ======       ======   ======
Total Return..........      0.13%        0.16%        0.88%    3.44%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,394       $5,494         $564     $667
 Ratio of Expenses to
  Average Net Assets..      1.12%        1.13%        1.15%    1.15%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      1.15%/(d)/   1.15%/(d)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.15%        0.12%        0.88%    3.14%/(g)/

                            2004         2003         2002    2001/(H)/
                            ----         ----         ----    ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.001        0.001        0.007    0.021
                           -----        -----        -----    -----
 Total From Investment
            Operations     0.001        0.001        0.007    0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.001)      (0.001)      (0.007)  (0.021)
                          ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.001)      (0.001)      (0.007)  (0.021)
                          ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000       $1.000       $1.000   $1.000
                          ======       ======       ======   ======
Total Return /(b)/ ...      0.08%        0.06%        0.68%    2.12%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $132,551      $95,332      $36,795   $7,269
 Ratio of Expenses to
  Average Net Assets..      1.17%        1.21%        1.35%    1.31%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.43%        1.54%          --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.09%        0.04%        0.59%    2.48%/(g)/

                            2004         2003         2002    2001/(H)/
                            ----         ----         ----    ----
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.009        0.009        0.016    0.027
                           -----        -----        -----    -----
 Total From Investment
            Operations     0.009        0.009        0.016    0.027
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.009)      (0.009)      (0.016)  (0.027)
                          ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.009)      (0.009)      (0.016)  (0.027)
                          ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000       $1.000       $1.000   $1.000
                          ======       ======       ======   ======
Total Return..........      0.85%        0.89%        1.64%    2.71%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $56,277      $23,684       $1,522     $186
 Ratio of Expenses to
  Average Net Assets..      0.40%        0.40%        0.40%    0.40%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.89%        0.78%        1.53%    3.39%/(g)/

                            2004         2003         2002    2001/(E)/
                            ----         ----         ----    ----
MONEY MARKET FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.006        0.006        0.014    0.038
                           -----        -----        -----    -----
 Total From Investment
            Operations     0.006        0.006        0.014    0.038
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.006)      (0.006)      (0.014)  (0.038)
                          ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.006)      (0.006)      (0.014)  (0.038)
                          ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000       $1.000       $1.000   $1.000
                          ======       ======       ======   ======
Total Return..........      0.59%        0.64%        1.38%    3.90%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,599       $8,431       $1,949   $4,700
 Ratio of Expenses to
  Average Net Assets..      0.66%        0.66%        0.66%    0.66%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.61%        0.55%        1.39%    4.23%/(g)/

                            2004         2003         2002    2001/(E)/
                            ----         ----         ----    ----
MONEY MARKET FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.005        0.005        0.013    0.037
                           -----        -----        -----    -----
 Total From Investment
            Operations     0.005        0.005        0.013    0.037
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.005)      (0.005)      (0.013)  (0.037)
                          ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.005)      (0.005)      (0.013)  (0.037)
                          ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000       $1.000       $1.000   $1.000
                          ======       ======       ======   ======
Total Return..........      0.46%        0.49%        1.26%    3.78%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,484          $10          $10     $100
 Ratio of Expenses to
  Average Net Assets..      0.78%        0.63%        0.77%    0.78%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         0.78%/(d)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.49%        0.37%        1.25%    4.11%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------


/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Expense ratio without the Manager's voluntary expense limit.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.



See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(C)/
                           ----
PARTNERS INTERNATIONAL FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.56
                            ----
 Total From Investment
            Operations      0.53
                            ----
Net Asset Value, End
 of Period............    $10.87
                          ======
Total Return..........      5.13%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $89
 Ratio of Expenses to
  Average Net Assets..      1.65%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.67%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.74)%/(e)/
 Portfolio Turnover
  Rate................      78.8%/(e)/

                           2004/(C)/
                           ----
PARTNERS INTERNATIONAL FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.57
                            ----
 Total From Investment
            Operations      0.52
                            ----
Net Asset Value, End
 of Period............    $10.86
                          ======
Total Return..........      5.03%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,715
 Ratio of Expenses to
  Average Net Assets..      1.83%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.85%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.21)%/(e)/
 Portfolio Turnover
  Rate................      78.8%/(e)/

                           2004/(F)/
                           ----
PARTNERS INTERNATIONAL FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.83
                            ----
 Total From Investment
            Operations      0.89
                            ----
Net Asset Value, End
 of Period............    $10.89
                          ======
Total Return..........      8.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $193,488
 Ratio of Expenses to
  Average Net Assets..      1.09%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.10%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.63)%/(e)/
 Portfolio Turnover
  Rate................      78.8%/(e)/

                           2004/(C)/
                           ----
PARTNERS INTERNATIONAL FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.53
                            ----
 Total From Investment
            Operations      0.54
                            ----
Net Asset Value, End
 of Period............    $10.88
                          ======
Total Return..........      5.22%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $12
 Ratio of Expenses to
  Average Net Assets..      1.34%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.36%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.21%/(e)/
 Portfolio Turnover
  Rate................      78.8%/(e)/

                           2004/(C)/
                           ----
PARTNERS INTERNATIONAL FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.55
                            ----
 Total From Investment
            Operations      0.54
                            ----
Net Asset Value, End
 of Period............    $10.88
                          ======
Total Return..........      5.22%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $191
 Ratio of Expenses to
  Average Net Assets..      1.47%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.48%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.15)%/(e)/
 Portfolio Turnover
  Rate................      78.8%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004       2003       2002      2001/(E)/
                            ----       ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $9.36      $8.14      $9.07     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03       0.05       0.04       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.74       1.17      (0.95)     (1.36)
                            ----       ----      -----      -----
 Total From Investment
            Operations      0.77       1.22      (0.91)     (1.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)        --      (0.02)     (0.02)
   ----                    -----                 -----      -----
   Total Dividends and
         Distributions     (0.03)        --      (0.02)     (0.02)
   ----                    -----                 -----      -----
Net Asset Value, End
 of Period............    $10.10      $9.36      $8.14      $9.07
                          ======      =====      =====      =====
Total Return..........      8.27%     14.99%    (10.11)%   (11.96)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $23,026    $12,025     $1,075       $907
 Ratio of Expenses to
  Average Net Assets..      1.30%      1.32%      1.31%      1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.32%      1.32%      1.32%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.27%      0.57%      0.64%      0.52%/(g)/
 Portfolio Turnover
  Rate................      93.9%      41.7%      71.9%      59.4%/(g)/

                            2004       2003       2002      2001/(E)/
                            ----       ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $9.33      $8.12      $9.04     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01       0.04       0.02       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.74       1.17      (0.94)     (1.38)
                            ----       ----      -----      -----
 Total From Investment
            Operations      0.75       1.21      (0.92)     (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)        --         --      (0.02)
   ----                    -----                            -----
   Total Dividends and
         Distributions     (0.02)        --         --      (0.02)
   ----                    -----                            -----
Net Asset Value, End
 of Period............    $10.06      $9.33      $8.12      $9.04
                          ======      =====      =====      =====
Total Return..........      7.99%     14.90%    (10.18)%   (12.16)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $22,390    $11,290     $1,385       $924
 Ratio of Expenses to
  Average Net Assets..      1.47%      1.50%      1.48%      1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.50%      1.50%      1.50%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.09%      0.42%      0.47%      0.34%/(g)/
 Portfolio Turnover
  Rate................      93.9%      41.7%      71.9%      59.4%/(g)/

                            2004       2003       2002      2001/(H)/
                            ----       ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $9.22      $8.05      $8.99     $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --       0.01       0.05         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.73       1.16      (0.99)     (1.16)
                            ----       ----      -----      -----
 Total From Investment
            Operations      0.73       1.17      (0.94)     (1.16)
                            ----       ----      -----      -----
Net Asset Value, End
 of Period............     $9.95      $9.22      $8.05      $8.99
                           =====      =====      =====      =====
Total Return /(c)/ ...      7.95%     14.53%    (10.46)%   (11.25)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $43,662    $20,880     $5,315       $559
 Ratio of Expenses to
  Average Net Assets..      1.53%      1.70%      1.68%      1.67%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.56%      1.92%      1.70%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.04%      0.17%      0.24%      0.10%/(g)/
 Portfolio Turnover
  Rate................      93.9%      41.7%      71.9%      59.4%/(g)/

                            2004       2003       2002      2001/(E)/
                            ----       ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $9.40      $8.17      $9.11     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08       0.10       0.06       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.75       1.17      (0.93)     (1.34)
                            ----       ----      -----      -----
 Total From Investment
            Operations      0.83       1.27      (0.87)     (1.27)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)     (0.04)     (0.07)     (0.02)
                           -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.09)     (0.04)     (0.07)     (0.02)
                           -----      -----      -----      -----
Net Asset Value, End
 of Period............    $10.14      $9.40      $8.17      $9.11
                          ======      =====      =====      =====
Total Return..........      8.84%     15.68%     (9.66)%   (11.57)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $464,035   $289,273   $138,527    $15,058
 Ratio of Expenses to
  Average Net Assets..      0.72%      0.74%      0.73%      0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.75%      0.75%      0.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.85%      1.13%      1.23%      1.15%/(g)/
 Portfolio Turnover
  Rate................      93.9%      41.7%      71.9%      59.4%/(g)/

                            2004       2003       2002      2001/(E)/
                            ----       ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $9.38      $8.15      $9.08     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06       0.08       0.04       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.73       1.17      (0.92)     (1.37)
                            ----       ----      -----      -----
 Total From Investment
            Operations      0.79       1.25      (0.88)     (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.06)     (0.02)     (0.05)     (0.02)
                           -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.06)     (0.02)     (0.05)     (0.02)
                           -----      -----      -----      -----
Net Asset Value, End
 of Period............    $10.11      $9.38      $8.15      $9.08
                          ======      =====      =====      =====
Total Return..........      8.47%     15.42%     (9.82)%   (11.86)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $34,283    $21,346     $3,811       $909
 Ratio of Expenses to
  Average Net Assets..      0.98%      1.00%      0.99%      1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.01%      1.01%      1.01%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.59%      0.89%      0.96%      0.83%/(g)/
 Portfolio Turnover
  Rate................      93.9%      41.7%      71.9%      59.4%/(g)/

                            2004       2003       2002      2001/(E)/
                            ----       ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $9.40      $8.15      $9.08     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04       0.07       0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.75       1.19      (0.97)     (1.36)
                            ----       ----      -----      -----
 Total From Investment
            Operations      0.79       1.26      (0.90)     (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)     (0.01)     (0.03)     (0.02)
                           -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.05)     (0.01)     (0.03)     (0.02)
                           -----      -----      -----      -----
Net Asset Value, End
 of Period............    $10.14      $9.40      $8.15      $9.08
                          ======      =====      =====      =====
Total Return..........      8.43%     15.53%     (9.93)%   (11.86)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,776     $2,132       $816       $908
 Ratio of Expenses to
  Average Net Assets..      1.11%      1.12%      1.11%      1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.13%      1.13%      1.12%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.44%      0.78%      0.83%      0.71%/(g)/
 Portfolio Turnover
  Rate................      93.9%      41.7%      71.9%      59.4%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004      2003     2002      2001/(E)/
                           ----      ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.16     $6.06    $7.59     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04      0.04     0.03       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.60      1.09    (1.52)     (2.61)
                           ----      ----    -----      -----
 Total From Investment
            Operations     0.64      1.13    (1.49)     (2.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)    (0.03)   (0.04)     (0.01)
                          -----     -----    -----      -----
   Total Dividends and
         Distributions    (0.04)    (0.03)   (0.04)     (0.01)
                          -----     -----    -----      -----
Net Asset Value, End
 of Period............    $7.76     $7.16    $6.06      $7.59
                          =====     =====    =====      =====
Total Return..........     8.89%    18.75%  (19.78)%   (23.88)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,325    $1,887   $1,285       $949
 Ratio of Expenses to
  Average Net Assets..     1.01%     1.01%    1.02%      1.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.02%     1.02%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.53%     0.62%    0.51%      0.42%/(g)/
 Portfolio Turnover
  Rate................     76.5%     82.9%    89.4%      71.7%/(g)/

                           2004      2003     2002      2001/(E)/
                           ----      ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.15     $6.05    $7.57     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03      0.03     0.02       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.58      1.09    (1.52)     (2.62)
                           ----      ----    -----      -----
 Total From Investment
            Operations     0.61      1.12    (1.50)     (2.60)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)    (0.02)   (0.02)     (0.01)
                          -----     -----    -----      -----
   Total Dividends and
         Distributions    (0.02)    (0.02)   (0.02)     (0.01)
                          -----     -----    -----      -----
Net Asset Value, End
 of Period............    $7.74     $7.15    $6.05      $7.57
                          =====     =====    =====      =====
Total Return..........     8.58%    18.57%  (19.84)%   (24.08)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,272    $2,169     $757       $948
 Ratio of Expenses to
  Average Net Assets..     1.19%     1.20%    1.20%      1.20%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.20%     1.20%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.34%     0.41%    0.30%      0.25%/(g)/
 Portfolio Turnover
  Rate................     76.5%     82.9%    89.4%      71.7%/(g)/

                           2004      2003     2002      2001/(H)/
                           ----      ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.08     $6.00    $7.51      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02      0.01     0.01         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.58      1.08    (1.51)     (1.37)
                           ----      ----    -----      -----
 Total From Investment
            Operations     0.60      1.09    (1.50)     (1.37)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)    (0.01)   (0.01)        --
 ----                     -----     -----    -----
   Total Dividends and
         Distributions    (0.01)    (0.01)   (0.01)        --
 ----                     -----     -----    -----
Net Asset Value, End
 of Period............    $7.67     $7.08    $6.00      $7.51
                          =====     =====    =====      =====
Total Return /(c)/ ...     8.45%    18.16%  (20.02)%   (15.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,189   $15,775   $8,756     $2,572
 Ratio of Expenses to
  Average Net Assets..     1.26%     1.44%    1.40%      1.36%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.26%     1.50%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.28%     0.19%    0.12%      0.02%/(g)/
 Portfolio Turnover
  Rate................     76.5%     82.9%    89.4%      71.7%/(g)/

                           2004      2003     2002      2001/(H)/
                           ----      ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.13     $6.03    $7.55      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08      0.08     0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59      1.09    (1.51)     (1.38)
                           ----      ----    -----      -----
 Total From Investment
            Operations     0.67      1.17    (1.44)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)    (0.07)   (0.08)        --
 ----                     -----     -----    -----
   Total Dividends and
         Distributions    (0.08)    (0.07)   (0.08)        --
 ----                     -----     -----    -----
Net Asset Value, End
 of Period............    $7.72     $7.13    $6.03      $7.55
                          =====     =====    =====      =====
Total Return..........     9.42%    19.52%  (19.29)%   (15.07)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9        $8       $7         $8
 Ratio of Expenses to
  Average Net Assets..     0.45%     0.44%    0.45%      0.45%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.45%     0.45%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.10%     1.21%    1.05%      0.96%/(g)/
 Portfolio Turnover
  Rate................     76.5%     82.9%    89.4%      71.7%/(g)/

                           2004      2003     2002      2001/(E)/
                           ----      ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.18     $6.08    $7.62     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06      0.06     0.03       0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.60      1.09    (1.51)     (2.64)
                           ----      ----    -----      -----
 Total From Investment
            Operations     0.66      1.15    (1.48)     (2.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)    (0.05)   (0.06)     (0.01)
                          -----     -----    -----      -----
   Total Dividends and
         Distributions    (0.06)    (0.05)   (0.06)     (0.01)
                          -----     -----    -----      -----
Net Asset Value, End
 of Period............    $7.78     $7.18    $6.08      $7.62
                          =====     =====    =====      =====
Total Return..........     9.21%    19.05%  (19.59)%   (23.58)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,518    $2,930   $1,498       $952
 Ratio of Expenses to
  Average Net Assets..     0.70%     0.70%    0.71%      0.71%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.71%     0.71%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.84%     0.92%    0.84%      0.66%/(g)/
 Portfolio Turnover
  Rate................     76.5%     82.9%    89.4%      71.7%/(g)/

                           2004      2003     2002      2001/(E)/
                           ----      ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.17     $6.07    $7.60     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05      0.05     0.05       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59      1.09    (1.53)     (2.61)
                           ----      ----    -----      -----
 Total From Investment
            Operations     0.64      1.14    (1.48)     (2.57)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)    (0.04)   (0.05)     (0.01)
                          -----     -----    -----      -----
   Total Dividends and
         Distributions    (0.05)    (0.04)   (0.05)     (0.01)
                          -----     -----    -----      -----
Net Asset Value, End
 of Period............    $7.76     $7.17    $6.07      $7.60
                          =====     =====    =====      =====
Total Return..........     8.94%    18.94%  (19.60)%   (23.78)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $348      $897     $759       $950
 Ratio of Expenses to
  Average Net Assets..     0.82%     0.82%    0.82%      0.83%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.83%     0.83%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.71%     0.82%    0.67%      0.61%/(g)/
 Portfolio Turnover
  Rate................     76.5%     82.9%    89.4%      71.7%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004     2003/(E)/
                          ----     ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.97    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.19)     2.02
                         -----      ----
 Total From Investment
            Operations   (0.25)     1.97
                         -----      ----
Net Asset Value, End
 of Period............  $11.72    $11.97
                        ======    ======
Total Return..........   (2.09)%   19.70%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $144      $120
 Ratio of Expenses to
  Average Net Assets..    1.55%     1.54%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.57%     1.57%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.53)%   (0.51)%/(g)/
 Portfolio Turnover
  Rate................   129.3%     64.8%/(g)/

                          2004     2003/(E)/
                          ----     ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $11.95    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.10)    (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.16)     2.01
                         -----      ----
 Total From Investment
            Operations   (0.26)     1.95
                         -----      ----
Net Asset Value, End
 of Period............  $11.69    $11.95
                        ======    ======
Total Return..........   (2.18)%   19.50%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,251      $119
 Ratio of Expenses to
  Average Net Assets..    1.75%     1.72%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.75%     1.75%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.88)%   (0.69)%/(g)/
 Portfolio Turnover
  Rate................   129.3%     64.8%/(g)/

                          2004     2003/(E)/
                          ----     ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.93    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.09)    (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.19)     2.02
                         -----      ----
 Total From Investment
            Operations   (0.28)     1.93
                         -----      ----
Net Asset Value, End
 of Period............  $11.65    $11.93
                        ======    ======
Total Return /(c)/ ...   (2.35)%   19.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,451    $2,609
 Ratio of Expenses to
  Average Net Assets..    1.80%     1.94%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...    2.36%     6.94%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.77)%   (0.95)%/(g)/
 Portfolio Turnover
  Rate................   129.3%     64.8%/(g)/

                          2004     2003/(E)/
                          ----     ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $12.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)     2.02
                         -----      ----
 Total From Investment
            Operations   (0.18)     2.03
                         -----      ----
Net Asset Value, End
 of Period............  $11.85    $12.03
                        ======    ======
Total Return..........   (1.50)%   20.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,331    $5,414
 Ratio of Expenses to
  Average Net Assets..    0.98%     0.97%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.00%     1.00%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.04%     0.06%/(g)/
 Portfolio Turnover
  Rate................   129.3%     64.8%/(g)/

                          2004     2003/(E)/
                          ----     ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $12.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)     2.02
                         -----      ----
 Total From Investment
            Operations   (0.21)     2.00
                         -----      ----
Net Asset Value, End
 of Period............  $11.79    $12.00
                        ======    ======
Total Return..........   (1.75)%   20.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $118      $120
 Ratio of Expenses to
  Average Net Assets..    1.24%     1.23%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.26%     1.26%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.22)%   (0.20)%/(g)/
 Portfolio Turnover
  Rate................   129.3%     64.8%/(g)/

                          2004     2003/(E)/
                          ----     ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.99    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)     2.02
                         -----      ----
 Total From Investment
            Operations   (0.22)     1.99
                         -----      ----
Net Asset Value, End
 of Period............  $11.77    $11.99
                        ======    ======
Total Return..........   (1.83)%   19.90%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $118      $120
 Ratio of Expenses to
  Average Net Assets..    1.36%     1.35%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.38%     1.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.34)%   (0.32)%/(g)/
 Portfolio Turnover
  Rate................   129.3%     64.8%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. Expense limits were decreased on March 1, 2004.
/(e) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004        2003        2002      2001/(E)/
                            ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $6.99       $6.11       $7.45     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)      (0.01)       0.02      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.28        0.89       (1.36)     (2.81)
                            ----        ----       -----      -----
 Total From Investment
            Operations      0.26        0.88       (1.34)     (2.84)
                            ----        ----       -----      -----
Net Asset Value, End
 of Period............     $7.25       $6.99       $6.11      $7.45
                           =====       =====       =====      =====
Total Return..........      3.72%      14.40%     (17.99)%   (26.06)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $31,356     $21,390      $4,903       $745
 Ratio of Expenses to
  Average Net Assets..      1.25%       1.32%       1.32%      1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.32%       1.32%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.35)%     (0.21)%     (0.35)%    (0.48)%/(g)/
 Portfolio Turnover
  Rate................     157.8%      130.9%      182.9%     104.8%/(g)/

                            2004        2003        2002      2001/(E)/
                            ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $6.85       $5.99       $7.43     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)      (0.02)       0.01      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.28        0.88       (1.45)     (2.82)
                            ----        ----       -----      -----
 Total From Investment
            Operations      0.24        0.86       (1.44)     (2.86)
                            ----        ----       -----      -----
Net Asset Value, End
 of Period............     $7.09       $6.85       $5.99      $7.43
                           =====       =====       =====      =====
Total Return..........      3.50%      14.36%     (19.38)%   (26.26)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $20,800     $16,776      $1,858       $811
 Ratio of Expenses to
  Average Net Assets..      1.43%       1.50%       1.50%      1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.50%       1.50%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.52)%     (0.38)%     (0.51)%    (0.66)%/(g)/
 Portfolio Turnover
  Rate................     157.8%      130.9%      182.9%     104.8%/(g)/

                            2004        2003        2002      2001/(H)/
                            ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $6.70       $5.89       $7.31      $8.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)      (0.05)      (0.02)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.27        0.86       (1.40)     (1.25)
                            ----        ----       -----      -----
 Total From Investment
            Operations      0.21        0.81       (1.42)     (1.27)
                            ----        ----       -----      -----
Net Asset Value, End
 of Period............     $6.91       $6.70       $5.89      $7.31
                           =====       =====       =====      =====
Total Return /(c)/ ...      3.13%      13.75%     (19.43)%   (15.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $17,673      $9,744      $4,306     $1,050
 Ratio of Expenses to
  Average Net Assets..      1.72%       1.89%       1.70%      1.68%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.78%       2.27%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.82)%     (0.76)%     (0.73)%    (0.84)%/(g)/
 Portfolio Turnover
  Rate................     157.8%      130.9%      182.9%     104.8%/(g)/

                            2004        2003        2002      2001/(E)/
                            ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.00       $6.09       $7.50     $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02        0.02          --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.28        0.90       (1.41)     (2.80)
                            ----        ----       -----      -----
 Total From Investment
            Operations      0.30        0.92       (1.41)     (2.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)      (0.01)         --         --
  -----                    -----       -----
   Total Dividends and
         Distributions     (0.02)      (0.01)         --         --
  -----                    -----       -----
Net Asset Value, End
 of Period............     $7.28       $7.00       $6.09      $7.50
                           =====       =====       =====      =====
Total Return..........      4.28%      15.14%     (18.80)%   (25.63)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $625,707    $513,520    $289,691    $11,239
 Ratio of Expenses to
  Average Net Assets..      0.68%       0.75%       0.75%      0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.75%       0.75%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.23%       0.39%       0.25%     (0.01)%/(g)/
 Portfolio Turnover
  Rate................     157.8%      130.9%      182.9%     104.8%/(g)/

                            2004        2003        2002      2001/(E)/
                            ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $6.96       $6.06       $7.47     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --        0.01        0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.29        0.89       (1.42)     (2.81)
                            ----        ----       -----      -----
 Total From Investment
            Operations      0.29        0.90       (1.41)     (2.82)
                            ----        ----       -----      -----
Net Asset Value, End
 of Period............     $7.25       $6.96       $6.06      $7.47
                           =====       =====       =====      =====
Total Return..........      4.18%      14.85%     (18.88)%   (25.93)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $26,763     $23,056     $14,373       $747
 Ratio of Expenses to
  Average Net Assets..      0.94%       1.01%       1.01%      1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.01%       1.01%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.03)%      0.13%       0.05%     (0.17)%/(g)/
 Portfolio Turnover
  Rate................     157.8%      130.9%      182.9%     104.8%/(g)/

                            2004        2003        2002      2001/(E)/
                            ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $6.92       $6.04       $7.46     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)         --       (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.28        0.88       (1.41)     (2.81)
                            ----        ----       -----      -----
 Total From Investment
            Operations      0.27        0.88       (1.42)     (2.83)
                            ----        ----       -----      -----
Net Asset Value, End
 of Period............     $7.19       $6.92       $6.04      $7.46
                           =====       =====       =====      =====
Total Return..........      3.90%      14.57%     (19.03)%   (25.96)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,064      $1,825        $778       $746
 Ratio of Expenses to
  Average Net Assets..      1.07%       1.13%       1.12%      1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.13%       1.13%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.17)%      0.01%      (0.18)%    (0.29)%/(g)/
 Portfolio Turnover
  Rate................     157.8%      130.9%      182.9%     104.8%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and decreased on March 1, 2004. /(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.29, $.29, $.30, $.29 and $.29 per share, respectively, from November 28, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004       2003      2002      2001/(D)/
                            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.18      $6.12     $7.41     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)     (0.04)    (0.05)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.45       1.10     (1.24)     (3.21)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.40       1.06     (1.29)     (3.26)
                            ----       ----     -----      -----
Net Asset Value, End
 of Period............     $7.58      $7.18     $6.12      $7.41
                           =====      =====     =====      =====
Total Return..........      5.57%     17.32%   (17.41)%   (29.46)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,532     $4,761      $613       $741
 Ratio of Expenses to
  Average Net Assets..      1.57%      1.57%     1.57%      1.57%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.66)%    (0.60)%   (0.64)%    (0.75)%/(f)/
 Portfolio Turnover
  Rate................     124.7%     193.9%    176.7%     153.6%/(f)/

                            2004       2003      2002      2001/(D)/
                            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $7.14      $6.10     $7.39     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)     (0.05)    (0.06)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.46       1.09     (1.23)     (3.22)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.40       1.04     (1.29)     (3.28)
                            ----       ----     -----      -----
Net Asset Value, End
 of Period............     $7.54      $7.14     $6.10      $7.39
                           =====      =====     =====      =====
Total Return..........      5.60%     17.05%   (17.46)%   (29.65)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,582     $1,835      $611       $741
 Ratio of Expenses to
  Average Net Assets..      1.75%      1.75%     1.75%      1.75%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.85)%    (0.74)%   (0.82)%    (0.93)%/(f)/
 Portfolio Turnover
  Rate................     124.7%     193.9%    176.7%     153.6%/(f)/

                            2004       2003      2002      2001/(G)/
                            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.00      $5.99     $7.27      $8.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)     (0.06)    (0.21)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.44       1.07     (1.07)     (1.08)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.38       1.01     (1.28)     (1.10)
                            ----       ----     -----      -----
Net Asset Value, End
 of Period............     $7.38      $7.00     $5.99      $7.27
                           =====      =====     =====      =====
Total Return /(b)/ ...      5.43%     16.86%   (17.61)%   (13.76)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,723     $4,234    $2,425       $688
 Ratio of Expenses to
  Average Net Assets..      1.79%      1.95%     1.95%      1.93%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.10%      2.97%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.88)%    (0.93)%   (1.01)%    (1.15)%/(f)/
 Portfolio Turnover
  Rate................     124.7%     193.9%    176.7%     153.6%/(f)/

                            2004       2003      2002      2001/(D)/
                            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.30      $6.19     $7.44     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)        --        --      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.47       1.11     (1.25)     (3.21)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.46       1.11     (1.25)     (3.23)
                            ----       ----     -----      -----
Net Asset Value, End
 of Period............     $7.76      $7.30     $6.19      $7.44
                           =====      =====     =====      =====
Total Return..........      6.30%     17.93%   (16.80)%   (29.18)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $170,809    $56,784    $3,266     $3,193
 Ratio of Expenses to
  Average Net Assets..      1.00%      1.00%     1.00%      1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.10)%    (0.05)%   (0.07)%    (0.23)%/(f)/
 Portfolio Turnover
  Rate................     124.7%     193.9%    176.7%     153.6%/(f)/

                            2004       2003      2002      2001/(D)/
                            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $7.25      $6.15     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)     (0.01)    (0.01)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.45       1.11     (1.26)     (3.22)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.42       1.10     (1.27)     (3.25)
                            ----       ----     -----      -----
Net Asset Value, End
 of Period............     $7.67      $7.25     $6.15      $7.42
                           =====      =====     =====      =====
Total Return..........      5.79%     17.89%   (17.12)%   (29.37)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $15,288       $974      $843       $743
 Ratio of Expenses to
  Average Net Assets..      1.26%      1.26%     1.26%      1.26%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.39)%    (0.23)%   (0.33)%    (0.44)%/(f)/
 Portfolio Turnover
  Rate................     124.7%     193.9%    176.7%     153.6%/(f)/

                            2004       2003      2002      2001/(D)/
                            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $7.22      $6.14     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)     (0.02)    (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.46       1.10     (1.25)     (3.21)
                            ----       ----     -----      -----
 Total From Investment
            Operations      0.42       1.08     (1.28)     (3.25)
                            ----       ----     -----      -----
Net Asset Value, End
 of Period............     $7.64      $7.22     $6.14      $7.42
                           =====      =====     =====      =====
Total Return..........      5.82%     17.59%   (17.25)%   (29.37)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,940       $723      $615       $742
 Ratio of Expenses to
  Average Net Assets..      1.38%      1.38%     1.37%      1.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.48)%    (0.35)%   (0.44)%    (0.56)%/(f)/
 Portfolio Turnover
  Rate................     124.7%     193.9%    176.7%     153.6%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional and Preferred classes of shares each recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.67, $.67, $.66, $.66 and $.67 per share, respectively, during the initial interim period.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                              2004       2003       2002      2001/(E)/
                              ----       ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..      $11.64      $9.57     $10.41     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.11       0.13      (0.01)      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        1.27       1.98      (0.79)     (0.05)
                              ----       ----      -----      -----
 Total From Investment
            Operations        1.38       2.11      (0.80)      0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.10)     (0.04)        --      (0.03)
 Distributions from
  Realized Gains......          --         --      (0.04)        --
  -------                                          -----
   Total Dividends and
         Distributions       (0.10)     (0.04)     (0.04)     (0.03)
                             -----      -----      -----      -----
Net Asset Value, End
 of Period............      $12.92     $11.64      $9.57     $10.41
                            ======     ======      =====     ======
Total Return..........       11.95%     22.16%     (7.73)%     1.92%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $34,752    $12,058     $2,797     $1,043
 Ratio of Expenses to
  Average Net Assets..        1.36%      1.34%      1.37%      1.37%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.37%      1.37%      1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.90%      1.21%      0.99%      1.03%/(g)/
 Portfolio Turnover
  Rate................        26.4%      16.2%       7.8%      19.5%/(g)/

                              2004       2003       2002      2001/(E)/
                              ----       ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..      $11.35      $9.33     $10.40     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.09       0.11      (0.02)      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        1.24       1.94      (1.01)     (0.05)
                              ----       ----      -----      -----
 Total From Investment
            Operations        1.33       2.05      (1.03)      0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.09)     (0.03)        --      (0.03)
 Distributions from
  Realized Gains......          --         --      (0.04)        --
  -------                                          -----
   Total Dividends and
         Distributions       (0.09)     (0.03)     (0.04)     (0.03)
                             -----      -----      -----      -----
Net Asset Value, End
 of Period............      $12.59     $11.35      $9.33     $10.40
                            ======     ======      =====     ======
Total Return..........       11.73%     21.99%     (9.96)%     1.82%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $33,241    $12,287     $4,013     $1,041
 Ratio of Expenses to
  Average Net Assets..        1.54%      1.52%      1.55%      1.55%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.55%      1.55%      1.55%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.72%      1.03%      0.90%      0.85%/(g)/
 Portfolio Turnover
  Rate................        26.4%      16.2%       7.8%      19.5%/(g)/

                              2004       2003       2002      2001/(H)/
                              ----       ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..      $11.34      $9.33     $10.42     $10.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.08       0.08       0.02       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        1.23       1.94      (1.07)     (0.41)
                              ----       ----      -----      -----
 Total From Investment
            Operations        1.31       2.02      (1.05)     (0.40)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.07)     (0.01)        --         --
 Distributions from
  Realized Gains......          --         --      (0.04)        --
  -------                                          -----
   Total Dividends and
         Distributions       (0.07)     (0.01)     (0.04)        --
  ----                       -----      -----      -----
Net Asset Value, End
 of Period............      $12.58     $11.34      $9.33     $10.42
                            ======     ======      =====     ======
Total Return /(c)/ ...       11.56%     21.64%    (10.13)%    (3.43)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $41,043    $16,843     $5,816       $708
 Ratio of Expenses to
  Average Net Assets..        1.63%      1.75%      1.75%      1.72%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...        1.64%      2.01%      1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.64%      0.79%      0.68%      0.52%/(g)/
 Portfolio Turnover
  Rate................        26.4%      16.2%       7.8%      19.5%/(g)/

                              2004       2003       2002      2001/(E)/
                              ----       ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..      $11.42      $9.39     $10.45     $10.41
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.18       0.18       0.11       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        1.24       1.95      (1.07)      0.03
                              ----       ----      -----       ----
 Total From Investment
            Operations        1.42       2.13      (0.96)      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.17)     (0.10)     (0.06)     (0.03)
 Distributions from
  Realized Gains......          --         --      (0.04)        --
  -------                                          -----
   Total Dividends and
         Distributions       (0.17)     (0.10)     (0.10)     (0.03)
                             -----      -----      -----      -----
Net Asset Value, End
 of Period............      $12.67     $11.42      $9.39     $10.45
                            ======     ======      =====     ======
Total Return..........       12.56%     22.86%     (9.32)%     2.21%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,170,226   $964,633   $441,889    $23,921
 Ratio of Expenses to
  Average Net Assets..        0.78%      0.77%      0.80%      0.80%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        0.80%      0.80%      0.80%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        1.50%      1.79%      1.59%      1.33%/(g)/
 Portfolio Turnover
  Rate................        26.4%      16.2%       7.8%      19.5%/(g)/

                              2004       2003       2002      2001/(E)/
                              ----       ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..      $11.43      $9.40     $10.44     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.15       0.16         --       0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        1.24       1.94      (0.97)     (0.05)
                              ----       ----      -----      -----
 Total From Investment
            Operations        1.39       2.10      (0.97)      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.14)     (0.07)     (0.03)     (0.03)
 Distributions from
  Realized Gains......          --         --      (0.04)        --
  -------                                          -----
   Total Dividends and
         Distributions       (0.14)     (0.07)     (0.07)     (0.03)
                             -----      -----      -----      -----
Net Asset Value, End
 of Period............      $12.68     $11.43      $9.40     $10.44
                            ======     ======      =====     ======
Total Return..........       12.26%     22.52%     (9.37)%     2.12%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $45,729    $25,399    $10,021     $1,045
 Ratio of Expenses to
  Average Net Assets..        1.04%      1.03%      1.06%      1.06%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.06%      1.06%      1.06%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        1.23%      1.53%      1.44%      1.34%/(g)/
 Portfolio Turnover
  Rate................        26.4%      16.2%       7.8%      19.5%/(g)/

                              2004       2003       2002      2001/(E)/
                              ----       ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..      $11.39      $9.38     $10.43     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.12       0.15       0.12       0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        1.26       1.92      (1.11)     (0.05)
                              ----       ----      -----      -----
 Total From Investment
            Operations        1.38       2.07      (0.99)      0.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.13)     (0.06)     (0.02)     (0.03)
 Distributions from
  Realized Gains......          --         --      (0.04)        --
  -------                                          -----
   Total Dividends and
         Distributions       (0.13)     (0.06)     (0.06)     (0.03)
                             -----      -----      -----      -----
Net Asset Value, End
 of Period............      $12.64     $11.39      $9.38     $10.43
                            ======     ======      =====     ======
Total Return..........       12.17%     22.21%     (9.59)%     2.12%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $13,694       $992       $979     $1,044
 Ratio of Expenses to
  Average Net Assets..        1.17%      1.15%      1.17%      1.18%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.18%      1.18%      1.17%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.98%      1.42%      1.22%      1.22%/(g)/
 Portfolio Turnover
  Rate................        26.4%      16.2%       7.8%      19.5%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39, $.39, $.40, $.39 and $.39 per share, respectively, from November 27, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2004/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48
                          ----
 Total From Investment
            Operations    0.51
                          ----
Net Asset Value, End
 of Period............  $10.51
                        ======
Total Return..........    5.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.37%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.64%/(d)/
 Portfolio Turnover
  Rate................    32.7%/(d)/

                         2004/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48
                          ----
 Total From Investment
            Operations    0.50
                          ----
Net Asset Value, End
 of Period............  $10.50
                        ======
Total Return..........    5.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.47%/(d)/
 Portfolio Turnover
  Rate................    32.7%/(d)/

                         2004/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48
                          ----
 Total From Investment
            Operations    0.53
                          ----
Net Asset Value, End
 of Period............  $10.53
                        ======
Total Return..........    5.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,225
 Ratio of Expenses to
  Average Net Assets..    0.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.22%/(d)/
 Portfolio Turnover
  Rate................    32.7%/(d)/

                         2004/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48
                          ----
 Total From Investment
            Operations    0.52
                          ----
Net Asset Value, End
 of Period............  $10.52
                        ======
Total Return..........    5.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets..    1.06%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.97%/(d)/
 Portfolio Turnover
  Rate................    32.7%/(d)/

                         2004/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48
                          ----
 Total From Investment
            Operations    0.52
                          ----
Net Asset Value, End
 of Period............  $10.52
                        ======
Total Return..........    5.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets..    1.18%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.82%/(d)/
 Portfolio Turnover
  Rate................    32.7%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004      2003      2002      2001/(E)/
                           ----      ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.45     $5.30     $6.51     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.09)    (0.09)    (0.05)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30      2.24     (1.16)     (4.58)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.21      2.15     (1.21)     (4.58)
                           ----      ----     -----      -----
Net Asset Value, End
 of Period............    $7.66     $7.45     $5.30      $6.51
                          =====     =====     =====      =====
Total Return..........     2.82%    40.57%   (18.59)%   (40.49)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,413    $4,371    $1,296       $815
 Ratio of Expenses to
  Average Net Assets..     1.47%     1.56%     1.57%      1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.57%     1.57%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.17)%   (1.33)%   (1.35)%    (1.33)%/(g)/
 Portfolio Turnover
  Rate................    163.7%    163.3%    225.6%     347.3%/(g)/

                           2004      2003      2002      2001/(E)/
                           ----      ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.30     $5.21     $6.50     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.10)    (0.09)    (0.10)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29      2.18     (1.19)     (4.58)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.19      2.09     (1.29)     (4.59)
                           ----      ----     -----      -----
Net Asset Value, End
 of Period............    $7.49     $7.30     $5.21      $6.50
                          =====     =====     =====      =====
Total Return..........     2.60%    40.12%   (19.85)%   (40.53)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,991    $2,461      $653       $814
 Ratio of Expenses to
  Average Net Assets..     1.65%     1.74%     1.75%      1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.75%     1.75%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.35)%   (1.52)%   (1.53)%    (1.51)%/(g)/
 Portfolio Turnover
  Rate................    163.7%    163.3%    225.6%     347.3%/(g)/

                           2004      2003      2002      2001/(H)/
                           ----      ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.03     $5.03     $6.28      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.12)    (0.10)    (0.09)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29      2.10     (1.16)     (2.03)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.17      2.00     (1.25)     (1.99)
                           ----      ----     -----      -----
Net Asset Value, End
 of Period............    $7.20     $7.03     $5.03      $6.28
                          =====     =====     =====      =====
Total Return /(c)/ ...     2.42%    39.76%   (19.90)%   (24.43)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,436    $9,625    $2,648       $663
 Ratio of Expenses to
  Average Net Assets..     1.92%     1.95%     1.95%      1.90%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.02%     2.72%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.63)%   (1.73)%   (1.72)%    (1.66)%/(g)/
 Portfolio Turnover
  Rate................    163.7%    163.3%    225.6%     347.3%/(g)/

                           2004      2003      2002      2001/(H)/
                           ----      ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.20     $5.10     $6.31      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)    (0.04)    (0.05)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.29      2.14     (1.16)     (2.00)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.25      2.10     (1.21)     (1.96)
                           ----      ----     -----      -----
Net Asset Value, End
 of Period............    $7.45     $7.20     $5.10      $6.31
                          =====     =====     =====      =====
Total Return..........     3.47%    41.18%   (19.18)%   (24.07)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9        $8        $6         $7
 Ratio of Expenses to
  Average Net Assets..     0.89%     0.99%     1.00%      1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.00%     1.00%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.60)%   (0.76)%   (0.78)%    (0.77)%/(g)/
 Portfolio Turnover
  Rate................    163.7%    163.3%    225.6%     347.3%/(g)/

                           2004      2003      2002      2001/(E)/
                           ----      ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.43     $5.26     $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)    (0.07)    (0.03)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31      2.24     (1.23)     (4.52)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.24      2.17     (1.26)     (4.57)
                           ----      ----     -----      -----
Net Asset Value, End
 of Period............    $7.67     $7.43     $5.26      $6.52
                          =====     =====     =====      =====
Total Return..........     3.23%    41.25%   (19.33)%   (40.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,533    $7,384    $1,155       $815
 Ratio of Expenses to
  Average Net Assets..     1.15%     1.24%     1.26%      1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.26%     1.26%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.86)%   (1.03)%   (1.04)%    (1.00)%/(g)/
 Portfolio Turnover
  Rate................    163.7%    163.3%    225.6%     347.3%/(g)/

                           2004      2003      2002      2001/(E)/
                           ----      ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.38     $5.25     $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.08)    (0.07)    (0.07)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31      2.20     (1.20)     (4.58)
                           ----      ----     -----      -----
 Total From Investment
            Operations     0.23      2.13     (1.27)     (4.57)
                           ----      ----     -----      -----
Net Asset Value, End
 of Period............    $7.61     $7.38     $5.25      $6.52
                          =====     =====     =====      =====
Total Return..........     3.12%    40.57%   (19.48)%   (40.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $124      $408      $657       $816
 Ratio of Expenses to
  Average Net Assets..     1.24%     1.37%     1.37%      1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.38%     1.38%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.99)%   (1.14)%   (1.15)%    (1.14)%/(g)/
 Portfolio Turnover
  Rate................    163.7%    163.3%    225.6%     347.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 29, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $1.09, $1.09, $1.08 and $1.09 per share, respectively, during the initial interim period.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(C)/
                           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.04)
                           -----
 Total From Investment
            Operations     (0.08)
                           -----
Net Asset Value, End
 of Period............    $10.16
                          ======
Total Return..........     (0.78)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $735
 Ratio of Expenses to
  Average Net Assets..      1.44%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.86)%/(e)/
 Portfolio Turnover
  Rate................      91.1%/(e)/

                           2004/(C)/
                           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.04)
                           -----
 Total From Investment
            Operations     (0.09)
                           -----
Net Asset Value, End
 of Period............    $10.15
                          ======
Total Return..........     (0.88)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $241
 Ratio of Expenses to
  Average Net Assets..      1.72%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.22)%/(e)/
 Portfolio Turnover
  Rate................      91.1%/(e)/

                           2004/(F)/
                           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22
                            ----
 Total From Investment
            Operations      0.18
                            ----
Net Asset Value, End
 of Period............    $10.18
                          ======
Total Return..........      1.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $128,884
 Ratio of Expenses to
  Average Net Assets..      0.98%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.49)%/(e)/
 Portfolio Turnover
  Rate................      91.1%/(e)/

                           2004/(C)/
                           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.04)
                           -----
 Total From Investment
            Operations     (0.07)
                           -----
Net Asset Value, End
 of Period............    $10.17
                          ======
Total Return..........     (0.68)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $161
 Ratio of Expenses to
  Average Net Assets..      1.23%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.67)%/(e)/
 Portfolio Turnover
  Rate................      91.1%/(e)/

                           2004/(C)/
                           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.03)
                           -----
 Total From Investment
            Operations     (0.07)
                           -----
Net Asset Value, End
 of Period............    $10.17
                          ======
Total Return..........     (0.68)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.35%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.86)%/(e)/
 Portfolio Turnover
  Rate................      91.1%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004       2003       2002     2001/(E)/
                            ----       ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $12.03      $9.39      $9.38    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)     (0.05)     (0.03)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.02       2.69       0.04     (0.75)
                            ----       ----       ----     -----
 Total From Investment
            Operations      1.97       2.64       0.01     (0.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)        --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)        --         --     (0.01)
  ----                     -----                           -----
Net Asset Value, End
 of Period............    $13.84     $12.03      $9.39     $9.38
                          ======     ======      =====     =====
Total Return..........     16.53%     28.12%      0.11%    (6.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,176     $3,305     $1,449      $940
 Ratio of Expenses to
  Average Net Assets..      1.54%      1.55%      1.57%     1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%      1.57%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.37)%    (0.46)%    (0.45)%   (0.12)%/(g)/
 Portfolio Turnover
  Rate................      49.9%      49.7%      80.0%    224.9%/(g)/

                            2004       2003       2002     2001/(E)/
                            ----       ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $11.82      $9.24      $9.37    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.07)     (0.07)     (0.05)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.98       2.65      (0.08)    (0.75)
                            ----       ----      -----     -----
 Total From Investment
            Operations      1.91       2.58      (0.13)    (0.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)        --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)        --         --     (0.01)
  ----                     -----                           -----
Net Asset Value, End
 of Period............    $13.57     $11.82      $9.24     $9.37
                          ======     ======      =====     =====
Total Return..........     16.31%     27.92%     (1.39)%   (6.87)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,874     $2,962     $1,177      $989
 Ratio of Expenses to
  Average Net Assets..      1.72%      1.73%      1.75%     1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%      1.75%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.54)%    (0.67)%    (0.64)%   (0.30)%/(g)/
 Portfolio Turnover
  Rate................      49.9%      49.7%      80.0%    224.9%/(g)/

                            2004       2003       2002     2001/(H)/
                            ----       ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.75      $9.21      $9.35    $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.10)     (0.09)     (0.04)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.97       2.63      (0.10)    (0.83)
                            ----       ----      -----     -----
 Total From Investment
            Operations      1.87       2.54      (0.14)    (0.85)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.16)        --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)        --         --        --
 -----                     -----
Net Asset Value, End
 of Period............    $13.46     $11.75      $9.21     $9.35
                          ======     ======      =====     =====
Total Return /(c)/ ...     16.06%     27.58%     (1.50)%   (8.15)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $32,930    $12,295     $4,573      $891
 Ratio of Expenses to
  Average Net Assets..      1.93%      1.94%      1.95%     1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.96%      2.49%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.77)%    (0.89)%    (0.94)%   (0.48)%/(g)/
 Portfolio Turnover
  Rate................      49.9%      49.7%      80.0%    224.9%/(g)/

                            2004       2003       2002     2001/(E)/
                            ----       ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $12.04      $9.34      $9.43    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02       0.01      (0.02)     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.03       2.69      (0.04)    (0.73)
                            ----       ----      -----     -----
 Total From Investment
            Operations      2.05       2.70      (0.06)    (0.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)        --      (0.01)    (0.01)
 Tax Return of Capital
  Distribution........        --         --      (0.02)       --
 Distributions from
  Realized Gains......     (0.16)        --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.17)        --      (0.03)    (0.01)
  ----                     -----                 -----     -----
Net Asset Value, End
 of Period............    $13.92     $12.04      $9.34     $9.43
                          ======     ======      =====     =====
Total Return..........     17.15%     28.91%     (0.67)%   (6.28)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $215,174    $78,679    $21,210    $2,956
 Ratio of Expenses to
  Average Net Assets..      0.97%      0.98%      1.00%     1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%      1.00%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.19%      0.07%        --      0.44%/(g)/
 Portfolio Turnover
  Rate................      49.9%      49.7%      80.0%    224.9%/(g)/

                            2004       2003       2002     2001/(E)/
                            ----       ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $11.98      $9.33      $9.41    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)     (0.02)     (0.02)     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.02       2.67      (0.06)    (0.74)
                            ----       ----      -----     -----
 Total From Investment
            Operations      2.01       2.65      (0.08)    (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)        --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)        --         --     (0.01)
  ----                     -----                           -----
Net Asset Value, End
 of Period............    $13.83     $11.98      $9.33     $9.41
                          ======     ======      =====     =====
Total Return..........     16.93%     28.40%     (0.83)%   (6.48)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,440     $3,154     $1,485      $942
 Ratio of Expenses to
  Average Net Assets..      1.23%      1.24%      1.26%     1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.26%      1.26%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.05)%    (0.18)%    (0.16)%    0.19%/(g)/
 Portfolio Turnover
  Rate................      49.9%      49.7%      80.0%    224.9%/(g)/

                            2004       2003       2002     2001/(E)/
                            ----       ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $11.95      $9.31      $9.40    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)     (0.03)     (0.02)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.99       2.67      (0.07)    (0.74)
                            ----       ----      -----     -----
 Total From Investment
            Operations      1.98       2.64      (0.09)    (0.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)        --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)        --         --     (0.01)
  ----                     -----                           -----
Net Asset Value, End
 of Period............    $13.77     $11.95      $9.31     $9.40
                          ======     ======      =====     =====
Total Return..........     16.72%     28.36%     (0.96)%   (6.58)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $945     $1,565       $932      $941
 Ratio of Expenses to
  Average Net Assets..      1.35%      1.36%      1.37%     1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%      1.38%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.11)%    (0.29)%    (0.24)%    0.07%/(g)/
 Portfolio Turnover
  Rate................      49.9%      49.7%      80.0%    224.9%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 28, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.14, $.14, $.13, $.14 and $.14 per share, respectively, during the initial interim period.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(B)/
                           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.59
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.84
                            ----
 Total From Investment
            Operations      0.84
                            ----
Net Asset Value, End
 of Period............    $11.43
                          ======
Total Return..........      7.93%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $339
 Ratio of Expenses to
  Average Net Assets..      1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.08)%/(d)/
 Portfolio Turnover
  Rate................      66.0%/(d)/

                           2004/(B)/
                           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.85
                            ----
 Total From Investment
            Operations      0.84
                            ----
Net Asset Value, End
 of Period............    $11.43
                          ======
Total Return..........      7.93%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $11
 Ratio of Expenses to
  Average Net Assets..      1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.21)%/(d)/
 Portfolio Turnover
  Rate................      66.0%/(d)/

                           2004/(E)/
                           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.41
                            ----
 Total From Investment
            Operations      1.46
                            ----
Net Asset Value, End
 of Period............    $11.46
                          ======
Total Return..........     14.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $302,583
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.57%/(d)/
 Portfolio Turnover
  Rate................      66.0%/(d)/

                           2004/(B)/
                           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.84
                            ----
 Total From Investment
            Operations      0.86
                            ----
Net Asset Value, End
 of Period............    $11.45
                          ======
Total Return..........      8.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $57
 Ratio of Expenses to
  Average Net Assets..      1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.34%/(d)/
 Portfolio Turnover
  Rate................      66.0%/(d)/

                           2004/(B)/
                           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.84
                            ----
 Total From Investment
            Operations      0.85
                            ----
Net Asset Value, End
 of Period............    $11.44
                          ======
Total Return..........      8.03%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $11
 Ratio of Expenses to
  Average Net Assets..      1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.16%/(d)/
 Portfolio Turnover
  Rate................      66.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004     2003/(C)/
                            ----     ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $13.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)    (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.10      3.62
                            ----      ----
 Total From Investment
            Operations      2.05      3.56
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)       --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)       --
 ----                      -----
Net Asset Value, End
 of Period............    $14.80    $13.56
                          ======    ======
Total Return..........     15.88%    35.60%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $158      $136
 Ratio of Expenses to
  Average Net Assets..      1.54%     1.54%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%     1.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.39)%   (0.60)%/(e)/
 Portfolio Turnover
  Rate................     117.5%    111.5%/(e)/

                            2004     2003/(C)/
                            ----     ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $13.54    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.09)    (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.10      3.61
                            ----      ----
 Total From Investment
            Operations      2.01      3.54
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)       --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)       --
 ----                      -----
Net Asset Value, End
 of Period............    $14.74    $13.54
                          ======    ======
Total Return..........     15.59%    35.40%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $83      $135
 Ratio of Expenses to
  Average Net Assets..      1.72%     1.72%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%     1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.66)%   (0.79)%/(e)/
 Portfolio Turnover
  Rate................     117.5%    111.5%/(e)/

                            2004     2003/(C)/
                            ----     ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.62    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.07        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.07      3.62
                            ----      ----
 Total From Investment
            Operations      2.14      3.62
 Distributions from
  Realized Gains......     (0.81)       --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)       --
 ----                      -----
Net Asset Value, End
 of Period............    $14.95    $13.62
                          ======    ======
Total Return..........     16.50%    36.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $159,678    $4,868
 Ratio of Expenses to
  Average Net Assets..      0.94%     0.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%     1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.53%    (0.04)%/(e)/
 Portfolio Turnover
  Rate................     117.5%    111.5%/(e)/

                            2004     2003/(C)/
                            ----     ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $13.59    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.13      3.62
                            ----      ----
 Total From Investment
            Operations      2.10      3.59
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)       --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)       --
 ----                      -----
Net Asset Value, End
 of Period............    $14.88    $13.59
                          ======    ======
Total Return..........     16.23%    35.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $71      $136
 Ratio of Expenses to
  Average Net Assets..      1.23%     1.23%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.26%     1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.18)%   (0.30)%/(e)/
 Portfolio Turnover
  Rate................     117.5%    111.5%/(e)/

                            2004     2003/(C)/
                            ----     ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $13.58    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.11      3.62
                            ----      ----
 Total From Investment
            Operations      2.08      3.58
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)       --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)       --
 ----                      -----
Net Asset Value, End
 of Period............    $14.85    $13.58
                          ======    ======
Total Return..........     16.09%    35.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $161      $136
 Ratio of Expenses to
  Average Net Assets..      1.35%     1.35%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%     1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.20)%   (0.42)%/(e)/
 Portfolio Turnover
  Rate................     117.5%    111.5%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003       2002      2001/(E)/
                           ----       ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.00      $5.08      $7.32      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.11)     (0.08)     (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.73       2.00      (2.20)     (2.42)
                           ----       ----      -----      -----
 Total From Investment
            Operations     0.62       1.92      (2.24)     (2.50)
                           ----       ----      -----      -----
Net Asset Value, End
 of Period............    $7.62      $7.00      $5.08      $7.32
                          =====      =====      =====      =====
Total Return..........     8.86%     37.80%    (30.60)%   (23.67)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,579     $2,446     $1,092       $734
 Ratio of Expenses to
  Average Net Assets..     1.67%      1.66%      1.67%      1.67%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.67%      1.67%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.49)%    (1.45)%    (1.47)%    (1.32)%/(g)/
 Portfolio Turnover
  Rate................     94.6%     333.6%     110.9%     161.1%/(g)/

                           2004       2003       2002      2001/(E)/
                           ----       ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $6.96      $5.06      $7.31      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.12)     (0.09)     (0.06)     (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.73       1.99      (2.19)     (2.42)
                           ----       ----      -----      -----
 Total From Investment
            Operations     0.61       1.90      (2.25)     (2.51)
                           ----       ----      -----      -----
Net Asset Value, End
 of Period............    $7.57      $6.96      $5.06      $7.31
                          =====      =====      =====      =====
Total Return..........     8.76%     37.55%    (30.78)%   (23.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $754     $1,136       $789       $733
 Ratio of Expenses to
  Average Net Assets..     1.85%      1.84%      1.85%      1.85%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.85%      1.85%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.67)%    (1.63)%    (1.65)%    (1.50)%/(g)/
 Portfolio Turnover
  Rate................     94.6%     333.6%     110.9%     161.1%/(g)/

                           2004       2003       2002      2001/(H)/
                           ----       ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.75      $4.92      $7.12      $8.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.13)     (0.10)     (0.06)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.71       1.93      (2.14)     (1.11)
                           ----       ----      -----      -----
 Total From Investment
            Operations     0.58       1.83      (2.20)     (1.16)
                           ----       ----      -----      -----
Net Asset Value, End
 of Period............    $7.33      $6.75      $4.92      $7.12
                          =====      =====      =====      =====
Total Return /(c)/ ...     8.59%     37.20%    (30.90)%   (13.70)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,026     $5,932     $1,386       $316
 Ratio of Expenses to
  Average Net Assets..     2.05%      2.05%      2.05%      2.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.24%      3.39%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.86)%    (1.85)%    (1.85)%    (1.72)%/(g)/
 Portfolio Turnover
  Rate................     94.6%     333.6%     110.9%     161.1%/(g)/

                           2004       2003       2002      2001/(E)/
                           ----       ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.10      $5.12      $7.35      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)     (0.05)     (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.75       2.03      (2.19)     (2.43)
                           ----       ----      -----      -----
 Total From Investment
            Operations     0.68       1.98      (2.23)     (2.47)
                           ----       ----      -----      -----
Net Asset Value, End
 of Period............    $7.78      $7.10      $5.12      $7.35
                          =====      =====      =====      =====
Total Return..........     9.58%     38.67%    (30.34)%   (23.36)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $71,754    $60,637    $91,760     $5,591
 Ratio of Expenses to
  Average Net Assets..     1.10%      1.09%      1.10%      1.10%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.10%      1.10%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.92)%    (0.89)%    (0.90)%    (0.78)%/(g)/
 Portfolio Turnover
  Rate................     94.6%     333.6%     110.9%     161.1%/(g)/

                           2004       2003       2002      2001/(E)/
                           ----       ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.09      $5.13      $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.09)     (0.07)     (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.75       2.03      (2.17)     (2.42)
                           ----       ----      -----      -----
 Total From Investment
            Operations     0.66       1.96      (2.21)     (2.48)
                           ----       ----      -----      -----
Net Asset Value, End
 of Period............    $7.75      $7.09      $5.13      $7.34
                          =====      =====      =====      =====
Total Return..........     9.31%     38.21%    (30.11)%   (23.46)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,858     $1,682       $931       $735
 Ratio of Expenses to
  Average Net Assets..     1.36%      1.35%      1.36%      1.36%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.36%      1.36%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.18)%    (1.15)%    (1.17)%    (1.01)%/(g)/
 Portfolio Turnover
  Rate................     94.6%     333.6%     110.9%     161.1%/(g)/

                           2004       2003       2002      2001/(E)/
                           ----       ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.04      $5.10      $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.10)     (0.07)     (0.09)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.74       2.01      (2.15)     (2.42)
                           ----       ----      -----      -----
 Total From Investment
            Operations     0.64       1.94      (2.24)     (2.48)
                           ----       ----      -----      -----
Net Asset Value, End
 of Period............    $7.68      $7.04      $5.10      $7.34
                          =====      =====      =====      =====
Total Return..........     9.09%     38.04%    (30.52)%   (23.46)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $54       $706       $510       $735
 Ratio of Expenses to
  Average Net Assets..     1.48%      1.47%      1.47%      1.48%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.48%      1.48%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.30)%    (1.26)%    (1.27)%    (1.13)%/(g)/
 Portfolio Turnover
  Rate................     94.6%     333.6%     110.9%     161.1%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004        2003      2002      2001/(E)/
                            ----        ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.78       $5.68     $6.25     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.10)      (0.07)       --      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.29        2.17     (0.57)     (4.53)
                            ----        ----     -----      -----
 Total From Investment
            Operations      0.19        2.10     (0.57)     (4.60)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)         --        --         --
 -------                   -----
   Total Dividends and
         Distributions     (0.04)         --        --         --
 -------                   -----
Net Asset Value, End
 of Period............     $7.93       $7.78     $5.68      $6.25
                           =====       =====     =====      =====
Total Return..........      2.50%      36.97%    (9.12)%   (41.23)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,430      $3,480    $1,419       $626
 Ratio of Expenses to
  Average Net Assets..      1.53%       1.52%     1.56%      1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%       1.57%     1.57%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.23)%     (1.14)%   (1.30)%    (1.19)%/(g)/
 Portfolio Turnover
  Rate................      69.4%      115.9%    120.1%     159.8%/(g)/

                            2004        2003      2002      2001/(E)/
                            ----        ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $7.67       $5.66     $6.24     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.11)      (0.10)    (0.09)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.29        2.11     (0.49)     (4.53)
                            ----        ----     -----      -----
 Total From Investment
            Operations      0.18        2.01     (0.58)     (4.61)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)         --        --         --
 -------                   -----
   Total Dividends and
         Distributions     (0.04)         --        --         --
 -------                   -----
Net Asset Value, End
 of Period............     $7.81       $7.67     $5.66      $6.24
                           =====       =====     =====      =====
Total Return..........      2.41%      35.51%    (9.29)%   (41.32)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,045      $2,162      $567       $625
 Ratio of Expenses to
  Average Net Assets..      1.71%       1.72%     1.74%      1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%       1.75%     1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.42)%     (1.39)%   (1.47)%    (1.37)%/(g)/
 Portfolio Turnover
  Rate................      69.4%      115.9%    120.1%     159.8%/(g)/

                            2004        2003      2002      2001/(H)/
                            ----        ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.44       $5.47     $6.04      $7.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.13)      (0.10)    (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.27        2.07     (0.53)     (1.67)
                            ----        ----     -----      -----
 Total From Investment
            Operations      0.14        1.97     (0.57)     (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)         --        --         --
 -------                   -----
   Total Dividends and
         Distributions     (0.04)         --        --         --
 -------                   -----
Net Asset Value, End
 of Period............     $7.54       $7.44     $5.47      $6.04
                           =====       =====     =====      =====
Total Return /(c)/ ...      1.94%      36.01%    (9.44)%   (22.56)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,025      $3,303    $1,099       $301
 Ratio of Expenses to
  Average Net Assets..      2.05%       2.03%     1.93%      1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.30%       3.66%     1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.75)%     (1.64)%   (1.64)%    (1.60)%/(g)/
 Portfolio Turnover
  Rate................      69.4%      115.9%    120.1%     159.8%/(g)/

                            2004        2003      2002      2001/(E)/
                            ----        ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.88       $5.72     $6.27     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)      (0.04)    (0.12)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.29        2.20     (0.43)     (4.54)
                            ----        ----     -----      -----
 Total From Investment
            Operations      0.24        2.16     (0.55)     (4.58)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)         --        --         --
 -------                   -----
   Total Dividends and
         Distributions     (0.04)         --        --         --
 -------                   -----
Net Asset Value, End
 of Period............     $8.08       $7.88     $5.72      $6.27
                           =====       =====     =====      =====
Total Return..........      3.11%      37.76%    (8.77)%   (41.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $264,397    $162,128    $7,077     $1,166
 Ratio of Expenses to
  Average Net Assets..      0.96%       0.95%     0.99%      1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%       1.00%     1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.66)%     (0.57)%   (0.70)%    (0.48)%/(g)/
 Portfolio Turnover
  Rate................      69.4%      115.9%    120.1%     159.8%/(g)/

                            2004        2003      2002      2001/(E)/
                            ----        ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $7.83       $5.71     $6.27     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.07)      (0.06)    (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.29        2.18     (0.52)     (4.52)
                            ----        ----     -----      -----
 Total From Investment
            Operations      0.22        2.12     (0.56)     (4.58)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)         --        --         --
 -------                   -----
   Total Dividends and
         Distributions     (0.04)         --        --         --
 -------                   -----
Net Asset Value, End
 of Period............     $8.01       $7.83     $5.71      $6.27
                           =====       =====     =====      =====
Total Return..........      2.87%      37.13%    (8.93)%   (41.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,356      $1,799      $692       $628
 Ratio of Expenses to
  Average Net Assets..      1.22%       1.21%     1.25%      1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.26%       1.26%     1.26%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.93)%     (0.83)%   (0.98)%    (0.88)%/(g)/
 Portfolio Turnover
  Rate................      69.4%      115.9%    120.1%     159.8%/(g)/

                            2004        2003      2002      2001/(E)/
                            ----        ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $7.78       $5.70     $6.26     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.08)      (0.09)    (0.07)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.30        2.17     (0.49)     (4.53)
                            ----        ----     -----      -----
 Total From Investment
            Operations      0.22        2.08     (0.56)     (4.59)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)         --        --         --
 -------                   -----
   Total Dividends and
         Distributions     (0.04)         --        --         --
 -------                   -----
Net Asset Value, End
 of Period............     $7.96       $7.78     $5.70      $6.26
                           =====       =====     =====      =====
Total Return..........      2.89%      36.49%    (8.95)%   (41.13)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,652         $87      $571       $627
 Ratio of Expenses to
  Average Net Assets..      1.34%       1.31%     1.36%      1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%       1.38%     1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.06)%     (0.84)%   (1.09)%    (1.00)%/(g)/
 Portfolio Turnover
  Rate................      69.4%      115.9%    120.1%     159.8%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2004/(C)/
                         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.36)
                         -----
 Total From Investment
            Operations   (0.41)
                         -----
Net Asset Value, End
 of Period............   $9.59
                         =====
Total Return..........   (4.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.55%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.67%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.25)%/(e)/
 Portfolio Turnover
  Rate................    51.3%/(e)/

                         2004/(C)/
                         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.36)
                         -----
 Total From Investment
            Operations   (0.41)
                         -----
Net Asset Value, End
 of Period............   $9.59
                         =====
Total Return..........   (4.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    1.73%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.85%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.43)%/(e)/
 Portfolio Turnover
  Rate................    51.3%/(e)/

                         2004/(C)/
                         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.35)
                         -----
 Total From Investment
            Operations   (0.38)
                         -----
Net Asset Value, End
 of Period............   $9.62
                         =====
Total Return..........   (3.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,770
 Ratio of Expenses to
  Average Net Assets..    0.98%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.10%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.68)%/(e)/
 Portfolio Turnover
  Rate................    51.3%/(e)/

                         2004/(C)/
                         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.35)
                         -----
 Total From Investment
            Operations   (0.39)
                         -----
Net Asset Value, End
 of Period............   $9.61
                         =====
Total Return..........   (3.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.36%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.96)%/(e)/
 Portfolio Turnover
  Rate................    51.3%/(e)/

                         2004/(C)/
                         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.36)
                         -----
 Total From Investment
            Operations   (0.40)
                         -----
Net Asset Value, End
 of Period............   $9.60
                         =====
Total Return..........   (4.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.36%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.48%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.06)%/(e)/
 Portfolio Turnover
  Rate................    51.3%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b)     /Expense ratio without fees paid indirectly/./
/(c) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004        2003        2002     2001/(E)/
                            ----        ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $13.02       $9.51       $9.96    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.07)      (0.07)      (0.06)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.79        3.67       (0.24)       --
 ----                       ----        ----       -----
 Total From Investment
            Operations      1.72        3.60       (0.30)    (0.04)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --       (0.09)      (0.15)       --
 -------                               -----       -----
   Total Dividends and
         Distributions        --       (0.09)      (0.15)       --
 -------                               -----       -----
Net Asset Value, End
 of Period............    $14.74      $13.02       $9.51     $9.96
                          ======      ======       =====     =====
Total Return..........     13.22%      38.18%      (3.24)%   (0.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,963      $4,284        $985      $831
 Ratio of Expenses to
  Average Net Assets..      1.54%       1.57%       1.57%     1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%         --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.50)%     (0.62)%     (0.76)%   (0.59)%/(g)/
 Portfolio Turnover
  Rate................      26.3%       44.1%       27.9%     58.0%/(g)/

                            2004        2003        2002     2001/(E)/
                            ----        ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $12.94       $9.48       $9.95    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.10)      (0.08)      (0.04)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.78        3.63       (0.28)       --
 ----                       ----        ----       -----
 Total From Investment
            Operations      1.68        3.55       (0.32)    (0.05)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --       (0.09)      (0.15)       --
 -------                               -----       -----
   Total Dividends and
         Distributions        --       (0.09)      (0.15)       --
 -------                               -----       -----
Net Asset Value, End
 of Period............    $14.62      $12.94       $9.48     $9.95
                          ======      ======       =====     =====
Total Return..........     12.99%      37.76%      (3.44)%   (0.50)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,738      $2,028      $1,398      $830
 Ratio of Expenses to
  Average Net Assets..      1.72%       1.75%       1.75%     1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%         --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.68)%     (0.80)%     (0.94)%   (0.77)%/(g)/
 Portfolio Turnover
  Rate................      26.3%       44.1%       27.9%     58.0%/(g)/

                            2004        2003        2002     2001/(E)/
                            ----        ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.89       $9.46       $9.94    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.13)      (0.11)      (0.05)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.77        3.63       (0.28)    (0.02)
                            ----        ----       -----     -----
 Total From Investment
            Operations      1.64        3.52       (0.33)    (0.06)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --       (0.09)      (0.15)       --
 -------                               -----       -----
   Total Dividends and
         Distributions        --       (0.09)      (0.15)       --
 -------                               -----       -----
Net Asset Value, End
 of Period............    $14.53      $12.89       $9.46     $9.94
                          ======      ======       =====     =====
Total Return /(c)/ ...     12.73%      37.53%      (3.55)%   (0.60)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,843      $5,962      $4,867    $1,472
 Ratio of Expenses to
  Average Net Assets..      1.95%       1.95%       1.95%     1.81%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.11%       2.57%         --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.90)%     (1.00)%     (1.15)%   (0.84)%/(g)/
 Portfolio Turnover
  Rate................      26.3%       44.1%       27.9%     58.0%/(g)/

                            2004        2003        2002     2001/(E)/
                            ----        ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.21       $9.60      $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01          --       (0.04)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.81        3.70       (0.21)       --
 ----                       ----        ----       -----
 Total From Investment
            Operations      1.82        3.70       (0.25)       --
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --       (0.09)      (0.15)       --
 -------                               -----       -----
   Total Dividends and
         Distributions        --       (0.09)      (0.15)       --
 -------                               -----       -----
Net Asset Value, End
 of Period............    $15.03      $13.21       $9.60    $10.00
                          ======      ======       =====    ======
Total Return..........     13.79%      38.87%      (2.72)%    0.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $231,413    $174,262    $133,400    $5,682
 Ratio of Expenses to
  Average Net Assets..      0.97%       1.00%       1.00%     1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%         --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.07%      (0.04)%     (0.20)%   (0.07)%/(g)/
 Portfolio Turnover
  Rate................      26.3%       44.1%       27.9%     58.0%/(g)/

                            2004        2003        2002     2001/(E)/
                            ----        ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $13.14       $9.56       $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)      (0.03)         --     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.81        3.70       (0.27)       --
 ----                       ----        ----       -----
 Total From Investment
            Operations      1.78        3.67       (0.27)    (0.02)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --       (0.09)      (0.15)       --
 -------                               -----       -----
   Total Dividends and
         Distributions        --       (0.09)      (0.15)       --
 -------                               -----       -----
Net Asset Value, End
 of Period............    $14.92      $13.14       $9.56     $9.98
                          ======      ======       =====     =====
Total Return..........     13.56%      38.71%      (2.93)%   (0.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,537     $12,008      $5,733      $833
 Ratio of Expenses to
  Average Net Assets..      1.24%       1.26%       1.26%     1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.26%         --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.19)%     (0.31)%     (0.47)%   (0.28)%/(g)/
 Portfolio Turnover
  Rate................      26.3%       44.1%       27.9%     58.0%/(g)/

                            2004        2003        2002     2001/(E)/
                            ----        ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $13.08       $9.54       $9.97    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)      (0.04)      (0.06)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.79        3.67       (0.22)       --
 ----                       ----        ----       -----
 Total From Investment
            Operations      1.75        3.63       (0.28)    (0.03)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --       (0.09)      (0.15)       --
 -------                               -----       -----
   Total Dividends and
         Distributions        --       (0.09)      (0.15)       --
 -------                               -----       -----
Net Asset Value, End
 of Period............    $14.83      $13.08       $9.54     $9.97
                          ======      ======       =====     =====
Total Return..........     13.39%      38.37%      (3.03)%   (0.30)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $24         $16        $796      $833
 Ratio of Expenses to
  Average Net Assets..      1.35%       1.38%       1.37%     1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%         --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.31)%     (0.43)%     (0.56)%   (0.40)%/(g)/
 Portfolio Turnover
  Rate................      26.3%       44.1%       27.9%     58.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(e) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004      2003/(C)/
                            ----      ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $13.92     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.55       3.90
                            ----       ----
 Total From Investment
            Operations      2.51       3.92
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.60)        --
  ----                     -----
   Total Dividends and
         Distributions     (0.60)        --
  ----                     -----
Net Asset Value, End
 of Period............    $15.83     $13.92
                          ======     ======
Total Return..........     18.63%     39.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,422       $258
 Ratio of Expenses to
  Average Net Assets..      1.57%      1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%      1.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.23)%     0.19%/(e)/
 Portfolio Turnover
  Rate................      46.7%      67.2%/(e)/

                            2004      2003/(C)/
                            ----      ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $13.89     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.55       3.89
                            ----       ----
 Total From Investment
            Operations      2.49       3.89
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.60)        --
  ----                     -----
   Total Dividends and
         Distributions     (0.60)        --
  ----                     -----
Net Asset Value, End
 of Period............    $15.78     $13.89
                          ======     ======
Total Return..........     18.52%     38.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,888       $702
 Ratio of Expenses to
  Average Net Assets..      1.75%      1.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%      1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.40)%    (0.04)%/(e)/
 Portfolio Turnover
  Rate................      46.7%      67.2%/(e)/

                            2004      2003/(C)/
                            ----      ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.99     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.57       3.91
                            ----       ----
 Total From Investment
            Operations      2.62       3.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.06)        --
 Distributions from
  Realized Gains......     (0.60)        --
  ----                     -----
   Total Dividends and
         Distributions     (0.66)        --
  ----                     -----
Net Asset Value, End
 of Period............    $15.95     $13.99
                          ======     ======
Total Return..........     19.39%     39.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $104,765    $51,198
 Ratio of Expenses to
  Average Net Assets..      1.00%      1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%      1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.32%      0.73%/(e)/
 Portfolio Turnover
  Rate................      46.7%      67.2%/(e)/

                            2004      2003/(C)/
                            ----      ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $13.95     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.55       3.91
                            ----       ----
 Total From Investment
            Operations      2.58       3.95
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)        --
 Distributions from
  Realized Gains......     (0.60)        --
  ----                     -----
   Total Dividends and
         Distributions     (0.62)        --
  ----                     -----
Net Asset Value, End
 of Period............    $15.91     $13.95
                          ======     ======
Total Return..........     19.14%     39.50%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,196       $194
 Ratio of Expenses to
  Average Net Assets..      1.26%      1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.27%      1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.17%      0.46%/(e)/
 Portfolio Turnover
  Rate................      46.7%      67.2%/(e)/

                            2004      2003/(C)/
                            ----      ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $13.94     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.58       3.91
                            ----       ----
 Total From Investment
            Operations      2.57       3.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)        --
 Distributions from
  Realized Gains......     (0.60)        --
  ----                     -----
   Total Dividends and
         Distributions     (0.61)        --
  ----                     -----
Net Asset Value, End
 of Period............    $15.90     $13.94
                          ======     ======
Total Return..........     19.02%     39.40%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $909       $141
 Ratio of Expenses to
  Average Net Assets..      1.38%      1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%      1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.04)%     0.34%/(e)/
 Portfolio Turnover
  Rate................      46.7%      67.2%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35
                           ----
 Total From Investment
            Operations     0.33
                           ----
Net Asset Value, End
 of Period............   $10.33
                         ======
Total Return..........     3.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.58)%/(d)/
 Portfolio Turnover
  Rate................      4.8%/(d)/

                          2004/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35
                           ----
 Total From Investment
            Operations     0.32
                           ----
Net Asset Value, End
 of Period............   $10.32
                         ======
Total Return..........     3.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.75)%/(d)/
 Portfolio Turnover
  Rate................      4.8%/(d)/

                          2004/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35
                           ----
 Total From Investment
            Operations     0.35
                           ----
Net Asset Value, End
 of Period............   $10.35
                         ======
Total Return..........     3.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,666
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.00%/(d)/
 Ratio of Expenses to
  Average Net Assets..     1.00%/(d)/
 Portfolio Turnover
  Rate................      4.8%/(d)/

                          2004/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35
                           ----
 Total From Investment
            Operations     0.34
                           ----
Net Asset Value, End
 of Period............   $10.34
                         ======
Total Return..........     3.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11
 Ratio of Expenses to
  Average Net Assets..     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.26)%/(d)/
 Portfolio Turnover
  Rate................      4.8%/(d)/

                          2004/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36
                           ----
 Total From Investment
            Operations     0.34
                           ----
Net Asset Value, End
 of Period............   $10.34
                         ======
Total Return..........     3.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.40)%/(d)/
 Portfolio Turnover
  Rate................      4.8%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/
                           ----
PREFERRED SECURITIES FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.26
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.25
                            ----
 Total From Investment
            Operations      0.51
                            ----
Net Asset Value, End
 of Period............    $11.31
                          ======
Total Return..........      4.72%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.32%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.55%/(g)/
 Portfolio Turnover
  Rate................      14.0%/(g)/

                           2004/(E)/
                           ----
PREFERRED SECURITIES FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.25
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.25
                            ----
 Total From Investment
            Operations      0.50
                            ----
Net Asset Value, End
 of Period............    $11.30
                          ======
Total Return..........      4.63%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.36%/(g)/
 Portfolio Turnover
  Rate................      14.0%/(g)/

                           2004/(H)/
                           ----
PREFERRED SECURITIES FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.48
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.27)
                           -----
 Total From Investment
            Operations      0.21
                            ----
Net Asset Value, End
 of Period............    $11.25
                          ======
Total Return /(b)/ ...      1.90%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $16,472
 Ratio of Expenses to
  Average Net Assets..      1.59%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.13%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.13%/(g)/
 Portfolio Turnover
  Rate................      14.0%/(g)/

                            2004          2003     2002/(I)/
                            ----          ----     ----
PREFERRED SECURITIES FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.21        $10.30    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(d)/ ..............      0.65          0.61      0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.07)         0.40      0.06
                           -----          ----      ----
 Total From Investment
            Operations      0.58          1.01      0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.45)        (0.10)       --
  ----                     -----         -----
   Total Dividends and
         Distributions     (0.45)        (0.10)       --
  ----                     -----         -----
Net Asset Value, End
 of Period............    $11.34        $11.21    $10.30
                          ======        ======    ======
Total Return..........      5.32%         9.84%     3.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $202,386      $121,828   $12,849
 Ratio of Expenses to
  Average Net Assets..      0.75%         0.75%     0.75%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.83%         5.68%     7.04%/(g)/
 Portfolio Turnover
  Rate................      14.0%         31.1%     11.3%/(g)/

                           2004/(E)/
                           ----
PREFERRED SECURITIES FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.25
                            ----
 Total From Investment
            Operations      0.52
                            ----
Net Asset Value, End
 of Period............    $11.32
                          ======
Total Return..........      4.81%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $11
 Ratio of Expenses to
  Average Net Assets..      1.01%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.86%/(g)/
 Portfolio Turnover
  Rate................      14.0%/(g)/

                           2004/(E)/
                           ----
PREFERRED SECURITIES FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.25
                            ----
 Total From Investment
            Operations      0.52
                            ----
Net Asset Value, End
 of Period............    $11.32
                          ======
Total Return..........      4.81%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $11
 Ratio of Expenses to
  Average Net Assets..      1.13%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.73%/(g)/
 Portfolio Turnover
  Rate................      14.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
/(i) /Period from May 1, 2002, date operations commenced, through October 31,
  2002.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004       2003      2002     2001/(E)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.59      $9.36     $9.83    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.11       0.09     (0.04)     0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.97       1.24     (0.33)    (0.35)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.08       1.33     (0.37)    (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.11)     (0.10)    (0.10)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.11)     (0.10)    (0.10)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.56     $10.59     $9.36     $9.83
                          ======     ======     =====     =====
Total Return..........     10.29%     14.39%    (3.81)%   (1.70)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $10,270     $3,674    $2,462       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%      0.69%     0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.02%      0.96%     2.22%     2.71%/(g)/
 Portfolio Turnover
  Rate................      34.3%      47.8%     17.6%      2.2%/(g)/

                            2004       2003      2002     2001/(E)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.58      $9.35     $9.82    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.09       0.04      0.19      0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.97       1.28     (0.58)    (0.35)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.06       1.32     (0.39)    (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)     (0.09)    (0.08)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.09)     (0.09)    (0.08)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.55     $10.58     $9.35     $9.82
                          ======     ======     =====     =====
Total Return..........     10.10%     14.20%    (3.98)%   (1.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,554     $1,683       $11       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%      0.87%     0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.80%      0.35%     2.50%     2.52%/(g)/
 Portfolio Turnover
  Rate................      34.3%      47.8%     17.6%      2.2%/(g)/

                            2004       2003      2002     2001/(H)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.60      $9.36     $9.83    $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13       0.04      0.10      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.95       1.26     (0.51)    (0.26)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.08       1.30     (0.41)    (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)     (0.06)    (0.06)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.09)     (0.06)    (0.06)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.59     $10.60     $9.36     $9.83
                          ======     ======     =====     =====
Total Return /(c)/ ...     10.21%     13.92%    (4.16)%   (2.09)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $59,805    $27,052    $5,071      $488
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.78%      1.05%     1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............      0.78%      1.05%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.16%      0.39%     1.79%     1.22%/(g)/
 Portfolio Turnover
  Rate................      34.3%      47.8%     17.6%      2.2%/(g)/

                            2004       2003      2002     2001/(E)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.63      $9.40     $9.87    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20       0.14      0.20      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.95       1.25     (0.51)    (0.21)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.15       1.39     (0.31)    (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.17)     (0.16)    (0.16)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.17)     (0.16)    (0.16)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.61     $10.63     $9.40     $9.87
                          ======     ======     =====     =====
Total Return..........     10.97%     15.00%    (3.25)%   (1.30)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $226,885   $112,143   $35,188    $4,339
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%      0.12%     0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.80%      1.41%     2.84%     3.44%/(g)/
 Portfolio Turnover
  Rate................      34.3%      47.8%     17.6%      2.2%/(g)/

                            2004       2003      2002     2001/(E)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.61      $9.38     $9.85    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14       0.11     (0.03)     0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.98       1.25     (0.31)    (0.35)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.12       1.36     (0.34)    (0.15)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.15)     (0.13)    (0.13)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.15)     (0.13)    (0.13)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.58     $10.61     $9.38     $9.85
                          ======     ======     =====     =====
Total Return..........     10.61%     14.73%    (3.50)%   (1.50)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,551     $1,224      $334       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%      0.38%     0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.22%      1.14%     2.93%     3.02%/(g)/
 Portfolio Turnover
  Rate................      34.3%      47.8%     17.6%      2.2%/(g)/

                            2004       2003      2002     2001/(E)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.60      $9.37     $9.84    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10       0.12      0.28      0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.00       1.23     (0.63)    (0.35)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.10       1.35     (0.35)    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)     (0.12)    (0.12)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.13)     (0.12)    (0.12)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.57     $10.60     $9.37     $9.84
                          ======     ======     =====     =====
Total Return..........     10.49%     14.60%    (3.63)%   (1.60)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,501        $11        $9        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%      0.50%     0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.89%      1.18%     2.89%     2.88%/(g)/
 Portfolio Turnover
  Rate................      34.3%      47.8%     17.6%      2.2%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004       2003      2002     2001/(E)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.52      $9.11     $9.69    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.11       0.07     (0.02)     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.96       1.42     (0.48)    (0.45)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.07       1.49     (0.50)    (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)     (0.08)    (0.08)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.13)     (0.08)    (0.08)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.46     $10.52     $9.11     $9.69
                          ======     ======     =====     =====
Total Return..........     10.24%     16.52%    (5.22)%   (3.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $12,657     $4,106    $1,917       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%      0.69%     0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.95%      0.75%     1.76%     2.14%/(g)/
 Portfolio Turnover
  Rate................      27.0%      41.1%     12.3%      4.0%/(g)/

                            2004       2003      2002     2001/(E)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.50      $9.10     $9.68    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06       0.03      0.01      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.99       1.44     (0.53)    (0.45)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.05       1.47     (0.52)    (0.32)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.11)     (0.07)    (0.06)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.11)     (0.07)    (0.06)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.44     $10.50     $9.10     $9.68
                          ======     ======     =====     =====
Total Return..........     10.06%     16.22%    (5.40)%   (3.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $12,193     $1,986       $69        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%      0.87%     0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.51%      0.29%     1.76%     1.94%/(g)/
 Portfolio Turnover
  Rate................      27.0%      41.1%     12.3%      4.0%/(g)/

                            2004       2003      2002     2001/(H)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.53      $9.11     $9.69    $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.11       0.03      0.09      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.95       1.43     (0.63)    (0.36)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.06       1.46     (0.54)    (0.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.11)     (0.04)    (0.04)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.11)     (0.04)    (0.04)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.48     $10.53     $9.11     $9.69
                          ======     ======     =====     =====
Total Return /(c)/ ...     10.10%     16.09%    (5.56)%   (3.29)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $97,035    $45,114    $8,645    $1,153
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.78%      1.01%     1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............      0.78%      1.01%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.01%      0.31%     1.46%     1.93%/(g)/
 Portfolio Turnover
  Rate................      27.0%      41.1%     12.3%      4.0%/(g)/

                            2004       2003      2002     2001/(E)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.55      $9.14     $9.72    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18       0.12      0.19      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.95       1.42     (0.63)    (0.32)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.13       1.54     (0.44)    (0.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)     (0.13)    (0.14)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.19)     (0.13)    (0.14)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.49     $10.55     $9.14     $9.72
                          ======     ======     =====     =====
Total Return..........     10.85%     17.14%    (4.67)%   (2.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $322,168   $145,767   $42,265    $2,820
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%      0.12%     0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.63%      1.25%     2.34%     2.81%/(g)/
 Portfolio Turnover
  Rate................      27.0%      41.1%     12.3%      4.0%/(g)/

                            2004       2003      2002     2001/(E)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.53      $9.13     $9.71    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16       0.09     (0.02)     0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.94       1.42     (0.45)    (0.45)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.10       1.51     (0.47)    (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.16)     (0.11)    (0.11)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.16)     (0.11)    (0.11)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.47     $10.53     $9.13     $9.71
                          ======     ======     =====     =====
Total Return..........     10.58%     16.73%    (4.91)%   (2.90)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,498     $2,804      $721       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%      0.38%     0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.41%      0.97%     2.27%     2.44%/(g)/
 Portfolio Turnover
  Rate................      27.0%      41.1%     12.3%      4.0%/(g)/

                            2004       2003      2002     2001/(E)/
                            ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.53      $9.12     $9.70    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06       0.10      0.24      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.02       1.41     (0.72)    (0.45)
                            ----       ----     -----     -----
 Total From Investment
            Operations      1.08       1.51     (0.48)    (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.15)     (0.10)    (0.10)       --
 ----                      -----      -----     -----
   Total Dividends and
         Distributions     (0.15)     (0.10)    (0.10)       --
 ----                      -----      -----     -----
Net Asset Value, End
 of Period............    $11.46     $10.53     $9.12     $9.70
                          ======     ======     =====     =====
Total Return..........     10.35%     16.73%    (5.04)%   (3.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,529        $11        $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%      0.50%     0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.54%      1.02%     2.50%     2.31%/(g)/
 Portfolio Turnover
  Rate................      27.0%      41.1%     12.3%      4.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004       2003         2002     2001/(G)/
                            ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.22      $8.74        $9.49    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08       0.04           --      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.97       1.49        (0.66)    (0.62)
                            ----       ----        -----     -----
 Total From Investment
            Operations      1.05       1.53        (0.66)    (0.51)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)     (0.05)       (0.09)       --
 ----                      -----      -----        -----
   Total Dividends and
         Distributions     (0.09)     (0.05)       (0.09)       --
 ----                      -----      -----        -----
Net Asset Value, End
 of Period............    $11.18     $10.22        $8.74     $9.49
                          ======     ======        =====     =====
Total Return..........     10.33%     17.61%       (7.09)%   (5.10)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,081     $1,781         $646       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%      0.69%        0.69%     0.69%/(i)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.70%      0.43%        1.35%     1.65%/(i)/
 Portfolio Turnover
  Rate................      30.7%      52.4%/(e)/   19.9%     60.2%/(i)/

                            2004       2003         2002     2001/(G)/
                            ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.19      $8.73        $9.48    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05      (0.01)        0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.98       1.51        (0.79)    (0.62)
                            ----       ----        -----     -----
 Total From Investment
            Operations      1.03       1.50        (0.68)    (0.52)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)     (0.04)       (0.07)       --
 ----                      -----      -----        -----
   Total Dividends and
         Distributions     (0.07)     (0.04)       (0.07)       --
 ----                      -----      -----        -----
Net Asset Value, End
 of Period............    $11.15     $10.19        $8.73     $9.48
                          ======     ======        =====     =====
Total Return..........     10.16%     17.20%       (7.26)%   (5.20)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $10,544     $2,905          $12        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%      0.87%        0.87%     0.87%/(i)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.45%     (0.07)%       1.64%     1.45%/(i)/
 Portfolio Turnover
  Rate................      30.7%      52.4%/(e)/   19.9%     60.2%/(i)/

                            2004       2003         2002     2001/(J)/
                            ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.21      $8.74        $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08      (0.01)        0.07      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.96       1.49        (0.78)    (0.52)
                            ----       ----        -----     -----
 Total From Investment
            Operations      1.04       1.48        (0.71)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)     (0.01)       (0.05)       --
 ----                      -----      -----        -----
   Total Dividends and
         Distributions     (0.07)     (0.01)       (0.05)       --
 ----                      -----      -----        -----
Net Asset Value, End
 of Period............    $11.18     $10.21        $8.74     $9.50
                          ======     ======        =====     =====
Total Return /(c)/ ...     10.18%     16.91%       (7.52)%   (5.00)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $95,677    $55,252       $7,610      $839
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%      1.09%        1.05%     1.05%/(i)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............      0.87%      1.09%          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.75%     (0.06)%       0.96%     1.39%/(i)/
 Portfolio Turnover
  Rate................      30.7%      52.4%/(e)/   19.9%     60.2%/(i)/

                            2004       2003         2002     2001/(G)/
                            ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.21      $8.77        $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.15       0.09         0.17      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.96       1.48        (0.79)    (0.50)
                            ----       ----        -----     -----
 Total From Investment
            Operations      1.11       1.57        (0.62)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.15)     (0.13)       (0.14)       --
 ----                      -----      -----        -----
   Total Dividends and
         Distributions     (0.15)     (0.13)       (0.14)       --
 ----                      -----      -----        -----
Net Asset Value, End
 of Period............    $11.17     $10.21        $8.77     $9.53
                          ======     ======        =====     =====
Total Return..........     10.98%     18.16%       (6.63)%   (4.70)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $282,813   $147,968      $31,841    $3,816
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%      0.12%        0.12%     0.12%/(i)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.42%      0.97%        1.91%     2.29%/(i)/
 Portfolio Turnover
  Rate................      30.7%      52.4%/(e)/   19.9%     60.2%/(i)/

                            2004       2003         2002     2001/(G)/
                            ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.21      $8.75        $9.51    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13       0.06         0.02      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.96       1.48        (0.66)    (0.62)
                            ----       ----        -----     -----
 Total From Investment
            Operations      1.09       1.54        (0.64)    (0.49)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.12)     (0.08)       (0.12)       --
 ----                      -----      -----        -----
   Total Dividends and
         Distributions     (0.12)     (0.08)       (0.12)       --
 ----                      -----      -----        -----
Net Asset Value, End
 of Period............    $11.18     $10.21        $8.75     $9.51
                          ======     ======        =====     =====
Total Return..........     10.78%     17.81%       (6.89)%   (4.90)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,855     $4,020         $885       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%      0.38%        0.38%     0.38%/(i)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.19%      0.66%        1.59%     1.95%/(i)/
 Portfolio Turnover
  Rate................      30.7%      52.4%/(e)/   19.9%     60.2%/(i)/

                            2004       2003         2002     2001/(G)/
                            ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.40      $8.75        $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03       0.04         0.20      0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.06       1.68        (0.84)    (0.62)
                            ----       ----        -----     -----
 Total From Investment
            Operations      1.09       1.72        (0.64)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.11)     (0.07)       (0.11)       --
 ----                      -----      -----        -----
   Total Dividends and
         Distributions     (0.11)     (0.07)       (0.11)       --
 ----                      -----      -----        -----
Net Asset Value, End
 of Period............    $11.38     $10.40        $8.75     $9.50
                          ======     ======        =====     =====
Total Return..........     10.55%     19.77%/(f)/  (6.91)%   (5.00)%/(h)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,352        $15           $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%      0.50%        0.50%     0.50%/(i)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.25%      0.21%        2.09%     1.82%/(i)/
 Portfolio Turnover
  Rate................      30.7%      52.4%/(e)/   19.9%     60.2%/(i)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(f) /During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(h) /Total return amounts have not been annualized.
/(i) /Computed on an annualized basis.
/(j) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2004       2003       2002     2001/(E)/
                            ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.18      $8.65      $9.54    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02       0.01       0.04      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.02       1.56      (0.85)    (0.53)
                            ----       ----      -----     -----
 Total From Investment
            Operations      1.04       1.57      (0.81)    (0.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)     (0.04)     (0.07)       --
 Distributions from
  Realized Gains......        --         --      (0.01)       --
 ------                                          -----
   Total Dividends and
         Distributions     (0.09)     (0.04)     (0.08)       --
 ----                      -----      -----      -----
Net Asset Value, End
 of Period............    $11.13     $10.18      $8.65     $9.54
                          ======     ======      =====     =====
Total Return..........     10.25%     18.33%     (8.57)%   (4.60)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,117       $327        $49        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%      0.69%      0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.17%      0.07%      1.14%     1.02%/(g)/
 Portfolio Turnover
  Rate................      40.0%      46.0%      19.6%    316.2%/(g)/

                            2004       2003       2002     2001/(E)/
                            ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.18      $8.64      $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)     (0.01)      0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.03       1.58      (0.85)    (0.52)
                            ----       ----      -----     -----
 Total From Investment
            Operations      1.02       1.57      (0.82)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)     (0.03)     (0.06)       --
 Distributions from
  Realized Gains......        --         --      (0.01)       --
 ------                                          -----
   Total Dividends and
         Distributions     (0.07)     (0.03)     (0.07)       --
 ----                      -----      -----      -----
Net Asset Value, End
 of Period............    $11.13     $10.18      $8.64     $9.53
                          ======     ======      =====     =====
Total Return..........     10.05%     18.25%     (8.74)%   (4.70)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,436       $405        $63        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%      0.87%      0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.11)%    (0.09)%     0.98%     0.83%/(g)/
 Portfolio Turnover
  Rate................      40.0%      46.0%      19.6%    316.2%/(g)/

                            2004       2003       2002     2001/(H)/
                            ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.15      $8.66      $9.55     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03      (0.07)      0.04      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.97       1.56      (0.88)    (0.45)
                            ----       ----      -----     -----
 Total From Investment
            Operations      1.00       1.49      (0.84)    (0.43)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)        --      (0.04)       --
 Distributions from
  Realized Gains......        --         --      (0.01)       --
 ------                                          -----
   Total Dividends and
         Distributions     (0.01)        --      (0.05)       --
 -----                     -----                 -----
Net Asset Value, End
 of Period............    $11.14     $10.15      $8.66     $9.55
                          ======     ======      =====     =====
Total Return /(c)/ ...      9.86%     17.26%     (8.89)%   (4.31)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $26,053    $12,332     $3,304      $344
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.97%      1.60%      1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............      0.97%      1.66%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.29%     (0.71)%     0.45%     0.70%/(g)/
 Portfolio Turnover
  Rate................      40.0%      46.0%      19.6%    316.2%/(g)/

                            2004       2003       2002     2001/(E)/
                            ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.22      $8.68      $9.58    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.12       0.07       0.16      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.98       1.56      (0.92)    (0.44)
                            ----       ----      -----     -----
 Total From Investment
            Operations      1.10       1.63      (0.76)    (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.15)     (0.09)     (0.13)       --
 Distributions from
  Realized Gains......        --         --      (0.01)       --
 ------                                          -----
   Total Dividends and
         Distributions     (0.15)     (0.09)     (0.14)       --
 ----                      -----      -----      -----
Net Asset Value, End
 of Period............    $11.17     $10.22      $8.68     $9.58
                          ======     ======      =====     =====
Total Return..........     10.84%     19.06%     (8.12)%   (4.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $108,127    $47,706    $15,314    $2,969
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%      0.12%      0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.07%      0.78%      1.53%     1.77%/(g)/
 Portfolio Turnover
  Rate................      40.0%      46.0%      19.6%    316.2%/(g)/

                            2004       2003       2002     2001/(E)/
                            ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.21      $8.67      $9.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10       0.04       0.04      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.96       1.57      (0.81)    (0.53)
                            ----       ----      -----     -----
 Total From Investment
            Operations      1.06       1.61      (0.77)    (0.44)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.12)     (0.07)     (0.11)       --
 Distributions from
  Realized Gains......        --         --      (0.01)       --
 ------                                          -----
   Total Dividends and
         Distributions     (0.12)     (0.07)     (0.12)       --
 ----                      -----      -----      -----
Net Asset Value, End
 of Period............    $11.15     $10.21      $8.67     $9.56
                          ======     ======      =====     =====
Total Return..........     10.46%     18.76%     (8.26)%   (4.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,642       $927       $197       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%      0.38%      0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.94%      0.39%      1.16%     1.33%/(g)/
 Portfolio Turnover
  Rate................      40.0%      46.0%      19.6%    316.2%/(g)/

                            2004       2003       2002     2001/(E)/
                            ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.19      $8.65      $9.55    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02       0.05       0.16      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.03       1.55      (0.95)    (0.53)
                            ----       ----      -----     -----
 Total From Investment
            Operations      1.05       1.60      (0.79)    (0.45)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.11)     (0.06)     (0.10)       --
 Distributions from
  Realized Gains......        --         --      (0.01)       --
 ------                                          -----
   Total Dividends and
         Distributions     (0.11)     (0.06)     (0.11)       --
 ----                      -----      -----      -----
Net Asset Value, End
 of Period............    $11.13     $10.19      $8.65     $9.55
                          ======     ======      =====     =====
Total Return..........     10.35%     18.66%     (8.49)%   (4.50)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $256        $10         $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%      0.50%      0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.15%      0.56%      1.67%     1.20%/(g)/
 Portfolio Turnover
  Rate................      40.0%      46.0%      19.6%    316.2%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003      2002     2001/(E)/
                           ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.71      $8.13     $9.20    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01      (0.01)     0.10      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.97       1.61     (1.09)    (0.83)
                           ----       ----     -----     -----
 Total From Investment
            Operations     0.98       1.60     (0.99)    (0.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)     (0.02)    (0.08)       --
 ----                     -----      -----     -----
   Total Dividends and
         Distributions    (0.05)     (0.02)    (0.08)       --
 ----                     -----      -----     -----
Net Asset Value, End
 of Period............   $10.64      $9.71     $8.13     $9.20
                         ======      =====     =====     =====
Total Return..........    10.17%     19.75%   (10.88)%   (8.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,508        $92        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%      0.69%     0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.12%     (0.06)%    1.11%     0.51%/(g)/
 Portfolio Turnover
  Rate................     44.9%      45.7%     25.4%     59.0%/(g)/

                           2004       2003      2002     2001/(E)/
                           ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.70      $8.12     $9.19    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)     (0.04)     0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.03       1.63     (1.06)    (0.83)
                           ----       ----     -----     -----
 Total From Investment
            Operations     0.97       1.59     (1.00)    (0.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)     (0.01)    (0.07)       --
 ----                     -----      -----     -----
   Total Dividends and
         Distributions    (0.04)     (0.01)    (0.07)       --
 ----                     -----      -----     -----
Net Asset Value, End
 of Period............   $10.63      $9.70     $8.12     $9.19
                         ======      =====     =====     =====
Total Return..........     9.99%     19.55%   (11.05)%   (8.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,539       $113       $15        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%      0.87%     0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.53)%    (0.37)%    0.70%     0.32%/(g)/
 Portfolio Turnover
  Rate................     44.9%      45.7%     25.4%     59.0%/(g)/

                           2004       2003      2002     2001/(H)/
                           ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.67      $8.15     $9.20     $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.08)     (0.08)     0.04        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.96       1.60     (1.04)    (0.77)
                           ----       ----     -----     -----
 Total From Investment
            Operations     0.88       1.52     (1.00)    (0.77)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         --     (0.05)       --
 -----                                         -----
   Total Dividends and
         Distributions       --         --     (0.05)       --
 -----                                         -----
Net Asset Value, End
 of Period............   $10.55      $9.67     $8.15     $9.20
                         ======      =====     =====     =====
Total Return /(c)/ ...     9.10%     18.67%   (10.98)%   (7.72)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,887     $1,636      $776      $273
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.68%      1.70%     1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............     1.73%      4.30%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.74)%    (0.97)%    0.35%     0.20%/(g)/
 Portfolio Turnover
  Rate................     44.9%      45.7%     25.4%     59.0%/(g)/

                           2004       2003      2002     2001/(E)/
                           ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.73      $8.14     $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09       0.04      0.15      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.95       1.62     (1.09)    (0.80)
                           ----       ----     -----     -----
 Total From Investment
            Operations     1.04       1.66     (0.94)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)     (0.07)    (0.14)       --
 ----                     -----      -----     -----
   Total Dividends and
         Distributions    (0.11)     (0.07)    (0.14)       --
 ----                     -----      -----     -----
Net Asset Value, End
 of Period............   $10.66      $9.73     $8.14     $9.22
                         ======      =====     =====     =====
Total Return..........    10.77%     20.54%   (10.45)%   (7.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $58,284    $30,633    $6,045    $2,265
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%      0.12%     0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.90%      0.43%     1.19%     1.09%/(g)/
 Portfolio Turnover
  Rate................     44.9%      45.7%     25.4%     59.0%/(g)/

                           2004       2003      2002     2001/(E)/
                           ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.73      $8.14     $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09         --      0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.93       1.64     (1.05)    (0.83)
                           ----       ----     -----     -----
 Total From Investment
            Operations     1.02       1.64     (0.97)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)     (0.05)    (0.11)       --
 ----                     -----      -----     -----
   Total Dividends and
         Distributions    (0.09)     (0.05)    (0.11)       --
 ----                     -----      -----     -----
Net Asset Value, End
 of Period............   $10.66      $9.73     $8.14     $9.22
                         ======      =====     =====     =====
Total Return..........    10.49%     20.22%   (10.69)%   (7.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $931       $810       $33        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%      0.38%     0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.83%     (0.02)%    1.12%     0.82%/(g)/
 Portfolio Turnover
  Rate................     44.9%      45.7%     25.4%     59.0%/(g)/

                           2004       2003      2002     2001/(E)/
                           ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.72      $8.13     $9.21    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01       0.02      0.12      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.99       1.61     (1.10)    (0.84)
                           ----       ----     -----     -----
 Total From Investment
            Operations     1.00       1.63     (0.98)    (0.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)     (0.04)    (0.10)       --
 ----                     -----      -----     -----
   Total Dividends and
         Distributions    (0.07)     (0.04)    (0.10)       --
 ----                     -----      -----     -----
Net Asset Value, End
 of Period............   $10.65      $9.72     $8.13     $9.21
                         ======      =====     =====     =====
Total Return..........    10.37%     20.10%   (10.81)%   (7.90)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $112        $10        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%      0.50%     0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%      0.28%     1.30%     0.69%/(g)/
 Portfolio Turnover
  Rate................     44.9%      45.7%     25.4%     59.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004      2003      2002     2001/(E)/
                            ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.73     $9.68     $9.99    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.15      0.12     (0.04)     0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.94      1.02     (0.15)    (0.22)
                            ----      ----     -----     -----
 Total From Investment
            Operations      1.09      1.14     (0.19)    (0.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.14)    (0.08)    (0.12)       --
 Distributions from
  Realized Gains......        --     (0.01)       --        --
 -------                             -----
   Total Dividends and
         Distributions     (0.14)    (0.09)    (0.12)       --
 ----                      -----     -----     -----
Net Asset Value, End
 of Period............    $11.68    $10.73     $9.68     $9.99
                          ======    ======     =====     =====
Total Return..........     10.24%    11.81%    (1.93)%   (0.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,352    $1,068      $767       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%     0.69%     0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.33%     1.04%     2.28%     3.11%/(g)/
 Portfolio Turnover
  Rate................      34.1%     43.9%     46.2%    103.3%/(g)/

                            2004      2003      2002     2001/(E)/
                            ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.72     $9.67     $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.09      0.06      0.16      0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.00      1.06     (0.37)    (0.22)
                            ----      ----     -----     -----
 Total From Investment
            Operations      1.09      1.12     (0.21)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.12)    (0.06)    (0.10)       --
 Distributions from
  Realized Gains......        --     (0.01)       --        --
 -------                             -----
   Total Dividends and
         Distributions     (0.12)    (0.07)    (0.10)       --
 ----                      -----     -----     -----
Net Asset Value, End
 of Period............    $11.69    $10.72     $9.67     $9.98
                          ======    ======     =====     =====
Total Return..........     10.23%    11.63%    (2.11)%   (0.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,686      $242       $15       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%     0.87%     0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.82%     0.56%     2.55%     2.91%/(g)/
 Portfolio Turnover
  Rate................      34.1%     43.9%     46.2%    103.3%/(g)/

                            2004      2003      2002     2001/(H)/
                            ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.72     $9.68     $9.99    $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13      0.02      0.10      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.94      1.06     (0.33)    (0.19)
                            ----      ----     -----     -----
 Total From Investment
            Operations      1.07      1.08     (0.23)    (0.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)    (0.03)    (0.08)       --
 Distributions from
  Realized Gains......        --     (0.01)       --        --
 -------                             -----
   Total Dividends and
         Distributions     (0.09)    (0.04)    (0.08)       --
 ----                      -----     -----     -----
Net Asset Value, End
 of Period............    $11.70    $10.72     $9.68     $9.99
                          ======    ======     =====     =====
Total Return /(c)/ ...     10.04%    11.15%    (2.29)%   (0.79)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $24,991    $8,325      $754      $104
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.86%     1.30%     1.04%     1.04%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............      0.86%     1.94%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.12%     0.20%     1.84%     2.87%/(g)/
 Portfolio Turnover
  Rate................      34.1%     43.9%     46.2%    103.3%/(g)/

                            2004      2003      2002     2001/(E)/
                            ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.77     $9.72    $10.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.22      0.16      0.19      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.94      1.04     (0.32)    (0.05)
                            ----      ----     -----     -----
 Total From Investment
            Operations      1.16      1.20     (0.13)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)    (0.14)    (0.18)       --
 Distributions from
  Realized Gains......        --     (0.01)       --        --
 -------                             -----
   Total Dividends and
         Distributions     (0.20)    (0.15)    (0.18)       --
 ----                      -----     -----     -----
Net Asset Value, End
 of Period............    $11.73    $10.77     $9.72    $10.03
                          ======    ======     =====    ======
Total Return..........     10.92%    12.41%    (1.36)%    0.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $109,104   $51,310   $16,909    $1,623
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%     0.12%     0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.95%     1.50%     2.97%     3.44%/(g)/
 Portfolio Turnover
  Rate................      34.1%     43.9%     46.2%    103.3%/(g)/

                            2004      2003      2002     2001/(E)/
                            ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.76     $9.70    $10.01    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19      0.12     (0.03)     0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.94      1.06     (0.13)    (0.22)
                            ----      ----     -----     -----
 Total From Investment
            Operations      1.13      1.18     (0.16)     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.17)    (0.11)    (0.15)       --
 Distributions from
  Realized Gains......        --     (0.01)       --        --
 -------                             -----
   Total Dividends and
         Distributions     (0.17)    (0.12)    (0.15)       --
 ----                      -----     -----     -----
Net Asset Value, End
 of Period............    $11.72    $10.76     $9.70    $10.01
                          ======    ======     =====    ======
Total Return..........     10.64%    12.25%    (1.63)%    0.10%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,312    $1,170      $148       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%     0.38%     0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.69%     1.07%     3.11%     3.42%/(g)/
 Portfolio Turnover
  Rate................      34.1%     43.9%     46.2%    103.3%/(g)/

                            2004      2003      2002     2001/(E)/
                            ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.74     $9.69    $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13      0.14      0.30      0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.98      1.02     (0.47)    (0.22)
                            ----      ----     -----     -----
 Total From Investment
            Operations      1.11      1.16     (0.17)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.16)    (0.10)    (0.14)       --
 Distributions from
  Realized Gains......        --     (0.01)       --        --
 -------                             -----
   Total Dividends and
         Distributions     (0.16)    (0.11)    (0.14)       --
 ----                      -----     -----     -----
Net Asset Value, End
 of Period............    $11.69    $10.74     $9.69    $10.00
                          ======    ======     =====    ======
Total Return..........     10.44%    12.02%    (1.75)%    0.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $479       $11       $10       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%     0.50%     0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.11%     1.27%     3.03%     3.28%/(g)/
 Portfolio Turnover
  Rate................      34.1%     43.9%     46.2%    103.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2004      2003      2002    2001/(E)/
                            ----      ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $14.46    $11.09    $10.41   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.29      0.43      0.23     0.39
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      4.00      3.22      0.79    (0.05)
                            ----      ----      ----    -----
 Total From Investment
            Operations      4.29      3.65      1.02     0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.31)    (0.28)    (0.34)   (0.09)
 Distributions from
  Realized Gains......     (0.14)       --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.45)    (0.28)    (0.34)   (0.09)
                           -----     -----     -----    -----
Net Asset Value, End
 of Period............    $18.30    $14.46    $11.09   $10.41
                          ======    ======    ======   ======
Total Return..........     30.40%    33.61%     9.94%    3.95%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $24,621    $7,552    $3,825   $1,302
 Ratio of Expenses to
  Average Net Assets..      1.42%     1.42%     1.42%    1.42%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.42%       --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.83%     3.41%     3.35%    4.33%/(g)/
 Portfolio Turnover
  Rate................      67.9%     35.4%     46.3%    77.5%/(g)/

                            2004      2003      2002    2001/(E)/
                            ----      ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $14.34    $11.00    $10.40   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.28      0.42      0.48     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.95      3.18      0.44    (0.04)
                            ----      ----      ----    -----
 Total From Investment
            Operations      4.23      3.60      0.92     0.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.28)    (0.26)    (0.32)   (0.09)
 Distributions from
  Realized Gains......     (0.14)       --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.42)    (0.26)    (0.32)   (0.09)
                           -----     -----     -----    -----
Net Asset Value, End
 of Period............    $18.15    $14.34    $11.00   $10.40
                          ======    ======    ======   ======
Total Return..........     30.21%    33.38%     8.96%    3.85%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $12,660    $4,603    $1,001   $1,339
 Ratio of Expenses to
  Average Net Assets..      1.60%     1.60%     1.60%    1.60%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.60%       --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.78%     3.28%     3.17%    4.16%/(g)/
 Portfolio Turnover
  Rate................      67.9%     35.4%     46.3%    77.5%/(g)/

                            2004      2003      2002    2001/(H)/
                            ----      ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $14.42    $11.07    $10.45   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.28      0.37      0.30     0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.97      3.22      0.62     0.32
                            ----      ----      ----     ----
 Total From Investment
            Operations      4.25      3.59      0.92     0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.25)    (0.24)    (0.30)      --
 Distributions from
  Realized Gains......     (0.14)       --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.39)    (0.24)    (0.30)      --
 ----                      -----     -----     -----
Net Asset Value, End
 of Period............    $18.28    $14.42    $11.07   $10.45
                          ======    ======    ======   ======
Total Return /(c)/ ...     30.09%    32.98%     8.88%    3.67%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $95,696   $51,874   $20,110   $2,108
 Ratio of Expenses to
  Average Net Assets..      1.68%     1.90%     1.80%    1.76%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.68%     1.95%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.72%     2.95%     2.83%    4.01%/(g)/
 Portfolio Turnover
  Rate................      67.9%     35.4%     46.3%    77.5%/(g)/

                            2004      2003      2002    2001/(H)/
                            ----      ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $14.56    $11.17    $10.50   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.41      0.54      0.45     0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      4.01      3.20      0.63     0.15
                            ----      ----      ----     ----
 Total From Investment
            Operations      4.42      3.74      1.08     0.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.40)    (0.35)    (0.41)      --
 Distributions from
  Realized Gains......     (0.14)       --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.54)    (0.35)    (0.41)      --
 ----                      -----     -----     -----
Net Asset Value, End
 of Period............    $18.44    $14.56    $11.17   $10.50
                          ======    ======    ======   ======
Total Return..........     31.21%    34.31%    10.38%    4.17%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $253,838   $97,960       $11      $11
 Ratio of Expenses to
  Average Net Assets..      0.85%     0.85%     0.85%    0.85%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.85%       --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.53%     4.08%     3.91%    4.91%/(g)/
 Portfolio Turnover
  Rate................      67.9%     35.4%     46.3%    77.5%/(g)/

                            2004      2003      2002    2001/(E)/
                            ----      ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $14.39    $11.03    $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.36      0.46      0.23     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.96      3.21      0.75    (0.17)
                            ----      ----      ----    -----
 Total From Investment
            Operations      4.32      3.67      0.98     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.36)    (0.31)    (0.38)   (0.09)
 Distributions from
  Realized Gains......     (0.14)       --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.50)    (0.31)    (0.38)   (0.09)
                           -----     -----     -----    -----
Net Asset Value, End
 of Period............    $18.21    $14.39    $11.03   $10.43
                          ======    ======    ======   ======
Total Return..........     30.82%    34.12%     9.47%    4.15%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $30,865   $19,221    $5,375   $1,307
 Ratio of Expenses to
  Average Net Assets..      1.10%     1.11%     1.11%    1.11%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.11%       --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.28%     3.69%     3.42%    4.79%/(g)/
 Portfolio Turnover
  Rate................      67.9%     35.4%     46.3%    77.5%/(g)/

                            2004      2003      2002    2001/(E)/
                            ----      ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $14.38    $11.04    $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.33      0.41      0.60     0.40
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.98      3.23      0.37    (0.04)
                            ----      ----      ----    -----
 Total From Investment
            Operations      4.31      3.64      0.97     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.34)    (0.30)    (0.36)   (0.09)
 Distributions from
  Realized Gains......     (0.14)       --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.48)    (0.30)    (0.36)   (0.09)
                           -----     -----     -----    -----
Net Asset Value, End
 of Period............    $18.21    $14.38    $11.04   $10.43
                          ======    ======    ======   ======
Total Return..........     30.75%    33.74%     9.44%    4.15%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,395      $264      $850   $1,304
 Ratio of Expenses to
  Average Net Assets..      1.23%     1.23%     1.22%    1.23%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.23%       --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.05%     3.53%     3.55%    4.52%/(g)/
 Portfolio Turnover
  Rate................      67.9%     35.4%     46.3%    77.5%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003       2002     2001/(E)/
                           ----       ----       ----     ----
SMALLCAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $13.26      $9.70     $10.54    $10.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)     (0.01)     (0.01)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.14       3.57      (0.81)    (0.01)
                           ----       ----      -----     -----
 Total From Investment
            Operations     1.13       3.56      (0.82)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         --         --     (0.01)
 Distributions from
  Realized Gains......    (0.03)        --      (0.02)       --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.03)        --      (0.02)    (0.01)
  ----                    -----                 -----     -----
Net Asset Value, End
 of Period............   $14.36     $13.26      $9.70    $10.54
                         ======     ======      =====    ======
Total Return..........     8.53%     36.70%     (7.79)%    0.69%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,563     $1,777       $906    $1,320
 Ratio of Expenses to
  Average Net Assets..     1.32%      1.32%      1.31%     1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.32%      1.32%      1.32%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.09)%    (0.09)%    (0.08)%    0.14%/(g)/
 Portfolio Turnover
  Rate................     98.5%     113.2%     108.8%    123.5%/(g)/

                           2004       2003       2002     2001/(E)/
                           ----       ----       ----     ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $13.23      $9.69     $10.53    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)     (0.03)     (0.85)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.13       3.57       0.03     (0.02)
                           ----       ----       ----     -----
 Total From Investment
            Operations     1.09       3.54      (0.82)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         --         --     (0.01)
 Distributions from
  Realized Gains......    (0.03)        --      (0.02)       --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.03)        --      (0.02)    (0.01)
  ----                    -----                 -----     -----
Net Asset Value, End
 of Period............   $14.29     $13.23      $9.69    $10.53
                         ======     ======      =====    ======
Total Return..........     8.24%     36.53%     (7.83)%    0.50%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,568       $254        $49    $1,338
 Ratio of Expenses to
  Average Net Assets..     1.50%      1.50%      1.49%     1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.50%      1.50%      1.50%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.31)%    (0.29)%    (0.30)%   (0.04)%/(g)/
 Portfolio Turnover
  Rate................     98.5%     113.2%     108.8%    123.5%/(g)/

                           2004       2003       2002     2001/(H)/
                           ----       ----       ----     ----
SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.96      $9.51     $10.38    $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)     (0.05)     (0.02)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.12       3.50      (0.83)    (0.07)
                           ----       ----      -----     -----
 Total From Investment
            Operations     1.07       3.45      (0.85)    (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.03)        --      (0.02)       --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.03)        --      (0.02)       --
 -----                    -----                 -----
Net Asset Value, End
 of Period............   $14.00     $12.96      $9.51    $10.38
                         ======     ======      =====    ======
Total Return /(c)/ ...     8.26%     36.28%     (8.23)%   (0.67)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $77,396    $47,377    $17,167    $2,480
 Ratio of Expenses to
  Average Net Assets..     1.58%      1.70%      1.70%     1.66%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.58%      1.84%      1.70%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.35)%    (0.48)%    (0.44)%   (0.35)%/(g)/
 Portfolio Turnover
  Rate................     98.5%     113.2%     108.8%    123.5%/(g)/

                           2004       2003       2002     2001/(H)/
                           ----       ----       ----     ----
SMALLCAP BLEND FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $13.21      $9.60     $10.44    $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07       0.05       0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.13       3.56      (0.78)    (0.07)
                           ----       ----      -----     -----
 Total From Investment
            Operations     1.20       3.61      (0.75)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         --      (0.06)       --
 Distributions from
  Realized Gains......    (0.03)        --      (0.02)       --
 Tax Return of Capital
  Distributions.......       --         --      (0.01)       --
 -----                                          -----
   Total Dividends and
         Distributions    (0.03)        --      (0.09)       --
 -----                    -----                 -----
Net Asset Value, End
 of Period............   $14.38     $13.21      $9.60    $10.44
                         ======     ======      =====    ======
Total Return..........     9.09%     37.60%     (7.34)%   (0.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,702     $9,318     $4,681       $10
 Ratio of Expenses to
  Average Net Assets..     0.75%      0.75%      0.74%     0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.75%      0.75%      0.75%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.47%      0.48%      0.66%     0.71%/(g)/
 Portfolio Turnover
  Rate................     98.5%     113.2%     108.8%    123.5%/(g)/

                           2004       2003       2002     2001/(E)/
                           ----       ----       ----     ----
SMALLCAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $13.36      $9.74     $10.58    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03       0.01       0.16      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.15       3.61      (0.94)    (0.02)
                           ----       ----      -----     -----
 Total From Investment
            Operations     1.18       3.62      (0.78)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         --      (0.03)    (0.01)
 Distributions from
  Realized Gains......    (0.03)        --      (0.02)       --
 Tax Return of Capital
  Distributions.......       --         --      (0.01)       --
 -----                                          -----
   Total Dividends and
         Distributions    (0.03)        --      (0.06)    (0.01)
  ----                                          -----     -----
Net Asset Value, End
 of Period............   $14.51     $13.36      $9.74    $10.58
                         ======     ======      =====    ======
Total Return..........     8.84%     37.17%     (7.48)%    0.98%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,456     $5,163       $202    $1,322
 Ratio of Expenses to
  Average Net Assets..     1.01%      1.01%      1.00%     1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.01%      1.01%      1.01%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.22%      0.06%      0.19%     0.31%/(g)/
 Portfolio Turnover
  Rate................     98.5%     113.2%     108.8%    123.5%/(g)/

                           2004       2003       2002     2001/(E)/
                           ----       ----       ----     ----
SMALLCAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.28      $9.69     $10.57    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01       0.01       0.79      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.14       3.58      (1.63)    (0.01)
                           ----       ----      -----     -----
 Total From Investment
            Operations     1.15       3.59      (0.84)     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         --      (0.02)    (0.01)
 Distributions from
  Realized Gains......    (0.03)        --      (0.02)       --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.03)        --      (0.04)    (0.01)
  ----                    -----                 -----     -----
Net Asset Value, End
 of Period............   $14.40     $13.28      $9.69    $10.57
                         ======     ======      =====    ======
Total Return..........     8.66%     37.05%     (7.98)%    0.88%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $16        $14        $10    $1,322
 Ratio of Expenses to
  Average Net Assets..     1.13%      1.13%      1.12%     1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.13%      1.13%      1.12%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.10%      0.10%      0.07%     0.33%/(g)/
 Portfolio Turnover
  Rate................     98.5%     113.2%     108.8%    123.5%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.54, $.55, $.55 and $.55 per share, respectively, from November 28, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004       2003      2002      2001/(E)/
                           ----       ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.62      $5.03     $7.56      $9.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)     (0.04)    (0.06)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33       2.63     (2.11)     (1.82)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.27       2.59     (2.17)     (1.88)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --     (0.36)        --
 -----                                         -----
   Total Dividends and
         Distributions       --         --     (0.36)        --
 -----                                         -----
Net Asset Value, End
 of Period............    $7.89      $7.62     $5.03      $7.56
                          =====      =====     =====      =====
Total Return..........     3.54%     51.49%   (30.69)%   (19.06)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $12       $954      $630       $947
 Ratio of Expenses to
  Average Net Assets..     1.27%      1.32%     1.32%      1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.32%        --      1.32%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.80)%    (0.67)%   (0.93)%    (1.02)%/(g)/
 Portfolio Turnover
  Rate................    194.9%     270.1%    255.3%     178.3%/(g)/

                           2004       2003      2002      2001/(E)/
                           ----       ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.60      $5.03     $7.56      $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.08)     (0.05)    (0.08)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33       2.62     (2.09)     (1.81)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.25       2.57     (2.17)     (1.89)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --     (0.36)        --
 -----                                         -----
   Total Dividends and
         Distributions       --         --     (0.36)        --
 -----                                         -----
Net Asset Value, End
 of Period............    $7.85      $7.60     $5.03      $7.56
                          =====      =====     =====      =====
Total Return..........     3.29%     51.09%   (30.69)%   (19.14)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $82       $985      $646       $963
 Ratio of Expenses to
  Average Net Assets..     1.45%      1.50%     1.49%      1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.50%        --      1.50%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.97)%    (0.85)%   (1.11)%    (1.19)%/(g)/
 Portfolio Turnover
  Rate................    194.9%     270.1%    255.3%     178.3%/(g)/

                           2004       2003      2002      2001/(H)/
                           ----       ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.29      $4.84     $7.31      $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.08)     (0.08)    (0.20)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31       2.53     (1.91)     (1.72)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.23       2.45     (2.11)     (1.75)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --     (0.36)        --
 -----                                         -----
   Total Dividends and
         Distributions       --         --     (0.36)        --
 -----                                         -----
Net Asset Value, End
 of Period............    $7.52      $7.29     $4.84      $7.31
                          =====      =====     =====      =====
Total Return /(c)/ ...     3.16%     50.62%   (30.92)%   (18.42)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,984    $16,886    $4,449     $1,322
 Ratio of Expenses to
  Average Net Assets..     1.68%      1.88%     1.70%      1.64%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.69%      2.18%     1.70%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.06)%    (1.26)%   (1.27)%    (1.32)%/(g)/
 Portfolio Turnover
  Rate................    194.9%     270.1%    255.3%     178.3%/(g)/

                           2004       2003      2002      2001/(H)/
                           ----       ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.48      $4.91     $7.35      $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        --        --      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32       2.57     (2.08)     (1.70)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.31       2.57     (2.08)     (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --     (0.36)        --
 -----                                         -----
   Total Dividends and
         Distributions       --         --     (0.36)        --
 -----                                         -----
Net Asset Value, End
 of Period............    $7.79      $7.48     $4.91      $7.35
                          =====      =====     =====      =====
Total Return..........     4.14%     52.34%   (30.33)%   (17.97)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $8         $8    $4,344       $560
 Ratio of Expenses to
  Average Net Assets..     0.73%      0.75%     0.75%      0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.75%        --      0.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.12)%    (0.08)%   (0.31)%    (0.45)%/(g)/
 Portfolio Turnover
  Rate................    194.9%     270.1%    255.3%     178.3%/(g)/

                           2004       2003      2002      2001/(E)/
                           ----       ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.69      $5.06     $7.58      $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)     (0.02)    (0.04)     (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.34       2.65     (2.12)     (1.77)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.30       2.63     (2.16)     (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --     (0.36)        --
 -----                                         -----
   Total Dividends and
         Distributions       --         --     (0.36)        --
 -----                                         -----
Net Asset Value, End
 of Period............    $7.99      $7.69     $5.06      $7.58
                          =====      =====     =====      =====
Total Return..........     3.90%     51.98%   (30.47)%   (19.02)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $179     $1,102      $666       $948
 Ratio of Expenses to
  Average Net Assets..     0.97%      1.01%     1.01%      1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.01%        --      1.01%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.47)%    (0.37)%   (0.62)%    (0.77)%/(g)/
 Portfolio Turnover
  Rate................    194.9%     270.1%    255.3%     178.3%/(g)/

                           2004       2003      2002      2001/(E)/
                           ----       ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.67      $5.06     $7.58      $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)     (0.03)    (0.05)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36       2.64     (2.11)     (1.82)
                           ----       ----     -----      -----
 Total From Investment
            Operations     0.31       2.61     (2.16)     (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --     (0.36)        --
 -----                                         -----
   Total Dividends and
         Distributions       --         --     (0.36)        --
 -----                                         -----
Net Asset Value, End
 of Period............    $7.98      $7.67     $5.06      $7.58
                          =====      =====     =====      =====
Total Return..........     4.04%     51.58%   (30.47)%   (19.02)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11       $959      $633       $948
 Ratio of Expenses to
  Average Net Assets..     1.08%      1.13%     1.12%      1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.13%        --      1.12%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.62)%    (0.48)%   (0.74)%    (0.83)%/(g)/
 Portfolio Turnover
  Rate................    194.9%     270.1%    255.3%     178.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred recognized $.01 of net operating loss per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $ .55 per share, during the initial interim period.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003      2002     2001/(D)/
                           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.91     $9.75    $10.36    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05      0.02      0.02      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.98      3.14     (0.49)    (0.11)
                           ----      ----     -----     -----
 Total From Investment
            Operations     2.03      3.16     (0.47)    (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        --        --     (0.01)
 Distributions from
  Realized Gains......       --        --     (0.14)       --
 -----                                        -----
   Total Dividends and
         Distributions       --        --     (0.14)    (0.01)
  ----                                        -----     -----
Net Asset Value, End
 of Period............   $14.94    $12.91     $9.75    $10.36
                         ======    ======     =====    ======
Total Return..........    15.75%    32.41%    (4.75)%   (0.93)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,912    $3,540      $676    $1,296
 Ratio of Expenses to
  Average Net Assets..     0.72%     0.72%     0.72%     0.72%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.38%     0.18%     0.09%     0.09%/(f)/
 Portfolio Turnover
  Rate................     54.5%     44.6%     61.0%     62.0%/(f)/

                           2004      2003      2002     2001/(D)/
                           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.87     $9.71    $10.34    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03        --     (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.96      3.16     (0.48)    (0.12)
                           ----      ----     -----     -----
 Total From Investment
            Operations     1.99      3.16     (0.49)    (0.12)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        --        --     (0.01)
 Distributions from
  Realized Gains......       --        --     (0.14)       --
 -----                                        -----
   Total Dividends and
         Distributions       --        --     (0.14)    (0.01)
  ----                                        -----     -----
Net Asset Value, End
 of Period............   $14.86    $12.87     $9.71    $10.34
                         ======    ======     =====    ======
Total Return..........    15.48%    32.54%    (4.96)%   (1.12)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,254    $3,176    $1,344    $1,294
 Ratio of Expenses to
  Average Net Assets..     0.90%     0.90%     0.90%     0.90%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.21%     0.01%    (0.09)%   (0.09)%/(f)/
 Portfolio Turnover
  Rate................     54.5%     44.6%     61.0%     62.0%/(f)/

                           2004      2003      2002     2001/(G)/
                           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.49     $9.50    $10.14    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --     (0.05)    (0.01)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.91      3.04     (0.49)    (0.59)
                           ----      ----     -----     -----
 Total From Investment
            Operations     1.91      2.99     (0.50)    (0.60)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --        --     (0.14)       --
 -----                                        -----
   Total Dividends and
         Distributions       --        --     (0.14)       --
 -----                                        -----
Net Asset Value, End
 of Period............   $14.40    $12.49     $9.50    $10.14
                         ======    ======     =====    ======
Total Return /(b)/ ...    15.31%    31.47%    (5.16)%   (5.59)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $33,134   $17,505    $7,197    $1,860
 Ratio of Expenses to
  Average Net Assets..     1.06%     1.38%     1.10%     1.06%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.06%     1.49%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.01%    (0.47)%   (0.28)%   (0.26)%/(f)/
 Portfolio Turnover
  Rate................     54.5%     44.6%     61.0%     62.0%/(f)/

                           2004      2003      2002     2001/(G)/
                           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $12.70     $9.59    $10.19    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13      0.08      0.07      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.95      3.07     (0.47)    (0.60)
                           ----      ----     -----     -----
 Total From Investment
            Operations     2.08      3.15     (0.40)    (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)    (0.04)    (0.06)       --
 Distributions from
  Realized Gains......       --        --     (0.14)       --
 -----                                        -----
   Total Dividends and
         Distributions    (0.05)    (0.04)    (0.20)       --
 ----                     -----     -----     -----
Net Asset Value, End
 of Period............   $14.73    $12.70     $9.59    $10.19
                         ======    ======     =====    ======
Total Return..........    16.41%    33.04%    (4.19)%   (5.12)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $48,472   $18,585        $9        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%     0.15%     0.15%     0.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.94%     0.74%     0.66%     0.65%/(f)/
 Portfolio Turnover
  Rate................     54.5%     44.6%     61.0%     62.0%/(f)/

                           2004      2003      2002     2001/(D)/
                           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.95     $9.77    $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09      0.05      0.02      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.98      3.15     (0.45)    (0.14)
                           ----      ----     -----     -----
 Total From Investment
            Operations     2.07      3.20     (0.43)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)    (0.02)    (0.03)    (0.01)
 Distributions from
  Realized Gains......       --        --     (0.14)       --
 -----                                        -----
   Total Dividends and
         Distributions    (0.01)    (0.02)    (0.17)    (0.01)
                          -----     -----     -----     -----
Net Asset Value, End
 of Period............   $15.01    $12.95     $9.77    $10.37
                         ======    ======     =====    ======
Total Return..........    16.03%    32.80%    (4.35)%   (0.83)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $26,093   $15,535    $6,850    $1,302
 Ratio of Expenses to
  Average Net Assets..     0.41%     0.41%     0.41%     0.41%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.63%     0.51%     0.42%     0.35%/(f)/
 Portfolio Turnover
  Rate................     54.5%     44.6%     61.0%     62.0%/(f)/

                           2004      2003      2002     2001/(D)/
                           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $12.94     $9.76    $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08      0.05      0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.98      3.14     (0.51)    (0.11)
                           ----      ----     -----     -----
 Total From Investment
            Operations     2.06      3.19     (0.45)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --     (0.01)    (0.02)    (0.01)
 Distributions from
  Realized Gains......       --        --     (0.14)       --
 -----                                        -----
   Total Dividends and
         Distributions       --     (0.01)    (0.16)    (0.01)
  ----                              -----     -----     -----
Net Asset Value, End
 of Period............   $15.00    $12.94     $9.76    $10.37
                         ======    ======     =====    ======
Total Return..........    15.94%    32.67%    (4.56)%   (0.83)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,807    $1,034      $570    $1,298
 Ratio of Expenses to
  Average Net Assets..     0.53%     0.53%     0.52%     0.53%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.55%     0.36%     0.28%     0.28%/(f)/
 Portfolio Turnover
  Rate................     54.5%     44.6%     61.0%     62.0%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from November 30, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004       2003      2002     2001/(E)/
                           ----       ----      ----     ----
SMALLCAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.78     $10.56    $10.62    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        --      0.05      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.96       4.22      0.40      0.37
                           ----       ----      ----      ----
 Total From Investment
            Operations     1.91       4.22      0.45      0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         --     (0.04)    (0.03)
 Distributions from
  Realized Gains......    (0.47)        --     (0.47)       --
 -----                    -----                -----
   Total Dividends and
         Distributions    (0.47)        --     (0.51)    (0.03)
  ----                    -----                -----     -----
Net Asset Value, End
 of Period............   $16.22     $14.78    $10.56    $10.62
                         ======     ======    ======    ======
Total Return..........    13.20%     40.02%     3.98%     4.89%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,111       $891    $1,145    $1,328
 Ratio of Expenses to
  Average Net Assets..     1.32%      1.32%     1.31%     1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.32%      1.32%     1.32%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.31)%     0.04%     0.36%     0.64%/(g)/
 Portfolio Turnover
  Rate................    163.5%     221.7%    134.3%     89.1%/(g)/

                           2004       2003      2002     2001/(E)/
                           ----       ----      ----     ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $14.74     $10.55    $10.60    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)     (0.01)     0.04      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.94       4.20      0.40      0.36
                           ----       ----      ----      ----
 Total From Investment
            Operations     1.87       4.19      0.44      0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         --     (0.02)    (0.03)
 Distributions from
  Realized Gains......    (0.47)        --     (0.47)       --
 -----                    -----                -----
   Total Dividends and
         Distributions    (0.47)        --     (0.49)    (0.03)
  ----                    -----                -----     -----
Net Asset Value, End
 of Period............   $16.14     $14.74    $10.55    $10.60
                         ======     ======    ======    ======
Total Return..........    12.96%     39.72%     3.90%     4.69%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,949       $650      $891    $1,326
 Ratio of Expenses to
  Average Net Assets..     1.50%      1.50%     1.49%     1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.50%      1.50%     1.50%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.47)%    (0.14)%    0.19%     0.47%/(g)/
 Portfolio Turnover
  Rate................    163.5%     221.7%    134.3%     89.1%/(g)/

                           2004       2003      2002     2001/(H)/
                           ----       ----      ----     ----
SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.53     $10.42    $10.48    $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.09)     (0.04)    (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.91       4.15      0.42     (0.16)
                           ----       ----      ----     -----
 Total From Investment
            Operations     1.82       4.11      0.41     (0.16)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.47)        --     (0.47)       --
 -----                    -----                -----
   Total Dividends and
         Distributions    (0.47)        --     (0.47)       --
 -----                    -----                -----
Net Asset Value, End
 of Period............   $15.88     $14.53    $10.42    $10.48
                         ======     ======    ======    ======
Total Return /(c)/ ...    12.80%     39.44%     3.65%    (1.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $26,756    $12,945    $4,953      $749
 Ratio of Expenses to
  Average Net Assets..     1.65%      1.70%     1.69%     1.66%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.65%      2.14%     1.70%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.62)%    (0.35)%   (0.07)%    0.12%/(g)/
 Portfolio Turnover
  Rate................    163.5%     221.7%    134.3%     89.1%/(g)/

                           2004       2003      2002     2001/(H)/
                           ----       ----      ----     ----
SMALLCAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $14.68     $10.48    $10.54    $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04       0.07      0.12      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.95       4.20      0.39     (0.11)
                           ----       ----      ----     -----
 Total From Investment
            Operations     1.99       4.27      0.51     (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --      (0.07)    (0.10)       --
 Distributions from
  Realized Gains......    (0.47)        --     (0.47)       --
 -----                    -----                -----
   Total Dividends and
         Distributions    (0.47)     (0.07)    (0.57)       --
 ----                     -----      -----     -----
Net Asset Value, End
 of Period............   $16.20     $14.68    $10.48    $10.54
                         ======     ======    ======    ======
Total Return..........    13.86%     40.94%     4.60%    (0.47)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,973    $10,493    $9,641    $1,144
 Ratio of Expenses to
  Average Net Assets..     0.75%      0.75%     0.74%     0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.75%      0.75%     0.75%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.28%      0.62%     0.88%     0.79%/(g)/
 Portfolio Turnover
  Rate................    163.5%     221.7%    134.3%     89.1%/(g)/

                           2004       2003      2002     2001/(E)/
                           ----       ----      ----     ----
SMALLCAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $14.82     $10.58    $10.64    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --       0.04      0.11      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.96       4.24      0.37      0.31
                           ----       ----      ----      ----
 Total From Investment
            Operations     1.96       4.28      0.48      0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --      (0.04)    (0.07)    (0.03)
 Distributions from
  Realized Gains......    (0.47)        --     (0.47)       --
 -----                    -----                -----
   Total Dividends and
         Distributions    (0.47)     (0.04)    (0.54)    (0.03)
                          -----      -----     -----     -----
Net Asset Value, End
 of Period............   $16.31     $14.82    $10.58    $10.64
                         ======     ======    ======    ======
Total Return..........    13.51%     40.56%     4.29%     5.09%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,755     $1,139    $1,056    $1,330
 Ratio of Expenses to
  Average Net Assets..     1.01%      1.01%     1.00%     1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.01%      1.01%     1.01%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.01%      0.34%     0.67%     1.18%/(g)/
 Portfolio Turnover
  Rate................    163.5%     221.7%    134.3%     89.1%/(g)/

                           2004       2003      2002     2001/(E)/
                           ----       ----      ----     ----
SMALLCAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $14.80     $10.57    $10.63    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)      0.02      0.10      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.96       4.24      0.37      0.37
                           ----       ----      ----      ----
 Total From Investment
            Operations     1.94       4.26      0.47      0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --      (0.03)    (0.06)    (0.03)
 Distributions from
  Realized Gains......    (0.47)        --     (0.47)       --
 -----                    -----                -----
   Total Dividends and
         Distributions    (0.47)     (0.03)    (0.53)    (0.03)
                          -----      -----     -----     -----
Net Asset Value, End
 of Period............   $16.27     $14.80    $10.57    $10.63
                         ======     ======    ======    ======
Total Return..........    13.39%     40.34%     4.17%     4.99%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $326       $187      $876    $1,330
 Ratio of Expenses to
  Average Net Assets..     1.13%      1.12%     1.11%     1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.13%      1.13%     1.12%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.10)%     0.23%     0.56%     0.83%/(g)/
 Portfolio Turnover
  Rate................    163.5%     221.7%    134.3%     89.1%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                                   REPORT OF

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and
Shareholders
Principal Investors Fund, Inc.


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Investors Fund, Inc. (comprising Bond & Mortgage Securities Fund, Capital Preservation Fund, Government Securities Fund, High Quality Intermediate-Term Bond Fund, High Quality Long-Term Bond Fund, High Quality Short-Term Bond Fund, International Emerging Markets Fund, International Fund I, International Fund II, LargeCap Blend Fund I, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners LargeCap Value Fund I, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Partners SmallCap Value Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund and SmallCap Value
Fund) as of October 31, 2004, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the management of Principal Investors Fund, Inc. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodians and brokers. As to certain securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Principal Investors Fund, Inc. at October 31, 2004, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                       /s/Ernst & Young LLP



Des Moines, Iowa
November 24, 2004

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Fund, Inc. and Principal Mutual Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND DATE OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR*
----------------------------------  -----------------------  -------------     -------------


                                                     102             None

 James D. Davis
 Director since 1974     Attorney. Vice
 Member Audit and        President, Deere and
 Nominating Committee    Company, Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

                                                     102             None
 Richard W. Gilbert
 Director since 1985
 Member Audit and        President, Gilbert
 Nominating Committee    Communications, Inc.
 5040 Arbor Lane,        since 1993.
 #302, Northfield,
 Illinois.
 05/08/40

                                                     102             None

                         Executive Vice
 Mark A. Grimmett        President and CFO,
 Director since 2004     Merle Norman
 Member Audit and        Cosmetics, Inc.,
 Nominating Committee    since 2000. Prior
 6310 Deerfield Avenue   thereto, Vice
 San Gabriel,            President and CFO.
 California
 04/03/60

                                                     102
                                                                Casey's General
                                                                  Stores, Inc.
 William C. Kimball
 Director since 1999     Chairman and CEO,
 Member Audit and        Medicap Pharmacies,
 Nominating Committee    Inc. Retired.
 4350 Westown Parkway,
 Suite 400
 West Des Moines, Iowa
 11/28/47

                                                      102             None
 Barbara A. Lukavsky
 Director since 1987
 Member Audit and
 Nominating Committee    President and CEO,
 Member Executive        Barbican Enterprises,
 Committee               Inc. since 1997.
 100 Market Street,
 #314, Des Moines,
 Iowa
 09/10/40


  * Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.


THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF AN AFFILIATION WITH THE MANAGER AND

PRINCIPAL LIFE. .

                         Director, Principal
                         Management
                         Corporation and
                         Princor Financial
                         Services Corporation
                         ("Princor") since                             None
 John E. Aschenbrenner   1998. President,
 Director since 1998     Insurance and
 08/16/49                Financial Services,
                         Principal Life since
                         2003. Executive Vice
                         President, 2000-2003.
                         Prior thereto, Senior
                         Vice President.

                         Director and
                         President, Princor
 Ralph C. Eucher         and Principal
 Director and            Management
 President since 1999    Corporation, since                            None
 Member Executive        1999. Senior Vice
 Committee               President, Principal
 06/14/52                Life, since 2002.
                         Prior thereto, Vice
                         President.

                         Chairman and
                         Director, Princor and                         None
 Larry D. Zimpleman      Principal Management
 Director and Chairman   Corporation since
 of the Board since      2002. President,
 December 2001           Retirement and
 Member Executive        Investor Services,
 Committee               Principal Life since
 09/07/51                2003. Executive Vice
                         President, 2001-2003.
                         Prior thereto, Senior
                         Vice President.

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Additional information about the Fund is available in the Prospectuses dated March 1, 2004, June 1, 2004 and September 27, 2004 and the Statement of Additional Information dated September 27, 2004. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


PROXY VOTING POLICIES


A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent period ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.


SCHEDULES OF INVESTMENTS


The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

                         FEDERAL INCOME TAX INFORMATION
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2004
 -------------------------------------------------------------------------------
Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions shown below. Shareholders should consult a tax advisor on how to report these distributions for state and local purposes.



DIVIDEND RECEIVED DEDUCTION . For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2004 that qualifies for the dividend received deduction is as follows:

                         DEDUCTIBLE                                 DEDUCTIBLE
                         PERCENTAGE                                 PERCENTAGE
 LargeCap Blend Fund I       40%     Partners SmallCap Blend Fund       7%
 LargeCap Growth Fund       100%     Partners SmallCap Growth          18%
                                     Fund II
 LargeCap S&P 500 Index     100%     Partners SmallCap Value Fund      10%
 Fund                                I
 LargeCap Value Fund        100%     Principal LifeTime 2010 Fund      13%
 MidCap Blend Fund           99%     Principal LifeTime 2020 Fund      18%
 MidCap S&P 400 Index        76%     Principal LifeTime 2030 Fund      32%
 Fund
  MidCap Value Fund          41%     Principal LifeTime 2040 Fund      46%
 Partners LargeCap           94%     Principal LifeTime 2050 Fund      65%
 Blend Fund
 Partners LargeCap          100%     Principal LifeTime Strategic       7%
 Blend Fund I                        Income Fund
 Partners LargeCap          100%     SmallCap S&P 600 Index Fund       77%
 Growth Fund I
 Partners LargeCap          100%      SmallCap Value Fund              15%
 Value Fund
 Partners MidCap Value       75%
 Fund




QUALIFIED DIVIDEND INCOME . For the fiscal year ended October 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended October 31, 2004, taxed at a maximum rate of 15% is as follows:

                                                        PERCENTAGE                                 PERCENTAGE
 International Emerging Markets Fund                        78%                                       100%
                                                                    Partners LargeCap Value Fund
 International Fund I                                      100%      Partners MidCap Value Fund        68%
 International Fund II                                      93%     Partners SmallCap Blend Fund        7%
 LargeCap Blend Fund I                                      36%     Partners SmallCap Growth           20%
                                                                    Fund II
 LargeCap Growth Fund                                      100%     Partners SmallCap Value Fund       10%
                                                                    I
 LargeCap S&P 500 Index Fund                               100%     Principal LifeTime 2010 Fund        3%
 LargeCap Value Fund                                       100%     Principal LifeTime 2020 Fund        5%
 MidCap Blend Fund                                          99%     Principal LifeTime 2030 Fund        9%
 MidCap S&P 400 Index Fund                                  65%     Principal LifeTime 2040 Fund       12%
 MidCap Value Fund                                          42%     Principal LifeTime 2050 Fund       17%
  Partners LargeCap Blend Fund                              94%     Principal LifeTime Strategic        1%
                                                                    Income Fund
  Partners LargeCap Blend Fund I                           100%     SmallCap S&P 600 Index Fund        77%
  Partners LargeCap Growth Fund I                          100%      SmallCap Value Fund               20%



This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund's transfer agent.



LONG TERM CAPITAL GAIN DIVIDENDS . For federal income tax purposes, the Fund designates long term capital gain dividends for all share classes for the year ended October

                            PER SHARE LONG TERM                                  PER SHARE LONG TERM
                         CAPITAL GAIN DISTRIBUTIONS                           CAPITAL GAIN DISTRIBUTIONS
 High Quality                      $.0769            Partners SmallCap                  $.0054
 Intermediate-Term Bond                              Growth Fund II
 Fund
 High Quality Long-Term             .0467            Partners SmallCap                   .0510
 Bond Fund                                           Value Fund I
 High Quality                       .0377            Real Estate Securities              .0987
 Short-Term Bond Fund                                Fund
 MidCap Blend Fund                  .0083            SmallCap Blend Fund                 .0292
 MidCap S&P 400 Index               .0455            SmallCap S&P 600 Index              .0024
 Fund                                                Fund
 Partners MidCap Value              .0741            SmallCap Value Fund                 .1343
 Fund

31, 2004 as follows:

ITEM 2 - CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Richard Gilbert, a member of the Registrant's Audit and Nominating Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.
         October 31, 2003 - $226,000
         October 31, 2004 - $258,900

(b) Audit-Related Fees. Ernst & Young has not provided any audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a).

Ernst and Young billed no fees that registrant's audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant's dividend distributions that are included as deductions on the tax returns. An affiliate of Ernst & Young located in India reviews the security transactions of the registrant that take place in India. After this review, an Indian income tax return is prepared and filed by Ernst & Young. Additionally, another affiliate of Ernst & Young located in Taiwan reviews the securities held in Taiwan. After the review, a statement of portfolio is prepared. A tax return filing in Taiwan may also be required. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.
         October 31, 2003  - $95,527
         October 31, 2004  - $86,560

Ernst and Young billed no fees that registrant's audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant's audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

                         Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Funds' primary independent auditor. This policy is established by the Audit Committee of the Principal Investors Fund, Inc., Principal Variable Contracts Fund, Inc. and Principal Mutual Funds (the "Funds") Board of Directors effective for all engagements of the primary independent auditor entered into on and after March 8th, 2004.

1. Prohibited Services shall not be provided by the primary independent auditor, its subsidiaries and affiliates to the Funds. . For the purposes of this policy, Prohibited Services are:

|X| Services that are subject to audit procedure during a financial statement audit;
|X|  Services where the auditor would act on behalf of management;
|X| Services where the auditor is an advocate to the client's position in an adversarial proceeding;
|X| Bookkeeping or other services related to the accounting records or financial statements of the Company, its subsidiaries and affiliates;
|X|  Financial information systems design and implementation;
|X| Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
|X|  Actuarial services;
|X|  Internal audit functions or human resources;
|X| Broker or dealer, investment advisor, or investment banking services; |X| Legal services and expert services unrelated to the audit;
|X|  Any other service that the Public Company Accounting Oversight
     Board determines, by regulation, is impermissible.

2. (A) All services provided by the primary independent auditor, its subsidiaries and affiliates to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, by any independent auditor, shall be approved by the Audit Committee in advance in accordance with the following procedure:

                  Each quarter, Management will present to the Audit Committee for pre-approval, a detailed description as to each particular service for which pre-approval is sought and a range of fees for such service. The Audit Committee may delegate pre-approval authority to one or more of its members provided a report of any services approved by such delegated member(s) shall be presented to the full Audit Committee at its next regularly scheduled meeting. The Audit Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services previously approved by the Audit Committee and for services and the range of fees for such services that arise between regularly scheduled Audit Committee meetings.

                  In considering whether to pre-approve the provision of non-audit services by the primary independent auditor, the Audit Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Audit Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4. Not less than annually, the primary independent auditor shall report to the Audit Committee its independence policies, as well as all relationships that may bear on independence between the auditor and the Funds with respect to any services provided by the auditor, its subsidiaries or affiliates.

5. The Audit Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

The Funds or Principal Management Corporation may not hire any former partner, principal, shareholder or professional employee ("Former Employee") of the primary independent auditor into an accounting or financial reporting oversight role unless the Former Employee has severed his/her economic interest in the independent audit firm. In addition, employment of a Former Employee into an accounting or financial reporting oversight role will not be allowed unless the Former Employee was not a member of the audit engagement team of the Company during the one year period preceding the date that the audit procedures began for the fiscal period in which the Company proposes to hire the Former Employee. An accounting or financial reporting oversight role is presumed to mean CEO, CFO, or Controller.

(end of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All work in connection with the audit of the registrant's financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.
         October 31, 2003 - $98,227
         October 31, 2004 - $86,560

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 10 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11 - EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Investors Fund, Inc.
            ---------------------------------------------------------



By           /s/ Ralph C. Eucher
   -----------------------------------------------------------------
         Ralph C. Eucher, President

Date         12/16/2004
    ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  -----------------------------------------------------------------
         Ralph C. Eucher, President

Date         12/16/2004
             ---------------------


By           /s/ Jill R. Brown
  -----------------------------------------------------------------
         Jill R. Brown, Vice President and Chief Financial Officer

Date         12/16/2004
    ---------------------